UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-21864

                                   WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                                 New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Semi-Annual Report

September 30, 2018

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. Earnings 500 Fund (EPS)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Earnings Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Earnings Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Earnings Fund (EXT)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

Sector Breakdown†

Sector	% of Net Assets
Energy	16.8%
Information Technology	11.6%
Utilities	11.5%
Health Care	10.8%
Consumer Discretionary	10.6%
Communication Services	10.6%
Consumer Staples	10.4%
Industrials	9.3%
Materials	8.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
CenturyLink, Inc.	6.1%
Targa Resources Corp.	3.6%
ONEOK, Inc.	2.6%
Target Corp.	2.1%
Occidental Petroleum Corp.	1.8%
AT&T, Inc.	1.7%
Verizon Communications, Inc.	1.7%
FirstEnergy Corp.	1.7%
CF Industries Holdings, Inc.	1.6%
Merck & Co., Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,090.10	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.01%	10.80%	14.22%	10.89%	11.03%
Fund Market Price Returns	8.97%	10.89%	14.21%	10.90%	11.03%
WisdomTree Dividend Top 100/U.S. Dividend ex-Financials Spliced Index[1]	9.25%	11.27%	14.72%	11.34%	11.43%
Dow Jones U.S. Select Dividend IndexSM	6.85%	10.59%	15.24%	12.53%	10.75%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree U.S. Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.0%
Financials	18.7%
Health Care	14.0%
Communication Services	10.1%
Industrials	9.8%
Consumer Discretionary	8.5%
Consumer Staples	8.1%
Energy	3.3%
Utilities	2.7%
Materials	1.9%
Real Estate	1.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.0%
Microsoft Corp.	2.9%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Verizon Communications, Inc.	1.5%
Johnson & Johnson	1.5%
Intel Corp.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Earnings 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Earnings 500 Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,087.20	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	8.72%	14.34%	16.39%	13.00%	11.45%
Fund Market Price Returns	8.54%	14.43%	16.41%	13.01%	11.45%
WisdomTree U.S. Earnings 500 Index	8.88%	14.68%	16.73%	13.33%	11.77%
S&P 500® Index	11.41%	17.91%	17.31%	13.95%	11.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Health Care	13.7%
Real Estate	13.5%
Energy	13.3%
Consumer Staples	12.9%
Information Technology	10.2%
Communication Services	9.8%
Utilities	9.2%
Financials	6.2%
Consumer Discretionary	5.6%
Industrials	4.2%
Materials	1.0%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	5.1%
AT&T, Inc.	4.2%
Verizon Communications, Inc.	3.8%
Pfizer, Inc.	3.6%
Johnson & Johnson	3.4%
Chevron Corp.	3.2%
Cisco Systems, Inc.	2.8%
Wells Fargo & Co.	2.6%
Merck & Co., Inc.	2.5%
Procter & Gamble Co. (The)	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,078.10	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	7.81%	6.73%	12.84%	10.39%	9.51%
Fund Market Price Returns	7.73%	6.78%	12.82%	10.39%	9.60%
WisdomTree U.S. High Dividend Index	8.06%	7.18%	13.31%	10.83%	9.92%
Russell 1000® Value Index	6.95%	9.45%	13.55%	10.72%	9.79%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	18.7%
Health Care	13.5%
Financials	12.7%
Consumer Staples	11.7%
Industrials	9.4%
Energy	8.9%
Communication Services	7.7%
Consumer Discretionary	6.3%
Utilities	4.8%
Real Estate	3.9%
Materials	2.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	4.2%
Apple, Inc.	4.1%
Exxon Mobil Corp.	3.2%
AT&T, Inc.	2.8%
Verizon Communications, Inc.	2.4%
Pfizer, Inc.	2.2%
Johnson & Johnson	2.1%
Chevron Corp.	2.0%
JPMorgan Chase & Co.	2.0%
Cisco Systems, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,092.30	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.23%	12.63%	15.41%	12.19%	10.57%
Fund Market Price Returns	9.08%	12.66%	15.40%	12.18%	10.53%
WisdomTree U.S. LargeCap Dividend Index	9.39%	12.98%	15.78%	12.52%	10.94%
S&P 500® Index	11.41%	17.91%	17.31%	13.95%	11.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	19.3%
Real Estate	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	7.9%
Energy	7.8%
Financials	7.6%
Information Technology	7.4%
Consumer Staples	3.4%
Communication Services	2.5%
Health Care	2.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Targa Resources Corp.	2.4%
Macy’s, Inc.	1.5%
Kohl’s Corp.	1.4%
W.W. Grainger, Inc.	1.2%
Tapestry, Inc.	1.1%
Evergy, Inc.	1.1%
AES Corp.	1.0%
Darden Restaurants, Inc.	1.0%
CF Industries Holdings, Inc.	1.0%
Helmerich & Payne, Inc.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,094.80	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.48%	13.26%	15.52%	12.63%	12.54%
Fund Market Price Returns	9.39%	13.21%	15.46%	12.60%	12.49%
WisdomTree U.S. MidCap Dividend Index	9.71%	13.71%	15.97%	13.03%	12.93%
S&P MidCap 400® Index	8.32%	14.21%	15.68%	11.91%	12.49%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	18.9%
Consumer Discretionary	18.5%
Financials	15.8%
Information Technology	12.2%
Real Estate	9.2%
Materials	6.0%
Health Care	5.1%
Communication Services	5.0%
Utilities	4.2%
Consumer Staples	3.0%
Energy	1.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Park Hotels & Resorts, Inc.	2.3%
Discovery, Inc., Class A	1.3%
First Data Corp., Class A	1.1%
Penn National Gaming, Inc.	1.0%
Macy’s, Inc.	1.0%
GCI Liberty, Inc., Class A	0.7%
United Therapeutics Corp.	0.7%
Nordstrom, Inc.	0.7%
Foot Locker, Inc.	0.7%
Advance Auto Parts, Inc.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Earnings Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,076.80	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	7.68%	12.47%	14.55%	10.93%	13.73%
Fund Market Price Returns	7.68%	12.53%	14.57%	10.94%	13.76%
WisdomTree U.S. MidCap Earnings Index	7.87%	12.89%	14.92%	11.24%	14.10%
S&P MidCap 400® Index	8.32%	14.21%	15.68%	11.91%	12.49%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.9%
Health Care	15.0%
Financials	13.7%
Consumer Discretionary	11.4%
Industrials	9.7%
Consumer Staples	6.5%
Energy	5.8%
Communication Services	4.8%
Real Estate	2.8%
Utilities	2.8%
Materials	2.6%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Verizon Communications, Inc.	1.4%
Fiserv, Inc.	1.3%
Fidelity National Information Services, Inc.	1.3%
W.R. Berkley Corp.	1.3%
Jack Henry & Associates, Inc.	1.3%
Aflac, Inc.	1.2%
Motorola Solutions, Inc.	1.2%
Progressive Corp. (The)	1.2%
Booz Allen Hamilton Holding Corp.	1.2%
CDK Global, Inc.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,106.40	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	10.64%	19.65%	20.19%
Fund Market Price Returns	10.48%	19.72%	20.09%
WisdomTree U.S. Multifactor Index	10.75%	19.82%	20.31%
S&P 500® Index	11.41%	17.91%	18.23%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.3%
Industrials	18.4%
Health Care	18.4%
Consumer Discretionary	10.3%
Consumer Staples	9.5%
Financials	8.5%
Energy	6.8%
Materials	2.5%
Communication Services	2.3%
Real Estate	0.6%
Utilities	0.4%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	5.2%
Microsoft Corp.	4.9%
Apple, Inc.	4.8%
Johnson & Johnson	4.6%
Wells Fargo & Co.	3.5%
Home Depot, Inc. (The)	2.4%
AbbVie, Inc.	2.3%
Boeing Co. (The)	2.3%
PepsiCo, Inc.	2.3%
Altria Group, Inc.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,110.90	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	11.09%	18.53%	18.12%	14.19%	13.67%
Fund Market Price Returns	10.95%	18.58%	18.14%	14.18%	13.66%
WisdomTree U.S. Quality Dividend Growth Index	11.21%	18.89%	18.49%	14.52%	10.69%
NASDAQ U.S. Dividend AchieversTM Select Index	10.69%	19.11%	16.97%	12.14%	11.72%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.1%
Industrials	16.3%
Consumer Discretionary	15.2%
Financials	13.7%
Health Care	12.2%
Consumer Staples	7.9%
Communication Services	5.9%
Materials	4.2%
Energy	2.0%
Utilities	0.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Worldpay, Inc., Class A	1.4%
Express Scripts Holding Co.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Seagate Technology PLC	1.2%
Assurant, Inc.	1.1%
W.W. Grainger, Inc.	1.1%
CBS Corp., Class B Non-Voting Shares	1.1%
HCA Healthcare, Inc.	1.0%
Liberty Global PLC	1.0%
United Continental Holdings, Inc.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Shareholder Yield Fund (the ‘‘Fund’’) seeks income and capital appreciation.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,088.10	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	8.81%	16.58%	13.92%	12.44%	10.58%
Fund Market Price Returns	8.77%	16.74%	13.93%	12.45%	10.49%
Russell 1000® Value Index	6.95%	9.45%	13.55%	10.72%	9.79%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Industrials	18.0%
Consumer Discretionary	16.3%
Real Estate	13.4%
Financials	11.3%
Communication Services	8.2%
Materials	7.4%
Utilities	7.2%
Information Technology	5.8%
Consumer Staples	5.6%
Energy	4.1%
Health Care	1.9%
Investment Company	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
CVR Energy, Inc.	1.5%
Pattern Energy Group, Inc., Class A	1.1%
Covanta Holding Corp.	1.1%
Vector Group Ltd.	1.0%
American Eagle Outfitters, Inc.	0.9%
Uniti Group, Inc.	0.9%
GameStop Corp., Class A	0.9%
SemGroup Corp., Class A	0.9%
Consolidated Communications Holdings, Inc.	0.9%
Domtar Corp.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,099.80	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.98%	9.21%	15.68%	10.53%	10.89%
Fund Market Price Returns	9.98%	9.16%	15.68%	10.49%	10.96%
WisdomTree U.S. SmallCap Dividend Index	10.18%	9.55%	16.01%	10.79%	11.21%
Russell 2000® Index	11.61%	15.24%	17.12%	11.07%	11.11%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.3%
Industrials	19.1%
Consumer Discretionary	17.9%
Information Technology	10.4%
Health Care	8.5%
Communication Services	6.5%
Materials	5.7%
Real Estate	3.9%
Energy	3.8%
Consumer Staples	3.5%
Utilities	1.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Match Group, Inc.	2.3%
Premier, Inc., Class A	1.4%
Warrior Met Coal, Inc.	1.2%
EnPro Industries, Inc.	1.1%
KEMET Corp.	1.0%
Cleveland-Cliffs, Inc.	0.9%
Talos Energy, Inc.	0.9%
Genworth Financial, Inc., Class A	0.9%
Callaway Golf Co.	0.8%
American Axle & Manufacturing Holdings, Inc.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Earnings Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,123.40	0.38%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	12.34%	15.39%	18.93%	11.36%	13.68%
Fund Market Price Returns	12.31%	15.40%	18.96%	11.34%	13.62%
WisdomTree U.S. SmallCap Earnings Index	12.54%	15.74%	19.18%	11.57%	13.91%
Russell 2000® Index	11.61%	15.24%	17.12%	11.07%	11.11%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	27.4%
Consumer Discretionary	17.7%
Financials	15.2%
Materials	10.6%
Information Technology	5.8%
Communication Services	5.7%
Real Estate	5.3%
Utilities	5.1%
Consumer Staples	4.5%
Health Care	1.9%
Energy	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
CoreCivic, Inc.	2.3%
American Eagle Outfitters, Inc.	1.6%
South Jersey Industries, Inc.	1.5%
Compass Minerals International, Inc.	1.5%
GATX Corp.	1.5%
Dine Brands Global, Inc.	1.5%
Urban Edge Properties	1.4%
GameStop Corp., Class A	1.3%
Community Bank System, Inc.	1.3%
Glacier Bancorp, Inc.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,110.30	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	11.03%	11.65%	15.60%	9.99%	10.50%
Fund Market Price Returns	11.00%	11.52%	15.59%	9.95%	10.47%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	11.23%	11.98%	15.91%	10.26%	10.77%
Russell 2000® Index	11.61%	15.24%	17.12%	11.07%	11.11%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	16.6%
Financials	13.4%
Health Care	11.6%
Consumer Staples	10.4%
Industrials	9.6%
Energy	8.2%
Real Estate	7.9%
Consumer Discretionary	7.3%
Communication Services	7.0%
Utilities	5.1%
Materials	2.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	3.5%
Apple, Inc.	3.5%
Exxon Mobil Corp.	2.7%
AT&T, Inc.	2.4%
Verizon Communications, Inc.	2.0%
Pfizer, Inc.	1.9%
Johnson & Johnson	1.8%
Chevron Corp.	1.7%
JPMorgan Chase & Co.	1.7%
Cisco Systems, Inc.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,092.00	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.20%	12.25%	15.32%	12.14%	10.77%
Fund Market Price Returns	9.08%	12.29%	15.34%	12.15%	10.76%
WisdomTree U.S. Dividend Index	9.38%	12.55%	15.66%	12.47%	11.16%
Russell 3000® Index	11.29%	17.58%	17.07%	13.46%	12.01%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.8%
Financials	19.0%
Health Care	13.0%
Industrials	10.6%
Consumer Discretionary	9.6%
Communication Services	9.5%
Consumer Staples	7.4%
Energy	3.2%
Utilities	2.8%
Real Estate	2.6%
Materials	2.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.3%
Microsoft Corp.	2.6%
JPMorgan Chase & Co.	2.1%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Bank of America Corp.	1.6%
Wells Fargo & Co.	1.4%
Verizon Communications, Inc.	1.4%
Johnson & Johnson	1.3%
Intel Corp.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Earnings Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,087.10	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	8.71%	14.24%	16.26%	12.74%	11.72%
Fund Market Price Returns	8.55%	14.19%	16.27%	12.71%	11.29%
WisdomTree U.S. Earnings Index	8.87%	14.54%	16.68%	13.12%	12.07%
Russell 3000® Index	11.29%	17.58%	17.07%	13.46%	12.01%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree U.S. LargeCap Dividend Index.

The WisdomTree U.S. Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

16	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	23,131	$8,002,401
United Technologies Corp.	54,713	7,649,424

Total Aerospace & Defense		15,651,825
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. Class B	66,209	7,729,901
Airlines – 0.9%
Delta Air Lines, Inc.	125,685	7,268,363
Automobiles – 3.1%
Ford Motor Co.	1,107,159	10,241,221
General Motors Co.	244,589	8,235,312
Harley-Davidson, Inc.	164,571	7,455,066

Total Automobiles		25,931,599
Beverages – 1.2%
Coca-Cola Co. (The)	207,952	9,605,303
Biotechnology – 3.1%
AbbVie, Inc.	88,524	8,372,600
Amgen, Inc.	43,395	8,995,349
Gilead Sciences, Inc.	108,541	8,380,451

Total Biotechnology		25,748,400
Chemicals – 4.6%
Air Products & Chemicals, Inc.	42,212	7,051,515
CF Industries Holdings, Inc.	237,682	12,939,408
DowDuPont, Inc.	87,061	5,598,893
Eastman Chemical Co.	69,825	6,683,649
Praxair, Inc.	39,396	6,332,119

Total Chemicals		38,605,584
Communications Equipment – 1.4%
Cisco Systems, Inc.	240,921	11,720,807
Containers & Packaging – 2.5%
International Paper Co.	171,838	8,445,838
Packaging Corp. of America	52,334	5,740,516
WestRock Co.	123,889	6,620,628

Total Containers & Packaging		20,806,982
Diversified Telecommunication Services – 9.5%
AT&T, Inc.	427,304	14,348,868
CenturyLink, Inc.	2,382,238	50,503,446
Verizon Communications, Inc.	264,441	14,118,505

Total Diversified Telecommunication Services		78,970,819
Electric Utilities – 8.0%
Avangrid, Inc.	181,999	8,723,212
Duke Energy Corp.	132,100	10,570,642
Entergy Corp.	142,714	11,578,387
FirstEnergy Corp.	374,295	13,912,545
PPL Corp.	363,897	10,647,626
Southern Co. (The)	258,552	11,272,867

Total Electric Utilities		66,705,279
Electrical Equipment – 1.2%
Emerson Electric Co.	131,039	10,034,967
Food Products – 4.2%
Archer-Daniels-Midland Co.	225,292	11,325,429
General Mills, Inc.	179,706	7,712,981
Kellogg Co.	142,992	10,012,300
Kraft Heinz Co. (The)	113,399	6,249,419

Total Food Products		35,300,129
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	99,564	7,304,015
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.	154,630	8,350,020
Hotels, Restaurants & Leisure – 2.6%
Darden Restaurants, Inc.	100,781	11,205,839
Las Vegas Sands Corp.	174,484	10,352,136

Total Hotels, Restaurants & Leisure		21,557,975
Household Durables – 0.7%
Newell Brands, Inc.	277,851	5,640,375
Household Products – 2.1%
Kimberly-Clark Corp.	78,606	8,932,786
Procter & Gamble Co. (The)	98,852	8,227,452

Total Household Products		17,160,238
Industrial Conglomerates – 0.6%
General Electric Co.	431,958	4,876,806
IT Services – 3.7%
International Business Machines Corp.	73,342	11,090,044
Paychex, Inc.	125,469	9,240,792
Western Union Co. (The)	534,186	10,181,585

Total IT Services		30,512,421
Machinery – 1.6%
Caterpillar, Inc.	44,782	6,828,807
Cummins, Inc.	44,019	6,429,855

Total Machinery		13,258,662
Media – 1.1%
Omnicom Group, Inc.	133,215	9,061,284
Metals & Mining – 1.0%
Nucor Corp.	128,023	8,123,059
Multi-Utilities – 3.4%
CenterPoint Energy, Inc.	359,366	9,936,470
Dominion Energy, Inc.	127,190	8,938,913
Public Service Enterprise Group, Inc.	181,888	9,601,868

Total Multi-Utilities		28,477,251
Multiline Retail – 2.1%
Target Corp.	196,524	17,335,382
Oil, Gas & Consumable Fuels – 16.8%
Chevron Corp.	88,207	10,785,952
Exxon Mobil Corp.	130,344	11,081,847
Kinder Morgan, Inc.	475,359	8,428,115
Marathon Petroleum Corp.	114,965	9,193,751
Occidental Petroleum Corp.	184,788	15,184,030

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2018

Investments	Shares	Value
ONEOK, Inc.	315,490	$21,387,067
Phillips 66	84,003	9,468,818
Targa Resources Corp.	538,532	30,324,737
Valero Energy Corp.	108,756	12,370,995
Williams Cos., Inc. (The)	421,546	11,461,836

Total Oil, Gas & Consumable Fuels		139,687,148
Personal Products – 0.7%
Coty, Inc. Class A	472,737	5,937,577
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	115,287	7,157,017
Eli Lilly & Co.	82,849	8,890,526
Johnson & Johnson	50,000	6,908,500
Merck & Co., Inc.	182,131	12,920,373
Pfizer, Inc.	287,779	12,682,421

Total Pharmaceuticals		48,558,837
Semiconductors & Semiconductor Equipment – 3.4%
Maxim Integrated Products, Inc.	154,522	8,713,495
QUALCOMM, Inc.	155,891	11,228,829
Texas Instruments, Inc.	75,778	8,130,222

Total Semiconductors & Semiconductor Equipment		28,072,546
Software – 1.4%
CA, Inc.	268,430	11,851,184
Specialty Retail – 0.8%
L Brands, Inc.	217,764	6,598,249
Technology Hardware, Storage & Peripherals – 1.7%
HP, Inc.	359,266	9,258,285
Western Digital Corp.	90,719	5,310,690

Total Technology Hardware, Storage & Peripherals		14,568,975
Textiles, Apparel & Luxury Goods – 1.3%
Tapestry, Inc.	223,262	11,223,381
Tobacco – 2.3%
Altria Group, Inc.	158,530	9,560,944
Philip Morris International, Inc.	113,875	9,285,368

Total Tobacco		18,846,312
Trading Companies & Distributors – 2.2%
Fastenal Co.	131,589	7,634,794
W.W. Grainger, Inc.	30,105	10,759,828

Total Trading Companies & Distributors		18,394,622
TOTAL COMMON STOCKS (Cost: $738,005,227)		829,476,277
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree U.S. LargeCap Dividend Fund(a)	4,439	423,525
WisdomTree U.S. MidCap Dividend Fund(a)	11,507	424,378

TOTAL EXCHANGE-TRADED FUNDS (Cost: $760,035)		847,903
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $738,765,262)		830,324,180
Other Assets less Liabilities – 0.2%		1,293,520

NET ASSETS – 100.0%		$831,617,700
(a)	Affiliated company (See Note 3).

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.9%
Boeing Co. (The)	4,857	$1,806,318
General Dynamics Corp.	3,163	647,529
Harris Corp.	943	159,565
Huntington Ingalls Industries, Inc.	527	134,954
L3 Technologies, Inc.	785	166,907
Lockheed Martin Corp.	2,349	812,660
Northrop Grumman Corp.	1,608	510,331
Raytheon Co.	2,375	490,817
Rockwell Collins, Inc.	1,097	154,096
Spirit AeroSystems Holdings, Inc. Class A	847	77,644
Textron, Inc.	2,416	172,672
TransDigm Group, Inc.*	373	138,868
United Technologies Corp.	8,722	1,219,423

Total Aerospace & Defense		6,491,784
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	1,117	109,377
Expeditors International of Washington, Inc.	1,503	110,516
FedEx Corp.	2,494	600,530
United Parcel Service, Inc. Class B	6,159	719,063
XPO Logistics, Inc.*	384	43,841

Total Air Freight & Logistics		1,583,327
Airlines – 1.0%
Alaska Air Group, Inc.	2,240	154,246
American Airlines Group, Inc.	7,920	327,334
Delta Air Lines, Inc.	13,995	809,331
Southwest Airlines Co.	6,945	433,715
United Continental Holdings, Inc.*	6,336	564,284

Total Airlines		2,288,910
Auto Components – 0.2%
BorgWarner, Inc.	1,185	50,695
Goodyear Tire & Rubber Co. (The)	6,411	149,953
Lear Corp.	1,339	194,155

Total Auto Components		394,803
Automobiles – 0.9%
Ford Motor Co.	72,151	667,397
General Motors Co.	34,813	1,172,154
Harley-Davidson, Inc.	2,319	105,050
Thor Industries, Inc.	559	46,788

Total Automobiles		1,991,389
Banks – 9.3%
Bank of America Corp.	137,560	4,052,518
BB&T Corp.	9,185	445,840
Citigroup, Inc.	39,057	2,801,949
Citizens Financial Group, Inc.	6,136	236,665
Comerica, Inc.	1,883	169,847
East West Bancorp, Inc.	1,754	105,889
Fifth Third Bancorp	13,605	379,852
First Republic Bank	1,491	143,136
Huntington Bancshares, Inc.	12,195	181,949
JPMorgan Chase & Co.	47,556	5,366,219
KeyCorp	12,837	255,328
M&T Bank Corp.	1,598	262,935
PNC Financial Services Group, Inc. (The)	5,757	784,046
Regions Financial Corp.	14,084	258,441
SunTrust Banks, Inc.	6,082	406,217
SVB Financial Group*	413	128,373
U.S. Bancorp	21,246	1,122,001
Wells Fargo & Co.	68,157	3,582,332
Zions Bancorp	2,202	110,430

Total Banks		20,793,967
Beverages – 1.5%
Brown-Forman Corp. Class B	2,763	139,670
Coca-Cola Co. (The)	20,714	956,780
Constellation Brands, Inc. Class A	1,734	373,885
Keurig Dr Pepper, Inc.	1,621	37,558
Molson Coors Brewing Co. Class B	6,681	410,881
Monster Beverage Corp.*	2,617	152,519
PepsiCo, Inc.	12,394	1,385,649

Total Beverages		3,456,942
Biotechnology – 3.5%
AbbVie, Inc.	14,406	1,362,520
Alexion Pharmaceuticals, Inc.*	906	125,943
Amgen, Inc.	9,674	2,005,323
Biogen, Inc.*	2,432	859,250
Celgene Corp.*	7,218	645,939
Exelixis, Inc.*	1,071	18,978
Gilead Sciences, Inc.	32,419	2,503,071
Regeneron Pharmaceuticals, Inc.*	685	276,767
Vertex Pharmaceuticals, Inc.*	266	51,269

Total Biotechnology		7,849,060
Building Products – 0.2%
A.O. Smith Corp.	1,135	60,575
Fortune Brands Home & Security, Inc.	1,339	70,110
Lennox International, Inc.	318	69,451
Masco Corp.	2,576	94,282
Owens Corning	813	44,121

Total Building Products		338,539
Capital Markets – 3.7%
Affiliated Managers Group, Inc.	557	76,153
Ameriprise Financial, Inc.	2,047	302,260
Bank of New York Mellon Corp. (The)	13,487	687,702
BlackRock, Inc.	1,415	666,932
CBOE Global Markets, Inc.	287	27,541
Charles Schwab Corp. (The)	8,505	418,021
CME Group, Inc.	2,038	346,888
E*TRADE Financial Corp.*	2,455	128,617
FactSet Research Systems, Inc.	275	61,520
Franklin Resources, Inc.	7,804	237,320
Goldman Sachs Group, Inc. (The)	6,592	1,478,190
Intercontinental Exchange, Inc.	4,742	355,128
Moody’s Corp.	1,672	279,558

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2018

Investments	Shares	Value
Morgan Stanley	25,957	$1,208,818
MSCI, Inc.	523	92,785
Nasdaq, Inc.	1,640	140,712
Northern Trust Corp.	2,173	221,928
Raymond James Financial, Inc.	1,636	150,594
S&P Global, Inc.	2,186	427,123
SEI Investments Co.	1,185	72,404
State Street Corp.	4,727	396,028
T. Rowe Price Group, Inc.	2,726	297,625
TD Ameritrade Holding Corp.	3,445	181,999

Total Capital Markets		8,255,846
Chemicals – 1.3%
Air Products & Chemicals, Inc.	1,659	277,136
Albemarle Corp.	524	52,285
Celanese Corp.	1,603	182,742
Chemours Co. (The)	1,207	47,604
DowDuPont, Inc.	8,779	564,577
Eastman Chemical Co.	2,293	219,486
Ecolab, Inc.	2,017	316,225
FMC Corp.	428	37,313
Huntsman Corp.	2,762	75,209
International Flavors & Fragrances, Inc.	587	81,663
Mosaic Co. (The)	2,847	92,471
PPG Industries, Inc.	2,284	249,253
Praxair, Inc.	2,212	355,535
Sherwin-Williams Co. (The)	567	258,104
Westlake Chemical Corp.	1,254	104,220

Total Chemicals		2,913,823
Commercial Services & Supplies – 0.3%
Cintas Corp.	643	127,192
Copart, Inc.*	1,375	70,854
Republic Services, Inc.	2,496	181,359
Rollins, Inc.	821	49,826
Waste Management, Inc.	3,413	308,399

Total Commercial Services & Supplies		737,630
Communications Equipment – 1.4%
Arista Networks, Inc.*	369	98,102
Cisco Systems, Inc.	53,710	2,612,992
F5 Networks, Inc.*	647	129,025
Juniper Networks, Inc.	4,602	137,922
Motorola Solutions, Inc.	1,458	189,744

Total Communications Equipment		3,167,785
Construction & Engineering – 0.0%
Jacobs Engineering Group, Inc.	845	64,643
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	407	74,054
Vulcan Materials Co.	583	64,829

Total Construction Materials		138,883
Consumer Finance – 1.2%
Ally Financial, Inc.	7,070	187,002
American Express Co.	9,780	1,041,472
Capital One Financial Corp.	7,514	713,304
Discover Financial Services	6,269	479,265
Synchrony Financial	11,810	367,055

Total Consumer Finance		2,788,098
Containers & Packaging – 0.3%
Avery Dennison Corp.	792	85,813
Ball Corp.	1,388	61,058
Berry Global Group, Inc.*	1,119	54,148
Crown Holdings, Inc.*	1,747	83,856
International Paper Co.	4,003	196,748
Packaging Corp. of America	910	99,818
Sealed Air Corp.	936	37,580
WestRock Co.	2,218	118,530

Total Containers & Packaging		737,551
Distributors – 0.1%
Genuine Parts Co.	1,475	146,615
LKQ Corp.*	2,638	83,545

Total Distributors		230,160
Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B*	19,712	4,220,536
Jefferies Financial Group, Inc.	4,426	97,195

Total Diversified Financial Services		4,317,731
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	86,231	2,895,637
CenturyLink, Inc.	4,563	96,736
Verizon Communications, Inc.	64,578	3,447,819
Zayo Group Holdings, Inc.*	510	17,707

Total Diversified Telecommunication Services		6,457,899
Electric Utilities – 1.8%
Alliant Energy Corp.	2,030	86,417
American Electric Power Co., Inc.	5,024	356,101
Avangrid, Inc.	2,697	129,267
Duke Energy Corp.	6,265	501,325
Edison International	4,104	277,759
Evergy, Inc.	1,199	65,849
Eversource Energy	3,197	196,424
Exelon Corp.	10,646	464,804
NextEra Energy, Inc.	5,469	916,605
PG&E Corp.*	9,526	438,291
Pinnacle West Capital Corp.	1,141	90,344
PPL Corp.	9,075	265,535
Southern Co. (The)	2,232	97,315
Xcel Energy, Inc.	4,813	227,222

Total Electric Utilities		4,113,258
Electrical Equipment – 0.3%
AMETEK, Inc.	1,644	130,073
Emerson Electric Co.	5,106	391,018
Rockwell Automation, Inc.	908	170,268

Total Electrical Equipment		691,359

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2018

Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	2,322	$218,314
CDW Corp.	1,323	117,641
Cognex Corp.	728	40,637
Corning, Inc.	15,285	539,561
IPG Photonics Corp.*	371	57,902
Keysight Technologies, Inc.*	1,181	78,277
Trimble, Inc.*	926	40,244

Total Electronic Equipment, Instruments & Components		1,092,576
Energy Equipment & Services – 0.0%
Apergy Corp.*	701	30,535
Halliburton Co.	1,205	48,839

Total Energy Equipment & Services		79,374
Entertainment – 1.9%
Activision Blizzard, Inc.	3,702	307,969
Electronic Arts, Inc.*	2,340	281,947
Netflix, Inc.*	502	187,813
Take-Two Interactive Software, Inc.*	233	32,152
Twenty-First Century Fox, Inc. Class A	18,651	864,101
Viacom, Inc. Class B	13,307	449,244
Walt Disney Co. (The)	18,078	2,114,041

Total Entertainment		4,237,267
Equity Real Estate Investment Trusts (REITs) – 1.6%
Alexandria Real Estate Equities, Inc.	122	15,346
American Tower Corp.	1,627	236,403
AvalonBay Communities, Inc.	982	177,889
Boston Properties, Inc.	804	98,964
Camden Property Trust	373	34,902
Crown Castle International Corp.	812	90,400
Digital Realty Trust, Inc.	385	43,305
Duke Realty Corp.	1,872	53,109
Equinix, Inc.	108	46,752
Equity LifeStyle Properties, Inc.	396	38,194
Equity Residential	2,375	157,367
Essex Property Trust, Inc.	428	105,592
Extra Space Storage, Inc.	803	69,572
Federal Realty Investment Trust	441	55,773
Gaming and Leisure Properties, Inc.	2,090	73,672
HCP, Inc.	4,216	110,965
Host Hotels & Resorts, Inc.	6,280	132,508
Iron Mountain, Inc.	1,053	36,350
Kimco Realty Corp.	4,353	72,869
Macerich Co. (The)	519	28,696
Mid-America Apartment Communities, Inc.	448	44,881
Prologis, Inc.	5,632	381,793
Public Storage	1,181	238,125
Realty Income Corp.	1,184	67,358
Regency Centers Corp.	377	24,381
SBA Communications Corp.*	165	26,504
Simon Property Group, Inc.	2,265	400,339
SL Green Realty Corp.	242	23,602
UDR, Inc.	1,463	59,149
Ventas, Inc.	3,786	205,883
Vornado Realty Trust	2,094	152,862
Welltower, Inc.	2,774	178,424
Weyerhaeuser Co.	2,240	72,285

Total Equity Real Estate Investment Trusts (REITs)		3,554,214
Food & Staples Retailing – 2.0%
Costco Wholesale Corp.	2,915	684,675
Kroger Co. (The)	12,036	350,368
Sysco Corp.	3,961	290,144
Walgreens Boots Alliance, Inc.	11,798	860,074
Walmart, Inc.	24,588	2,309,059

Total Food & Staples Retailing		4,494,320
Food Products – 1.4%
Archer-Daniels-Midland Co.	6,175	310,417
Campbell Soup Co.(a)	4,372	160,146
Conagra Brands, Inc.	3,841	130,479
General Mills, Inc.	6,045	259,451
Hershey Co. (The)	1,340	136,680
Hormel Foods Corp.	4,743	186,874
Ingredion, Inc.	782	82,079
J.M. Smucker Co. (The)	1,106	113,487
Kellogg Co.	2,418	169,308
Kraft Heinz Co. (The)	10,534	580,529
Lamb Weston Holdings, Inc.	1,179	78,521
McCormick & Co., Inc. Non-Voting Shares	922	121,474
Mondelez International, Inc. Class A	9,828	422,211
Pilgrim’s Pride Corp.*	3,430	62,049
Tyson Foods, Inc. Class A	4,393	261,515

Total Food Products		3,075,220
Gas Utilities – 0.1%
Atmos Energy Corp.	847	79,542
UGI Corp.	1,769	98,144

Total Gas Utilities		177,686
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	7,510	550,934
ABIOMED, Inc.*	99	44,525
Align Technology, Inc.*	250	97,805
Baxter International, Inc.	3,322	256,093
Becton, Dickinson and Co.	1,001	261,261
Boston Scientific Corp.*	8,713	335,451
Cooper Cos., Inc. (The)	327	90,628
Danaher Corp.	5,239	569,270
Edwards Lifesciences Corp.*	1,320	229,812
Hologic, Inc.*	3,583	146,831
IDEXX Laboratories, Inc.*	375	93,623
Intuitive Surgical, Inc.*	516	296,184
ResMed, Inc.	870	100,346
Stryker Corp.	2,455	436,204
Teleflex, Inc.	232	61,733
Varian Medical Systems, Inc.*	508	56,860
Zimmer Biomet Holdings, Inc.	1,243	163,417

Total Health Care Equipment & Supplies		3,790,977

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2018

Investments	Shares	Value
Health Care Providers & Services – 4.4%
Aetna, Inc.	2,044	$414,625
AmerisourceBergen Corp.	2,309	212,936
Anthem, Inc.	2,821	773,095
Cardinal Health, Inc.	3,958	213,732
Centene Corp.*	1,726	249,890
Cigna Corp.	2,319	482,932
CVS Health Corp.	14,317	1,127,034
DaVita, Inc.*	2,036	145,839
Express Scripts Holding Co.*	11,010	1,046,060
HCA Healthcare, Inc.	6,050	841,676
Henry Schein, Inc.*	1,653	140,555
Humana, Inc.	1,512	511,842
Laboratory Corp. of America Holdings*	994	172,638
McKesson Corp.	6,613	877,215
Quest Diagnostics, Inc.	1,396	150,642
UnitedHealth Group, Inc.	7,980	2,122,999
Universal Health Services, Inc. Class B	1,345	171,945
WellCare Health Plans, Inc.*	358	114,736

Total Health Care Providers & Services		9,770,391
Health Care Technology – 0.1%
Cerner Corp.*	2,031	130,817
Hotels, Restaurants & Leisure – 1.5%
Aramark	1,757	75,586
Chipotle Mexican Grill, Inc.*	101	45,907
Darden Restaurants, Inc.	1,202	133,650
Domino’s Pizza, Inc.	276	81,365
Hilton Worldwide Holdings, Inc.	98	7,916
Las Vegas Sands Corp.	6,224	369,270
Marriott International, Inc. Class A	2,270	299,708
McDonald’s Corp.	6,850	1,145,937
MGM Resorts International	3,594	100,309
Starbucks Corp.	10,399	591,079
Vail Resorts, Inc.	201	55,158
Wyndham Destinations, Inc.	1,092	47,349
Wyndham Hotels & Resorts, Inc.	1,092	60,682
Wynn Resorts Ltd.	492	62,514
Yum! Brands, Inc.	3,022	274,730

Total Hotels, Restaurants & Leisure		3,351,160
Household Durables – 0.4%
D.R. Horton, Inc.	4,257	179,560
Lennar Corp. Class A	2,720	126,997
Mohawk Industries, Inc.*	710	124,498
Newell Brands, Inc.	8,379	170,094
NVR, Inc.*	34	84,007
PulteGroup, Inc.	3,994	98,931
Toll Brothers, Inc.	1,921	63,451
Whirlpool Corp.	957	113,644

Total Household Durables		961,182
Household Products – 1.4%
Church & Dwight Co., Inc.	1,878	111,497
Clorox Co. (The)	1,054	158,532
Colgate-Palmolive Co.	6,556	438,924
Kimberly-Clark Corp.	3,758	427,059
Procter & Gamble Co. (The)	22,673	1,887,074

Total Household Products		3,023,086
Industrial Conglomerates – 1.6%
3M Co.	4,762	1,003,401
General Electric Co.	99,582	1,124,281
Honeywell International, Inc.	7,066	1,175,782
Roper Technologies, Inc.	565	167,359

Total Industrial Conglomerates		3,470,823
Insurance – 2.5%
Aflac, Inc.	13,009	612,334
Alleghany Corp.	6	3,915
Allstate Corp. (The)	5,520	544,824
American Financial Group, Inc.	1,347	149,477
Arthur J. Gallagher & Co.	1,511	112,479
Cincinnati Financial Corp.	1,410	108,302
CNA Financial Corp.	3,470	158,406
Fidelity National Financial, Inc.	2,975	117,066
Hartford Financial Services Group, Inc. (The)	1,888	94,324
Lincoln National Corp.	3,793	256,634
Loews Corp.	3,971	199,463
Markel Corp.*	13	15,450
Marsh & McLennan Cos., Inc.	4,728	391,100
MetLife, Inc.	6,804	317,883
Principal Financial Group, Inc.	5,085	297,930
Progressive Corp. (The)	5,359	380,703
Prudential Financial, Inc.	7,634	773,477
Reinsurance Group of America, Inc.	993	143,548
Torchmark Corp.	1,317	114,171
Travelers Cos., Inc. (The)	3,646	472,923
Unum Group	3,542	138,386
W.R. Berkley Corp.	1,645	131,485

Total Insurance		5,534,280
Interactive Media & Services – 3.6%
Alphabet, Inc. Class A*	4,151	5,010,589
Facebook, Inc. Class A*	17,623	2,898,279
IAC/InterActiveCorp*	632	136,967

Total Interactive Media & Services		8,045,835
Internet & Catalog Retail – 1.4%
Amazon.com, Inc.*	359	719,077
Booking Holdings, Inc.*	430	853,120
eBay, Inc.*	41,519	1,370,958
Expedia Group, Inc.	794	103,601
Qurate Retail, Inc.*	4,116	91,416

Total Internet & Catalog Retail		3,138,172
IT Services – 3.8%
Akamai Technologies, Inc.*	989	72,345
Alliance Data Systems Corp.	466	110,051
Automatic Data Processing, Inc.	3,169	477,442
Broadridge Financial Solutions, Inc.	844	111,366

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2018

Investments	Shares	Value
Cognizant Technology Solutions Corp. Class A	5,596	$431,731
DXC Technology Co.	672	62,845
Fidelity National Information Services, Inc.	1,195	130,339
Fiserv, Inc.*	2,909	239,643
FleetCor Technologies, Inc.*	626	142,628
Global Payments, Inc.	508	64,719
International Business Machines Corp.	15,066	2,278,130
Jack Henry & Associates, Inc.	446	71,396
Leidos Holdings, Inc.	1,073	74,209
MasterCard, Inc. Class A	6,394	1,423,368
Paychex, Inc.	2,426	178,675
PayPal Holdings, Inc.*	4,466	392,293
Perspecta, Inc.	332	8,539
Total System Services, Inc.	1,205	118,982
VeriSign, Inc.*	853	136,582
Visa, Inc. Class A	11,907	1,787,122
Western Union Co. (The)	8,787	167,480
Worldpay, Inc. Class A*	671	67,952

Total IT Services		8,547,837
Leisure Products – 0.1%
Hasbro, Inc.	1,353	142,227
Polaris Industries, Inc.	291	29,377

Total Leisure Products		171,604
Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	2,055	144,960
Illumina, Inc.*	747	274,194
IQVIA Holdings, Inc.*	186	24,131
Mettler-Toledo International, Inc.*	146	88,911
PerkinElmer, Inc.	710	69,062
Thermo Fisher Scientific, Inc.	2,601	634,852
Waters Corp.*	578	112,525

Total Life Sciences Tools & Services		1,348,635
Machinery – 1.3%
Caterpillar, Inc.	2,108	321,449
Cummins, Inc.	2,016	294,477
Deere & Co.	2,959	444,826
Dover Corp.	1,413	125,093
Fortive Corp.	2,629	221,362
IDEX Corp.	500	75,330
Illinois Tool Works, Inc.	2,745	387,374
PACCAR, Inc.	3,914	266,896
Parker-Hannifin Corp.	1,136	208,945
Snap-on, Inc.	684	125,582
Stanley Black & Decker, Inc.	1,493	218,635
WABCO Holdings, Inc.*	414	48,827
Xylem, Inc.	971	77,554

Total Machinery		2,816,350
Media – 1.5%
CBS Corp. Class B Non-Voting Shares	5,570	319,997
Charter Communications, Inc. Class A*	521	169,783
Comcast Corp. Class A	54,830	1,941,530
DISH Network Corp. Class A*	5,611	200,649
Interpublic Group of Cos., Inc. (The)	5,785	132,303
Liberty Broadband Corp. Class C*	90	7,587
Liberty Media Corp – Liberty SiriusXM Series C*	1,652	71,779
Omnicom Group, Inc.	3,279	223,038
Sirius XM Holdings, Inc.(a)	33,021	208,693

Total Media		3,275,359
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	14,108	196,383
Newmont Mining Corp.	360	10,872
Nucor Corp.	3,695	234,448
Steel Dynamics, Inc.	2,627	118,714

Total Metals & Mining		560,417
Multi-Utilities – 0.8%
Ameren Corp.	2,048	129,475
CenterPoint Energy, Inc.	4,189	115,826
CMS Energy Corp.	2,292	112,308
Consolidated Edison, Inc.	2,869	218,589
Dominion Energy, Inc.	5,333	374,803
DTE Energy Co.	1,736	189,450
NiSource, Inc.	2,159	53,802
Public Service Enterprise Group, Inc.	2,099	110,806
Sempra Energy	2,033	231,254
WEC Energy Group, Inc.	2,969	198,210

Total Multi-Utilities		1,734,523
Multiline Retail – 0.6%
Dollar General Corp.	2,728	298,171
Dollar Tree, Inc.*	1,877	153,069
Kohl’s Corp.	2,716	202,478
Target Corp.	8,933	787,980

Total Multiline Retail		1,441,698
Oil, Gas & Consumable Fuels – 3.3%
Andeavor	1,336	205,076
Apache Corp.	3,307	157,645
Chevron Corp.	11,198	1,369,291
Cimarex Energy Co.	673	62,549
Concho Resources, Inc.*	807	123,269
ConocoPhillips	140	10,836
Devon Energy Corp.	8,419	336,255
Diamondback Energy, Inc.	705	95,309
EQT Corp.	105	4,644
Exxon Mobil Corp.	32,643	2,775,308
HollyFrontier Corp.	1,471	102,823
Kinder Morgan, Inc.	14,181	251,429
Marathon Petroleum Corp.	5,290	423,041
Occidental Petroleum Corp.	1,604	131,801
ONEOK, Inc.	1,660	112,531
Phillips 66	4,207	474,213
Pioneer Natural Resources Co.	146	25,432
Valero Energy Corp.	4,883	555,441
Williams Cos., Inc. (The)	3,264	88,748

Total Oil, Gas & Consumable Fuels		7,305,641

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2018

Investments	Shares	Value
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	2,316	$336,561
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co.	13,019	808,220
Eli Lilly & Co.	5,327	571,640
Johnson & Johnson	24,127	3,333,628
Merck & Co., Inc.	12,168	863,198
Pfizer, Inc.	57,263	2,523,580
Zoetis, Inc.	2,716	248,677

Total Pharmaceuticals		8,348,943
Professional Services – 0.2%
CoStar Group, Inc.*	95	39,980
Equifax, Inc.	932	121,691
ManpowerGroup, Inc.	703	60,430
TransUnion	859	63,205
Verisk Analytics, Inc.*	1,057	127,422

Total Professional Services		412,728
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	3,670	161,847
Road & Rail – 1.1%
CSX Corp.	6,565	486,138
JB Hunt Transport Services, Inc.	831	98,839
Kansas City Southern	1,042	118,038
Norfolk Southern Corp.	2,718	490,599
Old Dominion Freight Line, Inc.	548	88,370
Union Pacific Corp.	7,297	1,188,171

Total Road & Rail		2,470,155
Semiconductors & Semiconductor Equipment – 4.1%
Analog Devices, Inc.	1,777	164,301
Applied Materials, Inc.	13,826	534,375
Intel Corp.	66,173	3,129,321
KLA-Tencor Corp.	2,023	205,759
Lam Research Corp.	2,260	342,842
Maxim Integrated Products, Inc.	2,300	129,697
Microchip Technology, Inc.(a)	1,389	109,606
Micron Technology, Inc.*	24,340	1,100,898
NVIDIA Corp.	2,783	782,079
ON Semiconductor Corp.*	4,054	74,715
QUALCOMM, Inc.	15,061	1,084,844
Skyworks Solutions, Inc.	2,188	198,474
Teradyne, Inc.	2,093	77,399
Texas Instruments, Inc.	8,902	955,096
Universal Display Corp.(a)	109	12,851
Xilinx, Inc.	1,928	154,568

Total Semiconductors & Semiconductor Equipment		9,056,825
Software – 4.7%
Adobe Systems, Inc.*	1,885	508,856
ANSYS, Inc.*	412	76,912
CA, Inc.	4,495	198,454
Cadence Design Systems, Inc.*	1,267	57,420
CDK Global, Inc.	838	52,425
Citrix Systems, Inc.*	1,178	130,947
Intuit, Inc.	1,323	300,850
Microsoft Corp.	56,878	6,505,137
Oracle Corp.	40,627	2,094,728
Red Hat, Inc.*	558	76,044
salesforce.com, Inc.*	34	5,407
SS&C Technologies Holdings, Inc.	1,073	60,979
Synopsys, Inc.*	366	36,091
VMware, Inc. Class A*	2,309	360,343

Total Software		10,464,593
Specialty Retail – 2.6%
AutoZone, Inc.*	373	289,336
Best Buy Co., Inc.	4,069	322,916
CarMax, Inc.*(a)	2,049	152,999
Gap, Inc. (The)	5,163	148,953
Home Depot, Inc. (The)	9,712	2,011,841
L Brands, Inc.	3,388	102,656
Lowe’s Cos., Inc.	8,523	978,611
O’Reilly Automotive, Inc.*	894	310,504
Ross Stores, Inc.	3,232	320,291
Tiffany & Co.	1,044	134,645
TJX Cos., Inc. (The)	6,750	756,135
Tractor Supply Co.	1,282	116,508
Ulta Salon Cosmetics & Fragrance, Inc.*	419	118,208

Total Specialty Retail		5,763,603
Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	59,171	13,357,261
Hewlett Packard Enterprise Co.	5,851	95,430
HP, Inc.	24,784	638,684
NetApp, Inc.	2,333	200,381
Western Digital Corp.	3,701	216,657

Total Technology Hardware, Storage & Peripherals		14,508,413
Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc. Class B	13,268	1,124,065
PVH Corp.	825	119,130
Tapestry, Inc.	2,375	119,391
VF Corp.	3,253	303,993

Total Textiles, Apparel & Luxury Goods		1,666,579
Tobacco – 1.7%
Altria Group, Inc.	44,997	2,713,769
Philip Morris International, Inc.	13,642	1,112,369

Total Tobacco		3,826,138
Trading Companies & Distributors – 0.2%
Fastenal Co.	2,034	118,013
United Rentals, Inc.*	783	128,099
W.W. Grainger, Inc.	508	181,564

Total Trading Companies & Distributors		427,676
Water Utilities – 0.0%
American Water Works Co., Inc.	1,227	107,939

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Earnings 500 Fund (EPS)

September 30, 2018

Investments	Shares	Value
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.*	7,210	$505,998
TOTAL COMMON STOCKS (Cost: $176,772,253)		222,990,829
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $293,869)	4,308	310,865
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $148,215)(d)	148,215	148,215
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $177,214,337)		223,449,909
Other Assets less Liabilities – 0.0%		54,813

NET ASSETS – 100.0%		$223,504,722
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $325,545 and the total market value of the collateral held by the Fund was $331,287. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $183,072.

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	26,653	$9,220,872
Air Freight & Logistics – 0.8%
United Parcel Service, Inc. Class B	69,778	8,146,581
Automobiles – 1.4%
Ford Motor Co.	680,433	6,294,005
General Motors Co.	188,841	6,358,277
Harley-Davidson, Inc.	16,426	744,098

Total Automobiles		13,396,380
Banks – 3.9%
American National Bankshares, Inc.	1,137	44,343
Ames National Corp.	1,195	32,564
Arrow Financial Corp.	1,228	45,427
Bar Harbor Bankshares	1,726	49,571
BB&T Corp.	75,855	3,682,002
BCB Bancorp, Inc.	2,176	30,138
Blue Hills Bancorp, Inc.	2,447	58,973
Boston Private Financial Holdings, Inc.	7,291	99,522
Bridge Bancorp, Inc.	1,982	65,802
Citizens & Northern Corp.	2,071	54,157
City Holding Co.	1,926	147,917
Community Trust Bancorp, Inc.	2,155	99,884
Financial Institutions, Inc.	1,798	56,457
First Bancorp, Inc.	1,549	44,874
First Hawaiian, Inc.	15,135	411,067
Flushing Financial Corp.	2,969	72,444
FNB Corp.	37,347	475,054
Hanmi Financial Corp.	2,752	68,525
Heritage Commerce Corp.	3,256	48,579
Hope Bancorp, Inc.	11,960	193,393
Huntington Bancshares, Inc.	116,418	1,736,957
National Bankshares, Inc.(a)	803	36,496
Old National Bancorp	14,881	287,203
PacWest Bancorp	18,997	905,207
Park National Corp.	1,653	174,491
Penns Woods Bancorp, Inc.	579	25,157
People’s United Financial, Inc.	44,468	761,292
Peoples Financial Services Corp.	826	35,022
Premier Financial Bancorp, Inc.	1,818	33,615
Sandy Spring Bancorp, Inc.	3,189	125,360
Southside Bancshares, Inc.	3,313	115,292
Trustmark Corp.	5,863	197,290
Umpqua Holdings Corp.	27,187	565,490
United Bankshares, Inc.	13,654	496,323
Univest Corp. of Pennsylvania	3,497	92,496
Valley National Bancorp	35,336	397,530
Washington Trust Bancorp, Inc.	1,482	81,955
Wells Fargo & Co.	473,706	24,897,987
WesBanco, Inc.	3,530	157,367
West Bancorporation, Inc.	2,255	52,992

Total Banks		36,956,215
Beverages – 4.1%
Coca-Cola Co. (The)	508,999	23,510,664
PepsiCo, Inc.	143,675	16,062,865

Total Beverages		39,573,529
Biotechnology – 2.8%
AbbVie, Inc.	173,120	16,373,689
Gilead Sciences, Inc.	133,889	10,337,570

Total Biotechnology		26,711,259
Capital Markets – 0.3%
Arlington Asset Investment Corp. Class A(a)	11,239	104,972
Artisan Partners Asset Management, Inc. Class A	10,587	343,019
BGC Partners, Inc. Class A	46,219	546,309
Federated Investors, Inc. Class B	12,849	309,918
GAIN Capital Holdings, Inc.(a)	4,942	32,123
Legg Mason, Inc.	9,236	288,440
Moelis & Co. Class A	3,845	210,706
Virtu Financial, Inc. Class A(a)	18,509	378,509
Waddell & Reed Financial, Inc. Class A(a)	18,620	394,372
Westwood Holdings Group, Inc.	1,265	65,451

Total Capital Markets		2,673,819
Chemicals – 0.2%
CF Industries Holdings, Inc.	28,338	1,542,721
Innophos Holdings, Inc.	2,264	100,521

Total Chemicals		1,643,242
Commercial Services & Supplies – 0.3%
Covanta Holding Corp.	31,875	517,969
Ennis, Inc.	3,235	66,156
Essendant, Inc.	8,103	103,880
HNI Corp.	4,623	204,522
KAR Auction Services, Inc.	13,905	829,989
Knoll, Inc.	4,499	105,502
LSC Communications, Inc.	6,812	75,341
Pitney Bowes, Inc.	44,706	316,518
Quad/Graphics, Inc.	6,230	129,833
RR Donnelley & Sons Co.	14,870	80,298
Steelcase, Inc. Class A	11,847	219,169

Total Commercial Services & Supplies		2,649,177
Communications Equipment – 2.8%
Cisco Systems, Inc.	557,662	27,130,256
Consumer Finance – 0.1%
Navient Corp.	46,497	626,780
Containers & Packaging – 0.5%
Greif, Inc. Class B	2,609	150,409
International Paper Co.	49,691	2,442,313
Myers Industries, Inc.	3,826	88,954
Sonoco Products Co.	10,138	562,659
WestRock Co.	25,926	1,385,485

Total Containers & Packaging		4,629,820

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2018

Investments	Shares	Value
Distributors – 0.2%
Genuine Parts Co.	15,189	$1,509,787
Weyco Group, Inc.	1,157	40,703

Total Distributors		1,550,490
Diversified Consumer Services – 0.1%
Collectors Universe, Inc.	1,764	26,107
H&R Block, Inc.	28,816	742,012

Total Diversified Consumer Services		768,119
Diversified Telecommunication Services – 9.2%
AT&T, Inc.	1,200,007	40,296,235
CenturyLink, Inc.	466,613	9,892,196
Cogent Communications Holdings, Inc.	6,922	386,248
Consolidated Communications Holdings, Inc.	34,543	450,441
IDT Corp. Class B*	5,122	27,351
Verizon Communications, Inc.	689,204	36,796,601

Total Diversified Telecommunication Services		87,849,072
Electric Utilities – 5.8%
ALLETE, Inc.	5,374	403,104
Alliant Energy Corp.	24,482	1,042,199
American Electric Power Co., Inc.	58,990	4,181,211
Avangrid, Inc.	39,433	1,890,024
Duke Energy Corp.	103,797	8,305,836
Edison International	36,138	2,445,820
Entergy Corp.	28,918	2,346,117
Evergy, Inc.	31,799	1,746,401
Eversource Energy	36,030	2,213,683
Exelon Corp.	115,404	5,038,539
FirstEnergy Corp.	70,306	2,613,274
Hawaiian Electric Industries, Inc.	13,947	496,374
NextEra Energy, Inc.	42,836	7,179,314
OGE Energy Corp.	27,430	996,258
Otter Tail Corp.	4,108	196,773
Pinnacle West Capital Corp.	13,223	1,046,997
Portland General Electric Co.	8,925	407,069
PPL Corp.	114,633	3,354,161
Southern Co. (The)	166,439	7,256,740
Xcel Energy, Inc.	54,087	2,553,447

Total Electric Utilities		55,713,341
Electrical Equipment – 0.6%
Emerson Electric Co.	69,563	5,327,135
Powell Industries, Inc.	1,566	56,783

Total Electrical Equipment		5,383,918
Electronic Equipment, Instruments & Components – 0.0%
AVX Corp.	15,770	284,648
Daktronics, Inc.	7,171	56,221

Total Electronic Equipment, Instruments & Components		340,869
Energy Equipment & Services – 0.2%
Archrock, Inc.	13,614	166,091
Helmerich & Payne, Inc.	19,052	1,310,206

Total Energy Equipment & Services		1,476,297
Entertainment – 0.2%
AMC Entertainment Holdings, Inc. Class A	9,039	185,299
Cinemark Holdings, Inc.	13,139	528,188
Viacom, Inc. Class B	35,460	1,197,130

Total Entertainment		1,910,617
Equity Real Estate Investment Trusts (REITs) – 13.4%
Acadia Realty Trust	11,504	322,457
Agree Realty Corp.	3,731	198,191
Alexander’s, Inc.	779	267,431
Alexandria Real Estate Equities, Inc.	8,999	1,131,984
American Assets Trust, Inc.	4,112	153,336
American Campus Communities, Inc.	19,486	802,044
Apartment Investment & Management Co. Class A	18,330	808,903
Apple Hospitality REIT, Inc.	48,597	849,962
Armada Hoffler Properties, Inc.	6,280	94,891
Ashford Hospitality Trust, Inc.	24,980	159,622
AvalonBay Communities, Inc.	15,500	2,807,825
Bluerock Residential Growth REIT, Inc.	6,761	66,258
Braemar Hotels & Resorts, Inc.	7,005	82,449
Brandywine Realty Trust	23,797	374,089
Brixmor Property Group, Inc.	68,683	1,202,639
Camden Property Trust	11,405	1,067,166
CareTrust REIT, Inc.	12,914	228,707
CatchMark Timber Trust, Inc. Class A	5,701	65,162
CBL & Associates Properties, Inc.(a)	70,952	283,099
Cedar Realty Trust, Inc.	10,649	49,624
Chatham Lodging Trust	9,342	195,154
Chesapeake Lodging Trust	12,289	394,108
CIM Commercial Trust Corp.	2,774	38,836
Colony Capital, Inc.	171,072	1,041,829
Columbia Property Trust, Inc.	23,091	545,871
Community Healthcare Trust, Inc.	2,784	86,248
CoreCivic, Inc.	34,264	833,643
CorEnergy Infrastructure Trust, Inc.	3,580	134,536
CoreSite Realty Corp.	3,785	420,665
Corporate Office Properties Trust	13,977	416,934
Cousins Properties, Inc.	50,206	446,331
Crown Castle International Corp.	56,731	6,315,862
CubeSmart	24,082	687,059
CyrusOne, Inc.	9,743	617,706
DDR Corp.	65,581	878,130
DiamondRock Hospitality Co.	32,129	374,945
Digital Realty Trust, Inc.	25,168	2,830,897
Duke Realty Corp.	36,553	1,037,009
Easterly Government Properties, Inc.	8,920	172,780
EastGroup Properties, Inc.	3,765	360,009
EPR Properties	15,853	1,084,504
Equity Residential	40,917	2,711,160
Essex Property Trust, Inc.	6,796	1,676,641
Extra Space Storage, Inc.	17,894	1,550,336
Farmland Partners, Inc.(a)	5,770	38,659
Federal Realty Investment Trust	7,864	994,560

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2018

Investments	Shares	Value
First Industrial Realty Trust, Inc.	10,945	$343,673
Four Corners Property Trust, Inc.	9,513	244,389
Franklin Street Properties Corp.	26,705	213,373
Gaming and Leisure Properties, Inc.	54,801	1,931,735
GEO Group, Inc. (The)	33,604	845,477
Getty Realty Corp.	6,378	182,156
Gladstone Commercial Corp.	7,843	150,193
Global Medical REIT, Inc.	6,168	58,103
Global Net Lease, Inc.	23,549	490,997
Government Properties Income Trust(a)	31,948	360,693
Gramercy Property Trust	30,846	846,414
HCP, Inc.	94,215	2,479,739
Healthcare Realty Trust, Inc.	16,393	479,659
Healthcare Trust of America, Inc. Class A	28,235	753,027
Hersha Hospitality Trust	10,843	245,811
Highwoods Properties, Inc.	12,595	595,240
Hospitality Properties Trust	40,568	1,169,981
Host Hotels & Resorts, Inc.	108,480	2,288,928
Hudson Pacific Properties, Inc.	16,346	534,841
Independence Realty Trust, Inc.	18,124	190,846
InfraREIT, Inc.	7,824	165,478
Investors Real Estate Trust	31,143	186,235
Iron Mountain, Inc.	57,166	1,973,370
JBG SMITH Properties	11,346	417,873
Jernigan Capital, Inc.(a)	3,060	59,027
Kimco Realty Corp.	95,743	1,602,738
Kite Realty Group Trust	19,468	324,142
Lamar Advertising Co. Class A	12,982	1,010,000
LaSalle Hotel Properties	25,752	890,762
Lexington Realty Trust	59,064	490,231
Liberty Property Trust	21,178	894,771
Life Storage, Inc.	7,026	668,594
LTC Properties, Inc.	7,406	326,679
Macerich Co. (The)	22,421	1,239,657
Mack-Cali Realty Corp.	10,363	220,317
MedEquities Realty Trust, Inc.	7,590	73,775
Medical Properties Trust, Inc.	91,583	1,365,503
Mid-America Apartment Communities, Inc.	14,089	1,411,436
Monmouth Real Estate Investment Corp.	10,675	178,486
National Health Investors, Inc.	7,198	544,097
National Retail Properties, Inc.	24,364	1,091,995
National Storage Affiliates Trust	7,833	199,272
New Senior Investment Group, Inc.	36,348	214,453
NexPoint Residential Trust, Inc.	4,682	155,442
NorthStar Realty Europe Corp.	9,944	140,807
Omega Healthcare Investors, Inc.	67,959	2,227,016
One Liberty Properties, Inc.	4,283	118,982
Outfront Media, Inc.	30,074	599,976
Park Hotels & Resorts, Inc.	47,169	1,548,087
Pebblebrook Hotel Trust(a)	11,506	418,473
Pennsylvania Real Estate Investment Trust(a)	18,276	172,891
Physicians Realty Trust	31,431	529,927
Piedmont Office Realty Trust, Inc. Class A	22,126	418,845
PotlatchDeltic Corp.	4,814	197,133
Preferred Apartment Communities, Inc. Class A	4,839	85,070
Prologis, Inc.	52,855	3,583,040
Public Storage	23,969	4,832,869
QTS Realty Trust, Inc. Class A	5,773	246,334
Ramco-Gershenson Properties Trust	19,349	263,146
Rayonier, Inc.	14,711	497,379
Realty Income Corp.	46,876	2,666,776
Regency Centers Corp.	18,972	1,226,919
Retail Opportunity Investments Corp.	13,966	260,745
Retail Properties of America, Inc. Class A	41,138	501,472
RLJ Lodging Trust	37,367	823,195
Ryman Hospitality Properties, Inc.	8,164	703,492
Sabra Health Care REIT, Inc.	61,057	1,411,638
Safety Income & Growth, Inc.	2,270	42,517
Saul Centers, Inc.	2,356	131,936
Select Income REIT	25,859	567,346
Senior Housing Properties Trust	68,422	1,201,490
Simon Property Group, Inc.	51,852	9,164,841
SL Green Realty Corp.	10,923	1,065,320
Spirit Realty Capital, Inc.	141,427	1,139,902
STAG Industrial, Inc.	16,950	466,125
STORE Capital Corp.	31,826	884,445
Summit Hotel Properties, Inc.	16,316	220,756
Sun Communities, Inc.	8,619	875,173
Tanger Factory Outlet Centers, Inc.(a)	17,679	404,496
Taubman Centers, Inc.	8,856	529,855
Tier REIT, Inc.	7,554	182,051
UDR, Inc.	31,489	1,273,100
UMH Properties, Inc.	7,026	109,887
Uniti Group, Inc.*	72,710	1,465,107
Universal Health Realty Income Trust	1,892	140,784
Urban Edge Properties	13,924	307,442
Urstadt Biddle Properties, Inc. Class A	5,356	114,029
Ventas, Inc.	63,387	3,446,985
VEREIT, Inc.	240,526	1,746,219
Vornado Realty Trust	21,467	1,567,091
W.P. Carey, Inc.	24,252	1,559,646
Washington Prime Group, Inc.	78,831	575,466
Washington Real Estate Investment Trust	10,204	312,753
Weingarten Realty Investors	21,341	635,108
Welltower, Inc.	70,503	4,534,753
Weyerhaeuser Co.	98,400	3,175,368
Whitestone REIT(a)	9,089	126,155
Xenia Hotels & Resorts, Inc.	20,268	480,352

Total Equity Real Estate Investment Trusts (REITs)		128,930,569
Food & Staples Retailing – 0.0%
Village Super Market, Inc. Class A	2,019	54,917
Weis Markets, Inc.	2,406	104,420

Total Food & Staples Retailing		159,337
Food Products – 2.1%
Archer-Daniels-Midland Co.	62,690	3,151,426
B&G Foods, Inc.(a)	12,823	351,991
Campbell Soup Co.(a)	31,539	1,155,274

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2018

Investments	Shares	Value
Dean Foods Co.	9,048	$64,241
Flowers Foods, Inc.	25,064	467,694
General Mills, Inc.	72,376	3,106,378
J.M. Smucker Co. (The)	10,740	1,102,031
Kellogg Co.	40,759	2,853,945
Kraft Heinz Co. (The)	141,960	7,823,416

Total Food Products		20,076,396
Gas Utilities – 0.2%
National Fuel Gas Co.	8,101	454,142
New Jersey Resources Corp.	8,335	384,243
Northwest Natural Holding Co.	3,600	240,840
South Jersey Industries, Inc.	10,602	373,933
Spire, Inc.	5,165	379,886

Total Gas Utilities		1,833,044
Health Care Equipment & Supplies – 0.0%
Meridian Bioscience, Inc.	5,759	85,809
Health Care Providers & Services – 0.3%
Cardinal Health, Inc.	35,943	1,940,922
National HealthCare Corp.	1,459	109,965
Owens & Minor, Inc.	11,369	187,816
Patterson Cos., Inc.	8,815	215,526

Total Health Care Providers & Services		2,454,229
Hotels, Restaurants & Leisure – 1.1%
Brinker International, Inc.	7,007	327,437
Cracker Barrel Old Country Store, Inc.(a)	2,521	370,915
Darden Restaurants, Inc.	12,877	1,431,794
Dine Brands Global, Inc.	4,671	379,799
Las Vegas Sands Corp.	120,444	7,145,942
Six Flags Entertainment Corp.	13,852	967,147
Speedway Motorsports, Inc.	4,157	74,202

Total Hotels, Restaurants & Leisure		10,697,236
Household Durables – 0.2%
CSS Industries, Inc.	872	12,409
Leggett & Platt, Inc.	14,537	636,575
MDC Holdings, Inc.	7,532	222,797
Newell Brands, Inc.	51,137	1,038,081
Tupperware Brands Corp.	8,552	286,064

Total Household Durables		2,195,926
Household Products – 2.9%
Kimberly-Clark Corp.	41,369	4,701,173
Procter & Gamble Co. (The)	283,216	23,572,068

Total Household Products		28,273,241
Independent Power & Renewable Electricity Producers – 0.2%
AES Corp.	108,262	1,515,668
Clearway Energy, Inc. Class A	8,374	159,441
Pattern Energy Group, Inc. Class A	27,376	543,961

Total Independent Power & Renewable Electricity Producers		2,219,070
Industrial Conglomerates – 1.0%
General Electric Co.	857,319	9,679,132
Insurance – 1.8%
American National Insurance Co.	2,425	313,528
AmTrust Financial Services, Inc.	48,472	703,814
Cincinnati Financial Corp.	16,216	1,245,551
Crawford & Co. Class A	4,421	39,789
Donegal Group, Inc. Class A	2,683	38,125
EMC Insurance Group, Inc.	2,782	68,771
Erie Indemnity Co. Class A	4,342	553,735
Fidelity National Financial, Inc.	27,088	1,065,913
First American Financial Corp.	13,971	720,764
HCI Group, Inc.	1,248	54,600
Mercury General Corp.	9,128	457,861
MetLife, Inc.	113,628	5,308,700
Old Republic International Corp.	36,109	808,119
Principal Financial Group, Inc.	28,248	1,655,050
Protective Insurance Corp. Class B	2,135	48,998
Prudential Financial, Inc.	39,212	3,972,960
Safety Insurance Group, Inc.	1,991	178,394
Stewart Information Services Corp.	2,196	98,842

Total Insurance		17,333,514
IT Services – 2.6%
International Business Machines Corp.	131,453	19,877,008
Paychex, Inc.	38,000	2,798,700
Sabre Corp.	28,739	749,513
Western Union Co. (The)	58,242	1,110,093

Total IT Services		24,535,314
Machinery – 0.3%
American Railcar Industries, Inc.(a)	2,220	102,342
Cummins, Inc.	15,896	2,321,929
Miller Industries, Inc.	1,300	34,970

Total Machinery		2,459,241
Marine – 0.0%
Matson, Inc.	3,699	146,628
Media – 0.5%
Entercom Communications Corp. Class A(a)	14,181	112,030
Entravision Communications Corp. Class A	6,264	30,694
Gannett Co., Inc.	25,867	258,929
Interpublic Group of Cos., Inc. (The)	50,084	1,145,421
Meredith Corp.(a)	4,506	230,031
National CineMedia, Inc.	29,358	310,901
New Media Investment Group, Inc.	16,162	253,582
Omnicom Group, Inc.	27,350	1,860,347
Saga Communications, Inc. Class A	663	23,967
Tribune Media Co. Class A	8,372	321,736

Total Media		4,547,638
Metals & Mining – 0.2%
Compass Minerals International, Inc.	4,912	330,086
Haynes International, Inc.	1,319	46,824
Nucor Corp.	29,013	1,840,875
Schnitzer Steel Industries, Inc. Class A	2,453	66,354

Total Metals & Mining		2,284,139

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2018

Investments	Shares	Value
Multi-Utilities – 3.0%
Ameren Corp.	27,164	$1,717,308
Avista Corp.	7,024	355,134
Black Hills Corp.	5,969	346,739
CenterPoint Energy, Inc.	62,035	1,715,268
CMS Energy Corp.	28,896	1,415,904
Consolidated Edison, Inc.	36,203	2,758,307
Dominion Energy, Inc.	86,614	6,087,232
DTE Energy Co.	20,785	2,268,267
MDU Resources Group, Inc.	19,529	501,700
NiSource, Inc.	33,862	843,841
NorthWestern Corp.	6,083	356,829
Public Service Enterprise Group, Inc.	63,022	3,326,931
SCANA Corp.	26,575	1,033,502
Sempra Energy	25,592	2,911,090
Unitil Corp.	2,307	117,426
Vectren Corp.	9,145	653,776
WEC Energy Group, Inc.	35,874	2,394,948

Total Multi-Utilities		28,804,202
Multiline Retail – 1.3%
Kohl’s Corp.	27,063	2,017,547
Macy’s, Inc.	64,826	2,251,407
Nordstrom, Inc.	19,481	1,165,158
Target Corp.	80,508	7,101,611

Total Multiline Retail		12,535,723
Oil, Gas & Consumable Fuels – 13.1%
Chevron Corp.	250,249	30,600,448
CVR Energy, Inc.	21,593	868,470
Evolution Petroleum Corp.	7,133	78,820
Exxon Mobil Corp.	578,317	49,168,511
Green Plains, Inc.	3,669	63,107
HollyFrontier Corp.	21,264	1,486,354
Kinder Morgan, Inc.	227,721	4,037,493
Marathon Petroleum Corp.	45,588	3,645,672
Murphy Oil Corp.	21,473	715,910
Occidental Petroleum Corp.	124,775	10,252,762
ONEOK, Inc.	78,204	5,301,449
PBF Energy, Inc. Class A	14,443	720,850
Phillips 66	51,734	5,831,456
SemGroup Corp. Class A	21,050	464,153
Targa Resources Corp.	62,900	3,541,899
Valero Energy Corp.	52,024	5,917,730
Williams Cos., Inc. (The)	126,075	3,427,979

Total Oil, Gas & Consumable Fuels		126,123,063
Paper & Forest Products – 0.1%
Domtar Corp.	8,792	458,679
Schweitzer-Mauduit International, Inc.	4,248	162,741

Total Paper & Forest Products		621,420
Personal Products – 0.1%
Coty, Inc. Class A	76,616	962,297
Natural Health Trends Corp.(a)	1,192	27,750

Total Personal Products		990,047
Pharmaceuticals – 10.6%
Eli Lilly & Co.	97,276	10,438,688
Johnson & Johnson	234,826	32,445,908
Merck & Co., Inc.	344,278	24,423,081
Pfizer, Inc.	780,772	34,408,622

Total Pharmaceuticals		101,716,299
Professional Services – 0.0%
Reis, Inc.	1,186	27,278
Resources Connection, Inc.	2,901	48,157

Total Professional Services		75,435
Real Estate Management & Development – 0.1%
Kennedy-Wilson Holdings, Inc.	23,209	498,994
Semiconductors & Semiconductor Equipment – 3.8%
Cypress Semiconductor Corp.	41,891	607,001
Intel Corp.	430,382	20,352,765
Maxim Integrated Products, Inc.	30,416	1,715,158
NVE Corp.	767	81,210
QUALCOMM, Inc.	191,700	13,808,151
Xperi Corp.	5,992	88,981

Total Semiconductors & Semiconductor Equipment		36,653,266
Software – 0.2%
American Software, Inc. Class A	3,513	42,612
CA, Inc.	46,279	2,043,218
TiVo Corp.	17,095	212,833

Total Software		2,298,663
Specialty Retail – 0.7%
Abercrombie & Fitch Co. Class A	11,271	238,044
American Eagle Outfitters, Inc.	17,100	424,593
Barnes & Noble, Inc.	22,314	129,421
Bed Bath & Beyond, Inc.	11,562	173,430
Buckle, Inc. (The)(a)	7,445	171,607
Cato Corp. (The) Class A	6,572	138,143
Chico’s FAS, Inc.	14,447	125,255
DSW, Inc. Class A	9,412	318,879
Foot Locker, Inc.	12,446	634,497
GameStop Corp. Class A(a)	27,837	425,071
Gap, Inc. (The)	42,348	1,221,740
Guess?, Inc.	19,322	436,677
L Brands, Inc.	43,141	1,307,172
Office Depot, Inc.	49,104	157,624
Penske Automotive Group, Inc.	8,550	405,185
Tailored Brands, Inc.	6,774	170,637
Williams-Sonoma, Inc.(a)	8,883	583,791

Total Specialty Retail		7,061,766
Technology Hardware, Storage & Peripherals – 0.7%
HP, Inc.	165,695	4,269,960
Western Digital Corp.	27,489	1,609,206
Xerox Corp.	30,763	829,986

Total Technology Hardware, Storage & Peripherals		6,709,152

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2018

Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.6%
Hanesbrands, Inc.	35,834	$660,421
Tapestry, Inc.	33,259	1,671,930
VF Corp.	37,539	3,508,019

Total Textiles, Apparel & Luxury Goods		5,840,370
Thrifts & Mortgage Finance – 0.2%
Dime Community Bancshares, Inc.	4,108	73,328
New York Community Bancorp, Inc.	86,862	900,759
Northwest Bancshares, Inc.	13,794	238,912
Oritani Financial Corp.	6,662	103,594
Provident Financial Services, Inc.	5,703	140,009
TFS Financial Corp.	45,629	684,891
TrustCo Bank Corp.	9,820	83,470
United Financial Bancorp, Inc.	6,230	104,851

Total Thrifts & Mortgage Finance		2,329,814
Tobacco – 3.6%
Altria Group, Inc.	257,992	15,559,497
Philip Morris International, Inc.	228,490	18,631,075
Universal Corp.	4,125	268,125
Vector Group Ltd.	36,417	501,828

Total Tobacco		34,960,525
Trading Companies & Distributors – 0.1%
GATX Corp.	3,580	309,992
H&E Equipment Services, Inc.	5,648	213,382
Watsco, Inc.	3,182	566,714

Total Trading Companies & Distributors		1,090,088
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	26,715	1,232,363
Wireless Telecommunication Services – 0.0%
Spok Holdings, Inc.	2,320	35,728
TOTAL COMMON STOCKS (Cost: $915,048,431)		955,838,034
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $1,593,675)	18,549	1,781,446
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $1,911,413)(d)	1,911,413	1,911,413
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $918,553,519)		959,530,893
Other Assets less Liabilities – (0.0)%		(36,266)

NET ASSETS – 100.0%		$959,494,627
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,638,408 and the total market value of the collateral held by the Fund was $5,793,311. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,881,898.

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 3.1%
Boeing Co. (The)	56,987	$21,193,465
General Dynamics Corp.	23,655	4,842,652
Harris Corp.	9,592	1,623,062
L3 Technologies, Inc.	5,882	1,250,631
Lockheed Martin Corp.	34,851	12,057,052
Northrop Grumman Corp.	11,118	3,528,520
Raytheon Co.	23,861	4,931,114
Rockwell Collins, Inc.	7,753	1,089,064
Textron, Inc.	1,727	123,429
United Technologies Corp.	87,789	12,273,780

Total Aerospace & Defense		62,912,769
Air Freight & Logistics – 0.7%
FedEx Corp.	10,466	2,520,108
United Parcel Service, Inc. Class B	91,409	10,672,001

Total Air Freight & Logistics		13,192,109
Airlines – 0.3%
American Airlines Group, Inc.	17,903	739,931
Delta Air Lines, Inc.	78,978	4,567,298
Southwest Airlines Co.	22,100	1,380,145

Total Airlines		6,687,374
Automobiles – 0.8%
Ford Motor Co.	892,292	8,253,701
General Motors Co.	246,741	8,307,769

Total Automobiles		16,561,470
Banks – 7.5%
Bank of America Corp.	829,714	24,443,374
BB&T Corp.	99,578	4,833,516
Citigroup, Inc.	213,849	15,341,527
Citizens Financial Group, Inc.	38,945	1,502,109
Comerica, Inc.	11,965	1,079,243
Fifth Third Bancorp	69,658	1,944,851
First Republic Bank	5,607	538,272
Huntington Bancshares, Inc.	152,041	2,268,452
JPMorgan Chase & Co.	353,051	39,838,275
KeyCorp	108,528	2,158,622
M&T Bank Corp.	12,352	2,032,398
PNC Financial Services Group, Inc. (The)	47,620	6,485,368
Regions Financial Corp.	115,986	2,128,343
SunTrust Banks, Inc.	56,665	3,784,655
U.S. Bancorp	172,955	9,133,754
Wells Fargo & Co.	621,407	32,661,152

Total Banks		150,173,911
Beverages – 2.8%
Brown-Forman Corp. Class B	15,752	796,264
Coca-Cola Co. (The)	667,896	30,850,116
Constellation Brands, Inc. Class A	7,963	1,716,982
Keurig Dr Pepper, Inc.	20,834	482,724
Molson Coors Brewing Co. Class B	19,197	1,180,615
PepsiCo, Inc.	189,171	21,149,318

Total Beverages		56,176,019
Biotechnology – 2.7%
AbbVie, Inc.	226,626	21,434,287
Amgen, Inc.	91,696	19,007,664
Gilead Sciences, Inc.	175,189	13,526,343

Total Biotechnology		53,968,294
Building Products – 0.0%
Masco Corp.	14,829	542,741
Capital Markets – 2.6%
Ameriprise Financial, Inc.	14,384	2,123,941
Bank of New York Mellon Corp. (The)	86,983	4,435,263
BlackRock, Inc.	14,981	7,060,995
CBOE Global Markets, Inc.	4,704	451,396
Charles Schwab Corp. (The)	39,968	1,964,427
CME Group, Inc.	28,255	4,809,284
Franklin Resources, Inc.	46,555	1,415,738
Goldman Sachs Group, Inc. (The)	21,896	4,909,959
Intercontinental Exchange, Inc.	31,058	2,325,934
Moody’s Corp.	9,752	1,630,534
Morgan Stanley	164,842	7,676,692
Nasdaq, Inc.	15,968	1,370,054
Northern Trust Corp.	18,413	1,880,520
S&P Global, Inc.	12,218	2,387,275
State Street Corp.	30,809	2,581,178
T. Rowe Price Group, Inc.	26,582	2,902,223
TD Ameritrade Holding Corp.	42,380	2,238,935

Total Capital Markets		52,164,348
Chemicals – 1.7%
Air Products & Chemicals, Inc.	25,026	4,180,593
Albemarle Corp.	5,361	534,921
Celanese Corp.	10,930	1,246,020
DowDuPont, Inc.	242,282	15,581,155
Eastman Chemical Co.	15,427	1,476,673
Ecolab, Inc.	14,960	2,345,429
PPG Industries, Inc.	18,901	2,062,666
Praxair, Inc.	28,833	4,634,328
Sherwin-Williams Co. (The)	3,972	1,808,094

Total Chemicals		33,869,879
Commercial Services & Supplies – 0.4%
Cintas Corp.	5,412	1,070,548
Republic Services, Inc.	33,819	2,457,288
Waste Management, Inc.	42,716	3,859,818

Total Commercial Services & Supplies		7,387,654
Communications Equipment – 1.9%
Cisco Systems, Inc.	733,807	35,699,711
Motorola Solutions, Inc.	17,229	2,242,182

Total Communications Equipment		37,941,893
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	2,333	424,489
Vulcan Materials Co.	4,753	528,534

Total Construction Materials		953,023

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2018

Investments	Shares	Value
Consumer Finance – 0.7%
American Express Co.	59,669	$6,354,152
Capital One Financial Corp.	38,396	3,644,932
Discover Financial Services	32,287	2,468,341
Synchrony Financial	58,635	1,822,376

Total Consumer Finance		14,289,801
Containers & Packaging – 0.3%
Ball Corp.	15,609	686,640
International Paper Co.	65,223	3,205,710
WestRock Co.	32,654	1,745,030

Total Containers & Packaging		5,637,380
Distributors – 0.1%
Genuine Parts Co.	19,416	1,929,950
Diversified Telecommunication Services – 5.8%
AT&T, Inc.	1,671,520	56,129,642
CenturyLink, Inc.	614,877	13,035,392
Verizon Communications, Inc.	906,616	48,404,228

Total Diversified Telecommunication Services		117,569,262
Electric Utilities – 3.2%
American Electric Power Co., Inc.	76,767	5,441,245
Avangrid, Inc.	50,749	2,432,400
Duke Energy Corp.	135,263	10,823,745
Edison International	47,105	3,188,066
Entergy Corp.	36,792	2,984,935
Eversource Energy	44,499	2,734,019
Exelon Corp.	146,616	6,401,254
FirstEnergy Corp.	92,328	3,431,832
NextEra Energy, Inc.	55,923	9,372,695
PPL Corp.	150,411	4,401,026
Southern Co. (The)	218,452	9,524,507
Xcel Energy, Inc.	69,758	3,293,275

Total Electric Utilities		64,028,999
Electrical Equipment – 0.5%
AMETEK, Inc.	4,681	370,361
Emerson Electric Co.	90,515	6,931,638
Rockwell Automation, Inc.	10,988	2,060,470

Total Electrical Equipment		9,362,469
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	12,523	1,177,412
Corning, Inc.	82,265	2,903,955

Total Electronic Equipment, Instruments & Components		4,081,367
Energy Equipment & Services – 0.1%
Halliburton Co.	67,825	2,748,947
Entertainment – 1.0%
Activision Blizzard, Inc.	18,877	1,570,378
Twenty-First Century Fox, Inc. Class A	55,068	2,551,300
Twenty-First Century Fox, Inc. Class B	41,974	1,923,249
Walt Disney Co. (The)	116,547	13,629,006

Total Entertainment		19,673,933
Equity Real Estate Investment Trusts (REITs) – 3.9%
American Tower Corp.	38,408	5,580,682
AvalonBay Communities, Inc.	20,332	3,683,142
Boston Properties, Inc.	17,646	2,172,046
Crown Castle International Corp.	74,658	8,311,675
Digital Realty Trust, Inc.	31,692	3,564,716
Equinix, Inc.	6,523	2,823,742
Equity Residential	53,185	3,524,038
Essex Property Trust, Inc.	8,951	2,208,301
Host Hotels & Resorts, Inc.	143,266	3,022,913
Prologis, Inc.	68,550	4,647,005
Public Storage	31,837	6,419,294
Realty Income Corp.	61,283	3,486,390
Simon Property Group, Inc.	67,915	12,003,976
Ventas, Inc.	83,015	4,514,356
Vornado Realty Trust	28,061	2,048,453
Welltower, Inc.	92,548	5,952,687
Weyerhaeuser Co.	129,073	4,165,186

Total Equity Real Estate Investment Trusts (REITs)		78,128,602
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	22,491	5,282,686
Kroger Co. (The)	79,051	2,301,175
Sysco Corp.	57,410	4,205,282
Walgreens Boots Alliance, Inc.	105,714	7,706,551
Walmart, Inc.	303,810	28,530,797

Total Food & Staples Retailing		48,026,491
Food Products – 1.9%
Archer-Daniels-Midland Co.	83,870	4,216,145
Campbell Soup Co.(a)	41,275	1,511,903
Conagra Brands, Inc.	45,475	1,544,786
General Mills, Inc.	95,114	4,082,293
Hershey Co. (The)	16,498	1,682,796
Hormel Foods Corp.(a)	50,091	1,973,585
J.M. Smucker Co. (The)	13,812	1,417,249
Kellogg Co.	53,053	3,714,771
Kraft Heinz Co. (The)	185,811	10,240,044
Mondelez International, Inc. Class A	148,061	6,360,701
Tyson Foods, Inc. Class A	19,915	1,185,540

Total Food Products		37,929,813
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	162,386	11,912,637
Baxter International, Inc.	26,269	2,025,077
Becton, Dickinson and Co.	15,881	4,144,941
Danaher Corp.	19,725	2,143,319
Dentsply Sirona, Inc.	5,681	214,401
Stryker Corp.	20,347	3,615,255
Zimmer Biomet Holdings, Inc.	7,851	1,032,171

Total Health Care Equipment & Supplies		25,087,801
Health Care Providers & Services – 2.1%
Aetna, Inc.	17,404	3,530,401
AmerisourceBergen Corp.	18,370	1,694,081
Anthem, Inc.	15,658	4,291,075

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2018

Investments	Shares	Value
Cardinal Health, Inc.	47,513	$2,565,702
Cigna Corp.	341	71,013
CVS Health Corp.	132,869	10,459,448
Humana, Inc.	4,180	1,415,014
McKesson Corp.	8,615	1,142,780
Quest Diagnostics, Inc.	12,426	1,340,890
UnitedHealth Group, Inc.	62,184	16,543,431

Total Health Care Providers & Services		43,053,835
Hotels, Restaurants & Leisure – 2.0%
Hilton Worldwide Holdings, Inc.	12,623	1,019,686
Las Vegas Sands Corp.	157,423	9,339,907
Marriott International, Inc. Class A	18,506	2,443,347
McDonald’s Corp.	89,025	14,892,992
MGM Resorts International	35,339	986,312
Starbucks Corp.	139,712	7,941,230
Wynn Resorts Ltd.	6,049	768,586
Yum! Brands, Inc.	24,363	2,214,840

Total Hotels, Restaurants & Leisure		39,606,900
Household Durables – 0.1%
D.R. Horton, Inc.	18,126	764,555
Newell Brands, Inc.	70,193	1,424,918

Total Household Durables		2,189,473
Household Products – 2.3%
Clorox Co. (The)	14,652	2,203,808
Colgate-Palmolive Co.	91,418	6,120,435
Kimberly-Clark Corp.	54,922	6,241,336
Procter & Gamble Co. (The)	371,653	30,932,679

Total Household Products		45,498,258
Industrial Conglomerates – 1.9%
3M Co.	56,308	11,864,659
General Electric Co.	1,132,754	12,788,793
Honeywell International, Inc.	70,904	11,798,425
Roper Technologies, Inc.	2,736	810,430

Total Industrial Conglomerates		37,262,307
Insurance – 2.0%
Aflac, Inc.	78,677	3,703,327
Allstate Corp. (The)	25,730	2,539,551
American International Group, Inc.	91,450	4,868,798
CNA Financial Corp.	28,742	1,312,072
Hartford Financial Services Group, Inc. (The)	30,947	1,546,112
Lincoln National Corp.	17,615	1,191,831
Loews Corp.	8,303	417,060
Marsh & McLennan Cos., Inc.	43,719	3,616,436
MetLife, Inc.	150,946	7,052,197
Principal Financial Group, Inc.	37,100	2,173,689
Progressive Corp. (The)	36,134	2,566,959
Prudential Financial, Inc.	51,465	5,214,434
Travelers Cos., Inc. (The)	27,927	3,622,411

Total Insurance		39,824,877
Internet & Catalog Retail – 0.0%
Expedia Group, Inc.	6,491	846,946
IT Services – 2.9%
Alliance Data Systems Corp.	2,458	580,481
Automatic Data Processing, Inc.	45,884	6,912,884
Cognizant Technology Solutions Corp. Class A	24,325	1,876,674
DXC Technology Co.	9,760	912,755
Fidelity National Information Services, Inc.	19,718	2,150,642
International Business Machines Corp.	172,744	26,120,620
MasterCard, Inc. Class A	29,803	6,634,446
Paychex, Inc.	49,268	3,628,588
Total System Services, Inc.	5,995	591,946
Visa, Inc. Class A	60,637	9,101,008

Total IT Services		58,510,044
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	14,138	997,295
Thermo Fisher Scientific, Inc.	6,381	1,557,474

Total Life Sciences Tools & Services		2,554,769
Machinery – 1.4%
Caterpillar, Inc.	62,074	9,465,664
Cummins, Inc.	20,411	2,981,435
Deere & Co.	24,889	3,741,563
Dover Corp.	14,631	1,295,283
Fortive Corp.(a)	6,831	575,170
Illinois Tool Works, Inc.	30,922	4,363,713
PACCAR, Inc.	22,981	1,567,074
Parker-Hannifin Corp.	9,211	1,694,179
Stanley Black & Decker, Inc.	11,384	1,667,073

Total Machinery		27,351,154
Media – 0.9%
CBS Corp. Class B Non-Voting Shares	21,415	1,230,292
Comcast Corp. Class A	370,599	13,122,910
Omnicom Group, Inc.	36,583	2,488,376
Sirius XM Holdings, Inc.(a)	176,649	1,116,422

Total Media		17,958,000
Metals & Mining – 0.1%
Newmont Mining Corp.	20,574	621,335
Nucor Corp.	37,268	2,364,654

Total Metals & Mining		2,985,989
Multi-Utilities – 1.6%
Ameren Corp.	34,455	2,178,245
CenterPoint Energy, Inc.	75,661	2,092,027
CMS Energy Corp.	36,381	1,782,669
Consolidated Edison, Inc.	46,945	3,576,739
Dominion Energy, Inc.	114,056	8,015,856
DTE Energy Co.	26,230	2,862,480
Public Service Enterprise Group, Inc.	80,998	4,275,884
Sempra Energy	33,701	3,833,489
WEC Energy Group, Inc.	46,209	3,084,913

Total Multi-Utilities		31,702,302
Multiline Retail – 0.5%
Dollar General Corp.	14,792	1,616,765
Target Corp.	105,385	9,296,011

Total Multiline Retail		10,912,776

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2018

Investments	Shares	Value
Oil, Gas & Consumable Fuels – 8.7%
Anadarko Petroleum Corp.	10,447	$704,232
Andeavor	16,142	2,477,797
Apache Corp.	45,172	2,153,349
Cabot Oil & Gas Corp.	13,464	303,209
Chevron Corp.	329,253	40,261,057
ConocoPhillips	117,076	9,061,682
Devon Energy Corp.	14,972	597,982
EOG Resources, Inc.	18,089	2,307,614
EQT Corp.	2,365	104,604
Exxon Mobil Corp.	759,482	64,571,160
Hess Corp.	33,085	2,368,224
Kinder Morgan, Inc.	304,026	5,390,381
Marathon Petroleum Corp.	59,006	4,718,710
Occidental Petroleum Corp.	163,923	13,469,553
ONEOK, Inc.	103,054	6,986,031
Phillips 66	68,314	7,700,354
Pioneer Natural Resources Co.	382	66,540
Valero Energy Corp.	67,569	7,685,974
Williams Cos., Inc. (The)	165,317	4,494,969

Total Oil, Gas & Consumable Fuels		175,423,422
Personal Products – 0.2%
Coty, Inc. Class A	101,718	1,277,578
Estee Lauder Cos., Inc. (The) Class A	13,769	2,000,911

Total Personal Products		3,278,489
Pharmaceuticals – 7.3%
Bristol-Myers Squibb Co.	195,475	12,135,088
Eli Lilly & Co.	127,122	13,641,462
Johnson & Johnson	308,941	42,686,378
Merck & Co., Inc.	453,061	32,140,147
Pfizer, Inc.	1,027,166	45,267,206
Zoetis, Inc.	14,059	1,287,242

Total Pharmaceuticals		147,157,523
Professional Services – 0.0%
Equifax, Inc.	7,317	955,381
Road & Rail – 1.1%
CSX Corp.	62,047	4,594,580
Norfolk Southern Corp.	24,314	4,388,677
Union Pacific Corp.	77,884	12,681,852

Total Road & Rail		21,665,109
Semiconductors & Semiconductor Equipment – 3.7%
Analog Devices, Inc.	36,729	3,395,963
Applied Materials, Inc.	41,525	1,604,941
Intel Corp.	564,351	26,688,159
KLA-Tencor Corp.	17,560	1,786,027
Lam Research Corp.	8,831	1,339,663
Maxim Integrated Products, Inc.	38,273	2,158,214
Microchip Technology, Inc.(a)	19,243	1,518,465
NVIDIA Corp.	9,584	2,693,296
QUALCOMM, Inc.	252,055	18,155,522
Skyworks Solutions, Inc.	11,583	1,050,694
Texas Instruments, Inc.	119,592	12,831,026
Xilinx, Inc.	24,882	1,994,790

Total Semiconductors & Semiconductor Equipment		75,216,760
Software – 5.3%
CA, Inc.	60,590	2,675,048
Intuit, Inc.	12,444	2,829,765
Microsoft Corp.	740,713	84,715,346
Oracle Corp.	305,896	15,771,998
Symantec Corp.	32,117	683,450

Total Software		106,675,607
Specialty Retail – 2.1%
Best Buy Co., Inc.	30,673	2,434,209
Home Depot, Inc. (The)	108,716	22,520,520
L Brands, Inc.	57,078	1,729,463
Lowe’s Cos., Inc.	76,244	8,754,336
Ross Stores, Inc.	15,069	1,493,338
TJX Cos., Inc. (The)	51,543	5,773,847

Total Specialty Retail		42,705,713
Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	367,436	82,945,003
Hewlett Packard Enterprise Co.	161,327	2,631,243
HP, Inc.	214,979	5,540,009
NetApp, Inc.	17,913	1,538,547
Western Digital Corp.	35,252	2,063,652

Total Technology Hardware, Storage & Peripherals		94,718,454
Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. Class B	81,223	6,881,212
VF Corp.	48,588	4,540,549

Total Textiles, Apparel & Luxury Goods		11,421,761
Tobacco – 2.2%
Altria Group, Inc.	337,693	20,366,265
Philip Morris International, Inc.	300,275	24,484,423

Total Tobacco		44,850,688
Trading Companies & Distributors – 0.1%
Fastenal Co.	32,335	1,876,077
Water Utilities – 0.1%
American Water Works Co., Inc.	15,712	1,382,185
TOTAL COMMON STOCKS (Cost: $1,614,205,829)		2,008,611,098
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $1,890,604)	20,488	1,967,667

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $4,117,390)(d)	4,117,390	$4,117,390
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,620,213,823)		2,014,696,155
Other Assets less Liabilities – (0.1)%		(1,972,617)

NET ASSETS – 100.0%		$2,012,723,538
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,374,590 and the total market value of the collateral held by the Fund was $6,585,665. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,468,275.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 1.1%
Arconic, Inc.	409,442	$9,011,818
BWX Technologies, Inc.	60,651	3,793,114
Curtiss-Wright Corp.	18,319	2,517,397
HEICO Corp. Class A	13,918	1,050,809
Hexcel Corp.	65,620	4,399,821
Huntington Ingalls Industries, Inc.	47,718	12,219,625
Spirit AeroSystems Holdings, Inc. Class A	47,438	4,348,642

Total Aerospace & Defense		37,341,226
Air Freight & Logistics – 1.1%
C.H. Robinson Worldwide, Inc.	246,675	24,154,416
Expeditors International of Washington, Inc.	200,928	14,774,236

Total Air Freight & Logistics		38,928,652
Airlines – 0.4%
Alaska Air Group, Inc.	184,944	12,735,244
Auto Components – 1.2%
BorgWarner, Inc.	231,054	9,884,490
Dana, Inc.	96,361	1,799,060
Gentex Corp.	479,940	10,299,513
Goodyear Tire & Rubber Co. (The)	374,662	8,763,344
LCI Industries	37,699	3,121,477
Lear Corp.	66,719	9,674,255

Total Auto Components		43,542,139
Automobiles – 0.6%
Harley-Davidson, Inc.	418,823	18,972,682
Thor Industries, Inc.	44,357	3,712,681

Total Automobiles		22,685,363
Banks – 3.1%
Associated Banc-Corp.	106,639	2,772,614
Bank of Hawaii Corp.	32,861	2,593,062
Bank OZK	64,040	2,430,958
BankUnited, Inc.	71,401	2,527,595
BOK Financial Corp.	42,593	4,143,447
Cathay General Bancorp	57,330	2,375,755
Chemical Financial Corp.	47,213	2,521,174
CIT Group, Inc.	56,482	2,915,036
Columbia Banking System, Inc.	47,236	1,831,340
Commerce Bancshares, Inc.	52,116	3,440,698
Cullen/Frost Bankers, Inc.	49,805	5,201,634
East West Bancorp, Inc.	61,873	3,735,273
First Citizens BancShares, Inc. Class A	1,266	572,587
First Hawaiian, Inc.	137,220	3,726,895
First Horizon National Corp.	132,763	2,291,489
FNB Corp.	361,340	4,596,245
Fulton Financial Corp.	134,338	2,236,728
Hancock Whitney Corp.	51,988	2,472,029
Home BancShares, Inc.	111,309	2,437,667
Iberiabank Corp.	33,796	2,749,305
Investors Bancorp, Inc.	257,295	3,157,010
MB Financial, Inc.	51,667	2,382,365
PacWest Bancorp	176,573	8,413,704
People’s United Financial, Inc.	412,559	7,063,010
Pinnacle Financial Partners, Inc.	20,393	1,226,639
Prosperity Bancshares, Inc.	47,044	3,262,501
Sterling Bancorp	77,967	1,715,274
Synovus Financial Corp.	47,430	2,171,820
TCF Financial Corp.	80,262	1,911,038
UMB Financial Corp.	23,518	1,667,426
Umpqua Holdings Corp.	245,318	5,102,615
United Bankshares, Inc.	133,882	4,866,611
Webster Financial Corp.	53,753	3,169,277
Wintrust Financial Corp.	11,228	953,706
Zions Bancorp	82,817	4,153,273

Total Banks		108,787,800
Building Products – 0.7%
A.O. Smith Corp.	114,177	6,093,626
Fortune Brands Home & Security, Inc.	140,314	7,346,841
Lennox International, Inc.	36,189	7,903,678
Owens Corning	87,359	4,740,973

Total Building Products		26,085,118
Capital Markets – 1.2%
Affiliated Managers Group, Inc.	6,850	936,532
BGC Partners, Inc. Class A	356,688	4,216,052
Eaton Vance Corp.	82,778	4,350,812
Evercore, Inc. Class A	23,121	2,324,817
FactSet Research Systems, Inc.	13,865	3,101,739
Federated Investors, Inc. Class B	93,575	2,257,029
Interactive Brokers Group, Inc. Class A	14,392	796,021
Legg Mason, Inc.	81,226	2,536,688
LPL Financial Holdings, Inc.	53,969	3,481,540
MarketAxess Holdings, Inc.	7,734	1,380,442
Morningstar, Inc.	13,559	1,707,078
MSCI, Inc.	34,580	6,134,838
Raymond James Financial, Inc.	51,531	4,743,428
SEI Investments Co.	40,422	2,469,784
Stifel Financial Corp.	13,945	714,821

Total Capital Markets		41,151,621
Chemicals – 4.6%
Ashland Global Holdings, Inc.	70,234	5,889,823
Cabot Corp.	117,118	7,345,641
CF Industries Holdings, Inc.	621,707	33,845,729
Chemours Co. (The)	41,496	1,636,602
FMC Corp.	87,110	7,594,250
Huntsman Corp.	343,120	9,343,158
International Flavors & Fragrances, Inc.	124,340	17,298,181
Kronos Worldwide, Inc.	240,202	3,903,283
Mosaic Co. (The)	131,719	4,278,233
NewMarket Corp.	18,621	7,551,002
Olin Corp.	330,290	8,481,847
PolyOne Corp.	113,003	4,940,491
RPM International, Inc.	278,698	18,098,648
Scotts Miracle-Gro Co. (The)	104,378	8,217,680
Sensient Technologies Corp.	67,255	5,145,680

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2018

Investments	Shares	Value
Valvoline, Inc.	214,102	$4,605,334
W.R. Grace & Co.	71,480	5,107,961
Westlake Chemical Corp.	95,422	7,930,522

Total Chemicals		161,214,065
Commercial Services & Supplies – 1.3%
Brink’s Co. (The)	33,836	2,360,061
Deluxe Corp.	70,261	4,000,661
Healthcare Services Group, Inc.(a)	93,078	3,780,828
KAR Auction Services, Inc.	322,625	19,257,486
MSA Safety, Inc.	57,557	6,126,367
Rollins, Inc.	191,060	11,595,432

Total Commercial Services & Supplies		47,120,835
Communications Equipment – 0.4%
Juniper Networks, Inc.	457,931	13,724,192
Construction & Engineering – 0.7%
EMCOR Group, Inc.	20,714	1,555,829
Fluor Corp.	203,263	11,809,580
Jacobs Engineering Group, Inc.	91,766	7,020,099
Valmont Industries, Inc.	17,069	2,364,056

Total Construction & Engineering		22,749,564
Construction Materials – 0.0%
Eagle Materials, Inc.	14,767	1,258,739
Consumer Finance – 0.4%
Ally Financial, Inc.	242,908	6,424,916
Navient Corp.	432,768	5,833,713

Total Consumer Finance		12,258,629
Containers & Packaging – 2.3%
AptarGroup, Inc.	79,624	8,578,690
Avery Dennison Corp.	121,228	13,135,054
Bemis Co., Inc.	200,154	9,727,484
Graphic Packaging Holding Co.	529,483	7,418,057
Packaging Corp. of America	175,378	19,237,213
Sealed Air Corp.	210,234	8,440,895
Sonoco Products Co.	247,689	13,746,739

Total Containers & Packaging		80,284,132
Distributors – 0.2%
Pool Corp.	40,663	6,785,841
Diversified Consumer Services – 0.8%
H&R Block, Inc.	643,527	16,570,820
Service Corp. International	260,915	11,532,443

Total Diversified Consumer Services		28,103,263
Diversified Financial Services – 0.1%
Jefferies Financial Group, Inc.	180,147	3,956,028
Voya Financial, Inc.	6,297	312,772

Total Diversified Financial Services		4,268,800
Electric Utilities – 4.5%
ALLETE, Inc.	120,367	9,028,729
Alliant Energy Corp.	565,381	24,068,269
Evergy, Inc.	707,093	38,833,547
Hawaiian Electric Industries, Inc.	310,776	11,060,518
IDACORP, Inc.	106,941	10,611,755
OGE Energy Corp.	669,363	24,311,264
Pinnacle West Capital Corp.	298,522	23,636,972
PNM Resources, Inc.	149,088	5,881,522
Portland General Electric Co.	216,760	9,886,424

Total Electric Utilities		157,319,000
Electrical Equipment – 0.6%
Acuity Brands, Inc.	10,546	1,657,831
Hubbell, Inc.	112,539	15,031,834
Regal Beloit Corp.	53,364	4,399,862

Total Electrical Equipment		21,089,527
Electronic Equipment, Instruments & Components – 1.7%
Avnet, Inc.	192,749	8,629,373
Belden, Inc.	8,244	588,704
CDW Corp.	159,721	14,202,391
Cognex Corp.	23,815	1,329,353
Dolby Laboratories, Inc. Class A	54,580	3,818,962
FLIR Systems, Inc.	155,663	9,568,605
Jabil, Inc.	175,486	4,752,161
Littelfuse, Inc.	14,537	2,876,727
National Instruments Corp.	220,763	10,669,476
SYNNEX Corp.	32,141	2,722,343

Total Electronic Equipment, Instruments & Components		59,158,095
Energy Equipment & Services – 2.1%
Baker Hughes Co.	886,773	29,999,531
Helmerich & Payne, Inc.	456,369	31,384,496
National Oilwell Varco, Inc.	201,751	8,691,433
Patterson-UTI Energy, Inc.	68,535	1,172,634
RPC, Inc.(a)	209,874	3,248,849

Total Energy Equipment & Services		74,496,943
Entertainment – 1.2%
Cinemark Holdings, Inc.	327,884	13,180,937
Viacom, Inc. Class B	837,041	28,258,504

Total Entertainment		41,439,441
Equity Real Estate Investment Trusts (REITs) – 15.8%
Alexandria Real Estate Equities, Inc.	81,917	10,304,339
American Campus Communities, Inc.	180,731	7,438,888
American Homes 4 Rent Class A	82,806	1,812,623
Apartment Investment & Management Co. Class A	165,220	7,291,159
Apple Hospitality REIT, Inc.	444,194	7,768,953
Brixmor Property Group, Inc.	603,972	10,575,550
Camden Property Trust	98,386	9,205,978
Colony Capital, Inc.	1,579,905	9,621,621
CoreSite Realty Corp.	35,043	3,894,679
Corporate Office Properties Trust	130,621	3,896,424
Cousins Properties, Inc.	353,836	3,145,602
CubeSmart	223,231	6,368,780
CyrusOne, Inc.	81,590	5,172,806
Douglas Emmett, Inc.	126,012	4,753,173
Duke Realty Corp.	332,837	9,442,586
EastGroup Properties, Inc.	32,200	3,078,964
Empire State Realty Trust, Inc. Class A	104,076	1,728,702
EPR Properties	145,556	9,957,486

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2018

Investments	Shares	Value
Equity LifeStyle Properties, Inc.	60,205	$5,806,772
Extra Space Storage, Inc.	148,527	12,868,379
Federal Realty Investment Trust	72,361	9,151,496
First Industrial Realty Trust, Inc.	99,252	3,116,513
Forest City Realty Trust, Inc. Class A	203,827	5,114,019
Gaming and Leisure Properties, Inc.	481,710	16,980,277
GEO Group, Inc. (The)	308,076	7,751,192
Gramercy Property Trust	276,466	7,586,227
HCP, Inc.	843,714	22,206,552
Healthcare Realty Trust, Inc.	145,980	4,271,375
Healthcare Trust of America, Inc. Class A	266,003	7,094,300
Highwoods Properties, Inc.	115,812	5,473,275
Hospitality Properties Trust	369,676	10,661,456
Hudson Pacific Properties, Inc.	147,729	4,833,693
Invitation Homes, Inc.	228,021	5,223,961
Iron Mountain, Inc.	507,339	17,513,342
JBG SMITH Properties	103,208	3,801,151
Kilroy Realty Corp.	72,993	5,232,868
Kimco Realty Corp.	849,710	14,224,145
Lamar Advertising Co. Class A	119,171	9,271,504
LaSalle Hotel Properties	237,301	8,208,242
Liberty Property Trust	171,606	7,250,354
Life Storage, Inc.	67,674	6,439,858
Macerich Co. (The)	204,785	11,322,563
Medical Properties Trust, Inc.	832,545	12,413,246
Mid-America Apartment Communities, Inc.	124,913	12,513,784
National Health Investors, Inc.	65,988	4,988,033
National Retail Properties, Inc.	222,469	9,971,061
Omega Healthcare Investors, Inc.(a)	607,395	19,904,334
Outfront Media, Inc.	278,702	5,560,105
Paramount Group, Inc.	182,976	2,761,108
Park Hotels & Resorts, Inc.	424,196	13,922,113
PS Business Parks, Inc.	22,712	2,886,468
Rayonier, Inc.	131,965	4,461,737
Regency Centers Corp.	172,513	11,156,416
RLJ Lodging Trust	349,847	7,707,129
Ryman Hospitality Properties, Inc.	78,718	6,783,130
Sabra Health Care REIT, Inc.	540,906	12,505,747
Senior Housing Properties Trust	633,024	11,115,901
SL Green Realty Corp.	96,161	9,378,582
Spirit Realty Capital, Inc.	1,256,992	10,131,356
STORE Capital Corp.	296,002	8,225,896
Sun Communities, Inc.	71,629	7,273,209
Sunstone Hotel Investors, Inc.	85,620	1,400,743
Taubman Centers, Inc.	84,264	5,041,515
UDR, Inc.	277,819	11,232,222
VEREIT, Inc.	2,199,884	15,971,158
W.P. Carey, Inc.	197,439	12,697,302
Weingarten Realty Investors	199,210	5,928,490

Total Equity Real Estate Investment Trusts (REITs)		552,792,612
Food & Staples Retailing – 0.1%
Casey’s General Stores, Inc.	26,679	3,444,526
Food Products – 2.5%
Flowers Foods, Inc.	614,554	11,467,578
Ingredion, Inc.	107,853	11,320,251
Lamb Weston Holdings, Inc.	170,661	11,366,022
Lancaster Colony Corp.	44,543	6,646,261
McCormick & Co., Inc. Non-Voting Shares	213,896	28,180,798
Pinnacle Foods, Inc.	238,434	15,452,907
Sanderson Farms, Inc.	14,005	1,447,697
Seaboard Corp.	121	448,915

Total Food Products		86,330,429
Gas Utilities – 2.3%
Atmos Energy Corp.	204,437	19,198,679
National Fuel Gas Co.	211,799	11,873,452
New Jersey Resources Corp.	190,050	8,761,305
ONE Gas, Inc.	99,334	8,173,201
Southwest Gas Holdings, Inc.	99,786	7,886,088
Spire, Inc.	118,524	8,717,440
UGI Corp.	304,902	16,915,963

Total Gas Utilities		81,526,128
Health Care Equipment & Supplies – 1.1%
Cantel Medical Corp.	5,861	539,564
Cooper Cos., Inc. (The)	1,256	348,100
Hill-Rom Holdings, Inc.	49,434	4,666,570
ResMed, Inc.	200,519	23,127,861
Teleflex, Inc.	21,249	5,654,146
West Pharmaceutical Services, Inc.	36,291	4,480,850

Total Health Care Equipment & Supplies		38,817,091
Health Care Providers & Services – 0.7%
Chemed Corp.	6,766	2,162,278
Encompass Health Corp.	174,295	13,586,295
Patterson Cos., Inc.	245,889	6,011,986
Universal Health Services, Inc. Class B	27,896	3,566,225

Total Health Care Providers & Services		25,326,784
Hotels, Restaurants & Leisure – 4.4%
Aramark	211,751	9,109,528
Boyd Gaming Corp.	62,931	2,130,214
Choice Hotels International, Inc.	53,677	4,471,294
Churchill Downs, Inc.	9,200	2,554,840
Cracker Barrel Old Country Store, Inc.(a)	61,449	9,040,992
Darden Restaurants, Inc.	314,454	34,964,140
Domino’s Pizza, Inc.	37,887	11,169,088
Dunkin’ Brands Group, Inc.(a)	168,026	12,386,877
Marriott Vacations Worldwide Corp.	61,157	6,834,295
Six Flags Entertainment Corp.(a)	313,487	21,887,662
Texas Roadhouse, Inc.	101,999	7,067,511
Vail Resorts, Inc.	65,877	18,077,966
Wendy’s Co. (The)	391,873	6,716,703
Wyndham Destinations, Inc.	179,575	7,786,372

Total Hotels, Restaurants & Leisure		154,197,482
Household Durables – 1.4%
Leggett & Platt, Inc.	358,065	15,679,666
Lennar Corp. Class A	69,562	3,247,850
PulteGroup, Inc.	272,282	6,744,425
Toll Brothers, Inc.	92,766	3,064,061
Whirlpool Corp.	162,528	19,300,200

Total Household Durables		48,036,202

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2018

Investments	Shares	Value
Household Products – 0.6%
Church & Dwight Co., Inc.	342,652	$20,343,249
Independent Power & Renewable Electricity Producers – 1.2%
AES Corp.	2,563,999	35,895,986
NRG Energy, Inc.	116,570	4,359,718
Ormat Technologies, Inc.	21,157	1,144,805

Total Independent Power & Renewable Electricity Producers		41,400,509
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	70,201	8,550,482
Insurance – 2.5%
American Financial Group, Inc.	37,697	4,183,236
American National Insurance Co.	22,802	2,948,071
Arthur J. Gallagher & Co.	139,150	10,358,326
Assurant, Inc.	38,951	4,204,760
Brown & Brown, Inc.	103,044	3,047,011
Cincinnati Financial Corp.	142,081	10,913,242
CNO Financial Group, Inc.	76,982	1,633,558
Erie Indemnity Co. Class A	39,291	5,010,781
Fidelity National Financial, Inc.	240,332	9,457,064
First American Financial Corp.	98,409	5,076,920
Hanover Insurance Group, Inc. (The)	25,770	3,179,245
Kemper Corp.	24,214	1,948,016
Old Republic International Corp.	308,262	6,898,904
Primerica, Inc.	11,176	1,347,267
ProAssurance Corp.	34,503	1,619,916
Reinsurance Group of America, Inc.	25,338	3,662,861
Selective Insurance Group, Inc.	21,799	1,384,237
Torchmark Corp.	24,886	2,157,367
Unum Group	116,007	4,532,394
W.R. Berkley Corp.	30,883	2,468,478

Total Insurance		86,031,654
IT Services – 3.1%
Booz Allen Hamilton Holding Corp.	225,432	11,188,190
Broadridge Financial Solutions, Inc.	165,200	21,798,140
Jack Henry & Associates, Inc.	71,586	11,459,487
Leidos Holdings, Inc.	262,778	18,173,726
MAXIMUS, Inc.	14,133	919,493
Sabre Corp.	695,812	18,146,777
Western Union Co. (The)	1,443,375	27,510,728

Total IT Services		109,196,541
Leisure Products – 1.3%
Brunswick Corp.	104,585	7,009,287
Hasbro, Inc.	269,950	28,377,144
Polaris Industries, Inc.	94,779	9,567,940

Total Leisure Products		44,954,371
Life Sciences Tools & Services – 0.4%
Bio-Techne Corp.	32,616	6,657,252
Bruker Corp.	62,963	2,106,112
PerkinElmer, Inc.	37,505	3,648,112

Total Life Sciences Tools & Services		12,411,476
Machinery – 4.5%
AGCO Corp.	52,374	3,183,815
Allison Transmission Holdings, Inc.	176,549	9,182,314
Barnes Group, Inc.	42,103	2,990,576
Crane Co.	80,197	7,887,375
Donaldson Co., Inc.	167,844	9,778,591
Flowserve Corp.	204,015	11,157,580
Graco, Inc.	161,804	7,497,997
IDEX Corp.	74,474	11,220,253
ITT, Inc.	72,607	4,447,905
John Bean Technologies Corp.	9,376	1,118,557
Kennametal, Inc.	122,831	5,350,518
Lincoln Electric Holdings, Inc.	96,150	8,984,256
Nordson Corp.	47,810	6,640,809
Oshkosh Corp.	71,677	5,106,270
Snap-on, Inc.	94,860	17,416,296
Terex Corp.	51,100	2,039,401
Timken Co. (The)	149,727	7,463,891
Toro Co. (The)	100,656	6,036,340
Trinity Industries, Inc.	192,770	7,063,093
Wabtec Corp.	53,286	5,588,636
Woodward, Inc.	34,401	2,781,665
Xylem, Inc.	164,574	13,144,525

Total Machinery		156,080,663
Media – 1.3%
Cable One, Inc.	5,052	4,463,998
Interpublic Group of Cos., Inc. (The)	1,204,976	27,557,801
News Corp. Class A	400,892	5,287,766
News Corp. Class B	207,807	2,826,175
Tribune Media Co. Class A	183,145	7,038,262

Total Media		47,174,002
Metals & Mining – 1.0%
Reliance Steel & Aluminum Co.	136,848	11,671,766
Royal Gold, Inc.	67,301	5,186,215
Steel Dynamics, Inc.	315,434	14,254,463
United States Steel Corp.	88,948	2,711,135

Total Metals & Mining		33,823,579
Multi-Utilities – 2.2%
Avista Corp.	154,315	7,802,167
MDU Resources Group, Inc.	479,229	12,311,393
NiSource, Inc.	758,100	18,891,852
SCANA Corp.	665,042	25,863,483
Vectren Corp.	189,072	13,516,757

Total Multi-Utilities		78,385,652
Multiline Retail – 3.7%
Kohl’s Corp.	648,963	48,380,191
Macy’s, Inc.	1,552,445	53,916,415
Nordstrom, Inc.	469,164	28,060,699

Total Multiline Retail		130,357,305
Oil, Gas & Consumable Fuels – 5.6%
Cimarex Energy Co.	24,387	2,266,528
HollyFrontier Corp.	446,456	31,207,274

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2018

Investments	Shares	Value
Marathon Oil Corp.	978,068	$22,769,423
Murphy Oil Corp.	529,522	17,654,264
Noble Energy, Inc.	627,579	19,574,189
PBF Energy, Inc. Class A	345,485	17,243,156
Range Resources Corp.	102,638	1,743,820
Targa Resources Corp.	1,506,435	84,827,355

Total Oil, Gas & Consumable Fuels		197,286,009
Personal Products – 0.2%
Nu Skin Enterprises, Inc. Class A	97,156	8,007,598
Professional Services – 0.8%
Dun & Bradstreet Corp. (The)	53,728	7,656,777
ManpowerGroup, Inc.	83,018	7,136,227
Robert Half International, Inc.	190,731	13,423,648

Total Professional Services		28,216,652
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	7,318	1,056,134
Realogy Holdings Corp.(a)	57,318	1,183,043

Total Real Estate Management & Development		2,239,177
Road & Rail – 1.1%
JB Hunt Transport Services, Inc.	78,352	9,319,187
Kansas City Southern	116,734	13,223,627
Knight-Swift Transportation Holdings, Inc.	86,494	2,982,313
Landstar System, Inc.	13,166	1,606,252
Old Dominion Freight Line, Inc.	22,380	3,608,999
Ryder System, Inc.	103,057	7,530,375

Total Road & Rail		38,270,753
Semiconductors & Semiconductor Equipment – 0.8%
Cypress Semiconductor Corp.	837,785	12,139,505
Entegris, Inc.	117,527	3,402,407
MKS Instruments, Inc.	36,141	2,896,701
Monolithic Power Systems, Inc.	25,437	3,193,107
Teradyne, Inc.	117,524	4,346,037
Universal Display Corp.(a)	2,646	311,963
Versum Materials, Inc.	52,699	1,897,691

Total Semiconductors & Semiconductor Equipment		28,187,411
Software – 0.8%
Blackbaud, Inc.	21,043	2,135,444
CDK Global, Inc.	102,188	6,392,881
j2 Global, Inc.(a)	90,980	7,537,693
LogMeIn, Inc.	39,266	3,498,601
Pegasystems, Inc.	16,215	1,015,059
SS&C Technologies Holdings, Inc.	124,179	7,057,092

Total Software		27,636,770
Specialty Retail – 3.2%
Advance Auto Parts, Inc.	15,848	2,667,694
Foot Locker, Inc.	298,707	15,228,083
Gap, Inc. (The)	930,049	26,831,914
Penske Automotive Group, Inc.	203,362	9,637,325
Tiffany & Co.	226,401	29,198,937
Tractor Supply Co.	175,229	15,924,811
Williams-Sonoma, Inc.(a)	216,116	14,203,144

Total Specialty Retail		113,691,908
Technology Hardware, Storage & Peripherals – 0.6%
Xerox Corp.	747,684	20,172,514
Textiles, Apparel & Luxury Goods – 2.4%
Carter’s, Inc.	54,983	5,421,324
Columbia Sportswear Co.	66,992	6,234,946
Hanesbrands, Inc.(a)	919,882	16,953,425
PVH Corp.	7,392	1,067,405
Ralph Lauren Corp.	93,908	12,917,045
Tapestry, Inc.	791,978	39,812,734

Total Textiles, Apparel & Luxury Goods		82,406,879
Thrifts & Mortgage Finance – 0.4%
New York Community Bancorp, Inc.	802,755	8,324,569
Radian Group, Inc.	5,560	114,925
TFS Financial Corp.	400,753	6,015,303

Total Thrifts & Mortgage Finance		14,454,797
Trading Companies & Distributors – 1.9%
Air Lease Corp.	82,737	3,795,974
MSC Industrial Direct Co., Inc. Class A	82,247	7,246,783
W.W. Grainger, Inc.	113,381	40,523,503
Watsco, Inc.	78,712	14,018,607

Total Trading Companies & Distributors		65,584,867
Transportation Infrastructure – 0.8%
Macquarie Infrastructure Corp.(a)	640,035	29,524,815
Water Utilities – 0.4%
Aqua America, Inc.	332,414	12,266,077
TOTAL COMMON STOCKS (Cost: $3,019,764,555)		3,489,655,193
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. LargeCap Dividend Fund(a)(b) (Cost: $4,749,086)	51,613	4,924,396
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $14,066,505)(d)	14,066,505	14,066,505
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $3,038,580,146)		3,508,646,094
Other Assets less Liabilities – (0.2)%		(8,541,020)

NET ASSETS – 100.0%		$3,500,105,074
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $56,717,042 and the total market value of the collateral held by the Fund was $58,087,569. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $44,021,064.

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 1.7%
Aerojet Rocketdyne Holdings, Inc.*	24,229	$823,544
BWX Technologies, Inc.	40,027	2,503,289
Curtiss-Wright Corp.	22,124	3,040,280
HEICO Corp.	38,387	3,555,020
Hexcel Corp.	52,874	3,545,202
KLX, Inc.*	15,858	995,565
Mercury Systems, Inc.*	9,783	541,196
Moog, Inc. Class A	20,268	1,742,440
Teledyne Technologies, Inc.*	14,817	3,655,057

Total Aerospace & Defense		20,401,593
Airlines – 1.2%
Allegiant Travel Co.	12,579	1,595,017
Hawaiian Holdings, Inc.	60,004	2,406,161
JetBlue Airways Corp.*	365,795	7,081,791
Spirit Airlines, Inc.*(a)	62,976	2,957,983

Total Airlines		14,040,952
Auto Components – 1.5%
Cooper-Standard Holdings, Inc.*	14,453	1,734,071
Dana, Inc.	267,873	5,001,189
Dorman Products, Inc.*	21,690	1,668,395
Gentex Corp.	223,085	4,787,404
LCI Industries	13,802	1,142,805
Tenneco, Inc.	57,544	2,424,904
Visteon Corp.*	16,431	1,526,440

Total Auto Components		18,285,208
Banks – 8.5%
Associated Banc-Corp.	82,788	2,152,488
BancorpSouth Bank	43,558	1,424,347
Bank of Hawaii Corp.	20,311	1,602,741
Bank OZK	72,952	2,769,258
BankUnited, Inc.	58,598	2,074,369
BOK Financial Corp.	32,630	3,174,246
Cathay General Bancorp	42,541	1,762,899
Chemical Financial Corp.	31,851	1,700,843
CIT Group, Inc.	45,663	2,356,667
Columbia Banking System, Inc.	25,817	1,000,925
Commerce Bancshares, Inc.	47,568	3,140,439
Community Bank System, Inc.	17,874	1,091,565
Cullen/Frost Bankers, Inc.	33,314	3,479,314
CVB Financial Corp.	44,720	998,150
FCB Financial Holdings, Inc. Class A*	24,316	1,152,578
First Citizens BancShares, Inc. Class A	7,409	3,350,943
First Financial Bankshares, Inc.	22,878	1,352,090
First Hawaiian, Inc.	72,764	1,976,270
First Horizon National Corp.	120,568	2,081,004
First Midwest Bancorp, Inc.	43,225	1,149,353
FNB Corp.	144,302	1,835,521
Fulton Financial Corp.	93,791	1,561,620
Glacier Bancorp, Inc.	32,365	1,394,608
Great Western Bancorp, Inc.	34,165	1,441,421
Hancock Whitney Corp.	38,432	1,827,442
Hilltop Holdings, Inc.	60,871	1,227,768
Home BancShares, Inc.	66,499	1,456,328
Hope Bancorp, Inc.	83,727	1,353,866
Iberiabank Corp.	21,250	1,728,688
International Bancshares Corp.	34,913	1,571,085
Investors Bancorp, Inc.	120,832	1,482,609
MB Financial, Inc.	41,196	1,899,548
Old National Bancorp	76,758	1,481,429
PacWest Bancorp	70,209	3,345,459
People’s United Financial, Inc.	146,591	2,509,638
Pinnacle Financial Partners, Inc.	25,967	1,561,915
Popular, Inc.	53,431	2,738,339
Prosperity Bancshares, Inc.	36,799	2,552,011
ServisFirst Bancshares, Inc.	20,993	821,876
Signature Bank	26,268	3,016,617
Simmons First National Corp. Class A	33,651	991,022
South State Corp.	11,680	957,760
Sterling Bancorp	62,810	1,381,820
Synovus Financial Corp.	58,157	2,663,009
TCF Financial Corp.	86,138	2,050,946
Texas Capital Bancshares, Inc.*	19,702	1,628,370
Trustmark Corp.	31,868	1,072,358
UMB Financial Corp.	22,877	1,621,979
Umpqua Holdings Corp.	103,530	2,153,424
United Bankshares, Inc.	46,274	1,682,060
Valley National Bancorp	139,542	1,569,848
Webster Financial Corp.	38,435	2,266,128
Western Alliance Bancorp*	48,120	2,737,547
Wintrust Financial Corp.	25,925	2,202,069

Total Banks		101,576,617
Beverages – 0.1%
National Beverage Corp.*(a)	14,296	1,667,200
Biotechnology – 0.9%
Ionis Pharmaceuticals, Inc.*	4,476	230,872
Ligand Pharmaceuticals, Inc.*	1,662	456,202
Myriad Genetics, Inc.*	38,200	1,757,200
United Therapeutics Corp.*	66,095	8,452,229

Total Biotechnology		10,896,503
Building Products – 1.1%
Armstrong World Industries, Inc.*	28,760	2,001,696
Builders FirstSource, Inc.*	52,826	775,486
JELD-WEN Holding, Inc.*	117,147	2,888,845
Simpson Manufacturing Co., Inc.	20,227	1,465,648
Trex Co., Inc.*	20,085	1,546,143
Universal Forest Products, Inc.	35,187	1,243,157
USG Corp.*	64,401	2,789,207

Total Building Products		12,710,182
Capital Markets – 1.5%
BGC Partners, Inc. Class A	80,069	946,416
Cohen & Steers, Inc.	20,138	817,804
Eaton Vance Corp.	46,642	2,451,503

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2018

Investments	Shares	Value
Evercore, Inc. Class A	19,444	$1,955,094
Federated Investors, Inc. Class B	54,347	1,310,850
Interactive Brokers Group, Inc. Class A	12,263	678,266
Legg Mason, Inc.	59,790	1,867,242
LPL Financial Holdings, Inc.	36,598	2,360,937
MarketAxess Holdings, Inc.	7,044	1,257,284
Morningstar, Inc.	17,152	2,159,437
Stifel Financial Corp.	33,404	1,712,289

Total Capital Markets		17,517,122
Chemicals – 2.6%
Balchem Corp.	9,481	1,062,725
Cabot Corp.	51,119	3,206,184
H.B. Fuller Co.	24,279	1,254,496
Ingevity Corp.*	15,805	1,610,213
Kronos Worldwide, Inc.	163,479	2,656,534
Minerals Technologies, Inc.	28,343	1,915,987
NewMarket Corp.	7,421	3,009,290
Olin Corp.	28,242	725,255
PolyOne Corp.	48,035	2,100,090
Quaker Chemical Corp.	3,916	791,854
RPM International, Inc.	64,041	4,158,823
Scotts Miracle-Gro Co. (The)	24,076	1,895,503
Sensient Technologies Corp.	17,736	1,356,981
Valvoline, Inc.	155,062	3,335,384
W.R. Grace & Co.	22,541	1,610,780

Total Chemicals		30,690,099
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	27,807	896,776
Brink’s Co. (The)	12,910	900,472
Clean Harbors, Inc.*	1,012	72,439
Deluxe Corp.	37,792	2,151,876
Healthcare Services Group, Inc.(a)	21,632	878,692
KAR Auction Services, Inc.	57,636	3,440,293
MSA Safety, Inc.	15,495	1,649,288
Stericycle, Inc.*	46,853	2,749,334
Tetra Tech, Inc.	30,745	2,099,883
UniFirst Corp.	5,158	895,687

Total Commercial Services & Supplies		15,734,740
Communications Equipment – 1.4%
Ciena Corp.*	83,493	2,608,321
CommScope Holding Co., Inc.*	64,369	1,979,990
EchoStar Corp. Class A*	23,897	1,108,104
Finisar Corp.*	167,962	3,199,676
InterDigital, Inc.	41,887	3,350,960
NetScout Systems, Inc.*	7,432	187,658
Ubiquiti Networks, Inc.(a)	49,396	4,883,289

Total Communications Equipment		17,317,998
Construction & Engineering – 1.6%
AECOM*	110,744	3,616,899
Dycom Industries, Inc.*	15,269	1,291,757
EMCOR Group, Inc.	33,480	2,514,683
Fluor Corp.	49,745	2,890,184
Granite Construction, Inc.	9,871	451,105
KBR, Inc.	46,982	992,730
MasTec, Inc.*	63,688	2,843,669
Quanta Services, Inc.*	92,062	3,073,030
Valmont Industries, Inc.	13,993	1,938,030

Total Construction & Engineering		19,612,087
Construction Materials – 0.2%
Eagle Materials, Inc.	22,916	1,953,360
Summit Materials, Inc. Class A*	29,989	545,200

Total Construction Materials		2,498,560
Consumer Finance – 2.0%
Credit Acceptance Corp.*(a)	11,108	4,866,081
FirstCash, Inc.	15,295	1,254,190
Green Dot Corp. Class A*	10,979	975,155
Navient Corp.	395,056	5,325,355
OneMain Holdings, Inc.*	60,149	2,021,608
Santander Consumer USA Holdings, Inc.	349,741	7,008,810
SLM Corp.*	232,601	2,593,501

Total Consumer Finance		24,044,700
Containers & Packaging – 1.3%
AptarGroup, Inc.	31,180	3,359,333
Bemis Co., Inc.	51,678	2,511,551
Graphic Packaging Holding Co.	132,534	1,856,801
Owens-Illinois, Inc.*	129,564	2,434,508
Silgan Holdings, Inc.	64,577	1,795,241
Sonoco Products Co.	63,526	3,525,693

Total Containers & Packaging		15,483,127
Distributors – 0.2%
Pool Corp.	16,406	2,737,833
Diversified Consumer Services – 2.1%
Adtalem Global Education, Inc.*	30,684	1,478,969
Bright Horizons Family Solutions, Inc.*	16,650	1,962,036
Graham Holdings Co. Class B	2,853	1,652,743
Grand Canyon Education, Inc.*	24,367	2,748,597
H&R Block, Inc.	189,263	4,873,522
Service Corp. International	123,230	5,446,766
ServiceMaster Global Holdings, Inc.*	58,397	3,622,366
Sotheby’s*	25,809	1,269,545
Weight Watchers International, Inc.*	30,540	2,198,575

Total Diversified Consumer Services		25,253,119
Diversified Telecommunication Services – 0.0%
Vonage Holdings Corp.*	26,084	369,349
Electric Utilities – 1.6%
ALLETE, Inc.	28,199	2,115,207
El Paso Electric Co.	20,595	1,178,034
Evergy, Inc.	8,550	469,566
Hawaiian Electric Industries, Inc.	59,046	2,101,447
IDACORP, Inc.	26,644	2,643,884
MGE Energy, Inc.	15,018	958,899
OGE Energy Corp.	138,299	5,023,020

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2018

Investments	Shares	Value
PNM Resources, Inc.	44,222	$1,744,558
Portland General Electric Co.	52,999	2,417,285

Total Electric Utilities		18,651,900
Electrical Equipment – 1.3%
Acuity Brands, Inc.	23,581	3,706,933
EnerSys	36,546	3,184,253
Generac Holdings, Inc.*	30,996	1,748,484
Hubbell, Inc.	27,361	3,654,609
Regal Beloit Corp.	33,731	2,781,121

Total Electrical Equipment		15,075,400
Electronic Equipment, Instruments & Components – 3.1%
Anixter International, Inc.*	26,074	1,833,002
Arrow Electronics, Inc.*	82,023	6,046,736
Avnet, Inc.	81,246	3,637,383
AVX Corp.	104,962	1,894,564
Belden, Inc.	8,677	619,625
Coherent, Inc.*	8,803	1,515,789
Dolby Laboratories, Inc. Class A	40,895	2,861,423
FLIR Systems, Inc.	59,404	3,651,564
II-VI, Inc.*	28,213	1,334,475
Itron, Inc.*	10,605	680,841
Jabil, Inc.	57,434	1,555,313
Littelfuse, Inc.	9,928	1,964,652
National Instruments Corp.	30,758	1,486,534
Rogers Corp.*	6,917	1,019,012
Sanmina Corp.*	55,673	1,536,575
SYNNEX Corp.	28,033	2,374,395
Tech Data Corp.*	21,426	1,533,459
Vishay Intertechnology, Inc.	63,264	1,287,422
Zebra Technologies Corp. Class A*	3,501	619,082

Total Electronic Equipment, Instruments & Components		37,451,846
Energy Equipment & Services – 0.3%
Diamond Offshore Drilling, Inc.*(a)	98,431	1,968,620
KLX Energy Services Holdings, Inc.*	6,376	204,096
RPC, Inc.(a)	40,773	631,166
U.S. Silica Holdings, Inc.(a)	24,086	453,539

Total Energy Equipment & Services		3,257,421
Entertainment – 0.7%
Cinemark Holdings, Inc.	85,000	3,417,000
Liberty Media Corp – Liberty Formula One Series C*	125,860	4,680,733

Total Entertainment		8,097,733
Equity Real Estate Investment Trusts (REITs) – 8.7%
Acadia Realty Trust	20,441	572,961
Alexander’s, Inc.	1,974	677,674
American Campus Communities, Inc.	11,573	476,345
American Homes 4 Rent Class A	1,390	30,427
Apartment Investment & Management Co. Class A	43,258	1,908,976
Apple Hospitality REIT, Inc.	107,460	1,879,475
Brandywine Realty Trust	15,275	240,123
Brixmor Property Group, Inc.	167,374	2,930,719
Columbia Property Trust, Inc.	86,825	2,052,543
CoreCivic, Inc.	81,046	1,971,849
CoreSite Realty Corp.	5,212	579,262
Corporate Office Properties Trust	21,311	635,707
Cousins Properties, Inc.	225,804	2,007,398
CubeSmart	38,010	1,084,425
DiamondRock Hospitality Co.	73,719	860,301
Douglas Emmett, Inc.	19,457	733,918
EastGroup Properties, Inc.	8,104	774,905
Empire State Realty Trust, Inc. Class A	28,846	479,132
EPR Properties	32,267	2,207,385
Equity Commonwealth*	17,034	546,621
First Industrial Realty Trust, Inc.	36,557	1,147,890
Forest City Realty Trust, Inc. Class A	46,658	1,170,649
GEO Group, Inc. (The)	60,415	1,520,041
Gramercy Property Trust	21,726	596,161
Healthcare Realty Trust, Inc.	32,020	936,905
Healthcare Trust of America, Inc. Class A	11,165	297,771
Highwoods Properties, Inc.	27,099	1,280,699
Hospitality Properties Trust	71,634	2,065,925
Hudson Pacific Properties, Inc.	15,758	515,602
Kilroy Realty Corp.	18,300	1,311,927
Lamar Advertising Co. Class A	38,043	2,959,745
LaSalle Hotel Properties	60,594	2,095,946
Lexington Realty Trust	59,000	489,700
Liberty Property Trust	72,866	3,078,589
Life Storage, Inc.	10,229	973,392
Medical Properties Trust, Inc.	179,261	2,672,782
National Health Investors, Inc.	19,223	1,453,067
National Retail Properties, Inc.	46,460	2,082,337
Omega Healthcare Investors, Inc.	54,347	1,780,951
Outfront Media, Inc.	46,373	925,141
Paramount Group, Inc.	50,575	763,177
Park Hotels & Resorts, Inc.	848,284	27,840,681
Pebblebrook Hotel Trust(a)	22,324	811,924
Physicians Realty Trust	19,102	322,060
Piedmont Office Realty Trust, Inc. Class A	90,625	1,715,531
PS Business Parks, Inc.	5,931	753,771
QTS Realty Trust, Inc. Class A	3,370	143,798
Rayonier, Inc.	39,698	1,342,189
Retail Properties of America, Inc. Class A	109,057	1,329,405
Rexford Industrial Realty, Inc.	8,990	287,320
RLJ Lodging Trust	60,837	1,340,239
Ryman Hospitality Properties, Inc.	20,773	1,790,009
Sabra Health Care REIT, Inc.	33,428	772,855
Select Income REIT	31,991	701,883
Senior Housing Properties Trust	61,089	1,072,723
Spirit MTA REIT	4,616	53,176
Spirit Realty Capital, Inc.	46,240	372,694
STAG Industrial, Inc.	14,552	400,180
STORE Capital Corp.	55,739	1,548,987
Sun Communities, Inc.	5,385	546,793
Sunstone Hotel Investors, Inc.	77,235	1,263,565
Tanger Factory Outlet Centers, Inc.(a)	21,908	501,255

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2018

Investments	Shares	Value
Taubman Centers, Inc.	9,940	$594,710
Urban Edge Properties	37,425	826,344
W.P. Carey, Inc.	33,167	2,132,970
Washington Real Estate Investment Trust	6,928	212,343
Weingarten Realty Investors	60,128	1,789,409
Xenia Hotels & Resorts, Inc.	58,826	1,394,176

Total Equity Real Estate Investment Trusts (REITs)		104,629,533
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.	16,600	2,143,226
Performance Food Group Co.*	42,934	1,429,702
PriceSmart, Inc.	13,145	1,064,088
Sprouts Farmers Market, Inc.*	70,783	1,940,162
U.S. Foods Holding Corp.*	106,568	3,284,426
United Natural Foods, Inc.*	32,775	981,611

Total Food & Staples Retailing		10,843,215
Food Products – 1.3%
B&G Foods, Inc.(a)	37,190	1,020,865
Darling Ingredients, Inc.*	39,860	770,095
Flowers Foods, Inc.	70,174	1,309,447
Hain Celestial Group, Inc. (The)*	26,087	707,479
J&J Snack Foods Corp.	6,595	995,120
Lancaster Colony Corp.	10,514	1,568,794
Pinnacle Foods, Inc.	38,937	2,523,507
Post Holdings, Inc.*	5,798	568,436
Sanderson Farms, Inc.	20,261	2,094,380
Seaboard Corp.	942	3,494,858

Total Food Products		15,052,981
Gas Utilities – 1.0%
National Fuel Gas Co.	61,568	3,451,502
New Jersey Resources Corp.	37,891	1,746,775
ONE Gas, Inc.	25,332	2,084,317
South Jersey Industries, Inc.	14,596	514,801
Southwest Gas Holdings, Inc.	24,349	1,924,301
Spire, Inc.	24,936	1,834,043

Total Gas Utilities		11,555,739
Health Care Equipment & Supplies – 1.4%
Avanos Medical, Inc.*	14,944	1,023,664
Cantel Medical Corp.	8,828	812,706
Globus Medical, Inc. Class A*	34,320	1,948,003
Haemonetics Corp.*	9,183	1,052,188
Hill-Rom Holdings, Inc.	19,037	1,797,093
ICU Medical, Inc.*	1,735	490,571
Inogen, Inc.*	2,954	721,131
Integra LifeSciences Holdings Corp.*	12,255	807,237
Masimo Corp.*	23,417	2,916,353
Merit Medical Systems, Inc.*	8,642	531,051
Neogen Corp.*	9,502	679,678
NuVasive, Inc.*	14,134	1,003,231
West Pharmaceutical Services, Inc.	23,856	2,945,500

Total Health Care Equipment & Supplies		16,728,406
Health Care Providers & Services – 1.5%
Acadia Healthcare Co., Inc.*	66,595	2,344,144
AMN Healthcare Services, Inc.*	29,026	1,587,722
Chemed Corp.	6,848	2,188,484
Encompass Health Corp.	65,981	5,143,219
HealthEquity, Inc.*	11,191	1,056,542
MEDNAX, Inc.*	63,572	2,966,270
Patterson Cos., Inc.	56,685	1,385,948
Select Medical Holdings Corp.*	65,605	1,207,132

Total Health Care Providers & Services		17,879,461
Health Care Technology – 0.3%
athenahealth, Inc.*	3,050	407,480
Medidata Solutions, Inc.*	8,013	587,433
Veeva Systems, Inc. Class A*	26,204	2,852,830

Total Health Care Technology		3,847,743
Hotels, Restaurants & Leisure – 3.7%
Boyd Gaming Corp.	37,560	1,271,406
Cheesecake Factory, Inc. (The)(a)	34,171	1,829,515
Choice Hotels International, Inc.	24,528	2,043,182
Churchill Downs, Inc.	6,965	1,934,181
Cracker Barrel Old Country Store, Inc.(a)	15,268	2,246,381
Dave & Buster’s Entertainment, Inc.	25,250	1,672,055
Dunkin’ Brands Group, Inc.	43,592	3,213,602
Extended Stay America, Inc.	120,400	2,435,692
Hilton Grand Vacations, Inc.*	53,783	1,780,217
Hyatt Hotels Corp. Class A	36,224	2,883,068
Jack in the Box, Inc.	16,779	1,406,584
Marriott Vacations Worldwide Corp.	24,880	2,780,340
Penn National Gaming, Inc.*	362,881	11,946,043
Planet Fitness, Inc. Class A*	18,297	988,587
Six Flags Entertainment Corp.	33,863	2,364,315
Texas Roadhouse, Inc.	32,453	2,248,668
Wendy’s Co. (The)	51,045	874,911

Total Hotels, Restaurants & Leisure		43,918,747
Household Durables – 1.0%
Installed Building Products, Inc.*	7,012	273,468
KB Home	52,991	1,267,015
Leggett & Platt, Inc.	91,919	4,025,133
Meritage Homes Corp.*	38,341	1,529,806
Tempur Sealy International, Inc.*(a)	35,560	1,881,124
TopBuild Corp.*	14,286	811,731
TRI Pointe Group, Inc.*	120,296	1,491,670
Tupperware Brands Corp.	35,578	1,190,084

Total Household Durables		12,470,031
Household Products – 0.3%
Energizer Holdings, Inc.	52,465	3,077,072
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	23,303	1,260,925
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	35,437	4,316,227

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2018

Investments	Shares	Value
Insurance – 2.8%
American Equity Investment Life Holding Co.	75,198	$2,659,001
American National Insurance Co.	15,831	2,046,790
Assurant, Inc.	22,601	2,439,778
Brown & Brown, Inc.	90,976	2,690,160
CNO Financial Group, Inc.	175,536	3,724,874
Erie Indemnity Co. Class A	16,625	2,120,186
First American Financial Corp.	47,224	2,436,286
Hanover Insurance Group, Inc. (The)	10,942	1,349,915
Kemper Corp.	15,567	1,252,365
Mercury General Corp.	17,421	873,837
National General Holdings Corp.	48,166	1,292,776
Old Republic International Corp.	175,683	3,931,786
Primerica, Inc.	21,348	2,573,501
ProAssurance Corp.	22,214	1,042,947
RLI Corp.	12,770	1,003,467
Selective Insurance Group, Inc.	27,842	1,767,967

Total Insurance		33,205,636
Interactive Media & Services – 0.1%
TripAdvisor, Inc.*	23,878	1,219,449
Yelp, Inc.*	6,104	300,317

Total Interactive Media & Services		1,519,766
Internet & Catalog Retail – 0.3%
GrubHub, Inc.*	10,890	1,509,572
Stamps.com, Inc.*	9,980	2,257,476

Total Internet & Catalog Retail		3,767,048
IT Services – 3.3%
Black Knight, Inc.*	12,539	651,401
Booz Allen Hamilton Holding Corp.	88,277	4,381,187
CACI International, Inc. Class A*	15,838	2,916,568
Convergys Corp.	69,042	1,639,057
CoreLogic, Inc.*	24,904	1,230,507
EPAM Systems, Inc.*	15,624	2,151,425
Euronet Worldwide, Inc.*	27,925	2,798,643
First Data Corp. Class A*	536,520	13,128,644
GoDaddy, Inc. Class A*	6,445	537,449
MAXIMUS, Inc.	36,933	2,402,861
Sabre Corp.	107,324	2,799,010
Science Applications International Corp.	25,367	2,044,580
Teradata Corp.*	20,832	785,575
WEX, Inc.*	8,299	1,666,107

Total IT Services		39,133,014
Leisure Products – 0.4%
Brunswick Corp.	63,323	4,243,907
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc. Class A*	1,643	514,242
Bio-Techne Corp.	7,136	1,456,529
Bruker Corp.	53,817	1,800,179
Charles River Laboratories International, Inc.*	23,856	3,209,586
PRA Health Sciences, Inc.*	17,721	1,952,677

Total Life Sciences Tools & Services		8,933,213
Machinery – 5.6%
AGCO Corp.	35,058	2,131,176
Allison Transmission Holdings, Inc.	104,612	5,440,870
Barnes Group, Inc.	29,728	2,111,580
Colfax Corp.*	59,193	2,134,500
Crane Co.	19,677	1,935,233
Donaldson Co., Inc.	59,682	3,477,073
Flowserve Corp.	49,808	2,724,000
Graco, Inc.	60,138	2,786,795
Hillenbrand, Inc.	34,637	1,811,515
ITT, Inc.	48,949	2,998,616
John Bean Technologies Corp.	9,676	1,154,347
Kennametal, Inc.	29,923	1,303,446
Lincoln Electric Holdings, Inc.	37,540	3,507,738
Meritor, Inc.*	165,875	3,211,340
Middleby Corp. (The)*(a)	30,247	3,912,449
Nordson Corp.	28,624	3,975,874
Oshkosh Corp.	39,948	2,845,895
Proto Labs, Inc.*	6,159	996,218
RBC Bearings, Inc.*	7,321	1,100,786
Rexnord Corp.*	35,204	1,084,283
Timken Co. (The)	50,919	2,538,312
Toro Co. (The)	49,603	2,974,692
Trinity Industries, Inc.	78,246	2,866,933
Wabtec Corp.	40,996	4,299,660
Welbilt, Inc.*	50,873	1,062,228
Woodward, Inc.	33,547	2,712,610

Total Machinery		67,098,169
Marine – 0.2%
Kirby Corp.*	21,885	1,800,041
Media – 4.2%
AMC Networks, Inc. Class A*	79,257	5,257,909
Cable One, Inc.	2,172	1,919,201
Discovery, Inc. Class A*(a)	471,179	15,077,728
GCI Liberty, Inc. Class A*	172,783	8,811,933
John Wiley & Sons, Inc. Class A	18,085	1,095,951
Liberty Media Corp – Liberty SiriusXM Class A*	162,605	7,063,561
Meredith Corp.(a)	33,184	1,694,043
New York Times Co. (The) Class A	71,465	1,654,415
Nexstar Media Group, Inc. Class A	20,162	1,641,187
Sinclair Broadcast Group, Inc. Class A	89,445	2,535,766
TEGNA, Inc.	253,315	3,029,647

Total Media		49,781,341
Metals & Mining – 1.4%
Alcoa Corp.*	86,832	3,508,013
Allegheny Technologies, Inc.*	17,140	506,487
Carpenter Technology Corp.	18,474	1,089,042
Commercial Metals Co.	20,259	415,715
Compass Minerals International, Inc.(a)	26,670	1,792,224
Reliance Steel & Aluminum Co.	56,245	4,797,136
Royal Gold, Inc.	15,131	1,165,995
United States Steel Corp.	45,920	1,399,642
Worthington Industries, Inc.	54,940	2,382,198

Total Metals & Mining		17,056,452

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2018

Investments	Shares	Value
Multi-Utilities – 1.3%
Avista Corp.	30,890	$1,561,799
Black Hills Corp.	30,439	1,768,202
MDU Resources Group, Inc.	104,583	2,686,737
NorthWestern Corp.	31,511	1,848,435
SCANA Corp.	122,618	4,768,614
Vectren Corp.	40,619	2,903,852

Total Multi-Utilities		15,537,639
Multiline Retail – 1.9%
Big Lots, Inc.(a)	35,893	1,499,969
Macy’s, Inc.	337,784	11,731,238
Nordstrom, Inc.	139,901	8,367,479
Ollie’s Bargain Outlet Holdings, Inc.*	18,293	1,757,957

Total Multiline Retail		23,356,643
Oil, Gas & Consumable Fuels – 1.6%
Callon Petroleum Co.*	103,667	1,242,967
CVR Energy, Inc.	15,187	610,821
Delek U.S. Holdings, Inc.	17,362	736,670
Gulfport Energy Corp.*	36,460	379,548
Laredo Petroleum, Inc.*	145,943	1,192,354
Matador Resources Co.*	86,382	2,854,925
Newfield Exploration Co.*	146,489	4,223,278
Parsley Energy, Inc. Class A*	13,039	381,391
PBF Energy, Inc. Class A	85,381	4,261,366
Southwestern Energy Co.*	718,197	3,669,987

Total Oil, Gas & Consumable Fuels		19,553,307
Paper & Forest Products – 0.5%
Domtar Corp.	45,749	2,386,726
Louisiana-Pacific Corp.	140,425	3,719,858

Total Paper & Forest Products		6,106,584
Personal Products – 0.4%
Edgewell Personal Care Co.*	43,376	2,005,273
Nu Skin Enterprises, Inc. Class A	27,851	2,295,479

Total Personal Products		4,300,752
Pharmaceuticals – 0.3%
Akorn, Inc.*	27,182	352,823
Catalent, Inc.*	34,558	1,574,117
Prestige Consumer Healthcare, Inc.*	28,316	1,072,893

Total Pharmaceuticals		2,999,833
Professional Services – 1.3%
ASGN, Inc.*	22,370	1,765,664
Dun & Bradstreet Corp. (The)	19,425	2,768,257
Insperity, Inc.	16,324	1,925,416
Korn/Ferry International	32,227	1,586,857
Robert Half International, Inc.	73,304	5,159,135
TriNet Group, Inc.*	38,008	2,140,611
WageWorks, Inc.*	9,331	398,900

Total Professional Services		15,744,840
Real Estate Management & Development – 0.5%
Howard Hughes Corp. (The)*	4,585	569,549
Jones Lang LaSalle, Inc.	21,194	3,058,718
Kennedy-Wilson Holdings, Inc.	7,949	170,903
Realogy Holdings Corp.(a)	78,693	1,624,224

Total Real Estate Management & Development		5,423,394
Road & Rail – 1.2%
AMERCO	10,654	3,799,749
Avis Budget Group, Inc.*	36,065	1,159,129
Genesee & Wyoming, Inc. Class A*	22,235	2,023,163
Knight-Swift Transportation Holdings, Inc.	17,186	592,573
Landstar System, Inc.	18,282	2,230,404
Ryder System, Inc.	29,941	2,187,789
Schneider National, Inc. Class B	71,702	1,791,116
Werner Enterprises, Inc.	27,103	958,091

Total Road & Rail		14,742,014
Semiconductors & Semiconductor Equipment – 1.7%
Advanced Energy Industries, Inc.*	36,759	1,898,602
Amkor Technology, Inc.*	302,229	2,233,472
Cabot Microelectronics Corp.	11,643	1,201,208
Cirrus Logic, Inc.*	68,791	2,655,333
Entegris, Inc.	59,606	1,725,594
Integrated Device Technology, Inc.*	41,421	1,947,201
MKS Instruments, Inc.	41,099	3,294,085
Monolithic Power Systems, Inc.	7,573	950,639
Power Integrations, Inc.	9,915	626,628
Semtech Corp.*	17,003	945,367
Silicon Laboratories, Inc.*	10,043	921,947
Versum Materials, Inc.	66,282	2,386,815

Total Semiconductors & Semiconductor Equipment		20,786,891
Software – 1.9%
ACI Worldwide, Inc.*	39,829	1,120,788
Aspen Technology, Inc.*	30,523	3,476,875
Blackbaud, Inc.	6,892	699,400
CommVault Systems, Inc.*	533	37,310
Ebix, Inc.(a)	15,859	1,255,240
Ellie Mae, Inc.*	7,607	720,915
Fair Isaac Corp.*	10,294	2,352,694
Fortinet, Inc.*	25,561	2,358,513
Guidewire Software, Inc.*	3,650	368,687
j2 Global, Inc.	22,110	1,831,814
LogMeIn, Inc.	810	72,171
Manhattan Associates, Inc.*	33,976	1,855,090
Paycom Software, Inc.*(a)	9,891	1,537,160
Paylocity Holding Corp.*	2,778	223,129
Pegasystems, Inc.	11,700	732,420
PTC, Inc.*	1,304	138,472
Qualys, Inc.*	9,264	825,422
RealPage, Inc.*	8,310	547,629
Tyler Technologies, Inc.*	9,049	2,217,548
Ultimate Software Group, Inc. (The)*	1,685	542,890

Total Software		22,914,167
Specialty Retail – 5.4%
Aaron’s, Inc.	43,411	2,364,163
Advance Auto Parts, Inc.	43,878	7,385,984

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Earnings Fund (EZM)

September 30, 2018

Investments	Shares	Value
American Eagle Outfitters, Inc.	129,544	$3,216,578
AutoNation, Inc.*	86,246	3,583,521
Bed Bath & Beyond, Inc.	304,919	4,573,785
Burlington Stores, Inc.*	29,825	4,859,089
Children’s Place, Inc. (The)	12,154	1,553,281
Dick’s Sporting Goods, Inc.	120,928	4,290,525
Five Below, Inc.*	15,082	1,961,565
Floor & Decor Holdings, Inc. Class A*	20,032	604,365
Foot Locker, Inc.	153,002	7,800,042
Lithia Motors, Inc. Class A(a)	20,712	1,691,342
Michaels Cos., Inc. (The)*(a)	213,505	3,465,186
Murphy USA, Inc.*	25,180	2,151,883
Penske Automotive Group, Inc.	94,669	4,486,364
Sally Beauty Holdings, Inc.*	156,733	2,882,320
Urban Outfitters, Inc.*	64,735	2,647,662
Williams-Sonoma, Inc.(a)	72,290	4,750,899

Total Specialty Retail		64,268,554
Technology Hardware, Storage & Peripherals – 0.7%
NCR Corp.*	91,769	2,607,157
Xerox Corp.	233,074	6,288,337

Total Technology Hardware, Storage & Peripherals		8,895,494
Textiles, Apparel & Luxury Goods – 1.9%
Carter’s, Inc.	27,941	2,754,983
Columbia Sportswear Co.	35,637	3,316,736
Deckers Outdoor Corp.*	5,291	627,407
Hanesbrands, Inc.(a)	365,443	6,735,114
Ralph Lauren Corp.	10,297	1,416,352
Skechers U.S.A., Inc. Class A*	88,700	2,477,391
Steven Madden Ltd.	34,619	1,831,345
Under Armour, Inc. Class A*(a)	131,566	2,791,830
Wolverine World Wide, Inc.	23,712	925,954

Total Textiles, Apparel & Luxury Goods		22,877,112
Thrifts & Mortgage Finance – 1.1%
Flagstar Bancorp, Inc.*	33,625	1,058,179
LendingTree, Inc.*(a)	942	216,754
MGIC Investment Corp.*	262,986	3,500,344
New York Community Bancorp, Inc.	296,908	3,078,936
Radian Group, Inc.	152,592	3,154,077
TFS Financial Corp.	53,962	809,969
Washington Federal, Inc.	46,710	1,494,720

Total Thrifts & Mortgage Finance		13,312,979
Tobacco – 0.0%
Vector Group Ltd.	24,341	335,420
Trading Companies & Distributors – 1.9%
Air Lease Corp.	108,352	4,971,190
Applied Industrial Technologies, Inc.	27,451	2,148,041
Beacon Roofing Supply, Inc.*	20,821	753,512
GATX Corp.	38,482	3,332,156
HD Supply Holdings, Inc.*	81,404	3,483,277
MSC Industrial Direct Co., Inc. Class A	31,919	2,812,383
SiteOne Landscape Supply, Inc.*	8,070	607,994
Univar, Inc.*	14,898	456,773
Watsco, Inc.	13,115	2,335,781
WESCO International, Inc.*	36,329	2,232,417

Total Trading Companies & Distributors		23,133,524
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	33,315	1,536,821
Water Utilities – 0.3%
Aqua America, Inc.	76,835	2,835,211
California Water Service Group	20,161	864,907

Total Water Utilities		3,700,118
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	14,322	435,818
TOTAL COMMON STOCKS (Cost: $1,041,889,526)		1,195,451,860
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $920,660)	28,296	1,043,557
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $16,119,916)(d)	16,119,916	16,119,916
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $1,058,930,102)		1,212,615,333
Other Assets less Liabilities – (1.2)%		(14,792,983)

NET ASSETS – 100.0%		$1,197,822,350
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,294,549 and the total market value of the collateral held by the Fund was $44,263,024. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $28,143,108.

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 100.0%
United States – 100.0%
Airlines – 2.3%
Alaska Air Group, Inc.	3,586	$246,932
JetBlue Airways Corp.*	14,969	289,800
Southwest Airlines Co.	5,027	313,936
United Continental Holdings, Inc.*	3,026	269,496

Total Airlines		1,120,164
Banks – 0.9%
CIT Group, Inc.	8,794	453,858
Beverages – 0.3%
Keurig Dr Pepper, Inc.	7,097	164,437
Biotechnology – 0.4%
United Therapeutics Corp.*	1,528	195,401
Chemicals – 0.8%
Ashland Global Holdings, Inc.	4,488	376,364
Commercial Services & Supplies – 1.5%
Republic Services, Inc.	6,636	482,172
Stericycle, Inc.*	3,934	230,847

Total Commercial Services & Supplies		713,019
Communications Equipment – 2.9%
F5 Networks, Inc.*	2,634	525,272
Motorola Solutions, Inc.	4,622	601,507
Ubiquiti Networks, Inc.	2,821	278,884

Total Communications Equipment		1,405,663
Consumer Finance – 1.8%
Credit Acceptance Corp.*	794	347,828
OneMain Holdings, Inc.*	6,487	218,028
Santander Consumer USA Holdings, Inc.	17,078	342,243

Total Consumer Finance		908,099
Containers & Packaging – 1.8%
Ball Corp.	9,789	430,618
Sonoco Products Co.	8,575	475,913

Total Containers & Packaging		906,531
Distributors – 0.5%
Pool Corp.	1,592	265,673
Diversified Consumer Services – 1.4%
Grand Canyon Education, Inc.*	2,336	263,501
H&R Block, Inc.	5,841	150,406
ServiceMaster Global Holdings, Inc.*	4,622	286,702

Total Diversified Consumer Services		700,609
Diversified Telecommunication Services – 1.4%
Verizon Communications, Inc.	12,639	674,796
Electric Utilities – 1.4%
Alliant Energy Corp.	1,107	47,125
American Electric Power Co., Inc.	689	48,836
Duke Energy Corp.	570	45,611
Edison International	407	27,546
Entergy Corp.	522	42,350
Evergy, Inc.	807	44,320
Eversource Energy	672	41,288
Exelon Corp.	1,214	53,003
FirstEnergy Corp.	1,030	38,285
IDACORP, Inc.	486	48,226
NextEra Energy, Inc.	261	43,744
OGE Energy Corp.	1,170	42,494
PG&E Corp.*	420	19,324
Pinnacle West Capital Corp.	547	43,312
PPL Corp.	1,266	37,043
Southern Co. (The)	1,033	45,039
Xcel Energy, Inc.	920	43,433

Total Electric Utilities		710,979
Electrical Equipment – 0.5%
Acuity Brands, Inc.	1,435	225,582
Electronic Equipment, Instruments & Components – 1.7%
CDW Corp.	5,755	511,735
Zebra Technologies Corp. Class A*	1,706	301,672

Total Electronic Equipment, Instruments & Components		813,407
Entertainment – 1.8%
Twenty-First Century Fox, Inc. Class A	4,247	196,764
Viacom, Inc. Class B	5,853	197,597
Walt Disney Co. (The)	2,709	316,790
World Wrestling Entertainment, Inc. Class A	1,981	191,622

Total Entertainment		902,773
Equity Real Estate Investment Trusts (REITs) – 2.8%
American Campus Communities, Inc.	1,144	47,087
American Homes 4 Rent Class A	2,604	57,002
Brixmor Property Group, Inc.	2,259	39,555
CubeSmart	1,740	49,642
EPR Properties	700	47,887
Equity LifeStyle Properties, Inc.	618	59,606
Extra Space Storage, Inc.	553	47,912
Forest City Realty Trust, Inc. Class A	1,678	42,101
Gaming and Leisure Properties, Inc.	1,769	62,357
Healthcare Trust of America, Inc. Class A	1,779	47,446
Highwoods Properties, Inc.	1,229	58,083
Host Hotels & Resorts, Inc.	2,241	47,285
Kimco Realty Corp.	2,137	35,773
Lamar Advertising Co. Class A	578	44,968
Liberty Property Trust	1,200	50,700
Medical Properties Trust, Inc.	4,051	60,400
Mid-America Apartment Communities, Inc.	484	48,487
National Retail Properties, Inc.	1,291	57,863
Omega Healthcare Investors, Inc.	1,489	48,795
Park Hotels & Resorts, Inc.	1,642	53,891
Public Storage	266	53,634
Simon Property Group, Inc.	279	49,313
SL Green Realty Corp.	559	54,519
STORE Capital Corp.	1,933	53,718
Ventas, Inc.	815	44,320
W.P. Carey, Inc.	927	59,615
Weyerhaeuser Co.	1,660	53,568

Total Equity Real Estate Investment Trusts (REITs)		1,375,527

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2018

Investments	Shares	Value
Food & Staples Retailing – 0.6%
Kroger Co. (The)	4,096	$119,235
Sysco Corp.	2,724	199,533

Total Food & Staples Retailing		318,768
Food Products – 3.8%
Archer-Daniels-Midland Co.	4,489	225,662
Conagra Brands, Inc.	5,642	191,659
Hershey Co. (The)	2,034	207,468
Hormel Foods Corp.	5,045	198,773
J.M. Smucker Co. (The)	1,399	143,551
Kellogg Co.	2,393	167,558
McCormick & Co., Inc. Non-Voting Shares	1,445	190,379
Pinnacle Foods, Inc.	3,027	196,180
Post Holdings, Inc.*	1,778	174,315
Tyson Foods, Inc. Class A	3,003	178,768

Total Food Products		1,874,313
Gas Utilities – 0.2%
Atmos Energy Corp.	546	51,275
UGI Corp.	992	55,036

Total Gas Utilities		106,311
Health Care Equipment & Supplies – 2.0%
Haemonetics Corp.*	2,028	232,368
Hill-Rom Holdings, Inc.	3,749	353,906
ICU Medical, Inc.*	833	235,531
Inogen, Inc.*	645	157,457

Total Health Care Equipment & Supplies		979,262
Health Care Providers & Services – 11.5%
Aetna, Inc.	2,027	411,177
Anthem, Inc.	1,227	336,259
Centene Corp.*	1,909	276,385
Chemed Corp.	1,092	348,981
Cigna Corp.	1,569	326,744
DaVita, Inc.*	3,266	233,944
Encompass Health Corp.	4,136	322,401
Express Scripts Holding Co.*	2,796	265,648
HCA Healthcare, Inc.	2,361	328,462
HealthEquity, Inc.*	1,804	170,316
Henry Schein, Inc.*	2,759	234,598
Humana, Inc.	1,205	407,917
Laboratory Corp. of America Holdings*	2,242	389,391
Molina Healthcare, Inc.*	1,621	241,043
Quest Diagnostics, Inc.	3,305	356,643
UnitedHealth Group, Inc.	1,332	354,365
Universal Health Services, Inc. Class B	2,544	325,225
WellCare Health Plans, Inc.*	948	303,824

Total Health Care Providers & Services		5,633,323
Hotels, Restaurants & Leisure – 1.1%
Darden Restaurants, Inc.	2,176	241,950
Dunkin’ Brands Group, Inc.	3,738	275,565

Total Hotels, Restaurants & Leisure		517,515
Household Products – 1.7%
Church & Dwight Co., Inc.	3,528	209,457
Colgate-Palmolive Co.	3,278	219,462
Kimberly-Clark Corp.	1,651	187,620
Procter & Gamble Co. (The)	2,775	230,963

Total Household Products		847,502
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	2,573	36,022
Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.	3,084	375,631
Insurance – 11.0%
Aflac, Inc.	13,004	612,098
Allstate Corp. (The)	5,870	579,369
Fidelity National Financial, Inc.	12,653	497,896
First American Financial Corp.	9,848	508,058
Hanover Insurance Group, Inc. (The)	4,605	568,119
Kemper Corp.	3,625	291,631
Old Republic International Corp.	25,219	564,401
Progressive Corp. (The)	8,313	590,556
Reinsurance Group of America, Inc.	3,811	550,918
W.R. Berkley Corp.	7,815	624,653

Total Insurance		5,387,699
Internet & Catalog Retail – 0.5%
Etsy, Inc.*	5,103	262,192
IT Services – 14.8%
Black Knight, Inc.*	10,825	562,359
Booz Allen Hamilton Holding Corp.	11,835	587,371
Broadridge Financial Solutions, Inc.	3,916	516,716
DXC Technology Co.	5,554	519,410
Fidelity National Information Services, Inc.	5,814	634,133
First Data Corp. Class A*	13,091	320,337
Fiserv, Inc.*	7,907	651,379
FleetCor Technologies, Inc.*	2,048	466,616
Jack Henry & Associates, Inc.	3,896	623,672
Leidos Holdings, Inc.	7,679	531,080
Sabre Corp.	13,265	345,951
Total System Services, Inc.	5,504	543,465
VeriSign, Inc.*	3,281	525,354
WEX, Inc.*	2,277	457,130

Total IT Services		7,284,973
Machinery – 2.1%
Allison Transmission Holdings, Inc.	6,169	320,850
Snap-on, Inc.	2,050	376,380
Trinity Industries, Inc.	9,191	336,758

Total Machinery		1,033,988
Media – 0.9%
Comcast Corp. Class A	5,319	188,346
Omnicom Group, Inc.	3,684	250,585

Total Media		438,931

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2018

Investments	Shares	Value
Multi-Utilities – 1.0%
Ameren Corp.	690	$43,622
CenterPoint Energy, Inc.	1,732	47,890
CMS Energy Corp.	993	48,657
Consolidated Edison, Inc.	572	43,580
Dominion Energy, Inc.	671	47,158
DTE Energy Co.	398	43,434
MDU Resources Group, Inc.	1,596	41,001
NiSource, Inc.	1,723	42,937
Public Service Enterprise Group, Inc.	853	45,030
Vectren Corp.	594	42,465
WEC Energy Group, Inc.	649	43,327

Total Multi-Utilities		489,101
Multiline Retail – 1.9%
Dollar General Corp.	2,272	248,330
Kohl’s Corp.	2,287	170,496
Macy’s, Inc.	4,451	154,583
Nordstrom, Inc.	2,348	140,434
Target Corp.	2,306	203,412

Total Multiline Retail		917,255
Oil, Gas & Consumable Fuels – 5.8%
Andeavor	2,218	340,463
HollyFrontier Corp.	5,184	362,362
Marathon Petroleum Corp.	5,363	428,879
PBF Energy, Inc. Class A	7,503	374,475
Peabody Energy Corp.	8,914	317,695
Phillips 66	4,873	549,284
Valero Energy Corp.	4,284	487,305

Total Oil, Gas & Consumable Fuels		2,860,463
Pharmaceuticals – 1.1%
Nektar Therapeutics*	2,300	140,208
Pfizer, Inc.	9,514	419,282

Total Pharmaceuticals		559,490
Professional Services – 0.5%
Insperity, Inc.	2,172	256,187
Road & Rail – 0.8%
AMERCO	1,083	386,252
Semiconductors & Semiconductor Equipment – 0.5%
Micron Technology, Inc.*	5,299	239,674
Software – 3.4%
CDK Global, Inc.	9,350	584,936
Fortinet, Inc.*	3,900	359,853
SS&C Technologies Holdings, Inc.	7,775	441,853
Symantec Corp.	12,950	275,576

Total Software		1,662,218
Specialty Retail – 4.9%
Advance Auto Parts, Inc.	928	156,210
AutoZone, Inc.*	276	214,093
Best Buy Co., Inc.	2,420	192,051
Burlington Stores, Inc.*	1,364	222,223
Five Below, Inc.*	1,131	147,098
Foot Locker, Inc.	2,740	139,685
Gap, Inc. (The)	5,203	150,107
O’Reilly Automotive, Inc.*	533	185,122
TJX Cos., Inc. (The)	2,961	331,691
Tractor Supply Co.	2,384	216,658
Ulta Salon Cosmetics & Fragrance, Inc.*	573	161,655
Urban Outfitters, Inc.*	3,810	155,829
Williams-Sonoma, Inc.	2,132	140,115

Total Specialty Retail		2,412,537
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	2,068	466,830
NetApp, Inc.	4,057	348,456

Total Technology Hardware, Storage & Peripherals		815,286
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.	2,545	250,937
VF Corp.	3,002	280,537

Total Textiles, Apparel & Luxury Goods		531,474
Trading Companies & Distributors – 1.3%
HD Supply Holdings, Inc.*	9,309	398,332
W.W. Grainger, Inc.	690	246,613

Total Trading Companies & Distributors		644,945
Wireless Telecommunication Services – 0.7%
Sprint Corp.*	52,653	344,351
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $47,767,353)		49,128,545
Other Assets less Liabilities – 0.0%		23,534

NET ASSETS – 100.0%		$49,152,079
*	Non-income producing security.

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 100.0%
United States – 100.0%
Aerospace & Defense – 6.6%
Boeing Co. (The)	145,881	$54,253,144
BWX Technologies, Inc.	10,700	669,178
Curtiss-Wright Corp.	2,203	302,736
General Dynamics Corp.	60,939	12,475,432
Hexcel Corp.	9,557	640,797
Huntington Ingalls Industries, Inc.	7,559	1,935,709
Lockheed Martin Corp.	89,437	30,941,625
Northrop Grumman Corp.	28,195	8,948,247
Raytheon Co.	60,861	12,577,534
Rockwell Collins, Inc.	20,337	2,856,739
Spirit AeroSystems Holdings, Inc. Class A	5,517	505,743
United Technologies Corp.	224,988	31,455,572

Total Aerospace & Defense		157,562,456
Air Freight & Logistics – 1.7%
C.H. Robinson Worldwide, Inc.	38,815	3,800,765
Expeditors International of Washington, Inc.	32,209	2,368,328
FedEx Corp.	27,244	6,560,083
United Parcel Service, Inc. Class B	234,878	27,422,006

Total Air Freight & Logistics		40,151,182
Airlines – 0.2%
Southwest Airlines Co.	59,901	3,740,817
Auto Components – 0.1%
Dana, Inc.	13,404	250,253
Gentex Corp.	69,353	1,488,315
Goodyear Tire & Rubber Co. (The)	53,603	1,253,774

Total Auto Components		2,992,342
Automobiles – 1.0%
General Motors Co.	633,975	21,345,938
Harley-Davidson, Inc.	58,430	2,646,879

Total Automobiles		23,992,817
Banks – 3.7%
Bank OZK	10,382	394,101
Comerica, Inc.	28,860	2,603,172
First Republic Bank	14,364	1,378,944
Wells Fargo & Co.	1,599,700	84,080,232

Total Banks		88,456,449
Beverages – 2.6%
Brown-Forman Corp. Class A	25,297	1,285,088
Brown-Forman Corp. Class B	46,891	2,370,340
Constellation Brands, Inc. Class A	20,329	4,383,339
Keurig Dr Pepper, Inc.	56,025	1,298,099
PepsiCo, Inc.	484,389	54,154,690

Total Beverages		63,491,556
Biotechnology – 3.7%
AbbVie, Inc.	583,436	55,181,377
Gilead Sciences, Inc.	452,005	34,899,306

Total Biotechnology		90,080,683
Building Products – 0.1%
A.O. Smith Corp.	17,294	922,981
Fortune Brands Home & Security, Inc.	19,796	1,036,518
Lennox International, Inc.	5,694	1,243,570

Total Building Products		3,203,069
Capital Markets – 3.4%
BlackRock, Inc.	38,768	18,272,521
CBOE Global Markets, Inc.	12,860	1,234,046
Charles Schwab Corp. (The)	102,959	5,060,435
Eaton Vance Corp.	34,996	1,839,390
Evercore, Inc. Class A	8,471	851,759
FactSet Research Systems, Inc.	5,795	1,296,399
Federated Investors, Inc. Class B	39,379	949,821
Franklin Resources, Inc.	122,476	3,724,495
Legg Mason, Inc.	8,154	254,649
LPL Financial Holdings, Inc.	20,964	1,352,388
MarketAxess Holdings, Inc.	2,882	514,408
Morgan Stanley	423,640	19,728,915
Morningstar, Inc.	6,264	788,638
MSCI, Inc.	16,068	2,850,624
Raymond James Financial, Inc.	20,716	1,906,908
S&P Global, Inc.	30,718	6,001,990
SEI Investments Co.	20,557	1,256,033
T. Rowe Price Group, Inc.	67,335	7,351,635
TD Ameritrade Holding Corp.	110,634	5,844,794

Total Capital Markets		81,079,848
Chemicals – 2.1%
Air Products & Chemicals, Inc.	63,090	10,539,184
Albemarle Corp.	7,270	725,401
Celanese Corp.	29,153	3,323,442
Ecolab, Inc.	41,375	6,486,772
FMC Corp.	12,840	1,119,391
International Flavors & Fragrances, Inc.	19,732	2,745,116
NewMarket Corp.	2,630	1,066,491
PolyOne Corp.	16,954	741,229
PPG Industries, Inc.	48,486	5,291,277
Praxair, Inc.	73,663	11,839,854
Sherwin-Williams Co. (The)	9,936	4,522,967
W.R. Grace & Co.	9,895	707,097
Westlake Chemical Corp.	14,072	1,169,524

Total Chemicals		50,277,745
Commercial Services & Supplies – 0.8%
Cintas Corp.	14,192	2,807,319
Healthcare Services Group, Inc.(a)	12,314	500,195
KAR Auction Services, Inc.	49,856	2,975,905
MSA Safety, Inc.	6,690	712,084
Rollins, Inc.	31,313	1,900,386
Waste Management, Inc.	107,004	9,668,881

Total Commercial Services & Supplies		18,564,770

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2018

Investments	Shares	Value
Construction & Engineering – 0.0%
EMCOR Group, Inc.	3,383	$254,097
Jacobs Engineering Group, Inc.	12,152	929,628

Total Construction & Engineering		1,183,725
Construction Materials – 0.1%
Vulcan Materials Co.	12,852	1,429,142
Consumer Finance – 0.7%
American Express Co.	154,276	16,428,851
Containers & Packaging – 0.3%
AptarGroup, Inc.	12,836	1,382,950
Avery Dennison Corp.	17,522	1,898,509
Graphic Packaging Holding Co.	85,776	1,201,722
Packaging Corp. of America	25,332	2,778,667

Total Containers & Packaging		7,261,848
Distributors – 0.2%
Genuine Parts Co.	50,634	5,033,020
Pool Corp.	5,573	930,022

Total Distributors		5,963,042
Diversified Consumer Services – 0.1%
Service Corp. International	37,286	1,648,041
Electrical Equipment – 1.1%
Acuity Brands, Inc.	1,130	177,636
AMETEK, Inc.	14,827	1,173,112
Emerson Electric Co.	230,942	17,685,538
Hubbell, Inc.	15,385	2,054,975
Rockwell Automation, Inc.	27,857	5,223,745

Total Electrical Equipment		26,315,006
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	23,121	2,173,836
CDW Corp.	15,574	1,384,840
Cognex Corp.	6,368	355,462
Corning, Inc.	154,560	5,455,968
Dolby Laboratories, Inc. Class A	5,237	366,433
FLIR Systems, Inc.	15,374	945,040
Jabil, Inc.	17,235	466,724
Littelfuse, Inc.	1,439	284,763

Total Electronic Equipment, Instruments & Components		11,433,066
Entertainment – 2.1%
Activision Blizzard, Inc.	32,338	2,690,198
Cinemark Holdings, Inc.	50,776	2,041,195
Twenty-First Century Fox, Inc. Class A	141,329	6,547,773
Twenty-First Century Fox, Inc. Class B	107,928	4,945,261
Walt Disney Co. (The)	300,820	35,177,891

Total Entertainment		51,402,318
Equity Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp.	97,534	14,171,690
Food & Staples Retailing – 1.8%
Casey’s General Stores, Inc.	2,739	353,632
Costco Wholesale Corp.	57,426	13,488,219
Sysco Corp.	146,929	10,762,549
Walgreens Boots Alliance, Inc.	272,906	19,894,848

Total Food & Staples Retailing		44,499,248
Food Products – 2.2%
Campbell Soup Co.(a)	92,435	3,385,894
Flowers Foods, Inc.	92,851	1,732,600
General Mills, Inc.	245,396	10,532,397
Hershey Co. (The)	45,785	4,670,070
Hormel Foods Corp.(a)	133,529	5,261,043
Lancaster Colony Corp.	7,487	1,117,135
McCormick & Co., Inc. Non-Voting Shares	31,547	4,156,317
Mondelez International, Inc. Class A	378,795	16,273,033
Pinnacle Foods, Inc.	35,389	2,293,561
Tyson Foods, Inc. Class A	51,174	3,046,388

Total Food Products		52,468,438
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	419,318	30,761,168
Baxter International, Inc.	67,333	5,190,701
Becton, Dickinson and Co.	40,169	10,484,109
Cantel Medical Corp.	997	91,784
Cooper Cos., Inc. (The)	149	41,295
ResMed, Inc.	28,915	3,335,056
Stryker Corp.	51,317	9,118,005
Teleflex, Inc.	4,569	1,215,765
West Pharmaceutical Services, Inc.	5,459	674,023

Total Health Care Equipment & Supplies		60,911,906
Health Care Providers & Services – 4.3%
Aetna, Inc.	44,073	8,940,208
Anthem, Inc.	39,476	10,818,398
Cardinal Health, Inc.	119,692	6,463,368
Cigna Corp.	985	205,126
CVS Health Corp.	340,946	26,839,269
Encompass Health Corp.	24,972	1,946,567
Humana, Inc.	10,636	3,600,499
McKesson Corp.	22,583	2,995,635
UnitedHealth Group, Inc.	160,312	42,649,405

Total Health Care Providers & Services		104,458,475
Hotels, Restaurants & Leisure – 1.4%
Aramark	34,872	1,500,193
Cracker Barrel Old Country Store, Inc.(a)	8,882	1,306,809
Darden Restaurants, Inc.	43,888	4,879,907
Starbucks Corp.	359,688	20,444,666
Texas Roadhouse, Inc.	15,051	1,042,884
Vail Resorts, Inc.	9,384	2,575,157
Wendy’s Co. (The)	59,531	1,020,361
Wyndham Destinations, Inc.	26,159	1,134,254

Total Hotels, Restaurants & Leisure		33,904,231
Household Durables – 0.2%
D.R. Horton, Inc.	47,000	1,982,460
Leggett & Platt, Inc.	50,908	2,229,261
PulteGroup, Inc.	41,849	1,036,600

Total Household Durables		5,248,321

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2018

Investments	Shares	Value
Household Products – 0.4%
Church & Dwight Co., Inc.	50,369	$2,990,407
Clorox Co. (The)	37,012	5,566,975

Total Household Products		8,557,382
Independent Power & Renewable Electricity Producers – 0.0%
Ormat Technologies, Inc.	2,643	143,013
Industrial Conglomerates – 2.7%
3M Co.	145,088	30,571,492
Carlisle Cos., Inc.	9,526	1,160,267
Honeywell International, Inc.	182,563	30,378,483
Roper Technologies, Inc.	6,903	2,044,738

Total Industrial Conglomerates		64,154,980
Insurance – 0.8%
Brown & Brown, Inc.	32,720	967,531
Erie Indemnity Co. Class A	14,353	1,830,438
Marsh & McLennan Cos., Inc.	113,332	9,374,823
Progressive Corp. (The)	96,659	6,866,655

Total Insurance		19,039,447
Internet & Catalog Retail – 0.1%
Expedia Group, Inc.	17,224	2,247,388
IT Services – 4.8%
Alliance Data Systems Corp.	3,891	918,899
Automatic Data Processing, Inc.	84,881	12,788,172
Booz Allen Hamilton Holding Corp.	21,742	1,079,056
Broadridge Financial Solutions, Inc.	17,391	2,294,742
Cognizant Technology Solutions Corp. Class A	42,745	3,297,777
Fidelity National Information Services, Inc.	34,855	3,801,635
Global Payments, Inc.	1,017	129,566
International Business Machines Corp.	316,116	47,799,900
Jack Henry & Associates, Inc.	7,424	1,188,434
Leidos Holdings, Inc.	27,184	1,880,045
MasterCard, Inc. Class A	53,992	12,019,159
MAXIMUS, Inc.	1,085	70,590
Paychex, Inc.	91,453	6,735,513
Total System Services, Inc.	10,877	1,073,995
Visa, Inc. Class A	110,435	16,575,189
Western Union Co. (The)	143,889	2,742,524

Total IT Services		114,395,196
Leisure Products – 0.3%
Brunswick Corp.	15,168	1,016,559
Hasbro, Inc.	37,841	3,977,846
Polaris Industries, Inc.	13,970	1,410,272

Total Leisure Products		6,404,677
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	34,393	2,426,082
Bio-Techne Corp.	5,382	1,098,520
PerkinElmer, Inc.	4,407	428,669
Thermo Fisher Scientific, Inc.	16,065	3,921,145

Total Life Sciences Tools & Services		7,874,416
Machinery – 2.1%
Barnes Group, Inc.	4,825	342,720
Crane Co.	12,660	1,245,111
Cummins, Inc.	50,494	7,375,659
Donaldson Co., Inc.	25,039	1,458,772
Dover Corp.	36,862	3,263,393
Fortive Corp.	16,306	1,372,965
Graco, Inc.	32,256	1,494,743
IDEX Corp.	13,237	1,994,286
Illinois Tool Works, Inc.	79,040	11,154,125
ITT, Inc.	13,109	803,057
Lincoln Electric Holdings, Inc.	13,983	1,306,572
Nordson Corp.	6,766	939,797
Oshkosh Corp.	9,264	659,967
Parker-Hannifin Corp.	22,873	4,207,031
Snap-on, Inc.	13,055	2,396,898
Stanley Black & Decker, Inc.	28,904	4,232,702
Terex Corp.	5,868	234,192
Toro Co. (The)	14,224	853,013
Trinity Industries, Inc.	29,120	1,066,957
Wabtec Corp.	6,040	633,475
Woodward, Inc.	4,768	385,541
Xylem, Inc.	26,476	2,114,638

Total Machinery		49,535,614
Media – 0.1%
CBS Corp. Class B Non-Voting Shares	56,175	3,227,254
Multi-Utilities – 0.4%
Sempra Energy	87,404	9,942,205
Multiline Retail – 0.3%
Dollar General Corp.	37,787	4,130,119
Nordstrom, Inc.	65,592	3,923,058

Total Multiline Retail		8,053,177
Oil, Gas & Consumable Fuels – 6.8%
Andeavor	40,431	6,206,159
Exxon Mobil Corp.	1,473,921	125,312,764
Marathon Petroleum Corp.	149,226	11,933,603
Pioneer Natural Resources Co.	918	159,906
Valero Energy Corp.	172,275	19,596,281

Total Oil, Gas & Consumable Fuels		163,208,713
Personal Products – 0.3%
Estee Lauder Cos., Inc. (The) Class A	34,557	5,021,823
Nu Skin Enterprises, Inc. Class A	18,846	1,553,288

Total Personal Products		6,575,111
Pharmaceuticals – 7.5%
Bristol-Myers Squibb Co.	505,055	31,353,815
Eli Lilly & Co.	327,684	35,163,770
Johnson & Johnson	792,228	109,462,143
Zoetis, Inc.	35,681	3,266,952

Total Pharmaceuticals		179,246,680

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2018

Investments	Shares	Value
Professional Services – 0.2%
Equifax, Inc.	18,821	$2,457,458
Robert Half International, Inc.	28,659	2,017,020

Total Professional Services		4,474,478
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	3,602	519,841
Road & Rail – 2.5%
CSX Corp.	155,394	11,506,926
JB Hunt Transport Services, Inc.	12,145	1,444,526
Kansas City Southern	19,841	2,247,588
Knight-Swift Transportation Holdings, Inc.	7,162	246,946
Landstar System, Inc.	2,209	269,498
Norfolk Southern Corp.	61,936	11,179,448
Old Dominion Freight Line, Inc.	2,506	404,117
Ryder System, Inc.	13,827	1,010,339
Union Pacific Corp.	200,684	32,677,376

Total Road & Rail		60,986,764
Semiconductors & Semiconductor Equipment – 5.7%
Analog Devices, Inc.	67,482	6,239,386
Applied Materials, Inc.	74,872	2,893,803
Intel Corp.	1,036,640	49,022,706
KLA-Tencor Corp.	31,828	3,237,226
Lam Research Corp.	15,597	2,366,065
Maxim Integrated Products, Inc.	67,895	3,828,599
Microchip Technology, Inc.(a)	35,173	2,775,501
MKS Instruments, Inc.	4,627	370,854
Monolithic Power Systems, Inc.	3,154	395,922
NVIDIA Corp.	17,324	4,868,390
QUALCOMM, Inc.	459,928	33,128,614
Skyworks Solutions, Inc.	20,897	1,895,567
Texas Instruments, Inc.	218,879	23,483,528
Xilinx, Inc.	44,215	3,544,716

Total Semiconductors & Semiconductor Equipment		138,050,877
Software – 6.4%
Blackbaud, Inc.	2,248	228,127
Intuit, Inc.	22,317	5,074,886
j2 Global, Inc.	8,673	718,558
Microsoft Corp.	1,033,136	118,159,764
Oracle Corp.	563,442	29,051,070
Pegasystems, Inc.	1,258	78,751

Total Software		153,311,156
Specialty Retail – 4.9%
Advance Auto Parts, Inc.	2,608	439,004
Best Buy Co., Inc.	78,758	6,250,235
Gap, Inc. (The)	134,386	3,877,036
Home Depot, Inc. (The)	279,672	57,934,055
Lowe’s Cos., Inc.	197,166	22,638,600
Ross Stores, Inc.	39,888	3,952,901
Tiffany & Co.	32,159	4,147,546
TJX Cos., Inc. (The)	132,091	14,796,834
Tractor Supply Co.	24,991	2,271,182
Williams-Sonoma, Inc.(a)	30,076	1,976,595

Total Specialty Retail		118,283,988
Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	513,365	115,887,015
NetApp, Inc.	32,546	2,795,376

Total Technology Hardware, Storage & Peripherals		118,682,391
Textiles, Apparel & Luxury Goods – 1.6%
Carter’s, Inc.	8,343	822,620
Columbia Sportswear Co.	9,539	887,795
Hanesbrands, Inc.	128,141	2,361,639
NIKE, Inc. Class B	209,848	17,778,322
PVH Corp.	975	140,790
Tapestry, Inc.	111,445	5,602,340
VF Corp.	123,638	11,553,971

Total Textiles, Apparel & Luxury Goods		39,147,477
Tobacco – 2.2%
Altria Group, Inc.	868,259	52,364,700
Trading Companies & Distributors – 0.6%
Fastenal Co.	85,989	4,989,082
MSC Industrial Direct Co., Inc. Class A	10,530	927,798
W.W. Grainger, Inc.	15,498	5,539,140
Watsco, Inc.	10,158	1,809,140

Total Trading Companies & Distributors		13,265,160
TOTAL COMMON STOCKS (Cost: $2,007,411,440)		2,404,013,167
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b) (Cost: $2,908,873)(c)	2,908,873	2,908,873
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $2,010,320,313)		2,406,922,040
Other Assets less Liabilities – (0.1)%		(1,371,488)

NET ASSETS – 100.0%		$2,405,550,552

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,240,645 and the total market value of the collateral held by the Fund was $12,726,608. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,817,735.

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 4.0%
Boeing Co. (The)	875	$325,412
General Dynamics Corp.	691	141,462
Harris Corp.	1,268	214,558
Huntington Ingalls Industries, Inc.	570	145,966
Lockheed Martin Corp.	527	182,321
Spirit AeroSystems Holdings, Inc. Class A	2,491	228,350
TransDigm Group, Inc.*	311	115,785
United Technologies Corp.	1,557	217,684

Total Aerospace & Defense		1,571,538
Airlines – 3.4%
American Airlines Group, Inc.	6,289	259,924
Delta Air Lines, Inc.	4,136	239,185
JetBlue Airways Corp.*	11,923	230,829
Southwest Airlines Co.	3,117	194,657
United Continental Holdings, Inc.*	4,498	400,592

Total Airlines		1,325,187
Auto Components – 1.1%
Goodyear Tire & Rubber Co. (The)	8,222	192,313
Lear Corp.	883	128,035
Visteon Corp.*	1,116	103,676

Total Auto Components		424,024
Automobiles – 1.4%
General Motors Co.	7,880	265,320
Harley-Davidson, Inc.	6,622	299,976

Total Automobiles		565,296
Banks – 1.7%
Bank of America Corp.	5,692	167,686
BB&T Corp.	4,072	197,655
Citigroup, Inc.	2,252	161,558
Fifth Third Bancorp	4,879	136,222

Total Banks		663,121
Beverages – 0.5%
Keurig Dr Pepper, Inc.	1,872	43,374
PepsiCo, Inc.	1,208	135,055

Total Beverages		178,429
Biotechnology – 2.1%
AbbVie, Inc.	1,609	152,179
Amgen, Inc.	1,004	208,119
Biogen, Inc.*	326	115,179
Gilead Sciences, Inc.	1,982	153,030
United Therapeutics Corp.*	1,614	206,399

Total Biotechnology		834,906
Building Products – 0.6%
Fortune Brands Home & Security, Inc.	1,576	82,519
Masco Corp.	4,205	153,903

Total Building Products		236,422
Capital Markets – 3.3%
Ameriprise Financial, Inc.	1,218	179,850
Bank of New York Mellon Corp. (The)	2,936	149,707
BGC Partners, Inc. Class A	5,613	66,346
FactSet Research Systems, Inc.	410	91,721
Franklin Resources, Inc.	3,503	106,526
Goldman Sachs Group, Inc. (The)	823	184,549
MSCI, Inc.	1,405	249,261
S&P Global, Inc.	616	120,360
T. Rowe Price Group, Inc.	1,450	158,311

Total Capital Markets		1,306,631
Chemicals – 2.3%
Celanese Corp.	2,048	233,472
Eastman Chemical Co.	1,588	152,003
LyondellBasell Industries N.V. Class A	2,136	218,961
PPG Industries, Inc.	1,429	155,947
Scotts Miracle-Gro Co. (The)	1,982	156,043

Total Chemicals		916,426
Commercial Services & Supplies – 0.4%
Waste Management, Inc.	1,890	170,780
Communications Equipment – 2.0%
F5 Networks, Inc.*	1,851	369,127
Juniper Networks, Inc.	6,326	189,590
Motorola Solutions, Inc.	1,744	226,964

Total Communications Equipment		785,681
Construction & Engineering – 0.3%
EMCOR Group, Inc.	1,466	110,111
Consumer Finance – 2.7%
Ally Financial, Inc.	7,556	199,856
American Express Co.	2,084	221,925
Credit Acceptance Corp.*(a)	405	177,418
Discover Financial Services	3,678	281,183
Synchrony Financial	6,357	197,576

Total Consumer Finance		1,077,958
Containers & Packaging – 1.4%
Avery Dennison Corp.	1,007	109,109
Bemis Co., Inc.	4,658	226,379
Sealed Air Corp.	4,929	197,899

Total Containers & Packaging		533,387
Diversified Consumer Services – 0.7%
H&R Block, Inc.	11,376	292,932
Diversified Telecommunication Services – 0.4%
Verizon Communications, Inc.	3,278	175,013
Electric Utilities – 0.4%
FirstEnergy Corp.	4,426	164,515
Electrical Equipment – 1.0%
Acuity Brands, Inc.	1,087	170,876
Eaton Corp. PLC	2,412	209,193

Total Electrical Equipment		380,069

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2018

Investments	Shares	Value
Electronic Equipment, Instruments & Components – 3.1%
Avnet, Inc.	7,318	$327,627
CDW Corp.	2,634	234,215
Corning, Inc.	10,100	356,530
Jabil, Inc.	7,972	215,882
TE Connectivity Ltd.	1,079	94,876

Total Electronic Equipment, Instruments & Components		1,229,130
Entertainment – 0.6%
Walt Disney Co. (The)	2,033	237,739
Food & Staples Retailing – 1.9%
Kroger Co. (The)	7,451	216,899
Sysco Corp.	2,347	171,918
Walgreens Boots Alliance, Inc.	2,280	166,212
Walmart, Inc.	1,888	177,302

Total Food & Staples Retailing		732,331
Food Products – 3.6%
Campbell Soup Co.(a)	4,188	153,407
Conagra Brands, Inc.	9,864	335,080
General Mills, Inc.	5,828	250,138
Hershey Co. (The)	1,276	130,152
J.M. Smucker Co. (The)	1,892	194,138
Kellogg Co.	2,757	193,045
Tyson Foods, Inc. Class A	2,568	152,873

Total Food Products		1,408,833
Health Care Equipment & Supplies – 0.9%
Edwards Lifesciences Corp.*	933	162,435
Intuitive Surgical, Inc.*	341	195,734

Total Health Care Equipment & Supplies		358,169
Health Care Providers & Services – 7.4%
Aetna, Inc.	1,434	290,887
Anthem, Inc.	573	157,031
Cardinal Health, Inc.	3,422	184,788
CVS Health Corp.	1,971	155,157
DaVita, Inc.*	4,885	349,912
Express Scripts Holding Co.*	5,203	494,337
HCA Healthcare, Inc.	2,953	410,821
Henry Schein, Inc.*	1,875	159,431
Humana, Inc.	636	215,299
McKesson Corp.	2,455	325,656
Quest Diagnostics, Inc.	1,637	176,649

Total Health Care Providers & Services		2,919,968
Hotels, Restaurants & Leisure – 1.7%
Dunkin’ Brands Group, Inc.	2,469	182,015
Las Vegas Sands Corp.	2,484	147,376
Starbucks Corp.	2,171	123,400
Wyndham Destinations, Inc.	2,315	100,378
Wyndham Hotels & Resorts, Inc.	2,309	128,311

Total Hotels, Restaurants & Leisure		681,480
Household Durables – 1.2%
Leggett & Platt, Inc.	2,031	88,938
PulteGroup, Inc.	10,922	270,538
Whirlpool Corp.	791	93,931

Total Household Durables		453,407
Household Products – 1.5%
Church & Dwight Co., Inc.	4,111	244,070
Kimberly-Clark Corp.	1,638	186,142
Procter & Gamble Co. (The)	2,011	167,376

Total Household Products		597,588
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	1,520	185,136
Insurance – 6.0%
Aflac, Inc.	3,942	185,550
Allstate Corp. (The)	1,388	136,996
American International Group, Inc.	6,880	366,291
Aon PLC	1,769	272,037
Assurant, Inc.	4,095	442,055
Hartford Financial Services Group, Inc. (The)	4,737	236,660
Lincoln National Corp.	2,614	176,863
MetLife, Inc.	4,279	199,915
Torchmark Corp.	1,274	110,443
Travelers Cos., Inc. (The)	1,591	206,369

Total Insurance		2,333,179
Internet & Catalog Retail – 0.6%
eBay, Inc.*	6,606	218,130
IT Services – 7.7%
Alliance Data Systems Corp.	873	206,168
Automatic Data Processing, Inc.	1,265	190,585
Broadridge Financial Solutions, Inc.	1,619	213,627
Cognizant Technology Solutions Corp. Class A	1,825	140,799
Fiserv, Inc.*	2,363	194,664
International Business Machines Corp.	1,535	232,107
MasterCard, Inc. Class A	673	149,816
Paychex, Inc.	2,099	154,591
Sabre Corp.	10,652	277,804
Teradata Corp.*	3,874	146,089
VeriSign, Inc.*	1,727	276,527
Western Union Co. (The)	15,876	302,597
Worldpay, Inc. Class A*	5,344	541,187

Total IT Services		3,026,561
Life Sciences Tools & Services – 0.7%
IQVIA Holdings, Inc.*	2,049	265,837
Machinery – 1.9%
Allison Transmission Holdings, Inc.	9,012	468,714
Cummins, Inc.	780	113,935
Snap-on, Inc.	843	154,775

Total Machinery		737,424
Media – 4.8%
CBS Corp. Class B Non-Voting Shares	7,362	422,947
Charter Communications, Inc. Class A*	1,086	353,906
Comcast Corp. Class A	4,465	158,105
Interpublic Group of Cos., Inc. (The)	13,470	308,059
Liberty Global PLC*	14,512	408,658
Omnicom Group, Inc.	3,563	242,355

Total Media		1,894,030

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2018

Investments	Shares	Value
Metals & Mining – 0.5%
Steel Dynamics, Inc.	4,056	$183,291
Multiline Retail – 3.0%
Dollar General Corp.	869	94,982
Kohl’s Corp.	4,468	333,089
Macy’s, Inc.	8,113	281,764
Nordstrom, Inc.	3,485	208,438
Target Corp.	2,928	258,279

Total Multiline Retail		1,176,552
Oil, Gas & Consumable Fuels – 2.0%
ConocoPhillips	3,707	286,922
Marathon Petroleum Corp.	2,947	235,671
Valero Energy Corp.	2,269	258,099

Total Oil, Gas & Consumable Fuels		780,692
Pharmaceuticals – 1.0%
Bristol-Myers Squibb Co.	2,554	158,552
Pfizer, Inc.	5,477	241,372

Total Pharmaceuticals		399,924
Professional Services – 0.9%
ManpowerGroup, Inc.	860	73,925
Robert Half International, Inc.	3,957	278,494

Total Professional Services		352,419
Road & Rail – 1.4%
CSX Corp.	3,677	272,282
Union Pacific Corp.	1,708	278,114

Total Road & Rail		550,396
Semiconductors & Semiconductor Equipment – 2.5%
Intel Corp.	3,030	143,289
Lam Research Corp.	638	96,785
Marvell Technology Group Ltd.	8,647	166,887
Maxim Integrated Products, Inc.	2,620	147,742
Skyworks Solutions, Inc.	1,162	105,405
Texas Instruments, Inc.	1,457	156,321
Xilinx, Inc.	2,226	178,458

Total Semiconductors & Semiconductor Equipment		994,887
Software – 3.6%
ANSYS, Inc.*	701	130,863
Aspen Technology, Inc.*	2,888	328,972
CDK Global, Inc.	4,270	267,131
Citrix Systems, Inc.*	1,798	199,866
Fair Isaac Corp.*	684	156,328
Intuit, Inc.	548	124,615
VMware, Inc. Class A*	1,259	196,480

Total Software		1,404,255
Specialty Retail – 4.5%
AutoZone, Inc.*	157	121,785
Best Buy Co., Inc.	2,224	176,497
Burlington Stores, Inc.*	704	114,696
Foot Locker, Inc.	3,445	175,626
Gap, Inc. (The)	2,816	81,241
Home Depot, Inc. (The)	588	121,804
L Brands, Inc.	2,080	63,024
Lowe’s Cos., Inc.	1,434	164,652
O’Reilly Automotive, Inc.*	936	325,091
Ross Stores, Inc.	974	96,523
TJX Cos., Inc. (The)	1,240	138,905
Tractor Supply Co.	1,836	166,856

Total Specialty Retail		1,746,700
Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	973	219,645
HP, Inc.	7,988	205,851
NetApp, Inc.	3,823	328,357
Seagate Technology PLC	9,768	462,515

Total Technology Hardware, Storage & Peripherals		1,216,368
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.	947	93,374
Hanesbrands, Inc.	5,103	94,048
Ralph Lauren Corp.	690	94,910
VF Corp.	1,552	145,034

Total Textiles, Apparel & Luxury Goods		427,366
Tobacco – 0.5%
Altria Group, Inc.	3,160	190,580
Trading Companies & Distributors – 2.0%
Fastenal Co.	2,142	124,279
HD Supply Holdings, Inc.*	5,376	230,039
W.W. Grainger, Inc.	1,190	425,318

Total Trading Companies & Distributors		779,636
TOTAL COMMON STOCKS (Cost: $35,725,890)		39,194,434
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b) (Cost: $141,338)(c)	141,338	141,338
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $35,867,228)		39,335,772
Other Assets less Liabilities – (0.3)%		(113,967)

NET ASSETS – 100.0%		$39,221,805

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $177,047 and the total market value of the collateral held by the Fund was $181,462. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $40,124.

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.2%
United States – 99.2%
Aerospace & Defense – 0.3%
AAR Corp.	39,755	$1,903,867
Cubic Corp.	19,833	1,448,800
National Presto Industries, Inc.(a)	11,518	1,493,309
Triumph Group, Inc.	47,947	1,117,165

Total Aerospace & Defense		5,963,141
Air Freight & Logistics – 0.2%
Forward Air Corp.	50,455	3,617,624
Airlines – 0.6%
Allegiant Travel Co.	49,532	6,280,658
Hawaiian Holdings, Inc.	102,917	4,126,972
SkyWest, Inc.	52,087	3,067,924

Total Airlines		13,475,554
Auto Components – 0.7%
Cooper Tire & Rubber Co.	101,083	2,860,649
Standard Motor Products, Inc.	63,463	3,123,649
Strattec Security Corp.	9,254	329,905
Superior Industries International, Inc.	95,547	1,629,076
Tenneco, Inc.	146,413	6,169,844
Tower International, Inc.	52,253	1,580,653

Total Auto Components		15,693,776
Automobiles – 0.1%
Winnebago Industries, Inc.	37,348	1,238,086
Banks – 6.7%
1st Constitution Bancorp(a)	4,572	94,640
1st Source Corp.	20,855	1,097,390
Access National Corp.	22,431	608,104
ACNB Corp.	9,118	339,190
American National Bankshares, Inc.	12,545	489,255
Ameris Bancorp	16,518	754,873
Ames National Corp.	13,410	365,423
Arrow Financial Corp.	18,517	685,111
Banc of California, Inc.	62,583	1,182,819
BancFirst Corp.	25,034	1,500,788
BancorpSouth Bank	77,476	2,533,465
Bank of Commerce Holdings	8,895	108,519
Bank of Marin Bancorp	6,248	524,207
Bankwell Financial Group, Inc.	3,515	110,230
Banner Corp.	30,242	1,880,145
Bar Harbor Bankshares	20,304	583,131
BCB Bancorp, Inc.	27,430	379,906
Berkshire Hills Bancorp, Inc.	51,939	2,113,917
Blue Hills Bancorp, Inc.	40,674	980,243
Boston Private Financial Holdings, Inc.	118,544	1,618,126
Bridge Bancorp, Inc.	26,912	893,478
Brookline Bancorp, Inc.	89,946	1,502,098
Bryn Mawr Bank Corp.	17,713	830,740
C&F Financial Corp.	3,829	224,954
Camden National Corp.	16,829	731,052
Capital City Bank Group, Inc.	8,882	207,306
Carolina Financial Corp.	5,415	204,254
CenterState Bank Corp.	38,565	1,081,748
Central Pacific Financial Corp.	35,849	947,489
Central Valley Community Bancorp	7,956	171,929
Century Bancorp, Inc. Class A	1,055	76,224
Chemung Financial Corp.	4,664	197,894
Citizens & Northern Corp.	24,287	635,105
City Holding Co.	20,343	1,562,342
Civista Bancshares, Inc.(a)	6,105	147,069
CNB Financial Corp.	17,717	511,313
Codorus Valley Bancorp, Inc.	7,764	242,547
Community Bank System, Inc.	65,416	3,994,955
Community Financial Corp. (The)	2,461	82,271
Community Trust Bancorp, Inc.	24,756	1,147,441
ConnectOne Bancorp, Inc.	17,503	415,696
County Bancorp, Inc.	2,800	70,280
CVB Financial Corp.	130,891	2,921,487
DNB Financial Corp.(a)	1,634	60,295
Eagle Bancorp Montana, Inc.	4,056	73,616
Enterprise Bancorp, Inc.	8,942	307,515
Enterprise Financial Services Corp.	12,389	657,236
Evans Bancorp, Inc.	4,906	230,337
Farmers & Merchants Bancorp, Inc.(a)	5,966	254,092
Farmers National Banc Corp.	21,249	325,110
Fidelity Southern Corp.	31,112	770,955
Financial Institutions, Inc.	21,245	667,093
First Bancorp	12,800	518,528
First Bancorp, Inc.	16,806	486,870
First Bancshares, Inc. (The)	2,460	96,063
First Bank	4,587	60,319
First Busey Corp.	58,890	1,828,535
First Business Financial Services, Inc.	10,726	248,629
First Commonwealth Financial Corp.	105,510	1,702,931
First Community Bancshares, Inc.	21,194	718,053
First Community Corp.	4,845	117,249
First Connecticut Bancorp, Inc.	20,051	592,507
First Financial Bancorp	112,825	3,350,903
First Financial Bankshares, Inc.(a)	56,804	3,357,116
First Financial Corp.	14,038	704,708
First Financial Northwest, Inc.	10,091	167,208
First Guaranty Bancshares, Inc.(a)	8,328	213,946
First Internet Bancorp	2,352	71,618
First Interstate BancSystem, Inc. Class A	42,296	1,894,861
First Merchants Corp.	42,989	1,934,075
First Mid-Illinois Bancshares, Inc.	10,633	428,829
First Midwest Bancorp, Inc.	85,986	2,286,368
First of Long Island Corp. (The)	26,329	572,656
Flushing Financial Corp.	38,678	943,743
German American Bancorp, Inc.	17,837	629,289
Glacier Bancorp, Inc.	88,226	3,801,658
Great Southern Bancorp, Inc.	13,083	724,144
Great Western Bancorp, Inc.	59,907	2,527,476
Guaranty Bancorp	26,276	780,397
Guaranty Bancshares, Inc.	8,920	269,652
Hanmi Financial Corp.	44,147	1,099,260

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Hawthorn Bancshares, Inc.	3,984	$90,636
Heartland Financial USA, Inc.	13,097	760,281
Heritage Commerce Corp.	50,496	753,400
Heritage Financial Corp.	26,329	925,464
Hilltop Holdings, Inc.	49,151	991,376
Hope Bancorp, Inc.	197,272	3,189,888
Horizon Bancorp, Inc.	37,726	745,089
Independent Bank Corp.	47,769	2,643,219
Independent Bank Group, Inc.	8,536	565,937
International Bancshares Corp.	54,970	2,473,650
Lakeland Bancorp, Inc.	48,143	868,981
Lakeland Financial Corp.	22,736	1,056,769
LCNB Corp.	14,907	278,016
LegacyTexas Financial Group, Inc.	38,694	1,648,364
Live Oak Bancshares, Inc.	9,436	252,885
Macatawa Bank Corp.	32,864	384,837
MBT Financial Corp.	25,439	287,461
Mercantile Bank Corp.	17,610	587,646
Middlefield Banc Corp.	3,546	167,017
Midland States Bancorp, Inc.	24,677	792,132
MidSouth Bancorp, Inc.	3,010	46,354
MidWestOne Financial Group, Inc.	11,841	394,424
MutualFirst Financial, Inc.	6,925	255,186
National Bank Holdings Corp. Class A	15,484	582,973
National Bankshares, Inc.(a)	8,920	405,414
NBT Bancorp, Inc.	54,885	2,106,486
Northrim BanCorp, Inc.	8,935	371,249
Norwood Financial Corp.(a)	8,210	321,504
Ohio Valley Banc Corp.(a)	4,766	174,674
Old Line Bancshares, Inc.	6,184	195,662
Old National Bancorp	203,547	3,928,457
Old Point Financial Corp.(a)	3,624	108,358
Old Second Bancorp, Inc.	5,904	91,217
Orrstown Financial Services, Inc.	7,463	177,619
Park National Corp.	26,983	2,848,325
Parke Bancorp, Inc.	9,272	208,156
Peapack Gladstone Financial Corp.	5,160	159,392
Penns Woods Bancorp, Inc.	9,755	423,855
People’s Utah Bancorp	10,102	342,963
Peoples Bancorp of North Carolina, Inc.(a)	3,898	112,418
Peoples Bancorp, Inc.	24,505	858,410
Peoples Financial Services Corp.	9,693	410,983
Plumas Bancorp	2,934	72,910
Preferred Bank	10,102	590,967
Premier Financial Bancorp, Inc.	19,114	353,418
QCR Holdings, Inc.	3,453	141,055
RBB Bancorp	9,157	224,347
Reliant Bancorp, Inc.	4,194	107,241
Renasant Corp.	46,798	1,928,546
Republic Bancorp, Inc. Class A	20,692	953,901
S&T Bancorp, Inc.	40,047	1,736,438
Sandy Spring Bancorp, Inc.	36,301	1,426,992
SB One Bancorp	2,500	63,000
ServisFirst Bancshares, Inc.	12,697	497,088
Shore Bancshares, Inc.	7,799	138,978
Sierra Bancorp	15,186	438,875
Simmons First National Corp. Class A	84,214	2,480,102
South State Corp.	22,913	1,878,866
Southern National Bancorp of Virginia, Inc.	22,349	362,054
Southside Bancshares, Inc.	48,001	1,670,435
State Bank Financial Corp.	37,547	1,133,168
Stock Yards Bancorp, Inc.	25,715	933,455
Summit Financial Group, Inc.	9,845	228,502
Tompkins Financial Corp.	17,300	1,404,587
Towne Bank	54,651	1,685,983
TriCo Bancshares	25,325	978,052
Trustmark Corp.	95,828	3,224,612
Two River Bancorp	3,996	69,291
Union Bankshares Corp.	51,977	2,002,674
Union Bankshares, Inc.	5,590	297,109
United Community Banks, Inc.	52,383	1,460,962
United Security Bancshares	20,597	228,627
Unity Bancorp, Inc.	6,020	137,858
Univest Corp. of Pennsylvania	38,486	1,017,955
Valley National Bancorp	512,636	5,767,155
Washington Trust Bancorp, Inc.	25,611	1,416,288
WesBanco, Inc.	62,647	2,792,803
West Bancorporation, Inc.	22,132	520,102
Westamerica Bancorporation(a)	36,196	2,177,551

Total Banks		148,752,068
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	5,452	993,791
MGP Ingredients, Inc.(a)	5,623	444,104

Total Beverages		1,437,895
Building Products – 1.0%
AAON, Inc.	63,085	2,384,613
Advanced Drainage Systems, Inc.	110,498	3,414,388
Apogee Enterprises, Inc.	54,619	2,256,857
Griffon Corp.	97,752	1,578,695
Insteel Industries, Inc.	12,760	457,829
Quanex Building Products Corp.	44,684	813,249
Simpson Manufacturing Co., Inc.	108,596	7,868,866
Universal Forest Products, Inc.	88,087	3,112,114

Total Building Products		21,886,611
Capital Markets – 1.3%
Arlington Asset Investment Corp. Class A(a)	171,599	1,602,735
Artisan Partners Asset Management, Inc. Class A	152,531	4,942,004
Associated Capital Group, Inc. Class A	1,820	77,441
B. Riley Financial, Inc.	24,457	553,951
Cohen & Steers, Inc.	58,415	2,372,233
GAIN Capital Holdings, Inc.(a)	74,926	487,019
GAMCO Investors, Inc. Class A	3,383	79,230
Greenhill & Co., Inc.(a)	16,171	426,106
Hamilton Lane, Inc. Class A	19,839	878,471
Hennessy Advisors, Inc.(a)	6,604	91,465
Houlihan Lokey, Inc.	23,897	1,073,692
Investment Technology Group, Inc.	25,760	557,962

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Ladenburg Thalmann Financial Services, Inc.	117,685	$317,750
Moelis & Co. Class A	52,589	2,881,877
Oppenheimer Holdings, Inc. Class A	10,078	318,465
Piper Jaffray Cos.	12,376	944,908
PJT Partners, Inc. Class A	4,211	220,446
Pzena Investment Management, Inc. Class A	11,256	107,382
Silvercrest Asset Management Group, Inc. Class A	15,227	210,894
Virtu Financial, Inc. Class A(a)	259,505	5,306,877
Virtus Investment Partners, Inc.	5,667	644,621
Waddell & Reed Financial, Inc. Class A(a)	197,958	4,192,750
Westwood Holdings Group, Inc.	18,844	974,989

Total Capital Markets		29,263,268
Chemicals – 2.0%
A. Schulman, Inc.	106,369	203,165
Advanced Emissions Solutions, Inc.(a)	405,184	4,846,001
American Vanguard Corp.	14,745	265,410
Balchem Corp.	24,128	2,704,508
Chase Corp.	10,495	1,260,974
Core Molding Technologies, Inc.	11,894	79,333
FutureFuel Corp.	118,388	2,194,914
H.B. Fuller Co.	91,042	4,704,140
Hawkins, Inc.	41,917	1,737,460
Innophos Holdings, Inc.	137,820	6,119,208
Innospec, Inc.	44,334	3,402,634
KMG Chemicals, Inc.	5,311	401,299
Minerals Technologies, Inc.	16,700	1,128,920
Quaker Chemical Corp.	20,145	4,073,520
Rayonier Advanced Materials, Inc.	123,781	2,281,284
Stepan Co.	42,247	3,675,911
Tredegar Corp.	125,310	2,712,961
Valhi, Inc.	749,302	1,708,409

Total Chemicals		43,500,051
Commercial Services & Supplies – 6.4%
ABM Industries, Inc.	167,781	5,410,937
Brady Corp. Class A	166,776	7,296,450
Covanta Holding Corp.	1,440,690	23,411,212
Ennis, Inc.	167,518	3,425,743
Essendant, Inc.	407,367	5,222,445
Herman Miller, Inc.	205,672	7,897,805
HNI Corp.	241,633	10,689,844
Interface, Inc.	106,408	2,484,627
Kimball International, Inc. Class B	96,660	1,619,055
Knoll, Inc.	237,502	5,569,422
LSC Communications, Inc.	358,486	3,964,855
Matthews International Corp. Class A	74,081	3,715,162
McGrath RentCorp	88,756	4,834,539
Mobile Mini, Inc.	193,041	8,464,848
Multi-Color Corp.	8,915	554,959
Pitney Bowes, Inc.	2,138,493	15,140,530
Quad/Graphics, Inc.	327,690	6,829,060
RR Donnelley & Sons Co.	722,524	3,901,630
Steelcase, Inc. Class A	511,612	9,464,822
Tetra Tech, Inc.	75,909	5,184,585
U.S. Ecology, Inc.	50,843	3,749,671
UniFirst Corp.	2,172	377,168
Viad Corp.	23,591	1,397,767
VSE Corp.	10,173	337,031

Total Commercial Services & Supplies		140,944,167
Communications Equipment – 0.8%
ADTRAN, Inc.	129,665	2,288,587
Comtech Telecommunications Corp.	80,632	2,924,523
InterDigital, Inc.	102,769	8,221,520
PC-Tel, Inc.*	79,775	370,954
Plantronics, Inc.	63,684	3,840,145
TESSCO Technologies, Inc.	59,030	900,207

Total Communications Equipment		18,545,936
Construction & Engineering – 0.8%
Argan, Inc.	53,492	2,300,156
Comfort Systems USA, Inc.	41,691	2,351,372
Granite Construction, Inc.	51,706	2,362,964
KBR, Inc.	387,151	8,180,501
Primoris Services Corp.	73,450	1,823,029

Total Construction & Engineering		17,018,022
Construction Materials – 0.0%
United States Lime & Minerals, Inc.	6,368	502,754
Consumer Finance – 0.1%
FirstCash, Inc.	28,089	2,303,298
Nelnet, Inc. Class A	17,583	1,005,220

Total Consumer Finance		3,308,518
Containers & Packaging – 0.9%
Greif, Inc. Class A	110,953	5,953,738
Greif, Inc. Class B	75,061	4,327,267
Myers Industries, Inc.	134,747	3,132,868
Silgan Holdings, Inc.	226,964	6,309,599

Total Containers & Packaging		19,723,472
Distributors – 0.2%
Core-Mark Holding Co., Inc.	95,445	3,241,312
Weyco Group, Inc.	50,570	1,779,053

Total Distributors		5,020,365
Diversified Consumer Services – 0.6%
Carriage Services, Inc.	31,677	682,639
Collectors Universe, Inc.	69,284	1,025,403
Graham Holdings Co. Class B	6,809	3,944,454
Strategic Education, Inc.	52,300	7,166,669

Total Diversified Consumer Services		12,819,165
Diversified Financial Services – 0.0%
A-Mark Precious Metals, Inc.	8,594	111,894
Marlin Business Services Corp.	15,434	445,271

Total Diversified Financial Services		557,165
Diversified Telecommunication Services – 1.8%
ATN International, Inc.	32,388	2,392,825
Cogent Communications Holdings, Inc.	318,507	17,772,691

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Consolidated Communications Holdings, Inc.(a)	1,457,122	$19,000,871
IDT Corp. Class B*	248,481	1,326,888

Total Diversified Telecommunication Services		40,493,275
Electric Utilities – 1.2%
El Paso Electric Co.	150,812	8,626,446
Genie Energy Ltd. Class B	249,313	1,346,290
MGE Energy, Inc.	115,137	7,351,497
Otter Tail Corp.	176,934	8,475,139
Spark Energy, Inc. Class A(a)	114,519	944,782

Total Electric Utilities		26,744,154
Electrical Equipment – 0.6%
Allied Motion Technologies, Inc.	4,684	254,950
AZZ, Inc.	61,083	3,084,692
Encore Wire Corp.	5,527	276,903
EnerSys	71,493	6,229,185
LSI Industries, Inc.	128,998	593,391
Powell Industries, Inc.	68,674	2,490,119
Preformed Line Products Co.	8,576	602,721

Total Electrical Equipment		13,531,961
Electronic Equipment, Instruments & Components – 1.5%
AVX Corp.	722,213	13,035,945
Badger Meter, Inc.	54,543	2,888,052
Bel Fuse, Inc. Class B	17,398	461,047
CTS Corp.	33,041	1,133,306
Daktronics, Inc.	221,887	1,739,594
Mesa Laboratories, Inc.	3,152	585,074
Methode Electronics, Inc.	52,059	1,884,536
MTS Systems Corp.	62,459	3,419,630
Park Electrochemical Corp.	70,961	1,383,030
Vishay Intertechnology, Inc.	273,320	5,562,062

Total Electronic Equipment, Instruments & Components		32,092,276
Energy Equipment & Services – 0.4%
Archrock, Inc.	589,308	7,189,558
U.S. Silica Holdings, Inc.(a)	100,724	1,896,633

Total Energy Equipment & Services		9,086,191
Entertainment – 1.0%
AMC Entertainment Holdings, Inc. Class A(a)	474,742	9,732,211
Marcus Corp. (The)	56,124	2,360,014
World Wrestling Entertainment, Inc. Class A	101,745	9,841,794

Total Entertainment		21,934,019
Equity Real Estate Investment Trusts (REITs) – 13.0%
Acadia Realty Trust	167,212	4,686,952
Agree Realty Corp.	60,545	3,216,150
Alexander & Baldwin, Inc.	30,017	681,086
Alexander’s, Inc.	11,186	3,840,154
American Assets Trust, Inc.	66,891	2,494,365
Armada Hoffler Properties, Inc.	110,583	1,670,909
Ashford Hospitality Trust, Inc.	353,644	2,259,785
Bluerock Residential Growth REIT, Inc.(a)	130,344	1,277,371
Braemar Hotels & Resorts, Inc.	115,571	1,360,271
Brandywine Realty Trust	321,976	5,061,463
BRT Apartments Corp.	48,496	583,892
CareTrust REIT, Inc.	160,562	2,843,553
CatchMark Timber Trust, Inc. Class A	90,857	1,038,496
CBL & Associates Properties, Inc.(a)	1,052,707	4,200,301
Cedar Realty Trust, Inc.	157,137	732,258
Chatham Lodging Trust	135,313	2,826,689
Chesapeake Lodging Trust	175,499	5,628,253
CIM Commercial Trust Corp.	69,535	973,490
Clipper Realty, Inc.(a)	32,037	433,461
Columbia Property Trust, Inc.	222,072	5,249,782
Community Healthcare Trust, Inc.	55,594	1,722,302
Condor Hospitality Trust, Inc.	44,307	473,642
CoreCivic, Inc.	449,390	10,933,659
CorEnergy Infrastructure Trust, Inc.(a)	51,000	1,916,580
DDR Corp.	937,871	12,558,093
DiamondRock Hospitality Co.	451,407	5,267,920
Easterly Government Properties, Inc.	109,241	2,115,998
Farmland Partners, Inc.(a)	95,631	640,728
Four Corners Property Trust, Inc.	135,345	3,477,013
Franklin Street Properties Corp.	391,371	3,127,054
Getty Realty Corp.	92,515	2,642,228
Gladstone Commercial Corp.	96,647	1,850,790
Gladstone Land Corp.(a)	26,394	325,702
Global Medical REIT, Inc.	100,714	948,726
Global Net Lease, Inc.	346,955	7,234,012
Government Properties Income Trust(a)	475,537	5,368,813
Hersha Hospitality Trust	135,542	3,072,737
Independence Realty Trust, Inc.	303,659	3,197,529
InfraREIT, Inc.	109,880	2,323,962
Investors Real Estate Trust	288,391	1,724,578
Jernigan Capital, Inc.(a)	51,364	990,812
Kite Realty Group Trust	287,338	4,784,178
Lexington Realty Trust	850,243	7,057,017
LTC Properties, Inc.	101,084	4,458,815
Mack-Cali Realty Corp.	171,075	3,637,055
MedEquities Realty Trust, Inc.	124,213	1,207,350
Monmouth Real Estate Investment Corp.	149,062	2,492,317
National Storage Affiliates Trust	97,272	2,474,600
New Senior Investment Group, Inc.	527,257	3,110,816
NexPoint Residential Trust, Inc.	38,416	1,275,411
NorthStar Realty Europe Corp.	118,727	1,681,174
One Liberty Properties, Inc.	63,271	1,757,668
Pebblebrook Hotel Trust(a)	142,469	5,181,598
Pennsylvania Real Estate Investment Trust(a)	279,044	2,639,756
Physicians Realty Trust	466,704	7,868,629
Piedmont Office Realty Trust, Inc. Class A	310,286	5,873,714
PotlatchDeltic Corp.	82,481	3,377,597
Preferred Apartment Communities, Inc. Class A	88,017	1,547,339
QTS Realty Trust, Inc. Class A	72,863	3,109,064
Ramco-Gershenson Properties Trust	244,345	3,323,092
Retail Opportunity Investments Corp.	217,759	4,065,561
Retail Properties of America, Inc. Class A	596,188	7,267,532
Rexford Industrial Realty, Inc.	75,397	2,409,688
Safety Income & Growth, Inc.	32,122	601,645

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Saul Centers, Inc.	36,365	$2,036,440
Select Income REIT	368,543	8,085,833
Seritage Growth Properties Class A(a)	35,565	1,688,982
STAG Industrial, Inc.	243,505	6,696,387
Summit Hotel Properties, Inc.	239,627	3,242,153
Tanger Factory Outlet Centers, Inc.(a)	265,253	6,068,989
Terreno Realty Corp.	65,968	2,486,994
Tier REIT, Inc.	87,759	2,114,992
UMH Properties, Inc.	85,109	1,331,105
Uniti Group, Inc.*	1,016,734	20,487,190
Universal Health Realty Income Trust	25,082	1,866,352
Urban Edge Properties	205,318	4,533,421
Urstadt Biddle Properties, Inc. Class A	70,694	1,505,075
Washington Prime Group, Inc.	1,151,998	8,409,585
Washington Real Estate Investment Trust	150,310	4,607,001
Whitestone REIT(a)	155,066	2,152,316
Xenia Hotels & Resorts, Inc.	280,545	6,648,916

Total Equity Real Estate Investment Trusts (REITs)		288,134,906
Food & Staples Retailing – 0.9%
Andersons, Inc. (The)	90,293	3,399,531
Ingles Markets, Inc. Class A	49,583	1,698,218
PriceSmart, Inc.	41,233	3,337,811
SpartanNash Co.	153,355	3,076,301
Village Super Market, Inc. Class A	69,918	1,901,770
Weis Markets, Inc.	126,085	5,472,089

Total Food & Staples Retailing		18,885,720
Food Products – 1.5%
Alico, Inc.	11,033	372,915
B&G Foods, Inc.(a)	604,216	16,585,729
Calavo Growers, Inc.(a)	37,576	3,629,842
Dean Foods Co.	477,408	3,389,597
J&J Snack Foods Corp.	36,846	5,559,693
John B. Sanfilippo & Son, Inc.	11,506	821,298
Limoneira Co.	23,919	624,525
Tootsie Roll Industries, Inc.(a)	64,878	1,897,682

Total Food Products		32,881,281
Gas Utilities – 1.3%
Chesapeake Utilities Corp.	41,813	3,508,111
Northwest Natural Holding Co.	131,939	8,826,719
RGC Resources, Inc.(a)	25,483	680,651
South Jersey Industries, Inc.	441,433	15,569,342

Total Gas Utilities		28,584,823
Health Care Equipment & Supplies – 0.6%
Atrion Corp.	2,293	1,593,176
CONMED Corp.	71,285	5,647,198
Invacare Corp.	15,159	220,564
LeMaitre Vascular, Inc.	21,966	850,963
Meridian Bioscience, Inc.	243,356	3,626,004
Utah Medical Products, Inc.	8,415	792,693

Total Health Care Equipment & Supplies		12,730,598
Health Care Providers & Services – 1.1%
Aceto Corp.	132,825	300,185
Ensign Group, Inc. (The)	63,321	2,401,132
National HealthCare Corp.	75,473	5,688,400
National Research Corp.	66,753	2,576,666
Owens & Minor, Inc.	551,071	9,103,693
Psychemedics Corp.	24,381	458,607
U.S. Physical Therapy, Inc.	23,379	2,772,749

Total Health Care Providers & Services		23,301,432
Health Care Technology – 0.1%
Computer Programs & Systems, Inc.(a)	31,941	857,616
Simulations Plus, Inc.	42,449	857,470

Total Health Care Technology		1,715,086
Hotels, Restaurants & Leisure – 3.7%
BBX Capital Corp.	53,673	398,254
BJ’s Restaurants, Inc.	40,033	2,890,383
Bloomin’ Brands, Inc.	221,807	4,389,561
Brinker International, Inc.(a)	308,509	14,416,626
Cheesecake Factory, Inc. (The)(a)	179,220	9,595,439
Dine Brands Global, Inc.	226,255	18,396,794
International Speedway Corp. Class A	43,356	1,898,993
Jack in the Box, Inc.	73,693	6,177,684
Papa John’s International, Inc.(a)	90,501	4,640,891
RCI Hospitality Holdings, Inc.	6,194	183,404
Red Rock Resorts, Inc. Class A	141,568	3,772,787
Ruth’s Hospitality Group, Inc.	87,439	2,758,700
Sonic Corp.	152,131	6,593,358
Speedway Motorsports, Inc.	198,125	3,536,531
Wingstop, Inc.	32,472	2,216,863

Total Hotels, Restaurants & Leisure		81,866,268
Household Durables – 1.3%
Bassett Furniture Industries, Inc.	20,460	434,775
CSS Industries, Inc.	44,359	631,228
Ethan Allen Interiors, Inc.	117,541	2,438,976
Flexsteel Industries, Inc.	23,863	709,686
Hooker Furniture Corp.	21,074	712,301
KB Home	44,654	1,067,677
La-Z-Boy, Inc.	118,248	3,736,637
Lifetime Brands, Inc.	23,963	261,197
MDC Holdings, Inc.(a)	246,897	7,303,213
Tupperware Brands Corp.	359,476	12,024,472

Total Household Durables		29,320,162
Household Products – 1.0%
Energizer Holdings, Inc.	240,459	14,102,920
Oil-Dri Corp. of America	18,377	708,617
WD-40 Co.	37,437	6,442,908

Total Household Products		21,254,445
Independent Power & Renewable Electricity Producers – 2.0%
Clearway Energy, Inc. Class A	354,827	6,755,906
Clearway Energy, Inc. Class C	655,931	12,626,672
Pattern Energy Group, Inc. Class A(a)	1,260,668	25,049,473

Total Independent Power & Renewable Electricity Producers		44,432,051

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Industrial Conglomerates – 0.2%
Raven Industries, Inc.	90,415	$4,136,486
Insurance – 1.9%
American Equity Investment Life Holding Co.	36,815	1,301,778
AMERISAFE, Inc.	11,813	731,815
AmTrust Financial Services, Inc.	675,179	9,803,599
Crawford & Co. Class A	45,477	409,293
Crawford & Co. Class B	20,660	190,279
Donegal Group, Inc. Class A	36,213	514,587
EMC Insurance Group, Inc.	32,894	813,140
Employers Holdings, Inc.	20,738	939,431
FBL Financial Group, Inc. Class A	31,117	2,341,554
FedNat Holding Co.	16,309	415,553
HCI Group, Inc.	23,113	1,011,194
Heritage Insurance Holdings, Inc.(a)	16,632	246,486
Horace Mann Educators Corp.	51,202	2,298,970
Independence Holding Co.	3,208	115,167
Investors Title Co.	552	92,681
Kingstone Cos., Inc.	8,546	162,374
Kinsale Capital Group, Inc.	6,981	445,807
Mercury General Corp.	132,020	6,622,123
National General Holdings Corp.	42,857	1,150,282
National Western Life Group, Inc. Class A	314	100,229
Navigators Group, Inc. (The)	7,042	486,602
Protective Insurance Corp. Class B	27,854	639,249
RLI Corp.	32,366	2,543,320
Safety Insurance Group, Inc.	30,857	2,764,787
State Auto Financial Corp.	30,429	929,302
Stewart Information Services Corp.	35,274	1,587,683
Tiptree, Inc.	27,358	179,195
United Fire Group, Inc.	30,020	1,524,116
United Insurance Holdings Corp.	32,287	722,583
Universal Insurance Holdings, Inc.	37,833	1,836,792

Total Insurance		42,919,971
Internet & Catalog Retail – 0.2%
Nutrisystem, Inc.	65,698	2,434,111
PetMed Express, Inc.(a)	63,610	2,099,766

Total Internet & Catalog Retail		4,533,877
IT Services – 1.5%
Cass Information Systems, Inc.	25,190	1,640,373
Convergys Corp.	256,452	6,088,170
CSG Systems International, Inc.	99,843	4,007,698
Hackett Group, Inc. (The)	90,600	1,825,590
ManTech International Corp. Class A	70,852	4,484,932
NIC, Inc.	213,135	3,154,398
Science Applications International Corp.	109,745	8,845,447
TTEC Holdings, Inc.	93,749	2,428,099

Total IT Services		32,474,707
Leisure Products – 0.7%
Acushnet Holdings Corp.	291,845	8,005,309
Callaway Golf Co.	44,732	1,086,540
Escalade, Inc.	60,981	783,606
Johnson Outdoors, Inc. Class A	9,713	903,212
Marine Products Corp.	102,653	2,349,727
Sturm Ruger & Co., Inc.(a)	46,346	3,200,191

Total Leisure Products		16,328,585
Life Sciences Tools & Services – 0.1%
Luminex Corp.	84,111	2,549,404
Machinery – 3.9%
Actuant Corp. Class A	15,522	433,064
Alamo Group, Inc.	6,459	591,709
Albany International Corp. Class A	50,723	4,032,478
Altra Industrial Motion Corp.(a)	68,879	2,844,703
American Railcar Industries, Inc.(a)	125,812	5,799,933
Astec Industries, Inc.	27,165	1,369,388
Briggs & Stratton Corp.	155,211	2,984,708
Columbus McKinnon Corp.	15,450	610,893
DMC Global, Inc.	8,893	362,834
Douglas Dynamics, Inc.	93,113	4,087,661
Eastern Co. (The)	16,519	469,140
EnPro Industries, Inc.	34,951	2,548,976
ESCO Technologies, Inc.	21,674	1,474,916
Federal Signal Corp.	136,600	3,658,148
Franklin Electric Co., Inc.	71,677	3,386,738
Global Brass & Copper Holdings, Inc.	25,678	947,518
Gorman-Rupp Co. (The)	68,038	2,483,387
Graham Corp.	29,880	841,720
Greenbrier Cos., Inc. (The)	85,099	5,114,450
Hillenbrand, Inc.	185,329	9,692,707
Hurco Cos., Inc.	9,979	450,053
Hyster-Yale Materials Handling, Inc.	29,104	1,790,769
Kadant, Inc.	15,107	1,629,290
Lindsay Corp.	23,173	2,322,862
Miller Industries, Inc.	50,154	1,349,143
Mueller Industries, Inc.	105,198	3,048,638
Mueller Water Products, Inc. Class A	335,490	3,861,490
NN, Inc.	45,668	712,421
Omega Flex, Inc.	23,495	1,671,904
Park-Ohio Holdings Corp.	24,109	924,580
REV Group, Inc.(a)	80,095	1,257,491
Spartan Motors, Inc.	35,812	528,227
Standex International Corp.	14,584	1,520,382
Sun Hydraulics Corp.	28,194	1,544,467
Tennant Co.	38,554	2,928,176
Titan International, Inc.	17,665	131,074
Wabash National Corp.	113,963	2,077,545
Watts Water Technologies, Inc. Class A	47,579	3,949,057

Total Machinery		85,432,640
Marine – 0.3%
Matson, Inc.	195,638	7,755,090
Media – 4.6%
Beasley Broadcast Group, Inc. Class A	29,400	202,860
Emerald Expositions Events, Inc.	163,358	2,692,140
Entercom Communications Corp. Class A(a)	748,370	5,912,123

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Entravision Communications Corp. Class A	272,308	$1,334,309
Gannett Co., Inc.	1,031,684	10,327,157
John Wiley & Sons, Inc. Class A	157,805	9,562,983
Meredith Corp.(a)	187,899	9,592,244
National CineMedia, Inc.	1,451,338	15,369,669
New Media Investment Group, Inc.	763,814	11,984,242
New York Times Co. (The) Class A	237,398	5,495,764
Nexstar Media Group, Inc. Class A	123,870	10,083,018
Saga Communications, Inc. Class A	21,727	785,431
Scholastic Corp.	77,313	3,609,744
Sinclair Broadcast Group, Inc. Class A	251,051	7,117,296
TEGNA, Inc.	722,517	8,641,303

Total Media		102,710,283
Metals & Mining – 2.4%
Carpenter Technology Corp.	107,078	6,312,248
Commercial Metals Co.	436,658	8,960,222
Compass Minerals International, Inc.(a)	231,367	15,547,862
Gold Resource Corp.	55,453	285,028
Haynes International, Inc.	59,050	2,096,275
Hecla Mining Co.	184,737	515,416
Kaiser Aluminum Corp.	55,594	6,063,082
Materion Corp.	27,574	1,668,227
Olympic Steel, Inc.	7,670	160,073
Schnitzer Steel Industries, Inc. Class A	110,813	2,997,492
Synalloy Corp.	13,588	310,486
Worthington Industries, Inc.	204,611	8,871,933

Total Metals & Mining		53,788,344
Multi-Utilities – 1.6%
Black Hills Corp.	278,892	16,200,836
NorthWestern Corp.	263,563	15,460,605
Unitil Corp.	65,484	3,333,136

Total Multi-Utilities		34,994,577
Multiline Retail – 0.3%
Big Lots, Inc.(a)	116,784	4,880,403
Dillard’s, Inc. Class A(a)	28,015	2,138,665

Total Multiline Retail		7,019,068
Oil, Gas & Consumable Fuels – 3.8%
Adams Resources & Energy, Inc.	14,630	621,190
Arch Coal, Inc. Class A	59,128	5,286,043
CVR Energy, Inc.	844,835	33,979,264
Delek U.S. Holdings, Inc.	243,513	10,332,256
Evolution Petroleum Corp.	236,243	2,610,485
Green Plains, Inc.	193,791	3,333,205
Hallador Energy Co.	130,176	809,695
NACCO Industries, Inc. Class A	13,200	432,300
Panhandle Oil and Gas, Inc. Class A	20,508	378,373
SemGroup Corp. Class A	898,361	19,808,860
SM Energy Co.	83,732	2,640,070
World Fuel Services Corp.	99,221	2,746,437

Total Oil, Gas & Consumable Fuels		82,978,178
Paper & Forest Products – 2.0%
Boise Cascade Co.	44,885	1,651,768
Domtar Corp.	353,767	18,456,024
KapStone Paper and Packaging Corp.	289,897	9,830,407
Neenah, Inc.	50,618	4,368,333
PH Glatfelter Co.	187,087	3,575,233
Schweitzer-Mauduit International, Inc.	194,467	7,450,031

Total Paper & Forest Products		45,331,796
Personal Products – 0.7%
Inter Parfums, Inc.	96,566	6,223,679
Medifast, Inc.	34,450	7,632,397
Natural Health Trends Corp.(a)	51,899	1,208,209

Total Personal Products		15,064,285
Pharmaceuticals – 0.1%
Phibro Animal Health Corp. Class A	38,824	1,665,550
Professional Services – 1.6%
Barrett Business Services, Inc.	18,319	1,223,343
BG Staffing, Inc.	90,387	2,458,526
CRA International, Inc.	21,173	1,063,308
Exponent, Inc.	97,420	5,221,712
Forrester Research, Inc.	48,956	2,247,080
Heidrick & Struggles International, Inc.	66,716	2,258,337
Insperity, Inc.	70,268	8,288,111
Kelly Services, Inc. Class A	59,299	1,424,955
Kforce, Inc.	79,428	2,986,493
Korn/Ferry International	87,562	4,311,553
Reis, Inc.	60,845	1,399,435
Resources Connection, Inc.	151,577	2,516,178

Total Professional Services		35,399,031
Real Estate Management & Development – 0.4%
Consolidated-Tomoka Land Co.	532	33,133
Griffin Industrial Realty, Inc.	3,066	119,574
Kennedy-Wilson Holdings, Inc.	322,482	6,933,363
RE/MAX Holdings, Inc. Class A	12,246	543,110
RMR Group, Inc. (The) Class A	12,846	1,192,109

Total Real Estate Management & Development		8,821,289
Road & Rail – 0.5%
ArcBest Corp.	35,170	1,707,503
Heartland Express, Inc.	48,948	965,744
Marten Transport Ltd.	44,517	937,083
Schneider National, Inc. Class B	114,560	2,861,709
Universal Logistics Holdings, Inc.	55,947	2,058,850
Werner Enterprises, Inc.	84,515	2,987,605

Total Road & Rail		11,518,494
Semiconductors & Semiconductor Equipment – 1.0%
Brooks Automation, Inc.	188,615	6,607,183
Cabot Microelectronics Corp.	36,390	3,754,356
Cohu, Inc.	49,226	1,235,573
NVE Corp.	40,491	4,287,187
Power Integrations, Inc.	36,691	2,318,871
Xperi Corp.	317,388	4,713,212

Total Semiconductors & Semiconductor Equipment		22,916,382

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Software – 1.0%
American Software, Inc. Class A	165,154	$2,003,318
Ebix, Inc.(a)	19,704	1,559,572
Monotype Imaging Holdings, Inc.	125,485	2,534,797
Progress Software Corp.	106,980	3,775,324
QAD, Inc. Class A	19,553	1,107,678
TiVo Corp.	900,263	11,208,274

Total Software		22,188,963
Specialty Retail – 7.8%
Aaron’s, Inc.	35,330	1,924,072
Abercrombie & Fitch Co. Class A	493,319	10,418,897
American Eagle Outfitters, Inc.	840,404	20,867,231
Barnes & Noble, Inc.	1,088,123	6,311,113
Bed Bath & Beyond, Inc.	607,778	9,116,670
Big 5 Sporting Goods Corp.(a)	289,771	1,477,832
Buckle, Inc. (The)(a)	353,626	8,151,079
Caleres, Inc.	61,280	2,197,501
Camping World Holdings, Inc. Class A(a)	40,504	863,545
Cato Corp. (The) Class A	323,572	6,801,483
Chico’s FAS, Inc.	759,650	6,586,166
Children’s Place, Inc. (The)	33,538	4,286,156
Citi Trends, Inc.	26,756	769,770
Dick’s Sporting Goods, Inc.	297,853	10,567,824
DSW, Inc. Class A	425,021	14,399,712
GameStop Corp. Class A(a)	1,312,073	20,035,355
Group 1 Automotive, Inc.	42,029	2,727,682
Guess?, Inc.	735,066	16,612,492
Haverty Furniture Cos., Inc.	80,395	1,776,730
Lithia Motors, Inc. Class A(a)	34,864	2,846,994
Monro, Inc.	71,177	4,953,919
Office Depot, Inc.	2,580,909	8,284,718
Shoe Carnival, Inc.	33,481	1,289,019
Sonic Automotive, Inc. Class A	47,312	915,487
Tailored Brands, Inc.	296,306	7,463,948
Tile Shop Holdings, Inc.	191,023	1,365,815
Winmark Corp.	2,157	358,062

Total Specialty Retail		173,369,272
Technology Hardware, Storage & Peripherals – 0.0%
TransAct Technologies, Inc.	30,091	433,310
Textiles, Apparel & Luxury Goods – 0.6%
Culp, Inc.	21,770	526,834
Movado Group, Inc.	45,913	1,923,755
Oxford Industries, Inc.	41,534	3,746,367
Rocky Brands, Inc.	30,052	850,471
Superior Group of Cos, Inc.	34,088	648,354
Wolverine World Wide, Inc.	127,454	4,977,079

Total Textiles, Apparel & Luxury Goods		12,672,860
Thrifts & Mortgage Finance – 1.1%
BankFinancial Corp.	19,454	310,097
Beneficial Bancorp, Inc.	56,137	948,715
Capitol Federal Financial, Inc.	177,792	2,265,070
Dime Community Bancshares, Inc.	50,336	898,498
ESSA Bancorp, Inc.	12,392	201,494
Federal Agricultural Mortgage Corp. Class C	9,272	669,253
First Defiance Financial Corp.	19,199	578,082
FS Bancorp, Inc.(a)	1,338	74,553
Greene County Bancorp, Inc.(a)	4,845	155,524
Hingham Institution for Savings	922	202,665
Home Bancorp, Inc.	6,152	267,489
Kearny Financial Corp.	52,319	724,618
Meridian Bancorp, Inc.	21,214	360,638
Meta Financial Group, Inc.	2,971	245,553
Northfield Bancorp, Inc.	58,724	934,886
Northwest Bancshares, Inc.	199,482	3,455,028
OceanFirst Financial Corp.	37,604	1,023,581
Oritani Financial Corp.	99,244	1,543,244
Provident Financial Holdings, Inc.	10,785	197,365
Provident Financial Services, Inc.	100,247	2,461,064
Prudential Bancorp, Inc.	2,883	49,905
Riverview Bancorp, Inc.	13,127	116,043
SI Financial Group, Inc.	6,366	89,124
Southern Missouri Bancorp, Inc.	4,610	171,815
Territorial Bancorp, Inc.	11,606	342,957
Timberland Bancorp, Inc.	6,112	190,939
TrustCo Bank Corp.	141,715	1,204,577
United Community Financial Corp.	40,222	388,947
United Financial Bancorp, Inc.	69,328	1,166,790
Washington Federal, Inc.	78,608	2,515,456
Waterstone Financial, Inc.	37,284	639,421
Western New England Bancorp, Inc.	21,737	234,760
WSFS Financial Corp.	11,951	563,490

Total Thrifts & Mortgage Finance		25,191,641
Tobacco – 1.6%
Turning Point Brands, Inc.	29,506	1,223,319
Universal Corp.	167,028	10,856,820
Vector Group Ltd.(a)	1,620,621	22,332,161

Total Tobacco		34,412,300
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	115,686	9,052,429
GATX Corp.	170,105	14,729,392
H&E Equipment Services, Inc.	172,039	6,499,633
Kaman Corp.	62,911	4,201,197
Systemax, Inc.	84,504	2,783,562

Total Trading Companies & Distributors		37,266,213
Water Utilities – 1.1%
American States Water Co.	109,418	6,689,816
Artesian Resources Corp. Class A	31,905	1,173,466
California Water Service Group	129,413	5,551,818
Connecticut Water Service, Inc.	40,627	2,818,295
Global Water Resources, Inc.	92,549	980,094
Middlesex Water Co.	56,288	2,725,465
SJW Group	45,120	2,759,088
York Water Co. (The)	39,349	1,196,210

Total Water Utilities		23,894,252

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2018

Investments	Shares	Value
Wireless Telecommunication Services – 0.7%
Shenandoah Telecommunications Co.	61,441	$2,380,839
Spok Holdings, Inc.	99,992	1,539,877
Telephone & Data Systems, Inc.	395,035	12,020,915

Total Wireless Telecommunication Services		15,941,631
TOTAL COMMON STOCKS (Cost: $2,039,342,959)		2,193,964,765
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $10,097,471)	283,968	10,472,740
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
United States – 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $69,987,181)(d)	69,987,181	69,987,181
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $2,119,427,611)		2,274,424,686
Other Assets less Liabilities – (2.9)%		(63,347,852)

NET ASSETS – 100.0%		$2,211,076,834

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $159,073,922 and the total market value of the collateral held by the Fund was $162,981,965. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $92,994,784.

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
Puerto Rico – 0.5%
Banks – 0.2%
First BanCorp*	190,844	$1,736,681
IT Services – 0.3%
EVERTEC, Inc.	100,121	2,412,916
Total Puerto Rico		4,149,597
United States – 99.3%
Aerospace & Defense – 1.6%
AAR Corp.	24,329	1,165,116
Aerovironment, Inc.*	7,361	825,683
Astronics Corp.*	16,537	719,360
Axon Enterprise, Inc.*	11,477	785,371
Ducommun, Inc.*	10,168	415,261
Engility Holdings, Inc.*	23,106	831,585
Esterline Technologies Corp.*	34,457	3,133,864
National Presto Industries, Inc.(a)	9,844	1,276,275
Sparton Corp.*	1,435	20,707
Triumph Group, Inc.	124,968	2,911,754
Vectrus, Inc.*	14,654	457,058

Total Aerospace & Defense		12,542,034
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc.*	15,853	1,010,629
Forward Air Corp.	22,758	1,631,749
Hub Group, Inc. Class A*	23,622	1,077,163
Radiant Logistics, Inc.*	7,052	41,677

Total Air Freight & Logistics		3,761,218
Auto Components – 2.5%
American Axle & Manufacturing Holdings, Inc.*	333,932	5,823,774
Cooper Tire & Rubber Co.	121,128	3,427,922
Fox Factory Holding Corp.*	25,970	1,819,198
Gentherm, Inc.*	41,189	1,872,040
Modine Manufacturing Co.*	40,673	606,028
Motorcar Parts of America, Inc.*	28,992	679,862
Shiloh Industries, Inc.*	11,992	131,912
Standard Motor Products, Inc.	28,530	1,404,247
Stoneridge, Inc.*	71,913	2,137,254
Strattec Security Corp.	3,938	140,390
Tower International, Inc.	42,726	1,292,462

Total Auto Components		19,335,089
Automobiles – 0.1%
Winnebago Industries, Inc.	25,782	854,673
Banks – 10.3%
1st Source Corp.	19,298	1,015,461
Access National Corp.	8,980	243,448
Allegiance Bancshares, Inc.*	8,063	336,227
American National Bankshares, Inc.	6,783	264,537
Ameris Bancorp	26,114	1,193,410
Arrow Financial Corp.	12,530	463,613
Atlantic Capital Bancshares, Inc.*	11,276	188,873
Banc of California, Inc.	37,367	706,236
BancFirst Corp.	23,680	1,419,616
Bancorp, Inc. (The)*	5,258	50,424
Bank of Commerce Holdings	10,832	132,150
Bankwell Financial Group, Inc.	5,993	187,940
Banner Corp.	25,560	1,589,065
Bar Harbor Bankshares	12,138	348,603
BCB Bancorp, Inc.	10,079	139,594
Berkshire Hills Bancorp, Inc.	27,295	1,110,907
Blue Hills Bancorp, Inc.	14,472	348,775
Boston Private Financial Holdings, Inc.	68,904	940,540
Bridge Bancorp, Inc.	15,287	507,528
Brookline Bancorp, Inc.	55,158	921,139
Bryn Mawr Bank Corp.	13,056	612,326
C&F Financial Corp.	3,017	177,249
Camden National Corp.	14,265	619,672
Capital City Bank Group, Inc.	8,583	200,327
Capstar Financial Holdings, Inc.	2,709	45,240
CenterState Bank Corp.	38,849	1,089,714
Central Pacific Financial Corp.	23,447	619,704
Century Bancorp, Inc. Class A	5,147	371,871
City Holding Co.	12,897	990,490
CNB Financial Corp.	13,453	388,254
Codorus Valley Bancorp, Inc.	7,846	245,109
Community Trust Bancorp, Inc.	15,305	709,387
ConnectOne Bancorp, Inc.	16,914	401,708
Customers Bancorp, Inc.*	36,689	863,292
Enterprise Bancorp, Inc.	9,390	322,922
Enterprise Financial Services Corp.	18,530	983,017
Equity Bancshares, Inc. Class A*	7,448	292,408
Evans Bancorp, Inc.	3,863	181,368
FB Financial Corp.	13,187	516,667
Fidelity Southern Corp.	29,465	730,143
Financial Institutions, Inc.	13,858	435,141
First Bancorp	15,776	639,086
First Bancorp, Inc.	9,403	272,405
First Bancshares, Inc. (The)	4,996	195,094
First Busey Corp.	29,732	923,179
First Business Financial Services, Inc.	7,685	178,138
First Commonwealth Financial Corp.	70,348	1,135,417
First Community Bancshares, Inc.	13,443	455,449
First Connecticut Bancorp, Inc.	11,969	353,684
First Financial Bancorp	76,157	2,261,863
First Financial Corp.	11,177	561,085
First Financial Northwest, Inc.	8,260	136,868
First Foundation, Inc.*	24,791	387,235
First Internet Bancorp	5,854	178,254
First Interstate BancSystem, Inc. Class A	36,955	1,655,584
First Merchants Corp.	32,792	1,475,312
First Mid-Illinois Bancshares, Inc.	11,216	452,341
Flushing Financial Corp.	25,880	631,472
Franklin Financial Network, Inc.*	14,816	579,306
German American Bancorp, Inc.	16,858	594,750
Great Southern Bancorp, Inc.	14,663	811,597
Green Bancorp, Inc.	23,073	509,913
Guaranty Bancorp	19,464	578,081

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Hanmi Financial Corp.	27,359	$681,239
HarborOne Bancorp, Inc.*	8,553	163,533
Heartland Financial USA, Inc.	23,541	1,366,555
Heritage Commerce Corp.	28,294	422,147
Heritage Financial Corp.	19,455	683,843
HomeTrust Bancshares, Inc.*	7,588	221,190
Horizon Bancorp, Inc.	26,232	518,082
Independent Bank Corp.	34,685	1,863,361
Independent Bank Group, Inc.	15,735	1,043,231
Investar Holding Corp.	4,574	122,812
Lakeland Bancorp, Inc.	37,503	676,929
Lakeland Financial Corp.	18,183	845,146
LegacyTexas Financial Group, Inc.	36,142	1,539,649
Live Oak Bancshares, Inc.	20,182	540,878
Macatawa Bank Corp.	26,718	312,868
Mercantile Bank Corp.	13,141	438,515
Midland States Bancorp, Inc.	12,301	394,862
MidWestOne Financial Group, Inc.	10,307	343,326
MutualFirst Financial, Inc.	5,335	196,595
National Bank Holdings Corp. Class A	16,195	609,742
National Commerce Corp.*	8,994	371,452
NBT Bancorp, Inc.	33,718	1,294,097
Northeast Bancorp	8,903	193,195
Northrim BanCorp, Inc.	6,976	289,853
Norwood Financial Corp.	4,601	180,175
OFG Bancorp	59,488	960,731
Old Second Bancorp, Inc.	28,471	439,877
Opus Bank	14,995	410,863
Pacific Premier Bancorp, Inc.*	21,869	813,527
Park National Corp.	11,252	1,187,761
Peapack Gladstone Financial Corp.	14,771	456,276
Penns Woods Bancorp, Inc.	3,504	152,249
Peoples Bancorp, Inc.	16,620	582,199
Peoples Financial Services Corp.	6,166	261,438
Preferred Bank	10,585	619,223
QCR Holdings, Inc.	11,638	475,412
Renasant Corp.	35,625	1,468,106
Republic Bancorp, Inc. Class A	18,874	870,091
Republic First Bancorp, Inc.*	11,293	80,745
S&T Bancorp, Inc.	30,464	1,320,919
Sandy Spring Bancorp, Inc.	21,928	861,990
Seacoast Banking Corp. of Florida*	23,423	683,952
Shore Bancshares, Inc.	8,624	153,680
Sierra Bancorp	11,461	331,223
Southern First Bancshares, Inc.*	4,905	192,767
Southern National Bancorp of Virginia, Inc.	5,502	89,132
Southside Bancshares, Inc.	24,027	836,140
Stock Yards Bancorp, Inc.	17,004	617,245
Tompkins Financial Corp.	11,483	932,305
Towne Bank	43,511	1,342,314
TriCo Bancshares	17,741	685,157
TriState Capital Holdings, Inc.*	21,829	602,480
Triumph Bancorp, Inc.*	16,199	618,802
Union Bankshares Corp.	42,309	1,630,166
United Community Banks, Inc.	56,672	1,580,582
Univest Corp. of Pennsylvania	21,317	563,835
Veritex Holdings, Inc.*	8,096	228,793
Washington Trust Bancorp, Inc.	13,910	769,223
WesBanco, Inc.	43,933	1,958,533
West Bancorporation, Inc.	14,195	333,583
Westamerica Bancorporation(a)	15,184	913,469

Total Banks		79,208,271
Beverages – 0.6%
Boston Beer Co., Inc. (The) Class A*	9,653	2,775,238
Coca-Cola Bottling Co. Consolidated	3,729	679,722
Craft Brew Alliance, Inc.*	1,907	31,179
MGP Ingredients, Inc.	10,012	790,748

Total Beverages		4,276,887
Biotechnology – 1.3%
BioSpecifics Technologies Corp.*	5,320	311,167
BioTime, Inc.*(a)	396,496	931,766
Concert Pharmaceuticals, Inc.*	74,211	1,101,291
Eagle Pharmaceuticals, Inc.*(a)	35,567	2,465,860
Emergent BioSolutions, Inc.*	38,406	2,528,267
Enanta Pharmaceuticals, Inc.*	7,464	637,873
PDL BioPharma, Inc.*	590,460	1,552,910
Repligen Corp.*	12,309	682,657

Total Biotechnology		10,211,791
Building Products – 1.4%
AAON, Inc.	29,191	1,103,420
Advanced Drainage Systems, Inc.	18,107	559,506
American Woodmark Corp.*	12,569	986,038
Apogee Enterprises, Inc.	33,851	1,398,723
Continental Building Products, Inc.*	36,255	1,361,375
CSW Industrials, Inc.*	8,237	442,327
Gibraltar Industries, Inc.*	24,020	1,095,312
Griffon Corp.	32,334	522,194
Insteel Industries, Inc.	16,576	594,747
NCI Building Systems, Inc.*	51,752	784,043
Patrick Industries, Inc.*	21,978	1,301,098
PGT Innovations, Inc.*	29,606	639,490
Quanex Building Products Corp.	12,630	229,866

Total Building Products		11,018,139
Capital Markets – 1.7%
Artisan Partners Asset Management, Inc. Class A	30,376	984,182
B. Riley Financial, Inc.	24,679	558,979
Blucora, Inc.*	3,254	130,974
Cowen, Inc.*(a)	6,693	109,096
Diamond Hill Investment Group, Inc.	3,743	619,055
Donnelley Financial Solutions, Inc.*	24,262	434,775
GAIN Capital Holdings, Inc.(a)	29,052	188,838
GAMCO Investors, Inc. Class A	40,102	939,189
Greenhill & Co., Inc.(a)	17,803	469,109
Hamilton Lane, Inc. Class A	4,755	210,551
Houlihan Lokey, Inc.	47,095	2,115,978
INTL FCStone, Inc.*	15,682	757,754

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Moelis & Co. Class A	21,666	$1,187,297
Oppenheimer Holdings, Inc. Class A	1,142	36,087
Piper Jaffray Cos.	12,236	934,219
PJT Partners, Inc. Class A	3,772	197,464
Pzena Investment Management, Inc. Class A	24,639	235,056
Virtus Investment Partners, Inc.	4,724	537,355
Waddell & Reed Financial, Inc. Class A	83,172	1,761,583
Westwood Holdings Group, Inc.	6,347	328,394

Total Capital Markets		12,735,935
Chemicals – 1.7%
A. Schulman, Inc.	14,030	26,797
AdvanSix, Inc.*	25,344	860,429
American Vanguard Corp.	17,393	313,074
Chase Corp.	7,206	865,801
Core Molding Technologies, Inc.	7,027	46,870
Ferro Corp.*	47,548	1,104,065
FutureFuel Corp.	37,409	693,563
Hawkins, Inc.	11,061	458,478
Innophos Holdings, Inc.	19,987	887,423
Innospec, Inc.	26,635	2,044,236
KMG Chemicals, Inc.	8,778	663,266
Koppers Holdings, Inc.*	21,511	670,068
Kraton Corp.*	10,442	492,340
Rayonier Advanced Materials, Inc.	29,659	546,615
Stepan Co.	24,448	2,127,220
Trecora Resources*	5,499	76,986
Tredegar Corp.	63,660	1,378,239

Total Chemicals		13,255,470
Commercial Services & Supplies – 4.0%
ACCO Brands Corp.	103,845	1,173,449
Brady Corp. Class A	52,307	2,288,431
Ennis, Inc.	30,193	617,447
Essendant, Inc.	29,209	374,459
Heritage-Crystal Clean, Inc.*	15,325	327,189
Herman Miller, Inc.	72,696	2,791,526
HNI Corp.	43,179	1,910,239
Interface, Inc.	45,527	1,063,056
Kimball International, Inc. Class B	42,867	718,022
Knoll, Inc.	69,052	1,619,269
LSC Communications, Inc.	83,854	927,425
Matthews International Corp. Class A	28,233	1,415,885
McGrath RentCorp	20,796	1,132,758
Mobile Mini, Inc.	29,898	1,311,027
Multi-Color Corp.	15,739	979,753
NL Industries, Inc.*	117,996	707,976
Pitney Bowes, Inc.	381,926	2,704,036
Quad/Graphics, Inc.	81,470	1,697,835
SP Plus Corp.*	22,812	832,638
Steelcase, Inc. Class A	176,131	3,258,424
U.S. Ecology, Inc.	10,552	778,210
Viad Corp.	26,524	1,571,547
VSE Corp.	12,821	424,760

Total Commercial Services & Supplies		30,625,361
Communications Equipment – 2.0%
Acacia Communications, Inc.*(a)	62,967	2,604,945
ADTRAN, Inc.	39,454	696,363
Applied Optoelectronics, Inc.*(a)	43,665	1,076,779
CalAmp Corp.*	3,013	72,191
Clearfield, Inc.*	6,159	82,839
Comtech Telecommunications Corp.	8,140	295,238
Digi International, Inc.*	20,060	269,807
EMCORE Corp.*	23,595	112,076
Extreme Networks, Inc.*	3,391	18,583
NETGEAR, Inc.*	29,194	1,834,843
Oclaro, Inc.*	442,341	3,954,528
Plantronics, Inc.	32,739	1,974,162
Quantenna Communications, Inc.*	3,182	58,708
Viavi Solutions, Inc.*	194,631	2,207,115

Total Communications Equipment		15,258,177
Construction & Engineering – 1.1%
Ameresco, Inc. Class A*	39,460	538,629
Argan, Inc.	37,776	1,624,368
Comfort Systems USA, Inc.	30,658	1,729,111
Goldfield Corp. (The)*	32,415	137,764
IES Holdings, Inc.*	78,878	1,538,121
MYR Group, Inc.*	8,787	286,808
Primoris Services Corp.	47,325	1,174,606
Sterling Construction Co., Inc.*	2,255	32,292
Tutor Perini Corp.*	54,506	1,024,713

Total Construction & Engineering		8,086,412
Construction Materials – 0.1%
United States Lime & Minerals, Inc.	4,990	393,960
Consumer Finance – 1.1%
Elevate Credit, Inc.*	1,537	12,388
Encore Capital Group, Inc.*(a)	30,600	1,097,010
Enova International, Inc.*	30,020	864,576
EZCORP, Inc. Class A*	41,175	440,573
Nelnet, Inc. Class A	60,661	3,467,989
PRA Group, Inc.*	24,628	886,608
Regional Management Corp.*	15,095	435,189
World Acceptance Corp.*	12,188	1,393,820

Total Consumer Finance		8,598,153
Containers & Packaging – 0.2%
Greif, Inc. Class A	30,012	1,610,444
Myers Industries, Inc.	8,554	198,880

Total Containers & Packaging		1,809,324
Distributors – 0.2%
Core-Mark Holding Co., Inc.	27,009	917,226
Weyco Group, Inc.	12,401	436,267

Total Distributors		1,353,493
Diversified Consumer Services – 0.5%
American Public Education, Inc.*	15,306	505,863
Bridgepoint Education, Inc.*	4,913	49,916
Career Education Corp.*	7,685	114,737

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Carriage Services, Inc.	14,215	$306,333
Collectors Universe, Inc.	7,407	109,624
K12, Inc.*	8,174	144,680
Strategic Education, Inc.	17,755	2,432,968

Total Diversified Consumer Services		3,664,121
Diversified Financial Services – 0.0%
Marlin Business Services Corp.	9,377	270,526
Diversified Telecommunication Services – 0.6%
Cincinnati Bell, Inc.*	39,053	622,895
Cogent Communications Holdings, Inc.	7,960	444,168
IDT Corp. Class B*	14,951	79,838
Iridium Communications, Inc.*(a)	169,057	3,803,783

Total Diversified Telecommunication Services		4,950,684
Electric Utilities – 0.2%
Otter Tail Corp.	31,197	1,494,337
Spark Energy, Inc. Class A(a)	16,321	134,648

Total Electric Utilities		1,628,985
Electrical Equipment – 1.6%
Allied Motion Technologies, Inc.	5,533	301,161
Atkore International Group, Inc.*	77,210	2,048,381
AZZ, Inc.	22,709	1,146,805
Encore Wire Corp.	21,655	1,084,916
LSI Industries, Inc.	12,274	56,460
Powell Industries, Inc.	1,098	39,813
Preformed Line Products Co.	4,814	338,328
Sunrun, Inc.*(a)	339,426	4,222,459
Thermon Group Holdings, Inc.*	12,441	320,729
TPI Composites, Inc.*	41,214	1,176,660
Vivint Solar, Inc.*(a)	267,829	1,392,711

Total Electrical Equipment		12,128,423
Electronic Equipment, Instruments & Components – 3.5%
Badger Meter, Inc.	15,259	807,964
Bel Fuse, Inc. Class B	10,328	273,692
Benchmark Electronics, Inc.	43,838	1,025,809
Control4 Corp.*	9,562	328,263
CTS Corp.	28,313	971,136
Daktronics, Inc.	24,633	193,123
ePlus, Inc.*	14,644	1,357,499
FARO Technologies, Inc.*	137	8,816
Insight Enterprises, Inc.*	54,726	2,960,129
KEMET Corp.*	432,799	8,028,421
Kimball Electronics, Inc.*	33,134	651,083
Mesa Laboratories, Inc.	1,806	335,230
Methode Electronics, Inc.	44,745	1,619,769
MTS Systems Corp.	9,230	505,343
OSI Systems, Inc.*	9,168	699,610
Park Electrochemical Corp.	7,244	141,186
PC Connection, Inc.	36,928	1,436,130
PCM, Inc.*	22,325	436,454
Plexus Corp.*	37,999	2,223,322
ScanSource, Inc.*	30,960	1,235,304
TTM Technologies, Inc.*	96,795	1,540,008
Vishay Precision Group, Inc.*	9,816	367,118

Total Electronic Equipment, Instruments & Components		27,145,409
Energy Equipment & Services – 0.5%
Basic Energy Services, Inc.*	62,650	625,874
Covia Holdings Corp.*(a)	11,871	106,483
Key Energy Services, Inc.*	173,128	1,980,584
Natural Gas Services Group, Inc.*	2,191	46,230
NCS Multistage Holdings, Inc.*(a)	4,748	78,389
Newpark Resources, Inc.*	6,167	63,828
Smart Sand, Inc.*(a)	57,172	234,977
Solaris Oilfield Infrastructure, Inc. Class A*(a)	1,577	29,790
Unit Corp.*	31,628	824,226

Total Energy Equipment & Services		3,990,381
Entertainment – 0.5%
Marcus Corp. (The)	29,661	1,247,245
World Wrestling Entertainment, Inc. Class A	24,390	2,359,245

Total Entertainment		3,606,490
Equity Real Estate Investment Trusts (REITs) – 3.3%
Agree Realty Corp.	16,252	863,306
Alexander & Baldwin, Inc.	15,346	348,201
American Assets Trust, Inc.	12,130	452,328
Armada Hoffler Properties, Inc.	19,626	296,549
CareTrust REIT, Inc.	26,403	467,597
CBL & Associates Properties, Inc.(a)	289,391	1,154,670
Chatham Lodging Trust	17,524	366,076
Chesapeake Lodging Trust	25,373	813,712
Community Healthcare Trust, Inc.	1,505	46,625
CorEnergy Infrastructure Trust, Inc.(a)	11,711	440,099
CorePoint Lodging, Inc.	18,349	356,888
Easterly Government Properties, Inc.	2,457	47,592
Farmland Partners, Inc.(a)	3,396	22,753
Four Corners Property Trust, Inc.	50,374	1,294,108
Getty Realty Corp.	20,495	585,337
Gladstone Land Corp.(a)	355	4,381
Global Net Lease, Inc.	20,950	436,808
Government Properties Income Trust(a)	34,014	384,018
Hersha Hospitality Trust	72,244	1,637,772
InfraREIT, Inc.	38,761	819,795
Jernigan Capital, Inc.(a)	9,866	190,315
Kite Realty Group Trust	9,675	161,089
LTC Properties, Inc.	29,229	1,289,291
Mack-Cali Realty Corp.	14,841	315,520
MedEquities Realty Trust, Inc.	24,764	240,706
Monmouth Real Estate Investment Corp.	17,330	289,758
National Storage Affiliates Trust	7,309	185,941
NexPoint Residential Trust, Inc.	30,877	1,025,116
One Liberty Properties, Inc.	13,189	366,391
PotlatchDeltic Corp.	33,666	1,378,623
Ramco-Gershenson Properties Trust	48,801	663,694
Retail Opportunity Investments Corp.	28,423	530,657
Safety Income & Growth, Inc.	2,377	44,521
Saul Centers, Inc.	8,867	496,552
Summit Hotel Properties, Inc.	79,492	1,075,527

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Terreno Realty Corp.	15,882	$598,751
Tier REIT, Inc.	65,863	1,587,298
Universal Health Realty Income Trust	8,276	615,817
Urstadt Biddle Properties, Inc. Class A	26,316	560,268
Washington Prime Group, Inc.	338,398	2,470,305
Whitestone REIT(a)	6,925	96,119

Total Equity Real Estate Investment Trusts (REITs)		25,020,874
Food & Staples Retailing – 0.9%
Andersons, Inc. (The)	15,608	587,641
Chefs’ Warehouse, Inc. (The)*	14,119	513,226
Ingles Markets, Inc. Class A	31,674	1,084,834
Natural Grocers by Vitamin Cottage, Inc.*	17,058	288,110
Rite Aid Corp.*(a)	969,801	1,241,345
Smart & Final Stores, Inc.*	17,364	98,975
SpartanNash Co.	38,597	774,256
Village Super Market, Inc. Class A	19,762	537,526
Weis Markets, Inc.	37,237	1,616,086

Total Food & Staples Retailing		6,741,999
Food Products – 0.6%
Calavo Growers, Inc.(a)	10,553	1,019,420
Dean Foods Co.	73,486	521,751
Farmer Brothers Co.*	13,037	344,177
John B. Sanfilippo & Son, Inc.	11,999	856,489
Landec Corp.*	18,521	266,702
Limoneira Co.	7,977	208,279
Seneca Foods Corp. Class A*	3,115	104,975
Tootsie Roll Industries, Inc.(a)	39,015	1,141,189

Total Food Products		4,462,982
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	11,068	928,605
Northwest Natural Holding Co.	19,178	1,283,008
RGC Resources, Inc.	4,509	120,436

Total Gas Utilities		2,332,049
Health Care Equipment & Supplies – 0.9%
AngioDynamics, Inc.*	3,981	86,547
Anika Therapeutics, Inc.*	12,033	507,552
Atrion Corp.	1,087	755,248
CONMED Corp.	10,731	850,110
CryoLife, Inc.*	10,141	356,963
Cutera, Inc.*	5,193	169,032
Integer Holdings Corp.*	9,155	759,407
Lantheus Holdings, Inc.*	30,325	453,359
LeMaitre Vascular, Inc.	9,748	377,637
Meridian Bioscience, Inc.	41,523	618,693
OraSure Technologies, Inc.*	26,658	411,866
Surmodics, Inc.*	3,097	231,191
Tactile Systems Technology, Inc.*(a)	4,724	335,640
Utah Medical Products, Inc.	3,463	326,215
Varex Imaging Corp.*	28,584	819,217

Total Health Care Equipment & Supplies		7,058,677
Health Care Providers & Services – 4.5%
Aceto Corp.	14,871	33,609
Addus HomeCare Corp.*	11,101	778,735
Amedisys, Inc.*	25,070	3,132,747
BioTelemetry, Inc.*	29,854	1,924,090
Civitas Solutions, Inc.*	32,482	479,110
CorVel Corp.*	11,915	717,879
Cross Country Healthcare, Inc.*	2,835	24,750
Diplomat Pharmacy, Inc.*(a)	7,734	150,117
Ensign Group, Inc. (The)	49,373	1,872,224
LHC Group, Inc.*	18,892	1,945,687
LifePoint Health, Inc.*	82,549	5,316,156
Magellan Health, Inc.*	19,316	1,391,718
National HealthCare Corp.	15,939	1,201,322
National Research Corp.	13,509	521,447
Owens & Minor, Inc.	83,520	1,379,750
Premier, Inc. Class A*	236,753	10,838,552
RadNet, Inc.*	23,648	355,902
Tivity Health, Inc.*	37,743	1,213,438
Triple-S Management Corp. Class B*	32,896	621,406
U.S. Physical Therapy, Inc.	5,789	686,575

Total Health Care Providers & Services		34,585,214
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.(a)	4,234	113,683
HealthStream, Inc.	5,105	158,306
HMS Holdings Corp.*	31,393	1,030,004
Inovalon Holdings, Inc. Class A*(a)	23,460	235,773
NextGen Healthcare, Inc.*	39,832	799,827

Total Health Care Technology		2,337,593
Hotels, Restaurants & Leisure – 2.8%
BBX Capital Corp.	89,623	665,003
Biglari Holdings, Inc. Class A*	308	283,976
Biglari Holdings, Inc. Class B*	2,875	521,381
BJ’s Restaurants, Inc.	19,308	1,394,038
Bloomin’ Brands, Inc.	75,533	1,494,798
Bojangles’, Inc.*	53,107	833,780
Brinker International, Inc.	75,599	3,532,741
Carrols Restaurant Group, Inc.*	38,735	565,531
Chuy’s Holdings, Inc.*	12,817	336,446
Del Frisco’s Restaurant Group, Inc.*	15,060	124,998
El Pollo Loco Holdings, Inc.*	15,703	197,073
Golden Entertainment, Inc.*(a)	15,701	376,981
Habit Restaurants, Inc. (The) Class A*	9,220	147,059
International Speedway Corp. Class A	33,641	1,473,476
J Alexander’s Holdings, Inc.*	10,368	123,379
Monarch Casino & Resort, Inc.*	12,123	550,990
Nathan’s Famous, Inc.	1,690	139,256
Papa John’s International, Inc.(a)	38,524	1,975,511
Pinnacle Entertainment, Inc.*	28,663	965,656
Potbelly Corp.*	4,160	51,168
RCI Hospitality Holdings, Inc.	9,028	267,319
Red Robin Gourmet Burgers, Inc.*	4,923	197,658

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Red Rock Resorts, Inc. Class A	16,627	$443,110
Ruth’s Hospitality Group, Inc.	28,558	901,005
Shake Shack, Inc. Class A*	7,216	454,680
Sonic Corp.	47,447	2,056,353
Speedway Motorsports, Inc.	37,550	670,268
Wingstop, Inc.	10,763	734,790
Zoe’s Kitchen, Inc.*	764	9,718

Total Hotels, Restaurants & Leisure		21,488,142
Household Durables – 2.2%
AV Homes, Inc.*	21,905	438,100
Bassett Furniture Industries, Inc.	10,407	221,149
Beazer Homes USA, Inc.*	32,932	345,786
Cavco Industries, Inc.*	5,825	1,473,725
Century Communities, Inc.*	33,233	872,366
CSS Industries, Inc.	15,060	214,304
Ethan Allen Interiors, Inc.	22,547	467,850
Flexsteel Industries, Inc.	10,889	323,839
Hooker Furniture Corp.	13,831	467,488
iRobot Corp.*(a)	18,601	2,044,622
La-Z-Boy, Inc.	54,751	1,730,132
LGI Homes, Inc.*(a)	29,170	1,383,825
Lifetime Brands, Inc.	17,615	192,003
M/I Homes, Inc.*	41,281	987,854
MDC Holdings, Inc.	101,487	3,001,985
New Home Co., Inc. (The)*	32,564	262,466
Taylor Morrison Home Corp. Class A*	75,648	1,364,690
Universal Electronics, Inc.*	4,224	166,214
William Lyon Homes Class A*	42,671	678,042
ZAGG, Inc.*	2,726	40,209

Total Household Durables		16,676,649
Household Products – 0.4%
Central Garden and Pet Co. Class A*	41,237	1,366,594
Oil-Dri Corp. of America	5,060	195,114
Orchids Paper Products Co.*(a)	1,175	3,877
WD-40 Co.	9,046	1,556,817

Total Household Products		3,122,402
Independent Power & Renewable Electricity Producers – 0.1%
Clearway Energy, Inc. Class C	46,046	886,386
Pattern Energy Group, Inc. Class A	3,222	64,021

Total Independent Power & Renewable Electricity Producers		950,407
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	22,281	1,019,356
Insurance – 2.8%
AMERISAFE, Inc.	14,669	908,745
Citizens, Inc.*(a)	11,510	96,684
Crawford & Co. Class B	55,210	508,484
Donegal Group, Inc. Class A	13,275	188,638
EMC Insurance Group, Inc.	17,505	432,724
Employers Holdings, Inc.	33,293	1,508,173
FBL Financial Group, Inc. Class A	23,403	1,761,076
Genworth Financial, Inc. Class A*	1,583,308	6,602,394
Health Insurance Innovations, Inc. Class A*	9,216	568,166
Heritage Insurance Holdings, Inc.(a)	1,264	18,732
Horace Mann Educators Corp.	21,554	967,775
Investors Title Co.	1,655	277,875
Kinsale Capital Group, Inc.	9,188	586,746
National Western Life Group, Inc. Class A	4,240	1,353,408
Navigators Group, Inc. (The)	10,752	742,963
Protective Insurance Corp. Class B	4,536	104,101
Safety Insurance Group, Inc.	11,844	1,061,222
State Auto Financial Corp.	14,368	438,799
Stewart Information Services Corp.	18,581	836,331
United Fire Group, Inc.	3,798	192,824
Universal Insurance Holdings, Inc.	48,688	2,363,802

Total Insurance		21,519,662
Interactive Media & Services – 2.7%
Care.com, Inc.*	4,299	95,051
Cars.com, Inc.*	93,524	2,582,198
Liberty TripAdvisor Holdings, Inc. Class A*	16,271	241,624
Match Group, Inc.*(a)	306,623	17,756,538
XO Group, Inc.*	9,937	342,628

Total Interactive Media & Services		21,018,039
Internet & Catalog Retail – 0.6%
1-800-Flowers.com, Inc. Class A*	89,516	1,056,289
Duluth Holdings, Inc. Class B*(a)	24,363	766,460
Etsy, Inc.*	16,631	854,501
Nutrisystem, Inc.	21,944	813,025
PetMed Express, Inc.	14,372	474,420
Shutterfly, Inc.*	4,269	281,284
Shutterstock, Inc.	11,573	631,654

Total Internet & Catalog Retail		4,877,633
IT Services – 2.1%
Cass Information Systems, Inc.	8,705	566,870
CSG Systems International, Inc.	27,612	1,108,346
ExlService Holdings, Inc.*	24,706	1,635,537
Hackett Group, Inc. (The)	31,705	638,856
ManTech International Corp. Class A	24,160	1,529,328
MoneyGram International, Inc.*	48,226	258,009
NIC, Inc.	67,642	1,001,102
Perficient, Inc.*	17,127	456,435
Presidio, Inc.	20,297	309,529
StarTek, Inc.*	4,373	28,949
Sykes Enterprises, Inc.*	45,495	1,387,142
Syntel, Inc.*	137,448	5,632,619
TTEC Holdings, Inc.	25,882	670,344
Virtusa Corp.*	9,782	525,391
Web.com Group, Inc.*	23,158	646,108

Total IT Services		16,394,565
Leisure Products – 2.2%
Acushnet Holdings Corp.	83,354	2,286,400
American Outdoor Brands Corp.*	138,970	2,158,204
Callaway Golf Co.	262,372	6,373,016
Johnson Outdoors, Inc. Class A	10,732	997,969
Malibu Boats, Inc. Class A*	19,798	1,083,346

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Marine Products Corp.	26,920	$616,199
MCBC Holdings, Inc.*	17,261	619,325
Nautilus, Inc.*	46,140	643,653
Sturm Ruger & Co., Inc.	24,964	1,723,764

Total Leisure Products		16,501,876
Life Sciences Tools & Services – 0.6%
Cambrex Corp.*	42,317	2,894,483
Luminex Corp.	28,166	853,711
Medpace Holdings, Inc.*	16,231	972,399

Total Life Sciences Tools & Services		4,720,593
Machinery – 5.3%
Alamo Group, Inc.	8,949	819,818
Albany International Corp. Class A	13,759	1,093,840
Altra Industrial Motion Corp.(a)	17,366	717,216
American Railcar Industries, Inc.	27,452	1,265,537
Astec Industries, Inc.	14,731	742,590
Blue Bird Corp.*(a)	24,290	595,105
Briggs & Stratton Corp.	43,789	842,062
CIRCOR International, Inc.(a)	7,337	348,508
Columbus McKinnon Corp.	11,200	442,848
Commercial Vehicle Group, Inc.*	11,280	103,325
Douglas Dynamics, Inc.	16,306	715,833
Eastern Co. (The)	5,786	164,322
Energy Recovery, Inc.*(a)	6,997	62,623
EnPro Industries, Inc.	115,750	8,441,647
ESCO Technologies, Inc.	17,522	1,192,372
Federal Signal Corp.	44,481	1,191,201
Franklin Electric Co., Inc.	39,275	1,855,744
Gencor Industries, Inc.*	10,523	126,802
Global Brass & Copper Holdings, Inc.	32,742	1,208,180
Gorman-Rupp Co. (The)	16,537	603,600
Graham Corp.	4,488	126,427
Greenbrier Cos., Inc. (The)	45,503	2,734,730
Harsco Corp.*	30,190	861,924
Hurco Cos., Inc.	5,663	255,401
Hyster-Yale Materials Handling, Inc.	15,426	949,162
Kadant, Inc.	7,600	819,660
Lindsay Corp.	5,324	533,678
Lydall, Inc.*	16,566	713,995
Miller Industries, Inc.	14,486	389,673
Mueller Industries, Inc.	55,858	1,618,765
Mueller Water Products, Inc. Class A	90,246	1,038,731
Omega Flex, Inc.	5,187	369,107
Park-Ohio Holdings Corp.	12,902	494,792
REV Group, Inc.(a)	15,405	241,859
Spartan Motors, Inc.	19,269	284,218
SPX Corp.*	16,032	534,026
SPX FLOW, Inc.*	10,058	523,016
Standex International Corp.	9,456	985,788
Sun Hydraulics Corp.	11,302	619,124
Tennant Co.	4,008	304,408
Twin Disc, Inc.*	1,029	23,708
Wabash National Corp.	87,207	1,589,784
Watts Water Technologies, Inc. Class A	26,272	2,180,576

Total Machinery		40,725,725
Marine – 0.3%
Matson, Inc.	61,595	2,441,626
Media – 2.4%
Clear Channel Outdoor Holdings, Inc. Class A	26,803	159,478
Emerald Expositions Events, Inc.	10,817	178,264
Entercom Communications Corp. Class A(a)	20,092	158,727
Entravision Communications Corp. Class A	454,235	2,225,751
EW Scripps Co. (The) Class A	49,005	808,582
Gannett Co., Inc.	83,137	832,201
Gray Television, Inc.*	185,872	3,252,760
Hemisphere Media Group, Inc.*	25,530	356,143
Loral Space & Communications, Inc.*	25,247	1,146,214
MSG Networks, Inc. Class A*	176,947	4,565,233
National CineMedia, Inc.	64,530	683,373
Scholastic Corp.	13,629	636,338
TechTarget, Inc.*	5,178	100,557
Townsquare Media, Inc. Class A	52,848	413,800
tronc, Inc.*	29,853	487,499
WideOpenWest, Inc.*(a)	240,774	2,699,077

Total Media		18,703,997
Metals & Mining – 2.8%
AK Steel Holding Corp.*(a)	216,551	1,061,100
Cleveland-Cliffs, Inc.*	544,974	6,899,371
Gold Resource Corp.	33,185	170,571
Hecla Mining Co.	137,590	383,876
Kaiser Aluminum Corp.	17,589	1,918,257
Materion Corp.	11,352	686,796
Olympic Steel, Inc.	12,853	268,242
Ryerson Holding Corp.*	21,024	237,571
Schnitzer Steel Industries, Inc. Class A	32,185	870,604
SunCoke Energy, Inc.*	10,407	120,929
Warrior Met Coal, Inc.	337,808	9,134,328

Total Metals & Mining		21,751,645
Multi-Utilities – 0.1%
Unitil Corp.	11,310	575,679
Multiline Retail – 0.4%
Dillard’s, Inc. Class A(a)	42,219	3,222,998
Oil, Gas & Consumable Fuels – 3.3%
Carrizo Oil & Gas, Inc.*	103,851	2,617,045
Evolution Petroleum Corp.	25,862	285,775
Green Plains, Inc.	40,416	695,155
NACCO Industries, Inc. Class A	19,565	640,754
Overseas Shipholding Group, Inc. Class A*	539,954	1,700,855
Panhandle Oil and Gas, Inc. Class A	2,960	54,612
Par Pacific Holdings, Inc.*	67,889	1,384,936
Penn Virginia Corp.*	25,369	2,043,219
REX American Resources Corp.*	7,846	592,765
Ring Energy, Inc.*	8,241	81,668
SilverBow Resources, Inc.*	35,238	939,798

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
SRC Energy, Inc.*	231,519	$2,058,204
Talos Energy, Inc.*	201,815	6,623,568
W&T Offshore, Inc.*	444,190	4,281,992
WildHorse Resource Development Corp.*	21,698	512,941
World Fuel Services Corp.	18,956	524,702

Total Oil, Gas & Consumable Fuels		25,037,989
Paper & Forest Products – 0.9%
Boise Cascade Co.	34,959	1,286,491
Clearwater Paper Corp.*	11,806	350,638
KapStone Paper and Packaging Corp.	69,804	2,367,054
Neenah, Inc.	17,573	1,516,550
PH Glatfelter Co.	2,212	42,271
Schweitzer-Mauduit International, Inc.	35,921	1,376,134

Total Paper & Forest Products		6,939,138
Personal Products – 0.8%
elf Beauty, Inc.*(a)	16,892	215,035
Inter Parfums, Inc.	19,048	1,227,644
Medifast, Inc.	6,876	1,523,378
USANA Health Sciences, Inc.*	26,195	3,157,807

Total Personal Products		6,123,864
Pharmaceuticals – 0.8%
Amphastar Pharmaceuticals, Inc.*	714	13,737
ANI Pharmaceuticals, Inc.*	3,324	187,939
Innoviva, Inc.*	160,597	2,447,498
Lannett Co., Inc.*(a)	32,650	155,088
Phibro Animal Health Corp. Class A	43,115	1,849,633
Supernus Pharmaceuticals, Inc.*	31,251	1,573,488

Total Pharmaceuticals		6,227,383
Professional Services – 1.8%
Barrett Business Services, Inc.	7,222	482,285
BG Staffing, Inc.	12,243	333,010
CBIZ, Inc.*	62,752	1,487,222
CRA International, Inc.	5,503	276,361
Exponent, Inc.	31,647	1,696,279
Forrester Research, Inc.	8,632	396,209
FTI Consulting, Inc.*	22,850	1,672,391
GP Strategies Corp.*	18,075	304,564
Heidrick & Struggles International, Inc.	11,947	404,406
ICF International, Inc.	18,854	1,422,534
InnerWorkings, Inc.*	46,356	367,139
Kelly Services, Inc. Class A	51,559	1,238,963
Kforce, Inc.	28,966	1,089,122
Navigant Consulting, Inc.	49,731	1,146,797
Resources Connection, Inc.	20,058	332,963
TrueBlue, Inc.*	42,157	1,098,190
Willdan Group, Inc.*	9,163	311,175

Total Professional Services		14,059,610
Real Estate Management & Development – 0.7%
Consolidated-Tomoka Land Co.	5,258	327,468
Forestar Group, Inc.*(a)	45,645	967,674
FRP Holdings, Inc.*	10,729	666,271
HFF, Inc. Class A	28,761	1,221,767
Marcus & Millichap, Inc.*	28,680	995,483
Maui Land & Pineapple Co., Inc.*	18,135	232,128
Rafael Holdings, Inc. Class B*	7,448	62,563
RE/MAX Holdings, Inc. Class A	6,454	286,235
St. Joe Co. (The)*	15,740	264,432

Total Real Estate Management & Development		5,024,021
Road & Rail – 0.5%
ArcBest Corp.	13,168	639,306
Covenant Transportation Group, Inc. Class A*	8,466	246,022
Heartland Express, Inc.	44,768	883,273
Marten Transport Ltd.	33,935	714,332
Roadrunner Transportation Systems, Inc.*	58,700	49,073
Saia, Inc.*	16,208	1,239,102

Total Road & Rail		3,771,108
Semiconductors & Semiconductor Equipment – 1.3%
Amtech Systems, Inc.*	2,777	14,829
Axcelis Technologies, Inc.*	27,303	536,504
AXT, Inc.*	20,765	148,470
Brooks Automation, Inc.	52,801	1,849,619
Ceva, Inc.*	8,398	241,442
Cohu, Inc.	26,417	663,067
CyberOptics Corp.*(a)	9,783	197,617
Diodes, Inc.*	21,830	726,721
FormFactor, Inc.*	27,776	381,920
MaxLinear, Inc.*(a)	15,367	305,496
Nanometrics, Inc.*	38,806	1,456,001
PDF Solutions, Inc.*	5,491	49,584
Photronics, Inc.*	30,430	299,735
Rambus, Inc.*	13,963	152,336
Rudolph Technologies, Inc.*	27,150	663,817
Synaptics, Inc.*	13,174	600,998
Ultra Clean Holdings, Inc.*	63,534	797,352
Xcerra Corp.*	84,069	1,199,665

Total Semiconductors & Semiconductor Equipment		10,285,173
Software – 0.9%
Alarm.com Holdings, Inc.*	17,393	998,358
American Software, Inc. Class A	27,400	332,362
Appfolio, Inc. Class A*	3,088	242,099
Imperva, Inc.*	4,927	228,859
MicroStrategy, Inc. Class A*	11,397	1,602,646
Monotype Imaging Holdings, Inc.	352	7,111
Progress Software Corp.	3,552	125,350
SPS Commerce, Inc.*	3,587	355,974
Trade Desk, Inc. (The) Class A*	20,202	3,048,684
Zix Corp.*	31,135	172,799

Total Software		7,114,242
Specialty Retail – 5.8%
America’s Car-Mart, Inc.*	9,759	763,154
Asbury Automotive Group, Inc.*	48,298	3,320,487
At Home Group, Inc.*	25,844	814,861
Barnes & Noble, Inc.	77,431	449,100
Big 5 Sporting Goods Corp.(a)	61,034	311,273
Boot Barn Holdings, Inc.*	20,667	587,149

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Buckle, Inc. (The)(a)	76,741	$1,768,880
Build-A-Bear Workshop, Inc.*	7,420	67,151
Caleres, Inc.	37,069	1,329,294
Camping World Holdings, Inc. Class A(a)	21,647	461,514
Cato Corp. (The) Class A	14,733	309,688
Chico’s FAS, Inc.	190,724	1,653,577
Citi Trends, Inc.	10,914	313,996
Container Store Group, Inc. (The)*	17,376	192,874
DSW, Inc. Class A	80,557	2,729,271
Express, Inc.*	32,929	364,195
Francesca’s Holdings Corp.*	121,170	449,541
GameStop Corp. Class A(a)	374,230	5,714,492
Genesco, Inc.*	48,627	2,290,332
Group 1 Automotive, Inc.	30,806	1,999,309
Haverty Furniture Cos., Inc.	22,608	499,637
Hibbett Sports, Inc.*	38,210	718,348
J. Jill, Inc.*	83,739	517,507
Kirkland’s, Inc.*	11,288	113,896
MarineMax, Inc.*	21,873	464,801
Monro, Inc.	23,535	1,638,036
Office Depot, Inc.	1,572,054	5,046,293
Party City Holdco, Inc.*(a)	192,642	2,610,299
Pier 1 Imports, Inc.	110,699	166,049
RH*(a)	242	31,704
Shoe Carnival, Inc.	17,189	661,776
Sleep Number Corp.*	33,302	1,224,848
Sonic Automotive, Inc. Class A	58,388	1,129,808
Sportsman’s Warehouse Holdings, Inc.*(a)	85,610	500,819
Tailored Brands, Inc.	62,278	1,568,783
Tile Shop Holdings, Inc.	42,712	305,391
Tilly’s, Inc. Class A	24,376	461,925
Winmark Corp.	3,478	577,348
Zumiez, Inc.*	23,120	609,212

Total Specialty Retail		44,736,618
Technology Hardware, Storage & Peripherals – 0.2%
Cray, Inc.*	14,476	311,234
Eastman Kodak Co.*(a)	38,589	119,626
Electronics For Imaging, Inc.*	22,457	765,334
Intevac, Inc.*	19,708	102,482

Total Technology Hardware, Storage & Peripherals		1,298,676
Textiles, Apparel & Luxury Goods – 0.7%
Culp, Inc.	14,266	345,237
Delta Apparel, Inc.*	10,490	186,617
G-III Apparel Group Ltd.*	18,375	885,491
Lakeland Industries, Inc.*	7,838	104,245
Movado Group, Inc.	15,932	667,551
Oxford Industries, Inc.	14,311	1,290,852
Perry Ellis International, Inc.*	15,046	411,207
Rocky Brands, Inc.	5,395	152,679
Superior Group of Cos, Inc.	13,627	259,186
Unifi, Inc.*	18,251	517,051
Vera Bradley, Inc.*	18,485	282,081

Total Textiles, Apparel & Luxury Goods		5,102,197
Thrifts & Mortgage Finance – 3.2%
Axos Financial, Inc.*	75,324	2,590,392
BankFinancial Corp.	9,308	148,369
Beneficial Bancorp, Inc.	30,989	523,714
Capitol Federal Financial, Inc.	92,880	1,183,291
Dime Community Bancshares, Inc.	25,916	462,600
Entegra Financial Corp.*	3,971	105,430
Federal Agricultural Mortgage Corp. Class C	16,837	1,215,295
First Defiance Financial Corp.	16,138	485,915
Hingham Institution for Savings	1,806	396,977
Home Bancorp, Inc.	6,093	264,924
HomeStreet, Inc.*	18,276	484,314
Impac Mortgage Holdings, Inc.*(a)	40,614	304,199
Kearny Financial Corp.	25,507	353,272
Meridian Bancorp, Inc.	32,884	559,028
Meta Financial Group, Inc.	7,343	606,899
NMI Holdings, Inc. Class A*	73,414	1,662,827
Northfield Bancorp, Inc.	30,436	484,541
Northwest Bancshares, Inc.	86,592	1,499,773
OceanFirst Financial Corp.	50,908	1,385,716
Oritani Financial Corp.	47,056	731,721
PennyMac Financial Services, Inc. Class A	43,126	901,333
Provident Financial Services, Inc.	53,558	1,314,849
Riverview Bancorp, Inc.	15,114	133,608
Southern Missouri Bancorp, Inc.	6,134	228,614
Territorial Bancorp, Inc.	8,374	247,452
Timberland Bancorp, Inc.	7,982	249,358
TrustCo Bank Corp.	75,832	644,572
United Community Financial Corp.	34,058	329,341
United Financial Bancorp, Inc.	49,242	828,743
Walker & Dunlop, Inc.	45,443	2,403,026
Waterstone Financial, Inc.	24,006	411,703
Western New England Bancorp, Inc.	19,240	207,792
WSFS Financial Corp.	23,991	1,131,176

Total Thrifts & Mortgage Finance		24,480,764
Tobacco – 0.3%
Turning Point Brands, Inc.	40,130	1,663,790
Universal Corp.	14,685	954,525

Total Tobacco		2,618,315
Trading Companies & Distributors – 0.9%
BMC Stock Holdings, Inc.*	44,833	836,135
CAI International, Inc.*	19,484	445,599
DXP Enterprises, Inc.*	13,231	530,166
EnviroStar, Inc.(a)	1,858	72,369
GMS, Inc.*	29,323	680,294
H&E Equipment Services, Inc.	19,678	743,435
Kaman Corp.	18,247	1,218,535
Rush Enterprises, Inc. Class A	32,909	1,293,653
Systemax, Inc.	32,325	1,064,785

Total Trading Companies & Distributors		6,884,971
Water Utilities – 0.5%
American States Water Co.	24,553	1,501,171
Artesian Resources Corp. Class A	6,914	254,297

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Earnings Fund (EES)

September 30, 2018

Investments	Shares	Value
Connecticut Water Service, Inc.	8,363	$580,141
Middlesex Water Co.	9,952	481,876
SJW Group	17,894	1,094,218
York Water Co. (The)	7,211	219,214

Total Water Utilities		4,130,917
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	3,468	134,385
Spok Holdings, Inc.	11,918	183,537
United States Cellular Corp.*	25,116	1,124,695

Total Wireless Telecommunication Services		1,442,617
Total United States		764,237,391
TOTAL COMMON STOCKS (Cost: $649,568,105)		768,386,988
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. MidCap Earnings Fund(a)(b) (Cost: $812,285)	20,629	853,215
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%
United States – 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $33,227,117)(d)	33,227,117	33,227,117
TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $683,607,507)		802,467,320
Other Assets less Liabilities – (4.2)%		(32,655,646)

NET ASSETS – 100.0%		$769,811,674

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $56,915,894. The Fund also had securities on loan having a total market value of $375,177 that were sold and pending settlement. The total market value of the collateral held by the Fund was $58,789,090. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,561,973.

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 0.5%
AAR Corp.	4,722	$226,137
HEICO Corp.	1,909	176,792
National Presto Industries, Inc.	1,358	176,065

Total Aerospace & Defense		578,994
Air Freight & Logistics – 0.4%
Forward Air Corp.	5,941	425,970
Airlines – 1.0%
Allegiant Travel Co.	5,829	739,117
Hawaiian Holdings, Inc.	11,981	480,438

Total Airlines		1,219,555
Auto Components – 1.1%
Cooper Tire & Rubber Co.	9,359	264,859
Standard Motor Products, Inc.	5,999	295,271
Tenneco, Inc.	13,698	577,234
Tower International, Inc.	4,931	149,163

Total Auto Components		1,286,527
Automobiles – 0.1%
Winnebago Industries, Inc.	3,440	114,036
Banks – 8.5%
Access National Corp.	8,218	222,790
Banc of California, Inc.	23,707	448,062
BancFirst Corp.	9,556	572,882
Bank of Marin Bancorp	2,244	188,272
Bryn Mawr Bank Corp.	6,569	308,086
City Holding Co.	7,784	597,811
Community Bank System, Inc.	24,577	1,500,917
Enterprise Financial Services Corp.	4,406	233,738
First Financial Bankshares, Inc.	21,296	1,258,594
Glacier Bancorp, Inc.	33,196	1,430,416
Heartland Financial USA, Inc.	4,935	286,477
Hope Bancorp, Inc.	74,043	1,197,275
Lakeland Financial Corp.	8,666	402,796
LegacyTexas Financial Group, Inc.	14,376	612,418
ServisFirst Bancshares, Inc.	5,026	196,768
Stock Yards Bancorp, Inc.	9,539	346,266
Summit Financial Group, Inc.	3,990	92,608
West Bancorporation, Inc.	6,765	158,977

Total Banks		10,055,153
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	605	110,279
MGP Ingredients, Inc.	714	56,392

Total Beverages		166,671
Building Products – 1.7%
AAON, Inc.	7,358	278,133
Apogee Enterprises, Inc.	6,376	263,456
Insteel Industries, Inc.	1,698	60,924
Quanex Building Products Corp.	5,142	93,584
Simpson Manufacturing Co., Inc.	12,772	925,459
Universal Forest Products, Inc.	10,475	370,082

Total Building Products		1,991,638
Capital Markets – 2.6%
Cohen & Steers, Inc.	21,902	889,440
Hennessy Advisors, Inc.	2,640	36,564
Houlihan Lokey, Inc.	9,148	411,020
Moelis & Co. Class A	19,727	1,081,040
Pzena Investment Management, Inc. Class A	3,804	36,290
Silvercrest Asset Management Group, Inc. Class A	4,564	63,211
Virtus Investment Partners, Inc.	2,113	240,354
Westwood Holdings Group, Inc.	7,064	365,491

Total Capital Markets		3,123,410
Chemicals – 3.2%
American Vanguard Corp.	1,828	32,904
Balchem Corp.	2,836	317,887
Chase Corp.	1,232	148,025
Core Molding Technologies, Inc.	1,716	11,446
FutureFuel Corp.	14,151	262,360
H.B. Fuller Co.	10,763	556,124
Hawkins, Inc.	5,027	208,369
Innophos Holdings, Inc.	16,313	724,297
Innospec, Inc.	5,258	403,551
KMG Chemicals, Inc.	651	49,190
Minerals Technologies, Inc.	1,973	133,375
Quaker Chemical Corp.	2,369	479,035
Stepan Co.	5,010	435,920

Total Chemicals		3,762,483
Commercial Services & Supplies – 7.8%
ABM Industries, Inc.	19,664	634,164
Brady Corp. Class A	19,606	857,762
Herman Miller, Inc.	24,258	931,507
HNI Corp.	28,464	1,259,247
Interface, Inc.	12,313	287,509
Kimball International, Inc. Class B	11,244	188,337
Knoll, Inc.	27,840	652,848
Matthews International Corp. Class A	8,777	440,167
McGrath RentCorp	10,498	571,826
Mobile Mini, Inc.	22,784	999,078
Multi-Color Corp.	1,021	63,557
Steelcase, Inc. Class A	60,290	1,115,365
Tetra Tech, Inc.	8,870	605,821
U.S. Ecology, Inc.	6,003	442,721
Viad Corp.	2,794	165,545
VSE Corp.	1,237	40,982

Total Commercial Services & Supplies		9,256,436
Communications Equipment – 1.4%
ADTRAN, Inc.	15,074	266,056
InterDigital, Inc.	12,125	970,000
Plantronics, Inc.	7,532	454,180

Total Communications Equipment		1,690,236

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2018

Investments	Shares	Value
Construction & Engineering – 0.6%
Argan, Inc.	6,331	$272,233
Comfort Systems USA, Inc.	4,954	279,405
Primoris Services Corp.	8,468	210,176

Total Construction & Engineering		761,814
Construction Materials – 0.0%
United States Lime & Minerals, Inc.	715	56,449
Consumer Finance – 0.7%
FirstCash, Inc.	10,716	878,712
Containers & Packaging – 0.6%
Silgan Holdings, Inc.	26,677	741,621
Distributors – 0.4%
Core-Mark Holding Co., Inc.	9,113	309,477
Weyco Group, Inc.	3,516	123,693

Total Distributors		433,170
Diversified Consumer Services – 0.9%
Carriage Services, Inc.	2,735	58,939
Graham Holdings Co. Class B	629	364,380
Strategic Education, Inc.	4,908	672,543

Total Diversified Consumer Services		1,095,862
Diversified Financial Services – 0.0%
A-Mark Precious Metals, Inc.	3,482	45,336
Diversified Telecommunication Services – 0.4%
ATN International, Inc.	3,825	282,591
IDT Corp. Class B*	29,735	158,785

Total Diversified Telecommunication Services		441,376
Electric Utilities – 1.7%
MGE Energy, Inc.	13,545	864,848
Otter Tail Corp.	20,876	999,960
Spark Energy, Inc. Class A(a)	13,530	111,623

Total Electric Utilities		1,976,431
Electrical Equipment – 1.0%
Allied Motion Technologies, Inc.	585	31,841
AZZ, Inc.	7,235	365,367
Encore Wire Corp.	698	34,970
EnerSys	8,392	731,195
LSI Industries, Inc.	14,981	68,913

Total Electrical Equipment		1,232,286
Electronic Equipment, Instruments & Components – 1.0%
Badger Meter, Inc.	6,371	337,344
CTS Corp.	3,855	132,227
Mesa Laboratories, Inc.	368	68,308
Methode Electronics, Inc.	6,030	218,286
MTS Systems Corp.	7,410	405,698

Total Electronic Equipment, Instruments & Components		1,161,863
Energy Equipment & Services – 0.2%
U.S. Silica Holdings, Inc.(a)	11,783	221,874
Entertainment – 1.3%
Viacom, Inc. Class A	17,712	647,374
World Wrestling Entertainment, Inc. Class A	9,484	917,387

Total Entertainment		1,564,761
Equity Real Estate Investment Trusts (REITs) – 5.3%
Alexander & Baldwin, Inc.	9,164	207,931
CoreCivic, Inc.	110,245	2,682,261
PotlatchDeltic Corp.	24,775	1,014,536
Universal Health Realty Income Trust	9,515	708,011
Urban Edge Properties	77,204	1,704,665

Total Equity Real Estate Investment Trusts (REITs)		6,317,404
Food & Staples Retailing – 0.7%
Ingles Markets, Inc. Class A	5,699	195,191
PriceSmart, Inc.	4,835	391,393
Village Super Market, Inc. Class A	8,349	227,093

Total Food & Staples Retailing		813,677
Food Products – 1.5%
Calavo Growers, Inc.(a)	4,469	431,705
Dean Foods Co.	55,921	397,039
J&J Snack Foods Corp.	4,355	657,126
John B. Sanfilippo & Son, Inc.	1,361	97,148
Tootsie Roll Industries, Inc.(a)	7,550	220,838

Total Food Products		1,803,856
Gas Utilities – 2.0%
Chesapeake Utilities Corp.	4,959	416,060
RGC Resources, Inc.	3,240	86,541
South Jersey Industries, Inc.	52,041	1,835,486

Total Gas Utilities		2,338,087
Health Care Equipment & Supplies – 0.7%
Atrion Corp.	268	186,206
LeMaitre Vascular, Inc.	2,585	100,143
Meridian Bioscience, Inc.	28,940	431,206
Utah Medical Products, Inc.	960	90,432

Total Health Care Equipment & Supplies		807,987
Health Care Providers & Services – 0.6%
Aceto Corp.	14,835	33,527
Ensign Group, Inc. (The)	7,367	279,357
Psychemedics Corp.	3,041	57,201
U.S. Physical Therapy, Inc.	2,721	322,711

Total Health Care Providers & Services		692,796
Health Care Technology – 0.2%
Computer Programs & Systems, Inc.	3,679	98,781
Simulations Plus, Inc.	5,030	101,606

Total Health Care Technology		200,387
Hotels, Restaurants & Leisure – 3.0%
BBX Capital Corp.	4,889	36,276
BJ’s Restaurants, Inc.	3,786	273,349
Bloomin’ Brands, Inc.	20,771	411,058
Cheesecake Factory, Inc. (The)	16,797	899,311
Dine Brands Global, Inc.	21,192	1,723,122
RCI Hospitality Holdings, Inc.	669	19,809
Ruth’s Hospitality Group, Inc.	8,063	254,388

Total Hotels, Restaurants & Leisure		3,617,313

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2018

Investments	Shares	Value
Household Durables – 2.2%
Bassett Furniture Industries, Inc.	2,019	$42,904
Ethan Allen Interiors, Inc.	11,051	229,308
Flexsteel Industries, Inc.	2,217	65,934
Hooker Furniture Corp.	1,919	64,862
KB Home	4,279	102,311
La-Z-Boy, Inc.	10,971	346,684
Lennar Corp. Class B	1,539	59,251
Lifetime Brands, Inc.	2,282	24,874
MDC Holdings, Inc.	23,116	683,771
Tupperware Brands Corp.	31,311	1,047,353

Total Household Durables		2,667,252
Household Products – 0.7%
Oil-Dri Corp. of America	2,100	80,976
WD-40 Co.	4,378	753,454

Total Household Products		834,430
Industrial Conglomerates – 0.4%
Raven Industries, Inc.	10,594	484,675
Insurance – 3.0%
AMERISAFE, Inc.	4,434	274,686
Employers Holdings, Inc.	7,778	352,343
HCI Group, Inc.	8,681	379,794
Heritage Insurance Holdings, Inc.(a)	6,408	94,967
Independence Holding Co.	1,216	43,654
Investors Title Co.	300	50,370
Kingstone Cos., Inc.	3,449	65,531
National General Holdings Corp.	15,956	428,259
Navigators Group, Inc. (The)	2,789	192,720
RLI Corp.	12,257	963,155
Universal Insurance Holdings, Inc.	14,299	694,217

Total Insurance		3,539,696
Internet & Catalog Retail – 0.4%
Nutrisystem, Inc.	6,201	229,747
PetMed Express, Inc.	5,894	194,561

Total Internet & Catalog Retail		424,308
IT Services – 2.6%
Convergys Corp.	30,153	715,832
CSG Systems International, Inc.	11,613	466,146
Hackett Group, Inc. (The)	10,540	212,381
NIC, Inc.	25,025	370,370
Science Applications International Corp.	12,923	1,041,594
TTEC Holdings, Inc.	11,073	286,791

Total IT Services		3,093,114
Leisure Products – 0.5%
Callaway Golf Co.	4,035	98,010
Marine Products Corp.	9,246	211,641
Sturm Ruger & Co., Inc.	4,361	301,127

Total Leisure Products		610,778
Life Sciences Tools & Services – 0.3%
Luminex Corp.	9,946	301,463
Machinery – 7.4%
Alamo Group, Inc.	791	72,464
Albany International Corp. Class A	6,013	478,033
Altra Industrial Motion Corp.	8,016	331,061
American Railcar Industries, Inc.	14,781	681,404
Astec Industries, Inc.	3,260	164,337
Briggs & Stratton Corp.	18,313	352,159
Columbus McKinnon Corp.	1,910	75,521
Douglas Dynamics, Inc.	10,996	482,724
Eastern Co. (The)	1,975	56,090
ESCO Technologies, Inc.	2,565	174,548
Federal Signal Corp.	15,955	427,275
Franklin Electric Co., Inc.	8,523	402,712
Gorman-Rupp Co. (The)	8,047	293,715
Graham Corp.	3,450	97,187
Greenbrier Cos., Inc. (The)	9,970	599,197
Hillenbrand, Inc.	21,867	1,143,644
Hurco Cos., Inc.	1,200	54,120
Hyster-Yale Materials Handling, Inc.	3,484	214,371
Kadant, Inc.	1,743	187,983
Lindsay Corp.	2,688	269,445
Miller Industries, Inc.	6,213	167,130
Mueller Industries, Inc.	12,508	362,482
Mueller Water Products, Inc. Class A	39,404	453,540
Omega Flex, Inc.	2,784	198,109
Park-Ohio Holdings Corp.	2,834	108,684
Standex International Corp.	1,733	180,665
Sun Hydraulics Corp.	3,259	178,528
Tennant Co.	4,570	347,091
Wabash National Corp.	13,490	245,923

Total Machinery		8,800,142
Marine – 0.8%
Matson, Inc.	22,902	907,835
Media – 4.0%
Beasley Broadcast Group, Inc. Class A	2,912	20,093
Entravision Communications Corp. Class A	25,829	126,562
Gannett Co., Inc.	96,903	969,999
John Wiley & Sons, Inc. Class A	14,792	896,395
Meredith Corp.(a)	17,610	898,991
Saga Communications, Inc. Class A	2,113	76,385
Scholastic Corp.	7,318	341,677
Sinclair Broadcast Group, Inc. Class A	23,514	666,622
TEGNA, Inc.	67,653	809,130

Total Media		4,805,854
Metals & Mining – 4.1%
Carpenter Technology Corp.	12,576	741,355
Commercial Metals Co.	51,431	1,055,364
Compass Minerals International, Inc.(a)	27,188	1,827,034
Gold Resource Corp.	5,884	30,244
Materion Corp.	3,258	197,109
Worthington Industries, Inc.	24,097	1,044,846

Total Metals & Mining		4,895,952

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2018

Investments	Shares	Value
Multiline Retail – 0.4%
Big Lots, Inc.	10,913	$456,054
Oil, Gas & Consumable Fuels – 0.3%
Green Plains, Inc.	22,825	392,590
Paper & Forest Products – 2.7%
Boise Cascade Co.	5,225	192,280
KapStone Paper and Packaging Corp.	34,146	1,157,891
Neenah, Inc.	5,983	516,333
PH Glatfelter Co.	21,966	419,770
Schweitzer-Mauduit International, Inc.	22,930	878,448

Total Paper & Forest Products		3,164,722
Personal Products – 1.5%
Inter Parfums, Inc.	11,413	735,568
Medifast, Inc.	4,031	893,068
Natural Health Trends Corp.(a)	6,047	140,774

Total Personal Products		1,769,410
Pharmaceuticals – 0.2%
Phibro Animal Health Corp. Class A	4,609	197,726
Professional Services – 2.4%
Barrett Business Services, Inc.	2,165	144,579
Exponent, Inc.	11,411	611,630
Forrester Research, Inc.	5,839	268,010
Insperity, Inc.	8,283	976,980
Kforce, Inc.	9,369	352,274
Korn/Ferry International	10,360	510,126

Total Professional Services		2,863,599
Road & Rail – 0.6%
ArcBest Corp.	4,142	201,094
Heartland Express, Inc.	5,628	111,041
Werner Enterprises, Inc.	10,020	354,207

Total Road & Rail		666,342
Semiconductors & Semiconductor Equipment – 0.6%
Cabot Microelectronics Corp.	4,234	436,822
Power Integrations, Inc.	4,326	273,403

Total Semiconductors & Semiconductor Equipment		710,225
Software – 0.2%
Ebix, Inc.(a)	2,322	183,786
Specialty Retail – 7.7%
Aaron’s, Inc.	3,517	191,536
American Eagle Outfitters, Inc.	78,765	1,955,735
Buckle, Inc. (The)(a)	33,141	763,900
Caleres, Inc.	5,715	204,940
Chico’s FAS, Inc.	71,091	616,359
Children’s Place, Inc. (The)	3,130	400,014
Dick’s Sporting Goods, Inc.	27,916	990,460
DSW, Inc. Class A	39,928	1,352,761
GameStop Corp. Class A(a)	103,028	1,573,237
Haverty Furniture Cos., Inc.	7,492	165,573
Lithia Motors, Inc. Class A(a)	3,301	269,560
Monro, Inc.	6,658	463,397
Shoe Carnival, Inc.	3,047	117,309
Tile Shop Holdings, Inc.	17,263	123,430

Total Specialty Retail		9,188,211
Textiles, Apparel & Luxury Goods – 0.9%
Culp, Inc.	2,122	51,352
Movado Group, Inc.	4,253	178,201
Oxford Industries, Inc.	3,920	353,584
Superior Group of Cos, Inc.	3,343	63,584
Wolverine World Wide, Inc.	12,078	471,646

Total Textiles, Apparel & Luxury Goods		1,118,367
Thrifts & Mortgage Finance – 0.4%
FS Bancorp, Inc.	545	30,367
Hingham Institution for Savings	267	58,689
United Community Financial Corp.	16,077	155,465
WSFS Financial Corp.	4,433	209,016

Total Thrifts & Mortgage Finance		453,537
Trading Companies & Distributors – 2.8%
Applied Industrial Technologies, Inc.	13,646	1,067,799
GATX Corp.	19,989	1,730,848
Kaman Corp.	7,364	491,768

Total Trading Companies & Distributors		3,290,415
Water Utilities – 1.4%
American States Water Co.	12,788	781,858
Artesian Resources Corp. Class A	3,921	144,215
Connecticut Water Service, Inc.	4,733	328,328
SJW Group	5,327	325,746
York Water Co. (The)	4,770	145,008

Total Water Utilities		1,725,155
TOTAL COMMON STOCKS (Cost: $109,683,976)		118,419,809
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b)
(Cost: $1,886,929)(c)	1,886,929	1,886,929
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $111,570,905)		120,306,738
Other Assets less Liabilities – (1.3)%		(1,578,481)

NET ASSETS – 100.0%		$118,728,257

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,673,733 and the total market value of the collateral held by the Fund was $3,765,896. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,878,967.

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.7%
AAR Corp.	712	$34,098
Arconic, Inc.	4,548	100,101
Boeing Co. (The)	15,048	5,596,351
Curtiss-Wright Corp.	526	72,283
General Dynamics Corp.	5,980	1,224,226
Harris Corp.	2,771	468,881
Hexcel Corp.	496	33,257
Huntington Ingalls Industries, Inc.	783	200,511
L3 Technologies, Inc.	1,613	342,956
Lockheed Martin Corp.	9,216	3,188,367
National Presto Industries, Inc.	793	102,812
Northrop Grumman Corp.	2,999	951,793
Raytheon Co.	6,206	1,282,532
Rockwell Collins, Inc.	2,171	304,960
United Technologies Corp.	22,471	3,141,671

Total Aerospace & Defense		17,044,799
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	3,757	367,886
Expeditors International of Washington, Inc.	3,793	278,899
FedEx Corp.	2,906	699,736
Forward Air Corp.	519	37,212
United Parcel Service, Inc. Class B	23,679	2,764,523

Total Air Freight & Logistics		4,148,256
Airlines – 0.3%
Alaska Air Group, Inc.	2,920	201,071
Allegiant Travel Co.	323	40,956
American Airlines Group, Inc.	5,374	222,108
Delta Air Lines, Inc.	20,211	1,168,802
Hawaiian Holdings, Inc.	782	31,358
Southwest Airlines Co.	5,990	374,076

Total Airlines		2,038,371
Auto Components – 0.1%
BorgWarner, Inc.	3,153	134,885
Cooper Tire & Rubber Co.	1,620	45,846
Gentex Corp.	7,736	166,015
Goodyear Tire & Rubber Co. (The)	5,681	132,879
LCI Industries	569	47,113
Lear Corp.	897	130,065

Total Auto Components		656,803
Automobiles – 0.8%
Ford Motor Co.	233,161	2,156,739
General Motors Co.	66,051	2,223,937
Harley-Davidson, Inc.	6,226	282,038
Thor Industries, Inc.	1,064	89,057

Total Automobiles		4,751,771
Banks – 7.6%
1st Source Corp.	1,318	69,353
Ames National Corp.	1,711	46,625
Associated Banc-Corp.	5,642	146,692
Bank of America Corp.	214,732	6,326,005
Bank of Hawaii Corp.	1,077	84,986
Bank of Marin Bancorp	1,095	91,871
Bank OZK	2,921	110,881
BankUnited, Inc.	3,628	128,431
Bar Harbor Bankshares	3,459	99,342
BB&T Corp.	25,383	1,232,091
BCB Bancorp, Inc.	5,589	77,408
BOK Financial Corp.	2,412	234,639
Cathay General Bancorp	3,123	129,417
CenterState Bank Corp.	2,547	71,443
Central Valley Community Bancorp	4,601	99,428
Chemical Financial Corp.	2,018	107,761
CIT Group, Inc.	3,376	174,235
Citigroup, Inc.	55,987	4,016,507
Citizens & Northern Corp.	4,145	108,392
Citizens Financial Group, Inc.	9,384	361,941
Columbia Banking System, Inc.	2,812	109,021
Comerica, Inc.	2,933	264,557
Commerce Bancshares, Inc.	1,564	103,255
Community Bank System, Inc.	1,934	118,109
Cullen/Frost Bankers, Inc.	2,138	223,293
CVB Financial Corp.	4,776	106,600
East West Bancorp, Inc.	3,576	215,883
Enterprise Financial Services Corp.	2,188	116,073
Fifth Third Bancorp	18,363	512,695
First Bancshares, Inc. (The)	1,036	40,456
First Business Financial Services, Inc.	4,045	93,763
First Financial Bancorp	2,038	60,529
First Financial Bankshares, Inc.(a)	1,369	80,908
First Guaranty Bancshares, Inc.(a)	1,640	42,132
First Hawaiian, Inc.	5,635	153,047
First Horizon National Corp.	6,210	107,185
First of Long Island Corp. (The)	5,395	117,341
First Republic Bank	1,557	149,472
Flushing Financial Corp.	1,101	26,864
FNB Corp.	16,695	212,360
Fulton Financial Corp.	7,286	121,312
German American Bancorp, Inc.	1,802	63,575
Glacier Bancorp, Inc.	3,317	142,930
Great Southern Bancorp, Inc.	2,206	122,102
Guaranty Bancshares, Inc.	2,116	63,967
Hancock Whitney Corp.	1,217	57,868
Heartland Financial USA, Inc.	2,320	134,676
Heritage Commerce Corp.	3,175	47,371
Heritage Financial Corp.	3,490	122,673
Home BancShares, Inc.	4,584	100,390
Hope Bancorp, Inc.	6,777	109,584
Huntington Bancshares, Inc.	37,058	552,905
Iberiabank Corp.	1,904	154,890
Independent Bank Corp.	434	35,848
Investors Bancorp, Inc.	8,776	107,682
JPMorgan Chase & Co.	92,474	10,434,766
KeyCorp	26,368	524,460

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
Lakeland Bancorp, Inc.	2,556	$46,136
Lakeland Financial Corp.	1,604	74,554
M&T Bank Corp.	3,329	547,754
MB Financial, Inc.	2,558	117,949
MBT Financial Corp.	3,449	38,974
Mercantile Bank Corp.	1,913	63,837
MutualFirst Financial, Inc.	1,694	62,424
National Bankshares, Inc.	1,542	70,084
Northrim BanCorp, Inc.	1,577	65,524
Norwood Financial Corp.	1,425	55,803
Old National Bancorp	7,410	143,013
PacWest Bancorp	7,523	358,471
Park National Corp.	1,081	114,110
People’s United Financial, Inc.	14,848	254,198
PNC Financial Services Group, Inc. (The)	12,129	1,651,849
Premier Financial Bancorp, Inc.	4,792	88,604
Prosperity Bancshares, Inc.	2,215	153,610
RBB Bancorp	2,783	68,184
Regions Financial Corp.	26,908	493,762
Republic Bancorp, Inc. Class A	1,505	69,381
S&T Bancorp, Inc.	2,548	110,481
Sandy Spring Bancorp, Inc.	3,389	133,222
South State Corp.	808	66,256
Summit Financial Group, Inc.	1,811	42,033
SunTrust Banks, Inc.	13,442	897,791
Synovus Financial Corp.	2,710	124,091
TCF Financial Corp.	4,592	109,336
U.S. Bancorp	44,556	2,353,002
UMB Financial Corp.	1,520	107,768
Umpqua Holdings Corp.	10,468	217,734
United Bankshares, Inc.	6,175	224,461
Unity Bancorp, Inc.	1,831	41,930
Valley National Bancorp	14,097	158,591
Webster Financial Corp.	1,516	89,383
Wells Fargo & Co.	166,114	8,730,952
Zions Bancorp	2,007	100,651

Total Banks		47,513,893
Beverages – 2.4%
Brown-Forman Corp. Class A	4,089	207,721
Brown-Forman Corp. Class B	4,627	233,895
Coca-Cola Co. (The)	175,162	8,090,733
Constellation Brands, Inc. Class A	1,995	430,162
Keurig Dr Pepper, Inc.	5,702	132,115
Molson Coors Brewing Co. Class B	4,983	306,455
PepsiCo, Inc.	48,839	5,460,200

Total Beverages		14,861,281
Biotechnology – 2.3%
AbbVie, Inc.	60,340	5,706,957
Amgen, Inc.	23,893	4,952,780
Gilead Sciences, Inc.	45,908	3,544,557

Total Biotechnology		14,204,294
Building Products – 0.1%
A.O. Smith Corp.	2,490	132,891
Fortune Brands Home & Security, Inc.	2,337	122,366
Lennox International, Inc.	653	142,615
Masco Corp.	4,930	180,438
Owens Corning	2,312	125,472

Total Building Products		703,782
Capital Markets – 2.6%
Ameriprise Financial, Inc.	4,123	608,802
Artisan Partners Asset Management, Inc. Class A	2,947	95,483
Bank of New York Mellon Corp. (The)	21,720	1,107,503
BGC Partners, Inc. Class A	18,429	217,831
BlackRock, Inc.	4,090	1,927,740
CBOE Global Markets, Inc.	1,559	149,602
Charles Schwab Corp. (The)	11,215	551,217
CME Group, Inc.	7,363	1,253,256
Cohen & Steers, Inc.	1,590	64,570
Eaton Vance Corp.	3,628	190,688
Evercore, Inc. Class A	1,156	116,236
FactSet Research Systems, Inc.	666	148,991
Federated Investors, Inc. Class B	4,643	111,989
Franklin Resources, Inc.	13,986	425,314
GAMCO Investors, Inc. Class A	4,428	103,704
Goldman Sachs Group, Inc. (The)	5,685	1,274,804
Intercontinental Exchange, Inc.	7,779	582,569
Legg Mason, Inc.	4,029	125,826
LPL Financial Holdings, Inc.	2,722	175,596
MarketAxess Holdings, Inc.	154	27,487
Moody’s Corp.	2,866	479,195
Morgan Stanley	42,052	1,958,362
MSCI, Inc.	1,466	260,083
Nasdaq, Inc.	4,456	382,325
Northern Trust Corp.	4,737	483,790
Raymond James Financial, Inc.	2,293	211,071
S&P Global, Inc.	3,340	652,603
SEI Investments Co.	2,515	153,666
Silvercrest Asset Management Group, Inc. Class A	1,922	26,620
State Street Corp.	8,393	703,165
T. Rowe Price Group, Inc.	7,299	796,905
TD Ameritrade Holding Corp.	11,539	609,605
Virtu Financial, Inc. Class A(a)	6,343	129,714
Waddell & Reed Financial, Inc. Class A	5,543	117,401

Total Capital Markets		16,223,713
Chemicals – 1.8%
Air Products & Chemicals, Inc.	6,336	1,058,429
Albemarle Corp.	1,797	179,305
Ashland Global Holdings, Inc.	992	83,189
Cabot Corp.	2,156	135,224
Celanese Corp.	3,069	349,866
CF Industries Holdings, Inc.	9,257	503,951
Chemours Co. (The)	1,479	58,332
Core Molding Technologies, Inc.	1,501	10,012

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
DowDuPont, Inc.	63,364	$4,074,939
Eastman Chemical Co.	4,510	431,697
Ecolab, Inc.	4,058	636,213
FMC Corp.	1,921	167,473
Hawkins, Inc.	1,607	66,610
Huntsman Corp.	6,949	189,221
International Flavors & Fragrances, Inc.	1,867	259,737
Kronos Worldwide, Inc.	4,227	68,689
Mosaic Co. (The)	1,659	53,884
NewMarket Corp.	214	86,779
Olin Corp.	5,943	152,616
PPG Industries, Inc.	4,715	514,548
Praxair, Inc.	7,643	1,228,459
Quaker Chemical Corp.	197	39,835
Rayonier Advanced Materials, Inc.	2,495	45,983
RPM International, Inc.	3,887	252,422
Scotts Miracle-Gro Co. (The)	1,757	138,329
Sensient Technologies Corp.	1,266	96,862
Sherwin-Williams Co. (The)	1,147	522,126
Valhi, Inc.	10,683	24,357
Westlake Chemical Corp.	1,861	154,668

Total Chemicals		11,583,755
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	1,058	34,120
Cintas Corp.	1,639	324,211
Covanta Holding Corp.	8,699	141,359
Deluxe Corp.	1,491	84,898
Healthcare Services Group, Inc.(a)	2,617	106,302
HNI Corp.	3,062	135,463
KAR Auction Services, Inc.	5,072	302,748
LSC Communications, Inc.	4,845	53,586
McGrath RentCorp	975	53,108
Mobile Mini, Inc.	1,008	44,201
MSA Safety, Inc.	1,685	179,351
Pitney Bowes, Inc.	16,555	117,209
Republic Services, Inc.	9,086	660,189
Rollins, Inc.	3,723	225,949
RR Donnelley & Sons Co.	9,149	49,405
UniFirst Corp.	185	32,125
Waste Management, Inc.	11,907	1,075,916

Total Commercial Services & Supplies		3,620,140
Communications Equipment – 1.6%
Cisco Systems, Inc.	193,717	9,424,332
Juniper Networks, Inc.	6,669	199,870
Motorola Solutions, Inc.	4,400	572,616
PC-Tel, Inc.*	14,472	67,295

Total Communications Equipment		10,264,113
Construction & Engineering – 0.0%
EMCOR Group, Inc.	543	40,785
Fluor Corp.	3,273	190,161
KBR, Inc.	2,809	59,354

Total Construction & Engineering		290,300
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	691	125,727
Vulcan Materials Co.	2,230	247,976

Total Construction Materials		373,703
Consumer Finance – 0.7%
Ally Financial, Inc.	9,034	238,949
American Express Co.	15,424	1,642,502
Capital One Financial Corp.	9,955	945,028
Discover Financial Services	8,487	648,831
Navient Corp.	17,176	231,533
Nelnet, Inc. Class A	747	42,706
Synchrony Financial	15,355	477,233

Total Consumer Finance		4,226,782
Containers & Packaging – 0.5%
AptarGroup, Inc.	1,526	164,411
Avery Dennison Corp.	2,125	230,244
Ball Corp.	6,054	266,315
Bemis Co., Inc.	3,273	159,068
Graphic Packaging Holding Co.	8,832	123,736
Greif, Inc. Class A	2,151	115,423
International Paper Co.	16,680	819,822
Myers Industries, Inc.	1,770	41,153
Packaging Corp. of America	3,013	330,496
Sealed Air Corp.	3,255	130,688
Sonoco Products Co.	4,092	227,106
WestRock Co.	9,348	499,557

Total Containers & Packaging		3,108,019
Distributors – 0.1%
Genuine Parts Co.	4,984	495,410
Pool Corp.	776	129,499
Weyco Group, Inc.	1,947	68,495

Total Distributors		693,404
Diversified Consumer Services – 0.1%
H&R Block, Inc.	7,912	203,734
Service Corp. International	5,166	228,337

Total Diversified Consumer Services		432,071
Diversified Financial Services – 0.0%
Jefferies Financial Group, Inc.	7,510	164,920
Diversified Telecommunication Services – 5.0%
AT&T, Inc.	440,324	14,786,080
CenturyLink, Inc.	161,840	3,431,008
Cogent Communications Holdings, Inc.	2,908	162,266
Consolidated Communications Holdings, Inc.	12,364	161,227
Verizon Communications, Inc.	238,123	12,713,387

Total Diversified Telecommunication Services		31,253,968
Electric Utilities – 3.1%
ALLETE, Inc.	2,565	192,401
Alliant Energy Corp.	8,680	369,508
American Electric Power Co., Inc.	20,305	1,439,218
Avangrid, Inc.	14,782	708,501
Duke Energy Corp.	35,337	2,827,667

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
Edison International	11,884	$804,309
El Paso Electric Co.	2,506	143,343
Entergy Corp.	8,581	696,177
Evergy, Inc.	10,724	588,962
Eversource Energy	11,842	727,573
Exelon Corp.	41,647	1,818,308
FirstEnergy Corp.	23,145	860,300
Hawaiian Electric Industries, Inc.	4,844	172,398
IDACORP, Inc.	2,144	212,749
NextEra Energy, Inc.	14,985	2,511,486
OGE Energy Corp.	8,398	305,015
Otter Tail Corp.	2,968	142,167
Pinnacle West Capital Corp.	4,306	340,949
PNM Resources, Inc.	3,784	149,279
Portland General Electric Co.	3,210	146,408
PPL Corp.	37,813	1,106,408
Southern Co. (The)	56,095	2,445,742
Xcel Energy, Inc.	18,486	872,724

Total Electric Utilities		19,581,592
Electrical Equipment – 0.4%
AMETEK, Inc.	2,182	172,640
Emerson Electric Co.	22,787	1,745,028
Hubbell, Inc.	1,801	240,560
Rockwell Automation, Inc.	3,203	600,626

Total Electrical Equipment		2,758,854
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	3,635	341,763
Avnet, Inc.	2,292	102,613
AVX Corp.	7,650	138,082
CDW Corp.	2,296	204,160
Corning, Inc.	22,912	808,794
Daktronics, Inc.	6,702	52,544
FLIR Systems, Inc.	3,047	187,299
Jabil, Inc.	4,078	110,432
Littelfuse, Inc.	153	30,277
Methode Electronics, Inc.	715	25,883
MTS Systems Corp.	1,148	62,853
National Instruments Corp.	4,248	205,306
Park Electrochemical Corp.	3,045	59,347

Total Electronic Equipment, Instruments & Components		2,329,353
Energy Equipment & Services – 0.3%
Archrock, Inc.	7,350	89,670
Baker Hughes Co.	14,025	474,466
Halliburton Co.	18,507	750,089
Helmerich & Payne, Inc.	6,869	472,381
National Oilwell Varco, Inc.	2,162	93,139

Total Energy Equipment & Services		1,879,745
Entertainment – 1.0%
Activision Blizzard, Inc.	5,039	419,194
AMC Entertainment Holdings, Inc. Class A(a)	5,988	122,754
Cinemark Holdings, Inc.	4,744	190,709
Marcus Corp. (The)	1,083	45,540
Twenty-First Century Fox, Inc. Class A	12,968	600,808
Twenty-First Century Fox, Inc. Class B	14,016	642,213
Viacom, Inc. Class B	14,288	482,363
Walt Disney Co. (The)	30,129	3,523,285

Total Entertainment		6,026,866
Equity Real Estate Investment Trusts (REITs) – 7.9%
Acadia Realty Trust	6,589	184,690
Alexander’s, Inc.	225	77,243
Alexandria Real Estate Equities, Inc.	2,826	355,483
American Assets Trust, Inc.	2,837	105,792
American Campus Communities, Inc.	7,527	309,811
American Homes 4 Rent Class A	5,087	111,354
American Tower Corp.	10,764	1,564,009
Apartment Investment & Management Co. Class A	5,743	253,439
Apple Hospitality REIT, Inc.	18,008	314,960
AvalonBay Communities, Inc.	5,010	907,562
Boston Properties, Inc.	4,388	540,119
Brandywine Realty Trust	8,902	139,939
Brixmor Property Group, Inc.	26,804	469,338
Camden Property Trust	3,772	352,946
CBL & Associates Properties, Inc.(a)	35,880	143,161
Chesapeake Lodging Trust	4,105	131,647
Colony Capital, Inc.	73,711	448,900
Columbia Property Trust, Inc.	5,970	141,131
Community Healthcare Trust, Inc.	3,650	113,077
CoreCivic, Inc.	11,701	284,685
CoreSite Realty Corp.	1,262	140,259
Corporate Office Properties Trust	5,487	163,677
Cousins Properties, Inc.	15,538	138,133
Crown Castle International Corp.	19,185	2,135,866
CubeSmart	7,202	205,473
CyrusOne, Inc.	4,682	296,839
DDR Corp.	27,777	371,934
DiamondRock Hospitality Co.	14,304	166,928
Digital Realty Trust, Inc.	8,892	1,000,172
Douglas Emmett, Inc.	5,174	195,163
Duke Realty Corp.	12,858	364,781
EastGroup Properties, Inc.	2,004	191,622
EPR Properties	5,445	372,492
Equinix, Inc.	1,740	753,229
Equity LifeStyle Properties, Inc.	2,713	261,669
Equity Residential	13,564	898,751
Essex Property Trust, Inc.	2,174	536,348
Extra Space Storage, Inc.	6,063	525,298
Federal Realty Investment Trust	2,706	342,228
First Industrial Realty Trust, Inc.	4,384	137,658
Forest City Realty Trust, Inc. Class A	6,977	175,053
Franklin Street Properties Corp.	19,123	152,793
Gaming and Leisure Properties, Inc.	18,045	636,086
GEO Group, Inc. (The)	11,413	287,151
Global Net Lease, Inc.	11,282	235,230
Government Properties Income Trust(a)	12,723	143,643
Gramercy Property Trust	10,632	291,742

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
HCP, Inc.	33,460	$880,667
Healthcare Realty Trust, Inc.	5,421	158,618
Healthcare Trust of America, Inc. Class A	8,164	217,734
Highwoods Properties, Inc.	4,266	201,611
Hospitality Properties Trust	14,210	409,816
Host Hotels & Resorts, Inc.	35,408	747,109
Hudson Pacific Properties, Inc.	5,855	191,576
Investors Real Estate Trust	23,417	140,034
Invitation Homes, Inc.	6,908	158,262
Iron Mountain, Inc.	19,211	663,164
JBG SMITH Properties	3,690	135,903
Kilroy Realty Corp.	2,456	176,071
Kimco Realty Corp.	35,791	599,141
Kite Realty Group Trust	14,401	239,777
Lamar Advertising Co. Class A	4,544	353,523
LaSalle Hotel Properties	10,283	355,689
Lexington Realty Trust	23,148	192,128
Liberty Property Trust	8,647	365,336
Life Storage, Inc.	3,075	292,617
LTC Properties, Inc.	2,855	125,934
Macerich Co. (The)	8,129	449,452
Mack-Cali Realty Corp.	6,991	148,629
Medical Properties Trust, Inc.	32,224	480,460
Mid-America Apartment Communities, Inc.	4,201	420,856
Monmouth Real Estate Investment Corp.	6,573	109,901
National Health Investors, Inc.	2,468	186,556
National Retail Properties, Inc.	8,515	381,642
Omega Healthcare Investors, Inc.	23,989	786,120
One Liberty Properties, Inc.	4,930	136,955
Outfront Media, Inc.	11,902	237,445
Paramount Group, Inc.	10,797	162,927
Park Hotels & Resorts, Inc.	15,900	521,838
Pebblebrook Hotel Trust(a)	4,474	162,719
Pennsylvania Real Estate Investment Trust(a)	12,583	119,035
Physicians Realty Trust	11,950	201,477
Piedmont Office Realty Trust, Inc. Class A	9,293	175,916
PotlatchDeltic Corp.	2,530	103,604
Prologis, Inc.	22,592	1,531,512
PS Business Parks, Inc.	1,211	153,906
Public Storage	8,169	1,647,115
QTS Realty Trust, Inc. Class A	1,889	80,604
Ramco-Gershenson Properties Trust	9,557	129,975
Rayonier, Inc.	5,529	186,935
Realty Income Corp.	15,283	869,450
Regency Centers Corp.	6,344	410,266
Retail Opportunity Investments Corp.	7,322	136,702
Retail Properties of America, Inc. Class A	17,461	212,850
Rexford Industrial Realty, Inc.	974	31,129
RLJ Lodging Trust	14,895	328,137
Ryman Hospitality Properties, Inc.	2,896	249,548
Sabra Health Care REIT, Inc.	24,382	563,712
Safety Income & Growth, Inc.	5,425	101,610
Select Income REIT	10,461	229,514
Senior Housing Properties Trust	23,377	410,500
Simon Property Group, Inc.	17,622	3,114,689
SL Green Realty Corp.	3,948	385,048
Spirit Realty Capital, Inc.	52,965	426,898
STAG Industrial, Inc.	6,180	169,950
STORE Capital Corp.	10,935	303,884
Summit Hotel Properties, Inc.	7,947	107,523
Sun Communities, Inc.	3,115	316,297
Sunstone Hotel Investors, Inc.	2,745	44,908
Tanger Factory Outlet Centers, Inc.(a)	8,733	199,811
Taubman Centers, Inc.	3,769	225,499
UDR, Inc.	10,755	434,825
Uniti Group, Inc.*	26,003	523,960
Urban Edge Properties	6,271	138,464
Ventas, Inc.	21,111	1,148,016
VEREIT, Inc.	86,698	629,427
Vornado Realty Trust	7,498	547,354
W.P. Carey, Inc.	7,133	458,723
Washington Prime Group, Inc.	37,989	277,320
Washington Real Estate Investment Trust	4,629	141,879
Weingarten Realty Investors	8,267	246,026
Welltower, Inc.	23,853	1,534,225
Weyerhaeuser Co.	33,187	1,070,944
Xenia Hotels & Resorts, Inc.	7,995	189,482

Total Equity Real Estate Investment Trusts (REITs)		49,368,363
Food & Staples Retailing – 2.0%
Casey’s General Stores, Inc.	451	58,229
Costco Wholesale Corp.	6,257	1,469,644
Kroger Co. (The)	20,838	606,594
Sysco Corp.	15,821	1,158,888
Walgreens Boots Alliance, Inc.	28,122	2,050,094
Walmart, Inc.	79,149	7,432,883
Weis Markets, Inc.	1,413	61,324

Total Food & Staples Retailing		12,837,656
Food Products – 1.9%
Alico, Inc.	928	31,366
Archer-Daniels-Midland Co.	21,775	1,094,629
B&G Foods, Inc.(a)	4,802	131,815
Calavo Growers, Inc.(a)	419	40,475
Campbell Soup Co.(a)	10,910	399,633
Conagra Brands, Inc.	11,574	393,169
Dean Foods Co.	6,575	46,683
Flowers Foods, Inc.	8,510	158,797
General Mills, Inc.	24,935	1,070,210
Hershey Co. (The)	4,494	458,388
Hormel Foods Corp.(a)	13,752	541,829
Ingredion, Inc.	1,550	162,688
J&J Snack Foods Corp.	200	30,178
J.M. Smucker Co. (The)	3,834	393,407
John B. Sanfilippo & Son, Inc.	1,257	89,725
Kellogg Co.	14,148	990,643
Kraft Heinz Co. (The)	50,198	2,766,412
Lamb Weston Holdings, Inc.	2,632	175,291
Lancaster Colony Corp.	783	116,831

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
McCormick & Co., Inc. Non-Voting Shares	3,650	$480,888
Mondelez International, Inc. Class A	38,345	1,647,301
Pinnacle Foods, Inc.	3,488	226,057
Tyson Foods, Inc. Class A	4,938	293,959

Total Food Products		11,740,374
Gas Utilities – 0.2%
Atmos Energy Corp.	2,947	276,753
National Fuel Gas Co.	2,954	165,601
New Jersey Resources Corp.	2,392	110,271
Northwest Natural Holding Co.	2,007	134,268
ONE Gas, Inc.	1,671	137,490
South Jersey Industries, Inc.	3,894	137,342
Southwest Gas Holdings, Inc.	1,031	81,480
Spire, Inc.	2,185	160,707
UGI Corp.	4,190	232,461

Total Gas Utilities		1,436,373
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	42,456	3,114,572
Baxter International, Inc.	6,974	537,626
Becton, Dickinson and Co.	4,379	1,142,919
Danaher Corp.	5,046	548,298
Dentsply Sirona, Inc.	893	33,702
Meridian Bioscience, Inc.	4,385	65,337
ResMed, Inc.	3,322	383,159
Stryker Corp.	5,310	943,481
Teleflex, Inc.	407	108,299
Zimmer Biomet Holdings, Inc.	1,956	257,155

Total Health Care Equipment & Supplies		7,134,548
Health Care Providers & Services – 1.9%
Aetna, Inc.	4,246	861,301
AmerisourceBergen Corp.	4,465	411,762
Anthem, Inc.	4,280	1,172,934
Cardinal Health, Inc.	12,341	666,414
Chemed Corp.	197	62,957
CVS Health Corp.	34,859	2,744,100
Encompass Health Corp.	2,974	231,823
Humana, Inc.	1,082	366,279
McKesson Corp.	2,424	321,544
Owens & Minor, Inc.	5,517	91,141
Patterson Cos., Inc.	3,115	76,162
Psychemedics Corp.	1,465	27,557
Quest Diagnostics, Inc.	3,261	351,894
UnitedHealth Group, Inc.	16,650	4,429,566

Total Health Care Providers & Services		11,815,434
Hotels, Restaurants & Leisure – 2.1%
Aramark	3,467	149,150
Brinker International, Inc.	2,916	136,265
Choice Hotels International, Inc.	1,238	103,125
Churchill Downs, Inc.	271	75,257
Cracker Barrel Old Country Store, Inc.(a)	797	117,262
Darden Restaurants, Inc.	4,331	481,564
Dine Brands Global, Inc.	2,469	200,754
Domino’s Pizza, Inc.	599	176,585
Dunkin’ Brands Group, Inc.	2,487	183,342
Hilton Worldwide Holdings, Inc.	4,144	334,752
Jack in the Box, Inc.	341	28,586
Las Vegas Sands Corp.	41,554	2,465,399
Marriott International, Inc. Class A	5,432	717,187
Marriott Vacations Worldwide Corp.	855	95,546
McDonald’s Corp.	23,869	3,993,045
MGM Resorts International	7,778	217,084
Ruth’s Hospitality Group, Inc.	2,490	78,559
Six Flags Entertainment Corp.	4,395	306,859
Starbucks Corp.	36,821	2,092,906
Texas Roadhouse, Inc.	2,120	146,895
Vail Resorts, Inc.	943	258,778
Wendy’s Co. (The)	7,264	124,505
Wyndham Destinations, Inc.	3,352	145,343
Wynn Resorts Ltd.	1,444	183,475
Yum! Brands, Inc.	6,502	591,097

Total Hotels, Restaurants & Leisure		13,403,320
Household Durables – 0.3%
Bassett Furniture Industries, Inc.	834	17,723
CSS Industries, Inc.	2,206	31,391
D.R. Horton, Inc.	5,761	242,999
Leggett & Platt, Inc.	4,789	209,710
Lennar Corp. Class B	1,763	67,876
MDC Holdings, Inc.	3,700	109,446
Newell Brands, Inc.	18,908	383,832
PulteGroup, Inc.	6,204	153,673
Tupperware Brands Corp.	2,808	93,928
Whirlpool Corp.	2,704	321,100

Total Household Durables		1,631,678
Household Products – 2.0%
Church & Dwight Co., Inc.	5,486	325,704
Clorox Co. (The)	3,869	581,936
Colgate-Palmolive Co.	23,841	1,596,155
Energizer Holdings, Inc.	1,771	103,869
Kimberly-Clark Corp.	13,955	1,585,846
Oil-Dri Corp. of America	650	25,064
Procter & Gamble Co. (The)	97,599	8,123,165

Total Household Products		12,341,739
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	40,767	570,738
NRG Energy, Inc.	2,109	78,877
Ormat Technologies, Inc.	477	25,810
Pattern Energy Group, Inc. Class A	8,970	178,234

Total Independent Power & Renewable Electricity Producers		853,659
Industrial Conglomerates – 1.6%
3M Co.	15,243	3,211,853
Carlisle Cos., Inc.	1,040	126,672
General Electric Co.	296,480	3,347,259
Honeywell International, Inc.	18,664	3,105,690

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
Raven Industries, Inc.	887	$40,580
Roper Technologies, Inc.	945	279,918

Total Industrial Conglomerates		10,111,972
Insurance – 2.4%
Aflac, Inc.	22,413	1,054,980
Allstate Corp. (The)	7,408	731,170
American Financial Group, Inc.	1,656	183,766
American International Group, Inc.	23,248	1,237,723
American National Insurance Co.	471	60,895
AMERISAFE, Inc.	1,580	97,881
AmTrust Financial Services, Inc.	20,024	290,748
Arthur J. Gallagher & Co.	5,970	444,407
Assurant, Inc.	1,686	182,004
Brown & Brown, Inc.	5,250	155,242
Cincinnati Financial Corp.	5,421	416,387
CNA Financial Corp.	8,396	383,277
CNO Financial Group, Inc.	4,168	88,445
Erie Indemnity Co. Class A	1,471	187,597
Fidelity National Financial, Inc.	9,469	372,605
First American Financial Corp.	4,915	253,565
Hanover Insurance Group, Inc. (The)	1,359	167,660
Hartford Financial Services Group, Inc. (The)	8,478	423,561
Horace Mann Educators Corp.	669	30,038
Kemper Corp.	488	39,260
Lincoln National Corp.	4,841	327,542
Loews Corp.	1,173	58,920
Marsh & McLennan Cos., Inc.	11,416	944,331
Mercury General Corp.	3,249	162,970
MetLife, Inc.	38,512	1,799,281
Old Republic International Corp.	12,956	289,955
Principal Financial Group, Inc.	9,688	567,620
ProAssurance Corp.	1,877	88,125
Progressive Corp. (The)	10,152	721,198
Prudential Financial, Inc.	13,352	1,352,825
Reinsurance Group of America, Inc.	1,463	211,491
RLI Corp.	517	40,626
Safety Insurance Group, Inc.	921	82,522
Torchmark Corp.	1,941	168,265
Travelers Cos., Inc. (The)	7,362	954,925
Unum Group	5,923	231,412
W.R. Berkley Corp.	1,390	111,103

Total Insurance		14,914,322
Internet & Catalog Retail – 0.0%
Expedia Group, Inc.	1,691	220,642
Nutrisystem, Inc.	1,752	64,911

Total Internet & Catalog Retail		285,553
IT Services – 2.8%
Alliance Data Systems Corp.	615	145,238
Automatic Data Processing, Inc.	12,004	1,808,523
Booz Allen Hamilton Holding Corp.	3,426	170,032
Broadridge Financial Solutions, Inc.	2,995	395,190
Cass Information Systems, Inc.	882	57,436
Cognizant Technology Solutions Corp. Class A	6,089	469,766
Convergys Corp.	2,039	48,406
DXC Technology Co.	2,576	240,907
Fidelity National Information Services, Inc.	5,101	556,366
International Business Machines Corp.	45,329	6,854,198
Jack Henry & Associates, Inc.	1,563	250,205
Leidos Holdings, Inc.	4,427	306,171
ManTech International Corp. Class A	807	51,083
MasterCard, Inc. Class A	8,152	1,814,717
Paychex, Inc.	13,107	965,331
Sabre Corp.	10,400	271,232
Science Applications International Corp.	958	77,215
Total System Services, Inc.	2,139	211,205
Visa, Inc. Class A	16,164	2,426,055
Western Union Co. (The)	20,345	387,776

Total IT Services		17,507,052
Leisure Products – 0.1%
Brunswick Corp.	1,643	110,114
Escalade, Inc.	1,895	24,351
Hasbro, Inc.	3,771	396,407
Marine Products Corp.	2,029	46,444
Polaris Industries, Inc.	1,604	161,924

Total Leisure Products		739,240
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	4,104	289,496
Bio-Techne Corp.	776	158,389
Luminex Corp.	2,126	64,439
Thermo Fisher Scientific, Inc.	1,749	426,896

Total Life Sciences Tools & Services		939,220
Machinery – 1.6%
Albany International Corp. Class A	769	61,135
Allison Transmission Holdings, Inc.	3,875	201,539
Altra Industrial Motion Corp.	571	14,614
Caterpillar, Inc.	16,569	2,526,607
Crane Co.	1,713	168,473
Cummins, Inc.	5,530	807,767
Deere & Co.	7,042	1,058,624
Donaldson Co., Inc.	3,237	188,588
Dover Corp.	4,123	365,009
Flowserve Corp.	2,816	154,007
Fortive Corp.	1,970	165,874
Graco, Inc.	3,641	168,724
Graham Corp.	2,280	64,228
Greenbrier Cos., Inc. (The)	869	52,227
Hurco Cos., Inc.	720	32,472
IDEX Corp.	1,640	247,082
Illinois Tool Works, Inc.	8,250	1,164,240
Kennametal, Inc.	2,331	101,538
Lincoln Electric Holdings, Inc.	1,784	166,697
Lindsay Corp.	328	32,879
Nordson Corp.	1,115	154,873
Oshkosh Corp.	1,344	95,747

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
PACCAR, Inc.	6,153	$419,573
Parker-Hannifin Corp.	2,716	499,554
Snap-on, Inc.	1,244	228,398
Stanley Black & Decker, Inc.	3,281	480,470
Timken Co. (The)	2,876	143,369
Toro Co. (The)	2,193	131,514
Trinity Industries, Inc.	3,227	118,237
Xylem, Inc.	2,833	226,272

Total Machinery		10,240,331
Media – 1.0%
CBS Corp. Class A	2,124	123,298
CBS Corp. Class B Non-Voting Shares	4,573	262,719
Comcast Corp. Class A	98,250	3,479,032
Entercom Communications Corp. Class A(a)	6,938	54,810
Gannett Co., Inc.	10,383	103,934
Interpublic Group of Cos., Inc. (The)	17,751	405,965
John Wiley & Sons, Inc. Class A	1,636	99,142
Meredith Corp.(a)	2,100	107,205
New Media Investment Group, Inc.	4,169	65,412
News Corp. Class A	10,523	138,798
Nexstar Media Group, Inc. Class A	861	70,085
Omnicom Group, Inc.	9,561	650,339
Sinclair Broadcast Group, Inc. Class A	2,665	75,553
Sirius XM Holdings, Inc.(a)	50,805	321,088
TEGNA, Inc.	6,581	78,709
Tribune Media Co. Class A	3,692	141,884

Total Media		6,177,973
Metals & Mining – 0.3%
Commercial Metals Co.	4,196	86,102
Compass Minerals International, Inc.	2,232	149,990
Kaiser Aluminum Corp.	447	48,750
Newmont Mining Corp.	6,072	183,374
Nucor Corp.	10,363	657,532
Reliance Steel & Aluminum Co.	2,217	189,088
Royal Gold, Inc.	1,059	81,607
Steel Dynamics, Inc.	6,239	281,941
United States Steel Corp.	1,459	44,470
Worthington Industries, Inc.	1,731	75,056

Total Metals & Mining		1,797,910
Multi-Utilities – 1.5%
Ameren Corp.	9,604	607,165
Avista Corp.	1,190	60,166
Black Hills Corp.	2,435	141,449
CenterPoint Energy, Inc.	20,538	567,876
CMS Energy Corp.	8,786	430,514
Consolidated Edison, Inc.	12,274	935,156
Dominion Energy, Inc.	29,106	2,045,570
DTE Energy Co.	6,730	734,445
MDU Resources Group, Inc.	6,997	179,753
NiSource, Inc.	10,560	263,155
NorthWestern Corp.	2,424	142,192
Public Service Enterprise Group, Inc.	21,573	1,138,838
SCANA Corp.	10,274	399,556
Sempra Energy	8,321	946,514
Vectren Corp.	3,405	243,423
WEC Energy Group, Inc.	12,083	806,661

Total Multi-Utilities		9,642,433
Multiline Retail – 0.8%
Big Lots, Inc.	1,092	45,635
Dollar General Corp.	3,851	420,914
Kohl’s Corp.	9,506	708,672
Macy’s, Inc.	23,458	814,696
Nordstrom, Inc.	7,030	420,464
Target Corp.	27,536	2,428,951

Total Multiline Retail		4,839,332
Oil, Gas & Consumable Fuels – 7.9%
Anadarko Petroleum Corp.	3,277	220,903
Andeavor	4,365	670,028
Apache Corp.	12,170	580,144
Cabot Oil & Gas Corp.	3,292	74,136
Chevron Corp.	85,949	10,509,844
Cimarex Energy Co.	346	32,157
ConocoPhillips	31,173	2,412,790
CVR Energy, Inc.	7,220	290,388
Delek U.S. Holdings, Inc.	2,364	100,305
Devon Energy Corp.	4,692	187,399
EOG Resources, Inc.	4,877	622,159
EQT Corp.	841	37,197
Evolution Petroleum Corp.	4,336	47,913
Exxon Mobil Corp.	198,860	16,907,077
Hess Corp.	8,847	633,268
HollyFrontier Corp.	6,561	458,614
Kinder Morgan, Inc.	79,422	1,408,152
Marathon Oil Corp.	15,501	360,863
Marathon Petroleum Corp.	15,571	1,245,213
Murphy Oil Corp.	8,488	282,990
Noble Energy, Inc.	9,966	310,840
Occidental Petroleum Corp.	42,605	3,500,853
ONEOK, Inc.	26,644	1,806,197
Panhandle Oil and Gas, Inc. Class A	1,456	26,863
PBF Energy, Inc. Class A	5,187	258,883
Phillips 66	17,893	2,016,899
Range Resources Corp.	4,484	76,183
SemGroup Corp. Class A	7,729	170,424
Targa Resources Corp.	21,753	1,224,911
Valero Energy Corp.	17,680	2,011,100
Williams Cos., Inc. (The)	43,315	1,177,735
World Fuel Services Corp.	1,777	49,187

Total Oil, Gas & Consumable Fuels		49,711,615
Paper & Forest Products – 0.0%
Domtar Corp.	3,061	159,692
KapStone Paper and Packaging Corp.	3,173	107,597
Schweitzer-Mauduit International, Inc.	1,006	38,540

Total Paper & Forest Products		305,829

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
Personal Products – 0.2%
Coty, Inc. Class A	26,738	$335,829
Estee Lauder Cos., Inc. (The) Class A	3,847	559,046
Inter Parfums, Inc.	682	43,955
Medifast, Inc.	413	91,500
Nu Skin Enterprises, Inc. Class A	1,833	151,076

Total Personal Products		1,181,406
Pharmaceuticals – 6.2%
Bristol-Myers Squibb Co.	51,873	3,220,276
Eli Lilly & Co.	34,133	3,662,812
Johnson & Johnson	81,287	11,231,425
Merck & Co., Inc.	118,019	8,372,268
Pfizer, Inc.	269,196	11,863,468
Zoetis, Inc.	4,456	407,991

Total Pharmaceuticals		38,758,240
Professional Services – 0.2%
CRA International, Inc.	1,677	84,219
Dun & Bradstreet Corp. (The)	940	133,959
Equifax, Inc.	1,922	250,955
Forrester Research, Inc.	794	36,445
Heidrick & Struggles International, Inc.	2,354	79,683
Kelly Services, Inc. Class A	1,064	25,568
Kforce, Inc.	2,321	87,270
ManpowerGroup, Inc.	1,547	132,980
Reis, Inc.	3,747	86,181
Resources Connection, Inc.	3,573	59,312
Robert Half International, Inc.	2,775	195,304

Total Professional Services		1,171,876
Real Estate Management & Development – 0.1%
Griffin Industrial Realty, Inc.	1,676	65,364
Jones Lang LaSalle, Inc.	198	28,575
Kennedy-Wilson Holdings, Inc.	9,999	214,979
Realogy Holdings Corp.(a)	2,802	57,833

Total Real Estate Management & Development		366,751
Road & Rail – 1.0%
CSX Corp.	17,608	1,303,872
JB Hunt Transport Services, Inc.	1,592	189,352
Kansas City Southern	1,354	153,381
Norfolk Southern Corp.	6,507	1,174,514
Old Dominion Freight Line, Inc.	229	36,929
Ryder System, Inc.	1,715	125,315
Union Pacific Corp.	20,414	3,324,012
Universal Logistics Holdings, Inc.	2,595	95,496

Total Road & Rail		6,402,871
Semiconductors & Semiconductor Equipment – 3.2%
Analog Devices, Inc.	9,501	878,462
Applied Materials, Inc.	11,816	456,688
Brooks Automation, Inc.	2,612	91,498
Cabot Microelectronics Corp.	328	33,840
Cypress Semiconductor Corp.	13,567	196,586
Intel Corp.	148,670	7,030,604
KLA-Tencor Corp.	4,747	482,817
Lam Research Corp.	2,378	360,743
Maxim Integrated Products, Inc.	10,100	569,539
Microchip Technology, Inc.(a)	5,479	432,348
NVE Corp.	385	40,764
NVIDIA Corp.	2,537	712,948
QUALCOMM, Inc.	66,630	4,799,359
Skyworks Solutions, Inc.	3,546	321,658
Teradyne, Inc.	2,634	97,405
Texas Instruments, Inc.	30,814	3,306,034
Xilinx, Inc.	6,491	520,384

Total Semiconductors & Semiconductor Equipment		20,331,677
Software – 4.5%
CA, Inc.	16,164	713,641
CDK Global, Inc.	1,259	78,763
Intuit, Inc.	3,396	772,250
j2 Global, Inc.	1,345	111,433
Microsoft Corp.	195,108	22,314,502
Oracle Corp.	80,469	4,148,982
SS&C Technologies Holdings, Inc.	2,248	127,754
Symantec Corp.	9,191	195,585
TiVo Corp.	6,621	82,431

Total Software		28,545,341
Specialty Retail – 2.3%
Abercrombie & Fitch Co. Class A	5,174	109,275
American Eagle Outfitters, Inc.	8,439	209,540
Barnes & Noble, Inc.	14,092	81,734
Bed Bath & Beyond, Inc.	6,428	96,420
Best Buy Co., Inc.	8,210	651,546
Cato Corp. (The) Class A	4,853	102,010
Chico’s FAS, Inc.	10,353	89,760
Children’s Place, Inc. (The)	247	31,567
Dick’s Sporting Goods, Inc.	3,329	118,113
DSW, Inc. Class A	4,497	152,358
Foot Locker, Inc.	4,592	234,100
GameStop Corp. Class A(a)	11,746	179,361
Gap, Inc. (The)	12,572	362,702
Guess?, Inc.	4,588	103,689
Haverty Furniture Cos., Inc.	1,869	41,305
Home Depot, Inc. (The)	28,818	5,969,649
L Brands, Inc.	15,001	454,530
Lowe’s Cos., Inc.	19,753	2,268,039
Office Depot, Inc.	38,133	122,407
Penske Automotive Group, Inc.	3,056	144,824
Ross Stores, Inc.	3,841	380,643
Tailored Brands, Inc.	3,288	82,825
Tiffany & Co.	3,103	400,194
TJX Cos., Inc. (The)	13,174	1,475,751
Tractor Supply Co.	2,562	232,835
Williams-Sonoma, Inc.(a)	3,329	218,782

Total Specialty Retail		14,313,959
Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	96,405	21,762,465
Hewlett Packard Enterprise Co.	42,221	688,624

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2018

Investments	Shares	Value
HP, Inc.	57,104	$1,471,570
NetApp, Inc.	5,687	488,456
Western Digital Corp.	9,138	534,939
Xerox Corp.	10,204	275,304

Total Technology Hardware, Storage & Peripherals		25,221,358
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	662	65,273
Columbia Sportswear Co.	1,562	145,375
Culp, Inc.	1,692	40,946
Hanesbrands, Inc.	12,978	239,185
NIKE, Inc. Class B	21,367	1,810,212
Ralph Lauren Corp.	1,589	218,567
Tapestry, Inc.	10,877	546,787
VF Corp.	12,368	1,155,790
Wolverine World Wide, Inc.	1,435	56,037

Total Textiles, Apparel & Luxury Goods		4,278,172
Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial, Inc.	6,833	87,052
ESSA Bancorp, Inc.	6,860	111,544
Meta Financial Group, Inc.	329	27,192
New York Community Bancorp, Inc.	34,787	360,741
Northwest Bancshares, Inc.	6,638	114,970
Provident Financial Holdings, Inc.	5,704	104,383
Provident Financial Services, Inc.	4,286	105,221
Southern Missouri Bancorp, Inc.	771	28,735
TFS Financial Corp.	14,944	224,310
Washington Federal, Inc.	3,461	110,752

Total Thrifts & Mortgage Finance		1,274,900
Tobacco – 1.9%
Altria Group, Inc.	89,543	5,400,338
Philip Morris International, Inc.	78,243	6,379,934
Universal Corp.	1,442	93,730
Vector Group Ltd.	14,733	203,015

Total Tobacco		12,077,017
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	788	61,661
Fastenal Co.	8,339	483,829
GATX Corp.	1,545	133,781
Kaman Corp.	712	47,547
MSC Industrial Direct Co., Inc. Class A	1,147	101,062
W.W. Grainger, Inc.	1,534	548,267
Watsco, Inc.	897	159,756

Total Trading Companies & Distributors		1,535,903
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	10,026	462,499
Water Utilities – 0.1%
American Water Works Co., Inc.	4,009	352,672
Aqua America, Inc.	6,301	232,507
Artesian Resources Corp. Class A	782	28,762
Global Water Resources, Inc.	3,204	33,930
Middlesex Water Co.	714	34,572
York Water Co. (The)	869	26,417

Total Water Utilities		708,860
Wireless Telecommunication Services – 0.0%
Shenandoah Telecommunications Co.	869	33,674
Telephone & Data Systems, Inc.	4,047	123,150

Total Wireless Telecommunication Services		156,824
TOTAL COMMON STOCKS (Cost: $484,781,244)		627,298,128
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. Total Earnings Fund(b) (Cost: $702,171)	21,416	717,222
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $913,779)(d)	913,779	913,779
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $486,397,194)		628,929,129
Other Assets less Liabilities – (0.0)%		(126,917)

NET ASSETS – 100.0%		$628,802,212

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,307,157 and the total market value of the collateral held by the Fund was $3,415,906. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,502,127.

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.9%
Puerto Rico – 0.0%
IT Services – 0.0%
EVERTEC, Inc.	402	$9,688
United States – 99.9%
Aerospace & Defense – 2.7%
AAR Corp.	186	8,908
Boeing Co. (The)	1,375	511,363
BWX Technologies, Inc.	121	7,567
Curtiss-Wright Corp.	96	13,192
Esterline Technologies Corp.*	116	10,550
General Dynamics Corp.	886	181,382
Harris Corp.	280	47,379
HEICO Corp.	246	22,782
Hexcel Corp.	282	18,908
Huntington Ingalls Industries, Inc.	139	35,595
KLX, Inc.*	125	7,848
L3 Technologies, Inc.	200	42,524
Lockheed Martin Corp.	671	232,139
Mercury Systems, Inc.*	105	5,809
Moog, Inc. Class A	131	11,262
Northrop Grumman Corp.	440	139,643
Raytheon Co.	664	137,222
Rockwell Collins, Inc.	292	41,017
Spirit AeroSystems Holdings, Inc. Class A	220	20,167
Teledyne Technologies, Inc.*	57	14,061
Textron, Inc.	718	51,315
TransDigm Group, Inc.*	103	38,347
Triumph Group, Inc.	427	9,949
United Technologies Corp.	2,484	347,288

Total Aerospace & Defense		1,956,217
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	307	30,061
Expeditors International of Washington, Inc.	373	27,427
FedEx Corp.	719	173,128
Forward Air Corp.	149	10,683
United Parcel Service, Inc. Class B	1,759	205,363
XPO Logistics, Inc.*	133	15,185

Total Air Freight & Logistics		461,847
Airlines – 1.0%
Alaska Air Group, Inc.	642	44,208
Allegiant Travel Co.	63	7,989
American Airlines Group, Inc.	2,216	91,587
Delta Air Lines, Inc.	3,941	227,908
Hawaiian Holdings, Inc.	262	10,506
JetBlue Airways Corp.*	1,724	33,377
Southwest Airlines Co.	1,941	121,216
Spirit Airlines, Inc.*	324	15,218
United Continental Holdings, Inc.*	1,770	157,636

Total Airlines		709,645
Auto Components – 0.4%
American Axle & Manufacturing Holdings, Inc.*	947	16,516
BorgWarner, Inc.	340	14,545
Cooper Tire & Rubber Co.	364	10,301
Cooper-Standard Holdings, Inc.*	83	9,958
Dana, Inc.	1,282	23,935
Dorman Products, Inc.*	121	9,307
Fox Factory Holding Corp.*	148	10,367
Gentex Corp.	1,024	21,975
Gentherm, Inc.*	186	8,454
Goodyear Tire & Rubber Co. (The)	1,803	42,172
LCI Industries	46	3,809
Lear Corp.	363	52,635
Modine Manufacturing Co.*	299	4,455
Standard Motor Products, Inc.	161	7,925
Stoneridge, Inc.*	373	11,086
Tenneco, Inc.	294	12,389
Tower International, Inc.	238	7,200
Visteon Corp.*	97	9,011

Total Auto Components		276,040
Automobiles – 0.8%
Ford Motor Co.	20,662	191,124
General Motors Co.	9,887	332,895
Harley-Davidson, Inc.	641	29,037
Thor Industries, Inc.	169	14,145

Total Automobiles		567,201
Banks – 9.6%
1st Source Corp.	216	11,366
Ameris Bancorp	190	8,683
Associated Banc-Corp.	574	14,924
Banc of California, Inc.	369	6,974
BancFirst Corp.	141	8,453
BancorpSouth Bank	361	11,805
Bank of America Corp.	39,092	1,151,650
Bank of Hawaii Corp.	133	10,495
Bank OZK	450	17,082
BankUnited, Inc.	352	12,461
Banner Corp.	157	9,761
BB&T Corp.	2,566	124,554
Berkshire Hills Bancorp, Inc.	160	6,512
BOK Financial Corp.	215	20,915
Boston Private Financial Holdings, Inc.	609	8,313
Brookline Bancorp, Inc.	134	2,238
Camden National Corp.	258	11,208
Cathay General Bancorp	320	13,261
CenterState Bank Corp.	104	2,917
Central Pacific Financial Corp.	359	9,488
Chemical Financial Corp.	211	11,267
CIT Group, Inc.	292	15,070
Citigroup, Inc.	11,035	791,651
Citizens Financial Group, Inc.	1,744	67,266
City Holding Co.	171	13,133
CoBiz Financial, Inc.	542	12,000
Codorus Valley Bancorp, Inc.	127	3,967
Comerica, Inc.	553	49,881

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Commerce Bancshares, Inc.	224	$14,788
Cullen/Frost Bankers, Inc.	209	21,828
CVB Financial Corp.	412	9,196
East West Bancorp, Inc.	443	26,744
Enterprise Financial Services Corp.	283	15,013
FB Financial Corp.	187	7,327
FCB Financial Holdings, Inc. Class A*	211	10,001
Fifth Third Bancorp	3,775	105,398
First Bancorp	24	972
First Busey Corp.	301	9,346
First Citizens BancShares, Inc. Class A	32	14,473
First Financial Bancorp	46	1,366
First Financial Bankshares, Inc.	200	11,820
First Foundation, Inc.*	203	3,171
First Hawaiian, Inc.	413	11,217
First Horizon National Corp.	627	10,822
First Merchants Corp.	233	10,483
First Republic Bank	425	40,800
Flushing Financial Corp.	302	7,369
FNB Corp.	854	10,863
Fulton Financial Corp.	265	4,412
German American Bancorp, Inc.	235	8,291
Glacier Bancorp, Inc.	273	11,764
Great Southern Bancorp, Inc.	30	1,660
Great Western Bancorp, Inc.	272	11,476
Guaranty Bancorp	457	13,573
Hancock Whitney Corp.	257	12,220
Hanmi Financial Corp.	351	8,740
Heartland Financial USA, Inc.	209	12,132
Heritage Financial Corp.	138	4,851
Hilltop Holdings, Inc.	467	9,419
Home BancShares, Inc.	452	9,899
Hope Bancorp, Inc.	458	7,406
Horizon Bancorp, Inc.	520	10,270
Huntington Bancshares, Inc.	3,106	46,342
Iberiabank Corp.	137	11,145
Independent Bank Corp.	578	19,919
International Bancshares Corp.	147	6,615
Investors Bancorp, Inc.	846	10,380
JPMorgan Chase & Co.	13,529	1,526,612
KeyCorp	3,739	74,369
Lakeland Bancorp, Inc.	459	8,285
Lakeland Financial Corp.	111	5,159
M&T Bank Corp.	459	75,524
MB Financial, Inc.	268	12,357
National Bank Holdings Corp. Class A	329	12,387
National Commerce Corp.*	277	11,440
Old National Bancorp	548	10,576
Pacific Premier Bancorp, Inc.*	180	6,696
PacWest Bancorp	407	19,394
Park National Corp.	43	4,539
Peapack Gladstone Financial Corp.	19	587
People’s United Financial, Inc.	819	14,021
Pinnacle Financial Partners, Inc.	161	9,684
PNC Financial Services Group, Inc. (The)	1,605	218,585
Popular, Inc.	304	15,580
Preferred Bank	22	1,287
Prosperity Bancshares, Inc.	231	16,020
Regions Financial Corp.	4,015	73,675
Renasant Corp.	198	8,160
Republic Bancorp, Inc. Class A	172	7,929
S&T Bancorp, Inc.	255	11,057
Sandy Spring Bancorp, Inc.	136	5,346
Seacoast Banking Corp. of Florida*	395	11,534
ServisFirst Bancshares, Inc.	151	5,912
Signature Bank	159	18,260
South State Corp.	110	9,020
Southside Bancshares, Inc.	57	1,984
Sterling Bancorp	451	9,922
Stock Yards Bancorp, Inc.	243	8,821
SunTrust Banks, Inc.	1,707	114,011
SVB Financial Group*	112	34,813
Synovus Financial Corp.	217	9,936
TCF Financial Corp.	620	14,762
Texas Capital Bancshares, Inc.*	145	11,984
Tompkins Financial Corp.	85	6,901
Towne Bank	310	9,563
TriCo Bancshares	36	1,390
Triumph Bancorp, Inc.*	239	9,130
U.S. Bancorp	5,932	313,269
UMB Financial Corp.	119	8,437
Umpqua Holdings Corp.	685	14,248
Union Bankshares Corp.	228	8,785
United Bankshares, Inc.	248	9,015
United Community Banks, Inc.	352	9,817
Valley National Bancorp	973	10,946
Webster Financial Corp.	153	9,021
Wells Fargo & Co.	19,256	1,012,095
WesBanco, Inc.	223	9,941
West Bancorporation, Inc.	178	4,183
Western Alliance Bancorp*	321	18,262
Wintrust Financial Corp.	181	15,374
Zions Bancorp	528	26,479

Total Banks		6,887,890
Beverages – 1.4%
Boston Beer Co., Inc. (The) Class A*	34	9,775
Brown-Forman Corp. Class B	733	37,053
Coca-Cola Co. (The)	5,886	271,874
Constellation Brands, Inc. Class A	487	105,007
Keurig Dr Pepper, Inc.	442	10,241
MGP Ingredients, Inc.	62	4,897
Molson Coors Brewing Co. Class B	1,848	113,652
Monster Beverage Corp.*	730	42,544
National Beverage Corp.*	56	6,531
PepsiCo, Inc.	3,506	391,971

Total Beverages		993,545

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Biotechnology – 3.2%
AbbVie, Inc.	4,132	$390,804
Alexion Pharmaceuticals, Inc.*	262	36,421
Amgen, Inc.	2,749	569,840
Biogen, Inc.*	689	243,431
Celgene Corp.*	2,033	181,933
Concert Pharmaceuticals, Inc.*	312	4,630
Eagle Pharmaceuticals, Inc.*(a)	123	8,528
Emergent BioSolutions, Inc.*	147	9,677
Exelixis, Inc.*	361	6,397
Gilead Sciences, Inc.	9,220	711,876
Myriad Genetics, Inc.*	223	10,258
PDL BioPharma, Inc.*	2,449	6,441
Regeneron Pharmaceuticals, Inc.*	197	79,596
United Therapeutics Corp.*	315	40,282
Vertex Pharmaceuticals, Inc.*	89	17,154

Total Biotechnology		2,317,268
Building Products – 0.3%
A.O. Smith Corp.	358	19,106
AAON, Inc.	206	7,787
Apogee Enterprises, Inc.	141	5,826
Armstrong World Industries, Inc.*	172	11,971
Builders FirstSource, Inc.*	354	5,197
Continental Building Products, Inc.*	235	8,824
Fortune Brands Home & Security, Inc.	412	21,572
JELD-WEN Holding, Inc.*	573	14,130
Lennox International, Inc.	96	20,966
Masco Corp.	707	25,876
Owens Corning	192	10,420
Patrick Industries, Inc.*	68	4,026
Simpson Manufacturing Co., Inc.	149	10,797
Trex Co., Inc.*	124	9,546
Universal Forest Products, Inc.	247	8,727
USG Corp.*	319	13,816

Total Building Products		198,587
Capital Markets – 3.5%
Affiliated Managers Group, Inc.	157	21,465
Ameriprise Financial, Inc.	590	87,119
Artisan Partners Asset Management, Inc. Class A	146	4,730
Bank of New York Mellon Corp. (The)	3,838	195,700
BGC Partners, Inc. Class A	618	7,305
BlackRock, Inc.	403	189,946
CBOE Global Markets, Inc.	98	9,404
Charles Schwab Corp. (The)	2,434	119,631
CME Group, Inc.	574	97,701
Cohen & Steers, Inc.	203	8,244
E*TRADE Financial Corp.*	652	34,158
Eaton Vance Corp.	261	13,718
Evercore, Inc. Class A	147	14,781
FactSet Research Systems, Inc.	75	16,778
Federated Investors, Inc. Class B	417	10,058
Franklin Resources, Inc.	2,204	67,024
GAMCO Investors, Inc. Class A	142	3,326
Goldman Sachs Group, Inc. (The)	1,874	420,226
Greenhill & Co., Inc.(a)	221	5,823
Houlihan Lokey, Inc.	154	6,919
Intercontinental Exchange, Inc.	1,381	103,423
Legg Mason, Inc.	417	13,023
LPL Financial Holdings, Inc.	255	16,450
MarketAxess Holdings, Inc.	28	4,998
Moelis & Co. Class A	168	9,206
Moody’s Corp.	467	78,082
Morgan Stanley	7,357	342,616
Morningstar, Inc.	133	16,745
MSCI, Inc.	151	26,789
Nasdaq, Inc.	495	42,471
Northern Trust Corp.	625	63,831
Piper Jaffray Cos.	87	6,642
Raymond James Financial, Inc.	481	44,276
S&P Global, Inc.	609	118,993
SEI Investments Co.	336	20,530
State Street Corp.	1,309	109,668
Stifel Financial Corp.	240	12,302
T. Rowe Price Group, Inc.	780	85,160
TD Ameritrade Holding Corp.	944	49,872
Waddell & Reed Financial, Inc. Class A	416	8,811

Total Capital Markets		2,507,944
Chemicals – 1.4%
AdvanSix, Inc.*	137	4,651
Air Products & Chemicals, Inc.	467	78,012
Albemarle Corp.	130	12,971
Balchem Corp.	52	5,829
Cabot Corp.	280	17,562
Celanese Corp.	457	52,098
Chemours Co. (The)	383	15,106
DowDuPont, Inc.	2,538	163,219
Eastman Chemical Co.	629	60,208
Ecolab, Inc.	574	89,992
FMC Corp.	149	12,990
H.B. Fuller Co.	160	8,267
Huntsman Corp.	845	23,009
Ingevity Corp.*	71	7,233
Innospec, Inc.	114	8,749
International Flavors & Fragrances, Inc.	146	20,311
Kronos Worldwide, Inc.	824	13,390
Minerals Technologies, Inc.	157	10,613
Mosaic Co. (The)	897	29,135
NewMarket Corp.	43	17,437
Olin Corp.	176	4,520
PolyOne Corp.	274	11,979
PPG Industries, Inc.	664	72,462
Praxair, Inc.	634	101,903
Quaker Chemical Corp.	15	3,033
RPM International, Inc.	308	20,002
Scotts Miracle-Gro Co. (The)	131	10,314
Sensient Technologies Corp.	67	5,126

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Sherwin-Williams Co. (The)	157	$71,468
Stepan Co.	112	9,745
Valvoline, Inc.	766	16,477
W.R. Grace & Co.	128	9,147
Westlake Chemical Corp.	361	30,003

Total Chemicals		1,016,961
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	177	5,708
Brady Corp. Class A	242	10,588
Cintas Corp.	182	36,001
Clean Harbors, Inc.*	31	2,219
Copart, Inc.*	440	22,673
Deluxe Corp.	165	9,395
Ennis, Inc.	347	7,096
Healthcare Services Group, Inc.(a)	146	5,931
Herman Miller, Inc.	258	9,907
KAR Auction Services, Inc.	301	17,967
Knoll, Inc.	316	7,410
Matthews International Corp. Class A	106	5,316
McGrath RentCorp	156	8,497
MSA Safety, Inc.	93	9,899
Multi-Color Corp.	67	4,171
Pitney Bowes, Inc.	1,117	7,908
Quad/Graphics, Inc.	323	6,731
Republic Services, Inc.	743	53,986
Rollins, Inc.	261	15,840
SP Plus Corp.*	188	6,862
Steelcase, Inc. Class A	721	13,339
Stericycle, Inc.*	216	12,675
Tetra Tech, Inc.	116	7,923
Viad Corp.	135	7,999
Waste Management, Inc.	964	87,107

Total Commercial Services & Supplies		383,148
Communications Equipment – 1.4%
Acacia Communications, Inc.*	200	8,274
ADTRAN, Inc.	281	4,960
Applied Optoelectronics, Inc.*(a)	159	3,921
Arista Networks, Inc.*	104	27,649
Ciena Corp.*	454	14,183
Cisco Systems, Inc.	15,234	741,134
CommScope Holding Co., Inc.*	271	8,336
EchoStar Corp. Class A*	146	6,770
F5 Networks, Inc.*	192	38,289
Finisar Corp.*	828	15,773
InterDigital, Inc.	222	17,760
Juniper Networks, Inc.	1,348	40,400
Motorola Solutions, Inc.	381	49,583
NETGEAR, Inc.*	122	7,668
Oclaro, Inc.*	1,492	13,338
Plantronics, Inc.	146	8,804
Ubiquiti Networks, Inc.	228	22,540
Viavi Solutions, Inc.*	783	8,879

Total Communications Equipment		1,038,261
Construction & Engineering – 0.2%
AECOM*	536	17,506
Argan, Inc.	168	7,224
Dycom Industries, Inc.*	93	7,868
EMCOR Group, Inc.	113	8,487
Fluor Corp.	259	15,048
Granite Construction, Inc.	90	4,113
IES Holdings, Inc.*	605	11,798
Jacobs Engineering Group, Inc.	243	18,589
MasTec, Inc.*	325	14,511
Primoris Services Corp.	251	6,230
Quanta Services, Inc.*	419	13,986
Valmont Industries, Inc.	78	10,803

Total Construction & Engineering		136,163
Construction Materials – 0.1%
Eagle Materials, Inc.	121	10,314
Martin Marietta Materials, Inc.	121	22,016
Summit Materials, Inc. Class A*	201	3,654
Vulcan Materials Co.	182	20,239

Total Construction Materials		56,223
Consumer Finance – 1.3%
Ally Financial, Inc.	2,045	54,090
American Express Co.	2,768	294,764
Capital One Financial Corp.	2,104	199,733
Credit Acceptance Corp.*	62	27,160
Discover Financial Services	1,761	134,629
Encore Capital Group, Inc.*	202	7,242
FirstCash, Inc.	113	9,266
Navient Corp.	2,463	33,201
Nelnet, Inc. Class A	265	15,150
OneMain Holdings, Inc.*	410	13,780
Santander Consumer USA Holdings, Inc.	2,195	43,988
SLM Corp.*	1,559	17,383
Synchrony Financial	3,284	102,067
World Acceptance Corp.*	84	9,606

Total Consumer Finance		962,059
Containers & Packaging – 0.4%
AptarGroup, Inc.	144	15,515
Avery Dennison Corp.	221	23,945
Ball Corp.	383	16,848
Bemis Co., Inc.	280	13,608
Berry Global Group, Inc.*	349	16,888
Crown Holdings, Inc.*	501	24,048
Graphic Packaging Holding Co.	714	10,003
Greif, Inc. Class A	124	6,654
International Paper Co.	1,116	54,851
Owens-Illinois, Inc.*	656	12,326
Packaging Corp. of America	229	25,119
Sealed Air Corp.	251	10,078
Silgan Holdings, Inc.	351	9,758
Sonoco Products Co.	301	16,706
WestRock Co.	646	34,522

Total Containers & Packaging		290,869

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Distributors – 0.1%
Core-Mark Holding Co., Inc.	104	$3,532
Genuine Parts Co.	402	39,959
LKQ Corp.*	771	24,417
Pool Corp.	53	8,845

Total Distributors		76,753
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc.*	184	8,869
Bright Horizons Family Solutions, Inc.*	82	9,663
Graham Holdings Co. Class B	14	8,110
Grand Canyon Education, Inc.*	103	11,618
H&R Block, Inc.	899	23,149
Service Corp. International	617	27,271
ServiceMaster Global Holdings, Inc.*	303	18,795
Sotheby’s*	157	7,723
Strategic Education, Inc.	49	6,715
Weight Watchers International, Inc.*	143	10,295

Total Diversified Consumer Services		132,208
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc. Class B*	5,597	1,198,374
Jefferies Financial Group, Inc.	1,291	28,350

Total Diversified Financial Services		1,226,724
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	24,625	826,908
CenturyLink, Inc.	1,274	27,009
Cincinnati Bell, Inc.*	212	3,381
Iridium Communications, Inc.*	561	12,623
Verizon Communications, Inc.	18,385	981,575
Zayo Group Holdings, Inc.*	160	5,555

Total Diversified Telecommunication Services		1,857,051
Electric Utilities – 1.8%
ALLETE, Inc.	129	9,676
Alliant Energy Corp.	461	19,625
American Electric Power Co., Inc.	1,428	101,217
Avangrid, Inc.	722	34,606
Duke Energy Corp.	1,796	143,716
Edison International	1,208	81,758
El Paso Electric Co.	142	8,122
Evergy, Inc.	397	21,803
Eversource Energy	927	56,955
Exelon Corp.	3,052	133,250
Hawaiian Electric Industries, Inc.	234	8,328
IDACORP, Inc.	110	10,915
NextEra Energy, Inc.	1,539	257,936
OGE Energy Corp.	717	26,041
Otter Tail Corp.	221	10,586
PG&E Corp.*	2,673	122,985
Pinnacle West Capital Corp.	375	29,693
PNM Resources, Inc.	271	10,691
Portland General Electric Co.	277	12,634
PPL Corp.	2,524	73,852
Southern Co. (The)	617	26,901
Xcel Energy, Inc.	1,306	61,656

Total Electric Utilities		1,262,946
Electrical Equipment – 0.4%
Acuity Brands, Inc.	112	17,606
AMETEK, Inc.	485	38,373
Atkore International Group, Inc.*	306	8,118
Emerson Electric Co.	1,477	113,109
EnerSys	199	17,339
Generac Holdings, Inc.*	170	9,590
Hubbell, Inc.	132	17,631
Powell Industries, Inc.	61	2,212
Regal Beloit Corp.	172	14,181
Rockwell Automation, Inc.	237	44,442
Sunrun, Inc.*(a)	1,231	15,314

Total Electrical Equipment		297,915
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	673	63,275
Anixter International, Inc.*	139	9,772
Arrow Electronics, Inc.*	358	26,392
Avnet, Inc.	431	19,296
AVX Corp.	663	11,967
Benchmark Electronics, Inc.	220	5,148
CDW Corp.	359	31,922
Cognex Corp.	197	10,997
Coherent, Inc.*	37	6,371
Corning, Inc.	4,241	149,707
Dolby Laboratories, Inc. Class A	242	16,933
ePlus, Inc.*	69	6,396
FLIR Systems, Inc.	265	16,290
II-VI, Inc.*	112	5,298
Insight Enterprises, Inc.*	185	10,007
IPG Photonics Corp.*	100	15,607
Jabil, Inc.	278	7,528
KEMET Corp.*	1,293	23,985
Keysight Technologies, Inc.*	370	24,524
Littelfuse, Inc.	56	11,082
Methode Electronics, Inc.	187	6,769
National Instruments Corp.	145	7,008
OSI Systems, Inc.*	63	4,807
PC Connection, Inc.	230	8,945
Plexus Corp.*	116	6,787
Sanmina Corp.*	275	7,590
ScanSource, Inc.*	206	8,219
SYNNEX Corp.	110	9,317
Tech Data Corp.*	89	6,370
Trimble, Inc.*	335	14,559
Vishay Intertechnology, Inc.	381	7,753

Total Electronic Equipment, Instruments & Components		560,621
Energy Equipment & Services – 0.1%
Apergy Corp.*	218	9,496
Diamond Offshore Drilling, Inc.*	559	11,180
Halliburton Co.	412	16,698

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Key Energy Services, Inc.*	564	$6,452
KLX Energy Services Holdings, Inc.*	50	1,601
RPC, Inc.	299	4,629

Total Energy Equipment & Services		50,056
Entertainment – 1.7%
Activision Blizzard, Inc.	1,003	83,440
Cinemark Holdings, Inc.	390	15,678
Electronic Arts, Inc.*	659	79,403
Liberty Media Corp – Liberty Formula One Series C*	632	23,504
Netflix, Inc.*	132	49,385
Take-Two Interactive Software, Inc.*	90	12,419
Twenty-First Century Fox, Inc. Class A	5,383	249,394
Viacom, Inc. Class B	3,687	124,473
Walt Disney Co. (The)	5,143	601,423
World Wrestling Entertainment, Inc. Class A	88	8,512

Total Entertainment		1,247,631
Equity Real Estate Investment Trusts (REITs) – 2.5%
Acadia Realty Trust	222	6,223
Alexander & Baldwin, Inc.	230	5,219
Alexandria Real Estate Equities, Inc.	54	6,793
American Tower Corp.	458	66,547
Apartment Investment & Management Co. Class A	294	12,974
Apple Hospitality REIT, Inc.	703	12,295
AvalonBay Communities, Inc.	281	50,903
Boston Properties, Inc.	232	28,557
Brixmor Property Group, Inc.	1,026	17,965
Camden Property Trust	111	10,386
CBL & Associates Properties, Inc.(a)	1,319	5,263
Columbia Property Trust, Inc.	755	17,848
CoreCivic, Inc.	540	13,138
CoreSite Realty Corp.	61	6,780
Cousins Properties, Inc.	1,729	15,371
Crown Castle International Corp.	270	30,059
CubeSmart	338	9,643
DiamondRock Hospitality Co.	746	8,706
Digital Realty Trust, Inc.	113	12,710
Douglas Emmett, Inc.	191	7,205
Duke Realty Corp.	645	18,299
EastGroup Properties, Inc.	37	3,538
EPR Properties	222	15,187
Equinix, Inc.	39	16,883
Equity LifeStyle Properties, Inc.	133	12,828
Equity Residential	680	45,057
Essex Property Trust, Inc.	123	30,345
Extra Space Storage, Inc.	228	19,754
Federal Realty Investment Trust	133	16,821
First Industrial Realty Trust, Inc.	345	10,833
Forest City Realty Trust, Inc. Class A	331	8,305
Gaming and Leisure Properties, Inc.	632	22,278
GEO Group, Inc. (The)	411	10,341
Global Net Lease, Inc.	186	3,878
Gramercy Property Trust	239	6,558
HCP, Inc.	1,173	30,873
Healthcare Realty Trust, Inc.	309	9,041
Hersha Hospitality Trust	416	9,431
Highwoods Properties, Inc.	56	2,647
Hospitality Properties Trust	444	12,805
Host Hotels & Resorts, Inc.	1,761	37,157
Iron Mountain, Inc.	335	11,564
Kilroy Realty Corp.	137	9,822
Kimco Realty Corp.	1,125	18,832
Lamar Advertising Co. Class A	241	18,750
LaSalle Hotel Properties	391	13,525
Lexington Realty Trust	730	6,059
Liberty Property Trust	488	20,618
Life Storage, Inc.	80	7,613
Macerich Co. (The)	126	6,967
Medical Properties Trust, Inc.	1,135	16,923
Mid-America Apartment Communities, Inc.	100	10,018
National Health Investors, Inc.	147	11,112
National Retail Properties, Inc.	299	13,401
Omega Healthcare Investors, Inc.	461	15,107
Outfront Media, Inc.	332	6,623
Paramount Group, Inc.	235	3,546
Park Hotels & Resorts, Inc.	5,383	176,670
Pebblebrook Hotel Trust(a)	239	8,692
Piedmont Office Realty Trust, Inc. Class A	738	13,970
PotlatchDeltic Corp.	172	7,043
Prologis, Inc.	1,806	122,429
Public Storage	330	66,538
Ramco-Gershenson Properties Trust	506	6,882
Rayonier, Inc.	386	13,051
Realty Income Corp.	355	20,196
Regency Centers Corp.	147	9,506
Retail Properties of America, Inc. Class A	849	10,349
Rexford Industrial Realty, Inc.	249	7,958
RLJ Lodging Trust	533	11,742
Ryman Hospitality Properties, Inc.	146	12,581
Sabra Health Care REIT, Inc.	360	8,323
SBA Communications Corp.*	41	6,586
Simon Property Group, Inc.	632	111,706
SL Green Realty Corp.	61	5,949
Spirit MTA REIT	41	472
Spirit Realty Capital, Inc.	410	3,305
STORE Capital Corp.	394	10,949
Summit Hotel Properties, Inc.	489	6,616
Sunstone Hotel Investors, Inc.	702	11,485
Tanger Factory Outlet Centers, Inc.(a)	222	5,079
Taubman Centers, Inc.	119	7,120
Terreno Realty Corp.	22	829
Tier REIT, Inc.	490	11,809
UDR, Inc.	498	20,134
Urban Edge Properties	331	7,308
Urstadt Biddle Properties, Inc. Class A	34	724
Ventas, Inc.	1,066	57,969
Vornado Realty Trust	603	44,019
W.P. Carey, Inc.	212	13,634

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Washington Prime Group, Inc.	1,507	$11,001
Weingarten Realty Investors	442	13,154
Welltower, Inc.	798	51,327
Weyerhaeuser Co.	590	19,039
Xenia Hotels & Resorts, Inc.	524	12,419

Total Equity Real Estate Investment Trusts (REITs)		1,806,487
Food & Staples Retailing – 1.9%
Casey’s General Stores, Inc.	79	10,200
Costco Wholesale Corp.	829	194,716
Kroger Co. (The)	3,367	98,013
Performance Food Group Co.*	241	8,025
PriceSmart, Inc.	87	7,043
Rite Aid Corp.*(a)	104	133
SpartanNash Co.	198	3,972
Sprouts Farmers Market, Inc.*	393	10,772
Sysco Corp.	1,117	81,820
U.S. Foods Holding Corp.*	522	16,088
United Natural Foods, Inc.*	177	5,301
Walgreens Boots Alliance, Inc.	3,324	242,320
Walmart, Inc.	6,955	653,144
Weis Markets, Inc.	160	6,944

Total Food & Staples Retailing		1,338,491
Food Products – 1.3%
Archer-Daniels-Midland Co.	1,738	87,369
B&G Foods, Inc.(a)	204	5,600
Campbell Soup Co.(a)	1,246	45,641
Conagra Brands, Inc.	1,119	38,012
Flowers Foods, Inc.	394	7,352
General Mills, Inc.	1,729	74,209
Hain Celestial Group, Inc. (The)*	152	4,122
Hershey Co. (The)	366	37,332
Hormel Foods Corp.(a)	1,358	53,505
Ingredion, Inc.	187	19,628
J&J Snack Foods Corp.	46	6,941
J.M. Smucker Co. (The)	319	32,733
Kellogg Co.	691	48,384
Kraft Heinz Co. (The)	2,971	163,732
Lamb Weston Holdings, Inc.	364	24,242
McCormick & Co., Inc. Non-Voting Shares	249	32,806
Mondelez International, Inc. Class A	2,783	119,558
Pilgrim’s Pride Corp.*	1,000	18,090
Pinnacle Foods, Inc.	157	10,175
Sanderson Farms, Inc.	104	10,751
Seaboard Corp.	4	14,840
Seneca Foods Corp. Class A*	142	4,785
Tootsie Roll Industries, Inc.(a)	216	6,318
Tyson Foods, Inc. Class A	1,227	73,043

Total Food Products		939,168
Gas Utilities – 0.2%
Atmos Energy Corp.	232	21,787
Chesapeake Utilities Corp.	13	1,091
National Fuel Gas Co.	312	17,491
New Jersey Resources Corp.	147	6,777
Northwest Natural Holding Co.	30	2,007
ONE Gas, Inc.	138	11,355
Southwest Gas Holdings, Inc.	149	11,775
Spire, Inc.	99	7,281
UGI Corp.	561	31,124

Total Gas Utilities		110,688
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	2,161	158,531
ABIOMED, Inc.*	31	13,942
Align Technology, Inc.*	61	23,864
Avanos Medical, Inc.*	119	8,152
Baxter International, Inc.	927	71,462
Becton, Dickinson and Co.	289	75,429
Boston Scientific Corp.*	2,502	96,327
Cantel Medical Corp.	62	5,708
Cooper Cos., Inc. (The)	97	26,884
Danaher Corp.	1,511	164,185
Edwards Lifesciences Corp.*	384	66,854
Globus Medical, Inc. Class A*	186	10,557
Haemonetics Corp.*	83	9,510
Hill-Rom Holdings, Inc.	105	9,912
Hologic, Inc.*	1,061	43,480
IDEXX Laboratories, Inc.*	86	21,471
Inogen, Inc.*	23	5,615
Integra LifeSciences Holdings Corp.*	110	7,246
Intuitive Surgical, Inc.*	139	79,786
Masimo Corp.*	76	9,465
Neogen Corp.*	79	5,651
NuVasive, Inc.*	97	6,885
ResMed, Inc.	222	25,605
Stryker Corp.	707	125,620
Teleflex, Inc.	51	13,571
Varian Medical Systems, Inc.*	126	14,103
West Pharmaceutical Services, Inc.	85	10,495
Zimmer Biomet Holdings, Inc.	369	48,512

Total Health Care Equipment & Supplies		1,158,822
Health Care Providers & Services – 4.1%
Acadia Healthcare Co., Inc.*	333	11,722
Aetna, Inc.	583	118,261
Amedisys, Inc.*	108	13,496
AmerisourceBergen Corp.	645	59,482
AMN Healthcare Services, Inc.*	173	9,463
Anthem, Inc.	803	220,062
Cardinal Health, Inc.	1,112	60,048
Centene Corp.*	501	72,535
Chemed Corp.	23	7,350
Cigna Corp.	668	139,111
CVS Health Corp.	4,038	317,871
DaVita, Inc.*	582	41,689
Encompass Health Corp.	329	25,646
Ensign Group, Inc. (The)	282	10,693
Express Scripts Holding Co.*	3,165	300,707

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
HCA Healthcare, Inc.	1,701	$236,643
Henry Schein, Inc.*	493	41,920
Humana, Inc.	427	144,548
Laboratory Corp. of America Holdings*	272	47,241
LifePoint Health, Inc.*	260	16,744
McKesson Corp.	1,860	246,729
MEDNAX, Inc.*	307	14,325
National HealthCare Corp.	126	9,497
Owens & Minor, Inc.	466	7,698
Patterson Cos., Inc.	355	8,680
Premier, Inc. Class A*	766	35,067
Quest Diagnostics, Inc.	407	43,919
Select Medical Holdings Corp.*	385	7,084
Tivity Health, Inc.*	151	4,855
UnitedHealth Group, Inc.	2,269	603,645
Universal Health Services, Inc. Class B	373	47,684
WellCare Health Plans, Inc.*	115	36,856

Total Health Care Providers & Services		2,961,271
Health Care Technology – 0.1%
Cerner Corp.*	592	38,130
HealthStream, Inc.	178	5,520
Veeva Systems, Inc. Class A*	101	10,996

Total Health Care Technology		54,646
Hotels, Restaurants & Leisure – 1.7%
Aramark	531	22,844
BJ’s Restaurants, Inc.	163	11,769
Bloomin’ Brands, Inc.	366	7,243
Boyd Gaming Corp.	252	8,530
Brinker International, Inc.	244	11,402
Cheesecake Factory, Inc. (The)	189	10,119
Chipotle Mexican Grill, Inc.*	29	13,181
Choice Hotels International, Inc.	110	9,163
Churchill Downs, Inc.	38	10,553
Cracker Barrel Old Country Store, Inc.(a)	76	11,182
Darden Restaurants, Inc.	336	37,360
Dave & Buster’s Entertainment, Inc.	152	10,065
Domino’s Pizza, Inc.	71	20,931
Dunkin’ Brands Group, Inc.	214	15,776
Extended Stay America, Inc.	621	12,563
Hilton Grand Vacations, Inc.*	188	6,223
Hyatt Hotels Corp. Class A	211	16,793
International Speedway Corp. Class A	208	9,110
Jack in the Box, Inc.	59	4,946
Las Vegas Sands Corp.	1,755	104,124
Marriott International, Inc. Class A	651	85,952
Marriott Vacations Worldwide Corp.	127	14,192
McDonald’s Corp.	1,940	324,543
MGM Resorts International	1,013	28,273
Papa John’s International, Inc.(a)	126	6,461
Penn National Gaming, Inc.*	1,748	57,544
Pinnacle Entertainment, Inc.*	194	6,536
Planet Fitness, Inc. Class A*	146	7,888
Six Flags Entertainment Corp.	101	7,052
Sonic Corp.	241	10,445
Starbucks Corp.	2,957	168,076
Texas Roadhouse, Inc.	186	12,888
Vail Resorts, Inc.	60	16,465
Wyndham Destinations, Inc.	307	13,312
Wyndham Hotels & Resorts, Inc.	307	17,060
Wynn Resorts Ltd.	142	18,042
Yum! Brands, Inc.	834	75,819

Total Hotels, Restaurants & Leisure		1,224,425
Household Durables – 0.6%
Century Communities, Inc.*	207	5,434
D.R. Horton, Inc.	1,153	48,633
Hooker Furniture Corp.	154	5,205
Installed Building Products, Inc.*	86	3,354
iRobot Corp.*(a)	76	8,354
KB Home	307	7,340
La-Z-Boy, Inc.	202	6,383
Leggett & Platt, Inc.	435	19,049
Lennar Corp. Class A	1,145	53,460
LGI Homes, Inc.*(a)	115	5,456
MDC Holdings, Inc.	371	10,974
Meritage Homes Corp.*	232	9,257
Mohawk Industries, Inc.*	205	35,947
Newell Brands, Inc.	2,396	48,639
NVR, Inc.*	10	24,708
PulteGroup, Inc.	1,157	28,659
Taylor Morrison Home Corp. Class A*	298	5,376
Tempur Sealy International, Inc.*(a)	190	10,051
Toll Brothers, Inc.	601	19,851
TRI Pointe Group, Inc.*	602	7,465
Tupperware Brands Corp.	174	5,820
Whirlpool Corp.	270	32,062

Total Household Durables		401,477
Household Products – 1.2%
Central Garden and Pet Co. Class A*	210	6,959
Church & Dwight Co., Inc.	547	32,475
Clorox Co. (The)	271	40,761
Colgate-Palmolive Co.	1,841	123,255
Energizer Holdings, Inc.	264	15,484
Kimberly-Clark Corp.	1,046	118,868
Procter & Gamble Co. (The)	6,486	539,830

Total Household Products		877,632
Independent Power & Renewable Electricity Producers – 0.0%
Ormat Technologies, Inc.	172	9,307
Industrial Conglomerates – 1.4%
3M Co.	1,363	287,198
Carlisle Cos., Inc.	177	21,559
General Electric Co.	27,704	312,778
Honeywell International, Inc.	2,024	336,794
Raven Industries, Inc.	154	7,045
Roper Technologies, Inc.	148	43,839

Total Industrial Conglomerates		1,009,213

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Insurance – 2.6%
Aflac, Inc.	3,714	$174,818
Allstate Corp. (The)	1,527	150,715
American Equity Investment Life Holding Co.	569	20,120
American Financial Group, Inc.	361	40,060
American National Insurance Co.	89	11,507
Arthur J. Gallagher & Co.	454	33,796
Assurant, Inc.	154	16,624
Brown & Brown, Inc.	694	20,522
Cincinnati Financial Corp.	410	31,492
CNA Financial Corp.	1,066	48,663
CNO Financial Group, Inc.	1,257	26,674
Employers Holdings, Inc.	194	8,788
Erie Indemnity Co. Class A	76	9,692
FBL Financial Group, Inc. Class A	108	8,127
Fidelity National Financial, Inc.	907	35,690
First American Financial Corp.	336	17,334
Genworth Financial, Inc. Class A*	6,467	26,967
Hartford Financial Services Group, Inc. (The)	495	24,730
Kemper Corp.	131	10,539
Lincoln National Corp.	1,098	74,291
Loews Corp.	1,200	60,276
Markel Corp.*	2	2,377
Marsh & McLennan Cos., Inc.	1,358	112,334
Mercury General Corp.	182	9,129
MetLife, Inc.	1,932	90,263
National General Holdings Corp.	415	11,139
National Western Life Group, Inc. Class A	22	7,022
Navigators Group, Inc. (The)	135	9,328
Old Republic International Corp.	1,238	27,706
Primerica, Inc.	112	13,502
Principal Financial Group, Inc.	1,464	85,776
ProAssurance Corp.	161	7,559
Progressive Corp. (The)	1,513	107,484
Prudential Financial, Inc.	2,160	218,851
Reinsurance Group of America, Inc.	271	39,176
RLI Corp.	128	10,058
Selective Insurance Group, Inc.	138	8,763
Torchmark Corp.	373	32,335
Travelers Cos., Inc. (The)	1,005	130,359
Universal Insurance Holdings, Inc.	334	16,216
Unum Group	1,037	40,516
W.R. Berkley Corp.	438	35,009

Total Insurance		1,866,327
Interactive Media & Services – 3.3%
Alphabet, Inc. Class A*	1,183	1,427,976
Cars.com, Inc.*	326	9,001
Facebook, Inc. Class A*	5,005	823,122
IAC/InterActiveCorp*	189	40,960
Match Group, Inc.*(a)	915	52,988
TripAdvisor, Inc.*	137	6,996

Total Interactive Media & Services		2,361,043
Internet & Catalog Retail – 1.3%
Amazon.com, Inc.*	97	194,291
Booking Holdings, Inc.*	122	242,048
eBay, Inc.*	11,798	389,570
Expedia Group, Inc.	215	28,053
GrubHub, Inc.*	69	9,565
Nutrisystem, Inc.	111	4,112
Qurate Retail, Inc.*	1,530	33,981
Stamps.com, Inc.*	43	9,727

Total Internet & Catalog Retail		911,347
IT Services – 3.7%
Akamai Technologies, Inc.*	305	22,311
Alliance Data Systems Corp.	133	31,409
Automatic Data Processing, Inc.	903	136,046
Black Knight, Inc.*	119	6,182
Booz Allen Hamilton Holding Corp.	378	18,760
Broadridge Financial Solutions, Inc.	237	31,272
CACI International, Inc. Class A*	58	10,681
Cognizant Technology Solutions Corp. Class A	1,588	122,514
Convergys Corp.	416	9,876
CoreLogic, Inc.*	123	6,077
DXC Technology Co.	165	15,431
EPAM Systems, Inc.*	60	8,262
Euronet Worldwide, Inc.*	144	14,432
ExlService Holdings, Inc.*	111	7,348
Fidelity National Information Services, Inc.	343	37,411
First Data Corp. Class A*	2,562	62,692
Fiserv, Inc.*	832	68,540
FleetCor Technologies, Inc.*	182	41,467
Global Payments, Inc.	103	13,122
International Business Machines Corp.	4,286	648,086
Jack Henry & Associates, Inc.	134	21,451
Leidos Holdings, Inc.	305	21,094
ManTech International Corp. Class A	152	9,622
MasterCard, Inc. Class A	1,827	406,708
MAXIMUS, Inc.	205	13,337
Paychex, Inc.	730	53,765
PayPal Holdings, Inc.*	1,253	110,064
Perspecta, Inc.	82	2,109
Sabre Corp.	535	13,953
Science Applications International Corp.	105	8,463
Syntel, Inc.*	448	18,359
Teradata Corp.*	151	5,694
Total System Services, Inc.	299	29,523
VeriSign, Inc.*	218	34,906
Visa, Inc. Class A	3,387	508,355
Western Union Co. (The)	2,533	48,279
WEX, Inc.*	43	8,633
Worldpay, Inc. Class A*	209	21,165

Total IT Services		2,647,399
Leisure Products – 0.2%
Acushnet Holdings Corp.	334	9,161
American Outdoor Brands Corp.*	622	9,660

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Brunswick Corp.	305	$20,441
Callaway Golf Co.	954	23,173
Hasbro, Inc.	399	41,943
Polaris Industries, Inc.	82	8,278
Sturm Ruger & Co., Inc.	147	10,150

Total Leisure Products		122,806
Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	628	44,299
Bio-Techne Corp.	49	10,001
Bruker Corp.	256	8,563
Cambrex Corp.*	148	10,123
Charles River Laboratories International, Inc.*	122	16,414
Illumina, Inc.*	218	80,019
Mettler-Toledo International, Inc.*	37	22,532
PerkinElmer, Inc.	191	18,579
PRA Health Sciences, Inc.*	104	11,460
Thermo Fisher Scientific, Inc.	744	181,596
Waters Corp.*	151	29,397

Total Life Sciences Tools & Services		432,983
Machinery – 1.7%
AGCO Corp.	127	7,720
Alamo Group, Inc.	58	5,313
Albany International Corp. Class A	97	7,712
Allison Transmission Holdings, Inc.	434	22,572
Altra Industrial Motion Corp.	186	3,674
Barnes Group, Inc.	186	13,212
Caterpillar, Inc.	573	87,377
Colfax Corp.*	315	11,359
Crane Co.	126	12,392
Cummins, Inc.	544	79,462
Deere & Co.	846	127,179
Donaldson Co., Inc.	306	17,828
Dover Corp.	436	38,599
EnPro Industries, Inc.	358	26,109
Federal Signal Corp.	314	8,409
Flowserve Corp.	262	14,329
Fortive Corp.	641	53,972
Franklin Electric Co., Inc.	163	7,702
Global Brass & Copper Holdings, Inc.	240	8,856
Graco, Inc.	203	9,407
Greenbrier Cos., Inc. (The)	169	10,157
Hillenbrand, Inc.	240	12,552
Hyster-Yale Materials Handling, Inc.	78	4,799
IDEX Corp.	95	14,313
Illinois Tool Works, Inc.	786	110,920
ITT, Inc.	270	16,540
Kadant, Inc.	56	6,040
Kennametal, Inc.	199	8,668
Lincoln Electric Holdings, Inc.	195	18,221
Lindsay Corp.	82	8,220
Meritor, Inc.*	819	15,856
Middleby Corp. (The)*	151	19,532
Mueller Industries, Inc.	251	7,274
Nordson Corp.	109	15,140
Oshkosh Corp.	154	10,971
PACCAR, Inc.	1,114	75,964
Parker-Hannifin Corp.	330	60,697
Proto Labs, Inc.*	70	11,322
RBC Bearings, Inc.*	50	7,518
Rexnord Corp.*	273	8,408
Snap-on, Inc.	200	36,720
Standex International Corp.	70	7,298
Stanley Black & Decker, Inc.	439	64,287
Timken Co. (The)	178	8,873
Toro Co. (The)	252	15,112
Trinity Industries, Inc.	371	13,593
Wabash National Corp.	277	5,050
WABCO Holdings, Inc.*	109	12,855
Wabtec Corp.	208	21,815
Watts Water Technologies, Inc. Class A	130	10,790
Welbilt, Inc.*	321	6,702
Woodward, Inc.	194	15,687
Xylem, Inc.	219	17,492

Total Machinery		1,242,569
Marine – 0.0%
Kirby Corp.*	136	11,186
Matson, Inc.	261	10,346

Total Marine		21,532
Media – 1.7%
AMC Networks, Inc. Class A*	366	24,281
Cable One, Inc.	10	8,836
CBS Corp. Class B Non-Voting Shares	1,536	88,243
Charter Communications, Inc. Class A*	147	47,905
Comcast Corp. Class A	15,598	552,325
Discovery, Inc. Class A*(a)	2,183	69,856
DISH Network Corp. Class A*	1,592	56,930
Entravision Communications Corp. Class A	1,548	7,585
GCI Liberty, Inc. Class A*	827	42,177
Gray Television, Inc.*	626	10,955
Interpublic Group of Cos., Inc. (The)	1,692	38,696
John Wiley & Sons, Inc. Class A	112	6,787
Liberty Media Corp – Liberty SiriusXM Class A*	773	33,579
Liberty Media Corp – Liberty SiriusXM Series C*	433	18,814
Meredith Corp.(a)	185	9,444
MSG Networks, Inc. Class A*	594	15,325
New York Times Co. (The) Class A	415	9,607
Nexstar Media Group, Inc. Class A	80	6,512
Omnicom Group, Inc.	935	63,599
Sinclair Broadcast Group, Inc. Class A	423	11,992
Sirius XM Holdings, Inc.	9,222	58,283
TEGNA, Inc.	1,199	14,340
WideOpenWest, Inc.*	753	8,441

Total Media		1,204,512
Metals & Mining – 0.4%
Alcoa Corp.*	445	17,978
Carpenter Technology Corp.	127	7,487

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Cleveland-Cliffs, Inc.*	1,638	$20,737
Compass Minerals International, Inc.	142	9,542
Freeport-McMoRan, Inc.	4,078	56,766
Kaiser Aluminum Corp.	81	8,834
Materion Corp.	117	7,079
Newmont Mining Corp.	151	4,560
Nucor Corp.	1,064	67,511
Reliance Steel & Aluminum Co.	253	21,578
Royal Gold, Inc.	123	9,478
Steel Dynamics, Inc.	786	35,519
United States Steel Corp.	250	7,620
Warrior Met Coal, Inc.	986	26,661
Worthington Industries, Inc.	277	12,011

Total Metals & Mining		313,361
Multi-Utilities – 0.8%
Ameren Corp.	596	37,679
Black Hills Corp.	183	10,630
CenterPoint Energy, Inc.	1,309	36,194
CMS Energy Corp.	657	32,193
Consolidated Edison, Inc.	841	64,076
Dominion Energy, Inc.	1,529	107,458
DTE Energy Co.	521	56,857
MDU Resources Group, Inc.	588	15,106
NiSource, Inc.	767	19,114
NorthWestern Corp.	215	12,612
Public Service Enterprise Group, Inc.	617	32,571
SCANA Corp.	576	22,401
Sempra Energy	585	66,544
Vectren Corp.	172	12,296
WEC Energy Group, Inc.	870	58,081

Total Multi-Utilities		583,812
Multiline Retail – 0.7%
Big Lots, Inc.	171	7,146
Dillard’s, Inc. Class A(a)	133	10,153
Dollar General Corp.	771	84,270
Dollar Tree, Inc.*	539	43,956
Kohl’s Corp.	742	55,316
Macy’s, Inc.	1,563	54,283
Nordstrom, Inc.	663	39,654
Ollie’s Bargain Outlet Holdings, Inc.*	127	12,205
Target Corp.	2,503	220,790

Total Multiline Retail		527,773
Oil, Gas & Consumable Fuels – 3.1%
Andeavor	390	59,865
Apache Corp.	974	46,431
Callon Petroleum Co.*	576	6,906
Carrizo Oil & Gas, Inc.*	339	8,543
Chevron Corp.	3,173	387,995
Cimarex Energy Co.	203	18,867
Concho Resources, Inc.*	297	45,367
ConocoPhillips	98	7,585
Delek U.S. Holdings, Inc.	123	5,219
Devon Energy Corp.	2,376	94,898

Investments	Shares	Value
Diamondback Energy, Inc.	219	$29,607
Exxon Mobil Corp.	9,271	788,220
HollyFrontier Corp.	438	30,616
Kinder Morgan, Inc.	4,054	71,877
Laredo Petroleum, Inc.*	777	6,348
Marathon Petroleum Corp.	1,453	116,196
Matador Resources Co.*	473	15,633
Newfield Exploration Co.*	722	20,815
Occidental Petroleum Corp.	434	35,662
ONEOK, Inc.	456	30,912
Par Pacific Holdings, Inc.*	358	7,303
PBF Energy, Inc. Class A	417	20,813
Penn Virginia Corp.*	108	8,698
Phillips 66	1,167	131,544
Pioneer Natural Resources Co.	54	9,406
Southwestern Energy Co.*	3,470	17,732
SRC Energy, Inc.*	799	7,103
Talos Energy, Inc.*	640	21,005
Valero Energy Corp.	1,391	158,226
W&T Offshore, Inc.*	1,984	19,126
Williams Cos., Inc. (The)	964	26,211

Total Oil, Gas & Consumable Fuels		2,254,729
Paper & Forest Products – 0.1%
Domtar Corp.	242	12,625
Louisiana-Pacific Corp.	716	18,967
Neenah, Inc.	94	8,112
Schweitzer-Mauduit International, Inc.	164	6,283

Total Paper & Forest Products		45,987
Personal Products – 0.2%
Edgewell Personal Care Co.*	214	9,893
Estee Lauder Cos., Inc. (The) Class A	632	91,842
Nu Skin Enterprises, Inc. Class A	121	9,973
USANA Health Sciences, Inc.*	71	8,559

Total Personal Products		120,267
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Co.	3,664	227,461
Catalent, Inc.*	160	7,288
Eli Lilly & Co.	1,493	160,214
Innoviva, Inc.*	544	8,291
Johnson & Johnson	6,887	951,577
Merck & Co., Inc.	3,474	246,446
Pfizer, Inc.	16,308	718,693
Phibro Animal Health Corp. Class A	212	9,095
Prestige Consumer Healthcare, Inc.*	151	5,721
Supernus Pharmaceuticals, Inc.*	124	6,243
Zoetis, Inc.	774	70,867

Total Pharmaceuticals		2,411,896
Professional Services – 0.3%
ASGN, Inc.*	96	7,577
CoStar Group, Inc.*	22	9,258
Dun & Bradstreet Corp. (The)	103	14,679
Equifax, Inc.	275	35,907

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Exponent, Inc.	184	$9,862
FTI Consulting, Inc.*	78	5,709
Kelly Services, Inc. Class A	285	6,849
Korn/Ferry International	209	10,291
ManpowerGroup, Inc.	197	16,934
Robert Half International, Inc.	369	25,970
TransUnion	318	23,398
TriNet Group, Inc.*	217	12,221
TrueBlue, Inc.*	191	4,976
Verisk Analytics, Inc.*	300	36,165
WageWorks, Inc.*	77	3,292

Total Professional Services		223,088
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	1,022	45,070
Forestar Group, Inc.*(a)	339	7,187
HFF, Inc. Class A	197	8,369
Howard Hughes Corp. (The)*	42	5,217
Jones Lang LaSalle, Inc.	141	20,349
Marcus & Millichap, Inc.*	257	8,920
Realogy Holdings Corp.(a)	542	11,187

Total Real Estate Management & Development		106,299
Road & Rail – 1.1%
AMERCO	48	17,119
Avis Budget Group, Inc.*	186	5,978
CSX Corp.	1,886	139,658
Genesee & Wyoming, Inc. Class A*	78	7,097
Heartland Express, Inc.	312	6,156
JB Hunt Transport Services, Inc.	209	24,859
Kansas City Southern	294	33,304
Landstar System, Inc.	94	11,468
Norfolk Southern Corp.	758	136,819
Old Dominion Freight Line, Inc.	129	20,803
Ryder System, Inc.	149	10,887
Saia, Inc.*	112	8,562
Schneider National, Inc. Class B	439	10,966
Union Pacific Corp.	2,079	338,524

Total Road & Rail		772,200
Semiconductors & Semiconductor Equipment – 3.7%
Advanced Energy Industries, Inc.*	188	9,710
Amkor Technology, Inc.*	1,485	10,974
Analog Devices, Inc.	463	42,809
Applied Materials, Inc.	3,918	151,431
Brooks Automation, Inc.	213	7,461
Cabot Microelectronics Corp.	85	8,769
Cirrus Logic, Inc.*	260	10,036
Entegris, Inc.	251	7,266
Integrated Device Technology, Inc.*	226	10,624
Intel Corp.	18,915	894,490
KLA-Tencor Corp.	579	58,890
Lam Research Corp.	641	97,240
Maxim Integrated Products, Inc.	630	35,526
Microchip Technology, Inc.(a)	370	29,197
Micron Technology, Inc.*	6,956	314,620

Investments	Shares	Value
MKS Instruments, Inc.	202	$16,190
Monolithic Power Systems, Inc.	58	7,281
NVIDIA Corp.	804	225,940
ON Semiconductor Corp.*	1,229	22,650
Power Integrations, Inc.	70	4,424
QUALCOMM, Inc.	4,264	307,136
Silicon Laboratories, Inc.*	71	6,518
Skyworks Solutions, Inc.	606	54,970
Teradyne, Inc.	644	23,815
Texas Instruments, Inc.	2,544	272,946
Ultra Clean Holdings, Inc.*	250	3,138
Universal Display Corp.(a)	28	3,301
Versum Materials, Inc.	349	12,568
Xilinx, Inc.	503	40,326

Total Semiconductors & Semiconductor Equipment		2,690,246
Software – 4.3%
ACI Worldwide, Inc.*	253	7,119
Adobe Systems, Inc.*	550	148,472
ANSYS, Inc.*	103	19,228
Aspen Technology, Inc.*	163	18,567
Blackbaud, Inc.	56	5,683
CA, Inc.	1,257	55,497
Cadence Design Systems, Inc.*	273	12,372
CDK Global, Inc.	267	16,704
Citrix Systems, Inc.*	341	37,906
Ebix, Inc.(a)	112	8,865
Ellie Mae, Inc.*	55	5,212
Fair Isaac Corp.*	55	12,570
Fortinet, Inc.*	128	11,811
Intuit, Inc.	376	85,502
j2 Global, Inc.	128	10,605
Manhattan Associates, Inc.*	234	12,776
Microsoft Corp.	16,224	1,855,539
MicroStrategy, Inc. Class A*	51	7,172
Oracle Corp.	11,557	595,879
Paycom Software, Inc.*(a)	60	9,325
Pegasystems, Inc.	99	6,197
Qualys, Inc.*	89	7,930
Red Hat, Inc.*	138	18,807
SPS Commerce, Inc.*	76	7,542
SS&C Technologies Holdings, Inc.	312	17,731
Synopsys, Inc.*	105	10,354
Tyler Technologies, Inc.*	47	11,518
VMware, Inc. Class A*	647	100,971

Total Software		3,117,854
Specialty Retail – 2.9%
Aaron’s, Inc.	216	11,763
Advance Auto Parts, Inc.	210	35,349
American Eagle Outfitters, Inc.	729	18,101
Asbury Automotive Group, Inc.*	166	11,413
AutoNation, Inc.*	419	17,409
AutoZone, Inc.*	102	79,121
Bed Bath & Beyond, Inc.	1,131	16,965

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Best Buy Co., Inc.	1,113	$88,328
Buckle, Inc. (The)(a)	327	7,537
Burlington Stores, Inc.*	156	25,416
Caleres, Inc.	216	7,746
CarMax, Inc.*(a)	596	44,503
Cato Corp. (The) Class A	242	5,087
Chico’s FAS, Inc.	776	6,728
Children’s Place, Inc. (The)	48	6,134
Dick’s Sporting Goods, Inc.	582	20,649
DSW, Inc. Class A	343	11,621
Five Below, Inc.*	93	12,096
Floor & Decor Holdings, Inc. Class A*	123	3,711
Foot Locker, Inc.	724	36,910
GameStop Corp. Class A(a)	1,105	16,873
Gap, Inc. (The)	1,476	42,583
Genesco, Inc.*	162	7,630
Group 1 Automotive, Inc.	100	6,490
Home Depot, Inc. (The)	2,756	570,905
L Brands, Inc.	1,002	30,361
Lithia Motors, Inc. Class A(a)	108	8,819
Lowe’s Cos., Inc.	2,412	276,946
Michaels Cos., Inc. (The)*	1,004	16,295
Monro, Inc.	127	8,839
Murphy USA, Inc.*	120	10,255
O’Reilly Automotive, Inc.*	250	86,830
Office Depot, Inc.	5,013	16,092
Party City Holdco, Inc.*	618	8,374
Penske Automotive Group, Inc.	449	21,278
Ross Stores, Inc.	946	93,749
Sally Beauty Holdings, Inc.*	764	14,050
Sleep Number Corp.*	148	5,443
Tiffany & Co.	289	37,272
TJX Cos., Inc. (The)	1,923	215,414
Tractor Supply Co.	386	35,080
Ulta Salon Cosmetics & Fragrance, Inc.*	125	35,265
Urban Outfitters, Inc.*	351	14,356
Williams-Sonoma, Inc.(a)	355	23,331
Winmark Corp.	51	8,466

Total Specialty Retail		2,077,583
Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	16,846	3,802,816
Hewlett Packard Enterprise Co.	1,616	26,357
HP, Inc.	6,904	177,916
NCR Corp.*	440	12,500
NetApp, Inc.	656	56,344
Western Digital Corp.	1,027	60,121
Xerox Corp.	1,068	28,815

Total Technology Hardware, Storage & Peripherals		4,164,869
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	146	14,395
Columbia Sportswear Co.	188	17,497
Hanesbrands, Inc.	1,700	31,331
NIKE, Inc. Class B	3,744	317,192

Investments	Shares	Value
Oxford Industries, Inc.	81	$7,306
PVH Corp.	235	33,934
Ralph Lauren Corp.	54	7,428
Skechers U.S.A., Inc. Class A*	447	12,485
Steven Madden Ltd.	194	10,263
Tapestry, Inc.	630	31,670
Under Armour, Inc. Class A*(a)	686	14,557
VF Corp.	907	84,759
Wolverine World Wide, Inc.	178	6,951

Total Textiles, Apparel & Luxury Goods		589,768
Thrifts & Mortgage Finance – 0.3%
Axos Financial, Inc.*	391	13,446
Capitol Federal Financial, Inc.	693	8,829
Dime Community Bancshares, Inc.	410	7,319
Federal Agricultural Mortgage Corp. Class C	128	9,239
Flagstar Bancorp, Inc.*	247	7,773
LendingTree, Inc.*(a)	14	3,221
Meta Financial Group, Inc.	70	5,786
MGIC Investment Corp.*	1,675	22,294
New York Community Bancorp, Inc.	1,605	16,644
NMI Holdings, Inc. Class A*	505	11,438
Northwest Bancshares, Inc.	648	11,223
OceanFirst Financial Corp.	297	8,084
PennyMac Financial Services, Inc. Class A	401	8,381
Provident Financial Services, Inc.	352	8,642
Radian Group, Inc.	940	19,430
TFS Financial Corp.	384	5,764
Walker & Dunlop, Inc.	203	10,735
Washington Federal, Inc.	334	10,688
WSFS Financial Corp.	195	9,194

Total Thrifts & Mortgage Finance		198,130
Tobacco – 1.5%
Altria Group, Inc.	12,753	769,133
Philip Morris International, Inc.	3,899	317,925
Universal Corp.	102	6,630

Total Tobacco		1,093,688
Trading Companies & Distributors – 0.3%
Air Lease Corp.	527	24,179
Applied Industrial Technologies, Inc.	133	10,407
Fastenal Co.	618	35,856
GATX Corp.	203	17,578
GMS, Inc.*	138	3,202
HD Supply Holdings, Inc.*	417	17,843
Kaman Corp.	89	5,943
MSC Industrial Direct Co., Inc. Class A	165	14,538
Rush Enterprises, Inc. Class A	131	5,150
SiteOne Landscape Supply, Inc.*	22	1,658
United Rentals, Inc.*	209	34,192
W.W. Grainger, Inc.	139	49,680
Watsco, Inc.	38	6,768
WESCO International, Inc.*	203	12,474

Total Trading Companies & Distributors		239,468

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Earnings Fund (EXT)

September 30, 2018

Investments	Shares	Value
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Corp.	164	$7,565
Water Utilities – 0.1%
American Water Works Co., Inc.	272	23,928
Aqua America, Inc.	259	9,557
SJW Group	139	8,500

Total Water Utilities		41,985
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.*	2,036	142,887
Telephone & Data Systems, Inc.	156	4,747
United States Cellular Corp.*	117	5,239

Total Wireless Telecommunication Services		152,873
Total United States		71,907,359
TOTAL COMMON STOCKS (Cost: $55,744,636)		71,917,047
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b)
(Cost: $224,491)(c)	224,491	224,491
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $55,969,127)		72,141,538
Other Assets less Liabilities – (0.2)%		(173,952)

NET ASSETS – 100.0%		$71,967,586

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $472,889 and the total market value of the collateral held by the Fund was $483,333. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $258,842.

See Notes to Financial Statements.

106	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2018

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. Earnings 500 Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. MidCap Dividend Fund
ASSETS:

Investments, at cost	$738,005,227	$176,920,468	$916,959,844	$1,618,323,219	$3,033,831,060

Investment in affiliates, at cost (Note 3)	760,035	293,869	1,593,675	1,890,604	4,749,086
Investments in securities, at value[1,2] (Note 2)	829,476,277	223,139,044	957,749,447	2,012,728,488	3,503,721,698

Investment in affiliates, at value (Note 3)	847,903	310,865	1,781,446	1,967,667	4,924,396

Cash	128,548	68,956	42,016	179,032	140,765

Receivables:

Investment securities sold	—	—	—	9,529,724	3,685,960

Capital shares sold	—	—	—	—	7,342,428

Dividends	1,428,882	185,431	2,133,235	2,439,500	6,457,283

Securities lending income	—	185	4,251	4,372	27,762
Total Assets	831,881,610	223,704,481	961,710,395	2,026,848,783	3,526,300,292
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	—	148,215	1,911,413	4,117,390	14,066,505

Investment securities purchased	—	—	—	—	7,334,677

Capital shares redeemed	—	—	—	9,534,473	3,690,147

Advisory fees (Note 3)	260,879	50,744	300,859	466,042	1,091,227

Service fees (Note 2)	3,031	800	3,496	7,340	12,662
Total Liabilities	263,910	199,759	2,215,768	14,125,245	26,195,218
NET ASSETS	$831,617,700	$223,504,722	$959,494,627	$2,012,723,538	$3,500,105,074
NET ASSETS:

Paid-in capital	$738,098,997	$180,138,343	$926,140,640	$1,618,648,817	$3,044,575,183

Undistributed net investment income	584,625	74,902	1,162,052	1,129,023	4,682,158

Accumulated net realized gain (loss) on investments	1,375,160	(2,944,095)	(8,785,439)	(1,536,634)	(19,218,215)

Net unrealized appreciation on investments	91,558,918	46,235,572	40,977,374	394,482,332	470,065,948
NET ASSETS	$831,617,700	$223,504,722	$959,494,627	$2,012,723,538	$3,500,105,074
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,200,000	6,850,000	13,300,000	21,100,000	94,850,000
Net asset value per share	$90.39	$32.63	$72.14	$95.39	$36.90
[1] Includes market value of securities out on loan of:	—	$325,545	$5,638,408	$6,374,590	$56,717,042
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2018

	WisdomTree U.S. MidCap Earnings Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund
ASSETS:

Investments, at cost	$1,058,009,442	$47,767,353	$2,010,320,313	$35,867,228	$2,109,330,140

Investment in affiliates, at cost (Note 3)	920,660	—	—	—	10,097,471
Investments in securities, at value[1,2] (Note 2)	1,211,571,776	49,128,545	2,406,922,040	39,335,772	2,263,951,946

Investment in affiliates, at value (Note 3)	1,043,557	—	—	—	10,472,740

Cash	49,100	43,054	357,124	4,355	60,612

Receivables:

Investment securities sold	—	—	—	—	490,548

Capital shares sold	—	—	4,430,111	—	7,407,788

Dividends	1,620,853	37,584	1,730,330	35,351	6,598,720

Securities lending income	37,612	634	5,113	116	169,748
Total Assets	1,214,322,898	49,209,817	2,413,444,718	39,375,594	2,289,152,102
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	16,119,916	—	2,908,873	141,338	69,987,181

Investment securities purchased	—	47,015	4,427,059	—	7,386,206

Advisory fees (Note 3)	376,260	10,557	549,597	12,309	693,814

Service fees (Note 2)	4,372	166	8,637	142	8,067
Total Liabilities	16,500,548	57,738	7,894,166	153,789	78,075,268
NET ASSETS	$1,197,822,350	$49,152,079	$2,405,550,552	$39,221,805	$2,211,076,834
NET ASSETS:

Paid-in capital	$1,062,755,664	$47,564,691	$2,009,114,948	$35,656,211	$2,122,799,344

Undistributed net investment income	1,113,247	20,678	511,284	17,819	7,044,019

Accumulated net realized gain (loss) on investments	(19,731,792)	205,518	(677,407)	79,231	(73,763,604)

Net unrealized appreciation on investments	153,685,231	1,361,192	396,601,727	3,468,544	154,997,075
NET ASSETS	$1,197,822,350	$49,152,079	$2,405,550,552	$39,221,805	$2,211,076,834
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	29,000,000	1,600,000	54,300,000	450,000	74,500,000
Net asset value per share	$41.30	$30.72	$44.30	$87.16	$29.68
[1] Includes market value of securities out on loan of:	$43,294,549	—	$12,240,645	$177,047	$159,073,922
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2018

	WisdomTree U.S. SmallCap Earnings Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Earnings Fund
ASSETS:

Investments, at cost	$682,795,222	$111,570,905	$485,695,023	$55,969,127

Investment in affiliates, at cost (Note 3)	812,285	—	702,171	—
Investments in securities, at value[1,2] (Note 2)	801,614,105	120,306,738	628,211,907	72,141,538

Investment in affiliates, at value (Note 3)	853,215	—	717,222	—

Cash	248,505	6,711	23,187	1,801

Receivables:

Investment securities sold[3]	607,450	202,764	—	—

Capital shares sold	1,989,171	—	—	—

Dividends	744,631	329,097	907,586	65,265

Securities lending income	51,472	5,658	2,466	373
Total Assets	806,108,549	120,850,968	629,862,368	72,208,977
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	33,227,117	1,886,929	913,779	224,491

Investment securities purchased	2,826,094	198,290	—	—

Advisory fees (Note 3)	240,868	37,063	144,107	16,639

Service fees (Note 2)	2,796	429	2,270	261
Total Liabilities	36,296,875	2,122,711	1,060,156	241,391
NET ASSETS	$769,811,674	$118,728,257	$628,802,212	$71,967,586
NET ASSETS:

Paid-in capital	$675,413,821	$116,895,356	$483,635,646	$55,146,576

Undistributed net investment income	433,857	269,607	482,867	30,091

Accumulated net realized gain (loss) on investments	(24,895,817)	(7,172,539)	2,151,764	618,508

Net unrealized appreciation on investments	118,859,813	8,735,833	142,531,935	16,172,411
NET ASSETS	$769,811,674	$118,728,257	$628,802,212	$71,967,586
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	19,350,000	3,150,000	6,550,000	2,150,000
Net asset value per share	$39.78	$37.69	$96.00	$33.47
[1] Includes market value of securities out on loan of:	$56,915,894	$3,673,733	$3,307,157	$472,889
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$375,177	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. Earnings 500 Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. MidCap Dividend Fund
INVESTMENT INCOME:

Dividends	$16,951,959	$2,203,078	$20,125,282	$29,640,803	$48,367,673

Dividends from affiliates (Note 3)	42,969	14,454	54,631	73,159	83,725

Non-cash dividends	—	—	358,769	—	1,133,704

Securities lending income (Note 2)	273	2,036	41,106	21,516	308,089
Total investment income	16,995,201	2,219,568	20,579,788	29,735,478	49,893,191
EXPENSES:

Advisory fees (Note 3)	1,564,120	289,003	1,894,323	2,768,832	6,265,221

Service fees (Note 2)	18,110	4,542	21,935	43,510	72,545
Total expenses	1,582,230	293,545	1,916,258	2,812,342	6,337,766
Expense waivers (Note 3)	(4,154)	(881)	(6,440)	(4,594)	(8,270)
Net expenses	1,578,076	292,664	1,909,818	2,807,748	6,329,496
Net investment income	15,417,125	1,926,904	18,669,970	26,927,730	43,563,695
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	478,187	267,881	(274,612)	1,787,309	10,407,292

Investment transactions in affiliates (Note 3)	(27,254)	3,090	100,778	(6,318)	(47,708)

In-kind redemptions	5,596,241	1,417,367	15,119,908	23,675,510	7,666,033
Net realized gain	6,047,174	1,688,338	14,946,074	25,456,501	18,025,617
Net increase in unrealized appreciation/depreciation	49,127,716	13,741,584	41,086,580	121,938,190	231,277,997
Net realized and unrealized gain on investments	55,174,890	15,429,922	56,032,654	147,394,691	249,303,614
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,592,015	$17,356,826	$74,702,624	$174,322,421	$292,867,309

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree U.S. MidCap Earnings Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$9,683,002	$159,091	$28,279,798	$441,914	$41,076,755

Dividends from affiliates (Note 3)	51,630	—	—	—	158,511

Non-cash dividends	217,954	—	—	—	2,725,428

Securities lending income (Note 2)	381,217	1,687	38,345	983	1,304,454
Total investment income	10,333,803	160,778	28,318,143	442,897	45,265,148
EXPENSES:

Advisory fees (Note 3)	2,134,805	26,977	3,128,643	77,362	4,060,321

Service fees (Note 2)	24,718	423	49,165	896	47,014
Total expenses	2,159,523	27,400	3,177,808	78,258	4,107,335
Expense waivers (Note 3)	(6,935)	—	—	—	(20,067)
Net expenses	2,152,588	27,400	3,177,808	78,258	4,087,268
Net investment income	8,181,215	133,378	25,140,335	364,639	41,177,880
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	7,442,333	(501,533)	(406,886)	(46,917)	(1,740,256)

Investment transactions in affiliates (Note 3)	148,681	—	—	—	439,082

In-kind redemptions	923,526	778,207	5,031,982	430,590	8,084,347
Net realized gain	8,514,540	276,674	4,625,096	383,673	6,783,173
Net increase in unrealized appreciation/depreciation	63,699,308	1,284,304	205,805,497	2,651,601	146,408,768
Net realized and unrealized gain on investments	72,213,848	1,560,978	210,430,593	3,035,274	153,191,941
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,395,063	$1,694,356	$235,570,928	$3,399,913	$194,369,821
[1] Net of foreign withholding tax of:	$2,556	—	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	111

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree U.S. SmallCap Earnings Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Earnings Fund
INVESTMENT INCOME:

Dividends[1]	$6,433,042	$1,439,451	$9,307,365	$739,926

Dividends from affiliates (Note 3)	15,555	—	13,347	—

Non-cash dividends	436,207	—	132,862	1,783

Securities lending income (Note 2)	402,787	40,151	17,118	3,524
Total investment income	7,287,591	1,479,602	9,470,692	745,233
EXPENSES:

Advisory fees (Note 3)	1,327,252	209,057	843,750	98,161

Service fees (Note 2)	15,369	2,421	13,259	1,542
Total expenses	1,342,621	211,478	857,009	99,703
Expense waivers (Note 3)	(2,376)	—	(1,337)	—
Net expenses	1,340,245	211,478	855,672	99,703
Net investment income	5,947,346	1,268,124	8,615,020	645,530
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	1,228,094	(54,833)	1,131,628	73,672

Investment transactions in affiliates (Note 3)	52,639	—	9,943	—

In-kind redemptions	687,871	1,737,310	9,402,562	1,532,817
Net realized gain	1,968,604	1,682,477	10,544,133	1,606,489
Net increase in unrealized appreciation/depreciation	67,975,727	8,086,235	33,618,121	3,577,854
Net realized and unrealized gain on investments	69,944,331	9,768,712	44,162,254	5,184,343
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,891,677	$11,036,836	$52,777,274	$5,829,873
[1] Net of foreign withholding tax of:	$689	—	—	$15

See Notes to Financial Statements.

112	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. Dividend ex-Financials Fund		WisdomTree U.S. Earnings 500 Fund			WisdomTree U.S. High Dividend Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018		For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,417,125	$28,114,605	$1,926,904	$2,760,132		$18,669,970	$38,363,082

Net realized gain on investments	6,047,174	68,089,943	1,688,338	5,573,933		14,946,074	97,944,451

Net increase (decrease) in unrealized appreciation/depreciation on investments	49,127,716	(45,889,978)	13,741,584	8,714,316		41,086,580	(97,797,886)
Net increase in net assets resulting from operations	70,592,015	50,314,570	17,356,826	17,048,381		74,702,624	38,509,647
DIVIDENDS:

Net investment income	(14,832,500)	(28,141,027)	(2,023,086)	(2,586,608)		(17,506,750)	(38,366,808)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	27,988,725	41,622,216		—	107,537,497

Cost of shares redeemed	(34,651,521)	(115,015,958)	(4,630,491)	(1,525,680)		(132,996,428)	(335,753,622)
Net increase (decrease) in net assets resulting from capital share transactions	(34,651,521)	(115,015,958)	23,358,234	40,096,536		(132,996,428)	(228,216,125)
Net Increase (Decrease) in Net Assets	21,107,994	(92,842,415)	38,691,974	54,558,309		(75,800,554)	(228,073,286)
NET ASSETS:

Beginning of period	$810,509,706	$903,352,121	$184,812,748	$130,254,439		$1,035,295,181	$1,263,368,467

End of period	$831,617,700	$810,509,706	$223,504,722	$184,812,748		$959,494,627	$1,035,295,181
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$584,625	$—	$74,902	$171,084		$1,162,052	$(1,168)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,600,000	10,950,000	6,100,000	4,800,000	[1]	15,200,000	18,450,000

Shares created	—	—	900,000	1,350,000	[1]	—	1,500,000

Shares redeemed	(400,000)	(1,350,000)	(150,000)	(50,000)[1]		(1,900,000)	(4,750,000)
Shares outstanding, end of period	9,200,000	9,600,000	6,850,000	6,100,000	[1]	13,300,000	15,200,000
[1]	Shares were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

WisdomTree Trust	113

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Earnings Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$26,927,730	$50,203,846	$43,563,695	$67,562,271	$8,181,215	$11,328,673

Net realized gain on investments	25,456,501	106,057,521	18,025,617	151,602,232	8,514,540	79,550,348

Net increase (decrease) in unrealized appreciation/depreciation on investments	121,938,190	22,735,417	231,277,997	(11,367,758)	63,699,308	(2,203,034)
Net increase in net assets resulting from operations	174,322,421	178,996,784	292,867,309	207,796,745	80,395,063	88,675,987
DIVIDENDS:

Net investment income	(26,023,536)	(49,979,017)	(40,128,555)	(66,312,628)	(8,296,255)	(10,100,147)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	18,232,912	65,734,319	220,237,959	517,345,920	96,421,642	265,962,766

Cost of shares redeemed	(87,359,934)	(201,532,333)	(37,348,678)	(416,912,058)	(5,862,530)	(104,207,220)

Payment by sub-advisor	—	—	—	—	—	621
Net increase (decrease) in net assets resulting from capital share transactions	(69,127,022)	(135,798,014)	182,889,281	100,433,862	90,559,112	161,756,167
Net Increase (Decrease) in Net Assets	79,171,863	(6,780,247)	435,628,035	241,917,979	162,657,920	240,332,007
NET ASSETS:

Beginning of period	$1,933,551,675	$1,940,331,922	$3,064,477,039	$2,822,559,060	$1,035,164,430	$794,832,423

End of period	$2,012,723,538	$1,933,551,675	$3,500,105,074	$3,064,477,039	$1,197,822,350	$1,035,164,430
Undistributed net investment income included in net assets at end of period	$1,129,023	$224,829	$4,682,158	$1,247,018	$1,113,247	$1,228,287
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	21,850,000	23,400,000	89,850,000	86,850,000 [1]	26,800,000	22,550,000

Shares created	200,000	750,000	6,050,000	15,200,000 [1]	2,350,000	6,900,000

Shares redeemed	(950,000)	(2,300,000)	(1,050,000)	(12,200,000)[1]	(150,000)	(2,650,000)
Shares outstanding, end of period	21,100,000	21,850,000	94,850,000	89,850,000 [1]	29,000,000	26,800,000
[1]	Shares were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

114	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Multifactor Fund		WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Shareholder Yield Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Period June 29, 2017* through March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$133,378	$41,000	$25,140,335	$34,389,062	$364,639	$669,721

Net realized gain on investments	276,674	211,928	4,625,096	135,463,606	383,673	8,337,573

Net increase (decrease) in unrealized appreciation/depreciation on investments	1,284,304	76,888	205,805,497	59,521,255	2,651,601	(2,235,918)
Net increase in net assets resulting from operations	1,694,356	329,816	235,570,928	229,373,923	3,399,913	6,771,376
DIVIDENDS:

Net investment income	(118,015)	(35,735)	(25,109,228)	(34,344,320)	(374,004)	(642,537)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	51,201,438	8,103,820	151,252,302	1,022,866,864	—	—

Cost of shares redeemed	(9,208,077)	(2,815,624)	(20,468,770)	(444,009,619)	(8,270,574)	(21,380,227)

Payment by sub-advisor	—	—	—	1,034	—	—
Net increase (decrease) in net assets resulting from capital share transactions	41,993,361	5,288,196	130,783,532	578,858,279	(8,270,574)	(21,380,227)
Net Increase (Decrease) in Net Assets	43,569,702	5,582,277	341,245,232	773,887,882	(5,244,665)	(15,251,388)
NET ASSETS:

Beginning of period	$5,582,377	$100	$2,064,305,320	$1,290,417,438	$44,466,470	$59,717,858

End of period	$49,152,079	$5,582,377	$2,405,550,552	$2,064,305,320	$39,221,805	$44,466,470
Undistributed net investment income included in net assets at end of period	$20,678	$5,315	$511,284	$480,177	$17,819	$27,184
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,000	4	51,200,000	36,400,000	550,000	850,000

Shares created	1,700,000	300,000	3,600,000	25,950,000	—	—

Shares redeemed	(300,000)	(100,004)	(500,000)	(11,150,000)	(100,000)	(300,000)
Shares outstanding, end of period	1,600,000	200,000	54,300,000	51,200,000	450,000	550,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	115

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Earnings Fund		WisdomTree U.S. SmallCap Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$41,177,880	$58,231,812	$5,947,346	$5,688,283	$1,268,124	$2,294,545

Net realized gain on investments	6,783,173	166,312,516	1,968,604	45,082,430	1,682,477	6,643,829

Net increase (decrease) in unrealized appreciation/depreciation on investments	146,408,768	(128,397,813)	67,975,727	7,485,991	8,086,235	(2,756,291)
Net increase in net assets resulting from operations	194,369,821	96,146,515	75,891,677	58,256,704	11,036,836	6,182,083
DIVIDENDS:

Net investment income	(35,312,930)	(57,037,610)	(5,891,222)	(5,289,781)	(1,035,025)	(2,305,555)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	123,592,791	319,890,735	112,778,727	114,044,143	21,488,969	38,327,495

Cost of shares redeemed	(36,850,166)	(369,197,048)	(1,966,712)	(68,383,642)	(13,822,693)	(43,641,576)

Payment by sub-advisor	—	1,245	—	2,213	—	—
Net increase (decrease) in net assets resulting from capital share transactions	86,742,625	(49,305,068)	110,812,015	45,662,714	7,666,276	(5,314,081)
Net Increase (Decrease) in Net Assets	245,799,516	(10,196,163)	180,812,470	98,629,637	17,668,087	(1,437,553)
NET ASSETS:

Beginning of period	$1,965,277,318	$1,975,473,481	$588,999,204	$490,369,567	$101,060,170	$102,497,723

End of period	$2,211,076,834	$1,965,277,318	$769,811,674	$588,999,204	$118,728,257	$101,060,170
Undistributed net investment income included in net assets at end of period	$7,044,019	$1,179,069	$433,857	$377,733	$269,607	$36,508
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	71,650,000	73,500,000 [1]	16,500,000	15,250,000	2,950,000	3,100,000

Shares created	4,150,000	11,300,000 [1]	2,900,000	3,200,000	600,000	1,100,000

Shares redeemed	(1,300,000)	(13,150,000)[1]	(50,000)	(1,950,000)	(400,000)	(1,250,000)
Shares outstanding, end of period	74,500,000	71,650,000 [1]	19,350,000	16,500,000	3,150,000	2,950,000
[1]	Shares were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

116	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. Total Dividend Fund		WisdomTree U.S. Total Earnings Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,615,020	$15,428,675	$645,530	$1,170,571

Net realized gain on investments	10,544,133	39,340,204	1,606,489	5,272,800

Net increase (decrease) in unrealized appreciation/depreciation on investments	33,618,121	(4,054,877)	3,577,854	1,491,776
Net increase in net assets resulting from operations	52,777,274	50,714,002	5,829,873	7,935,147
DIVIDENDS:

Net investment income	(8,192,750)	(15,363,975)	(682,002)	(1,103,114)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	28,183,367	30,667,395	1,609,661	4,955,325

Cost of shares redeemed	(23,197,187)	(58,290,258)	(4,736,245)	(4,595,880)

Payment by sub-advisor	—	662	—	—
Net increase (decrease) in net assets resulting from capital share transactions	4,986,180	(27,622,201)	(3,126,584)	359,445
Net Increase in Net Assets	49,570,704	7,727,826	2,021,287	7,191,478
NET ASSETS:

Beginning of period	$579,231,508	$571,503,682	$69,946,299	$62,754,821

End of period	$628,802,212	$579,231,508	$71,967,586	$69,946,299
Undistributed net investment income included in net assets at end of period	$482,867	$60,597	$30,091	$66,563
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,500,000	6,800,000	2,250,000	2,250,000	[1]

Shares created	300,000	350,000	50,000	150,000	[1]

Shares redeemed	(250,000)	(650,000)	(150,000)	(150,000)[1]
Shares outstanding, end of period	6,550,000	6,500,000	2,150,000	2,250,000	[1]
[1]	Shares were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

WisdomTree Trust	117

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend ex-Financials Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Net asset value, beginning of period	$84.43	$82.50	$75.41	$75.82	$70.27	$62.03
Investment operations:
Net investment income[1]	1.65	2.73	2.52	2.46	2.47	2.00
Net realized and unrealized gain (loss)	5.91	1.96	7.31	(0.38)	5.38	8.22
Total from investment operations	7.56	4.69	9.83	2.08	7.85	10.22
Dividends and distributions to shareholders:
Net investment income	(1.60)	(2.76)	(2.69)	(2.49)	(2.30)	(1.98)
Return of capital	—	—	(0.05)	—	—	—
Total dividends and distributions to shareholders	(1.60)	(2.76)	(2.74)	(2.49)	(2.30)	(1.98)
Net asset value, end of period	$90.39	$84.43	$82.50	$75.41	$75.82	$70.27

TOTAL RETURN[2]	9.01%	5.71%	13.27%	2.96%	11.27%	16.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$831,618	$810,510	$903,352	$916,193	$1,250,987	$1,127,812
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.39%[6]	0.38%
Net investment income	3.75%[5]	3.22%	3.21%	3.39%	3.34%	3.06%
Portfolio turnover rate[7]	2%	34%	33%	32%	32%	35%

WisdomTree U.S. Earnings 500 Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018[8]	For the Year Ended March 31, 2017[8]	For the Year Ended March 31, 2016[8]	For the Year Ended March 31, 2015[8]	For the Year Ended March 31, 2014[8]
Net asset value, beginning of period	$30.30	$27.14	$23.22	$23.83	$21.80	$18.15
Investment operations:
Net investment income[1]	0.29	0.53	0.48	0.49	0.45	0.38
Net realized and unrealized gain (loss)	2.34	3.11	3.95	(0.60)	2.00	3.63
Total from investment operations	2.63	3.64	4.43	(0.11)	2.45	4.01
Dividends to shareholders:
Net investment income	(0.30)	(0.48)	(0.51)	(0.50)	(0.42)	(0.36)
Net asset value, end of period	$32.63	$30.30	$27.14	$23.22	$23.83	$21.80

TOTAL RETURN[2]	8.72%	13.49%	19.31%	(0.45)%	11.28%	22.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$223,505	$184,813	$130,254	$118,412	$139,386	$101,351
Ratios to average net assets[3] of:
Expenses	0.28%[4,5]	0.28%[4]	0.28%	0.28%[4]	0.29%[4,6]	0.28%
Net investment income	1.87%[5]	1.80%	1.94%	2.11%	1.93%	1.89%
Portfolio turnover rate[7]	1%	17%	19%	18%	16%	15%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38% and 0.28%, for WisdomTree U.S. Dividend ex-Financials Fund and WisdomTree U.S. Earnings 500 Fund, respectively.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

118	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Net asset value, beginning of period	$68.11	$68.48	$63.29	$60.74	$56.57	$51.17
Investment operations:
Net investment income[1]	1.32	2.21	2.10	2.10	1.95	1.77
Net realized and unrealized gain (loss)	3.97	(0.34)	5.39	2.50	4.03	5.37
Total from investment operations	5.29	1.87	7.49	4.60	5.98	7.14
Dividends to shareholders:
Net investment income	(1.26)	(2.24)	(2.30)	(2.05)	(1.81)	(1.74)
Net asset value, end of period	$72.14	$68.11	$68.48	$63.29	$60.74	$56.57

TOTAL RETURN[2]	7.81%	2.69%	12.02%	7.88%	10.64%	14.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$959,495	$1,035,295	$1,263,368	$1,025,362	$1,059,849	$797,595
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.38%[6]	0.38%[6]	0.38%[6]	0.39%[7]	0.38%
Net investment income	3.75%[5]	3.17%	3.17%	3.53%	3.25%	3.31%
Portfolio turnover rate[8]	1%	17%	23%	20%	27%	30%

WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Net asset value, beginning of period	$88.49	$82.92	$73.42	$73.27	$67.60	$58.94
Investment operations:
Net investment income[1]	1.25	2.22	2.04	2.01	1.86	1.65
Net realized and unrealized gain	6.87	5.57	9.63	0.13	5.59	8.64
Total from investment operations	8.12	7.79	11.67	2.14	7.45	10.29
Dividends to shareholders:
Net investment income	(1.22)	(2.22)	(2.17)	(1.99)	(1.78)	(1.63)
Net asset value, end of period	$95.39	$88.49	$82.92	$73.42	$73.27	$67.60

TOTAL RETURN[2]	9.23%	9.44%	16.13%	3.04%	11.08%	17.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,012,724	$1,933,552	$1,940,332	$1,725,259	$2,106,618	$1,821,886
Ratios to average net assets[3] of:
Expenses	0.28%[4,5]	0.28%[4]	0.28%[4]	0.28%[4]	0.29%[4,9]	0.28%
Net investment income	2.72%[5]	2.54%	2.63%	2.81%	2.59%	2.62%
Portfolio turnover rate[8]	1%	10%	11%	11%	12%	11%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Trust	119

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]	For the Year Ended March 31, 2014[1]
Net asset value, beginning of period	$34.11	$32.50	$28.69	$28.68	$25.66	$21.72
Investment operations:
Net investment income[2]	0.48	0.76	0.78	0.71	0.72	0.61
Net realized and unrealized gain	2.74	1.59	3.89	0.08	2.95	3.93
Total from investment operations	3.22	2.35	4.67	0.79	3.67	4.54
Dividends and distributions to shareholders:
Net investment income	(0.43)	(0.74)	(0.86)	(0.68)	(0.65)	(0.60)
Capital gains	—	—	—	(0.10)	—	—
Total dividends and distributions to shareholders	(0.43)	(0.74)	(0.86)	(0.78)	(0.65)	(0.60)
Net asset value, end of period	$36.90	$34.11	$32.50	$28.69	$28.68	$25.66

TOTAL RETURN[3]	9.48%	7.30%	16.52%	2.98%	14.46%	21.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,500,105	$3,064,477	$2,822,559	$1,609,484	$1,595,896	$993,148
Ratios to average net assets[4] of:
Expenses[5]	0.38%[6]	0.38%[7]	0.38%[7]	0.38%	0.39%[8]	0.38%
Net investment income	2.64%[6]	2.26%	2.56%	2.60%	2.65%	2.58%
Portfolio turnover rate[9]	2%	27%	33%	32%	30%	32%

WisdomTree U.S. MidCap Earnings Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[10]	For the Year Ended March 31, 2016[10]	For the Year Ended March 31, 2015[10]	For the Year Ended March 31, 2014[10]
Net asset value, beginning of period	$38.63	$35.25	$30.07	$32.14	$29.58	$23.52
Investment operations:
Net investment income[2]	0.30	0.47	0.50	0.40	0.42	0.33
Net realized and unrealized gain (loss)	2.66	3.32	5.25	(2.10)	2.52	6.04
Total from investment operations	2.96	3.79	5.75	(1.70)	2.94	6.37
Dividends and distributions to shareholders:
Net investment income	(0.29)	(0.41)	(0.54)	(0.37)	(0.38)	(0.31)
Return of capital	—	—	(0.03)	—	—	—
Total dividends and distributions to shareholders	(0.29)	(0.41)	(0.57)	(0.37)	(0.38)	(0.31)
Net asset value, end of period	$41.30	$38.63	$35.25	$30.07	$32.14	$29.58

TOTAL RETURN[3]	7.68%	10.77%[11]	19.31%	(5.29)%	9.99%	27.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,197,822	$1,035,164	$794,832	$662,944	$737,532	$514,682
Ratios to average net assets[4] of:
Expenses[5]	0.38%[6]	0.38%	0.38%	0.38%	0.39%[12]	0.38%
Net investment income	1.46%[6]	1.25%	1.54%	1.32%	1.37%	1.24%
Portfolio turnover rate[9]	3%	45%	42%	40%	36%	41%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[11]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[12]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

120	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$27.91	$24.75
Investment operations:
Net investment income[1]	0.21	0.34
Net realized and unrealized gain	2.75	3.09
Total from investment operations	2.96	3.43
Dividends to shareholders:
Net investment income	(0.15)	(0.27)
Net asset value, end of period	$30.72	$27.91

TOTAL RETURN[2]	10.64%	13.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,152	$5,582
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%[3]
Net investment income	1.38%[3]	1.66%[3]
Portfolio turnover rate[4]	73%	143%

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$40.32	$35.45	$31.25	$31.23	$27.95	$24.86
Investment operations:
Net investment income[1]	0.48	0.78	0.73	0.70	0.66	0.48
Net realized and unrealized gain (loss)	3.97	4.84	4.20	(0.02)	3.21	3.02
Total from investment operations	4.45	5.62	4.93	0.68	3.87	3.50
Dividends and distributions to shareholders:
Net investment income	(0.47)	(0.75)	(0.73)	(0.66)	(0.59)	(0.41)
Capital gains	—	—	—	—	(0.00)[5]	(0.00)[5]
Total dividends and distributions to shareholders	(0.47)	(0.75)	(0.73)	(0.66)	(0.59)	(0.41)
Net asset value, end of period	$44.30	$40.32	$35.45	$31.25	$31.23	$27.95

TOTAL RETURN[2]	11.09%	15.95%[6]	15.99%	2.25%	13.94%	14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,405,551	$2,064,305	$1,290,417	$595,351	$448,158	$104,802
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.29%[7]	0.28%[3]
Net investment income	2.25%[3]	1.99%	2.22%	2.30%	2.19%	2.11%[3]
Portfolio turnover rate[4]	2%	29%	29%	32%	35%	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

[6]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Trust	121

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Shareholder Yield Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]	For the Year Ended March 31, 2014[1]
Net asset value, beginning of period	$80.85	$70.26	$62.76	$66.28	$58.57	$48.86
Investment operations:
Net investment income[2]	0.75	1.14	0.92	1.06	0.88	0.61
Net realized and unrealized gain (loss)	6.36	10.59	7.55	(3.70)	7.71	9.70
Total from investment operations	7.11	11.73	8.47	(2.64)	8.59	10.31
Dividends to shareholders:
Net investment income	(0.80)	(1.14)	(0.97)	(0.88)	(0.88)	(0.60)
Net asset value, end of period	$87.16	$80.85	$70.26	$62.76	$66.28	$58.57

TOTAL RETURN[3]	8.81%	16.77%	13.61%	(4.00)%	14.73%	21.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$39,222	$44,466	$59,718	$138,062	$26,511	$26,357
Ratios to average net assets[4] of:
Expenses	0.38%[5]	0.38%[6]	0.38%	0.38%[6]	0.39%[6,7]	0.38%
Net investment income	1.79%[5]	1.48%	1.42%	1.68%	1.42%	1.14%
Portfolio turnover rate[8]	1%	82%	106%	85%	63%	67%

WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018[9]	For the Year Ended March 31, 2017[9]	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015[9]	For the Year Ended March 31, 2014[9]
Net asset value, beginning of period	$27.43	$26.88	$22.91	$23.99	$22.78	$19.02
Investment operations:
Net investment income[2]	0.57	0.81	0.70	0.69	0.66	0.62
Net realized and unrealized gain (loss)	2.16	0.53	4.09	(1.13)	1.20	3.70
Total from investment operations	2.73	1.34	4.79	(0.44)	1.86	4.32
Dividends to shareholders:
Net investment income	(0.48)	(0.79)	(0.82)	(0.64)	(0.65)	(0.56)
Net asset value, end of period	$29.68	$27.43	$26.88	$22.91	$23.99	$22.78

TOTAL RETURN[3]	9.98%	5.02%[10]	21.21%	(1.69)%	8.33%	22.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,211,077	$1,965,277	$1,975,473	$1,216,658	$1,248,932	$1,062,525
Ratios to average net assets[4] of:
Expenses[6]	0.38%[5]	0.38%	0.38%	0.38%	0.39%[7]	0.38%
Net investment income	3.85%[5]	2.93%	2.75%	3.10%	2.86%	2.93%
Portfolio turnover rate[8]	3%	36%	44%	33%	33%	42%
[1]

The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Quality Shareholder Yield Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[10]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

122	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Earnings Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]	For the Year Ended March 31, 2014[1]
Net asset value, beginning of period	$35.70	$32.16	$25.69	$28.14	$27.13	$21.13
Investment operations:
Net investment income[2]	0.33	0.37	0.31	0.34	0.33	0.24
Net realized and unrealized gain (loss)	4.07	3.51	6.53	(2.48)	0.99	5.99
Total from investment operations	4.40	3.88	6.84	(2.14)	1.32	6.23
Dividends to shareholders:
Net investment income	(0.32)	(0.34)	(0.37)	(0.31)	(0.31)	(0.23)
Net asset value, end of period	$39.78	$35.70	$32.16	$25.69	$28.14	$27.13

TOTAL RETURN[3]	12.34%	12.09%[4]	26.75%	(7.60)%	4.89%	29.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$769,812	$588,999	$490,370	$369,965	$422,121	$439,571
Ratios to average net assets[5] of:
Expenses	0.38%[6,7]	0.38%[7]	0.38%[7]	0.38%[7]	0.39%[7,8]	0.38%
Net investment income	1.70%[6]	1.08%	1.06%	1.31%	1.24%	0.98%
Portfolio turnover rate[9]	2%	48%	51%	43%	43%	61%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$34.26	$33.06	$28.17	$30.12	$28.43	$25.02
Investment operations:
Net investment income[2]	0.42	0.76	0.74	0.67	0.65	0.34
Net realized and unrealized gain (loss)	3.35	1.21	4.87	(2.02)	1.69	3.32
Total from investment operations	3.77	1.97	5.61	(1.35)	2.34	3.66
Dividends and distributions to shareholders:
Net investment income	(0.34)	(0.77)	(0.72)	(0.60)	(0.65)	(0.25)
Capital gains	—	—	—	—	(0.00)[10]	—
Total dividends and distributions to shareholders	(0.34)	(0.77)	(0.72)	(0.60)	(0.65)	(0.25)
Net asset value, end of period	$37.69	$34.26	$33.06	$28.17	$30.12	$28.43

TOTAL RETURN[3]	11.03%	5.97%	20.12%	(4.42)%	8.37%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$118,728	$101,060	$102,498	$35,208	$22,594	$24,163
Ratios to average net assets of:
Expenses	0.38%[6]	0.38%	0.38%	0.38%	0.39%[8]	0.38%[6]
Net investment income	2.31%[6]	2.24%	2.35%	2.43%	2.30%	1.82%[6]
Portfolio turnover rate[9]	2%	51%	56%	50%	53%	71%
*	Commencement of operations.

[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	Annualized.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Trust	123

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Net asset value, beginning of period	$89.11	$84.04	$74.24	$74.25	$68.29	$59.33
Investment operations:
Net investment income[1]	1.33	2.27	2.07	2.04	1.91	1.68
Net realized and unrealized gain (loss)	6.82	5.05	9.97	(0.03)	5.86	8.91
Total from investment operations	8.15	7.32	12.04	2.01	7.77	10.59
Dividends to shareholders:
Net investment income	(1.26)	(2.25)	(2.24)	(2.02)	(1.81)	(1.63)
Net asset value, end of period	$96.00	$89.11	$84.04	$74.24	$74.25	$68.29

TOTAL RETURN[2]	9.20%	8.76%[3]	16.47%	2.84%	11.47%	18.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$628,802	$579,232	$571,504	$493,708	$582,862	$419,955
Ratios to average net assets[4] of:
Expenses	0.28%[5,6]	0.28%[6,7]	0.28%[6,7]	0.28%[6,7]	0.29%[6,8]	0.28%
Net investment income	2.86%[5]	2.56%	2.63%	2.83%	2.64%	2.65%
Portfolio turnover rate[9]	1%	11%	12%	12%	13%	12%

WisdomTree U.S. Total Earnings Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018[10]	For the Year Ended March 31, 2017[10]	For the Year Ended March 31, 2016[10]	For the Year Ended March 31, 2015[10]	For the Year Ended March 31, 2014[10]
Net asset value, beginning of period	$31.09	$27.89	$23.83	$24.65	$22.60	$18.71
Investment operations:
Net investment income[1]	0.30	0.53	0.48	0.48	0.45	0.37
Net realized and unrealized gain (loss)	2.40	3.17	4.10	(0.78)	2.01	3.89
Total from investment operations	2.70	3.70	4.58	(0.30)	2.46	4.26
Dividends and distributions to shareholders:
Net investment income	(0.32)	(0.50)	(0.51)	(0.52)	(0.41)	(0.37)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.32)	(0.50)	(0.52)	(0.52)	(0.41)	(0.37)
Net asset value, end of period	$33.47	$31.09	$27.89	$23.83	$24.65	$22.60

TOTAL RETURN[2]	8.71%	13.31%	19.39%	(1.18)%	10.93%	22.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71,968	$69,946	$62,755	$57,204	$107,209	$71,174
Ratios to average net assets of:
Expenses	0.28%[5]	0.28%	0.28%	0.28%	0.29%[11]	0.28%
Net investment income	1.84%[5]	1.75%	1.87%	2.00%	1.88%	1.81%
Portfolio turnover rate[9]	1%	22%	19%	12%	16%	13%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

124	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2018, the Trust consisted of 83 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree U.S. Earnings 500 Fund (“U.S. Earnings 500 Fund’’)	February 23, 2007
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. MidCap Earnings Fund (“U.S. MidCap Earnings Fund’’)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund’’)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. SmallCap Earnings Fund (“U.S. SmallCap Earnings Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund’’)	June 16, 2006
WisdomTree U.S. Total Earnings Fund (“U.S. Total Earnings Fund’’)	February 23, 2007

Each Fund, except the WisdomTree U.S. Quality Shareholder Yield Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The WisdomTree U.S. Quality Shareholder Yield Fund is actively managed using a rules-based model approach seeking income and capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are

WisdomTree Trust	125

Notes to Financial Statements (unaudited) (continued)

valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves,

126	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing each Fund’s assets:

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$829,476,277	$—	$—
Exchange-Traded Funds	847,903	—	—
Total	$830,324,180	$—	$—

U.S. Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$222,990,829	$—	$—
Exchange-Traded Fund	310,865	—	—
Investment of Cash Collateral for Securities Loaned	—	148,215	—
Total	$223,301,694	$148,215	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$955,838,034	$—	$—
Exchange-Traded Fund	1,781,446	—	—
Investment of Cash Collateral for Securities Loaned	—	1,911,413	—
Total	$957,619,480	$1,911,413	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,008,611,098	$—	$—
Exchange-Traded Fund	1,967,667	—	—
Investment of Cash Collateral for Securities Loaned	—	4,117,390	—
Total	$2,010,578,765	$4,117,390	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,489,655,193	$—	$—
Exchange-Traded Fund	4,924,396	—	—
Investment of Cash Collateral for Securities Loaned	—	14,066,505	—
Total	$3,494,579,589	$14,066,505	$—

WisdomTree Trust	127

Notes to Financial Statements (unaudited) (continued)

U.S. MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,195,451,860	$—	$—
Exchange-Traded Fund	1,043,557	—	—
Investment of Cash Collateral for Securities Loaned	—	16,119,916	—
Total	$1,196,495,417	$16,119,916	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$49,128,545	$—	$—
Total	$49,128,545	$—	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,404,013,167	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,908,873	—
Total	$2,404,013,167	$2,908,873	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3
Common Stocks*	$39,194,434	$—	$—
Investment of Cash Collateral for Securities Loaned	—	141,338	—
Total	$39,194,434	$141,338	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$43,296,886	$203,165	$—
Other*	2,150,464,714	—	—
Exchange-Traded Fund	10,472,740	—	—
Investment of Cash Collateral for Securities Loaned	—	69,987,181	—
Total	$2,204,234,340	$70,190,346	$—

U.S. SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$13,228,673	$26,797	$—
Other*	755,131,518	—	—
Exchange-Traded Fund	853,215	—	—
Investment of Cash Collateral for Securities Loaned	—	33,227,117	—
Total	$769,213,406	$33,253,914	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$118,419,809	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,886,929	—
Total	$118,419,809	$1,886,929	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$627,298,128	$—	$—
Exchange-Traded Fund	717,222	—	—
Investment of Cash Collateral for Securities Loaned	—	913,779	—
Total	$628,015,350	$913,779	$—

128	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

U.S. Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$71,917,047	$—	$—
Investment of Cash Collateral for Securities Loaned	—	224,491	—
Total	$71,917,047	$224,491	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

There were no Level 3 securities at or during the six months ended September 30, 2018.

During the six months ended September 30, 2018, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the

WisdomTree Trust	129

Notes to Financial Statements (unaudited) (continued)

borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2018, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2018, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To

130	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for BNY Mellon Asset Management North America Corporation (‘‘BNY Mellon AMNA’’) to provide sub-advisory services to the Funds. BNY Mellon AMNA is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dividend ex-Financials Fund	0.38%
U.S. Earnings 500 Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Earnings Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Earnings Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Total Earnings Fund	0.28%

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2018 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2018	Dividend Income
U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$911,447	$4,949,950	$5,455,824	$(22,901)	$40,853	$423,525	$22,511
U.S. MidCap Dividend Fund	916,770	4,930,357	5,448,047	(4,353)	29,651	424,378	20,458
Total	$1,828,217	$9,880,307	$10,903,871	$(27,254)	$70,504	$847,903	$42,969
U.S. Earnings 500 Fund
U.S. High Dividend Fund	$204,565	$1,781,754	$1,696,073	$3,090	$17,529	$310,865	$14,454
U.S. High Dividend Fund
U.S. Total Dividend Fund	$3,058,050	$7,513,082	$8,999,469	$100,778	$109,005	$1,781,446	$54,631
U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$—	$17,235,819	$15,338,897	$(6,318)	$77,063	$1,967,667	$73,159

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Notes to Financial Statements (unaudited) (continued)

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2018	Dividend Income
U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$1,487,251	$16,532,012	$13,306,609	$(47,708)	$259,450	$4,924,396	$83,725
U.S. MidCap Earnings Fund
U.S. MidCap Dividend Fund	$2,110,629	$4,982,537	$6,284,275	$148,681	$85,985	$1,043,557	$51,630
U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$10,549,153	$21,382,730	$22,191,478	$439,082	$293,253	$10,472,740	$158,511
U.S. SmallCap Earnings Fund
U.S. MidCap Earnings Fund	$681,155	$3,439,510	$3,287,474	$52,639	$(32,615)	$853,215	$15,555
U.S. Total Dividend Fund
U.S. Total Earnings Fund	$11,117	$5,014,322	$4,332,458	$9,943	$14,298	$717,222	$13,347

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
U.S. Dividend ex-Financials Fund	30	$2,713	$80
U.S. Earnings 500 Fund	803	26,226	436
U.S. High Dividend Fund	24	1,732	82
U.S. LargeCap Dividend Fund	138	13,167	962
U.S. MidCap Dividend Fund	279	10,290	313
U.S. MidCap Earnings Fund	332	13,732	222
U.S. Multifactor Fund	683	21,016	129
U.S. Quality Dividend Growth Fund	451	19,993	456
U.S. SmallCap Dividend Fund	134	3,981	183
U.S. SmallCap Earnings Fund	262	10,438	124
U.S. Total Dividend Fund	78	7,491	276

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2018, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2018 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
U.S. Dividend ex-Financials Fund	$17,751,481	$16,713,803	$—	$34,588,067
U.S. Earnings 500 Fund	2,913,732	2,308,301	26,424,496	3,120,389
U.S. High Dividend Fund	15,360,097	13,443,148	—	132,782,904
U.S. LargeCap Dividend Fund	31,880,170	24,613,872	13,806,089	82,801,589
U.S. MidCap Dividend Fund	73,157,602	64,502,679	210,751,105	28,372,259

132	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
U.S. MidCap Earnings Fund	$37,774,354	$35,916,945	$94,216,870	$3,837,942
U.S. Multifactor Fund	14,525,342	14,533,704	49,603,836	7,545,863
U.S. Quality Dividend Growth Fund	48,740,470	43,287,152	150,897,239	20,443,110
U.S. Quality Shareholder Yield Fund	536,634	353,690	—	8,256,927
U.S. SmallCap Dividend Fund	70,197,298	57,629,203	123,186,208	36,770,561
U.S. SmallCap Earnings Fund	15,561,938	13,795,477	112,532,056	1,957,572
U.S. SmallCap Quality Dividend Growth Fund	2,099,998	1,958,157	21,457,421	13,809,004
U.S. Total Dividend Fund	10,469,392	8,095,667	28,118,994	23,170,944
U.S. Total Earnings Fund	891,713	699,647	1,605,223	4,722,841

6. FEDERAL INCOME TAXES

At September 30, 2018, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. Dividend ex-Financials Fund	$742,119,117	$134,746,230	$(46,541,167)	$88,205,063
U.S. Earnings 500 Fund	177,312,638	50,971,865	(4,834,594)	46,137,271
U.S. High Dividend Fund	924,769,758	101,417,533	(66,656,398)	34,761,135
U.S. LargeCap Dividend Fund	1,624,068,881	459,699,912	(69,072,638)	390,627,274
U.S. MidCap Dividend Fund	3,053,559,595	574,070,710	(118,984,211)	455,086,499
U.S. MidCap Earnings Fund	1,062,832,733	196,958,273	(47,175,673)	149,782,600
U.S. Multifactor Fund	47,779,925	1,888,608	(539,988)	1,348,620
U.S. Quality Dividend Growth Fund	2,014,291,141	433,332,139	(40,701,240)	392,630,899
U.S. Quality Shareholder Yield Fund	35,876,205	5,247,984	(1,788,417)	3,459,567
U.S. SmallCap Dividend Fund	2,145,846,496	332,102,339	(203,524,149)	128,578,190
U.S. SmallCap Earnings Fund	685,623,710	150,812,039	(33,968,429)	116,843,610
U.S. SmallCap Quality Dividend Growth Fund	112,660,566	15,446,821	(7,800,649)	7,646,172
U.S. Total Dividend Fund	488,826,152	158,585,444	(18,482,467)	140,102,977
U.S. Total Earnings Fund	56,022,622	18,294,832	(2,175,916)	16,118,916

7. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments become effective 30 days after their publication in the Federal Register—which, as of the date of this Semi-Annual Report, will be November 5, 2018. WTAM is currently evaluating the impact that these amendments will have on the Trust’s financial statements and related disclosures.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and determined that there is no significant impact on the Trust’s financial statements. WTAM has early adopted the following ASU 2018-13 guidance in the Trust financial statements pertaining to the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels.

WisdomTree Trust	133

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 24-25, 2018 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and the Sub-Advisory Agreement (the “BNY Mellon AMNA Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) coordinates the investment and reinvestment of the assets of the Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 2, 2018, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Fund, the Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2018, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Groups and Expense Universes. The Board noted that the Performance Group, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Group, Expense Group and Expense Universe for the actively-managed Fund included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Fund and noted that total return performance of the Fund was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives

WisdomTree Trust	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

136	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	137

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1361

WisdomTree Trust

Semi-Annual Report

September 30, 2018

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown†

Sector	% of Net Assets
Financials	20.1%
Communication Services	16.1%
Information Technology	15.6%
Energy	11.2%
Materials	11.0%
Consumer Staples	6.9%
Utilities	5.4%
Industrials	5.3%
Consumer Discretionary	3.2%
Real Estate	3.2%
Health Care	1.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	7.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2%
CNOOC Ltd.	4.2%
Samsung Electronics Co., Ltd.	3.6%
BHP Billiton Ltd.	2.9%
Telstra Corp., Ltd.	2.1%
China Construction Bank Corp., Class H	2.0%
Wesfarmers Ltd.	1.9%
Singapore Telecommunications Ltd.	1.8%
Hon Hai Precision Industry Co., Ltd.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,010.40	0.48%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.04%	5.81%	11.69%	3.89%	6.47%
Fund Market Price Returns	-0.34%	4.66%	11.39%	3.90%	6.08%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	1.79%	6.64%	12.44%	4.39%	7.22%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]	-4.85%	1.95%	13.25%	5.66%	7.67%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.

[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	30.5%
Communication Services	19.3%
Financials	17.8%
Real Estate	7.2%
Health Care	6.7%
Industrials	6.2%
Information Technology	4.7%
Consumer Staples	4.6%
Materials	1.8%
Utilities	1.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	10.5%
Tencent Holdings Ltd.	9.2%
Ping An Insurance Group Co. of China Ltd., Class A	6.8%
Ping An Insurance Group Co. of China Ltd., Class H	6.3%
Baidu, Inc., ADR	5.8%
JD.com, Inc., ADR	2.9%
China Minsheng Banking Corp., Ltd., Class A	2.4%
Ctrip.com International Ltd., ADR	2.1%
Yum China Holdings, Inc.	1.9%
Midea Group Co., Ltd., Class A	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$830.90	0.32%[1]	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-16.91%	-7.07%	20.49%	9.00%	8.11%
Fund Market Price Returns	-17.87%	-8.10%	20.72%	9.05%	7.92%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	-16.58%	-6.71%	21.28%	9.98%	8.92%
MSCI China Index	-10.75%	-2.20%	13.69%	7.85%	8.63%
FTSE China 50 Index	-6.12%	2.31%	10.80%	6.25%	6.86%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	26.9%
Consumer Staples	26.0%
Information Technology	12.0%
Communication Services	11.7%
Financials	8.1%
Real Estate	7.9%
Industrials	5.1%
Health Care	1.1%
Utilities	0.7%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
KT&G Corp.	6.4%
Wal-Mart de Mexico S.A.B. de C.V.	5.9%
America Movil S.A.B. de C.V., Series L	4.4%
AU Optronics Corp.	4.1%
LG Display Co., Ltd.	3.1%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Woolworths Holdings Ltd.	2.0%
PICC Property & Casualty Co., Ltd., Class H	1.9%
Shoprite Holdings Ltd.	1.8%
Megacable Holdings S.A.B. de C.V., Series CPO	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$835.90	0.32%[1]	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-16.41%	-11.75%	6.19%	-0.39%	-0.60%
Fund Market Price Returns	-18.20%	-12.66%	5.94%	-0.73%	-0.80%
WisdomTree Emerging Markets Consumer Growth Index	-15.81%	-11.27%	6.82%	0.31%	0.09%
MSCI Emerging Markets Index	-8.84%	-0.81%	12.36%	3.61%	3.35%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.9%
Information Technology	16.6%
Communication Services	16.3%
Consumer Discretionary	15.3%
Consumer Staples	8.3%
Materials	6.4%
Energy	6.4%
Industrials	5.1%
Health Care	4.0%
Real Estate	2.5%
Utilities	1.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd., ADR	6.1%
Samsung Electronics Co., Ltd.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Naspers Ltd., Class N	2.3%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Lukoil PJSC, ADR	1.9%
Baidu, Inc., ADR	1.8%
Reliance Industries Ltd., GDR	1.7%
Ping An Insurance Group Co. of China Ltd., Class A	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$892.40	0.32%[1]	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-10.76%	-2.57%	13.33%	5.56%
Fund Market Price Returns	-11.57%	-2.83%	13.48%	5.82%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-10.18%	-1.77%	14.67%	6.98%
MSCI Emerging Markets Index	-8.84%	-0.81%	12.36%	4.87%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Energy	22.5%
Financials	22.0%
Materials	14.6%
Communication Services	11.4%
Information Technology	11.2%
Utilities	5.1%
Consumer Discretionary	4.8%
Industrials	3.4%
Real Estate	2.3%
Consumer Staples	1.6%
Health Care	0.7%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Lukoil PJSC, ADR	4.9%
Gazprom PJSC, ADR	4.7%
China Mobile Ltd.	3.3%
Hon Hai Precision Industry Co., Ltd.	3.2%
China Construction Bank Corp., Class H	3.0%
Industrial & Commercial Bank of China Ltd., Class H	2.3%
China Petroleum & Chemical Corp., Class H	2.3%
CNOOC Ltd.	2.3%
Tatneft PJSC, ADR	2.2%
Formosa Chemicals & Fibre Corp.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$961.10	0.63%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.89%	7.08%	14.02%	0.93%	4.92%
Fund Market Price Returns	-5.45%	5.80%	13.68%	0.85%	4.64%
WisdomTree Emerging Markets High Dividend Index	-3.73%	7.31%	14.74%	1.74%	5.95%
MSCI Emerging Markets Index	-8.84%	-0.81%	12.36%	3.61%	5.40%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.1%
Information Technology	16.1%
Consumer Staples	11.5%
Communication Services	10.8%
Materials	9.6%
Consumer Discretionary	8.1%
Industrials	7.4%
Health Care	6.8%
Energy	6.5%
Utilities	3.1%
Real Estate	0.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Bank of Communications Co., Ltd., Class H	1.5%
China CITIC Bank Corp., Ltd., Class H	1.5%
Sul America S.A.	1.5%
Bank of China Ltd., Class H	1.4%
China Railway Group Ltd., Class H	1.3%
Hypera S.A.	1.3%
IRB Brasil Resseguros S/A	1.3%
Vale S.A.	1.3%
Samsung Electronics Co., Ltd.	1.2%
China Mobile Ltd.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the ‘‘Fund’’) seeks capital appreciation.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,001.20	0.48%	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
[1]

Fund commenced operations on August 10, 2018. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 52/365 (to reflect the period since commencement of operations).

WisdomTree Trust	7

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	18.6%
Consumer Discretionary	16.4%
Consumer Staples	16.0%
Communication Services	13.0%
Materials	10.0%
Industrials	9.2%
Health Care	6.1%
Energy	4.3%
Financials	3.2%
Real Estate	1.9%
Utilities	1.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
MMC Norilsk Nickel PJSC, ADR	6.4%
Telekomunikasi Indonesia Persero Tbk PT	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
Novatek PJSC, GDR Reg S	3.7%
America Movil S.A.B. de C.V., Series L	3.5%
Samsung Electronics Co., Ltd.	3.0%
Tata Consultancy Services Ltd.	2.9%
RMB Holdings Ltd.	2.4%
Hindustan Unilever Ltd.	2.3%
ITC Ltd.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$908.60	0.32%[1]	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-9.14%	-3.62%	10.41%	1.93%	1.56%
Fund Market Price Returns	-10.20%	-4.78%	9.82%	1.69%	1.04%
WisdomTree Emerging Markets Quality Dividend Growth Index	-8.54%	-2.78%	11.28%	2.80%	2.41%
MSCI Emerging Markets Index	-8.84%	-0.81%	12.36%	3.61%	4.28%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	17.7%
Industrials	14.2%
Consumer Discretionary	13.4%
Materials	11.8%
Financials	11.6%
Real Estate	11.1%
Consumer Staples	6.8%
Health Care	3.9%
Utilities	3.3%
Communication Services	2.9%
Energy	2.9%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Truworths International Ltd.	1.1%
Moneta Money Bank AS	1.1%
Foschini Group Ltd. (The)	1.0%
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1.0%
Highwealth Construction Corp.	1.0%
Inventec Corp.	0.9%
Guangzhou R&F Properties Co., Ltd., Class H	0.9%
Novatek Microelectronics Corp.	0.9%
Hyprop Investments Ltd.	0.8%
AVI Ltd.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$886.30	0.63%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-11.37%	-2.40%	12.43%	2.93%	7.66%
Fund Market Price Returns	-12.97%	-3.49%	12.22%	2.83%	7.34%
WisdomTree Emerging Markets SmallCap Dividend Index	-10.81%	-1.40%	13.40%	3.88%	8.77%
MSCI Emerging Markets Small Cap Index	-12.27%	-4.20%	7.43%	2.72%	7.43%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	18.7%
Consumer Staples	18.1%
Industrials	15.0%
Information Technology	14.5%
Materials	9.7%
Health Care	9.0%
Communication Services	5.9%
Financials	5.0%
Energy	2.1%
Real Estate	1.3%
Utilities	0.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Unilever N.V., CVA	6.4%
Industria de Diseno Textil S.A.	5.4%
British American Tobacco PLC	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.0%
CSL Ltd.	2.6%
Samsung Electronics Co., Ltd.	2.4%
Marine Harvest ASA	2.3%
ASML Holding N.V.	2.1%
Kuehne + Nagel International AG, Registered Shares	1.9%
Givaudan S.A., Registered Shares	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$984.50	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.55%	3.54%	11.81%	5.08%	5.37%
Fund Market Price Returns	-2.20%	3.18%	11.73%	5.21%	5.13%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[1]	-1.12%	4.34%	12.65%	5.69%	6.06%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[2]	-1.47%	3.08%	10.59%	5.32%	7.62%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.

[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown†

Industry	% of Net Assets
Equity Real Estate Investment Trusts (REITs)	52.0%
Real Estate Management & Development	47.3%
Capital Markets	0.1%
Electrical Equipment	0.1%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	3.6%
China Overseas Land & Investment Ltd.	3.0%
Unibail-Rodamco-Westfield	2.9%
Scentre Group	2.4%
Link REIT	2.3%
Vonovia SE	2.0%
Henderson Land Development Co., Ltd.	1.9%
Klepierre S.A.	1.8%
Swire Properties Ltd.	1.7%
Vicinity Centres	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$952.10	0.58%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-4.79%	-0.11%	10.96%	6.35%	6.98%
Fund Market Price Returns	-4.93%	-0.43%	10.96%	6.38%	6.86%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	-4.69%	0.13%	11.21%	6.56%	7.15%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	-1.72%	3.13%	4.40%	2.89%	5.69%
*	Returns of less than one year are cumulative.

[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.8%
Energy	15.1%
Communication Services	10.9%
Consumer Staples	10.3%
Utilities	8.5%
Information Technology	7.8%
Health Care	7.6%
Consumer Discretionary	6.2%
Real Estate	6.2%
Industrials	4.8%
Materials	4.2%
Investment Company	0.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	3.1%
AT&T, Inc.	2.7%
Verizon Communications, Inc.	2.5%
Pfizer, Inc.	2.2%
Chevron Corp.	2.0%
Cisco Systems, Inc.	1.9%
Procter & Gamble Co. (The)	1.5%
Coca-Cola Co. (The)	1.5%
Intel Corp.	1.4%
Wells Fargo & Co.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,033.40	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.34%	3.42%	10.73%	4.46%	4.98%
Fund Market Price Returns	2.69%	2.72%	10.51%	4.28%	4.73%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[1]	3.08%	3.04%	10.55%	4.40%	5.01%
MSCI Europe Value/MSCI AC World Spliced Index[2]	4.91%	9.77%	13.40%	8.67%	7.93%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.

[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

Sector Breakdown†

Sector	% of Net Assets
Financials	20.9%
Energy	19.7%
Information Technology	16.3%
Materials	12.7%
Consumer Discretionary	9.1%
Utilities	5.2%
Industrials	5.1%
Consumer Staples	4.5%
Health Care	4.2%
Communication Services	1.4%
Real Estate	1.2%
Other Assets less Liabilities‡	-0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	9.6%
Housing Development Finance Corp., Ltd.	7.9%
Infosys Ltd.	7.5%
Tata Consultancy Services Ltd.	3.5%
Oil & Natural Gas Corp., Ltd.	2.7%
Indian Oil Corp., Ltd.	2.5%
Vedanta Ltd.	2.4%
HCL Technologies Ltd.	1.9%
ICICI Bank Ltd.	1.9%
Bharat Petroleum Corp., Ltd.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$937.40	0.84%	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.84%	$4.26

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-6.26%	-2.84%	7.95%	10.70%	5.31%
Fund Market Price Returns	-7.31%	-3.20%	7.70%	10.72%	5.19%
WisdomTree India Earnings Index	-6.27%	-2.11%	9.14%	12.06%	6.61%
MSCI India Index	-2.84%	1.09%	7.00%	9.67%	6.53%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown†

Sector	% of Net Assets
Financials	53.3%
Communication Services	15.9%
Materials	10.8%
Industrials	7.8%
Real Estate	6.5%
Consumer Staples	1.5%
Energy	1.5%
Utilities	1.4%
Consumer Discretionary	1.1%
Health Care	0.2%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Saudi Basic Industries Corp.	5.6%
Al Rajhi Bank	5.0%
Emirates Telecommunications Group Co. PJSC	5.0%
National Bank of Kuwait SAKP	4.4%
Mobile Telecommunications Co. KSC	4.3%
Qatar National Bank QPSC	4.2%
First Abu Dhabi Bank PJSC	3.2%
National Commercial Bank	3.1%
Industries Qatar QSC	3.0%
Masraf Al Rayan QSC	3.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,048.80	0.88%	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.88%	12.52%	4.88%	4.82%	3.49%
Fund Market Price Returns	4.97%	13.15%	5.04%	4.98%	3.37%
WisdomTree Middle East Dividend Index	5.30%	13.77%	6.62%	6.30%	4.79%
MSCI Arabian Markets ex-Saudi Arabia Index	3.79%	5.47%	2.44%	2.31%	-0.88%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

WisdomTree Trust	15

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of

16	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 21.4%
AGL Energy Ltd.	9,585	$135,237
Amcor Ltd.	14,583	144,345
AMP Ltd.	21,180	48,886
Aristocrat Leisure Ltd.	2,282	46,958
Aurizon Holdings Ltd.	31,925	94,938
Australia & New Zealand Banking Group Ltd.	21,441	437,174
BHP Billiton Ltd.	42,757	1,071,343
Brambles Ltd.	15,293	120,611
Caltex Australia Ltd.	3,504	75,806
CIMIC Group Ltd.	3,291	122,299
Cochlear Ltd.	254	36,874
Commonwealth Bank of Australia	12,676	654,953
CSL Ltd.	2,040	296,847
Fortescue Metals Group Ltd.	96,407	273,441
Insurance Australia Group Ltd.	12,973	68,710
Macquarie Group Ltd.	2,189	199,629
Medibank Pvt Ltd.	10,988	23,136
National Australia Bank Ltd.	21,909	440,851
Newcrest Mining Ltd.	2,198	30,869
Qantas Airways Ltd.	10,988	46,907
QBE Insurance Group Ltd.	9,654	77,675
Ramsay Health Care Ltd.	1,449	57,590
REA Group Ltd.	1,116	69,387
Rio Tinto Ltd.	6,321	360,214
Sonic Healthcare Ltd.	5,195	93,633
South32 Ltd.	69,396	196,829
Suncorp Group Ltd.	8,506	88,994
Telstra Corp., Ltd.	345,629	797,755
Treasury Wine Estates Ltd.	4,917	62,224
Wesfarmers Ltd.	19,201	692,561
Westpac Banking Corp.	25,022	505,664
Woodside Petroleum Ltd.	12,005	335,114
Woolworths Group Ltd.	13,490	274,080

Total Australia		7,981,534
China – 26.9%
AAC Technologies Holdings, Inc.	3,900	40,521
Agricultural Bank of China Ltd. Class H	216,900	106,442
ANTA Sports Products Ltd.	15,000	71,982
Bank of China Ltd. Class H	588,055	261,528
Bank of Communications Co., Ltd. Class H	205,955	154,501
Beijing Enterprises Holdings Ltd.	9,900	55,542
Beijing Enterprises Water Group Ltd.*	40,500	21,583
China CITIC Bank Corp., Ltd. Class H	76,800	49,172
China Construction Bank Corp. Class H	870,400	760,845
China Gas Holdings Ltd.	7,700	21,796
China Life Insurance Co., Ltd. Class H	22,396	50,889
China Merchants Bank Co., Ltd. Class H	24,204	98,364
China Mobile Ltd.	300,134	2,959,186
China Overseas Land & Investment Ltd.	53,565	167,714
China Pacific Insurance Group Co., Ltd. Class H	17,000	65,611
China Petroleum & Chemical Corp. Class H	551,161	552,225
China Resources Beer Holdings Co., Ltd.	12,300	49,436
China Resources Land Ltd.	22,300	78,087
China Resources Pharmaceutical Group Ltd.(a)	40,000	63,490
China Resources Power Holdings Co., Ltd.	120,418	212,985
China Shenhua Energy Co., Ltd. Class H	37,036	84,628
China State Construction International Holdings Ltd.	31,700	33,503
China Telecom Corp., Ltd. Class H	119,038	59,177
CITIC Ltd.	338,400	504,255
CNOOC Ltd.	784,061	1,553,112
Country Garden Holdings Co., Ltd.	35,000	44,147
CSPC Pharmaceutical Group Ltd.	31,300	66,481
Dali Foods Group Co., Ltd.(a)	67,500	48,566
ENN Energy Holdings Ltd.	4,100	35,630
Fosun International Ltd.	43,500	76,717
Geely Automobile Holdings Ltd.	8,800	17,544
Guangdong Investment Ltd.	105,500	187,408
Hengan International Group Co., Ltd.	11,600	107,033
Industrial & Commercial Bank of China Ltd. Class H	548,270	400,785
PetroChina Co., Ltd. Class H	205,419	166,437
PICC Property & Casualty Co., Ltd. Class H	24,500	28,931
Ping An Insurance Group Co. of China Ltd. Class H	18,646	189,441
Shenzhou International Group Holdings Ltd.	9,000	115,477
Sun Art Retail Group Ltd.	118,425	154,068
Tencent Holdings Ltd.	4,600	189,999
Want Want China Holdings Ltd.	82,800	69,733
WH Group Ltd.(a)	95,000	66,895

Total China		10,041,866
Hong Kong – 8.4%
AIA Group Ltd.	27,725	247,668
Bank of East Asia Ltd. (The)	9,400	35,078
BOC Hong Kong Holdings Ltd.	54,389	258,568
Chow Tai Fook Jewellery Group Ltd.	25,000	25,719
CLP Holdings Ltd.	34,104	399,447
Galaxy Entertainment Group Ltd.	19,000	120,558
Hang Lung Properties Ltd.	35,000	68,435
Hang Seng Bank Ltd.	9,903	269,061
Henderson Land Development Co., Ltd.	18,523	93,149
Hong Kong & China Gas Co., Ltd.	121,345	240,987
Hong Kong Exchanges & Clearing Ltd.	4,900	140,270
MTR Corp., Ltd.	52,265	275,188
New World Development Co., Ltd.	68,857	93,981
Power Assets Holdings Ltd.	35,579	247,806
Sino Land Co., Ltd.	30,924	53,036
Sun Hung Kai Properties Ltd.	13,534	197,175
Swire Pacific Ltd. Class A	8,500	93,148
Swire Properties Ltd.	29,400	111,402
Techtronic Industries Co., Ltd.	10,000	63,899
Wharf Holdings Ltd. (The)	17,350	47,228
Wheelock & Co., Ltd.	7,000	42,001

Total Hong Kong		3,123,804
India – 5.5%
Ambuja Cements Ltd.	8,585	26,475
Asian Paints Ltd.	1,729	30,847

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2018

Investments	Shares	Value
Bharat Petroleum Corp., Ltd.	7,158	$36,945
Bharti Airtel Ltd.	5,621	26,252
Bharti Infratel Ltd.	10,633	38,570
Coal India Ltd.	37,514	137,786
HCL Technologies Ltd.	5,566	83,525
Hero MotoCorp Ltd.	937	37,915
Hindustan Petroleum Corp., Ltd.	11,222	38,926
Hindustan Unilever Ltd.	5,599	124,230
Indian Oil Corp., Ltd.	38,262	80,942
IndusInd Bank Ltd.	1,013	23,617
Infosys Ltd.	744	7,493
Infosys Ltd. ADR	43,040	437,717
ITC Ltd.	21,272	87,374
Larsen & Toubro Ltd. GDR Reg S	2,670	46,298
Maruti Suzuki India Ltd.	461	46,729
NTPC Ltd.	22,259	51,233
Oil & Natural Gas Corp., Ltd.	44,419	108,581
Power Grid Corp. of India Ltd.	14,133	36,731
Reliance Industries Ltd. GDR(a)	4,036	138,637
Tata Consultancy Services Ltd.	6,802	204,904
Tech Mahindra Ltd.	5,157	53,036
Vedanta Ltd. ADR	8,452	108,186
Wipro Ltd.	6,924	30,947
Yes Bank Ltd.	6,253	15,842

Total India		2,059,738
Indonesia – 1.3%
Astra International Tbk PT	198,861	98,086
Bank Central Asia Tbk PT	31,775	51,496
Bank Mandiri Persero Tbk PT	91,848	41,451
Bank Rakyat Indonesia Persero Tbk PT	312,300	66,017
Gudang Garam Tbk PT	9,300	46,214
Hanjaya Mandala Sampoerna Tbk PT	137,400	35,499
Telekomunikasi Indonesia Persero Tbk PT	651,600	159,167
Unilever Indonesia Tbk PT	35	110

Total Indonesia		498,040
Malaysia – 1.9%
Axiata Group Bhd	25,100	27,656
DiGi.Com Bhd	53,000	61,728
Genting Malaysia Bhd	25,440	30,674
Malayan Banking Bhd	52,194	123,470
MISC Bhd	35,600	52,129
Petronas Chemicals Group Bhd	51,908	117,400
Petronas Gas Bhd	12,400	56,629
Public Bank Bhd	15,390	92,968
Sime Darby Bhd	27,000	17,028
Tenaga Nasional Bhd	37,300	139,340

Total Malaysia		719,022
Philippines – 0.4%
PLDT, Inc.	1,915	47,849
SM Investments Corp.	3,184	53,273
Universal Robina Corp.	14,080	37,656

Total Philippines		138,778
Singapore – 5.3%
CapitaLand Ltd.	37,100	91,505
DBS Group Holdings Ltd.	13,217	252,374
Jardine Cycle & Carriage Ltd.	3,778	88,453
Keppel Corp., Ltd.	25,784	131,340
Oversea-Chinese Banking Corp., Ltd.	24,501	205,139
Singapore Airlines Ltd.	12,557	89,512
Singapore Technologies Engineering Ltd.	45,225	117,833
Singapore Telecommunications Ltd.	290,877	689,751
United Overseas Bank Ltd.	9,598	190,225
Wilmar International Ltd.	51,700	121,839

Total Singapore		1,977,971
South Korea – 9.4%
Hana Financial Group, Inc.	1,000	40,162
Hyundai Motor Co.	1,697	198,117
Kangwon Land, Inc.	2,085	53,946
KB Financial Group, Inc.	1,230	60,100
Kia Motors Corp.	3,678	116,383
Korea Electric Power Corp.	6,073	160,687
Korea Zinc Co., Ltd.	78	30,658
KT&G Corp.	1,643	154,043
LG Chem Ltd.	304	100,169
LG Corp.	1,146	75,005
LG Display Co., Ltd.	2,060	35,471
LG Household & Health Care Ltd.	51	58,667
NCSoft Corp.	80	31,913
POSCO	1,011	268,415
S-Oil Corp.	1,022	126,224
Samsung Electronics Co., Ltd.	32,372	1,355,582
Samsung Life Insurance Co., Ltd.	376	32,982
Shinhan Financial Group Co., Ltd.	2,301	93,347
SK Holdings Co., Ltd.	256	66,236
SK Hynix, Inc.	1,736	114,403
SK Innovation Co., Ltd.	879	170,372
SK Telecom Co., Ltd.	375	95,335
SK Telecom Co., Ltd. ADR	2,855	79,597

Total South Korea		3,517,814
Taiwan – 16.6%
ASE Technology Holding Co., Ltd.*	49,526	120,843
Catcher Technology Co., Ltd.	8,000	88,036
Cathay Financial Holding Co., Ltd.	69,614	119,698
Cheng Shin Rubber Industry Co., Ltd.	49,948	78,522
China Steel Corp.	160,078	133,691
Chunghwa Telecom Co., Ltd.	82,436	296,989
CTBC Financial Holding Co., Ltd.	117,389	88,427
Delta Electronics, Inc.	26,415	113,332
Far EasTone Telecommunications Co., Ltd.	38,000	90,604
First Financial Holding Co., Ltd.	82,595	56,266
Formosa Chemicals & Fibre Corp.	82,685	346,631
Formosa Petrochemical Corp.	44,511	215,754
Formosa Plastics Corp.	91,444	350,406
Fubon Financial Holding Co., Ltd.	55,803	94,671
Hon Hai Precision Industry Co., Ltd.	255,532	662,828

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2018

Investments	Shares	Value
Largan Precision Co., Ltd.	1,000	$119,052
MediaTek, Inc.	17,000	137,245
Mega Financial Holding Co., Ltd.	115,827	104,321
Nan Ya Plastics Corp.	129,537	359,766
Pegatron Corp.	48,000	96,054
President Chain Store Corp.	9,000	105,673
Quanta Computer, Inc.	62,000	108,027
Taiwan Mobile Co., Ltd.	38,100	136,637
Taiwan Semiconductor Manufacturing Co., Ltd.	225,241	1,936,454
Uni-President Enterprises Corp.	59,346	154,910
United Microelectronics Corp.	121,000	64,001

Total Taiwan		6,178,838
Thailand – 2.5%
Advanced Info Service PCL NVDR	24,400	151,651
Airports of Thailand PCL NVDR	25,640	51,930
Charoen Pokphand Foods PCL NVDR	58,300	45,519
CP ALL PCL	31,700	67,634
Kasikornbank PCL NVDR	5,600	37,403
PTT Exploration & Production PCL	18,513	88,730
PTT Global Chemical PCL	37,594	94,450
PTT PCL	109,800	184,188
PTT PCL NVDR	57,400	96,288
Siam Cement PCL (The) NVDR	4,871	67,176
Siam Commercial Bank PCL (The)	12,500	57,591

Total Thailand		942,560
TOTAL COMMON STOCKS (Cost: $33,997,024)		37,179,965
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global ex-U.S. Real Estate Fund(b)(c) (Cost: $45,472)	1,524	44,821
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $303,000)(e)	303,000	303,000
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $34,345,496)		37,527,786
Other Assets less Liabilities – (0.5)%		(184,508)

NET ASSETS – 100.0%		$37,343,278

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,821. The Fund also had securities on loan having a total market value of $252,220 that were sold and pending settlement. The total market value of the collateral held by the Fund was $303,000.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/2/2018	10,117	USD	14,000	AUD	$—	$(12)
Credit Suisse International	10/2/2018	627,138	USD	696,938,543	KRW	—	(1,159)
State Street Bank and Trust	10/1/2018	1,375	USD	100,000	INR	—	(5)
State Street Bank and Trust	10/3/2018	6,899	USD	54,000	HKD	—	(3)
						$—	$(1,179)

CURRENCY LEGEND

AUD – Australian dollar

HKD – Hong Kong dollar

INR – Indian rupee

KRW – South Korean won

USD – U.S. dollar

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
China – 99.8%
Air Freight & Logistics – 0.9%
ZTO Express Cayman, Inc. ADR	84,018	$1,392,178
Auto Components – 1.8%
China First Capital Group Ltd.*	662,000	355,241
Fuyao Glass Industry Group Co., Ltd. Class A	196,267	725,742
Fuyao Glass Industry Group Co., Ltd. Class H(a)	109,600	398,390
Minth Group Ltd.	150,000	619,027
Xinyi Glass Holdings Ltd.	658,000	831,454

Total Auto Components		2,929,854
Automobiles – 2.8%
BYD Co., Ltd. Class A	69,800	497,949
BYD Co., Ltd. Class H(b)	169,000	1,213,497
Geely Automobile Holdings Ltd.	1,200,000	2,391,782
Great Wall Motor Co., Ltd. Class H(b)	595,500	379,663

Total Automobiles		4,482,891
Banks – 4.1%
China Minsheng Banking Corp., Ltd. Class A	4,268,336	3,931,835
China Minsheng Banking Corp., Ltd. Class H	1,461,100	1,084,606
Ping An Bank Co., Ltd. Class A	973,100	1,562,310

Total Banks		6,578,751
Biotechnology – 0.5%
3SBio, Inc.(a)(b)	182,500	306,856
China Biologic Products Holdings, Inc.*	5,421	433,680

Total Biotechnology		740,536
Capital Markets – 0.6%
Anxin Trust Co., Ltd. Class A	329,980	248,350
East Money Information Co., Ltd. Class A	260,060	425,083
Pacific Securities Co., Ltd. (The) Class A	347,000	113,942
Sinolink Securities Co., Ltd. Class A	145,300	148,201

Total Capital Markets		935,576
Chemicals – 1.1%
Huabao International Holdings Ltd.	222,000	119,129
Kangde Xin Composite Material Group Co., Ltd. Class A†	375,400	814,848
Tianqi Lithium Corp. Class A	90,320	499,066
Zhejiang Longsheng Group Co., Ltd. Class A	281,600	399,328

Total Chemicals		1,832,371
Commercial Services & Supplies – 0.5%
Beijing Originwater Technology Co., Ltd. Class A	210,100	305,263
Country Garden Services Holdings Co., Ltd.*	267,889	455,221

Total Commercial Services & Supplies		760,484
Communications Equipment – 0.9%
BYD Electronic International Co., Ltd.(b)	94,000	138,355
Hengtong Optic-electric Co., Ltd. Class A	116,180	403,269
Shenzhen Sunway Communication Co., Ltd. Class A	61,600	238,520
ZTE Corp. Class A*	138,800	369,053
ZTE Corp. Class H*(b)	161,800	296,445

Total Communications Equipment		1,445,642
Construction & Engineering – 0.1%
Beijing Orient Landscape & Environment Co., Ltd. Class A	167,600	252,766
Diversified Consumer Services – 2.5%
New Oriental Education & Technology Group, Inc. ADR*	27,552	2,039,123
TAL Education Group ADR*	75,708	1,946,453

Total Diversified Consumer Services		3,985,576
Diversified Telecommunication Services – 0.1%
Dr Peng Telecom & Media Group Co., Ltd. Class A	113,092	172,367
Electrical Equipment – 1.2%
China High Speed Transmission Equipment Group Co., Ltd.(b)	123,000	141,437
Fangda Carbon New Material Co., Ltd. Class A	117,800	383,219
Jiangsu Zhongtian Technology Co., Ltd. Class A	254,582	317,738
Luxshare Precision Industry Co., Ltd. Class A	255,495	572,419
TBEA Co., Ltd. Class A	510,375	531,687

Total Electrical Equipment		1,946,500
Electronic Equipment, Instruments & Components – 2.2%
AAC Technologies Holdings, Inc.	112,000	1,163,387
Chaozhou Three-Circle Group Co., Ltd. Class A	104,438	315,472
GoerTek, Inc. Class A	200,516	241,810
Kingboard Laminates Holdings Ltd.	147,000	130,345
O-film Tech Co., Ltd. Class A	156,000	305,762
Sunny Optical Technology Group Co., Ltd.	101,200	1,167,573
Zhejiang Dahua Technology Co., Ltd. Class A	138,200	296,576

Total Electronic Equipment, Instruments & Components		3,620,925
Entertainment – 1.8%
Alibaba Pictures Group Ltd.*(b)	3,500,000	478,484
NetEase, Inc. ADR	10,948	2,498,881

Total Entertainment		2,977,365
Food & Staples Retailing – 0.7%
Sun Art Retail Group Ltd.	528,500	687,399
Yonghui Superstores Co., Ltd. Class A	350,746	415,334

Total Food & Staples Retailing		1,102,733
Food Products – 2.9%
Dali Foods Group Co., Ltd.(a)	501,000	360,381
Henan Shuanghui Investment & Development Co., Ltd. Class A	122,900	466,951
Tingyi Cayman Islands Holding Corp.	454,000	834,124
Uni-President China Holdings Ltd.	358,000	381,931
Want Want China Holdings Ltd.	1,511,000	1,272,230
WH Group Ltd.(a)	1,970,500	1,387,215

Total Food Products		4,702,832
Gas Utilities – 1.0%
ENN Energy Holdings Ltd.	178,000	1,546,481
Health Care Equipment & Supplies – 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	492,000	485,915

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2018

Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.6%
Huazhu Group Ltd. ADR	24,893	$804,044
MGM China Holdings Ltd.(b)	209,200	331,436
Yum China Holdings, Inc.	85,496	3,001,764

Total Hotels, Restaurants & Leisure		4,137,244
Household Durables – 2.0%
Midea Group Co., Ltd. Class A†	503,300	2,946,995
Skyworth Digital Holdings Ltd.	528,000	149,088
Suofeiya Home Collection Co., Ltd. Class A	51,000	161,908

Total Household Durables		3,257,991
Industrial Conglomerates – 0.6%
Fosun International Ltd.	601,500	1,060,548
Insurance – 13.1%
Ping An Insurance Group Co. of China Ltd. Class A	1,101,194	10,959,781
Ping An Insurance Group Co. of China Ltd. Class H	1,003,500	10,192,959

Total Insurance		21,152,740
Interactive Media & Services – 17.3%
58.com, Inc. ADR*	13,083	962,909
Autohome, Inc. ADR	7,923	613,319
Baidu, Inc. ADR*	40,920	9,357,585
Bitauto Holdings Ltd. ADR*(b)	4,769	109,687
Momo, Inc. ADR*	19,431	851,078
Sohu.com Ltd. ADR*(b)	4,528	90,017
Tencent Holdings Ltd.	360,900	14,903,010
Weibo Corp. ADR*(b)	7,568	553,448
YY, Inc. ADR*	5,952	445,924

Total Interactive Media & Services		27,886,977
Internet & Catalog Retail – 15.9%
Alibaba Group Holding Ltd. ADR*	102,485	16,885,429
Ctrip.com International Ltd. ADR*	92,235	3,428,375
JD.com, Inc. ADR*	178,729	4,663,040
Vipshop Holdings Ltd. ADR*	103,306	644,629

Total Internet & Catalog Retail		25,621,473
IT Services – 0.1%
Chinasoft International Ltd.*	358,000	238,764
Machinery – 2.4%
China Conch Venture Holdings Ltd.	466,863	1,628,426
Haitian International Holdings Ltd.	104,000	231,471
Han’s Laser Technology Industry Group Co., Ltd. Class A	111,800	688,252
Sany Heavy Industry Co., Ltd. Class A	533,700	688,585
Shenzhen Inovance Technology Co., Ltd. Class A	124,900	502,678
Zhengzhou Yutong Bus Co., Ltd. Class A	97,600	208,031

Total Machinery		3,947,443
Marine – 0.2%
SITC International Holdings Co., Ltd.	360,000	290,694
Media – 0.1%
China Media Group Class A	249,700	127,705
Metals & Mining – 0.5%
GEM Co., Ltd. Class A	459,712	350,665
Jiangxi Ganfeng Lithium Co., Ltd. Class A	93,750	442,556

Total Metals & Mining		793,221
Multiline Retail – 0.1%
Nanjing Xinjiekou Department Store Co., Ltd. Class A	77,000	129,217
Paper & Forest Products – 0.2%
Nine Dragons Paper Holdings Ltd.	327,000	353,455
Personal Products – 1.0%
Hengan International Group Co., Ltd.	176,500	1,628,162
Pharmaceuticals – 6.0%
China Medical System Holdings Ltd.	335,000	465,682
CSPC Pharmaceutical Group Ltd.	1,078,000	2,289,104
Jiangsu Hengrui Medicine Co., Ltd. Class A	211,126	1,947,883
Kangmei Pharmaceutical Co., Ltd. Class A	386,051	1,227,268
Luye Pharma Group Ltd.(a)(b)	380,607	341,373
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	144,100	660,558
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	65,000	256,203
Sihuan Pharmaceutical Holdings Group Ltd.	781,000	159,657
Sino Biopharmaceutical Ltd.	1,573,500	1,467,592
Tasly Pharmaceutical Group Co., Ltd. Class A	109,300	363,349
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	169,247	446,073

Total Pharmaceuticals		9,624,742
Professional Services – 0.2%
51job, Inc. ADR*	3,881	298,798
Real Estate Management & Development – 7.2%
Agile Group Holdings Ltd.	386,000	545,454
China Evergrande Group(b)	781,000	2,190,289
China Fortune Land Development Co., Ltd. Class A	143,800	529,227
CIFI Holdings Group Co., Ltd.	980,000	450,759
Country Garden Holdings Co., Ltd.	1,785,000	2,250,977
Guangzhou R&F Properties Co., Ltd. Class H	236,000	433,597
KWG Group Holdings Ltd.*	313,000	286,334
Logan Property Holdings Co., Ltd.(b)	322,000	363,684
Longfor Group Holdings Ltd.	387,500	1,000,090
Red Star Macalline Group Corp., Ltd. Class H(a)	228,000	218,771
Shimao Property Holdings Ltd.	276,500	689,590
SOHO China Ltd.	524,000	203,526
Sunac China Holdings Ltd.(b)	580,000	1,785,915
Zall Smart Commerce Group Ltd.(b)	808,000	608,054
Zhongtian Financial Group Co., Ltd. Class A†	73,650	63,231

Total Real Estate Management & Development		11,619,498
Semiconductors & Semiconductor Equipment – 0.6%
GCL-Poly Energy Holdings Ltd.*(b)	632,000	44,412
Hanergy Thin Film Power Group Ltd.*†(b)	502,000	0
LONGi Green Energy Technology Co., Ltd. Class A	132,171	272,692

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2018

Investments	Shares	Value
Sanan Optoelectronics Co., Ltd. Class A	196,840	$467,890
Xinyi Solar Holdings Ltd.(b)	416,000	128,093

Total Semiconductors & Semiconductor Equipment		913,087
Software – 0.7%
Hundsun Technologies, Inc. Class A	38,400	308,032
Iflytek Co., Ltd. Class A	129,600	537,976
Kingsoft Corp., Ltd.	177,000	337,410

Total Software		1,183,418
Specialty Retail – 0.8%
GOME Retail Holdings Ltd.*(b)	2,824,000	288,649
Suning.com Co., Ltd. Class A	357,100	699,403
Zhongsheng Group Holdings Ltd.	123,500	300,750

Total Specialty Retail		1,288,802
Technology Hardware, Storage & Peripherals – 0.1%
Meitu, Inc.*(a)	165,500	115,876
Textiles, Apparel & Luxury Goods – 2.1%
ANTA Sports Products Ltd.	220,000	1,055,476
Li Ning Co., Ltd.*	394,000	372,515
Shenzhou International Group Holdings Ltd.	159,000	2,039,607

Total Textiles, Apparel & Luxury Goods		3,467,598
TOTAL COMMON STOCKS (Cost: $181,376,446)		161,029,196
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $878,806)(d)	878,806	878,806
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $182,255,252)		161,908,002
Other Assets less Liabilities – (0.3)%		(470,262)

NET ASSETS – 100.0%		$161,437,740

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,825,074, which represents 2.37% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,936,732 and the total market value of the collateral held by the Fund was $7,569,214. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,690,408.

ADR – American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.5%
Brazil – 4.1%
AES Tiete Energia S.A.	12,172	$28,955
CCR S.A.	93,986	199,102
Cia Hering	14,573	64,845
Engie Brasil Energia S.A.	17,501	155,485
Estacio Participacoes S.A.	35,183	220,161
Grendene S.A.	47,419	79,911
Guararapes Confeccoes S.A.	1,552	40,417
M. Dias Branco S.A.	14,925	147,211
MRV Engenharia e Participacoes S.A.	57,140	175,846
Multiplus S.A.	7,565	46,164
Natura Cosmeticos S.A.	17,597	125,053
Ser Educacional S.A.(a)	4,601	19,056
Smiles Fidelidade S.A.	6,956	80,123
Wiz Solucoes e Corretagem de Seguros S.A.	6,552	12,797

Total Brazil		1,395,126
China – 23.6%
ANTA Sports Products Ltd.	23,289	111,759
BAIC Motor Corp., Ltd. Class H(a)	205,787	164,895
Beijing Capital International Airport Co., Ltd. Class H	50,000	60,768
Brilliance China Automotive Holdings Ltd.	78,000	126,197
BYD Co., Ltd. Class H(b)	30,052	215,839
China Cinda Asset Management Co., Ltd. Class H	1,224,000	309,719
China Conch Venture Holdings Ltd.	63,500	221,543
China Evergrande Group(b)	103,000	288,930
China Lesso Group Holdings Ltd.	46,473	26,370
China Lilang Ltd.	26,726	25,001
China Logistics Property Holdings Co., Ltd.*(a)	57,000	19,959
China Maple Leaf Educational Systems Ltd.	24,000	12,575
China Medical System Holdings Ltd.	24,000	33,370
China Overseas Land & Investment Ltd.	182,000	569,847
China Railway Signal & Communication Corp., Ltd. Class H(a)	146,000	103,367
China SCE Group Holdings Ltd.	91,000	35,121
China South City Holdings Ltd.	234,182	38,308
China Yongda Automobiles Services Holdings Ltd.(b)	29,251	26,279
CIFI Holdings Group Co., Ltd.	143,432	65,989
Cogobuy Group*(a)(b)	30,000	11,272
CT Environmental Group Ltd.(b)	100,000	11,630
Dali Foods Group Co., Ltd.(a)	53,500	38,493
Fuyao Glass Industry Group Co., Ltd. Class H(a)	73,200	266,143
Geely Automobile Holdings Ltd.	105,876	211,078
Golden Eagle Retail Group Ltd.	15,000	16,313
Great Wall Motor Co., Ltd. Class H(b)	491,000	313,115
Guangzhou Automobile Group Co., Ltd. Class H	390,000	432,121
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	30,000	106,966
Guangzhou R&F Properties Co., Ltd. Class H	144,000	264,632
Haier Electronics Group Co., Ltd.*	45,000	122,206
Haitian International Holdings Ltd.	13,000	28,941
Hisense Kelon Electrical Holdings Co., Ltd. Class H	68,000	61,614
Jiangsu Expressway Co., Ltd. Class H	108,000	138,573
Kingboard Laminates Holdings Ltd.	44,500	39,468
KWG Group Holdings Ltd.*	73,828	67,555
Livzon Pharmaceutical Group, Inc. Class H	4,691	16,126
Logan Property Holdings Co., Ltd.(b)	74,126	83,742
Longfor Group Holdings Ltd.	45,910	118,517
MGM China Holdings Ltd.(b)	20,460	32,423
Minth Group Ltd.	19,077	78,747
NetEase, Inc. ADR	1,262	288,051
PICC Property & Casualty Co., Ltd. Class H	549,000	648,284
Ping An Insurance Group Co. of China Ltd. Class H	82,129	834,420
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	76,000	75,078
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	22,787	89,839
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	124,000	34,863
Sihuan Pharmaceutical Holdings Group Ltd.	116,555	23,833
Sino-Ocean Group Holding Ltd.	141,000	62,167
Sinopec Engineering Group Co., Ltd. Class H	65,763	75,135
Skyworth Digital Holdings Ltd.	128,000	36,151
Tianneng Power International Ltd.	50,325	44,441
TravelSky Technology Ltd. Class H	41,000	106,628
Vipshop Holdings Ltd. ADR*	17,324	108,102
Xinhua Winshare Publishing and Media Co., Ltd. Class H	89,000	60,509
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	102,600	110,272
Xinyi Glass Holdings Ltd.	174,000	219,921
Xinyi Solar Holdings Ltd.(b)	154,000	47,431
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	5,600	23,295
Yirendai Ltd. ADR(b)	221	4,066
YY, Inc. ADR*	1,020	76,418
Zhongsheng Group Holdings Ltd.	29,000	70,639
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	17,500	10,489
Zhuzhou CRRC Times Electric Co., Ltd. Class H	21,800	124,533

Total China		8,090,076
Hong Kong – 0.1%
Pou Sheng International Holdings Ltd.	86,000	17,145
India – 5.6%
Apollo Tyres Ltd.	39,675	116,168
Avanti Feeds Ltd.	2,859	15,265
Bajaj Auto Ltd.	7,121	264,000
Bajaj Corp., Ltd.	4,327	24,605
Bajaj Holdings & Investment Ltd.	2,836	121,028
Balrampur Chini Mills Ltd.*	53,508	52,445
Britannia Industries Ltd.	1,231	98,893
Ceat Ltd.	1,726	27,169
DB Corp., Ltd.	8,980	26,417
Dhampur Sugar Mills Ltd.	8,400	12,700
Endurance Technologies Ltd.(a)	1,701	31,118
Eros International Media Ltd.*	8,733	8,698
Hero MotoCorp Ltd.	11,245	455,020

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2018

Investments	Shares	Value
InterGlobe Aviation Ltd.(a)	3,161	$36,023
Jagran Prakashan Ltd.	15,610	24,527
KPR Mill Ltd.	3,018	25,230
KRBL Ltd.	4,846	21,870
Kwality Ltd.	11,954	2,193
Minda Industries Ltd.	4,899	23,870
Sun TV Network Ltd.	6,511	55,171
Symphony Ltd.	1,125	15,216
TV Today Network Ltd.	2,785	15,662
Vardhman Textiles Ltd.	4,916	68,878
VIP Industries Ltd.	2,816	16,067
Zee Entertainment Enterprises Ltd.	60,473	365,891

Total India		1,924,124
Indonesia – 2.9%
Ace Hardware Indonesia Tbk PT	583,800	56,415
Gudang Garam Tbk PT	59,253	294,446
Japfa Comfeed Indonesia Tbk PT	498,000	68,510
Matahari Department Store Tbk PT	457,600	212,655
Media Nusantara Citra Tbk PT	766,400	41,402
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	634,500	54,289
Ramayana Lestari Sentosa Tbk PT	450,000	39,258
Sri Rejeki Isman Tbk PT	2,138,500	49,367
Surya Citra Media Tbk PT	666,000	83,800
Surya Semesta Internusa Tbk PT	840,800	27,422
Tiga Pilar Sejahtera Food Tbk*†	538,700	3,037
Waskita Karya Persero Tbk PT	562,300	64,148

Total Indonesia		994,749
Malaysia – 1.2%
Astro Malaysia Holdings Bhd	206,400	73,314
Berjaya Sports Toto Bhd	153,100	87,676
Bermaz Auto Bhd	71,449	36,428
Econpile Holdings Bhd	50,400	9,743
Heineken Malaysia Bhd	9,400	45,700
Matrix Concepts Holdings Bhd	68,300	34,492
Padini Holdings Bhd	42,800	60,810
SKP Resources Bhd	54,000	18,137
UOA Development Bhd	63,200	35,124

Total Malaysia		401,424
Mexico – 16.4%
America Movil S.A.B. de C.V. Series L	1,889,187	1,519,493
Coca-Cola Femsa S.A.B. de C.V. Series L	72,762	444,605
El Puerto de Liverpool S.A.B. de C.V. Class C1	73,201	549,773
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	23,571	168,218
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	161,802	288,140
Megacable Holdings S.A.B. de C.V. Series CPO	111,237	572,745
Qualitas Controladora S.A.B. de C.V.	18,838	50,250
Wal-Mart de Mexico S.A.B. de C.V.	665,840	2,030,716

Total Mexico		5,623,940
Philippines – 0.3%
Century Pacific Food, Inc.	149,800	39,370
DMCI Holdings, Inc.	343,366	72,321

Total Philippines		111,691
Poland – 0.3%
CCC S.A.	1,716	102,417
Russia – 2.6%
Magnit PJSC GDR Reg S	31,326	444,986
Mobile TeleSystems PJSC ADR	52,783	450,239

Total Russia		895,225
South Africa – 12.8%
AVI Ltd.	35,493	266,588
City Lodge Hotels Ltd.	4,250	41,956
Dis-Chem Pharmacies Ltd.(a)(b)	13,893	31,259
Famous Brands Ltd.*	6,277	43,864
Foschini Group Ltd. (The)	36,449	446,545
Hyprop Investments Ltd.	31,848	207,725
Massmart Holdings Ltd.	12,380	90,405
Metair Investments Ltd.	32,073	33,883
Mr. Price Group Ltd.	28,552	460,544
Oceana Group Ltd.	7,547	43,982
Pick n Pay Stores Ltd.	35,543	172,751
Raubex Group Ltd.	17,969	28,126
Rhodes Food Group Pty Ltd.(b)	19,354	22,156
RMB Holdings Ltd.	91,138	509,748
Shoprite Holdings Ltd.	46,054	623,708
Truworths International Ltd.	85,250	503,021
Tsogo Sun Holdings Ltd.	126,184	181,903
Woolworths Holdings Ltd.	197,405	691,903

Total South Africa		4,400,067
South Korea – 15.8%
BGF Co., Ltd.	1,991	16,872
BGF Retail Co., Ltd.	920	170,440
Cell Biotech Co., Ltd.	361	11,846
Com2uS Corp.	1,058	139,827
DB HiTek Co., Ltd.	6,848	97,542
Dongwon Development Co., Ltd.	11,243	41,759
Easy Bio, Inc.	7,552	52,627
Grand Korea Leisure Co., Ltd.	4,488	100,947
GS Retail Co., Ltd.	6,178	214,427
Hanssem Co., Ltd.	824	56,902
Hanyang Eng Co., Ltd.	2,132	30,848
IS Dongseo Co., Ltd.	3,673	127,649
It’s Hanbul Co., Ltd.	1,398	53,374
Jusung Engineering Co., Ltd.	3,293	23,779
Korea Asset In Trust Co., Ltd.	8,346	41,984
Korea Autoglass Corp.	1,642	20,058
Korea Real Estate Investment & Trust Co., Ltd.	34,769	87,451
KT Skylife Co., Ltd.	4,513	56,959
KT&G Corp.	23,545	2,207,510
LG Display Co., Ltd.	61,264	1,054,895
Mando Corp.	5,436	169,071
Modetour Network, Inc.	1,801	40,834
Muhak Co., Ltd.	5,128	70,962
Nasmedia Co., Ltd.	340	12,398
Nexen Corp.	10,188	57,771
NS Shopping Co., Ltd.	2,954	34,353
Sangsangin Co., Ltd.*	8,626	161,361

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2018

Investments	Shares	Value
Sunjin Co., Ltd.*	3,694	$42,127
Systems Technology, Inc.	1,352	14,992
TES Co., Ltd.	1,555	23,131
Toptec Co., Ltd.*	3,357	40,705
UniTest, Inc.	2,459	34,471
WiSoL Co., Ltd.	2,573	44,768
Wonik QnC Corp.*	3,683	56,776
Wonik Tera Semicon Co., Ltd.	1,679	25,732

Total South Korea		5,437,148
Taiwan – 9.9%
AU Optronics Corp.(b)	3,311,000	1,398,877
Charoen Pokphand Enterprise	34,000	57,348
Chong Hong Construction Co., Ltd.	38,000	96,702
Elite Material Co., Ltd.	25,000	70,415
Formosa International Hotels Corp.	7,000	31,065
Grape King Bio Ltd.	12,000	84,302
Huaku Development Co., Ltd.	44,000	96,551
Kung Long Batteries Industrial Co., Ltd.	8,000	37,599
Largan Precision Co., Ltd.	4,000	476,206
Merry Electronics Co., Ltd.	13,000	58,969
momo.com, Inc.	5,488	31,904
Nanya Technology Corp.	115,000	218,829
Ruentex Development Co., Ltd.	172,800	202,325
Ruentex Industries Ltd.	207,000	411,519
Taiwan Sakura Corp.	28,000	34,756
Thinking Electronic Industrial Co., Ltd.	10,000	26,987
Yulon Nissan Motor Co., Ltd.	7,000	54,793

Total Taiwan		3,389,147
Thailand – 1.1%
Beauty Community PCL NVDR	95,300	35,657
Carabao Group PCL NVDR(b)	10,500	17,533
GFPT PCL NVDR	105,334	48,205
Jasmine International PCL NVDR	153,235	26,297
Major Cineplex Group PCL NVDR	50,156	38,152
Malee Group PCL NVDR	12,508	5,840
MC Group PCL NVDR	62,300	24,658
Somboon Advance Technology PCL NVDR	45,300	30,816
SPCG PCL NVDR	41,696	27,333
Supalai PCL NVDR	80,664	60,610
Thai Vegetable Oil PCL NVDR	81,200	72,814

Total Thailand		387,915
Turkey – 2.8%
Aksa Akrilik Kimya Sanayii AS	15,987	26,666
BIM Birlesik Magazalar AS	18,107	245,203
Dogus Otomotiv Servis ve Ticaret AS	14,280	12,836
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	441,295	131,493
Enka Insaat ve Sanayi AS	158,461	137,430
Is Gayrimenkul Yatirim Ortakligi AS	232,693	35,249
Migros Ticaret AS*	27,327	73,602
Torunlar Gayrimenkul Yatirim Ortakligi AS	55,707	16,414
Turkiye Halk Bankasi AS	192,084	213,913
Yapi ve Kredi Bankasi AS*(b)	255,791	80,051

Total Turkey		972,857
TOTAL COMMON STOCKS (Cost: $39,783,357)		34,143,051
WARRANTS – 0.0%
Malaysia – 0.0%
Econpile Holdings Bhd, expiring 1/2/23*	10,400	377
South Africa – 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19*(b)	182	46
TOTAL WARRANTS (Cost: $0)		423
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $410,120)(d)	410,120	410,120
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $40,193,477)		34,553,594
Other Assets less Liabilities – (0.7)%		(240,412)

NET ASSETS – 100.0%		$34,313,182
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,037, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,633,396 and the total market value of the collateral held by the Fund was $1,819,002. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,408,882.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/2/2018	6,391	USD	50,000	HKD	$1	$—

CURRENCY LEGEND

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 3.5%
Ambev S.A.	184,411	$846,890
B2W Cia Digital*	7,208	49,996
B3 S.A. – Brasil Bolsa Balcao	100,937	591,435
Banco Bradesco S.A.	32,609	210,260
Banco Santander Brasil S.A.	24,102	215,518
BR Malls Participacoes S.A.*	76,338	183,889
Cia Siderurgica Nacional S.A.*	41,997	98,221
Cielo S.A.	38,205	117,192
Cosan S.A.	8,782	71,271
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	14,633	39,353
Embraer S.A.	33,575	166,717
Engie Brasil Energia S.A.	1,875	16,658
Equatorial Energia S.A.	5,924	85,236
Estacio Participacoes S.A.	12,138	75,955
Fleury S.A.	9,019	48,104
Hypera S.A.	20,153	143,923
Itau Unibanco Holding S.A.	17,866	168,659
Itausa – Investimentos Itau S.A.	51,674	135,863
JBS S.A.	48,958	114,992
Klabin S.A.	39,476	196,611
Localiza Rent a Car S.A.	27,190	154,893
Lojas Renner S.A.	36,421	282,719
M. Dias Branco S.A.	6,064	59,812
MRV Engenharia e Participacoes S.A.	18,782	57,801
Multiplan Empreendimentos Imobiliarios S.A.	31,465	147,415
Natura Cosmeticos S.A.	11,013	78,263
Odontoprev S.A.	16,246	52,112
Raia Drogasil S.A.	11,834	214,630
Smiles Fidelidade S.A.	2,648	30,501
Sul America S.A.	12,571	81,844
TIM Participacoes S.A.	34,337	100,856
TOTVS S.A.	10,680	67,125
Transmissora Alianca de Energia Eletrica S.A.	21,101	105,675
Ultrapar Participacoes S.A.	17,627	164,770
WEG S.A.	44,754	221,330

Total Brazil		5,396,489
Chile – 1.3%
Aguas Andinas S.A. Class A	73,672	40,664
Banco de Chile	1,430,992	217,317
Banco de Credito e Inversiones S.A.	2,451	165,320
Banco Santander Chile	2,852,960	227,640
Cencosud S.A.	58,573	138,867
Cia Cervecerias Unidas S.A.	9,971	138,602
Colbun S.A.	163,910	35,287
Empresa Nacional de Telecomunicaciones S.A.	11,842	100,395
Empresas CMPC S.A.	40,428	162,717
Empresas COPEC S.A.	14,259	219,678
Enel Americas S.A.	987,933	151,755
Latam Airlines Group S.A.	12,851	121,884
Parque Arauco S.A.	13,581	35,105
S.A.C.I. Falabella	36,600	297,084

Total Chile		2,052,315
China – 31.0%
3SBio, Inc.(a)(b)	53,000	$89,136
58.com, Inc. ADR*	4,105	302,128
AAC Technologies Holdings, Inc.	32,500	337,672
Agile Group Holdings Ltd.	80,000	113,075
Alibaba Group Holding Ltd. ADR*	56,337	9,282,084
Alibaba Pictures Group Ltd.*(a)	1,230,000	168,194
ANTA Sports Products Ltd.	48,000	230,342
Anxin Trust Co., Ltd. Class A	66,640	50,169
Autohome, Inc. ADR	2,326	180,056
Baidu, Inc. ADR*	12,140	2,776,175
Beijing Orient Landscape & Environment Co., Ltd. Class A	36,800	55,516
Beijing Originwater Technology Co., Ltd. Class A	32,400	47,089
BYD Co., Ltd. Class A	21,300	151,997
BYD Co., Ltd. Class H(a)	30,000	215,466
BYD Electronic International Co., Ltd.(a)	55,500	81,708
Chaozhou Three-Circle Group Co., Ltd. Class A	32,600	98,502
China Biologic Products Holdings, Inc.*	975	78,000
China Conch Venture Holdings Ltd.	58,900	205,494
China Evergrande Group(a)	178,000	499,316
China First Capital Group Ltd.*	152,000	81,586
China Fortune Land Development Co., Ltd. Class A	22,564	83,066
China High Speed Transmission Equipment Group Co., Ltd.(a)	31,000	35,655
China Media Group Class A	15,100	7,725
China Medical System Holdings Ltd.	64,000	88,988
China Minsheng Banking Corp., Ltd. Class A	914,493	842,642
CIFI Holdings Group Co., Ltd.	196,000	90,174
Country Garden Holdings Co., Ltd.	402,000	507,066
Country Garden Services Holdings Co., Ltd.*	43,241	73,497
CSPC Pharmaceutical Group Ltd.	214,000	454,534
Ctrip.com International Ltd. ADR*	19,872	738,642
Dali Foods Group Co., Ltd.(b)	107,500	77,346
Dr Peng Telecom & Media Group Co., Ltd. Class A	37,896	57,775
East Money Information Co., Ltd. Class A	57,860	94,603
ENN Energy Holdings Ltd.	38,200	331,966
Fangda Carbon New Material Co., Ltd. Class A	21,700	70,613
Fosun International Ltd.	108,500	191,351
Fuyao Glass Industry Group Co., Ltd. Class A	38,600	142,774
Fuyao Glass Industry Group Co., Ltd. Class H(b)	19,600	71,262
GCL-Poly Energy Holdings Ltd.*	726,000	51,029
Geely Automobile Holdings Ltd.	237,000	472,492
GEM Co., Ltd. Class A	86,300	65,848
GoerTek, Inc. Class A	80,800	97,468
Great Wall Motor Co., Ltd. Class H(a)	157,000	100,120
Guangzhou R&F Properties Co., Ltd. Class H	79,200	145,548
Haitian International Holdings Ltd.	46,000	102,406
Han’s Laser Technology Industry Group Co., Ltd. Class A	21,700	133,626
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Henan Shuanghui Investment & Development Co., Ltd. Class A	21,500	81,712
Hengan International Group Co., Ltd.	31,000	286,036

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2018

Investments	Shares	Value
Hengtong Optic-electric Co., Ltd. Class A	30,760	$106,801
Huazhu Group Ltd. ADR	5,404	174,549
Hundsun Technologies, Inc. Class A	16,100	129,187
Iflytek Co., Ltd. Class A	36,350	150,934
JD.com, Inc. ADR*	35,609	929,039
Jiangsu Hengrui Medicine Co., Ltd. Class A	34,136	315,036
Jiangsu Zhongtian Technology Co., Ltd. Class A	76,000	94,881
Jiangxi Ganfeng Lithium Co., Ltd. Class A	19,750	93,259
Kangde Xin Composite Material Group Co., Ltd. Class A†	13,600	29,529
Kangmei Pharmaceutical Co., Ltd. Class A	59,200	188,253
Kingsoft Corp., Ltd.	41,000	78,176
KWG Group Holdings Ltd.*	80,500	73,660
Li Ning Co., Ltd.*	64,000	60,525
Logan Property Holdings Co., Ltd.	62,000	70,043
Longfor Group Holdings Ltd.	103,000	265,895
LONGi Green Energy Technology Co., Ltd. Class A	28,193	58,184
Luxshare Precision Industry Co., Ltd. Class A	27,830	62,369
Luye Pharma Group Ltd.(b)	108,000	96,891
Meitu, Inc.*(b)	99,000	69,333
MGM China Holdings Ltd.(a)	56,000	88,742
Midea Group Co., Ltd. Class A†	75,600	442,793
Momo, Inc. ADR*	5,895	258,201
Nanjing Xinjiekou Department Store Co., Ltd. Class A	22,500	37,769
NetEase, Inc. ADR	3,286	750,030
New Oriental Education & Technology Group, Inc. ADR*	6,171	456,716
Nine Dragons Paper Holdings Ltd.	106,000	114,603
O-film Tech Co., Ltd. Class A	48,400	94,892
Ping An Bank Co., Ltd. Class A	165,800	266,269
Ping An Insurance Group Co. of China Ltd. Class A	206,200	2,052,830
Ping An Insurance Group Co. of China Ltd. Class H	290,000	2,946,364
Red Star Macalline Group Corp., Ltd. Class H(b)	72,600	69,678
Sanan Optoelectronics Co., Ltd. Class A	31,200	74,184
Sany Heavy Industry Co., Ltd. Class A	81,100	104,666
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	21,600	99,044
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	26,749	105,459
Shenzhen Inovance Technology Co., Ltd. Class A	15,200	61,192
Shenzhen Sunway Communication Co., Ltd. Class A	15,100	58,485
Shenzhou International Group Holdings Ltd.	38,000	487,572
Shimao Property Holdings Ltd.	58,000	144,687
Sino Biopharmaceutical Ltd.	319,000	297,601
Skyworth Digital Holdings Ltd.	134,000	37,846
SOHO China Ltd.	144,500	56,139
Sun Art Retail Group Ltd.	74,000	96,272
Sunac China Holdings Ltd.	130,000	400,389
Suning.com Co., Ltd. Class A	75,700	148,306
Sunny Optical Technology Group Co., Ltd.	28,900	333,508
TAL Education Group ADR*	13,758	353,718
Tasly Pharmaceutical Group Co., Ltd. Class A	20,909	69,529
TBEA Co., Ltd. Class A	128,951	134,375
Tencent Holdings Ltd.	243,200	10,045,143
Tianqi Lithium Corp. Class A	15,465	85,477
Tingyi Cayman Islands Holding Corp.	108,000	198,474
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	36,730	96,835
Uni-President China Holdings Ltd.	55,000	58,691
Vipshop Holdings Ltd. ADR*	16,676	104,058
Want Want China Holdings Ltd.	268,000	225,705
Weibo Corp. ADR*(a)	2,436	178,145
WH Group Ltd.(b)	372,500	262,301
Xinyi Glass Holdings Ltd.	184,000	232,560
Xinyi Solar Holdings Ltd.	118,000	36,343
Yonghui Superstores Co., Ltd. Class A	58,600	69,411
Yum China Holdings, Inc.	17,818	625,590
YY, Inc. ADR*	1,954	146,394
Zall Smart Commerce Group Ltd.(a)	181,000	136,243
Zhejiang Dahua Technology Co., Ltd. Class A	37,700	80,927
Zhejiang Longsheng Group Co., Ltd. Class A	43,000	60,995
Zhengzhou Yutong Bus Co., Ltd. Class A	27,400	58,419
Zhongtian Financial Group Co., Ltd. Class A†	14,250	12,238
ZTE Corp. Class A*	66,400	176,601
ZTO Express Cayman, Inc. ADR	13,458	222,999

Total China		47,341,621
Czech Republic – 0.2%
Komercni Banka AS	4,969	203,938
Moneta Money Bank AS(b)	9,243	34,021

Total Czech Republic		237,959
Hungary – 0.4%
OTP Bank Nyrt	17,343	642,721
India – 9.7%
ACC Ltd.	5,753	123,199
Ashok Leyland Ltd.	56,944	93,558
Asian Paints Ltd.	13,715	244,690
Bajaj Finserv Ltd.	1,450	120,141
Balkrishna Industries Ltd.	3,154	44,317
Bharat Forge Ltd.	8,943	74,157
Bharti Airtel Ltd.	46,934	219,196
Bharti Infratel Ltd.	27,504	99,768
Britannia Industries Ltd.	384	30,849
Crompton Greaves Consumer Electricals Ltd.	21,251	65,638
Cummins India Ltd.	9,289	86,252
Dabur India Ltd.	32,176	189,487
DLF Ltd.	25,137	56,367
Dr. Reddy’s Laboratories Ltd.	5,153	179,893
Eicher Motors Ltd.	642	214,195
Federal Bank Ltd.	103,243	100,694
Glenmark Pharmaceuticals Ltd.	14,467	126,160
Godrej Consumer Products Ltd.	17,247	182,879
Havells India Ltd.	16,732	137,221
HCL Technologies Ltd.	19,294	289,530
Hero MotoCorp Ltd.	5,141	208,026
Hindalco Industries Ltd.	36,306	115,018
Hindustan Unilever Ltd.	30,461	675,865

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2018

Investments	Shares	Value
ICICI Bank Ltd. ADR	61,055	$518,357
IDFC Bank Ltd.	173,736	87,000
IndusInd Bank Ltd.	16,840	392,612
Infosys Ltd. ADR	120,274	1,223,187
ITC Ltd.	132,846	545,660
JSW Steel Ltd.	41,792	220,029
Kotak Mahindra Bank Ltd.	39,054	615,037
Larsen & Toubro Ltd.	15,939	279,708
Larsen & Toubro Ltd. GDR Reg S	5,311	92,093
Mahindra & Mahindra Ltd.	33,003	391,970
Marico Ltd.	26,590	122,166
Maruti Suzuki India Ltd.	5,311	538,350
Max Financial Services Ltd.*	7,790	43,877
MRF Ltd.	53	46,499
Natco Pharma Ltd.	5,966	61,849
Nestle India Ltd.	1,080	144,511
Oracle Financial Services Software Ltd.	2,106	113,782
Page Industries Ltd.	297	134,734
Pidilite Industries Ltd.	633	9,133
Piramal Enterprises Ltd.	4,051	128,496
Reliance Industries Ltd. GDR(b)	75,494	2,593,219
Sun Pharmaceutical Industries Ltd.	43,507	374,062
Sun TV Network Ltd.	4,728	40,063
Tata Consultancy Services Ltd.	32,383	975,510
Tata Motors Ltd. ADR*	10,121	155,459
Tata Power Co., Ltd. (The)	89,546	81,344
Tech Mahindra Ltd.	15,017	154,437
TVS Motor Co., Ltd.	10,343	79,909
United Spirits Ltd.*	13,122	93,098
UPL Ltd.	17,559	160,911
Vakrangee Ltd.	24,000	9,386
Vedanta Ltd.	66,910	214,418
Wipro Ltd.	41,160	183,968
Yes Bank Ltd.	70,890	179,596
Zee Entertainment Enterprises Ltd.	30,603	185,163

Total India		14,866,693
Indonesia – 2.2%
Adaro Energy Tbk PT	1,106,000	136,195
Astra International Tbk PT	1,092,000	538,617
Bank Central Asia Tbk PT	739,600	1,198,627
Bumi Serpong Damai Tbk PT*	1,650,000	127,890
Charoen Pokphand Indonesia Tbk PT	491,600	167,424
Hanjaya Mandala Sampoerna Tbk PT	719,200	185,815
Indofood CBP Sukses Makmur Tbk PT	334,800	198,276
Matahari Department Store Tbk PT	179,300	83,324
Mayora Indah Tbk PT	292,000	53,299
Surya Citra Media Tbk PT	488,900	61,516
Unilever Indonesia Tbk PT	99,000	312,417
United Tractors Tbk PT	118,700	262,866

Total Indonesia		3,326,266
Malaysia – 2.6%
AirAsia Group Bhd	156,700	119,650
British American Tobacco Malaysia Bhd	14,900	114,203
Dialog Group Bhd	544,500	459,177
Genting Malaysia Bhd	302,700	364,981
HAP Seng Consolidated Bhd	36,400	87,075
Hartalega Holdings Bhd	117,300	187,635
Hong Leong Bank Bhd	34,608	172,099
IOI Corp. Bhd	264,600	290,270
Maxis Bhd	151,200	213,364
Press Metal Aluminium Holdings Bhd	183,600	215,609
Public Bank Bhd	205,800	1,243,204
Westports Holdings Bhd	199,600	183,274
YTL Corp. Bhd	494,958	149,498
YTL Power International Bhd	503,830	131,482

Total Malaysia		3,931,521
Mexico – 3.5%
Alfa S.A.B. de C.V. Class A	180,271	232,626
Alsea S.A.B. de C.V.	41,687	141,942
America Movil S.A.B. de C.V. Series L	752,821	605,502
Arca Continental S.A.B. de C.V.	11,031	71,309
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	99,282	154,716
Cemex S.A.B. de C.V. Series CPO*	614,477	431,794
Concentradora Fibra Danhos S.A. de C.V.	26,298	42,641
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*(a)	79,380	59,686
El Puerto de Liverpool S.A.B. de C.V. Class C1	22,190	166,657
Fomento Economico Mexicano S.A.B. de C.V.	54,237	537,113
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	17,744	194,129
Grupo Bimbo S.A.B. de C.V. Series A	116,060	247,708
Grupo Carso S.A.B. de C.V. Series A1	32,143	106,695
Grupo Financiero Banorte S.A.B. de C.V. Class O	103,508	748,941
Grupo Financiero Inbursa S.A.B. de C.V. Class O	56,941	89,404
Grupo Lala S.A.B. de C.V.(a)	60,609	69,363
Grupo Mexico S.A.B. de C.V. Series B	101,917	294,045
Infraestructura Energetica Nova S.A.B. de C.V.	25,083	124,736
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	62,408	111,137
Megacable Holdings S.A.B. de C.V. Series CPO	21,721	111,839
Mexichem S.A.B. de C.V.	46,110	158,704
Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,880	41,310
Wal-Mart de Mexico S.A.B. de C.V.	170,797	520,906

Total Mexico		5,262,903
Philippines – 1.3%
Aboitiz Power Corp.	226,000	139,917
Alliance Global Group, Inc.*	322,600	74,515
Ayala Corp.	11,845	203,445
Bank of the Philippine Islands	46,330	71,429
BDO Unibank, Inc.	77,483	171,802
DMCI Holdings, Inc.	557,300	117,381
Globe Telecom, Inc.	3,015	122,765
GT Capital Holdings, Inc.	5,452	82,744
International Container Terminal Services, Inc.	48,050	83,685
Jollibee Foods Corp.	20,550	97,748

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2018

Investments	Shares	Value
Manila Electric Co.	1,490	$9,376
Megaworld Corp.	1,028,000	83,716
Metropolitan Bank & Trust Co.	35,549	44,083
PLDT, Inc.	3,240	80,955
Security Bank Corp.	17,280	49,253
SM Investments Corp.	19,845	332,035
Universal Robina Corp.	55,360	148,057

Total Philippines		1,912,906
Poland – 1.4%
Alior Bank S.A.*	13,246	226,391
Bank Millennium S.A.*	85,971	215,738
Bank Polska Kasa Opieki S.A.	15,712	452,677
CCC S.A.	3,209	191,525
CD Projekt S.A.*	6,819	346,491
Cyfrowy Polsat S.A.*	20,385	122,992
LPP S.A.	148	346,301
Santander Bank Polska S.A.	2,827	288,061

Total Poland		2,190,176
Russia – 4.5%
Lenta Ltd. GDR Reg S*	33,512	118,632
Lukoil PJSC ADR	36,900	2,830,230
Mail.ru Group Ltd. GDR Reg S*	8,833	238,668
MMC Norilsk Nickel PJSC ADR	40,665	703,505
Mobile TeleSystems PJSC ADR	39,606	337,839
Novatek PJSC GDR Reg S	7,610	1,400,240
Novolipetsk Steel PJSC GDR Reg S	7,365	198,487
PhosAgro PJSC GDR Reg S	13,445	182,583
Severstal PJSC GDR Reg S	18,425	306,776
Yandex N.V. Class A*	16,090	529,200

Total Russia		6,846,160
South Africa – 6.4%
Absa Group Ltd.	13,652	146,522
Anglo American Platinum Ltd.	2,313	75,513
AngloGold Ashanti Ltd.	25,406	219,747
Aspen Pharmacare Holdings Ltd.	12,742	152,512
AVI Ltd.	10,065	75,598
Barloworld Ltd.	10,356	90,137
Bid Corp., Ltd.	11,708	244,001
Bidvest Group Ltd. (The)	14,461	189,049
Capitec Bank Holdings Ltd.	3,077	222,707
Clicks Group Ltd.	7,321	90,535
Discovery Ltd.	17,612	211,574
Exxaro Resources Ltd.	7,689	78,981
FirstRand Ltd.	125,527	602,033
Foschini Group Ltd. (The)	10,610	129,985
Gold Fields Ltd.	41,490	99,773
Hyprop Investments Ltd.	12,140	79,182
Imperial Holdings Ltd.	7,049	87,171
Life Healthcare Group Holdings Ltd.	86,133	149,487
Mondi Ltd.	4,878	133,918
Mr. Price Group Ltd.	9,108	146,912
MTN Group Ltd.	58,600	362,667
Naspers Ltd. Class N	16,094	3,470,584
Nedbank Group Ltd.	7,593	141,990
Netcare Ltd.	69,299	118,557
Northam Platinum Ltd.*	32,027	90,845
Pick n Pay Stores Ltd.	17,272	83,948
PSG Group Ltd.	3,018	48,838
Rand Merchant Investment Holdings Ltd.	32,121	87,638
Remgro Ltd.	19,194	267,539
RMB Holdings Ltd.	30,759	172,040
Sanlam Ltd.	54,682	305,690
Shoprite Holdings Ltd.	16,408	222,213
Sibanye Gold Ltd.*	136,168	82,463
SPAR Group Ltd. (The)	10,725	139,549
Standard Bank Group Ltd.	43,841	542,155
Tiger Brands Ltd.	4,861	91,035
Truworths International Ltd.	16,747	98,816
Vodacom Group Ltd.	13,231	117,741
Woolworths Holdings Ltd.	46,926	164,475

Total South Africa		9,834,120
South Korea – 16.1%
Amorepacific Corp.	1,233	290,118
Amorepacific Group	1,242	104,466
BGF Co., Ltd.	3,307	28,024
BNK Financial Group, Inc.	10,890	84,430
Celltrion, Inc.*	3,617	968,446
Cheil Worldwide, Inc.	4,913	95,890
CJ CheilJedang Corp.	433	130,183
CJ Logistics Corp.*	600	85,463
Coway Co., Ltd.	2,158	168,866
Daelim Industrial Co., Ltd.	1,726	128,526
DB Insurance Co., Ltd.	1,457	95,623
DGB Financial Group, Inc.	7,755	70,961
Doosan Corp.	485	59,682
Doosan Heavy Industries & Construction Co., Ltd.*	4,431	59,519
E-Mart, Inc.	824	154,140
GS Engineering & Construction Corp.	1,552	73,175
GS Holdings Corp.	2,160	107,294
Hana Financial Group, Inc.	10,576	424,756
Hankook Tire Co., Ltd.	3,403	153,699
Hanmi Pharm Co., Ltd.	218	98,265
Hanmi Science Co., Ltd.	1,352	107,014
Hanon Systems	3,079	35,113
Hanssem Co., Ltd.	389	26,863
Hanwha Aerospace Co., Ltd.*	2,836	64,940
Hanwha Chemical Corp.	7,128	124,021
Hanwha Corp.	2,160	63,870
HDC Holdings Co., Ltd.	1,363	28,139
HDC Hyundai Development Co-Engineering & Construction*	1,280	58,735
Hotel Shilla Co., Ltd.	1,457	142,515
Hyosung Advanced Materials Corp.*	85	10,843
Hyosung Chemical Corp.*	58	8,000
Hyosung Corp.	686	29,685
Hyosung Heavy Industries Corp.*	618	33,094

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2018

Investments	Shares	Value
Hyosung TNC Co., Ltd.*	76	$12,744
Hyundai Department Store Co., Ltd.	741	66,401
Hyundai Engineering & Construction Co., Ltd.	3,511	213,651
Hyundai Glovis Co., Ltd.	1,071	125,517
Hyundai Marine & Fire Insurance Co., Ltd.	3,024	114,363
Hyundai Merchant Marine Co., Ltd.*	15,981	70,883
Hyundai Motor Co.	5,128	598,671
Hyundai Steel Co.	2,778	141,498
Hyundai Wia Corp.	1,785	68,149
Kakao Corp.	1,777	190,636
KB Financial Group, Inc.	15,493	757,017
Korea Investment Holdings Co., Ltd.	2,158	148,049
Korea Zinc Co., Ltd.	486	191,026
KT&G Corp.	4,211	394,811
Kumho Petrochemical Co., Ltd.	1,078	95,725
LG Chem Ltd.	1,567	516,330
LG Corp.	4,157	272,074
LG Display Co., Ltd.	8,425	145,069
LG Electronics, Inc.	3,736	239,131
LG Household & Health Care Ltd.	378	434,824
LG Innotek Co., Ltd.	326	38,353
LG Uplus Corp.	8,025	132,394
Lotte Chemical Corp.	594	148,868
Lotte Confectionery Co., Ltd.	161	26,198
Lotte Corp.*	2,351	121,021
Lotte Shopping Co., Ltd.	529	99,910
LS Corp.	1,456	89,913
Mando Corp.	1,335	41,521
Medy-Tox, Inc.	216	120,536
NAVER Corp.	923	595,779
NCSoft Corp.	702	280,041
NH Investment & Securities Co., Ltd.	7,991	103,017
NongShim Co., Ltd.	214	46,977
OCI Co., Ltd.	867	85,977
Ottogi Corp.	132	88,893
POSCO	2,970	788,519
S-1 Corp.	1,297	106,870
Samsung Biologics Co., Ltd.*(b)	606	291,732
Samsung C&T Corp.	3,237	377,905
Samsung Electro-Mechanics Co., Ltd.	2,159	270,544
Samsung Electronics Co., Ltd.	171,977	7,201,561
Samsung Fire & Marine Insurance Co., Ltd.	1,187	303,906
Samsung Life Insurance Co., Ltd.	3,076	269,817
Samsung SDS Co., Ltd.	1,404	292,381
Samsung Securities Co., Ltd.	2,322	68,346
Shinhan Financial Group Co., Ltd.	18,816	763,327
SillaJen, Inc.*	2,336	215,647
SK Holdings Co., Ltd.	1,296	335,318
SK Hynix, Inc.	19,632	1,293,756
SK Innovation Co., Ltd.	2,439	472,738
SK Telecom Co., Ltd.	1,242	315,749
ViroMed Co., Ltd.*	470	102,029
Yuhan Corp.	379	82,856

Total South Korea		24,483,326
Taiwan – 12.4%
Accton Technology Corp.	7,000	19,487
Acer, Inc.*	153,000	126,527
Advantech Co., Ltd.	3,000	22,353
Airtac International Group	6,000	58,756
ASE Technology Holding Co., Ltd.*	98,062	239,270
Asia Cement Corp.	106,000	144,074
Asustek Computer, Inc.	34,000	293,977
AU Optronics Corp.	324,000	136,888
Catcher Technology Co., Ltd.	15,000	165,067
Cathay Financial Holding Co., Ltd.	322,000	553,663
Chailease Holding Co., Ltd.	77,880	272,923
Chang Hwa Commercial Bank Ltd.	389,857	241,322
Cheng Shin Rubber Industry Co., Ltd.	104,000	163,495
Chicony Electronics Co., Ltd.	52,240	105,736
China Development Financial Holding Corp.	648,000	241,941
China Life Insurance Co., Ltd.	171,569	172,507
Chroma ATE, Inc.	6,000	28,788
Compal Electronics, Inc.	215,000	133,438
CTBC Financial Holding Co., Ltd.	595,672	448,710
E.Sun Financial Holding Co., Ltd.	463,496	342,313
Epistar Corp.	37,000	42,050
Far Eastern New Century Corp.	214,080	250,308
Far EasTone Telecommunications Co., Ltd.	55,000	131,137
Feng TAY Enterprise Co., Ltd.	3,000	18,472
Formosa Chemicals & Fibre Corp.	162,000	679,134
Formosa Petrochemical Corp.	90,000	436,249
Formosa Plastics Corp.	163,000	624,603
Foxconn Technology Co., Ltd.	54,020	131,808
Fubon Financial Holding Co., Ltd.	322,000	546,281
General Interface Solution Holding Ltd.	4,000	16,900
Giant Manufacturing Co., Ltd.	6,000	25,743
Hiwin Technologies Corp.	7,064	58,417
Hon Hai Precision Industry Co., Ltd.	487,085	1,263,457
HTC Corp.*	40,000	53,188
Innolux Corp.	325,000	112,829
Inventec Corp.	162,000	145,377
King Yuan Electronics Co., Ltd.	66,000	44,097
Largan Precision Co., Ltd.	3,000	357,155
Lite-On Technology Corp.	107,015	134,588
Macronix International	53,742	44,795
MediaTek, Inc.	52,000	419,808
Merida Industry Co., Ltd.	1,000	4,683
Merry Electronics Co., Ltd.	4,000	18,144
Nan Ya Plastics Corp.	216,000	599,902
Nien Made Enterprise Co., Ltd.	3,000	23,483
Novatek Microelectronics Corp.	36,000	178,037
Pegatron Corp.	99,000	198,110
Pou Chen Corp.	109,000	115,130
Powertech Technology, Inc.	52,000	141,866
President Chain Store Corp.	23,000	270,052
Quanta Computer, Inc.	100,000	174,238
Shin Kong Financial Holding Co., Ltd.	493,454	193,128
SinoPac Financial Holdings Co., Ltd.	441,452	161,209

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2018

Investments	Shares	Value
Standard Foods Corp.	1,280	$2,130
Synnex Technology International Corp.	55,000	70,162
Taishin Financial Holding Co., Ltd.	535,771	258,822
Taiwan Cement Corp.	117,600	158,300
Taiwan Mobile Co., Ltd.	54,000	193,659
Taiwan Paiho Ltd.	36,000	71,451
Taiwan Semiconductor Manufacturing Co., Ltd.	634,000	5,450,660
Uni-President Enterprises Corp.	161,160	420,674
United Microelectronics Corp.	486,000	257,063
Winbond Electronics Corp.	56,000	26,594
Wistron Corp.	57,078	37,201
WPG Holdings Ltd.†	108,000	134,058
Yageo Corp.	7,396	111,183
Yuanta Financial Holding Co., Ltd.	377,236	198,916

Total Taiwan		18,916,486
Thailand – 2.7%
Advanced Info Service PCL NVDR	70,200	436,308
Bangkok Bank PCL NVDR	2,600	16,883
Bangkok Dusit Medical Services PCL NVDR	280,800	221,410
Bank of Ayudhya PCL NVDR	145,600	180,087
Banpu PCL NVDR	220,900	130,463
Berli Jucker PCL NVDR	96,800	178,095
BTS Group Holdings PCL NVDR	421,300	121,153
Bumrungrad Hospital PCL NVDR	27,000	155,287
Central Pattana PCL NVDR	85,400	219,177
Charoen Pokphand Foods PCL NVDR	232,100	181,216
CP ALL PCL NVDR	275,400	587,588
Delta Electronics Thailand PCL NVDR	20,700	44,645
Energy Absolute PCL NVDR	126,800	189,181
Glow Energy PCL NVDR	48,300	131,429
Home Product Center PCL NVDR	269,900	131,862
Indorama Ventures PCL NVDR	145,900	266,175
Kasikornbank PCL NVDR	86,200	575,733
Land & Houses PCL NVDR	286,000	101,701
Thai Union Group PCL NVDR	129,600	71,733
True Corp. PCL NVDR	731,700	136,883

Total Thailand		4,077,009
Turkey – 0.6%
Akbank T.A.S.	51,704	59,559
Anadolu Efes Biracilik ve Malt Sanayii AS	33,991	119,277
BIM Birlesik Magazalar AS	9,900	134,064
Haci Omer Sabanci Holding AS	58,212	73,936
Tofas Turk Otomobil Fabrikasi AS	37,025	131,772
Tupras Turkiye Petrol Rafinerileri AS	8,029	179,364
Turkcell Iletisim Hizmetleri AS	16,727	32,133
Turkiye Garanti Bankasi AS	60,649	77,839
Turkiye Is Bankasi AS Group C	165,611	121,852

Total Turkey		929,796
TOTAL COMMON STOCKS (Cost: $165,894,644)		152,248,467
WARRANTS – 0.0%
Thailand – 0.0%
BTS Group Holdings PCL, expiring 8/1/19* (Cost: $0)	41,611	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $156,899)(d)	156,899	156,899
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $166,051,543)		152,405,366
Other Assets less Liabilities – 0.1%		113,836

NET ASSETS – 100.0%		$152,519,202

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $618,618, which represents 0.41% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $864,624 and the total market value of the collateral held by the Fund was $927,100. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $770,201.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/1/2018	33,261	USD	199,618	TRY	$32	$—
UBS AG	10/2/2018	37,711	USD	294,672	HKD	53	—
						$85	$—

CURRENCY LEGEND

HKD – Hong Kong dollar

TRY – Turkish New lira

USD – U.S. dollar

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.6%
Brazil – 2.5%
AES Tiete Energia S.A.	494,274	$1,175,797
Banco Santander Brasil S.A.	519,672	4,646,865
BB Seguridade Participacoes S.A.	838,706	5,061,365
Cia Hering	348,857	1,552,300
Cia Paranaense de Energia	184,960	931,388
Cosan S.A.	239,056	1,940,080
EcoRodovias Infraestrutura e Logistica S.A.	195,119	349,827
Engie Brasil Energia S.A.	649,495	5,770,325
Estacio Participacoes S.A.	579,554	3,626,612
Ez Tec Empreendimentos e Participacoes S.A.	204,967	862,252
Fleury S.A.	272,704	1,454,494
Grendene S.A.	652,195	1,099,090
Itau Unibanco Holding S.A.	293,816	2,773,688
Magnesita Refratarios S.A.*	103,678	1,843,257
MRV Engenharia e Participacoes S.A.	444,069	1,366,606
Multiplus S.A.	126,129	769,682
Porto Seguro S.A.	102,450	1,521,018
Qualicorp Consultoria e Corretora de Seguros S.A.	377,197	1,556,562
SLC Agricola S.A.	144,702	2,209,907
Smiles Fidelidade S.A.	117,170	1,349,631
Transmissora Alianca de Energia Eletrica S.A.	1,046,394	5,240,420
Tupy S.A.	263,079	1,335,306
Wiz Solucoes e Corretagem de Seguros S.A.	88,429	172,715

Total Brazil		48,609,187
Chile – 1.0%
AES Gener S.A.	6,878,485	1,981,058
Aguas Andinas S.A. Class A	5,255,023	2,900,540
Banco Santander Chile	43,771,916	3,492,596
Empresas Lipigas S.A.	256,771	2,215,020
Enel Chile S.A.	48,642,253	4,884,874
Grupo Security S.A.	1,773,164	828,247
Inversiones Aguas Metropolitanas S.A.	1,061,247	1,574,349
Inversiones La Construccion S.A.	66,518	1,157,913

Total Chile		19,034,597
China – 21.6%
Agile Group Holdings Ltd.	900,000	1,272,093
Agricultural Bank of China Ltd. Class H	25,643,000	12,584,074
Anhui Expressway Co., Ltd. Class H	310,000	188,181
BAIC Motor Corp., Ltd. Class H(a)	1,358,500	1,088,550
Bank of China Ltd. Class H	66,288,084	29,480,573
Bank of Chongqing Co., Ltd. Class H(b)	948,000	569,413
Bank of Communications Co., Ltd. Class H	21,055,287	15,795,031
Beijing Capital Land Ltd. Class H	726,000	266,281
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,302,000	262,899
Central China Securities Co., Ltd. Class H(b)	1,253,000	315,456
China Cinda Asset Management Co., Ltd. Class H	4,679,000	1,183,967
China CITIC Bank Corp., Ltd. Class H	10,448,000	6,689,476
China Construction Bank Corp. Class H	66,017,054	57,707,657
China Lilang Ltd.	1,249,000	1,168,408
China Mobile Ltd.	6,576,000	64,836,407
China Petroleum & Chemical Corp. Class H	45,002,000	45,088,842
China Pioneer Pharma Holdings Ltd.	545,918	122,092
China Power International Development Ltd.(b)	8,739,000	1,943,266
China Resources Cement Holdings Ltd.	2,074,000	2,414,617
China Resources Power Holdings Co., Ltd.	3,380,000	5,978,249
China Sanjiang Fine Chemicals Co., Ltd.	891,000	237,983
China SCE Group Holdings Ltd.	1,258,000	485,522
China Shineway Pharmaceutical Group Ltd.	395,000	540,135
China Suntien Green Energy Corp., Ltd. Class H	983,000	273,862
China Vanke Co., Ltd. Class H	908,900	3,008,410
China Zhongwang Holdings Ltd.(b)	1,801,600	881,817
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,949,991	1,066,590
CIFI Holdings Group Co., Ltd.	2,372,000	1,091,285
CITIC Telecom International Holdings Ltd.	1,942,000	662,646
CNOOC Ltd.	22,435,600	44,441,693
COSCO Shipping Energy Transportation Co., Ltd. Class H(b)	1,778,000	883,899
CPMC Holdings Ltd.(b)	821,000	310,568
Dali Foods Group Co., Ltd.(a)	3,138,200	2,257,929
Dongfeng Motor Group Co., Ltd. Class H	3,210,000	3,306,445
E-Commodities Holdings Ltd.	4,200,000	268,374
Fantasia Holdings Group Co., Ltd.(b)	1,074,000	131,764
Great Wall Motor Co., Ltd. Class H(b)	3,247,500	2,070,956
Greatview Aseptic Packaging Co., Ltd.	1,508,000	961,663
Guangdong Investment Ltd.	3,825,100	6,794,833
Guangzhou R&F Properties Co., Ltd. Class H	1,242,400	2,283,187
Hisense Kelon Electrical Holdings Co., Ltd. Class H(b)	349,000	316,223
Huabao International Holdings Ltd.	827,000	443,891
Huadian Power International Corp., Ltd. Class H	2,872,000	1,123,122
Huaneng Power International, Inc. Class H	9,042,000	5,951,041
Industrial & Commercial Bank of China Ltd. Class H	62,180,823	45,454,166
Jiangnan Group Ltd.*(b)	7,814,000	419,415
Jiangsu Expressway Co., Ltd. Class H	1,400,527	1,796,993
Kingboard Laminates Holdings Ltd.	981,500	870,504
KWG Group Holdings Ltd.*	1,963,500	1,796,657
Lenovo Group Ltd.	12,614,000	9,220,831
Logan Property Holdings Co., Ltd.(b)	1,154,000	1,303,705
Powerlong Real Estate Holdings Ltd.	1,757,000	745,471
Red Star Macalline Group Corp., Ltd. Class H(a)	927,000	889,694
Shandong Chenming Paper Holdings Ltd. Class H(b)	412,500	250,930
Shanghai Industrial Holdings Ltd.	445,000	986,121
Shenzhen Expressway Co., Ltd. Class H	876,000	879,929
Shenzhen Investment Ltd.	2,914,000	931,002
Shimao Property Holdings Ltd.	1,042,000	2,599,374
Sichuan Expressway Co., Ltd. Class H	582,000	179,995

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2018

Investments	Shares	Value
Sino-Ocean Group Holding Ltd.	3,278,500	$1,445,491
Sinopec Shanghai Petrochemical Co., Ltd. Class H	6,138,000	3,749,523
SITC International Holdings Co., Ltd.	1,518,000	1,226,055
Times China Holdings Ltd.	595,000	635,689
Weichai Power Co., Ltd. Class H	1,891,000	2,344,145
Xingda International Holdings Ltd.	1,315,000	381,481
Xinhua Winshare Publishing and Media Co., Ltd. Class H(b)	2,000,000	1,359,762
Xinyi Glass Holdings Ltd.	4,282,000	5,412,079
Xinyi Solar Holdings Ltd.(b)	6,636,000	2,043,829
XTEP International Holdings Ltd.	1,742,400	1,008,712
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	174,400	725,469
Yuexiu Property Co., Ltd.	3,508,000	627,637
Yuexiu Transport Infrastructure Ltd.(b)	1,530,000	1,214,239
Yuzhou Properties Co., Ltd.	2,301,000	935,115
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(b)	1,335,400	517,101

Total China		420,700,484
Czech Republic – 1.1%
CEZ AS	466,603	11,929,548
Komercni Banka AS	66,466	2,727,901
Moneta Money Bank AS(a)	954,116	3,511,833
O2 Czech Republic AS	207,578	2,422,098

Total Czech Republic		20,591,380
Hong Kong – 0.1%
CP Pokphand Co., Ltd.	14,264,000	1,276,029
Ju Teng International Holdings Ltd.	1,238,000	311,679
Stella International Holdings Ltd.	737,000	658,364
Wasion Holdings Ltd.	386,000	195,346

Total Hong Kong		2,441,418
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	859,433	1,234,499
India – 2.3%
Banco Products India Ltd.	19,146	50,856
Bharti Infratel Ltd.	1,102,795	4,000,275
Chennai Petroleum Corp., Ltd.	14,219	54,609
Coal India Ltd.	3,658,468	13,437,262
Greaves Cotton Ltd.	453,499	827,672
Hindustan Petroleum Corp., Ltd.	1,041,489	3,612,669
Indian Oil Corp., Ltd.	3,694,880	7,816,386
Mangalore Refinery & Petrochemicals Ltd.	115,254	114,157
National Aluminium Co., Ltd.	557,939	466,424
NHPC Ltd.	6,150,234	1,917,441
NLC India Ltd.	127,589	117,662
Oil India Ltd.	310,956	941,790
SJVN Ltd.	954,221	360,680
Sonata Software Ltd.	216,143	1,101,885
Vedanta Ltd.	3,216,346	10,307,038

Total India		45,126,806
Indonesia – 1.1%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,725,100	507,463
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,485,400	282,892
Gudang Garam Tbk PT	798,700	3,968,979
Indo Tambangraya Megah Tbk PT	1,222,300	2,120,354
Indocement Tunggal Prakarsa Tbk PT	3,726,500	4,626,397
Japfa Comfeed Indonesia Tbk PT	6,071,100	835,201
Matahari Department Store Tbk PT	5,171,000	2,403,058
Perusahaan Gas Negara Persero Tbk	42,203,800	6,372,415
Puradelta Lestari Tbk PT	19,545,400	171,825
Ramayana Lestari Sentosa Tbk PT	2,820,200	246,033

Total Indonesia		21,534,617
Malaysia – 2.6%
AirAsia Group Bhd	5,052,700	3,858,048
Alliance Bank Malaysia Bhd	1,522,200	1,537,464
AMMB Holdings Bhd	1,378,700	1,375,868
Ann Joo Resources Bhd	242,100	103,544
Astro Malaysia Holdings Bhd	4,323,500	1,535,712
Berjaya Sports Toto Bhd	1,058,172	605,985
Bermaz Auto Bhd	1,578,100	804,589
British American Tobacco Malaysia Bhd	261,697	2,005,806
DiGi.Com Bhd	4,261,347	4,963,077
Gas Malaysia Bhd	43,300	30,237
HAP Seng Consolidated Bhd	647,900	1,549,888
Heineken Malaysia Bhd	430,900	2,094,891
HeveaBoard Bhd	302,800	64,752
Lingkaran Trans Kota Holdings Bhd	679,900	749,147
Magnum Bhd	863,000	400,377
Mah Sing Group Bhd	1,226,600	302,315
Malakoff Corp. Bhd	4,055,757	857,506
Malayan Banking Bhd	7,062,865	16,707,853
MISC Bhd	2,821,600	4,131,665
Petronas Gas Bhd	442,900	2,022,668
SP Setia Bhd Group	1,645,493	1,073,537
Tune Protect Group Bhd	877,800	162,261
UOA Development Bhd	743,259	413,071
YTL Corp. Bhd	7,987,678	2,412,613
YTL Power International Bhd	6,426,196	1,677,006

Total Malaysia		51,439,880
Mexico – 2.7%
Alpek S.A.B. de C.V.*	1,348,144	2,200,375
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	3,207,200	4,997,944
Bolsa Mexicana de Valores S.A.B. de C.V.	340,137	695,945
Concentradora Fibra Danhos S.A. de C.V.	1,633,445	2,648,558
Corp. Inmobiliaria Vesta S.A.B. de C.V.	270,597	417,489
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	570,612	4,072,258
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	690,998	7,559,895

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2018

Investments	Shares	Value
Grupo Financiero Banorte S.A.B. de C.V. Class O	3,146,853	$22,769,320
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	1,765,405	3,143,869
Macquarie Mexico Real Estate Management S.A. de C.V.*	1,669,182	1,997,743
Nemak S.A.B. de C.V.(a)	1,629,306	1,223,335
Prologis Property Mexico S.A. de C.V.	596,253	1,205,308
Rassini S.A.B. de C.V.	66,746	255,430

Total Mexico		53,187,469
Philippines – 0.5%
Globe Telecom, Inc.	54,820	2,232,167
Manila Electric Co.	588,510	3,703,376
PLDT, Inc.	173,359	4,331,569

Total Philippines		10,267,112
Poland – 0.6%
Asseco Poland S.A.	118,494	1,532,086
Bank Handlowy w Warszawie S.A.	93,633	1,961,007
Bank Polska Kasa Opieki S.A.	247,733	7,137,420

Total Poland		10,630,513
Russia – 15.9%
Gazprom PJSC ADR	18,393,485	91,967,425
Lukoil PJSC ADR	1,240,517	95,147,654
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	145,835	1,507,934
MMC Norilsk Nickel PJSC ADR	1,865,351	32,270,572
Mobile TeleSystems PJSC ADR	1,880,807	16,043,284
Novolipetsk Steel PJSC GDR Reg S	306,999	8,273,623
PhosAgro PJSC GDR Reg S	115,485	1,568,286
RusHydro PJSC ADR	2,236,422	2,001,598
Severstal PJSC GDR Reg S	855,181	14,238,764
Sistema PJSFC GDR Reg S	569,423	1,496,444
Tatneft PJSC ADR	563,578	43,113,717
TMK PAO PJSC GDR Reg S	236,440	978,861

Total Russia		308,608,162
Singapore – 0.1%
IGG, Inc.	1,374,000	1,712,035
South Africa – 10.5%
Absa Group Ltd.	706,098	7,578,282
Aeci Ltd.	197,135	1,458,949
African Rainbow Minerals Ltd.	132,297	1,202,160
Alexander Forbes Group Holdings Ltd.	1,547,963	541,466
Assore Ltd.	73,701	1,795,854
AVI Ltd.	549,695	4,128,758
Coronation Fund Managers Ltd.	425,041	1,618,617
Exxaro Resources Ltd.(b)	376,334	3,865,659
FirstRand Ltd.	4,115,833	19,739,711
Foschini Group Ltd. (The)	424,490	5,200,518
Hyprop Investments Ltd.	350,064	2,283,255
Imperial Holdings Ltd.	224,464	2,775,811
Investec Ltd.	219,999	1,547,319
JSE Ltd.	64,882	729,869
Kumba Iron Ore Ltd.(b)	137,217	3,112,175
Lewis Group Ltd.	340,511	772,639
Liberty Holdings Ltd.	242,764	1,934,735
Life Healthcare Group Holdings Ltd.	2,230,694	3,871,449
Metair Investments Ltd.	113,268	119,661
Mr. Price Group Ltd.	386,152	6,228,641
MTN Group Ltd.	3,984,682	24,660,609
Nedbank Group Ltd.	317,696	5,940,952
Netcare Ltd.	2,239,728	3,831,733
Peregrine Holdings Ltd.	299,750	460,706
Raubex Group Ltd.	282,823	442,684
Resilient REIT Ltd.	318,351	1,307,711
Reunert Ltd.	556,177	2,986,977
RMB Holdings Ltd.	987,212	5,521,620
Sanlam Ltd.	1,444,684	8,076,244
Santam Ltd.	41,569	966,431
Sasol Ltd.	795,276	30,770,248
SPAR Group Ltd. (The)	241,940	3,148,020
Standard Bank Group Ltd.	1,507,160	18,638,142
Telkom S.A. SOC Ltd.	1,006,233	3,673,315
Truworths International Ltd.	1,027,830	6,064,751
Tsogo Sun Holdings Ltd.	1,133,347	1,633,798
Vodacom Group Ltd.	939,925	8,364,261
Woolworths Holdings Ltd.	2,055,899	7,205,907

Total South Africa		204,199,637
South Korea – 2.9%
Coway Co., Ltd.	107,851	8,439,456
Daishin Securities Co., Ltd.	31,236	351,995
Doosan Corp.(b)	18,832	2,317,393
Grand Korea Leisure Co., Ltd.	50,747	1,141,436
Hansol Paper Co., Ltd.	13,147	239,413
Hite Jinro Co., Ltd.	27,504	417,798
Hyundai Motor Securities Co., Ltd.	32,499	285,657
Korea Electric Power Corp.	540,984	14,314,068
Kyungdong Pharm Co., Ltd.	17,580	209,201
Meritz Securities Co., Ltd.	332,097	1,243,960
S-Oil Corp.	94,029	11,613,228
SK Telecom Co., Ltd.	60,481	15,375,832
Ssangyong Cement Industrial Co., Ltd.(b)	148,031	860,762

Total South Korea		56,810,199
Taiwan – 27.1%
AcBel Polytech, Inc.(b)	480,000	320,702
Alpha Networks, Inc.	266,000	141,133
Arcadyan Technology Corp.	593,000	1,054,593
ASE Technology Holding Co., Ltd.*	4,397,671	10,730,242
Asia Cement Corp.(b)	2,996,158	4,072,333
Asustek Computer, Inc.(b)	1,592,000	13,765,041
Aten International Co., Ltd.	95,000	254,512
AU Optronics Corp.(b)	14,088,000	5,952,091
Aurora Corp.	250,000	775,391
Capital Securities Corp.	2,894,500	976,430
Cathay Financial Holding Co., Ltd.	7,064,000	12,146,202
Cathay Real Estate Development Co., Ltd.	620,000	373,629

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2018

Investments	Shares	Value
Charoen Pokphand Enterprise	226,000	$381,194
Chaun-Choung Technology Corp.	227,000	634,913
Cheng Shin Rubber Industry Co., Ltd.(b)	3,375,000	5,305,735
Cheng Uei Precision Industry Co., Ltd.	175,000	148,446
Chicony Electronics Co., Ltd.	1,191,386	2,411,412
Chicony Power Technology Co., Ltd.(b)	371,045	511,003
Chin-Poon Industrial Co., Ltd.	433,000	533,929
China Bills Finance Corp.	2,896,000	1,327,875
China Development Financial Holding Corp.	17,157,000	6,405,849
China General Plastics Corp.(b)	737,300	615,765
China Metal Products Co., Ltd.	400,000	404,808
China Steel Chemical Corp.(b)	135,000	643,320
Chong Hong Construction Co., Ltd.	424,000	1,078,990
Chung-Hsin Electric & Machinery Manufacturing Corp.	270,000	183,932
Chunghwa Telecom Co., Ltd.(b)	6,666,000	24,015,328
Cleanaway Co., Ltd.	334,000	1,908,853
Compal Electronics, Inc.(b)	7,315,000	4,539,981
CTBC Financial Holding Co., Ltd.	17,229,000	12,978,319
CTCI Corp.	986,000	1,585,583
CyberPower Systems, Inc.	16,000	45,276
CyberTAN Technology, Inc.	307,000	154,340
Darfon Electronics Corp.(b)	445,000	651,475
Depo Auto Parts Ind Co., Ltd.	77,000	186,366
DFI, Inc.	82,000	189,605
Elite Advanced Laser Corp.	159,500	353,655
Elite Material Co., Ltd.(b)	286,000	805,555
Eternal Materials Co., Ltd.	1,326,012	1,150,864
Everlight Electronics Co., Ltd.(b)	914,000	933,967
Far Eastern Department Stores Ltd.	1,406,000	787,430
Far Eastern International Bank	1,018,127	360,127
Far Eastern New Century Corp.	4,057,402	4,744,023
Far EasTone Telecommunications Co., Ltd.(b)	2,375,000	5,662,726
Farglory Land Development Co., Ltd.	1,422,000	1,494,979
Feng Hsin Steel Co., Ltd.	905,000	1,796,188
Feng TAY Enterprise Co., Ltd.(b)	538,000	3,312,613
First Financial Holding Co., Ltd.	12,009,585	8,181,291
Flytech Technology Co., Ltd.	75,000	184,718
Formosa Chemicals & Fibre Corp.	8,653,000	36,274,981
Formosa International Hotels Corp.	40,000	177,513
Formosa Laboratories, Inc.	116,370	184,847
Formosa Petrochemical Corp.(b)	3,459,000	16,766,515
Formosa Plastics Corp.	8,529,000	32,682,442
Formosan Union Chemical	299,000	174,310
Foxconn Technology Co., Ltd.	1,371,000	3,345,217
Fubon Financial Holding Co., Ltd.	6,204,000	10,525,242
Gemtek Technology Corp.(b)	832,000	634,906
Getac Technology Corp.(b)	1,069,000	1,398,701
Gigabyte Technology Co., Ltd.(b)	1,282,000	2,023,791
Grand Pacific Petrochemical(b)	1,579,000	1,572,122
Great Wall Enterprise Co., Ltd.(b)	1,108,150	1,370,080
Greatek Electronics, Inc.	1,115,000	1,840,500
Hannstar Board Corp.	225,000	192,701
HannStar Display Corp.(b)	4,159,000	1,025,686
Highwealth Construction Corp.	2,037,000	3,228,992
Holtek Semiconductor, Inc.	354,000	918,246
Holy Stone Enterprise Co., Ltd.(b)	205,000	919,824
Hon Hai Precision Industry Co., Ltd.(b)	23,719,000	61,525,065
Hsin Kuang Steel Co., Ltd.	350,000	516,982
Hua Nan Financial Holdings Co., Ltd.	7,072,545	4,285,268
Huaku Development Co., Ltd.	480,000	1,053,287
Huang Hsiang Construction Corp.	1,056,000	926,892
Hung Sheng Construction Ltd.	326,800	324,306
IEI Integration Corp.	351,900	440,264
Inventec Corp.	6,471,000	5,807,009
ITEQ Corp.	335,000	647,332
Kenda Rubber Industrial Co., Ltd.	724,543	723,760
Kindom Construction Corp.	244,000	173,812
King Yuan Electronics Co., Ltd.(b)	1,580,000	1,055,645
King’s Town Bank	1,292,000	1,299,067
Kinik Co.	82,000	178,057
Kinsus Interconnect Technology Corp.(b)	435,000	740,838
Kung Long Batteries Industrial Co., Ltd.	42,000	197,393
LCY Chemical Corp.	1,706,000	2,899,859
Lien Hwa Industrial Corp.	1,615,993	1,868,292
Lion Travel Service Co., Ltd.	168,000	493,001
Lite-On Technology Corp.(b)	5,069,651	6,375,875
Long Chen Paper Co., Ltd.(b)	799,772	553,997
Lumax International Corp., Ltd.	22,000	50,581
Makalot Industrial Co., Ltd.	294,000	1,458,782
Marketech International Corp.	225,000	425,933
Mega Financial Holding Co., Ltd.	13,499,302	12,158,347
Merry Electronics Co., Ltd.(b)	265,000	1,202,060
Micro-Star International Co., Ltd.(b)	1,408,000	3,804,408
Mirle Automation Corp.	366,000	504,055
Nan Kang Rubber Tire Co., Ltd.	221,000	186,742
Nan Ya Plastics Corp.	12,053,000	33,475,073
Nantex Industry Co., Ltd.	222,600	213,975
Novatek Microelectronics Corp.	1,205,000	5,959,290
OptoTech Corp.	973,746	727,128
Pegatron Corp.(b)	4,596,000	9,197,118
Posiflex Technology, Inc.	23,000	82,861
Pou Chen Corp.	3,235,000	3,416,918
Powertech Technology, Inc.	908,000	2,477,202
Primax Electronics Ltd.	421,000	673,561
Prince Housing & Development Corp.	521,000	185,992
Qisda Corp.(b)	3,731,000	2,437,803
Quang Viet Enterprise Co., Ltd.	107,000	481,856
Quanta Computer, Inc.(b)	5,128,990	8,936,635
Radiant Opto-Electronics Corp.(b)	975,170	2,203,738
Realtek Semiconductor Corp.	579,000	2,578,980
Rechi Precision Co., Ltd.	1,115,000	960,420
Run Long Construction Co., Ltd.	1,183,000	2,344,070
Sanyang Motor Co., Ltd.	746,000	500,868
Sercomm Corp.	425,000	695,968
Sheng Yu Steel Co., Ltd.	980,000	677,234
Shiny Chemical Industrial Co., Ltd.	193,000	600,498
Sigurd Microelectronics Corp.	614,000	679,697

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2018

Investments	Shares	Value
Sinbon Electronics Co., Ltd.	164,000	$457,629
SinoPac Financial Holdings Co., Ltd.	7,250,440	2,647,706
Sitronix Technology Corp.	222,000	609,295
Sunonwealth Electric Machine Industry Co., Ltd.	171,000	244,462
Supreme Electronics Co., Ltd.	1,345,000	1,321,521
Syncmold Enterprise Corp.	594,324	1,115,343
Systex Corp.	224,000	469,525
Taichung Commercial Bank Co., Ltd.	5,022,425	1,768,286
Taiflex Scientific Co., Ltd.	209,000	226,571
Taishin Financial Holding Co., Ltd.	7,180,276	3,468,676
Taiwan Cement Corp.	5,702,333	7,675,822
Taiwan Cogeneration Corp.	416,000	365,139
Taiwan Cooperative Financial Holding Co., Ltd.	8,036,320	4,895,541
Taiwan Fertilizer Co., Ltd.	1,015,000	1,545,787
Taiwan Hon Chuan Enterprise Co., Ltd.	114,000	190,790
Taiwan Mobile Co., Ltd.(b)	2,777,253	9,960,017
Taiwan PCB Techvest Co., Ltd.	213,000	193,934
Taiwan Sakura Corp.	454,000	563,541
Taiwan Secom Co., Ltd.	273,538	790,163
Taiwan Styrene Monomer	1,972,000	1,566,207
Taiwan Surface Mounting Technology Corp.	225,000	294,395
Test Research, Inc.	489,000	775,148
Thinking Electronic Industrial Co., Ltd.	81,000	218,596
Thye Ming Industrial Co., Ltd.	732,000	839,092
Tong Hsing Electronic Industries Ltd.(b)	192,000	606,819
Topco Scientific Co., Ltd.	405,435	938,796
Transcend Information, Inc.	433,000	992,696
Tripod Technology Corp.(b)	610,000	1,664,199
Tung Ho Steel Enterprise Corp.	780,000	605,443
TXC Corp.	704,000	788,550
TYC Brother Industrial Co., Ltd.	186,000	171,483
United Microelectronics Corp.(b)	13,371,000	7,072,402
UPC Technology Corp.	1,501,680	752,488
Visual Photonics Epitaxy Co., Ltd.	195,000	486,015
Walsin Lihwa Corp.	4,717,000	3,174,740
Well Shin Technology Co., Ltd.	480,000	792,323
Wistron Corp.(b)	4,377,562	2,853,093
Wistron NeWeb Corp.	329,840	800,483
WPG Holdings Ltd.†	3,009,000	3,735,011
WT Microelectronics Co., Ltd.	745,091	1,040,780
YC INOX Co., Ltd.	1,101,000	950,164
Yulon Nissan Motor Co., Ltd.	195,000	1,526,381
YungShin Global Holding Corp.	149,000	198,615
Yungtay Engineering Co., Ltd.	479,000	750,668
Zinwell Corp.	225,000	145,539

Total Taiwan		526,063,016
Thailand – 5.5%
Advanced Info Service PCL NVDR	1,814,300	11,276,262
Bangchak Corp. PCL NVDR(b)	640,700	698,351
BTS Group Holdings PCL NVDR	9,816,343	2,822,882
Glow Energy PCL NVDR	815,900	2,220,136
Hana Microelectronics PCL NVDR(b)	1,077,300	1,315,812
Intouch Holdings PCL NVDR	3,117,659	5,205,739
IRPC PCL NVDR	15,141,400	3,183,720
Jasmine International PCL NVDR	6,521,000	1,119,095
KGI Securities Thailand PCL NVDR	9,958,200	1,391,808
Kiatnakin Bank PCL NVDR	890,100	2,071,120
Krung Thai Bank PCL NVDR	3,603,300	2,250,670
Land & Houses PCL NVDR	6,575,753	2,338,317
MC Group PCL NVDR(b)	1,036,700	410,320
PTT Exploration & Production PCL NVDR	2,425,500	11,625,000
PTT Global Chemical PCL NVDR	2,982,234	7,492,471
PTT PCL NVDR	15,428,200	25,880,638
Sansiri PCL NVDR	12,559,800	644,690
Siam Cement PCL (The) NVDR(b)	458,600	6,324,539
Siam City Cement PCL NVDR(b)	161,165	1,245,864
Siam Commercial Bank PCL (The) NVDR	1,370,300	6,313,380
Siamgas & Petrochemicals PCL NVDR	557,200	213,645
Star Petroleum Refining PCL NVDR	2,942,338	1,355,623
Thai Oil PCL NVDR	1,542,200	4,220,306
Thai Vegetable Oil PCL NVDR	1,555,597	1,394,939
Thanachart Capital PCL NVDR	610,500	1,014,668
Tipco Asphalt PCL NVDR(b)	1,463,100	732,907
Tisco Financial Group PCL NVDR	365,400	946,266
TTW PCL NVDR	3,604,077	1,359,608

Total Thailand		107,068,776
Turkey – 1.4%
Akcansa Cimento AS	12,944	18,013
Aksa Akrilik Kimya Sanayii AS	341,060	568,878
Alarko Holding AS	468,474	191,061
Albaraka Turk Katilim Bankasi AS	1,089,393	273,831
Borusan Mannesmann Boru Sanayi ve Ticaret AS	98,755	142,034
Celebi Hava Servisi AS	27,650	237,041
Cimsa Cimento Sanayi ve Ticaret AS	330,652	495,375
EGE Endustri VE Ticaret AS	3,099	221,825
Enka Insaat ve Sanayi AS	1,996,766	1,731,752
Eregli Demir ve Celik Fabrikalari TAS	3,120,606	5,729,743
Ford Otomotiv Sanayi AS	111,600	1,222,393
Is Gayrimenkul Yatirim Ortakligi AS	2,020,758	306,109
Kordsa Teknik Tekstil AS	146,521	233,661
Petkim Petrokimya Holding AS	1,978,752	1,762,243
Soda Sanayii AS	711,449	820,725
Tat Gida Sanayi AS	416,381	310,520
TAV Havalimanlari Holding AS	229,571	1,195,376
Tupras Turkiye Petrol Rafinerileri AS	242,139	5,409,261
Turk Traktor ve Ziraat Makineleri AS	28,480	227,563
Turkcell Iletisim Hizmetleri AS	2,493,870	4,790,715
Turkiye Is Bankasi AS Group C	779,359	573,430
Vestel Beyaz Esya Sanayi ve Ticaret AS	78,928	134,671

Total Turkey		26,596,220
TOTAL COMMON STOCKS (Cost: $1,900,566,143)		1,935,856,007

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2018

Investments	Shares	Value
WARRANTS – 0.0%
Thailand – 0.0%
BTS Group Holdings PCL, expiring 8/1/19* (Cost: $0)	1,030,038	$0
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Global High Dividend Fund(c)
(Cost: $651,739)	14,332	666,868
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $9,893,737)(e)	9,893,737	9,893,737
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,911,111,619)		1,946,416,612
Other Assets less Liabilities – (0.1)%		(1,530,270)

NET ASSETS – 100.0%		$1,944,886,342

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,735,011, which represents 0.19% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $131,788,470 and the total market value of the collateral held by the Fund was $143,961,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $134,068,043.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	23,612	USD	720,500	TWD	$15	$—
Citibank N.A.	10/1/2018	112,843	USD	3,452,431	TWD	—	(229)
Citibank N.A.	10/2/2018	257,512	USD	2,012,484	HKD	322	—
Citibank N.A.	10/3/2018	65,466	USD	512,208	HKD	8	—
JP Morgan Chase Bank N.A.	10/1/2018	61,401	USD	873,085	ZAR	—	(296)
Merrill Lynch International	10/1/2018	133,829	USD	538,661	BRL	—	(1,054)
Merrill Lynch International	10/1/2018	98,723	USD	409,010	MYR	—	(107)
Merrill Lynch International	10/1/2018	72,651	USD	2,356,067	THB	—	(202)
Merrill Lynch International	10/2/2018	54,894	USD	1,775,828	THB	—	(17)
State Street Bank and Trust	10/2/2018	244,931	USD	3,465,689	ZAR	28	—
						$373	$(1,905)

CURRENCY LEGEND

BRL – Brazilian real

HKD – Hong Kong dollar

MYR – Malaysian ringgit

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 6.5%
Fibria Celulose S.A.	1,496	$28,290
Hypera S.A.	4,488	32,051
IRB Brasil Resseguros S.A.	1,900	31,615
Sul America S.A.	5,675	36,947
Vale S.A.	2,094	31,366

Total Brazil		160,269
Chile – 1.4%
Cencosud S.A.	3,518	8,341
Cia Cervecerias Unidas S.A.	1,037	14,415
Embotelladora Andina S.A. Class B (Preference Shares)	2,783	10,802

Total Chile		33,558
China – 28.0%
Alibaba Group Holding Ltd. ADR*	172	28,339
Angang Steel Co., Ltd. Class H	4,000	3,578
Anhui Conch Cement Co., Ltd. Class H	500	3,019
Baidu, Inc. ADR*	126	28,814
Bank of China Ltd. Class H	80,000	35,579
Bank of Communications Co., Ltd. Class H	50,000	37,508
China Cinda Asset Management Co., Ltd. Class H	115,000	29,099
China CITIC Bank Corp., Ltd. Class H	58,000	37,135
China Communications Construction Co., Ltd. Class H	26,000	26,582
China Communications Services Corp., Ltd. Class H	30,000	27,643
China Everbright Bank Co., Ltd. Class H	19,000	8,426
China Longyuan Power Group Corp., Ltd. Class H	26,000	21,864
China Medical System Holdings Ltd.	8,000	11,123
China Minsheng Banking Corp., Ltd. Class H	11,000	8,168
China Mobile Ltd.	3,000	29,579
China Petroleum & Chemical Corp. Class H	28,000	28,054
China Railway Group Ltd. Class H	33,000	32,726
China Resources Cement Holdings Ltd.	2,000	2,328
China Resources Pharmaceutical Group Ltd.(a)	15,500	24,602
China Telecom Corp., Ltd. Class H	58,000	28,834
CITIC Ltd.	19,000	28,312
CNOOC Ltd.	13,000	25,751
CSPC Pharmaceutical Group Ltd.	6,000	12,744
Dongfeng Motor Group Co., Ltd. Class H	8,000	8,240
Fuyao Glass Industry Group Co., Ltd. Class H(a)	1,200	4,363
Inner Mongolia Yitai Coal Co., Ltd. Class B	6,800	8,160
Jiayuan International Group Ltd.	2,000	3,425
Kunlun Energy Co., Ltd.	6,000	6,985
Luye Pharma Group Ltd.(a)	3,500	3,140
Metallurgical Corp. of China Ltd. Class H	31,000	8,716
Ping An Insurance Group Co. of China Ltd. Class H	500	5,080
Shanghai Industrial Holdings Ltd.	10,000	22,160
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,000	4,999
Sinopec Shanghai Petrochemical Co., Ltd. Class H	36,000	21,991
Sinopharm Group Co., Ltd. Class H	1,200	5,874
SSY Group Ltd.	4,000	3,865
Sun Art Retail Group Ltd.	11,000	14,311
Tencent Holdings Ltd.	700	28,913
Tingyi Cayman Islands Holding Corp.	6,000	11,026
Tong Ren Tang Technologies Co., Ltd. Class H	5,000	7,323
Yum China Holdings, Inc.	100	3,511

Total China		691,889
Czech Republic – 1.6%
Moneta Money Bank AS(a)	7,310	26,906
O2 Czech Republic AS	1,020	11,902

Total Czech Republic		38,808
Hungary – 0.3%
Richter Gedeon Nyrt	403	7,540
India – 10.3%
Aurobindo Pharma Ltd.	904	9,284
Bajaj Auto Ltd.	287	10,640
Britannia Industries Ltd.	131	10,524
Cipla Ltd.	1,275	11,504
Dabur India Ltd.	1,761	10,371
Dr. Reddy’s Laboratories Ltd. ADR	200	6,920
Eicher Motors Ltd.	24	8,007
GAIL India Ltd.	1,471	7,691
Godrej Consumer Products Ltd.	772	8,186
Hero MotoCorp Ltd.	227	9,185
Hindustan Unilever Ltd.	456	10,118
Infosys Ltd. ADR	2,615	26,595
JSW Steel Ltd.	1,747	9,198
Mahindra & Mahindra Ltd. GDR	932	10,904
Nestle India Ltd.	72	9,634
Pidilite Industries Ltd.	604	8,714
Piramal Enterprises Ltd.	198	6,280
Tata Consultancy Services Ltd.	948	28,558
Tech Mahindra Ltd.	2,465	25,350
Wipro Ltd. ADR	4,980	25,946

Total India		253,609
Indonesia – 1.4%
Charoen Pokphand Indonesia Tbk PT	9,200	3,133
Gudang Garam Tbk PT	1,600	7,951
Indah Kiat Pulp & Paper Corp. Tbk PT	2,900	3,377
Indofood CBP Sukses Makmur Tbk PT	16,200	9,594
Indofood Sukses Makmur Tbk PT	23,500	9,304

Total Indonesia		33,359
Malaysia – 5.0%
CIMB Group Holdings Bhd	13,900	20,186
Genting Plantations Bhd	3,000	6,879
Hartalega Holdings Bhd	2,700	4,319
IOI Corp. Bhd	6,300	6,911
Kuala Lumpur Kepong Bhd	1,200	7,237
Malayan Banking Bhd	8,200	19,398
Malaysia Airports Holdings Bhd	3,400	7,312
Petronas Chemicals Group Bhd	5,100	11,535
Petronas Dagangan Bhd	1,100	6,980
RHB Bank Bhd	13,700	17,876
Sime Darby Bhd	9,600	6,054
Tenaga Nasional Bhd	2,300	8,592

Total Malaysia		123,279

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2018

Investments	Shares	Value
Mexico – 3.1%
Alsea S.A.B. de C.V.	1,900	$6,469
Arca Continental S.A.B. de C.V.	1,794	11,597
Fomento Economico Mexicano S.A.B. de C.V.	1,095	10,844
Gruma S.A.B. de C.V. Class B	796	10,184
Grupo Financiero Banorte S.A.B. de C.V. Class O	900	6,512
Grupo Financiero Inbursa S.A.B. de C.V. Class O	4,300	6,751
Mexichem S.A.B. de C.V.	3,890	13,389
Wal-Mart de Mexico S.A.B. de C.V.	3,783	11,538

Total Mexico		77,284
Philippines – 1.3%
Alliance Global Group, Inc.*	34,200	7,900
DMCI Holdings, Inc.	17,800	3,749
Jollibee Foods Corp.	2,190	10,417
Manila Electric Co.	1,750	11,012

Total Philippines		33,078
Poland – 1.1%
Dino Polska S.A.*(a)	226	6,107
Grupa Lotos S.A.	410	8,351
Jastrzebska Spolka Weglowa S.A.*	331	5,944
PLAY Communications S.A.(a)	1,366	7,456

Total Poland		27,858
Russia – 4.1%
Gazprom PJSC ADR	3,024	15,120
Lukoil PJSC ADR	119	9,127
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	956	9,885
Mobile TeleSystems PJSC ADR	913	7,788
Novolipetsk Steel PJSC GDR Reg S	382	10,295
PhosAgro PJSC GDR Reg S	538	7,306
Rosneft Oil Co. PJSC GDR Reg S	1,179	8,852
RusHydro PJSC ADR	10,910	9,764
Severstal PJSC GDR Reg S	787	13,104
Tatneft PJSC ADR	122	9,333

Total Russia		100,574
Singapore – 0.3%
BOC Aviation Ltd.(a)	1,100	8,533
South Africa – 1.3%
SPAR Group Ltd. (The)	1,211	15,757
Telkom S.A. SOC Ltd.	4,588	16,749

Total South Africa		32,506
South Korea – 11.8%
Cheil Worldwide, Inc.	717	13,994
CJ CheilJedang Corp.	23	6,915
CJ ENM Co., Ltd.	23	5,142
Coway Co., Ltd.	163	12,755
Daelim Industrial Co., Ltd.	66	4,915
DB Insurance Co., Ltd.	116	7,613
E-Mart, Inc.	24	4,489
Hankook Tire Co., Ltd.	165	7,452
Hotel Shilla Co., Ltd.	40	3,912
Hyundai Marine & Fire Insurance Co., Ltd.	177	6,694
Industrial Bank of Korea	1,990	27,359
Kangwon Land, Inc.	374	9,677
Kia Motors Corp.	564	17,847
KT Corp. ADR	1,428	21,206
KT&G Corp.	163	15,282
Kumho Petrochemical Co., Ltd.	49	4,351
LG Electronics, Inc.	158	10,113
NCSoft Corp.	14	5,585
Samsung Electronics Co., Ltd.	707	29,606
Shinhan Financial Group Co., Ltd.	226	9,168
SK Holdings Co., Ltd.	31	8,021
SK Hynix, Inc.	368	24,251
SK Innovation Co., Ltd.	34	6,590
SK Telecom Co., Ltd.	87	22,118
Yuhan Corp.	24	5,247

Total South Korea		290,302
Taiwan – 16.6%
Acer, Inc.*	13,000	10,751
Asia Cement Corp.	5,000	6,796
Asustek Computer, Inc.	2,000	17,293
AU Optronics Corp.	42,000	17,745
Chicony Electronics Co., Ltd.	8,000	16,192
China Airlines Ltd.	10,000	3,030
China Development Financial Holding Corp.	40,000	14,935
China Life Insurance Co., Ltd.	19,000	19,104
China Steel Corp.	4,000	3,341
Chunghwa Telecom Co., Ltd.	1,000	3,603
Eva Airways Corp.	14,000	6,809
Far Eastern New Century Corp.	7,000	8,185
Feng TAY Enterprise Co., Ltd.	1,000	6,157
Formosa Chemicals & Fibre Corp.	1,000	4,192
Highwealth Construction Corp.	2,000	3,170
Innolux Corp.	42,000	14,581
Inventec Corp.	26,000	23,332
Macronix International	6,120	5,101
Micro-Star International Co., Ltd.	4,000	10,808
Nanya Technology Corp.	4,000	7,611
Novatek Microelectronics Corp.	3,000	14,836
Phison Electronics Corp.	1,000	7,959
Pou Chen Corp.	5,000	5,281
Powertech Technology, Inc.	7,000	19,097
President Chain Store Corp.	1,000	11,741
Realtek Semiconductor Corp.	4,000	17,817
Ruentex Development Co., Ltd.	11,000	12,879
Ruentex Industries Ltd.	3,000	5,964
Shin Kong Financial Holding Co., Ltd.	39,576	15,489
Standard Foods Corp.	4,000	6,655
Synnex Technology International Corp.	13,000	16,584
Taiwan Cement Corp.	4,000	5,384
Taiwan Mobile Co., Ltd.	1,000	3,586
Uni-President Enterprises Corp.	2,000	5,221
United Microelectronics Corp.	25,000	13,223
Walsin Technology Corp.	1,000	6,976
WPG Holdings Ltd.†	13,000	16,137

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2018

Investments	Shares	Value
Yuanta Financial Holding Co., Ltd.	39,000	$20,565
Zhen Ding Technology Holding Ltd.	1,000	2,234

Total Taiwan		410,364
Thailand – 5.5%
Advanced Info Service PCL NVDR	1,400	8,701
Bangkok Dusit Medical Services PCL NVDR	12,800	10,093
CP ALL PCL NVDR	4,400	9,388
Electricity Generating PCL NVDR	1,200	8,757
Glow Energy PCL NVDR	3,500	9,524
Home Product Center PCL NVDR	17,500	8,550
Indorama Ventures PCL NVDR	4,100	7,480
IRPC PCL NVDR	48,100	10,114
Krung Thai Bank PCL NVDR	38,000	23,735
PTT Global Chemical PCL NVDR	3,600	9,044
PTT PCL NVDR	5,600	9,394
Siam Cement PCL (The) NVDR	1,000	13,791
Thai Oil PCL NVDR	2,400	6,568

Total Thailand		135,139
Turkey – 0.2%
Tofas Turk Otomobil Fabrikasi AS	1,687	6,004
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,447,314)		2,463,953
Other Assets less Liabilities – 0.2%		4,194

NET ASSETS – 100.0%		$2,468,147

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $16,137, which represents 0.65% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/2/2018	32,032	MXN	1,710	USD	$3	$—
Citibank N.A.	10/2/2018	768	PLN	208	USD	1	—
Citibank N.A.	10/3/2018	31,279	HKD	4,000	USD	—	(3)
Citibank N.A.	10/10/2018	688,626	USD	4,715,369	CNY	3,313	—
HSBC Holdings PLC	10/2/2018	288	USD	2,250	HKD	—	—
HSBC Holdings PLC	10/10/2018	15,229	USD	218,454	ZAR	—	(191)
HSBC Holdings PLC	10/11/2018	76,249	USD	311,735	BRL	—	(1,754)
HSBC Holdings PLC	10/11/2018	16,647	USD	11,046,358	CLP	—	(104)
Morgan Stanley & Co. International	10/9/2018	34,904	USD	1,889,474	PHP	—	(48)
Morgan Stanley & Co. International	10/10/2018	125,116	USD	517,055	MYR	205	—
Morgan Stanley & Co. International	10/11/2018	407,726	USD	12,515,602	TWD	—	(2,407)
State Street Bank and Trust	10/1/2018	5,097,360	KRW	4,602	USD	—	(7)
State Street Bank and Trust	10/1/2018	18,373	THB	568	USD	—	—
State Street Bank and Trust	10/1/2018	7,384	USD	536,480	INR	—	(17)
State Street Bank and Trust	10/2/2018	3,512,541	IDR	236	USD	—	—
State Street Bank and Trust	10/2/2018	1,976	MYR	478	USD	—	—
State Street Bank and Trust	10/2/2018	49,525	PHP	915	USD	1	—
UBS AG	10/1/2018	342,217	MXN	18,207	USD	95	—
UBS AG	10/1/2018	5,570	PLN	1,523	USD	—	(12)
UBS AG	10/1/2018	17,917	USD	336,776	MXN	—	(93)
UBS AG	10/1/2018	3,314	USD	12,118	PLN	26	—
UBS AG	10/1/2018	240	USD	1,443	TRY	—	—
UBS AG	10/2/2018	13,220	CZK	601	USD	—	(5)
UBS AG	10/2/2018	365,180	HKD	46,735	USD	—	(66)
UBS AG	10/2/2018	51,975	USD	406,123	HKD	73	—
UBS AG	10/2/2018	966	USD	13,580	ZAR	6	—
UBS AG	10/2/2018	25,522	ZAR	1,815	USD	—	(12)
UBS AG	10/10/2018	32,611	USD	484,105,337	IDR	153	—
UBS AG	10/10/2018	271,031	USD	19,522,333	INR	1,961	—
UBS AG	10/10/2018	15,849	USD	227,375	ZAR	—	(201)
UBS AG	10/11/2018	79,437	USD	324,457	BRL	—	(1,749)
UBS AG	10/11/2018	17,330	USD	11,497,228	CLP	—	(104)
						$5,837	$(6,773)

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2018

CURRENCY LEGEND

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

CZK – Czech koruna

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PHP – Philippine peso

PLN – Polish zloty

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 3.7%
CCR S.A.	333,750	$707,021
Estacio Participacoes S.A.	107,775	674,412
Grendene S.A.	99,250	167,258
Localiza Rent a Car S.A.	55,740	317,533
Lojas Renner S.A.	53,704	416,878
M. Dias Branco S.A.	11,304	111,496
Natura Cosmeticos S.A.	13,470	95,724
Odontoprev S.A.	65,254	209,314
Ser Educacional S.A.(a)	4,305	17,830
Smiles Fidelidade S.A.	21,069	242,685

Total Brazil		2,960,151
Chile – 0.8%
Aguas Andinas S.A. Class A	860,285	474,839
Empresas Lipigas S.A.	17,934	154,707
Forus S.A.	14,163	39,184

Total Chile		668,730
China – 14.4%
AAC Technologies Holdings, Inc.	38,500	400,011
ANTA Sports Products Ltd.	209,000	1,002,946
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	31,000	62,516
Brilliance China Automotive Holdings Ltd.	116,000	187,678
China Conch Venture Holdings Ltd.	310,000	1,081,547
China Lesso Group Holdings Ltd.	220,000	124,832
China Maple Leaf Educational Systems Ltd.	128,000	67,068
China Medical System Holdings Ltd.	225,000	312,847
China Overseas Property Holdings Ltd.	160,000	46,007
China Pioneer Pharma Holdings Ltd.	170,776	38,193
China Railway Signal & Communication Corp., Ltd. Class H(a)	118,000	83,544
China Yuhua Education Corp., Ltd.(a)	44,000	21,255
Cogobuy Group*(a)(b)	59,000	22,168
Consun Pharmaceutical Group Ltd.	87,000	69,379
Cosmo Lady China Holdings Co., Ltd.(a)(b)	144,000	63,122
CSPC Pharmaceutical Group Ltd.	344,000	730,652
Geely Automobile Holdings Ltd.	169,000	336,924
Greentown Service Group Co., Ltd.	94,000	75,441
Guangzhou Automobile Group Co., Ltd. Class H	396,400	439,212
Haitian International Holdings Ltd.	102,000	227,075
Kingboard Laminates Holdings Ltd.	145,000	128,602
Logan Property Holdings Co., Ltd.(b)	562,000	634,907
Minth Group Ltd.	82,139	339,057
Shenzhou International Group Holdings Ltd.	141,000	1,809,148
Sino Biopharmaceutical Ltd.	435,500	406,286
Sunny Optical Technology Group Co., Ltd.	8,600	99,245
Tencent Holdings Ltd.	43,300	1,788,465
TravelSky Technology Ltd. Class H	55,000	143,037
Xiabuxiabu Catering Management China Holdings Co., Ltd.(a)	39,000	58,314
Yadea Group Holdings Ltd.(a)	120,000	41,560
Yestar Healthcare Holdings Co., Ltd.(b)	85,000	23,572
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	46,000	191,351
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	70,500	42,255
Zhuzhou CRRC Times Electric Co., Ltd. Class H	52,764	301,416

Total China		11,399,632
India – 16.7%
Adani Ports & Special Economic Zone Ltd.	19,946	90,499
AIA Engineering Ltd.	1,976	48,469
Ajanta Pharma Ltd.*	3,489	51,199
Alembic Pharmaceuticals Ltd.	5,026	43,611
Alkem Laboratories Ltd.	2,112	59,871
Amara Raja Batteries Ltd.	4,375	44,658
Asian Paints Ltd.	17,018	303,620
Aurobindo Pharma Ltd.	7,993	82,086
Bajaj Auto Ltd.	8,367	310,193
Bajaj Corp., Ltd.	13,078	74,365
Bajaj Holdings & Investment Ltd.	2,486	106,091
Balkrishna Industries Ltd.	3,405	47,843
Bata India Ltd.	2,154	28,832
Berger Paints India Ltd.	10,967	44,336
Bharat Forge Ltd.	7,332	60,798
Britannia Industries Ltd.	1,119	89,895
Cadila Healthcare Ltd.	13,548	72,132
Care Ratings Ltd.	4,833	79,122
Castrol India Ltd.	56,525	111,389
Ceat Ltd.	1,251	19,692
Colgate-Palmolive India Ltd.	5,295	78,994
CRISIL Ltd.	4,352	105,432
Cummins India Ltd.	7,636	70,903
Dabur India Ltd.	31,944	188,121
DB Corp., Ltd.	8,047	23,673
DCM Shriram Ltd.	3,377	20,311
Eicher Motors Ltd.	356	118,775
Emami Ltd.	5,840	39,834
Finolex Industries Ltd.	3,965	28,727
GHCL Ltd.	7,653	23,010
Godrej Consumer Products Ltd.	25,458	269,945
Greaves Cotton Ltd.	30,637	55,915
Gulf Oil Lubricants India Ltd.	1,848	18,754
Havells India Ltd.	13,290	108,993
Hero MotoCorp Ltd.	16,192	655,196
Hexaware Technologies Ltd.	7,539	44,601
Hindustan Unilever Ltd.	83,041	1,842,504
Hindustan Zinc Ltd.	8,823	35,212
Indraprastha Gas Ltd.	9,802	32,851
InterGlobe Aviation Ltd.(a)	12,025	137,038
ITC Ltd.	443,975	1,823,611
Kajaria Ceramics Ltd.	2,893	14,663
Kansai Nerolac Paints Ltd.	5,650	35,853
L&T Technology Services Ltd.(a)	1,409	33,748
Larsen & Toubro Infotech Ltd.(a)	1,840	48,659
Mahanagar Gas Ltd.	2,256	25,431
Marico Ltd.	42,773	196,517
Maruti Suzuki India Ltd.	8,352	846,601
Mindtree Ltd.	10,196	145,331
Motherson Sumi Systems Ltd.	23,380	82,825

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2018

Investments	Shares	Value
Natco Pharma Ltd.	5,486	$56,873
Nestle India Ltd.	1,810	242,190
Persistent Systems Ltd.	3,439	37,403
PI Industries Ltd.	3,362	33,017
Pidilite Industries Ltd.	5,561	80,231
Rallis India Ltd.	10,562	26,533
Siemens Ltd.	3,212	41,879
Solar Industries India Ltd.	1,326	19,392
Sonata Software Ltd.	11,061	56,388
Sun Pharmaceutical Industries Ltd.	60,634	521,315
Sun TV Network Ltd.	10,132	85,854
Supreme Industries Ltd.	3,239	44,964
Supreme Petrochem Ltd.	3,562	12,095
Tata Consultancy Services Ltd.	77,520	2,335,225
Thyrocare Technologies Ltd.(a)	3,166	28,048
Titan Co., Ltd.	8,926	99,197
Torrent Pharmaceuticals Ltd.	4,276	97,483
TVS Motor Co., Ltd.	1,790	13,829
UPL Ltd.	27,029	247,694
Vakrangee Ltd.	8,570	3,352
Vardhman Textiles Ltd.	2,212	30,992
Voltas Ltd.	5,695	41,811
Welspun India Ltd.	23,601	19,062
Zee Entertainment Enterprises Ltd.	20,487	123,956

Total India		13,219,512
Indonesia – 6.8%
Ace Hardware Indonesia Tbk PT	668,107	64,562
Hanjaya Mandala Sampoerna Tbk PT	2,323,100	600,204
Kalbe Farma Tbk PT	2,338,731	216,585
Matahari Department Store Tbk PT	936,200	435,069
Nippon Indosari Corpindo Tbk PT	442,300	32,650
Pakuwon Jati Tbk PT	1,570,300	54,270
Surya Citra Media Tbk PT	1,354,000	170,369
Telekomunikasi Indonesia Persero Tbk PT	13,253,349	3,237,405
Unilever Indonesia Tbk PT	175,765	554,666

Total Indonesia		5,365,780
Malaysia – 1.7%
Fraser & Neave Holdings Bhd	16,700	152,211
Hai-O Enterprise Bhd	33,600	30,446
HAP Seng Consolidated Bhd	58,100	138,985
Hartalega Holdings Bhd	144,600	231,304
HeveaBoard Bhd	147,100	31,457
Inari Amertron Bhd	195,075	107,471
Kossan Rubber Industries	68,700	71,215
Lingkaran Trans Kota Holdings Bhd	68,500	75,477
Matrix Concepts Holdings Bhd	223,700	112,972
My EG Services Bhd	91,850	38,840
Padini Holdings Bhd	55,400	78,713
Petron Malaysia Refining & Marketing Bhd	10,800	21,529
Scientex Bhd	39,300	84,326
Serba Dinamik Holdings Bhd	63,300	58,275
SKP Resources Bhd	159,600	53,605
Sunway Construction Group Bhd	99,400	43,713

Total Malaysia		1,330,539
Mexico – 6.4%
America Movil S.A.B. de C.V. Series L	3,496,559	2,812,318
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	119,767	854,735
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	31,843	651,582
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	358,606	638,613
Promotora y Operadora de Infraestructura S.A.B. de C.V. Series L	4,222	33,276
Rassini S.A.B. de C.V.	23,221	88,864

Total Mexico		5,079,388
Philippines – 0.3%
D&L Industries, Inc.	474,800	86,559
Semirara Mining & Power Corp.	333,690	164,899

Total Philippines		251,458
Poland – 0.4%
CCC S.A.	1,747	104,267
CD Projekt S.A.*	2,728	138,617
LiveChat Software S.A.	2,770	17,998
Warsaw Stock Exchange	6,530	78,744

Total Poland		339,626
Russia – 11.4%
Magnit PJSC GDR Reg S	74,791	1,062,406
MMC Norilsk Nickel PJSC ADR	291,717	5,046,704
Novatek PJSC GDR Reg S	15,907	2,926,888

Total Russia		9,035,998
Singapore – 0.3%
IGG, Inc.	198,000	246,712
South Africa – 9.5%
Astral Foods Ltd.	5,631	98,118
AVI Ltd.	117,479	882,385
City Lodge Hotels Ltd.	8,099	79,953
Clicks Group Ltd.	37,306	461,341
Mr. Price Group Ltd.	67,267	1,085,018
Naspers Ltd. Class N	5,846	1,260,658
Netcare Ltd.	455,121	778,622
Pick n Pay Stores Ltd.	91,702	445,704
RMB Holdings Ltd.	339,307	1,897,793
Santam Ltd.	11,651	270,872
Tsogo Sun Holdings Ltd.	186,680	269,112

Total South Africa		7,529,576
South Korea – 7.7%
BGF Co., Ltd.	760	6,440
Caregen Co., Ltd.	786	62,356
Com2uS Corp.	505	66,741
Cosmax, Inc.	572	80,959
Dongwon Development Co., Ltd.	9,619	35,727
DoubleUGames Co., Ltd.	654	40,682
Grand Korea Leisure Co., Ltd.	9,894	222,543
Hanssem Co., Ltd.	601	41,502
IS Dongseo Co., Ltd.	4,316	149,995
It’s Hanbul Co., Ltd.	1,752	66,890
Jeju Air Co., Ltd.	1,093	36,951

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2018

Investments	Shares	Value
Korea Asset In Trust Co., Ltd.	9,987	$50,239
Korea Petrochemical Ind Co., Ltd.	601	99,963
Korea Real Estate Investment & Trust Co., Ltd.	34,026	85,583
LEENO Industrial, Inc.	791	46,993
Medy-Tox, Inc.	154	85,937
Modetour Network, Inc.	2,332	52,873
NAVER Corp.	170	109,732
NICE Information Service Co., Ltd.	5,266	48,898
Samjin Pharmaceutical Co., Ltd.	2,383	125,031
Samsung Electronics Co., Ltd.	57,466	2,406,397
SK Holdings Co., Ltd.	3,428	886,938
SK Hynix, Inc.	18,086	1,191,874
SK Materials Co., Ltd.	902	148,402

Total South Korea		6,149,646
Taiwan – 14.8%
Accton Technology Corp.	73,000	203,223
Advantech Co., Ltd.	47,399	353,168
Aerospace Industrial Development Corp.	7,998	8,029
ASMedia Technology, Inc.	3,000	52,762
Aten International Co., Ltd.	32,000	85,730
Catcher Technology Co., Ltd.	105,000	1,155,471
Charoen Pokphand Enterprise	71,000	119,756
China Steel Chemical Corp.	43,000	204,909
Chong Hong Construction Co., Ltd.	146,000	371,539
Chroma ATE, Inc.	43,000	206,318
Cleanaway Co., Ltd.	38,000	217,175
Cub Elecparts, Inc.	10,863	80,940
Eclat Textile Co., Ltd.	43,483	538,322
Elite Advanced Laser Corp.	25,300	56,097
Elite Material Co., Ltd.	42,000	118,298
Ennoconn Corp.	5,050	46,228
Feng TAY Enterprise Co., Ltd.	113,680	699,959
Flytech Technology Co., Ltd.	32,000	78,813
Formosa International Hotels Corp.	24,000	106,508
Foxsemicon Integrated Technology, Inc.	6,300	28,577
Grape King Bio Ltd.	33,000	231,831
Holtek Semiconductor, Inc.	37,000	95,975
Hota Industrial Manufacturing Co., Ltd.	37,383	161,614
Kung Long Batteries Industrial Co., Ltd.	31,000	145,695
Largan Precision Co., Ltd.	5,000	595,258
LCY Chemical Corp.	337,000	572,833
Merry Electronics Co., Ltd.	31,000	140,618
momo.com, Inc.	12,000	69,761
Nien Made Enterprise Co., Ltd.	33,000	258,311
Novatek Microelectronics Corp.	157,000	776,439
Posiflex Technology, Inc.	21,000	75,656
Ruentex Industries Ltd.	89,000	176,933
Shiny Chemical Industrial Co., Ltd.	23,000	71,562
Sinbon Electronics Co., Ltd.	41,000	114,407
Standard Foods Corp.	77,408	128,789
Sunny Friend Environmental Technology Co., Ltd.	13,000	94,946
Taiwan Semiconductor Manufacturing Co., Ltd.	351,291	3,020,138
Thinking Electronic Industrial Co., Ltd.	13,000	35,083
Vivotek, Inc.	12,479	37,437
Voltronic Power Technology Corp.	12,150	213,290

Total Taiwan		11,748,398
Thailand – 3.3%
Amata Corp. PCL NVDR	113,500	84,581
Bangkok Aviation Fuel Services PCL NVDR(b)	62,500	66,191
Bumrungrad Hospital PCL NVDR	33,490	192,614
Carabao Group PCL NVDR(b)	29,500	49,258
Chularat Hospital PCL NVDR	512,400	44,997
Com7 PCL NVDR	58,200	40,492
CP ALL PCL NVDR	543,317	1,159,211
Eastern Polymer Group PCL NVDR	149,400	40,653
Energy Absolute PCL NVDR	43,600	65,050
Forth Smart Service PCL NVDR	43,400	11,340
Karmarts PCL NVDR(b)	124,800	17,829
KCE Electronics PCL NVDR	60,200	78,647
Malee Group PCL NVDR	23,500	10,973
MCS Steel PCL NVDR	165,600	36,100
SPCG PCL NVDR	168,700	110,589
SVI PCL NVDR	138,700	24,017
Syntec Construction PCL NVDR	171,200	20,857
Taokaenoi Food & Marketing PCL NVDR	99,100	53,319
Thai Vegetable Oil PCL NVDR	256,900	230,368
TIPCO Foods PCL NVDR(b)	62,000	18,213
TTW PCL NVDR	646,724	243,971
VGI Global Media PCL NVDR	187,980	46,210

Total Thailand		2,645,480
Turkey – 1.6%
Arcelik AS	59,125	136,314
BIM Birlesik Magazalar AS	37,833	512,329
EGE Endustri VE Ticaret AS	308	22,047
Petkim Petrokimya Holding AS	447,971	398,956
Tofas Turk Otomobil Fabrikasi AS	30,297	107,827
Turk Traktor ve Ziraat Makineleri AS	6,647	53,111

Total Turkey		1,230,584
TOTAL COMMON STOCKS (Cost: $79,921,157)		79,201,210
WARRANTS – 0.0%
Thailand – 0.0%
VGI Global Media PCL, expiring 9/10/22*(b) (Cost: $0)	49,696	922
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $77,507)(d)	77,507	77,507
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $79,998,664)		79,279,639
Other Assets less Liabilities – 0.1%		98,060

NET ASSETS – 100.0%		$79,377,699

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2018

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $347,513 and the total market value of the collateral held by the Fund was $370,802. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $293,295.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.6%
Brazil – 4.0%
AES Tiete Energia S.A.	1,198,347	$2,850,671
Alupar Investimento S.A.	240,245	953,508
Arezzo Industria e Comercio S.A.	125,570	1,347,656
Cia de Saneamento de Minas Gerais-COPASA	184,579	1,799,779
Cia Hering	903,266	4,019,240
Cia Paranaense de Energia	131,607	662,723
CVC Brasil Operadora e Agencia de Viagens S.A.	193,557	2,099,123
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	179,310	482,225
EcoRodovias Infraestrutura e Logistica S.A.	810,455	1,453,057
Ez Tec Empreendimentos e Participacoes S.A.	353,967	1,489,062
Grendene S.A.	1,521,037	2,563,278
Guararapes Confeccoes S.A.	14,377	374,406
Iguatemi Empresa de Shopping Centers S.A.	133,405	1,037,229
Instituto Hermes Pardini S.A.	66,299	250,019
Linx S.A.	129,317	530,085
Magnesita Refratarios S.A.*	196,517	3,493,810
Mahle-Metal Leve S.A.	82,993	503,958
Minerva S.A.*	270,192	338,962
MRV Engenharia e Participacoes S.A.	1,291,842	3,975,595
Multiplus S.A.	338,991	2,068,638
Odontoprev S.A.	844,598	2,709,194
Sao Martinho S.A.	220,706	1,012,466
SLC Agricola S.A.	492,663	7,524,012
Sul America S.A.	726,761	4,731,576
Tegma Gestao Logistica S.A.	38,977	163,187
TOTVS S.A.	253,234	1,591,610
Tupy S.A.	666,065	3,380,736
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	242,479	763,828
Wiz Solucoes e Corretagem de Seguros S.A.	391,472	764,603

Total Brazil		54,934,236
Chile – 1.9%
CAP S.A.	151,167	1,518,247
Empresas Lipigas S.A.	244,793	2,111,692
Engie Energia Chile S.A.	798,330	1,525,977
Forus S.A.	234,570	648,979
Grupo Security S.A.	6,590,392	3,078,381
Inversiones Aguas Metropolitanas S.A.	1,445,451	2,144,312
Inversiones La Construccion S.A.	246,376	4,288,795
Parque Arauco S.A.	1,388,955	3,590,310
Ripley Corp. S.A.	2,126,150	1,981,807
Salfacorp S.A.	664,976	1,139,210
Sociedad Matriz SAAM S.A.	11,506,655	1,096,412
SONDA S.A.	494,047	740,756
Vina Concha y Toro S.A.	1,347,048	2,690,828

Total Chile		26,555,706
China – 19.7%
Angang Steel Co., Ltd. Class H(a)	926,000	828,381
Anhui Expressway Co., Ltd. Class H	1,947,666	1,182,304
AviChina Industry & Technology Co., Ltd. Class H	1,122,000	739,884
BAIC Motor Corp., Ltd. Class H(b)	4,613,500	3,696,743
Bank of Chongqing Co., Ltd. Class H(a)	3,403,000	2,044,001
BBMG Corp. Class H(a)	3,672,000	1,257,647
Beijing Capital International Airport Co., Ltd. Class H	2,488,000	3,023,793
Beijing Capital Land Ltd. Class H	3,766,000	1,381,285
Beijing Jingneng Clean Energy Co., Ltd. Class H	7,766,000	1,568,107
Beijing North Star Co., Ltd. Class H	1,800,000	538,282
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	396,000	798,589
Beijing Urban Construction Design & Development Group Co., Ltd. Class H(a)(b)	1,361,000	561,800
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
Central China Securities Co., Ltd. Class H(a)	6,498,000	1,635,939
CGN Meiya Power Holdings Co., Ltd.*(b)	6,866,000	1,131,917
Chaowei Power Holdings Ltd.(a)	970,000	426,434
China Aerospace International Holdings Ltd.	8,628,000	694,659
China Aoyuan Property Group Ltd.	4,382,000	2,968,038
China Coal Energy Co., Ltd. Class H	2,030,000	856,113
China Communications Services Corp., Ltd. Class H	7,228,000	6,660,006
China Electronics Huada Technology Co., Ltd.	4,552,000	465,386
China High Speed Transmission Equipment Group Co., Ltd.(a)	1,261,000	1,450,370
China Lesso Group Holdings Ltd.	2,872,000	1,629,628
China Lilang Ltd.	3,056,000	2,858,812
China Maple Leaf Educational Systems Ltd.	1,892,000	991,348
China Merchants Securities Co., Ltd. Class H(a)(b)	1,672,000	2,017,109
China National Building Material Co., Ltd. Class H	3,024,000	2,685,887
China Oilfield Services Ltd. Class H	1,968,000	2,135,276
China Overseas Property Holdings Ltd.	2,720,000	782,119
China Pioneer Pharma Holdings Ltd.	1,668,306	373,108
China Power Clean Energy Development Co., Ltd.(a)	1,479,000	536,794
China Railway Signal & Communication Corp., Ltd. Class H(a)(b)	3,123,000	2,211,072
China Reinsurance Group Corp. Class H	22,360,000	4,429,194
China Resources Phoenix Healthcare Holdings Co., Ltd.(a)	489,000	444,949
China Sanjiang Fine Chemicals Co., Ltd.	4,325,000	1,155,190
China SCE Group Holdings Ltd.	7,115,000	2,746,016
China Shineway Pharmaceutical Group Ltd.	1,778,000	2,431,290
China Singyes Solar Technologies Holdings Ltd.(a)	2,446,000	847,124
China South City Holdings Ltd.(a)	8,614,000	1,409,081
China Southern Airlines Co., Ltd. Class H	3,738,000	2,393,306
China Suntien Green Energy Corp., Ltd. Class H	5,580,000	1,554,576
China Travel International Investment Hong Kong Ltd.	3,374,000	1,086,593

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
China Yongda Automobiles Services Holdings Ltd.(a)	1,501,500	$1,348,969
China ZhengTong Auto Services Holdings Ltd.(a)	1,410,500	926,526
Chongqing Rural Commercial Bank Co., Ltd. Class H	12,310,000	6,733,223
CITIC Resources Holdings Ltd.(a)	7,342,000	722,481
CITIC Telecom International Holdings Ltd.	10,167,000	3,469,168
Cogobuy Group*(a)(b)	1,171,000	439,972
Colour Life Services Group Co., Ltd.(a)	917,000	528,527
Consun Pharmaceutical Group Ltd.	1,512,000	1,205,751
COSCO Shipping Energy Transportation Co., Ltd. Class H(a)	7,376,000	3,666,838
Cosmo Lady China Holdings Co., Ltd.(a)(b)	2,166,000	949,454
CPMC Holdings Ltd.(a)	2,771,000	1,048,213
CSC Financial Co., Ltd. Class H*(a)(b)	2,320,500	1,349,318
Dah Chong Hong Holdings Ltd.	2,328,000	907,411
E-Commodities Holdings Ltd.	21,372,000	1,365,640
Everbright Securities Co., Ltd. Class H(a)(b)	2,095,800	1,861,469
Fantasia Holdings Group Co., Ltd.(a)	7,866,000	965,042
Fu Shou Yuan International Group Ltd.	1,513,000	1,181,412
Fufeng Group Ltd.*(a)	4,218,000	2,053,774
Future Land Development Holdings Ltd.	3,228,565	2,091,889
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	1,586,400	5,767,879
Goodbaby International Holdings Ltd.(a)	989,000	395,605
Greatview Aseptic Packaging Co., Ltd.	3,609,000	2,301,488
Greenland Hong Kong Holdings Ltd.	2,571,000	795,131
Greentown Service Group Co., Ltd.(a)	754,000	605,135
Guangshen Railway Co., Ltd. Class H	2,216,665	991,492
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	420,000	1,497,527
Guangzhou R&F Properties Co., Ltd. Class H	6,773,200	12,447,267
Guotai Junan International Holdings Ltd.(a)	8,121,000	1,421,842
Hisense Kelon Electrical Holdings Co., Ltd. Class H(a)	1,299,000	1,177,000
Huabao International Holdings Ltd.	5,354,000	2,873,749
Huadian Fuxin Energy Corp., Ltd. Class H	9,152,000	1,847,967
Huadian Power International Corp., Ltd. Class H(a)	11,854,000	4,635,617
Huaneng Renewables Corp., Ltd. Class H	8,640,000	2,572,710
Jiangnan Group Ltd.*(a)	17,704,000	950,259
Jiangsu Expressway Co., Ltd. Class H	4,901,933	6,289,589
Jiangxi Copper Co., Ltd. Class H	1,770,000	2,065,215
Legend Holdings Corp. Class H(b)	550,700	1,689,070
Livzon Pharmaceutical Group, Inc. Class H	76,649	263,500
Lonking Holdings Ltd.	3,687,000	1,192,106
Luye Pharma Group Ltd.(a)(b)	3,384,000	3,035,908
Metallurgical Corp. of China Ltd. Class H	8,505,000	2,391,213
Orient Securities Co., Ltd. Class H(a)(b)	1,838,000	1,179,154
Powerlong Real Estate Holdings Ltd.	7,353,800	3,120,119
Qingdao Port International Co., Ltd. Class H*(b)	3,299,000	2,339,896
Red Star Macalline Group Corp., Ltd. Class H(b)	4,719,800	4,529,860
Shandong Chenming Paper Holdings Ltd. Class H(a)	1,399,500	851,336
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	3,096,000	3,058,452
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	395,000	1,557,304
Shanghai Industrial Urban Development Group Ltd.	2,590,000	433,603
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	3,271,587	919,819
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,509,900	3,774,316
Shenzhen Expressway Co., Ltd. Class H	2,203,697	2,213,582
Shougang Fushan Resources Group Ltd.	13,368,000	2,972,603
Shui On Land Ltd.	12,260,500	2,851,680
Sichuan Expressway Co., Ltd. Class H	2,904,000	898,118
Sinopec Engineering Group Co., Ltd. Class H	2,413,400	2,757,325
Sinopec Kantons Holdings Ltd.	2,296,000	1,024,044
Sinopec Shanghai Petrochemical Co., Ltd. Class H	21,964,000	13,417,158
SITC International Holdings Co., Ltd.	4,980,000	4,022,237
SSY Group Ltd.	2,440,000	2,357,398
Sun King Power Electronics Group(a)	2,008,000	354,131
TCL Electronics Holdings Ltd.	1,673,000	795,353
Tian Ge Interactive Holdings Ltd.(a)(b)	646,000	399,576
Tianjin Port Development Holdings Ltd.*	7,678,000	873,292
Tianneng Power International Ltd.	2,462,000	2,174,139
Times China Holdings Ltd.	2,635,000	2,815,193
Tong Ren Tang Technologies Co., Ltd. Class H	1,394,888	2,042,891
TravelSky Technology Ltd. Class H	1,303,000	3,388,676
Tsaker Chemical Group Ltd.(a)(b)	997,500	685,830
Virscend Education Co., Ltd.(a)(b)	1,574,000	947,429
Weichai Power Co., Ltd. Class H	6,825,376	8,460,958
Wisdom Sports Group(a)	4,626,000	425,657
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)	412,000	616,033
Xingda International Holdings Ltd.	4,568,000	1,325,175
Xinhua Winshare Publishing and Media Co., Ltd. Class H	4,272,000	2,904,451
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	1,106,780	1,189,538
XTEP International Holdings Ltd.	4,856,800	2,811,704
Yadea Group Holdings Ltd.(b)	1,312,000	454,385
Yanzhou Coal Mining Co., Ltd. Class H	3,144,000	3,644,274
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	523,000	2,175,574
Yuexiu Property Co., Ltd.	27,486,000	4,917,686
Yuexiu Transport Infrastructure Ltd.(a)	4,626,000	3,671,288
Yuzhou Properties Co., Ltd.	10,927,000	4,440,678
Zhaojin Mining Industry Co., Ltd. Class H(a)	1,103,500	854,606
Zijin Mining Group Co., Ltd. Class H	14,404,000	5,540,779
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	5,969,400	2,311,503

Total China		273,149,300

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
Czech Republic – 1.1%
Moneta Money Bank AS(b)	4,236,715	$15,594,157
Hong Kong – 0.9%
C&D International Investment Group Ltd.	837,000	735,928
Canvest Environmental Protection Group Co., Ltd.(a)	779,000	405,185
China Vast Industrial Urban Development Co., Ltd.(b)	1,179,000	565,023
China Water Affairs Group Ltd.(a)	1,356,000	1,519,779
Concord New Energy Group Ltd.	24,350,000	980,236
CP Pokphand Co., Ltd.	34,778,000	3,111,171
Hua Han Health Industry Holdings Ltd.*†	8,880,000	300,732
Joy City Property Ltd.	9,116,000	1,106,749
Ju Teng International Holdings Ltd.	2,668,000	671,697
LVGEM China Real Estate Investment Co., Ltd.(a)	2,496,000	778,315
Pou Sheng International Holdings Ltd.(a)	5,652,000	1,126,803
Wasion Holdings Ltd.	1,618,000	818,832

Total Hong Kong		12,120,450
Hungary – 0.2%
Magyar Telekom Telecommunications PLC	2,108,191	3,028,229
India – 3.2%
AIA Engineering Ltd.	18,965	465,191
Allcargo Logistics Ltd.	224,808	316,790
Amara Raja Batteries Ltd.	138,927	1,418,113
Apollo Hospitals Enterprise Ltd.	75,552	1,086,275
Apollo Tyres Ltd.	427,575	1,251,935
Arvind Ltd.	120,210	527,256
Bajaj Corp., Ltd.	67,097	381,534
Balmer Lawrie & Co., Ltd.	63,286	163,737
Balrampur Chini Mills Ltd.*	280,255	274,688
Banco Products India Ltd.	43,436	115,376
Bata India Ltd.	42,757	572,315
Care Ratings Ltd.	57,147	935,566
Ceat Ltd.	21,115	332,367
CESC Ltd.	49,132	556,353
Chennai Petroleum Corp., Ltd.	230,734	886,141
Coromandel International Ltd.	107,567	599,416
CRISIL Ltd.	27,967	677,531
Crompton Greaves Consumer Electricals Ltd.	392,463	1,212,201
DB Corp., Ltd.	212,969	626,509
Engineers India Ltd.	487,513	799,632
Finolex Industries Ltd.	45,273	328,009
Gateway Distriparks Ltd.	113,670	227,920
GE T&D India Ltd.	101,911	331,432
GHCL Ltd.	152,039	457,124
Great Eastern Shipping Co., Ltd. (The)	93,071	369,382
Greaves Cotton Ltd.	429,187	783,300
Gujarat Pipavav Port Ltd.	349,913	484,153
Gulf Oil Lubricants India Ltd.	19,602	198,927
HeidelbergCement India Ltd.	303,556	602,799
Hexaware Technologies Ltd.	247,662	1,465,166
Indian Hotels Co., Ltd. (The)	524,861	991,219
IRB Infrastructure Developers Ltd.	643,269	1,217,499
Jagran Prakashan Ltd.	46,125	72,474
Jain Irrigation Systems Ltd.	460,664	387,964
Jyothy Laboratories Ltd.	78,258	210,786
Kajaria Ceramics Ltd.	55,222	279,881
Karnataka Bank Ltd. (The)	753,825	1,010,785
Karur Vysya Bank Ltd. (The)	918,453	984,464
KPIT Technologies Ltd.	287,321	845,831
L&T Technology Services Ltd.(b)	10,204	244,402
Mindtree Ltd.	248,702	3,544,921
Mphasis Ltd.	200,994	3,253,086
Multi Commodity Exchange of India Ltd.	51,292	487,129
Natco Pharma Ltd.	62,979	652,900
NIIT Technologies Ltd.	65,521	991,628
Persistent Systems Ltd.	60,674	659,889
PI Industries Ltd.	61,045	599,503
Rallis India Ltd.	248,201	623,498
Redington India Ltd.	447,691	579,917
Reliance Infrastructure Ltd.	384,224	1,591,172
SJVN Ltd.	1,935,430	731,560
Sonata Software Ltd.	269,402	1,373,397
South Indian Bank Ltd. (The)	2,736,263	496,370
SRF Ltd.	24,523	578,857
Sundram Fasteners Ltd.	57,833	463,366
Supreme Industries Ltd.	47,606	660,862
Tata Global Beverages Ltd.	365,294	1,177,921
Torrent Power Ltd.	156,079	474,546
Vijaya Bank	987,398	612,952
Wockhardt Ltd.*	79,478	594,029

Total India		44,839,946
Indonesia – 2.8%
Ace Hardware Indonesia Tbk PT	13,117,100	1,267,565
Adhi Karya Persero Tbk PT	5,138,400	479,306
AKR Corporindo Tbk PT	3,978,245	979,778
Astra Agro Lestari Tbk PT	1,729,966	1,439,558
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,209,900	2,616,924
Bank Pembangunan Daerah Jawa Timur Tbk PT	24,687,700	1,076,872
Bank Tabungan Negara Persero Tbk PT	9,306,316	1,642,493
Bukit Asam Tbk PT	10,421,100	3,021,115
Ciputra Development Tbk PT	6,948,800	408,026
Global Mediacom Tbk PT	10,784,900	292,393
Indah Kiat Pulp & Paper Corp. Tbk PT	1,697,000	1,975,838
Indo Tambangraya Megah Tbk PT	3,201,100	5,553,027
Japfa Comfeed Indonesia Tbk PT	19,425,300	2,672,339
Matahari Department Store Tbk PT	13,317,700	6,188,979
Media Nusantara Citra Tbk PT	20,774,740	1,122,281
Pakuwon Jati Tbk PT	15,526,000	536,583
Puradelta Lestari Tbk PT	99,395,800	873,795
Ramayana Lestari Sentosa Tbk PT	7,357,300	641,848
Summarecon Agung Tbk PT	8,930,400	392,539
Tower Bersama Infrastructure Tbk PT	4,497,103	1,697,561

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
Waskita Beton Precast Tbk PT	53,356,200	$1,281,852
Waskita Karya Persero Tbk PT	12,314,800	1,404,903
Wijaya Karya Beton Tbk PT	27,442,100	670,330
Wijaya Karya Persero Tbk PT	11,080,300	1,014,972

Total Indonesia		39,250,877
Malaysia – 5.5%
7-Eleven Malaysia Holdings Bhd Class B	2,155,178	765,522
AirAsia Group Bhd	11,937,400	9,114,941
Alliance Bank Malaysia Bhd	1,684,147	1,701,035
Ann Joo Resources Bhd	1,077,400	460,794
Berjaya Sports Toto Bhd	7,142,700	4,090,419
Bermaz Auto Bhd	3,649,780	1,860,828
Bursa Malaysia Bhd	1,734,950	3,278,316
Cahya Mata Sarawak Bhd	1,502,000	1,059,766
Dialog Group Bhd	5,850,276	4,933,542
DRB-Hicom Bhd	1,664,700	872,876
Econpile Holdings Bhd	1,259,800	243,528
FGV Holdings Bhd	1,169,800	438,127
Fraser & Neave Holdings Bhd	319,600	2,912,966
Genting Plantations Bhd	595,800	1,366,230
George Kent Malaysia Bhd	690,000	218,412
Globetronics Technology Bhd	1,733,033	1,046,897
Hartalega Holdings Bhd	2,121,088	3,392,921
HeveaBoard Bhd	1,767,200	377,908
Inari Amertron Bhd	3,514,375	1,936,154
IOI Properties Group Bhd	6,144,000	2,479,275
Kossan Rubber Industries	857,000	888,373
KPJ Healthcare Bhd	4,034,400	1,052,834
LBS Bina Group Bhd	5,103,180	998,810
Lingkaran Trans Kota Holdings Bhd	1,256,200	1,384,142
Mah Sing Group Bhd	5,852,577	1,442,462
Malakoff Corp. Bhd	7,535,063	1,593,133
Malaysian Resources Corp. Bhd	2,268,043	394,585
Matrix Concepts Holdings Bhd	2,998,000	1,514,032
Muhibbah Engineering M Bhd	1,410,800	1,026,098
My EG Services Bhd	1,171,100	495,210
Padini Holdings Bhd	1,223,000	1,737,644
Pos Malaysia Bhd	1,071,100	931,729
QL Resources Bhd	700,900	1,156,735
Sapura Energy Bhd*	1,706,100	169,023
Scientex Bhd	544,300	1,167,907
SKP Resources Bhd	2,026,400	680,608
SP Setia Bhd Group	6,694,740	4,367,717
Sunway Bhd	4,698,861	1,714,457
Sunway Construction Group Bhd	2,861,700	1,258,498
Supermax Corp. Bhd	849,900	665,380
Top Glove Corp. Bhd	1,882,180	4,848,143
Tune Protect Group Bhd	3,292,800	608,673
Unisem M Bhd	1,683,600	1,261,124
UOA Development Bhd	2,121,860	1,179,238
VS Industry Bhd	2,920,825	1,220,980

Total Malaysia		76,307,992
Mexico – 3.0%
Bolsa Mexicana de Valores S.A.B. de C.V.	2,246,645	4,596,796
Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,166,121	4,884,827
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,497,743	10,688,867
Grupo Cementos de Chihuahua S.A.B. de C.V.	89,232	586,044
Grupo Comercial Chedraui S.A. de C.V.	446,558	998,945
Grupo Rotoplas S.A.B. de C.V.*(a)	385,249	474,679
Macquarie Mexico Real Estate Management S.A. de C.V.*	6,795,271	8,132,848
Megacable Holdings S.A.B. de C.V. Series CPO	813,342	4,187,792
Prologis Property Mexico S.A. de C.V.	2,144,183	4,334,405
Qualitas Controladora S.A.B. de C.V.	484,055	1,291,210
Regional S.A.B. de C.V.	173,914	1,095,423
Unifin Financiera S.A.B. de C.V. SOFOM ENR(a)	195,049	491,919

Total Mexico		41,763,755
Philippines – 0.9%
Cebu Air, Inc.	636,750	824,958
D&L Industries, Inc.	6,165,500	1,124,008
Energy Development Corp.*	20,335,000	2,664,664
Filinvest Land, Inc.	29,361,000	777,091
Manila Water Co., Inc.	2,595,345	1,176,864
Petron Corp.	3,770,000	606,354
Pilipinas Shell Petroleum Corp.	1,536,790	1,500,383
Robinsons Land Corp.	3,213,426	1,207,339
Robinsons Retail Holdings, Inc.	525,520	775,198
Vista Land & Lifescapes, Inc.	10,058,300	1,133,723

Total Philippines		11,790,582
Poland – 0.7%
Asseco Poland S.A.	510,110	6,595,546
Eurocash S.A.(a)	140,245	687,890
Grupa Azoty S.A.	63,169	541,532
LiveChat Software S.A.	60,545	393,384
Warsaw Stock Exchange	134,506	1,621,983

Total Poland		9,840,335
Russia – 0.1%
TMK PAO PJSC GDR Reg S	321,260	1,330,016
Singapore – 0.4%
IGG, Inc.	4,665,000	5,812,694
South Africa – 10.7%
Adcock Ingram Holdings Ltd.	231,689	1,029,165
Advtech Ltd.	1,161,162	1,218,497
Aeci Ltd.	289,434	2,142,032
African Rainbow Minerals Ltd.	521,194	4,736,001
Alexander Forbes Group Holdings Ltd.	5,334,089	1,865,824
Astral Foods Ltd.	81,286	1,416,377
AVI Ltd.	1,503,815	11,295,150
Barloworld Ltd.	576,554	5,018,225
Blue Label Telecoms Ltd.	1,423,755	527,196

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
City Lodge Hotels Ltd.	91,025	$898,591
Coronation Fund Managers Ltd.	1,716,058	6,534,996
Distell Group Holdings Ltd.	511,678	3,850,444
EOH Holdings Ltd.	317,480	846,015
Foschini Group Ltd. (The)	1,100,149	13,478,161
Harmony Gold Mining Co., Ltd.	1,709,936	2,821,447
Hosken Consolidated Investments Ltd.	61,653	557,660
Hyprop Investments Ltd.	1,746,874	11,393,797
Investec Ltd.	1,284,878	9,036,934
JSE Ltd.	437,702	4,923,790
KAP Industrial Holdings Ltd.	4,384,788	2,392,055
Lewis Group Ltd.(a)	511,111	1,159,740
Massmart Holdings Ltd.	255,522	1,865,958
Metair Investments Ltd.	1,110,659	1,173,349
Mpact Ltd.	688,118	1,155,353
Murray & Roberts Holdings Ltd.	778,487	912,647
Omnia Holdings Ltd.	236,060	2,109,840
Peregrine Holdings Ltd.	738,476	1,135,013
Pick n Pay Stores Ltd.	1,192,383	5,795,396
Pioneer Foods Group Ltd.	450,580	2,929,307
Raubex Group Ltd.	891,580	1,395,530
Reunert Ltd.	672,738	3,612,973
Rhodes Food Group Pty Ltd.(a)	580,439	664,472
Santam Ltd.	185,979	4,323,794
SPAR Group Ltd. (The)	784,392	10,206,173
Tongaat Hulett Ltd.	104,352	545,680
Trencor Ltd.	585,650	1,180,301
Truworths International Ltd.	2,657,646	15,681,543
Tsogo Sun Holdings Ltd.	2,609,665	3,762,012
Wilson Bayly Holmes-Ovcon Ltd.	97,088	1,053,672
Zeder Investments Ltd.	3,255,998	1,051,491

Total South Africa		147,696,601
South Korea – 8.8%
Aekyung Petrochemical Co., Ltd.	31,482	296,585
Ahnlab, Inc.(a)	12,230	585,452
Bukwang Pharmaceutical Co., Ltd.	58,060	1,444,630
Caregen Co., Ltd.	7,362	584,049
Cheil Worldwide, Inc.	120,918	2,360,040
CJ CGV Co., Ltd.	10,873	508,730
CJ ENM Co., Ltd.	4,295	960,252
Com2uS Corp.	11,346	1,499,503
Cosmax, Inc.	6,213	879,370
Cuckoo Holdings Co., Ltd.	4,328	628,179
Daeduck Electronics Co.	132,446	952,823
Daewoong Pharmaceutical Co., Ltd.	5,743	1,004,410
Daishin Securities Co., Ltd.	134,556	1,516,295
DGB Financial Group, Inc.	469,661	4,297,552
Dongkuk Steel Mill Co., Ltd.	78,325	657,386
Dongkuk Structures & Construction Co., Ltd.	109,360	392,878
DONGSUNG Corp.	211,218	1,129,162
Dongwon Development Co., Ltd.	96,600	358,794
Douzone Bizon Co., Ltd.	17,686	974,185
DTR Automotive Corp.	13,146	414,201
Eugene Corp.	158,614	986,646
Grand Korea Leisure Co., Ltd.	109,328	2,459,079
Green Cross Corp.(a)	7,187	1,133,852
Green Cross Holdings Corp.	36,247	942,732
Halla Holdings Corp.	20,247	740,154
Hana Tour Service, Inc.(a)	18,672	1,243,958
Hankook Tire Worldwide Co., Ltd.	24,506	397,663
Hanmi Semiconductor Co., Ltd.	132,792	1,239,033
Hansol Chemical Co., Ltd.	17,735	1,277,464
Hansol Paper Co., Ltd.	65,928	1,200,582
Hite Jinro Co., Ltd.	118,756	1,803,956
Hotel Shilla Co., Ltd.	17,477	1,709,492
Huchems Fine Chemical Corp.	52,540	1,181,765
Hyundai Corp.	47,937	1,434,761
Hyundai Department Store Co., Ltd.	21,035	1,884,948
Hyundai Elevator Co., Ltd.(a)	14,213	1,428,668
Hyundai Home Shopping Network Corp.	11,870	1,187,803
Hyundai Motor Securities Co., Ltd.	87,341	767,703
Hyundai Wia Corp.(a)	33,474	1,278,002
iMarketKorea, Inc.	141,720	840,674
Innocean Worldwide, Inc.	15,404	810,993
IS Dongseo Co., Ltd.	51,962	1,805,846
ISU Chemical Co., Ltd.	48,734	485,473
It’s Hanbul Co., Ltd.	8,889	339,373
Jeju Air Co., Ltd.	21,176	715,889
KEPCO Plant Service & Engineering Co., Ltd.	39,137	1,199,602
Kginicis Co., Ltd.	63,898	1,057,046
KIWOOM Securities Co., Ltd.	13,912	1,222,826
Kolon Industries, Inc.	29,886	1,675,825
Korea Asset In Trust Co., Ltd.	128,854	648,191
Korea Autoglass Corp.	29,610	361,700
Korea Petrochemical Ind Co., Ltd.	6,688	1,112,406
Korea Real Estate Investment & Trust Co., Ltd.	397,304	999,304
Korean Reinsurance Co.	314,698	2,964,701
Kumho Industrial Co., Ltd.	62,313	668,492
Kumho Petrochemical Co., Ltd.	16,267	1,444,489
Kyobo Securities Co., Ltd.	65,143	573,176
Kyungdong Pharm Co., Ltd.	83,944	998,928
LEENO Industrial, Inc.	19,337	1,148,802
LF Corp.	28,470	668,599
LG International Corp.	49,906	996,545
LIG Nex1 Co., Ltd.	10,617	331,647
Lock&Lock Co., Ltd.	66,365	1,023,071
LOTTE Fine Chemical Co., Ltd.	27,019	1,264,175
LS Corp.	41,146	2,540,907
LS Industrial Systems Co., Ltd.	24,669	1,659,056
Mando Corp.(a)	63,085	1,962,076
Medy-Tox, Inc.	1,627	907,922
Meritz Financial Group, Inc.	101,864	1,152,484
Meritz Fire & Marine Insurance Co., Ltd.	194,853	3,399,058
Meritz Securities Co., Ltd.	1,896,703	7,104,621
Mirae Asset Life Insurance Co., Ltd.	92,761	429,832
Modetour Network, Inc.	20,805	471,711

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
Moorim P&P Co., Ltd.	144,209	$1,371,562
Muhak Co., Ltd.	48,127	665,990
Nexen Tire Corp.(a)	87,548	755,316
NICE Information Service Co., Ltd.	64,504	598,955
NongShim Co., Ltd.	3,853	845,802
NS Shopping Co., Ltd.	69,646	809,947
OCI Co., Ltd.	7,166	710,624
Paradise Co., Ltd.(a)	119,871	2,263,960
Partron Co., Ltd.	122,831	830,500
Poongsan Corp.	29,307	838,853
POSCO Chemtech Co., Ltd.	35,104	2,310,202
Posco Daewoo Corp.	119,595	2,258,747
S&T Motiv Co., Ltd.	18,591	505,313
Seah Besteel Corp.	39,432	693,193
SeAH Steel Corp.†	7,447	459,878
SFA Engineering Corp.	20,138	664,459
Shinsegae, Inc.	4,637	1,515,359
Silicon Works Co., Ltd.	31,970	1,168,703
SK Discovery Co., Ltd.	6,196	187,402
SK Gas Ltd.	11,818	897,071
SK Materials Co., Ltd.(a)	10,582	1,741,010
SK Networks Co., Ltd.	226,651	1,123,805
SKC Co., Ltd.	50,543	1,943,348
Soulbrain Co., Ltd.	10,693	579,355
Ssangyong Cement Industrial Co., Ltd.(a)	416,309	2,420,728
Sungwoo Hitech Co., Ltd.	63,650	245,591
Youlchon Chemical Co., Ltd.	62,629	742,458
Youngone Corp.	18,261	650,268
Yuhan Corp.	5,198	1,136,367

Total South Korea		121,662,943
Taiwan – 27.5%
AcBel Polytech, Inc.(a)	1,678,303	1,121,324
Accton Technology Corp.(a)	1,135,633	3,161,458
Acer, Inc.*(a)	7,439,000	6,151,860
Adlink Technology, Inc.	413,000	653,999
Alpha Networks, Inc.	895,000	474,863
Altek Corp.(a)	830,000	740,756
Arcadyan Technology Corp.(a)	922,000	1,639,688
Asia Optical Co., Inc.(a)	101,000	239,161
Asia Vital Components Co., Ltd.	1,034,000	922,821
Aten International Co., Ltd.	528,000	1,414,548
Aurora Corp.	256,000	794,000
BES Engineering Corp.(a)	3,713,000	1,021,492
Capital Securities Corp.(a)	4,844,340	1,634,189
Chang Wah Electromaterials, Inc.	195,000	881,342
Charoen Pokphand Enterprise(a)	636,000	1,072,741
Chaun-Choung Technology Corp.	442,000	1,236,262
Cheng Loong Corp.(a)	1,625,000	1,309,239
Cheng Uei Precision Industry Co., Ltd.	875,820	742,925
Chicony Electronics Co., Ltd.	2,505,652	5,071,539
Chicony Power Technology Co., Ltd.(a)	299,625	412,643
Chilisin Electronics Corp.	303,143	929,296
Chin-Poon Industrial Co., Ltd.(a)	988,650	1,219,096
China Bills Finance Corp.	4,492,000	2,059,673
China General Plastics Corp.(a)	1,257,795	1,050,463
China Metal Products Co., Ltd.(a)	1,355,000	1,371,287
China Steel Chemical Corp.(a)	507,726	2,419,485
China Synthetic Rubber Corp.(a)	1,954,669	2,522,319
Chong Hong Construction Co., Ltd.	1,367,000	3,478,725
Chroma ATE, Inc.(a)	675,132	3,239,342
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,530,000	1,042,282
Cleanaway Co., Ltd.(a)	319,161	1,824,046
Clevo Co.*	594,000	564,176
Compeq Manufacturing Co., Ltd.(a)	2,069,000	1,633,082
CTCI Corp.	2,138,190	3,438,415
Cub Elecparts, Inc.(a)	134,577	1,002,727
CyberPower Systems, Inc.	219,000	619,710
CyberTAN Technology, Inc.(a)	1,066,000	535,915
Darfon Electronics Corp.	630,000	922,314
DFI, Inc.	300,000	693,676
Elan Microelectronics Corp.	949,156	1,582,289
Elite Advanced Laser Corp.(a)	362,312	803,345
Elite Material Co., Ltd.(a)	752,163	2,118,561
Elite Semiconductor Memory Technology, Inc.	372,000	403,884
Ennoconn Corp.(a)	67,000	613,320
Eternal Materials Co., Ltd.(a)	2,852,494	2,475,718
Eva Airways Corp.(a)	2,490,482	1,211,268
Evergreen International Storage & Transport Corp.	1,077,000	476,190
Everlight Chemical Industrial Corp.(a)	2,163,000	1,260,977
Everlight Electronics Co., Ltd.(a)	1,969,165	2,012,182
Far Eastern Department Stores Ltd.	3,832,841	2,146,582
Far Eastern International Bank(a)	9,904,258	3,503,291
Faraday Technology Corp.(a)	371,200	662,575
Farglory Land Development Co., Ltd.	1,855,640	1,950,874
Feng Hsin Steel Co., Ltd.	930,950	1,847,692
FLEXium Interconnect, Inc.(a)	429,028	1,216,842
Flytech Technology Co., Ltd.(a)	591,655	1,457,192
Formosa Laboratories, Inc.	272,594	433,001
Foxsemicon Integrated Technology, Inc.	150,197	681,305
Gemtek Technology Corp.(a)	1,311,000	1,000,436
Getac Technology Corp.	1,905,292	2,492,923
Giant Manufacturing Co., Ltd.(a)	848,000	3,638,293
Gigabyte Technology Co., Ltd.(a)	2,430,000	3,836,046
Global Unichip Corp.	108,000	958,569
Globe Union Industrial Corp.	883,000	474,280
Grand Pacific Petrochemical(a)	2,360,000	2,349,720
Grape King Bio Ltd.	256,988	1,805,388
Great Wall Enterprise Co., Ltd.	1,984,387	2,453,431
Greatek Electronics, Inc.	1,434,000	2,367,065
HannStar Display Corp.(a)	8,576,000	2,115,000
Highwealth Construction Corp.(a)	8,437,613	13,375,052
Hiwin Technologies Corp.	27,516	227,550
Holtek Semiconductor, Inc.	806,773	2,092,700
Holy Stone Enterprise Co., Ltd.(a)	397,000	1,781,319
Hota Industrial Manufacturing Co., Ltd.(a)	385,427	1,666,275

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
Hsin Kuang Steel Co., Ltd.(a)	494,000	$729,683
Huaku Development Co., Ltd.	1,132,296	2,484,650
Huang Hsiang Construction Corp.(a)	1,639,000	1,438,614
Hung Sheng Construction Ltd.(a)	1,410,800	1,400,034
IEI Integration Corp.	1,108,258	1,386,548
Inventec Corp.	14,362,992	12,889,201
ITEQ Corp.	830,000	1,603,838
Jentech Precision Industrial Co., Ltd.	153,000	405,889
Kenda Rubber Industrial Co., Ltd.(a)	1,456,039	1,454,465
Kindom Construction Corp.(a)	1,713,187	1,220,379
King Slide Works Co., Ltd.(a)	119,004	1,562,919
King Yuan Electronics Co., Ltd.(a)	3,757,000	2,510,163
King’s Town Bank	2,863,000	2,878,659
Kinik Co.(a)	567,495	1,232,271
Kinsus Interconnect Technology Corp.(a)	779,368	1,327,322
Kung Long Batteries Industrial Co., Ltd.	318,000	1,494,547
L&K Engineering Co., Ltd.	562,000	569,675
LCY Chemical Corp.	2,877,000	4,890,325
Lien Hwa Industrial Corp.(a)	2,984,830	3,450,840
Lion Travel Service Co., Ltd.	254,000	745,371
Lite-On Semiconductor Corp.(a)	552,000	539,652
Long Chen Paper Co., Ltd.(a)	1,799,242	1,246,323
Lotes Co., Ltd.(a)	205,233	1,280,480
Makalot Industrial Co., Ltd.(a)	676,667	3,357,516
Marketech International Corp.	511,000	967,340
Mercuries & Associates Holding Ltd.(a)	708,560	553,472
Merida Industry Co., Ltd.	559,043	2,618,254
Merry Electronics Co., Ltd.(a)	489,146	2,218,803
Micro-Star International Co., Ltd.(a)	2,826,877	7,638,206
Mirle Automation Corp.	684,560	942,775
momo.com, Inc.	127,000	738,300
Namchow Holdings Co., Ltd.	482,086	808,398
Nan Kang Rubber Tire Co., Ltd.(a)	2,266,000	1,914,741
Nan Ya Printed Circuit Board Corp.*	550,000	541,300
Nantex Industry Co., Ltd.	1,119,615	1,076,236
Novatek Microelectronics Corp.	2,493,000	12,329,054
Nuvoton Technology Corp.(a)	458,000	665,257
OptoTech Corp.(a)	1,955,485	1,460,225
Pan-International Industrial Corp.(a)	954,000	681,138
Posiflex Technology, Inc.	333,727	1,202,305
Powertech Technology, Inc.	2,168,000	5,914,728
Primax Electronics Ltd.	1,038,000	1,660,705
Prince Housing & Development Corp.	2,909,460	1,038,650
Qisda Corp.(a)	7,136,000	4,662,601
Quang Viet Enterprise Co., Ltd.(a)	248,000	1,116,824
Radiant Opto-Electronics Corp.(a)	2,016,252	4,556,427
Realtek Semiconductor Corp.	1,186,770	5,286,107
Rechi Precision Co., Ltd.(a)	1,492,000	1,285,154
Ruentex Industries Ltd.(a)	1,023,000	2,033,737
Run Long Construction Co., Ltd.(a)	1,359,000	2,692,808
Sanyang Motor Co., Ltd.(a)	2,696,000	1,810,107
SDI Corp.(a)	523,000	1,365,182
Sercomm Corp.(a)	774,488	1,268,280
Sheng Yu Steel Co., Ltd.	562,000	388,373
Shin Zu Shing Co., Ltd.(a)	303,000	838,552
Shinkong Synthetic Fibers Corp.	3,555,000	1,461,214
Shiny Chemical Industrial Co., Ltd.	250,000	777,847
Sigurd Microelectronics Corp.	1,081,000	1,196,666
Sinbon Electronics Co., Ltd.(a)	535,120	1,493,211
Sincere Navigation Corp.(a)	755,000	386,983
Sinon Corp.	2,119,000	1,193,686
Sinyi Realty, Inc.	1,056,227	1,169,242
Sitronix Technology Corp.(a)	616,000	1,690,656
Standard Foods Corp.(a)	741,896	1,234,347
Sunny Friend Environmental Technology Co., Ltd.(a)	162,000	1,183,179
Sunonwealth Electric Machine Industry Co., Ltd.(a)	815,000	1,165,125
Sunspring Metal Corp.(a)	729,000	857,141
Supreme Electronics Co., Ltd.	1,834,000	1,801,985
Syncmold Enterprise Corp.	763,220	1,432,303
Synnex Technology International Corp.	2,740,600	3,496,098
Systex Corp.(a)	715,000	1,498,706
TA Chen Stainless Pipe(a)	1,419,989	2,488,108
Taichung Commercial Bank Co., Ltd.(a)	10,596,427	3,730,770
Taiflex Scientific Co., Ltd.(a)	473,000	512,767
Tainan Spinning Co., Ltd.(a)	2,890,000	1,258,867
Taiwan Business Bank	4,184,800	1,521,347
Taiwan Cogeneration Corp.	2,226,970	1,954,698
Taiwan Fertilizer Co., Ltd.(a)	2,637,000	4,015,999
Taiwan FU Hsing Industrial Co., Ltd.	1,342,000	1,522,952
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	941,692	1,576,015
Taiwan Paiho Ltd.(a)	368,000	730,384
Taiwan PCB Techvest Co., Ltd.	704,302	641,260
Taiwan Sakura Corp.	711,000	882,550
Taiwan Secom Co., Ltd.(a)	653,674	1,888,254
Taiwan Styrene Monomer	4,013,000	3,187,215
Taiwan Surface Mounting Technology Corp.(a)	1,525,000	1,995,341
Taiwan TEA Corp.(a)	2,732,000	1,391,367
Teco Electric and Machinery Co., Ltd.	4,175,683	3,029,227
Test Research, Inc.(a)	1,201,115	1,903,972
Thinking Electronic Industrial Co., Ltd.(a)	165,000	445,289
Thye Ming Industrial Co., Ltd.	1,094,000	1,254,053
Ton Yi Industrial Corp.(a)	2,454,538	1,145,553
Tong Hsing Electronic Industries Ltd.(a)	484,918	1,532,591
Tong Yang Industry Co., Ltd.(a)	1,044,685	1,443,871
Topco Scientific Co., Ltd.	752,521	1,742,483
Transcend Information, Inc.(a)	1,046,479	2,399,159
Tripod Technology Corp.	1,230,928	3,358,212
TSRC Corp.(a)	1,458,011	1,618,792
Tung Ho Steel Enterprise Corp.(a)	2,791,153	2,166,519
TXC Corp.(a)	1,503,549	1,684,125
TYC Brother Industrial Co., Ltd.(a)	855,000	788,270
U-Ming Marine Transport Corp.(a)	679,420	781,045
Unimicron Technology Corp.	1,452,000	953,480
UPC Technology Corp.	1,764,920	884,396
USI Corp.	1,882,090	862,976
Visual Photonics Epitaxy Co., Ltd.(a)	550,750	1,372,681

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
Vivotek, Inc.(a)	291,115	$873,355
Voltronic Power Technology Corp.(a)	112,315	1,971,665
Walsin Lihwa Corp.	8,529,000	5,740,378
Wan Hai Lines Ltd.	2,054,000	1,123,434
Well Shin Technology Co., Ltd.(a)	574,000	947,486
Wistron Corp.(a)	11,230,007	7,319,200
Wistron NeWeb Corp.(a)	879,722	2,134,982
Wowprime Corp.	120,000	323,060
WPG Holdings Ltd.†	6,308,759	7,830,936
WT Microelectronics Co., Ltd.(a)	1,830,678	2,557,181
Yageo Corp.(a)	381,442	5,734,185
YC INOX Co., Ltd.(a)	2,268,000	1,957,286
Yieh Phui Enterprise Co., Ltd.(a)	2,876,400	989,166
Yulon Motor Co., Ltd.(a)	1,592,000	1,131,445
Yungtay Engineering Co., Ltd.(a)	1,159,790	1,817,573
Zeng Hsing Industrial Co., Ltd.	459,000	2,134,674
Zinwell Corp.	836,186	540,879

Total Taiwan		380,957,279
Thailand – 6.9%
Amata Corp. PCL NVDR(a)	2,108,400	1,571,195
Ananda Development PCL NVDR	5,917,800	924,084
AP Thailand PCL NVDR	5,171,500	1,455,184
Bangkok Aviation Fuel Services PCL NVDR	1,007,000	1,066,473
Bangkok Chain Hospital PCL NVDR	2,265,600	1,457,158
Bangkok Land PCL NVDR	55,492,914	3,071,500
Bangkok Life Assurance PCL NVDR(a)	441,800	443,986
Bangkok Ranch PCL NVDR	3,917,400	690,451
Banpu PCL NVDR(a)	6,391,286	3,774,693
BCPG PCL NVDR	2,198,300	1,543,024
Beauty Community PCL NVDR(a)	4,482,600	1,677,163
BEC World PCL NVDR	1,658,600	356,440
Carabao Group PCL NVDR(a)	620,300	1,035,751
Central Plaza Hotel PCL NVDR(a)	1,028,100	1,327,247
CH Karnchang PCL NVDR	1,588,425	1,338,422
Dhipaya Insurance PCL NVDR(a)	2,025,944	1,541,071
Eastern Polymer Group PCL NVDR(a)	1,822,100	495,810
Eastern Water Resources Development and Management PCL NVDR(a)	1,952,000	663,946
Forth Smart Service PCL NVDR(a)	1,212,605	316,837
GFPT PCL NVDR	2,425,200	1,109,863
Global Power Synergy PCL NVDR(a)	1,356,600	2,841,981
Gunkul Engineering PCL NVDR(a)	7,033,533	682,910
Hana Microelectronics PCL NVDR	692,000	845,207
Inter Far East Energy Corp. NVDR*†	4,230,700	0
Jasmine International PCL NVDR(a)	19,989,900	3,430,549
Karmarts PCL NVDR(a)	2,163,700	309,100
KCE Electronics PCL NVDR	2,293,700	2,996,562
KGI Securities Thailand PCL NVDR	8,492,000	1,186,884
Khon Kaen Sugar Industry PCL NVDR(a)	3,793,600	396,486
Kiatnakin Bank PCL NVDR	2,485,406	5,783,142
LPN Development PCL NVDR	4,484,118	1,442,017
Major Cineplex Group PCL NVDR	2,157,800	1,641,369
Malee Group PCL NVDR(a)	376,100	175,606
MC Group PCL NVDR	2,182,000	863,624
MCS Steel PCL NVDR(a)	2,128,500	464,005
Mega Lifesciences PCL NVDR(a)	366,400	422,028
Polyplex Thailand PCL NVDR	1,239,500	640,063
Pruksa Holding PCL NVDR(a)	3,440,900	2,255,630
Quality Houses PCL NVDR	29,907,344	3,199,734
Ratchaburi Electricity Generating Holding PCL NVDR(a)	1,908,300	3,053,634
Robinson PCL NVDR	1,127,600	2,458,126
Siam City Cement PCL NVDR(a)	379,254	2,931,772
Siam Global House PCL NVDR	1,536,879	997,973
Siamgas & Petrochemicals PCL NVDR	3,674,500	1,408,899
Sino-Thai Engineering & Construction PCL NVDR*	924,500	711,814
Somboon Advance Technology PCL NVDR	1,230,100	836,803
SPCG PCL NVDR	3,038,800	1,992,040
Star Petroleum Refining PCL NVDR	9,583,770	4,415,528
Taokaenoi Food & Marketing PCL NVDR(a)	1,201,380	646,383
Thai Vegetable Oil PCL NVDR	3,339,600	2,994,694
Thanachart Capital PCL NVDR	1,588,100	2,639,467
Tipco Asphalt PCL NVDR(a)	3,773,500	1,890,251
Tisco Financial Group PCL NVDR	1,896,757	4,911,979
TPI Polene PCL NVDR	11,118,510	632,593
TPI Polene Power PCL NVDR(a)	9,043,800	1,859,656
Unique Engineering & Construction PCL NVDR	1,601,400	722,957
Vibhavadi Medical Center PCL NVDR	22,346,600	1,768,933
WHA Corp. PCL NVDR	29,106,600	3,924,081

Total Thailand		96,234,778
Turkey – 1.3%
AG Anadolu Grubu Holding AS	148,751	425,654
Aksa Akrilik Kimya Sanayii AS	769,099	1,282,834
Alarko Holding AS	1,576,016	642,758
Anadolu Cam Sanayii AS	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	4
Borusan Mannesmann Boru Sanayi ve Ticaret AS	257,714	370,657
Cimsa Cimento Sanayi ve Ticaret AS	276,794	414,686
EGE Endustri VE Ticaret AS	6,008	430,050
Is Gayrimenkul Yatirim Ortakligi AS	2,893,425	438,303
Kordsa Teknik Tekstil AS(a)	296,967	473,581
Otokar Otomotiv Ve Savunma Sanayi AS(a)	25,891	357,723
Soda Sanayii AS	2,315,447	2,671,092
Tat Gida Sanayi AS(a)	551,399	411,211
TAV Havalimanlari Holding AS	759,150	3,952,893
Tekfen Holding AS	565,994	2,036,987
Torunlar Gayrimenkul Yatirim Ortakligi AS	777,924	229,209
Trakya Cam Sanayii AS	2,109,465	1,509,946
Turk Traktor ve Ziraat Makineleri AS	101,817	813,546
Turkiye Sise ve Cam Fabrikalari AS	1,495,773	1,454,117
Ulker Biskuvi Sanayi AS*	214,930	605,724

Total Turkey		18,520,976
TOTAL COMMON STOCKS (Cost: $1,357,738,791)		1,381,390,852
WARRANTS – 0.0%
Malaysia – 0.0%
Econpile Holdings Bhd, expiring 1/2/23* (Cost: $0)	253,100	9,174

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $18,793,092)(d)	18,793,092	$18,793,092
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $1,376,531,883)		1,400,193,118
Other Assets less Liabilities – (0.9)%		(12,792,544)

NET ASSETS – 100.0%		$1,387,400,574

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $8,591,547, which represents 0.62% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $153,263,967 and the total market value of the collateral held by the Fund was $193,090,188. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $174,297,096.

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	2,453,535	USD	74,867,162	TWD	$1,527	$—
Bank of America N.A.	10/4/2018	807,162	USD	895,465,493	KRW	—	(109)
Citibank N.A.	10/1/2018	640,228	USD	9,000,000	ZAR	4,241	—
Credit Suisse International	10/1/2018	792,460	USD	884,306,078	KRW	—	(4,751)
Credit Suisse International	10/1/2018	396,230	USD	442,153,031	KRW	—	(2,375)
HSBC Holdings PLC	10/2/2018	151,792	USD	1,186,000	HKD	224	—
Merrill Lynch International	10/3/2018	366,801	USD	1,466,106	BRL	—	(317)
Merrill Lynch International	10/3/2018	509,849	USD	2,110,519	MYR	—	(123)
State Street Bank and Trust	10/1/2018	64,945	USD	260,000	BRL	—	(160)
State Street Bank and Trust	10/1/2018	83,640	USD	1,250,000,000	IDR	—	(244)
State Street Bank and Trust	10/1/2018	177,551	USD	12,900,000	INR	—	(404)
State Street Bank and Trust	10/1/2018	265,412	USD	1,100,000	MYR	—	(385)
State Street Bank and Trust	10/1/2018	524,206	USD	17,000,000	THB	—	(1,459)
State Street Bank and Trust	10/1/2018	360,089	USD	11,000,000	TWD	—	(177)
State Street Bank and Trust	10/3/2018	63,873	USD	500,000	HKD	—	(25)
						$5,992	$(10,529)

CURRENCY LEGEND

BRL – Brazilian real

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MYR – Malaysian ringgit

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 5.9%
Aristocrat Leisure Ltd.	17,499	$360,091
carsales.com Ltd.	16,514	172,778
Cochlear Ltd.	2,116	307,186
Crown Resorts Ltd.	79,365	786,142
CSL Ltd.	13,444	1,956,279
Domino’s Pizza Enterprises Ltd.(a)	3,927	151,162
Magellan Financial Group Ltd.	14,746	295,438
Northern Star Resources Ltd.	23,984	144,035
REA Group Ltd.	3,812	237,010

Total Australia		4,410,121
Austria – 0.1%
ams AG*	884	49,648
Belgium – 0.2%
Melexis N.V.	1,767	136,790
Brazil – 0.6%
CCR S.A.	28,458	60,286
Estacio Participacoes S.A.	10,641	66,587
Localiza Rent a Car S.A.	9,615	54,774
Lojas Renner S.A.	8,997	69,839
M. Dias Branco S.A.	2,141	21,118
Natura Cosmeticos S.A.	1,408	10,006
Odontoprev S.A.	12,540	40,224
Smiles Fidelidade S.A.	2,873	33,093
Ultrapar Participacoes S.A.	6,690	62,535

Total Brazil		418,462
Canada – 3.1%
Alimentation Couche-Tard, Inc. Class B	6,337	316,752
Canadian Pacific Railway Ltd.	3,489	737,506
CI Financial Corp.	30,604	485,601
Constellation Software, Inc.	269	197,675
Dollarama, Inc.	2,882	90,723
Open Text Corp.	9,122	346,856
Toromont Industries Ltd.	2,419	124,955
Winpak Ltd.	498	18,354

Total Canada		2,318,422
Chile – 0.1%
Aguas Andinas S.A. Class A	116,779	64,457
China – 2.8%
AAC Technologies Holdings, Inc.	8,000	83,119
Anhui Conch Cement Co., Ltd. Class H	19,500	117,749
ANTA Sports Products Ltd.	27,000	129,567
Beijing Enterprises Water Group Ltd.*	72,000	38,370
Brilliance China Automotive Holdings Ltd.	22,000	35,594
China Conch Venture Holdings Ltd.	30,000	104,666
China Gas Holdings Ltd.	25,600	72,466
China Medical System Holdings Ltd.	17,000	23,637
China State Construction International Holdings Ltd.	44,000	46,503
China Yongda Automobiles Services Holdings Ltd.(a)	10,000	8,984
CIFI Holdings Group Co., Ltd.	150,000	69,011
CSPC Pharmaceutical Group Ltd.	130,400	276,968
Geely Automobile Holdings Ltd.	23,000	45,854
Guangzhou Automobile Group Co., Ltd. Class H	44,400	49,195
Haier Electronics Group Co., Ltd.*	6,000	16,294
Haitian International Holdings Ltd.	18,000	40,072
Kingboard Laminates Holdings Ltd.	4,500	3,991
Logan Property Holdings Co., Ltd.(a)	72,000	81,340
Minth Group Ltd.	12,000	49,534
Shenzhou International Group Holdings Ltd.	18,200	233,521
Sihuan Pharmaceutical Holdings Group Ltd.	39,000	7,975
Sino Biopharmaceutical Ltd.	40,250	37,550
SITC International Holdings Co., Ltd.	35,000	28,269
Sunny Optical Technology Group Co., Ltd.	2,400	27,696
Tencent Holdings Ltd.	8,800	363,476
TravelSky Technology Ltd. Class H	11,000	28,608
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	10,500	6,293
Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,300	35,989

Total China		2,062,291
Denmark – 2.8%
Ambu A/S Class B	1,235	29,681
Chr Hansen Holding A/S	6,207	630,334
Dfds A/S	3,718	184,153
DSV A/S	1,745	158,726
Pandora A/S	14,661	915,920
SimCorp A/S	1,648	142,716

Total Denmark		2,061,530
Finland – 0.2%
Konecranes Oyj	4,341	166,288
France – 1.2%
Cie Plastic Omnium S.A.	4,684	176,706
Ipsen S.A.	1,570	264,050
Sartorius Stedim Biotech	1,634	224,900
SEB S.A.	1,130	192,412
Trigano S.A.	227	24,837

Total France		882,905
Germany – 4.5%
adidas AG	4,748	1,163,071
AURELIUS Equity Opportunities SE & Co. KGaA	5,333	282,335
CompuGroup Medical SE	739	42,712
Covestro AG(b)	8,942	725,575
CTS Eventim AG & Co. KGaA	5,806	260,440
Diebold Nixdorf AG	2,102	138,187
Fuchs Petrolub SE	3,505	173,020
Nemetschek SE	746	109,176
United Internet AG Registered Shares	6,679	316,125
Wirecard AG	570	123,606

Total Germany		3,334,247
Hong Kong – 2.0%
Galaxy Entertainment Group Ltd.	104,000	659,893
PCCW Ltd.	1,228,000	715,623
Vitasoy International Holdings Ltd.	42,000	143,312

Total Hong Kong		1,518,828

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2018

Investments	Shares	Value
India – 2.1%
Adani Ports & Special Economic Zone Ltd.	4,159	$18,870
Alkem Laboratories Ltd.	173	4,904
Asian Paints Ltd.	2,876	51,311
Aurobindo Pharma Ltd.	1,410	14,480
Bharat Forge Ltd.	2,822	23,401
Biocon Ltd.	658	6,275
Cadila Healthcare Ltd.	1,263	6,724
Cipla Ltd.	881	7,949
Cummins India Ltd.	2,140	19,871
Dabur India Ltd.	1,836	10,812
Eicher Motors Ltd.	18	6,006
Emami Ltd.	637	4,345
Endurance Technologies Ltd.(b)	220	4,025
Godrej Consumer Products Ltd.	2,087	22,124
Hero MotoCorp Ltd.	2,152	87,079
Hindustan Unilever Ltd.	10,870	241,182
Hindustan Zinc Ltd.	780	3,113
Indraprastha Gas Ltd.	793	2,658
InterGlobe Aviation Ltd.(b)	855	9,744
ITC Ltd.	44,175	181,447
Kansai Nerolac Paints Ltd.	503	3,192
Marico Ltd.	2,373	10,903
Maruti Suzuki India Ltd.	873	88,492
Motherson Sumi Systems Ltd.	6,271	22,215
Motilal Oswal Financial Services Ltd.	678	6,302
Natco Pharma Ltd.	412	4,271
Nestle India Ltd.	116	15,522
Pidilite Industries Ltd.	3,063	44,191
Sun Pharmaceutical Industries Ltd.	6,393	54,965
Sun TV Network Ltd.	1,389	11,770
Tata Consultancy Services Ltd.	17,576	529,462
Torrent Pharmaceuticals Ltd.	755	17,212
UPL Ltd.	1,755	16,083
Vakrangee Ltd.	7,867	3,077
Whirlpool of India Ltd.	179	3,332
Zee Entertainment Enterprises Ltd.	1,970	11,920

Total India		1,569,229
Indonesia – 0.8%
Chandra Asri Petrochemical Tbk PT	11,200	3,698
Hanjaya Mandala Sampoerna Tbk PT	241,500	62,395
Kalbe Farma Tbk PT	227,200	21,041
Matahari Department Store Tbk PT	72,000	33,460
Pakuwon Jati Tbk PT	82,100	2,837
Surya Citra Media Tbk PT	157,000	19,755
Telekomunikasi Indonesia Persero Tbk PT	1,404,800	343,151
Unilever Indonesia Tbk PT	22,900	72,266
United Tractors Tbk PT	21,200	46,948

Total Indonesia		605,551
Italy – 2.0%
Brembo SpA	10,658	139,638
Brunello Cucinelli SpA	1,175	45,788
De’ Longhi SpA	9,580	301,101
Ferrari N.V.	2,597	357,747
IMA Industria Macchine Automatiche SpA	1,950	163,414
Moncler SpA	4,069	175,340
Recordati SpA	8,474	287,009

Total Italy		1,470,037
Japan – 9.1%
Asahi Intecc Co., Ltd.	1,600	69,868
Fast Retailing Co., Ltd.	2,200	1,121,838
Fujitsu General Ltd.(a)	3,000	50,368
Haseko Corp.	16,900	219,461
Japan Lifeline Co., Ltd.	900	19,064
Kakaku.com, Inc.	10,000	195,624
Kaken Pharmaceutical Co., Ltd.	3,000	159,528
M3, Inc.	5,000	113,483
Mixi, Inc.	4,100	98,399
MonotaRO Co., Ltd.(a)	4,200	118,510
Murata Manufacturing Co., Ltd.	7,600	1,168,587
Nihon M&A Center, Inc.	2,400	72,052
Open House Co., Ltd.	2,100	103,535
Oracle Corp.	3,700	298,385
Park24 Co., Ltd.	9,500	287,296
Pigeon Corp.	4,300	242,286
Pilot Corp.	800	48,105
Relo Group, Inc.	2,100	61,751
Ryohin Keikaku Co., Ltd.	500	148,787
Seria Co., Ltd.(a)	500	17,696
Shimano, Inc.	2,100	338,522
Start Today Co., Ltd.	5,700	172,628
Trend Micro, Inc.	7,900	508,421
USS Co., Ltd.	13,900	258,090
Yahoo Japan Corp.	227,200	818,108
Zenkoku Hosho Co., Ltd.	2,200	88,031

Total Japan		6,798,423
Malaysia – 0.2%
Fraser & Neave Holdings Bhd	6,700	61,067
HAP Seng Consolidated Bhd	38,300	91,620
Hartalega Holdings Bhd	5,200	8,318

Total Malaysia		161,005
Mexico – 0.6%
America Movil S.A.B. de C.V. Series L	398,485	320,506
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	4,712	96,418
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	34,306	61,093

Total Mexico		478,017
Netherlands – 2.4%
ASML Holding N.V.	8,366	1,563,482
BE Semiconductor Industries N.V.	4,060	85,684
TKH Group N.V.	2,113	119,031

Total Netherlands		1,768,197
New Zealand – 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	24,852	247,958
Ryman Healthcare Ltd.	22,157	205,646

Total New Zealand		453,604

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2018

Investments	Shares	Value
Norway – 4.1%
Entra ASA(b)	14,704	$211,262
Leroy Seafood Group ASA	33,089	269,887
Marine Harvest ASA	74,679	1,729,118
Salmar ASA	13,303	663,573
Tomra Systems ASA	6,037	150,493

Total Norway		3,024,333
Philippines – 0.1%
DMCI Holdings, Inc.	146,600	30,878
Jollibee Foods Corp.	1,310	6,231
Semirara Mining & Power Corp.	39,270	19,406

Total Philippines		56,515
Poland – 0.0%
CCC S.A.	162	9,669
CD Projekt S.A.*	404	20,528

Total Poland		30,197
Russia – 2.9%
Magnit PJSC GDR Reg S	6,822	96,907
MMC Norilsk Nickel PJSC ADR	41,040	709,992
Novatek PJSC GDR Reg S	1,854	341,136
Tatneft PJSC ADR	12,831	981,571

Total Russia		2,129,606
Singapore – 0.1%
First Resources Ltd.	71,500	87,913
South Africa – 1.5%
AVI Ltd.	10,790	81,044
Capitec Bank Holdings Ltd.	1,163	84,176
Clicks Group Ltd.	5,394	66,704
Discovery Ltd.	8,311	99,841
Mr. Price Group Ltd.	7,055	113,797
Naspers Ltd. Class N	751	161,949
Netcare Ltd.	43,246	73,985
Pick n Pay Stores Ltd.	7,628	37,075
Rand Merchant Investment Holdings Ltd.	10,996	30,001
RMB Holdings Ltd.	35,409	198,048
Santam Ltd.	1,923	44,707
Shoprite Holdings Ltd.	9,468	128,225

Total South Africa		1,119,552
South Korea – 3.1%
BGF Co., Ltd.	886	7,508
Hanssem Co., Ltd.	58	4,005
Medy-Tox, Inc.	16	8,929
NAVER Corp.	35	22,592
NCSoft Corp.	205	81,778
Samsung Electronics Co., Ltd.	43,020	1,801,469
SK Holdings Co., Ltd.	355	91,850
SK Hynix, Inc.	3,979	262,218

Total South Korea		2,280,349
Spain – 5.4%
Industria de Diseno Textil S.A.	132,104	4,006,285
Sweden – 5.1%
Atlas Copco AB Class A	39,237	1,130,360
Atlas Copco AB Class B	20,005	533,462
Evolution Gaming Group AB(b)	558	39,749
Hemfosa Fastigheter AB	16,517	227,515
Indutrade AB	3,916	105,945
Intrum AB(a)	5,687	147,783
Investment AB Latour Class B(a)	19,828	247,259
JM AB	6,191	121,478
Peab AB	27,856	254,811
Sandvik AB	57,189	1,014,434

Total Sweden		3,822,796
Switzerland – 10.9%
EMS-Chemie Holding AG Registered Shares	1,456	871,990
Geberit AG Registered Shares	1,899	884,956
Givaudan S.A. Registered Shares	563	1,390,785
Kuehne + Nagel International AG Registered Shares	8,880	1,413,636
Partners Group Holding AG	1,417	1,129,335
Roche Holding AG Bearer Shares	5,437	1,329,193
Schindler Holding AG Participation Certificate	1,304	326,534
Sonova Holding AG Registered Shares	2,134	426,669
Straumann Holding AG Registered Shares	249	188,127
Temenos AG Registered Shares*	853	139,023

Total Switzerland		8,100,248
Taiwan – 6.5%
Advantech Co., Ltd.	8,000	59,608
Catcher Technology Co., Ltd.	22,000	242,099
Eclat Textile Co., Ltd.	4,283	53,024
Feng TAY Enterprise Co., Ltd.	14,440	88,911
Formosa Plastics Corp.	216,000	827,695
Hotai Motor Co., Ltd.	11,000	94,209
Largan Precision Co., Ltd.	1,000	119,051
Nan Ya Plastics Corp.	307,000	852,638
Nien Made Enterprise Co., Ltd.	4,000	31,310
Novatek Microelectronics Corp.	39,000	192,873
Standard Foods Corp.	9,000	14,974
Taiwan Semiconductor Manufacturing Co., Ltd.	261,000	2,243,884

Total Taiwan		4,820,276
Thailand – 0.5%
Airports of Thailand PCL NVDR	41,500	84,052
Bumrungrad Hospital PCL NVDR	5,200	29,907
Central Pattana PCL NVDR	15,550	39,909
CP ALL PCL	72,756	155,231
Energy Absolute PCL NVDR	4,000	5,968
Home Product Center PCL NVDR	118,600	57,943
Minor International PCL	11,600	14,706

Total Thailand		387,716
Turkey – 0.3%
Arcelik AS	19,192	44,248
BIM Birlesik Magazalar AS	845	11,443
Petkim Petrokimya Holding AS	52,972	47,176

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2018

Investments	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	2,571	$9,150
Tupras Turkiye Petrol Rafinerileri AS	4,568	102,047

Total Turkey		214,064
United Kingdom – 17.7%
Abcam PLC	4,883	91,185
Ashtead Group PLC	17,626	560,149
AVEVA Group PLC	2,351	88,725
British American Tobacco PLC	81,154	3,793,435
Countryside Properties PLC(b)	20,400	92,098
Croda International PLC	6,341	430,152
Domino’s Pizza Group PLC	27,358	99,679
easyJet PLC	39,210	671,872
Fevertree Drinks PLC	993	46,721
Hargreaves Lansdown PLC	21,151	616,457
Howden Joinery Group PLC	40,480	247,523
Jardine Lloyd Thompson Group PLC	14,011	346,419
JD Sports Fashion PLC	8,766	52,481
Moneysupermarket.com Group PLC	42,561	154,794
NMC Health PLC	1,729	76,524
Renishaw PLC	1,692	104,674
Rentokil Initial PLC	52,274	217,046
Rightmove PLC	29,000	178,120
Spirax-Sarco Engineering PLC	2,412	229,612
Unilever N.V. CVA	85,665	4,772,511
Unite Group PLC (The)	14,797	172,313
Victrex PLC	3,787	164,944

Total United Kingdom		13,207,434
TOTAL COMMON STOCKS (Cost: $69,790,754)		74,015,336
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	729	31,835
WisdomTree International Equity Fund(a)(c)	888	47,180

TOTAL EXCHANGE-TRADED FUNDS (Cost: $78,132)		79,015
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $588,304)(e)	588,304	588,304
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $70,457,190)		74,682,655
Other Assets less Liabilities – (0.4)%		(316,514)

NET ASSETS – 100.0%		$74,366,141

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $743,806. The Fund also had securities on loan having a total market value of $34,931 that were sold and pending settlement. The total market value of the collateral held by the Fund was $877,988. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $289,684.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 12.5%
Abacus Property Group	76,823	$189,546
Aveo Group	68,245	99,745
BWP Trust	108,116	261,279
Charter Hall Group	71,770	371,813
Charter Hall Retail REIT	80,990	248,465
Cromwell Property Group	433,085	335,294
Dexus	143,570	1,096,974
Goodman Group	165,791	1,242,766
GPT Group (The)	260,688	982,715
Growthpoint Properties Australia Ltd.	127,310	358,328
Investa Office Fund	82,324	328,802
LendLease Group	61,821	879,404
Mirvac Group	493,571	860,668
Scentre Group	862,399	2,477,236
Shopping Centres Australasia Property Group	120,824	209,813
Stockland	420,090	1,261,418
Vicinity Centres	764,685	1,449,615
Viva Energy REIT	118,432	188,521

Total Australia		12,842,402
Austria – 0.9%
BUWOG AG*(a)	9,127	321,847
CA Immobilien Anlagen AG	7,925	283,326
IMMOFINANZ AG*	7,801	203,326
S IMMO AG	5,388	107,640

Total Austria		916,139
Belgium – 1.2%
Aedifica S.A.	1,938	174,902
Befimmo S.A.	4,562	260,434
Cofinimmo S.A.	3,107	387,583
Warehouses De Pauw CVA	2,908	383,024

Total Belgium		1,205,943
Brazil – 0.1%
BR Malls Participacoes S.A.*	6,929	16,691
Iguatemi Empresa de Shopping Centers S.A.	4,236	32,935
Multiplan Empreendimentos Imobiliarios S.A.	15,004	70,295

Total Brazil		119,921
Canada – 5.9%
Allied Properties Real Estate Investment Trust	9,553	318,532
Artis Real Estate Investment Trust	35,014	318,285
Boardwalk Real Estate Investment Trust	7,656	297,154
Canadian Apartment Properties REIT	14,864	548,402
Cominar Real Estate Investment Trust	55,382	499,578
CT Real Estate Investment Trust	5,188	51,575
Dream Global Real Estate Investment Trust	29,629	340,392
Dream Office Real Estate Investment Trust	20,291	379,730
First Capital Realty, Inc.	31,515	475,431
FirstService Corp.	713	60,196
Granite Real Estate Investment Trust	7,231	310,308
H&R Real Estate Investment Trust*	823	12,651
H&R Real Estate Investment Trust	53,677	825,129
RioCan Real Estate Investment Trust	55,458	1,058,876
SmartCentres Real Estate Investment Trust	21,867	516,140
Tricon Capital Group, Inc.	8,535	71,840

Total Canada		6,084,219
Chile – 0.1%
Parque Arauco S.A.	31,727	82,011
China – 9.2%
Agile Group Holdings Ltd.	156,000	220,496
China Aoyuan Property Group Ltd.	95,000	64,346
China Jinmao Holdings Group Ltd.	719,000	327,115
China Overseas Grand Oceans Group Ltd.(a)	46,219	14,885
China Overseas Land & Investment Ltd.	978,049	3,062,301
China Resources Land Ltd.	240,000	840,394
China SCE Group Holdings Ltd.	254,000	98,031
China South City Holdings Ltd.	544,800	89,118
China Vanke Co., Ltd. Class H	135,000	446,843
CIFI Holdings Group Co., Ltd.	391,900	180,301
Country Garden Holdings Co., Ltd.	471,000	594,100
Fullshare Holdings Ltd.*(a)	120,000	57,662
Future Land Development Holdings Ltd.	64,000	41,468
Greenland Hong Kong Holdings Ltd.	80,000	24,741
Greentown China Holdings Ltd.	30,000	28,026
Guangzhou R&F Properties Co., Ltd. Class H	196,000	360,194
Hopson Development Holdings Ltd.	20,000	17,023
KWG Group Holdings Ltd.*	284,000	259,868
Logan Property Holdings Co., Ltd.(a)	188,000	212,389
Longfor Group Holdings Ltd.	118,000	304,617
Powerlong Real Estate Holdings Ltd.	217,000	92,070
Red Star Macalline Group Corp., Ltd. Class H(b)	135,600	130,143
Shenzhen Investment Ltd.	1,070,000	341,857
Shimao Property Holdings Ltd.	153,000	381,674
Shui On Land Ltd.	361,000	83,965
Sino-Ocean Group Holding Ltd.	1,212,200	534,459
Sunac China Holdings Ltd.(a)	43,900	135,208
Times China Holdings Ltd.	72,000	76,924
Yuexiu Property Co., Ltd.	1,734,000	310,240
Yuzhou Properties Co., Ltd.	319,000	129,640

Total China		9,460,098
Finland – 0.3%
Citycon Oyj(a)	156,215	325,873
France – 9.6%
Covivio	11,221	1,169,728
Gecina S.A.	7,232	1,207,915
ICADE	11,751	1,086,443
Klepierre S.A.	51,354	1,821,043
Mercialys S.A.	16,310	262,944
Nexity S.A.	7,598	419,897
Unibail-Rodamco SE*	91,520	935,017
Unibail-Rodamco-Westfield	14,959	3,009,675

Total France		9,912,662
Germany – 4.9%
alstria office REIT-AG	18,739	278,161
Deutsche Euroshop AG	7,631	247,112

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2018

Investments	Shares	Value
Deutsche Wohnen SE Bearer Shares	21,671	$1,040,060
LEG Immobilien AG	5,957	707,473
TAG Immobilien AG	17,064	406,306
TLG Immobilien AG	8,970	234,211
Vonovia SE	42,436	2,074,098

Total Germany		4,987,421
Hong Kong – 18.5%
Champion REIT	751,000	525,947
Hang Lung Group Ltd.	112,649	299,441
Hang Lung Properties Ltd.	532,283	1,040,771
Henderson Land Development Co., Ltd.	378,287	1,902,337
Hui Xian REIT	1,097,634	502,887
Hysan Development Co., Ltd.	112,115	566,672
Joy City Property Ltd.	294,000	35,694
Kowloon Development Co., Ltd.	150,000	161,599
Lai Sun Development Co., Ltd.	13,500	19,702
Link REIT	240,115	2,364,357
LVGEM China Real Estate Investment Co., Ltd.	60,000	18,709
New World Development Co., Ltd.	1,021,054	1,393,610
Sino Land Co., Ltd.	705,735	1,210,362
Sun Hung Kai Properties Ltd.	254,310	3,705,011
Sunlight Real Estate Investment Trust	254,000	170,742
Swire Pacific Ltd. Class A	75,778	830,421
Swire Pacific Ltd. Class B	275,000	486,396
Swire Properties Ltd.	470,141	1,781,452
Wharf Holdings Ltd. (The)	277,872	756,390
Wheelock & Co., Ltd.	142,231	853,397
Yuexiu Real Estate Investment Trust	572,000	375,003

Total Hong Kong		19,000,900
Indonesia – 0.0%
Pakuwon Jati Tbk PT	670,500	23,173
Ireland – 0.3%
Green REIT PLC	128,771	225,847
Hibernia REIT PLC	28,916	47,692

Total Ireland		273,539
Israel – 1.2%
Alony Hetz Properties & Investments Ltd.	16,728	175,920
Amot Investments Ltd.	54,070	285,502
Azrieli Group Ltd.	7,071	363,254
Gazit-Globe Ltd.	24,588	224,160
Melisron Ltd.	3,771	163,961

Total Israel		1,212,797
Italy – 0.3%
Beni Stabili SpA SIIQ	298,609	260,993
Japan – 6.2%
Aeon Mall Co., Ltd.	10,330	177,525
Daibiru Corp.	4,600	48,517
Daikyo, Inc.	6,900	140,448
Daito Trust Construction Co., Ltd.	6,500	836,356
Daiwa House Industry Co., Ltd.	47,300	1,402,530
Hulic Co., Ltd.	31,100	305,291
Ichigo, Inc.(a)	18,700	70,134
Leopalace21 Corp.	21,300	118,703
Mitsubishi Estate Co., Ltd.	43,889	746,521
Mitsui Fudosan Co., Ltd.	41,908	992,126
Nomura Real Estate Holdings, Inc.	16,965	342,631
NTT Urban Development Corp.	15,500	177,673
Open House Co., Ltd.	2,500	123,256
Relo Group, Inc.	2,900	85,275
Sumitomo Realty & Development Co., Ltd.	9,279	333,304
TOC Co., Ltd.	5,400	38,319
Tokyo Tatemono Co., Ltd.	12,200	148,868
Tokyu Fudosan Holdings Corp.	37,568	261,952

Total Japan		6,349,429
Malaysia – 0.5%
IGB Real Estate Investment Trust	216,600	88,451
IOI Properties Group Bhd	201,475	81,301
KLCCP Stapled Group	44,600	81,904
SP Setia Bhd Group	166,975	108,936
Sunway Bhd	160,965	58,731
Sunway Real Estate Investment Trust	199,096	81,303
UOA Development Bhd	95,100	52,852

Total Malaysia		553,478
Mexico – 1.7%
Concentradora Fibra Danhos S.A. de C.V.	178,642	289,660
Fibra Uno Administracion S.A. de C.V.	693,691	912,964
Macquarie Mexico Real Estate Management S.A. de C.V.*	179,393	214,704
PLA Administradora Industrial S de RL de C.V.*	159,894	245,494
Prologis Property Mexico S.A. de C.V.	62,267	125,871

Total Mexico		1,788,693
Netherlands – 0.6%
Eurocommercial Properties N.V. CVA	7,927	290,395
Wereldhave N.V.(a)	9,286	326,267

Total Netherlands		616,662
New Zealand – 0.6%
Goodman Property Trust	211,786	216,924
Kiwi Property Group Ltd.	219,757	202,506
Precinct Properties New Zealand Ltd.	169,910	162,204

Total New Zealand		581,634
Norway – 0.3%
Entra ASA(a)(b)	18,758	269,508
Philippines – 0.4%
Ayala Land, Inc.	197,900	146,694
Megaworld Corp.	388,800	31,662
Robinsons Land Corp.	68,447	25,717
SM Prime Holdings, Inc.	243,375	162,836
Vista Land & Lifescapes, Inc.	289,100	32,586

Total Philippines		399,495
Poland – 0.0%
Globe Trade Centre S.A.	15,895	35,575

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2018

Investments	Shares	Value
Singapore – 9.3%
Ascendas Real Estate Investment Trust	317,184	$612,849
Ascott Residence Trust	365,288	294,080
Bukit Sembawang Estates Ltd.(a)	38,600	163,005
CapitaLand Commercial Trust	454,075	591,542
CapitaLand Ltd.	333,989	823,759
CapitaLand Mall Trust	576,086	936,005
CapitaLand Retail China Trust	159,700	169,477
CDL Hospitality Trusts	192,100	224,950
City Developments Ltd.	32,503	216,710
Frasers Centrepoint Trust	152,500	253,357
Frasers Hospitality Trust	306,700	157,127
Frasers Logistics & Industrial Trust	276,699	216,685
Frasers Property Ltd.(a)	158,500	196,044
GuocoLand Ltd.	69,100	95,582
Ho Bee Land Ltd.	28,900	53,936
Keppel DC REIT(a)	166,700	167,145
Keppel REIT	497,500	433,289
Mapletree Commercial Trust	447,892	527,761
Mapletree Industrial Trust	328,118	475,481
Mapletree Logistics Trust(a)	446,175	401,651
Mapletree North Asia Commercial Trust	515,600	430,186
OUE Hospitality Trust	346,200	182,431
Oxley Holdings Ltd.	184,976	45,352
Parkway Life Real Estate Investment Trust	88,300	174,487
SPH REIT	418,200	306,071
Starhill Global REIT	422,284	214,797
Suntec Real Estate Investment Trust	399,428	564,201
United Industrial Corp., Ltd.	28,600	62,586
UOL Group Ltd.	40,300	203,218
Wheelock Properties Singapore Ltd.	105,800	163,383
Wing Tai Holdings Ltd.	56,500	80,635
Yanlord Land Group Ltd.	128,200	138,863

Total Singapore		9,576,645
South Africa – 2.9%
Fortress REIT Ltd. Class A(a)	224,222	268,409
Fortress REIT Ltd. Class B(a)	119,680	128,803
Growthpoint Properties Ltd.	614,705	1,009,070
Hyprop Investments Ltd.	46,830	305,444
Redefine Properties Ltd.	1,195,448	846,454
Resilient REIT Ltd.	43,473	178,577
Vukile Property Fund Ltd.	162,479	231,584

Total South Africa		2,968,341
Spain – 0.7%
Inmobiliaria Colonial Socimi S.A.	28,524	296,519
Merlin Properties Socimi S.A.	28,556	387,566

Total Spain		684,085
Sweden – 2.0%
Atrium Ljungberg AB Class B	10,636	192,790
Castellum AB	31,398	561,713
Fabege AB	22,439	310,702
Hemfosa Fastigheter AB	20,238	278,770
Hufvudstaden AB Class A	14,372	218,492
Klovern AB Class B	39,783	52,250
Kungsleden AB	22,723	167,103
Wallenstam AB Class B	18,346	173,698
Wihlborgs Fastigheter AB	12,640	151,967

Total Sweden		2,107,485
Switzerland – 1.5%
Allreal Holding AG Registered Shares*	1,670	269,272
PSP Swiss Property AG Registered Shares	5,214	507,361
Swiss Prime Site AG Registered Shares*	9,262	793,168

Total Switzerland		1,569,801
Taiwan – 0.5%
Highwealth Construction Corp.	317,110	502,673
Thailand – 0.7%
Bangkok Land PCL NVDR	1,461,700	80,904
Central Pattana PCL NVDR	50,074	128,514
Land & Houses PCL NVDR	808,211	287,397
Pruksa Holding PCL NVDR	111,700	73,224
Supalai PCL NVDR	58,900	44,257
WHA Corp. PCL NVDR	865,400	116,671

Total Thailand		730,967
United Kingdom – 6.6%
Assura PLC	202,842	143,103
Big Yellow Group PLC	16,883	202,109
British Land Co. PLC (The)	149,420	1,201,842
Capital & Counties Properties PLC	13,720	47,645
Derwent London PLC	6,593	245,633
Grainger PLC	21,919	85,750
Great Portland Estates PLC	14,542	126,885
Hammerson PLC	109,922	654,651
Hansteen Holdings PLC	101,056	127,829
Intu Properties PLC(a)	248,305	498,979
Land Securities Group PLC	96,358	1,110,042
Londonmetric Property PLC	90,314	209,402
NewRiver REIT PLC(a)	52,336	176,082
Safestore Holdings PLC	17,272	117,348
Savills PLC	13,514	137,635
Secure Income REIT PLC	23,743	122,300
Segro PLC	90,597	753,516
Shaftesbury PLC	13,275	156,753
St. Modwen Properties PLC	9,553	47,339
Tritax Big Box REIT PLC	143,994	276,969
Unite Group PLC (The)	18,472	215,109
Workspace Group PLC	11,206	143,501

Total United Kingdom		6,800,422
TOTAL COMMON STOCKS (Cost: $102,759,044)		102,242,984
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
iShares MSCI India ETF
(Cost: $39,567)	1,133	36,789

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $1,921,461)(d)	1,921,461	$1,921,461
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $104,720,072)		104,201,234
Other Assets less Liabilities – (1.4)%		(1,418,784)

NET ASSETS – 100.0%		$102,782,450

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,843,697 and the total market value of the collateral held by the Fund was $3,023,839. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,102,378.

CVA – Certificaten Van Aandelen (Certificate of Stock)

NVDR – Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/2/2018	6,164	USD	22,426	ILS	$—	$(3)
Standard Chartered Bank	10/2/2018	10,703	USD	151,412	ZAR	3	—
						$3	$(3)

CURRENCY LEGEND

ILS – Israeli New shekel

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 3.3%
AGL Energy Ltd.	3,779	$53,319
Alumina Ltd.	15,515	31,096
Amcor Ltd.	7,261	71,871
AMP Ltd.	14,125	32,602
ASX Ltd.	1,484	68,355
Aurizon Holdings Ltd.	12,554	37,333
Australia & New Zealand Banking Group Ltd.	13,313	271,447
Bank of Queensland Ltd.	4,256	33,935
Bendigo & Adelaide Bank Ltd.	3,997	31,089
BHP Billiton Ltd.	12,041	301,706
Brambles Ltd.	3,135	24,725
Coca-Cola Amatil Ltd.	3,475	24,540
Commonwealth Bank of Australia	8,071	417,018
Crown Resorts Ltd.	3,396	33,639
Fortescue Metals Group Ltd.	26,853	76,164
Harvey Norman Holdings Ltd.(a)	5,984	15,241
Insurance Australia Group Ltd.	14,145	74,917
Macquarie Group Ltd.	1,685	153,666
Mineral Resources Ltd.	548	6,304
National Australia Bank Ltd.	13,190	265,408
QBE Insurance Group Ltd.	4,423	35,587
Rio Tinto Ltd.	1,699	96,821
Sonic Healthcare Ltd.	2,879	51,890
South32 Ltd.	20,056	56,885
Suncorp Group Ltd.	8,012	83,826
Tabcorp Holdings Ltd.	18,517	65,248
Telstra Corp., Ltd.	101,934	235,277
Wesfarmers Ltd.	5,281	190,480
Westpac Banking Corp.	16,014	323,623
Woodside Petroleum Ltd.	3,179	88,740
Woolworths Group Ltd.	5,023	102,054

Total Australia		3,354,806
Austria – 0.1%
Lenzing AG	31	3,242
Oesterreichische Post AG	785	32,842
Vienna Insurance Group AG Wiener Versicherung Gruppe	285	8,137

Total Austria		44,221
Belgium – 0.8%
Ageas	1,369	73,637
Anheuser-Busch InBev S.A./N.V.	5,577	487,251
Cofinimmo S.A.	328	40,917
Elia System Operator S.A./N.V.	1,047	67,493
KBC Group N.V.	962	71,623
Proximus SADP	1,875	44,819

Total Belgium		785,740
Brazil – 0.3%
Banco Santander Brasil S.A.	4,986	44,584
BB Seguridade Participacoes S.A.	6,275	37,868
CCR S.A.	6,560	13,897
Cia de Saneamento Basico do Estado de Sao Paulo	1,600	9,451
Engie Brasil Energia S.A.	6,200	55,083
Estacio Participacoes S.A.	2,000	12,515
Itau Unibanco Holding S.A.	5,137	48,495
Multiplus S.A.	500	3,051
Porto Seguro S.A.	1,772	26,308
Qualicorp Consultoria e Corretora de Seguros S.A.	900	3,714
Transmissora Alianca de Energia Eletrica S.A.	4,113	20,598

Total Brazil		275,564
Canada – 2.8%
AltaGas Ltd.(a)	1,706	27,122
ARC Resources Ltd.(a)	1,600	17,825
Bank of Montreal	2,653	218,668
Bank of Nova Scotia (The)	4,467	266,064
BCE, Inc.	4,638	187,766
Cameco Corp.	700	7,977
Canadian Imperial Bank of Commerce(a)	1,931	180,805
CI Financial Corp.	2,138	33,924
Crescent Point Energy Corp.(a)	3,460	22,003
Enbridge, Inc.	6,387	205,949
Great-West Lifeco, Inc.	3,959	95,989
Keyera Corp.	1,300	34,808
Manulife Financial Corp.	4,997	89,263
National Bank of Canada	1,260	62,883
Nutrien Ltd.	1,187	68,487
Pembina Pipeline Corp.	2,656	90,184
Peyto Exploration & Development Corp.(a)	853	7,345
Power Corp. of Canada	2,154	46,759
Power Financial Corp.	2,905	66,501
Rogers Communications, Inc. Class B	2,114	108,644
Royal Bank of Canada	4,901	392,580
Shaw Communications, Inc. Class B	2,017	39,276
TELUS Corp.	2,478	91,272
Toronto-Dominion Bank (The)	5,576	338,589
TransCanada Corp.(a)	2,741	110,819
Vermilion Energy, Inc.(a)	600	19,756

Total Canada		2,831,258
Chile – 0.1%
AES Gener S.A.	94,525	27,224
Banco Santander Chile	811,364	64,739
Enel Chile S.A.	175,394	17,614

Total Chile		109,577
China – 3.7%
Agile Group Holdings Ltd.	6,000	8,481
Agricultural Bank of China Ltd. Class H	171,074	83,953
Bank of China Ltd. Class H	499,366	222,085
Bank of Communications Co., Ltd. Class H	161,125	120,871
China Cinda Asset Management Co., Ltd. Class H	24,000	6,073
China Construction Bank Corp. Class H	823,536	719,880
China Everbright Bank Co., Ltd. Class H	81,000	35,920
China Merchants Bank Co., Ltd. Class H	19,027	77,325

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
China Mobile Ltd.	75,500	$744,396
China Petroleum & Chemical Corp. Class H	252,000	252,486
China Power International Development Ltd.	113,631	25,268
China Resources Cement Holdings Ltd.	10,000	11,642
China Resources Power Holdings Co., Ltd.	29,575	52,310
China Vanke Co., Ltd. Class H	8,200	27,141
China Zhongwang Holdings Ltd.(a)	39,600	19,383
CIFI Holdings Group Co., Ltd.	20,000	9,201
CNOOC Ltd.	203,415	402,936
CRRC Corp., Ltd. Class H	35,000	31,981
Dali Foods Group Co., Ltd.(b)	26,500	19,067
Dongfeng Motor Group Co., Ltd. Class H	14,000	14,421
Great Wall Motor Co., Ltd. Class H(a)	20,500	13,073
Guangdong Investment Ltd.	28,000	49,739
Guangzhou R&F Properties Co., Ltd. Class H	9,200	16,907
Huaneng Power International, Inc. Class H	94,137	61,957
Industrial & Commercial Bank of China Ltd. Class H	476,000	347,956
Kingboard Laminates Holdings Ltd.	2,000	1,774
KWG Group Holdings Ltd.*	13,500	12,353
Lenovo Group Ltd.	72,000	52,632
Logan Property Holdings Co., Ltd.(a)	8,000	9,038
Powerlong Real Estate Holdings Ltd.	8,000	3,394
Shenzhen Investment Ltd.	62,000	19,808
Shimao Property Holdings Ltd.	14,500	36,172
Sino-Ocean Group Holding Ltd.	51,775	22,827
Sinopec Shanghai Petrochemical Co., Ltd. Class H	40,000	24,435
Sun Art Retail Group Ltd.	38,000	49,437
Weichai Power Co., Ltd. Class H	9,000	11,157
Xinyi Glass Holdings Ltd.	16,000	20,222
Xinyi Solar Holdings Ltd.(a)	46,000	14,167
Yuexiu Property Co., Ltd.	40,000	7,157
Yuzhou Properties Co., Ltd.	17,000	6,909

Total China		3,665,934
Czech Republic – 0.1%
CEZ AS	3,450	88,206
Komercni Banka AS	736	30,207
O2 Czech Republic AS	1,814	21,166

Total Czech Republic		139,579
Denmark – 0.2%
Danske Bank A/S	2,368	62,221
ISS A/S	1,223	43,050
Pandora A/S	670	41,857
Tryg A/S	1,722	42,887

Total Denmark		190,015
Finland – 0.8%
Elisa Oyj	1,901	80,659
Fortum Oyj	5,433	136,242
Kesko Oyj Class B	850	46,195
Metso Oyj	973	34,514
Neste Oyj	725	59,957
Nokia Oyj	24,050	133,441
Nokian Renkaat Oyj	817	33,488
Sampo Oyj Class A	2,360	122,255
Stora Enso Oyj Class R	3,385	64,774
UPM-Kymmene Oyj	3,425	134,461

Total Finland		845,986
France – 3.7%
Amundi S.A.(b)	427	32,009
AXA S.A.	9,137	245,682
BNP Paribas S.A.	3,929	240,544
Bouygues S.A.	1,810	78,269
Carrefour S.A.	2,730	52,320
Casino Guichard Perrachon S.A.(a)	978	41,144
CNP Assurances	2,883	69,517
Credit Agricole S.A.	8,727	125,550
Electricite de France S.A.	19,739	346,769
Engie S.A.	15,980	235,072
Eutelsat Communications S.A.	805	19,037
ICADE	567	52,422
Lagardere SCA	1,173	36,118
Metropole Television S.A.	1,658	33,431
Natixis S.A.	13,432	91,174
Orange S.A.	13,507	215,480
Renault S.A.	704	60,918
Sanofi	4,751	422,480
SCOR SE	1,401	65,090
Societe Generale S.A.	2,954	126,847
Suez	2,571	36,551
TOTAL S.A.	14,907	966,840
Unibail-Rodamco-Westfield	542	109,048
Veolia Environnement S.A.	1,890	37,736

Total France		3,740,048
Germany – 2.5%
Allianz SE Registered Shares	1,540	343,432
Axel Springer SE	376	25,308
BASF SE	3,469	308,438
Bayerische Motoren Werke AG	2,555	230,615
CECONOMY AG	4,210	29,750
Daimler AG Registered Shares	5,579	352,188
Deutsche Telekom AG Registered Shares	17,423	280,988
Evonik Industries AG	1,956	70,088
Freenet AG	1,343	32,290
Hugo Boss AG	471	36,281
Innogy SE*	1,753	74,420
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	823	182,341
ProSiebenSat.1 Media SE	1,800	46,769
Siemens AG Registered Shares	2,980	381,916
Telefonica Deutschland Holding AG	20,477	86,598
TUI AG	130	2,500

Total Germany		2,483,922
Hong Kong – 0.7%
BOC Hong Kong Holdings Ltd.	31,000	147,376
CLP Holdings Ltd.	8,500	99,557
Hang Lung Properties Ltd.	13,472	26,342

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
Hang Seng Bank Ltd.	7,100	$192,905
Hopewell Holdings Ltd.	8,500	27,972
Hysan Development Co., Ltd.	6,000	30,326
New World Development Co., Ltd.	47,472	64,793
PCCW Ltd.	14,000	8,158
Power Assets Holdings Ltd.	7,000	48,755
Sino Land Co., Ltd.	26,000	44,591
SJM Holdings Ltd.	31,000	28,683
Wharf Holdings Ltd. (The)	6,519	17,745

Total Hong Kong		737,203
India – 0.1%
Vedanta Ltd. ADR	5,542	70,938
Indonesia – 0.1%
Gudang Garam Tbk PT	4,800	23,852
Indocement Tunggal Prakarsa Tbk PT	13,400	16,636
Matahari Department Store Tbk PT	31,500	14,639
Perusahaan Gas Negara Persero Tbk	212,100	32,025

Total Indonesia		87,152
Israel – 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	27,811	31,993
Israel Chemicals Ltd.	6,426	39,233

Total Israel		71,226
Italy – 1.4%
ACEA SpA	1,542	23,122
Assicurazioni Generali SpA	6,384	110,335
Atlantia SpA	3,375	70,052
Azimut Holding SpA(a)	1,736	26,213
Banca Generali SpA	567	14,673
Banca Mediolanum SpA	4,048	27,552
Enel SpA	38,607	197,843
Eni SpA	21,662	409,662
Hera SpA	14,824	46,179
Intesa Sanpaolo SpA	74,999	191,732
Mediobanca Banca di Credito Finanziario SpA	1,914	19,128
Poste Italiane SpA(b)	5,897	47,137
Snam SpA	22,664	94,478
Telecom Italia SpA RSP	30,795	16,575
Terna Rete Elettrica Nazionale SpA	11,543	61,686
UnipolSai Assicurazioni SpA(a)	15,418	36,353

Total Italy		1,392,720
Japan – 3.3%
Amada Holdings Co., Ltd.	2,700	28,834
Aozora Bank Ltd.	833	29,775
Canon, Inc.	6,000	190,694
Chugoku Electric Power Co., Inc. (The)(a)	2,800	35,991
Daiwa Securities Group, Inc.	11,001	66,944
ITOCHU Corp.(a)	7,842	143,605
Japan Airlines Co., Ltd.	1,700	61,124
Japan Post Holdings Co., Ltd.	13,300	158,310
Japan Tobacco, Inc.	6,500	169,732
Konica Minolta, Inc.	3,200	34,033
Marubeni Corp.	6,869	62,893
Mitsubishi Corp.	4,400	135,620
Mitsui & Co., Ltd.	6,858	121,993
Mizuho Financial Group, Inc.	74,300	129,650
MS&AD Insurance Group Holdings, Inc.	1,400	46,763
Nissan Motor Co., Ltd.(a)	20,800	194,751
Nomura Holdings, Inc.	2,300	10,989
NTT DOCOMO, Inc.	12,100	325,443
Resona Holdings, Inc.	10,000	56,196
Sankyo Co., Ltd.	800	31,307
Showa Shell Sekiyu K.K.	1,200	25,429
Sony Financial Holdings, Inc.(a)	1,100	24,250
Subaru Corp.(a)	3,300	101,105
Sumitomo Corp.	5,986	99,841
Sumitomo Mitsui Financial Group, Inc.	4,500	181,688
Sumitomo Mitsui Trust Holdings, Inc.	900	37,051
Takeda Pharmaceutical Co., Ltd.(a)	2,700	115,549
Tokio Marine Holdings, Inc.	1,200	59,554
Toyota Motor Corp.	10,800	674,614

Total Japan		3,353,728
Malaysia – 0.3%
AMMB Holdings Bhd	35,500	35,427
Astro Malaysia Holdings Bhd	24,400	8,667
British American Tobacco Malaysia Bhd	1,700	13,030
DiGi.Com Bhd	55,600	64,756
Malayan Banking Bhd	37,200	88,000
Maxis Bhd	32,800	46,285
MISC Bhd	9,000	13,178
YTL Power International Bhd	37,690	9,836

Total Malaysia		279,179
Mexico – 0.2%
Alpek S.A.B. de C.V.*	8,702	14,203
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	12,817	19,973
Concentradora Fibra Danhos S.A. de C.V.	18,901	30,647
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	3,202	35,032
Grupo Financiero Banorte S.A.B. de C.V. Class O	14,601	105,647
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	7,975	14,202
Nemak S.A.B. de C.V.(b)	11,300	8,484

Total Mexico		228,188
Netherlands – 0.6%
ABN AMRO Group N.V. CVA(b)	2,946	80,241
Aegon N.V.	12,450	80,806
Boskalis Westminster(a)	723	22,766
ING Groep N.V.	13,670	177,576
Koninklijke Ahold Delhaize N.V.	4,283	98,250
Koninklijke KPN N.V.	6,274	16,557
NN Group N.V.	1,626	72,579
Randstad N.V.	851	45,448
Steinhoff International Holdings N.V.*	15,147	2,479

Total Netherlands		596,702

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
New Zealand – 0.2%
Air New Zealand Ltd.	6,454	$13,221
Auckland International Airport Ltd.	2,379	11,513
Mercury NZ Ltd.	12,955	28,901
Meridian Energy Ltd.	15,551	33,867
Spark New Zealand Ltd.	24,317	65,290
Z Energy Ltd.	1,073	5,086

Total New Zealand		157,878
Norway – 0.9%
Aker BP ASA	969	41,100
DNB ASA	4,026	84,665
Equinor ASA	17,415	490,801
Gjensidige Forsikring ASA	2,264	38,144
Marine Harvest ASA	3,390	78,492
Salmar ASA	502	25,041
Telenor ASA	8,244	161,068

Total Norway		919,311
Philippines – 0.1%
Aboitiz Power Corp.	37,800	23,402
DMCI Holdings, Inc.	64,000	13,480
Globe Telecom, Inc.	450	18,323
Manila Electric Co.	4,940	31,086
PLDT, Inc.	1,155	28,859

Total Philippines		115,150
Poland – 0.1%
Bank Handlowy w Warszawie S.A.	905	18,954
Bank Polska Kasa Opieki S.A.	1,070	30,828
Powszechny Zaklad Ubezpieczen S.A.	2,813	30,296

Total Poland		80,078
Portugal – 0.2%
EDP – Energias de Portugal S.A.	22,997	84,887
Galp Energia, SGPS, S.A.	3,181	63,143
Jeronimo Martins, SGPS, S.A.	1,484	21,865
Navigator Co. S.A. (The)	8,809	43,157

Total Portugal		213,052
Russia – 1.4%
Gazprom PJSC ADR	76,295	381,475
Lukoil PJSC ADR	5,117	392,474
MMC Norilsk Nickel PJSC ADR	9,493	164,229
Mobile TeleSystems PJSC ADR	10,245	87,390
Novolipetsk Steel PJSC GDR Reg S	2,355	63,467
PhosAgro PJSC GDR Reg S	3,232	43,891
RusHydro PJSC ADR	13,996	12,526
Severstal PJSC GDR Reg S	6,089	101,382
Sistema PJSFC GDR Reg S	1,758	4,620
Tatneft PJSC ADR	2,519	192,703

Total Russia		1,444,157
Singapore – 0.7%
ComfortDelGro Corp., Ltd.	9,500	16,896
DBS Group Holdings Ltd.	7,900	150,848
Frasers Property Ltd.(a)	32,700	40,446
Hutchison Port Holdings Trust(a)	81,600	20,400
Keppel Corp., Ltd.	8,500	43,298
Oversea-Chinese Banking Corp., Ltd.	13,903	116,405
Singapore Telecommunications Ltd.	89,000	211,044
StarHub Ltd.	12,000	16,423
United Overseas Bank Ltd.	4,613	91,426

Total Singapore		707,186
South Africa – 1.0%
Absa Group Ltd.	3,521	37,790
Assore Ltd.	636	15,497
AVI Ltd.	3,585	26,927
Exxaro Resources Ltd.(a)	1,462	15,017
FirstRand Ltd.	22,284	106,875
Foschini Group Ltd. (The)	2,778	34,034
Imperial Holdings Ltd.	2,064	25,524
Kumba Iron Ore Ltd.(a)	483	10,955
Life Healthcare Group Holdings Ltd.	10,495	18,214
Mr. Price Group Ltd.	1,384	22,324
MTN Group Ltd.	18,246	112,922
Nedbank Group Ltd.	3,148	58,868
Netcare Ltd.	12,308	21,057
Resilient REIT Ltd.	949	3,898
RMB Holdings Ltd.	7,501	41,954
Sanlam Ltd.	12,132	67,822
Sasol Ltd.	3,300	127,681
SPAR Group Ltd. (The)	2,478	32,243
Standard Bank Group Ltd.	7,597	93,948
Telkom S.A. SOC Ltd.	4,733	17,278
Truworths International Ltd.	4,972	29,337
Vodacom Group Ltd.	4,926	43,836
Woolworths Holdings Ltd.	9,845	34,507

Total South Africa		998,508
South Korea – 0.4%
Coway Co., Ltd.	465	36,387
Doosan Corp.	33	4,061
Hyosung Corp.	36	1,558
Kia Motors Corp.	1,468	46,452
Korea Electric Power Corp.	3,639	96,285
KT&G Corp.	852	79,881
S-Oil Corp.	419	51,749
SK Telecom Co., Ltd.	320	81,352

Total South Korea		397,725
Spain – 1.7%
Acerinox S.A.	2,740	39,208
ACS Actividades de Construccion y Servicios S.A.	1,906	81,203
Atresmedia Corp. de Medios de Comunicacion S.A.	3,218	19,997
Banco Bilbao Vizcaya Argentaria S.A.	21,520	137,225
Banco Santander S.A.	42,289	212,954
CaixaBank S.A.	14,510	66,369
Enagas S.A.	1,835	49,554
Endesa S.A.	5,613	121,328
Ferrovial S.A.	1,955	40,578

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
Iberdrola S.A.	36,075	$265,569
Mapfre S.A.	17,056	53,528
Mediaset Espana Comunicacion S.A.	4,150	30,319
Naturgy Energy Group S.A.	5,481	149,669
Red Electrica Corp. S.A.	3,518	73,714
Repsol S.A.	8,612	171,699
Telefonica S.A.	29,681	235,047

Total Spain		1,747,961
Sweden – 1.0%
Axfood AB	818	15,306
Hennes & Mauritz AB Class B(a)	6,578	121,483
ICA Gruppen AB(a)	884	28,031
Nordea Bank AB	18,733	204,030
Skandinaviska Enskilda Banken AB Class A	12,404	138,417
Skanska AB Class B	3,613	70,914
SKF AB Class B	1,799	35,471
Svenska Cellulosa AB SCA Class B	3,269	37,016
Svenska Handelsbanken AB Class A	7,889	99,575
Swedbank AB Class A	6,129	151,826
Telia Co. AB	20,034	91,956

Total Sweden		994,025
Switzerland – 2.7%
ABB Ltd. Registered Shares	8,620	204,646
Adecco Group AG Registered Shares	635	33,505
Baloise Holding AG Registered Shares	514	78,773
Credit Suisse Group AG Registered Shares*	7,802	117,813
Kuehne + Nagel International AG Registered Shares	754	120,032
LafargeHolcim Ltd. Registered Shares*	1,498	74,302
Novartis AG Registered Shares	8,959	774,099
Roche Holding AG Genusschein	2,306	561,273
Sulzer AG Registered Shares	368	44,418
Swiss Re AG	1,485	137,736
Swisscom AG Registered Shares	276	125,850
UBS Group AG Registered Shares*	11,584	183,816
Zurich Insurance Group AG	767	243,574

Total Switzerland		2,699,837
Taiwan – 2.5%
ASE Technology Holding Co., Ltd.*	22,086	53,889
Asia Cement Corp.	21,514	29,242
Asustek Computer, Inc.	8,486	73,373
AU Optronics Corp.	80,000	33,799
Catcher Technology Co., Ltd.	5,000	55,022
Cathay Financial Holding Co., Ltd.	54,000	92,850
Cheng Shin Rubber Industry Co., Ltd.	17,197	27,035
China Development Financial Holding Corp.	146,000	54,512
China Steel Corp.	61,000	50,945
Chunghwa Telecom Co., Ltd.	33,000	118,888
Compal Electronics, Inc.	30,000	18,619
CTBC Financial Holding Co., Ltd.	101,480	76,443
Far Eastern New Century Corp.	47,994	56,116
Far EasTone Telecommunications Co., Ltd.	10,000	23,843
Feng TAY Enterprise Co., Ltd.	4,000	24,629
First Financial Holding Co., Ltd.	97,374	66,334
Formosa Chemicals & Fibre Corp.	40,000	167,687
Formosa Petrochemical Corp.	29,000	140,569
Formosa Plastics Corp.	39,000	149,445
Foxconn Technology Co., Ltd.	6,000	14,640
Fubon Financial Holding Co., Ltd.	59,195	100,426
Hon Hai Precision Industry Co., Ltd.	121,500	315,161
Hotai Motor Co., Ltd.	3,000	25,694
Inventec Corp.	37,000	33,203
Lite-On Technology Corp.	30,000	37,730
Mega Financial Holding Co., Ltd.	88,941	80,106
Nan Ya Plastics Corp.	54,000	149,975
Novatek Microelectronics Corp.	8,000	39,564
Pegatron Corp.	25,680	51,389
Pou Chen Corp.	33,000	34,856
Powertech Technology, Inc.	7,000	19,097
Quanta Computer, Inc.	26,210	45,668
SinoPac Financial Holdings Co., Ltd.	94,559	34,531
Taiwan Cement Corp.	34,300	46,171
Taiwan Mobile Co., Ltd.	16,800	60,250
United Microelectronics Corp.	88,000	46,546
Wistron Corp.	29,910	19,494
WPG Holdings Ltd.†	15,000	18,619
Yuanta Financial Holding Co., Ltd.	103,000	54,312

Total Taiwan		2,540,672
Thailand – 0.5%
Advanced Info Service PCL NVDR	8,500	52,829
Glow Energy PCL NVDR	13,800	37,551
Intouch Holdings PCL NVDR	28,871	48,208
Krung Thai Bank PCL NVDR	34,200	21,362
Land & Houses PCL NVDR	142,500	50,673
PTT Exploration & Production PCL NVDR	17,000	81,478
PTT Global Chemical PCL NVDR	23,136	58,126
PTT PCL NVDR	54,400	91,255
Siam Commercial Bank PCL (The) NVDR	18,000	82,931

Total Thailand		524,413
Turkey – 0.1%
Eregli Demir ve Celik Fabrikalari TAS	15,637	28,711
Ford Otomotiv Sanayi AS	1,574	17,241
Tupras Turkiye Petrol Rafinerileri AS	2,233	49,884
Turkcell Iletisim Hizmetleri AS	6,481	12,450

Total Turkey		108,286
United Kingdom – 7.5%
Admiral Group PLC	1,302	35,316
AstraZeneca PLC	5,732	445,723
Aviva PLC	15,622	99,720
BAE Systems PLC	18,337	150,600
Barratt Developments PLC	5,260	38,892
Berkeley Group Holdings PLC	1,125	53,973
BHP Billiton PLC	9,141	199,212
BP PLC	142,856	1,097,815
British American Tobacco PLC	8,211	383,812
BT Group PLC	57,654	169,389

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
Centrica PLC	32,989	$66,637
Direct Line Insurance Group PLC	4,745	20,042
Dixons Carphone PLC	8,902	19,694
easyJet PLC	2,568	44,003
Evraz PLC	10,466	77,331
G4S PLC	2,730	8,615
GlaxoSmithKline PLC	30,168	604,586
HSBC Holdings PLC	83,898	732,809
Imperial Brands PLC	5,520	192,268
Inmarsat PLC	4,297	28,017
Intu Properties PLC(a)	5,628	11,310
ITV PLC	42,251	86,971
J Sainsbury PLC	15,989	67,097
Kingfisher PLC	5,542	18,646
Legal & General Group PLC	36,857	126,022
Lloyds Banking Group PLC	243,589	188,272
Man Group PLC	16,184	37,229
Marks & Spencer Group PLC	11,206	42,203
National Grid PLC	21,506	221,947
NEX Group PLC	4,086	52,964
Next PLC	549	39,333
Old Mutual Ltd.	22,832	48,287
Pearson PLC	5,547	64,379
Pennon Group PLC	2,579	23,986
Persimmon PLC	2,085	64,303
Rio Tinto PLC	6,926	350,436
Royal Dutch Shell PLC Class A	25,021	860,254
Royal Mail PLC	7,151	44,491
Severn Trent PLC	1,759	42,413
SSE PLC	7,346	109,782
Standard Life Aberdeen PLC	13,441	53,617
Tate & Lyle PLC	2,150	19,144
Taylor Wimpey PLC	16,103	36,076
United Utilities Group PLC	5,495	50,447
Vodafone Group PLC	170,310	365,342
William Hill PLC	2,567	8,439

Total United Kingdom		7,501,844
United States – 53.2%
AbbVie, Inc.	10,603	1,002,832
Acadia Realty Trust	590	16,538
AES Corp.	6,312	88,368
Alexander’s, Inc.	57	19,568
Alexandria Real Estate Equities, Inc.	359	45,159
Alliant Energy Corp.	1,658	70,581
Altria Group, Inc.	17,633	1,063,446
Ameren Corp.	2,353	148,757
American Campus Communities, Inc.	876	36,056
American Eagle Outfitters, Inc.	1,981	49,188
American Electric Power Co., Inc.	4,078	289,049
AmTrust Financial Services, Inc.	1,871	27,167
Apartment Investment & Management Co. Class A	641	28,287
Apple Hospitality REIT, Inc.	3,799	66,445
Archer-Daniels-Midland Co.	4,084	205,303
AT&T, Inc.	79,465	2,668,435
AvalonBay Communities, Inc.	659	119,378
Avangrid, Inc.	2,752	131,903
B&G Foods, Inc.(a)	1,182	32,446
BB&T Corp.	3,395	164,793
BGC Partners, Inc. Class A	1,301	15,378
Brandywine Realty Trust	3,169	49,817
Brixmor Property Group, Inc.	3,226	56,487
CA, Inc.	2,947	130,110
Camden Property Trust	852	79,722
Campbell Soup Co.(a)	2,407	88,168
Cardinal Health, Inc.	1,930	104,220
CenterPoint Energy, Inc.	5,001	138,278
CenturyLink, Inc.	13,398	284,038
CF Industries Holdings, Inc.	2,183	118,843
Chevron Corp.	16,334	1,997,322
Cinemark Holdings, Inc.	894	35,939
Cisco Systems, Inc.	39,121	1,903,237
CME Group, Inc.	3,017	513,524
CMS Energy Corp.	1,645	80,605
CNA Financial Corp.	2,995	136,722
Coca-Cola Co. (The)	32,123	1,483,761
Colony Capital, Inc.	8,512	51,838
Columbia Property Trust, Inc.	1,442	34,089
Compass Minerals International, Inc.(a)	274	18,413
Consolidated Edison, Inc.	2,568	195,656
CoreCivic, Inc.	1,397	33,989
CoreSite Realty Corp.	82	9,113
Coty, Inc. Class A	4,869	61,155
Cracker Barrel Old Country Store, Inc.(a)	219	32,221
Crown Castle International Corp.	2,689	299,366
CubeSmart	1,343	38,316
CVR Energy, Inc.	1,321	53,131
Cypress Semiconductor Corp.	2,088	30,255
Darden Restaurants, Inc.	1,023	113,747
DDR Corp.	3,329	44,575
DiamondRock Hospitality Co.	980	11,437
Dominion Energy, Inc.	5,398	379,371
Domtar Corp.	566	29,528
DTE Energy Co.	1,279	139,577
Duke Energy Corp.	6,702	536,294
Edison International	2,135	144,497
Emerson Electric Co.	5,244	401,586
Entergy Corp.	2,011	163,152
EPR Properties	886	60,611
Equity Residential	1,674	110,919
Evergy, Inc.	1,881	103,305
Eversource Energy	2,160	132,710
Exelon Corp.	7,894	344,652
Extended Stay America, Inc.	2,502	50,615
Extra Space Storage, Inc.	811	70,265
Exxon Mobil Corp.	36,225	3,079,850
Fastenal Co.	1,698	98,518
Federal Realty Investment Trust	354	44,770

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
FirstEnergy Corp.	4,359	$162,024
Flowers Foods, Inc.	1,836	34,260
Foot Locker, Inc.	1,321	67,345
Ford Motor Co.	44,360	410,330
GameStop Corp. Class A(a)	1,845	28,173
Gaming and Leisure Properties, Inc.	2,252	79,383
Gap, Inc. (The)	3,056	88,166
General Electric Co.	86,509	976,687
General Mills, Inc.	5,175	222,111
General Motors Co.	11,872	399,730
Genuine Parts Co.	887	88,168
GEO Group, Inc. (The)	1,420	35,727
Gramercy Property Trust	1,704	46,758
H&R Block, Inc.	1,764	45,423
Harley-Davidson, Inc.	1,391	63,012
Hawaiian Electric Industries, Inc.	1,419	50,502
HCP, Inc.	4,796	126,231
Healthcare Realty Trust, Inc.	1,052	30,782
Healthcare Trust of America, Inc. Class A	1,361	36,298
Helmerich & Payne, Inc.	1,489	102,399
Highwoods Properties, Inc.	1,079	50,994
HollyFrontier Corp.	1,831	127,987
Hospitality Properties Trust	2,260	65,178
Host Hotels & Resorts, Inc.	7,652	161,457
HP, Inc.	10,378	267,441
Hudson Pacific Properties, Inc.	370	12,106
Intel Corp.	29,695	1,404,277
International Business Machines Corp.	8,680	1,312,503
International Paper Co.	3,199	157,231
Interpublic Group of Cos., Inc. (The)	2,620	59,919
Iron Mountain, Inc.	2,883	99,521
J.M. Smucker Co. (The)	853	87,526
Kellogg Co.	2,880	201,658
Kennedy-Wilson Holdings, Inc.	694	14,921
Kimberly-Clark Corp.	2,625	298,305
Kimco Realty Corp.	4,538	75,966
Kinder Morgan, Inc.	13,395	237,493
Kohl’s Corp.	1,998	148,951
Kraft Heinz Co. (The)	9,137	503,540
L Brands, Inc.	3,807	115,352
Lamar Advertising Co. Class A	854	66,441
Las Vegas Sands Corp.	8,590	509,645
LaSalle Hotel Properties	1,217	42,096
Leggett & Platt, Inc.	930	40,725
Lexington Realty Trust	3,705	30,752
Liberty Property Trust	2,027	85,641
Life Storage, Inc.	415	39,491
Macerich Co. (The)	1,314	72,651
Macquarie Infrastructure Corp.	1,312	60,523
Macy’s, Inc.	5,276	183,235
Marathon Petroleum Corp.	3,739	299,008
Maxim Integrated Products, Inc.	1,831	103,250
MDU Resources Group, Inc.	1,788	45,934
Medical Properties Trust, Inc.	4,634	69,093
Merck & Co., Inc.	19,399	1,376,165
Mercury General Corp.	484	24,277
Meredith Corp.(a)	274	13,988
MetLife, Inc.	6,949	324,657
Mid-America Apartment Communities, Inc.	533	53,396
Mosaic Co. (The)	3,905	126,834
Murphy Oil Corp.	2,411	80,383
National Fuel Gas Co.	463	25,956
National Health Investors, Inc.	490	37,039
National Retail Properties, Inc.	1,256	56,294
Navient Corp.	3,984	53,704
New York Community Bancorp, Inc.	2,856	29,617
Nordstrom, Inc.	1,332	79,667
NorthWestern Corp.	514	30,151
Nucor Corp.	2,317	147,014
Occidental Petroleum Corp.	8,380	688,585
OGE Energy Corp.	1,516	55,061
Old Republic International Corp.	3,402	76,137
Omega Healthcare Investors, Inc.	2,581	84,579
Omnicom Group, Inc.	1,499	101,962
ONEOK, Inc.	2,728	184,931
Outfront Media, Inc.	2,087	41,636
PacWest Bancorp	1,231	58,657
Park Hotels & Resorts, Inc.	1,243	40,795
Pattern Energy Group, Inc. Class A	852	16,929
Paychex, Inc.	2,617	192,742
PBF Energy, Inc. Class A	1,423	71,022
Pebblebrook Hotel Trust(a)	192	6,983
People’s United Financial, Inc.	4,061	69,524
PepsiCo, Inc.	9,222	1,031,020
Pfizer, Inc.	49,295	2,172,431
Philip Morris International, Inc.	13,732	1,119,707
Phillips 66	3,558	401,058
Physicians Realty Trust	1,287	21,699
Piedmont Office Realty Trust, Inc. Class A	2,459	46,549
Pinnacle West Capital Corp.	1,120	88,682
Pitney Bowes, Inc.	2,086	14,769
PPL Corp.	6,777	198,295
Principal Financial Group, Inc.	1,473	86,303
ProAssurance Corp.	1,302	61,129
Procter & Gamble Co. (The)	18,600	1,548,078
Prologis, Inc.	3,779	256,178
Prudential Financial, Inc.	2,401	243,269
Public Service Enterprise Group, Inc.	4,157	219,448
Public Storage	1,100	221,793
QTS Realty Trust, Inc. Class A	148	6,315
QUALCOMM, Inc.	14,502	1,044,579
Rayonier, Inc.	1,546	52,270
Realty Income Corp.	2,026	115,259
Retail Opportunity Investments Corp.	813	15,179
Retail Properties of America, Inc. Class A	2,313	28,195
RLJ Lodging Trust	1,763	38,839
Ryman Hospitality Properties, Inc.	292	25,162
Sabra Health Care REIT, Inc.	809	18,704

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

Investments	Shares	Value
Sabre Corp.	1,566	$40,841
SCANA Corp.	1,645	63,974
Select Income REIT	1,761	38,636
SemGroup Corp. Class A	893	19,691
Sempra Energy	1,578	179,498
Senior Housing Properties Trust	4,291	75,350
Simon Property Group, Inc.	2,284	403,697
Six Flags Entertainment Corp.	803	56,065
SL Green Realty Corp.	412	40,182
South Jersey Industries, Inc.	940	33,154
Southern Co. (The)	10,102	440,447
Spirit Realty Capital, Inc.	6,537	52,688
STORE Capital Corp.	1,262	35,071
Sun Communities, Inc.	299	30,360
T. Rowe Price Group, Inc.	1,204	131,453
Tanger Factory Outlet Centers, Inc.(a)	1,314	30,064
Tapestry, Inc.	2,836	142,566
Targa Resources Corp.	3,217	181,149
Target Corp.	5,199	458,604
Taubman Centers, Inc.	723	43,257
TEGNA, Inc.	1,515	18,119
Tupperware Brands Corp.	714	23,883
UDR, Inc.	1,298	52,478
Umpqua Holdings Corp.	3,104	64,563
United Parcel Service, Inc. Class B	4,372	510,431
Uniti Group, Inc.*	3,848	77,537
Urban Edge Properties	630	13,910
Valero Energy Corp.	4,114	467,968
Vector Group Ltd.	2,958	40,763
Vectren Corp.	747	53,403
Ventas, Inc.	3,169	172,330
VEREIT, Inc.	11,590	84,143
Verizon Communications, Inc.	46,709	2,493,794
VF Corp.	2,401	224,373
Viacom, Inc. Class B	2,584	87,236
Vornado Realty Trust	897	65,481
W.P. Carey, Inc.	1,552	99,809
W.W. Grainger, Inc.	358	127,953
WEC Energy Group, Inc.	2,086	139,261
Weingarten Realty Investors	1,131	33,659
Wells Fargo & Co.	26,371	1,386,060
Welltower, Inc.	3,484	224,091
Western Union Co. (The)	3,286	62,631
WestRock Co.	1,580	84,435
Weyerhaeuser Co.	5,968	192,587
Williams Cos., Inc. (The)	8,149	221,571
Williams-Sonoma, Inc.(a)	625	41,075
Xcel Energy, Inc.	4,154	196,110
Xerox Corp.	1,706	46,028

Total United States		53,577,735
TOTAL COMMON STOCKS (Cost: $94,522,554)		100,011,504
RIGHTS – 0.0%
Australia – 0.0%
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $0)	360	208
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
iShares MSCI India ETF	6,938	225,277
WisdomTree International High Dividend Fund(a)(c)	1,619	67,641
WisdomTree U.S. High Dividend Fund(c)	318	22,947

TOTAL EXCHANGE-TRADED FUNDS (Cost: $330,513)		315,865
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $631,126)(e)	631,126	631,126
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $95,484,193)		100,958,703
Other Assets less Liabilities – (0.3)%		(317,952)

NET ASSETS – 100.0%		$100,640,751

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $18,619, which represents 0.02% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,597,427. The Fund also had securities on loan having a total market value of $10,746 that were sold and pending settlement. The total market value of the collateral held by the Fund was $1,691,353. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,060,227.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2018	4,047	USD	5,600	AUD	$—	$(5)
State Street Bank and Trust	10/2/2018	5,718	USD	23,000	BRL	—	(42)
State Street Bank and Trust	10/2/2018	3,346	USD	27,250	NOK	—	—
						$—	$(47)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

NOK – Norwegian krone

USD – U.S. dollar

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 100.3%
India – 100.3%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	2,173,367	$2,407,523
Airlines – 0.3%
InterGlobe Aviation Ltd.(a)	294,502	3,356,161
SpiceJet Ltd.*	1,147,376	1,078,682

Total Airlines		4,434,843
Auto Components – 1.2%
Apollo Tyres Ltd.	901,988	2,641,012
Balkrishna Industries Ltd.	165,078	2,319,495
Bharat Forge Ltd.	401,946	3,333,008
Bosch Ltd.	5,483	1,507,776
Ceat Ltd.	67,183	1,057,514
Endurance Technologies Ltd.(a)	11,477	209,963
Exide Industries Ltd.	510,821	1,870,567
Jamna Auto Industries Ltd.	144,587	138,922
Mahindra CIE Automotive Ltd.*	120,689	440,950
Minda Corp. Ltd.	167,532	309,804
Minda Industries Ltd.	81,846	398,786
Motherson Sumi Systems Ltd.	881,271	3,121,953
Sundram Fasteners Ltd.	78,543	629,298

Total Auto Components		17,979,048
Automobiles – 6.5%
Bajaj Auto Ltd.	191,677	7,106,116
Eicher Motors Ltd.	17,592	5,869,355
Hero MotoCorp Ltd.	312,777	12,656,272
Mahindra & Mahindra Ltd.	2,086,950	24,786,310
Maruti Suzuki India Ltd.	202,151	20,491,039
Tata Motors Ltd.*	6,636,353	20,479,407
TVS Motor Co., Ltd.	172,203	1,330,422

Total Automobiles		92,718,921
Banks – 5.4%
Axis Bank Ltd.*	309,119	2,615,081
Bandhan Bank Ltd.(a)	42,286	329,730
City Union Bank Ltd.	725,899	1,779,950
DCB Bank Ltd.	483,463	987,068
Federal Bank Ltd.	5,239,934	5,110,544
ICICI Bank Ltd.	6,471,852	27,279,271
IDFC Bank Ltd.	4,624,207	2,315,612
Indian Bank*	453,678	1,423,181
Karnataka Bank Ltd. (The)	826,698	1,108,498
Karur Vysya Bank Ltd. (The)	315,698	338,388
Kotak Mahindra Bank Ltd.	1,155,837	18,202,559
RBL Bank Ltd.(a)	87,118	615,198
South Indian Bank Ltd. (The)	7,274,710	1,319,664
Yes Bank Ltd.	5,314,827	13,464,864

Total Banks		76,889,608
Beverages – 0.1%
Radico Khaitan Ltd.	28,183	134,889
United Breweries Ltd.	16,883	316,128
United Spirits Ltd.*	190,847	1,354,016

Total Beverages		1,805,033
Biotechnology – 0.1%
Biocon Ltd.	205,434	1,959,261
Building Products – 0.1%
Blue Star Ltd.	35,510	278,339
Sintex Plastics Technology Ltd.*	1,959,529	785,271

Total Building Products		1,063,610
Capital Markets – 0.7%
Care Ratings Ltd.	49,391	808,591
Edelweiss Financial Services Ltd.	910,836	2,381,065
IIFL Holdings Ltd.	499,426	3,510,588
Indiabulls Ventures Ltd.	47,691	354,541
JM Financial Ltd.	759,748	906,583
Motilal Oswal Financial Services Ltd.	103,158	958,862
Multi Commodity Exchange of India Ltd.	29,599	281,107
Reliance Nippon Life Asset Management Ltd.(a)	148,738	358,354

Total Capital Markets		9,559,691
Chemicals – 2.9%
Aarti Industries	22,801	365,558
Advanced Enzyme Technologies Ltd.	102,847	267,936
Asian Paints Ltd.	310,861	5,546,097
Balaji Amines Ltd.	29,812	192,879
Berger Paints India Ltd.	224,388	907,117
Bhansali Engineering Polymers Ltd.	84,352	132,655
Bodal Chemicals Ltd.	217,955	300,068
Castrol India Ltd.	632,474	1,246,364
Chambal Fertilizers and Chemicals Ltd.	779,654	1,629,971
Coromandel International Ltd.	220,456	1,228,490
DCM Shriram Ltd.	226,848	1,364,405
EID Parry India Ltd.	314,290	862,574
GHCL Ltd.	204,087	613,612
Gujarat Alkalies & Chemicals Ltd.	142,018	1,168,920
Gujarat Fluorochemicals Ltd.	53,503	601,272
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	259,335	1,250,167
Gujarat State Fertilizers & Chemicals Ltd.	627,646	816,052
Himadri Speciality Chemical Ltd.	278,289	439,757
Kansai Nerolac Paints Ltd.	159,323	1,011,016
Kiri Industries Ltd.*	97,355	675,535
Meghmani Organics Ltd.	281,206	292,689
National Fertilizers Ltd.*	649,660	341,903
Navin Fluorine International Ltd.	42,554	405,170
NOCIL Ltd.	116,603	243,774
Phillips Carbon Black Ltd.	109,524	309,731
PI Industries Ltd.	79,551	781,244
Pidilite Industries Ltd.	114,109	1,646,308
Rain Industries Ltd.	580,668	1,308,085
Rashtriya Chemicals & Fertilizers Ltd.	515,401	424,465
Solar Industries India Ltd.	10,087	147,513
Sudarshan Chemical Industries	29,803	170,743
Supreme Industries Ltd.	38,873	539,632
Tata Chemicals Ltd.	393,876	3,762,171
Thirumalai Chemicals Ltd.	204,096	346,448
UPL Ltd.	1,090,595	9,994,237

Total Chemicals		41,334,558

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2018

Investments	Shares	Value
Communications Equipment – 0.0%
Sterlite Technologies Ltd.	175,833	$711,555
Construction & Engineering – 1.6%
Dilip Buildcon Ltd.(a)	89,963	811,578
Engineers India Ltd.	479,633	786,707
IRB Infrastructure Developers Ltd.	1,346,562	2,548,604
J Kumar Infraprojects Ltd.	116,284	325,961
Kalpataru Power Transmission Ltd.	162,553	749,977
KEC International Ltd.	237,156	968,384
KNR Constructions Ltd.	149,888	368,569
Larsen & Toubro Ltd.	688,285	12,078,457
NBCC India Ltd.	844,473	681,496
NCC Ltd.	784,404	789,923
Praj Industries Ltd.	151,774	183,410
Voltas Ltd.	322,539	2,367,985

Total Construction & Engineering		22,661,051
Construction Materials – 1.8%
ACC Ltd.	84,479	1,809,090
Ambuja Cements Ltd.	1,389,962	4,286,467
Century Textiles & Industries Ltd.	66,335	751,793
Grasim Industries Ltd.	688,849	9,706,984
HeidelbergCement India Ltd.	117,980	234,284
JK Cement Ltd.	79,720	843,499
JK Lakshmi Cement Ltd.	88,581	371,847
Prism Johnson Ltd.	108,383	130,975
Ramco Cements Ltd. (The)	148,597	1,318,391
Shree Cement Ltd.	4,039	941,203
UltraTech Cement Ltd.	104,868	5,873,346

Total Construction Materials		26,267,879
Consumer Finance – 2.0%
Bajaj Finance Ltd.	208,597	6,238,630
Bharat Financial Inclusion Ltd.*	147,960	2,119,896
Capital First Ltd.	156,322	1,056,667
Cholamandalam Investment and Finance Co., Ltd.	88,976	1,432,097
Magma Fincorp Ltd.	513,559	815,077
Mahindra & Mahindra Financial Services Ltd.	567,962	3,135,583
Manappuram Finance Ltd.	2,106,145	2,103,530
Muthoot Finance Ltd.	540,165	3,005,967
Shriram Transport Finance Co., Ltd.	449,584	7,138,208
Sundaram Finance Ltd.	62,046	1,296,256

Total Consumer Finance		28,341,911
Containers & Packaging – 0.1%
Nilkamal Ltd.	7,354	172,407
Uflex Ltd.	173,414	691,838

Total Containers & Packaging		864,245
Diversified Financial Services – 2.4%
Aditya Birla Capital Ltd.*	941,837	1,489,607
Bajaj Holdings & Investment Ltd.	117,574	5,017,534
Housing & Urban Development Corp. Ltd.	1,358,132	864,641
L&T Finance Holdings Ltd.	1,202,718	2,150,259
Power Finance Corp., Ltd.	9,397,771	9,865,780
Reliance Capital Ltd.	833,257	3,243,828
Rural Electrification Corp., Ltd.	7,573,618	10,228,407
TI Financial Holdings Ltd.	155,283	1,182,241

Total Diversified Financial Services		34,042,297
Diversified Telecommunication Services – 0.5%
Bharti Infratel Ltd.	1,901,039	6,895,823
Himachal Futuristic Communications Ltd.	2,867,836	781,346

Total Diversified Telecommunication Services		7,677,169
Electric Utilities – 2.3%
Adani Transmission Ltd.*	1,032,960	2,285,650
CESC Ltd.	274,033	3,103,048
Power Grid Corp. of India Ltd.	6,775,549	17,609,511
Reliance Infrastructure Ltd.	723,937	2,998,012
Tata Power Co., Ltd. (The)	6,450,097	5,859,276
Torrent Power Ltd.	446,961	1,358,949

Total Electric Utilities		33,214,446
Electrical Equipment – 0.7%
ABB India Ltd.	46,172	897,962
Amara Raja Batteries Ltd.	69,142	705,775
Finolex Cables Ltd.	94,164	688,791
Graphite India Ltd.	127,183	1,479,562
Havells India Ltd.	327,192	2,683,344
HEG Ltd.	57,107	2,635,753
KEI Industries Ltd.	80,105	396,713

Total Electrical Equipment		9,487,900
Entertainment – 0.1%
Inox Leisure Ltd.*	148,525	443,587
PVR Ltd.	20,754	344,063

Total Entertainment		787,650
Food Products – 0.9%
Avanti Feeds Ltd.	150,231	802,137
Balrampur Chini Mills Ltd.*	949,917	931,047
Bombay Burmah Trading Co.	10,577	191,448
Britannia Industries Ltd.	31,451	2,526,623
GlaxoSmithKline Consumer Healthcare Ltd.	7,697	770,199
Kaveri Seed Co., Ltd.*	107,558	859,915
KRBL Ltd.	303,584	1,370,086
LT Foods Ltd.	296,549	186,136
Manpasand Beverages Ltd.	213,844	318,745
McLeod Russel India Ltd.	345,262	692,048
Nestle India Ltd.	22,407	2,998,208
Tata Global Beverages Ltd.	335,084	1,080,506
Venky’s India Ltd.	11,062	333,447

Total Food Products		13,060,545
Gas Utilities – 1.0%
GAIL India Ltd.	1,649,188	8,622,462
Gujarat Gas Ltd.	47,259	410,265
Gujarat State Petronet Ltd.	823,201	1,981,065
Indraprastha Gas Ltd.	640,541	2,146,771
Mahanagar Gas Ltd.	66,239	746,685

Total Gas Utilities		13,907,248

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2018

Investments	Shares	Value
Health Care Providers & Services – 0.0%
Apollo Hospitals Enterprise Ltd.	26,659	$383,299
Dr Lal PathLabs Ltd.(a)	14,966	197,898

Total Health Care Providers & Services		581,197
Hotels, Restaurants & Leisure – 0.1%
Coffee Day Enterprises Ltd.*(a)	93,185	362,957
EIH Ltd.	169,989	346,943
Indian Hotels Co., Ltd. (The)	189,702	358,259
Jubilant Foodworks Ltd.	23,082	391,573

Total Hotels, Restaurants & Leisure		1,459,732
Household Durables – 0.2%
Amber Enterprises India Ltd.*	22,442	287,081
Bajaj Electricals Ltd.	20,858	144,602
Crompton Greaves Consumer Electricals Ltd.	509,499	1,573,690
Symphony Ltd.	30,427	411,535
Whirlpool of India Ltd.	54,725	1,018,780

Total Household Durables		3,435,688
Household Products – 1.1%
Eveready Industries India Ltd.	47,854	130,148
Hindustan Unilever Ltd.	683,644	15,168,616
Jyothy Laboratories Ltd.	94,929	255,689

Total Household Products		15,554,453
Independent Power & Renewable Electricity Producers – 1.8%
Adani Green Energy Ltd.*	729,843	411,285
JSW Energy Ltd.*	864,329	730,310
NHPC Ltd.	12,659,403	3,946,786
NLC India Ltd.	1,260,737	1,162,647
NTPC Ltd.	7,867,875	18,109,463
PTC India Ltd.	1,680,867	1,546,611

Total Independent Power & Renewable Electricity Producers		25,907,102
Industrial Conglomerates – 0.3%
Godrej Industries Ltd.	161,315	1,149,611
Nava Bharat Ventures Ltd.	725,796	1,195,476
Siemens Ltd.	108,624	1,416,278

Total Industrial Conglomerates		3,761,365
Insurance – 0.7%
Bajaj Finserv Ltd.	70,014	5,801,049
General Insurance Corp. of India(a)	372,825	1,687,459
HDFC Standard Life Insurance Co., Ltd.(a)	150,633	813,738
ICICI Lombard General Insurance Co., Ltd.(a)	71,116	793,028
Max Financial Services Ltd.*	174,518	982,973
SBI Life Insurance Co., Ltd.(a)	88,599	625,290

Total Insurance		10,703,537
Interactive Media & Services – 0.1%
Info Edge India Ltd.	47,527	933,067
IT Services – 15.9%
eClerx Services Ltd.	62,412	912,288
HCL Technologies Ltd.	1,821,371	27,331,872
Hexaware Technologies Ltd.	299,447	1,771,525
Infosys Ltd.	10,635,198	107,107,550
Larsen & Toubro Infotech Ltd.(a)	22,187	586,736
Mindtree Ltd.	216,293	3,082,973
Mphasis Ltd.	218,876	3,542,506
Persistent Systems Ltd.	113,519	1,234,631
Sonata Software Ltd.	55,659	283,746
Tata Consultancy Services Ltd.	1,684,268	50,737,150
Tech Mahindra Ltd.	1,343,277	13,814,499
Vakrangee Ltd.	5,018,797	1,962,793
Wipro Ltd.	3,272,073	14,624,799

Total IT Services		226,993,068
Life Sciences Tools & Services – 0.2%
Dishman Carbogen Amcis Ltd.*	85,254	292,315
Divi’s Laboratories Ltd.	126,312	2,284,210
Syngene International Ltd.(a)	50,655	419,796

Total Life Sciences Tools & Services		2,996,321
Machinery – 0.9%
Action Construction Equipment Ltd.	90,095	123,603
AIA Engineering Ltd.	90,804	2,227,322
Ashok Leyland Ltd.	2,846,350	4,676,511
BEML Ltd.	46,728	392,892
Carborundum Universal Ltd.	72,464	384,912
Cochin Shipyard Ltd.(a)	210,787	1,134,336
Cummins India Ltd.	82,959	770,309
Escorts Ltd.	205,639	1,735,549
Greaves Cotton Ltd.	105,441	192,438
Jain Irrigation Systems Ltd.	1,044,385	879,565
Thermax Ltd.	32,992	430,867

Total Machinery		12,948,304
Media – 0.5%
Sun TV Network Ltd.	253,649	2,149,316
TV Today Network Ltd.	72,887	409,882
Zee Entertainment Enterprises Ltd.	888,728	5,377,240

Total Media		7,936,438
Metals & Mining – 7.8%
APL Apollo Tubes Ltd.	17,648	308,213
Godawari Power and Ispat Ltd.*	38,602	224,721
Hindalco Industries Ltd.	5,431,706	17,207,771
Hindustan Copper Ltd.	208,638	146,786
Hindustan Zinc Ltd.	1,136,901	4,537,253
Jindal Saw Ltd.	493,605	499,461
Jindal Stainless Hisar Ltd.*	587,115	890,108
Jindal Stainless Ltd.*	763,438	566,075
JSW Steel Ltd.	3,430,741	18,062,385
Maithan Alloys Ltd.	83,189	609,257
National Aluminium Co., Ltd.	2,365,147	1,977,210
NMDC Ltd.	4,169,160	6,510,538
Prakash Industries Ltd.*	386,392	608,452
Ramkrishna Forgings Ltd.	47,905	397,006
Surya Roshni Ltd.	78,853	250,678
Tata Metaliks Ltd.	35,747	333,898
Tata Sponge Iron Ltd.	23,167	258,851
Tata Steel Ltd.	2,881,886	23,107,963

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2018

Investments	Shares	Value
Tinplate Co. of India Ltd. (The)	88,006	$184,049
Vedanta Ltd.	10,921,266	34,998,070
Welspun Corp., Ltd.	206,898	354,629

Total Metals & Mining		112,033,374
Multiline Retail – 0.0%
Shoppers Stop Ltd.	38,992	283,552
V-Mart Retail Ltd.	4,181	144,616

Total Multiline Retail		428,168
Oil, Gas & Consumable Fuels – 19.8%
Adani Gas Ltd.*†	1,809,399	1,511,369
Aegis Logistics Ltd.	179,376	491,682
Bharat Petroleum Corp., Ltd.	4,917,999	25,383,768
Chennai Petroleum Corp., Ltd.	457,777	1,758,106
Coal India Ltd.	2,430,611	8,927,441
Hindustan Petroleum Corp., Ltd.	6,362,681	22,070,577
Indian Oil Corp., Ltd.	16,599,920	35,116,536
Mangalore Refinery & Petrochemicals Ltd.	1,953,793	1,935,196
Oil & Natural Gas Corp., Ltd.	15,591,393	38,112,772
Oil India Ltd.	1,810,063	5,482,126
Petronet LNG Ltd.	1,880,789	5,831,250
Reliance Industries Ltd.	7,912,805	137,314,292

Total Oil, Gas & Consumable Fuels		283,935,115
Paper & Forest Products – 0.1%
Century Plyboards India Ltd.	197,196	491,154
JK Paper Ltd.	153,339	304,287

Total Paper & Forest Products		795,441
Personal Products – 1.0%
Bajaj Corp., Ltd.	111,662	634,944
Colgate-Palmolive India Ltd.	92,997	1,387,386
Dabur India Ltd.	663,186	3,905,561
Emami Ltd.	24,237	165,319
Godrej Consumer Products Ltd.	545,520	5,784,433
Marico Ltd.	551,583	2,534,208

Total Personal Products		14,411,851
Pharmaceuticals – 3.8%
Alembic Pharmaceuticals Ltd.	82,687	717,480
Alkem Laboratories Ltd.	48,240	1,367,510
Aurobindo Pharma Ltd.	788,629	8,098,977
Bliss Gvs Pharma Ltd.	103,064	249,876
Cadila Healthcare Ltd.	558,298	2,972,481
Cipla Ltd.	489,638	4,417,819
Dr. Reddy’s Laboratories Ltd.	84,919	2,964,551
Eris Lifesciences Ltd.*(a)	24,311	244,787
Glenmark Pharmaceuticals Ltd.	261,346	2,279,071
Granules India Ltd.	252,453	331,369
Indoco Remedies Ltd.	38,143	101,737
Ipca Laboratories Ltd.	51,652	484,135
Jubilant Life Sciences Ltd.	186,510	1,885,169
Lupin Ltd.	50,562	628,415
Natco Pharma Ltd.	229,094	2,375,005
Pfizer Ltd.	5,623	231,661
Piramal Enterprises Ltd.	427,945	13,574,222
Strides Pharma Science Ltd.	372,996	2,237,770
Sun Pharmaceutical Industries Ltd.	802,427	6,899,057
Suven Life Sciences Ltd.	125,954	468,874
Torrent Pharmaceuticals Ltd.	72,191	1,645,783

Total Pharmaceuticals		54,175,749
Professional Services – 0.1%
L&T Technology Services Ltd.(a)	11,116	266,245
Quess Corp. Ltd.*(a)	46,529	570,364
TeamLease Services Ltd.*	6,850	232,937

Total Professional Services		1,069,546
Real Estate Management & Development – 1.2%
Anant Raj Ltd.	495,464	255,285
Capacit’e Infraprojects Ltd.	70,595	214,444
DLF Ltd.	2,786,414	6,248,194
Godrej Properties Ltd.*	53,396	435,256
Indiabulls Real Estate Ltd.*	4,398,114	5,327,002
Kolte-Patil Developers Ltd.	58,620	175,156
Mahindra Lifespace Developers Ltd.	70,803	426,830
Oberoi Realty Ltd.	164,455	920,167
Phoenix Mills Ltd. (The)	73,064	553,095
Prestige Estates Projects Ltd.	300,985	871,316
Puravankara Ltd.	248,082	218,000
Sobha Ltd.	141,999	780,515
Sunteck Realty Ltd.	48,160	266,611

Total Real Estate Management & Development		16,691,871
Road & Rail – 0.2%
Container Corp. of India Ltd.	304,214	2,633,178
VRL Logistics Ltd.*	70,965	262,411

Total Road & Rail		2,895,589
Software – 0.4%
8K Miles Software Services Ltd.*	20,060	52,952
KPIT Technologies Ltd.	490,411	1,443,698
NIIT Technologies Ltd.	99,753	1,509,712
Oracle Financial Services Software Ltd.	38,274	2,067,847
TAKE Solutions Ltd.	73,947	156,024
Tata Elxsi Ltd.	29,703	473,675

Total Software		5,703,908
Specialty Retail – 0.1%
PC Jeweller Ltd.	1,227,108	1,055,458
Shankara Building Products Ltd.	8,818	149,568

Total Specialty Retail		1,205,026
Textiles, Apparel & Luxury Goods – 0.9%
Arvind Ltd.	379,361	1,663,924
Indo Count Industries Ltd.	357,314	318,177
Page Industries Ltd.	1,604	727,655
Rajesh Exports Ltd.	466,352	4,347,965
Raymond Ltd.	21,979	201,143
SRF Ltd.	20,919	493,785
Swan Energy Ltd.	58,788	101,616
Titan Co., Ltd.	273,739	3,042,132
Trident Ltd.	767,941	604,903
Vardhman Textiles Ltd.	56,012	784,778
Welspun India Ltd.	962,130	777,110

Total Textiles, Apparel & Luxury Goods		13,063,188

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2018

Investments	Shares	Value
Thrifts & Mortgage Finance – 9.8%
Can Fin Homes Ltd.	186,459	$611,155
Dewan Housing Finance Corp., Ltd.	695,580	2,638,291
GIC Housing Finance Ltd.	143,851	505,632
GRUH Finance Ltd.	114,047	478,356
Housing Development Finance Corp., Ltd.	4,649,659	112,537,270
Indiabulls Housing Finance Ltd.	1,307,969	15,460,522
LIC Housing Finance Ltd.	1,136,563	6,544,370
PNB Housing Finance Ltd.(a)	62,594	765,565

Total Thrifts & Mortgage Finance		139,541,161
Tobacco – 1.4%
ITC Ltd.	4,773,497	19,606,963
Trading Companies & Distributors – 0.1%
Adani Enterprises Ltd.	908,099	1,636,056
MMTC Ltd.	481,655	181,393

Total Trading Companies & Distributors		1,817,449
Transportation Infrastructure – 0.7%
Adani Ports & Special Economic Zone Ltd.	2,229,631	10,116,232
Water Utilities – 0.0%
VA Tech Wabag Ltd.	158,808	644,521
Wireless Telecommunication Services – 0.2%
Bharti Airtel Ltd.	482,254	2,252,271
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $1,160,195,113)		1,434,773,687
Other Assets less Liabilities – (0.3)%		(4,855,385)

NET ASSETS – 100.0%		$1,429,918,302

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,511,369, which represents 0.11% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/1/2018	525,207	USD	38,099,813	INR	$—	$(380)
HSBC Holdings PLC	10/1/2018	630,198	USD	45,716,147	INR	—	(457)
						$—	$(837)

CURRENCY LEGEND:

INR – Indian rupee

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 100.0%
Bahrain – 2.7%
Ahli United Bank BSC	658,462	$457,631
Egypt – 3.9%
Alexandria Mineral Oils Co.	40,682	25,040
Commercial International Bank Egypt SAE	17,129	79,556
Credit Agricole Egypt SAE	11,112	27,185
Eastern Tobacco	41,595	43,963
Egyptian Financial Group-Hermes Holding Co.*	150,248	144,211
ElSewedy Electric Co.	205,530	204,498
Heliopolis Housing	6,380	8,132
Juhayna Food Industries	17,727	10,080
Medinet Nasr Housing*	22,507	9,570
Oriental Weavers	47,592	25,469
Sidi Kerir Petrochemicals Co.	28,179	34,249
Talaat Moustafa Group	41,861	25,719
Telecom Egypt Co.	64,587	41,989

Total Egypt		679,661
Jordan – 3.1%
Arab Bank PLC	54,828	486,845
Jordan Petroleum Refinery Co.	13,265	46,367

Total Jordan		533,212
Kuwait – 14.3%
Agility Public Warehousing Co. KSC	35,373	98,116
Boubyan Bank KSCP	23,664	43,785
Boubyan Petrochemicals Co. KSCP	60,896	206,870
Burgan Bank SAK	20,960	17,282
Gulf Bank KSCP	102,302	86,039
Humansoft Holding Co. KSC	3,554	38,095
Kuwait Finance House KSCP	201,391	397,202
Kuwait International Bank KSCP	50,710	39,973
Mabanee Co. SAK	13,890	29,044
Mezzan Holding Co. KSCC	10,049	22,372
Mobile Telecommunications Co. KSC	464,865	734,401
National Bank of Kuwait SAKP	275,040	750,191

Total Kuwait		2,463,370
Morocco – 3.8%
Attijariwafa Bank	4,176	199,353
Cosumar	4,957	89,396
Douja Promotion Groupe Addoha S.A.	18,265	28,580
Maroc Telecom	16,839	254,733
Societe d’Exploitation des Ports	4,134	74,115

Total Morocco		646,177
Oman – 2.7%
Bank Muscat SAOG	202,326	221,828
Bank Sohar SAOG	77,991	25,936
Oman Telecommunications Co. SAOG	61,577	136,305
Ooredoo	61,325	85,399

Total Oman		469,468
Qatar – 19.8%
Barwa Real Estate Co.	19,154	186,096
Doha Bank QPSC	32,094	185,081
Gulf Warehousing Co.	1,602	17,465
Industries Qatar QSC	15,260	522,566
Masraf Al Rayan QSC	50,216	517,122
Medicare Group	1,464	26,333
Ooredoo QPSC	11,043	209,215
Qatar Electricity & Water Co. QSC	2,821	148,351
Qatar Gas Transport Co., Ltd.	43,435	204,800
Qatar Insurance Co. SAQ	10,080	105,187
Qatar International Islamic Bank QSC	7,363	115,111
Qatar Islamic Bank SAQ	7,388	284,037
Qatar National Bank QPSC	14,843	721,464
United Development Co. QSC	38,656	147,554
Widam Food Co.	684	14,082

Total Qatar		3,404,464
Saudi Arabia – 29.3%
Advanced Petrochemical Co.	5,956	86,555
Al Rajhi Bank	37,809	869,045
Al Tayyar Travel Group Holding Co.	1,628	10,028
Alinma Bank	21,144	119,188
Almarai Co. JSC	5,155	66,736
Arab National Bank	3,721	32,792
Bank Al-Jazira	8,017	30,612
Bank AlBilad	12,009	78,518
Banque Saudi Fransi	12,656	110,353
Bupa Arabia for Cooperative Insurance Co.	230	6,427
Co. for Cooperative Insurance (The)*	2,387	35,007
Dallah Healthcare Co.	476	7,945
Jarir Marketing Co.	2,351	115,850
Kingdom Holding Co.	8,533	19,522
National Commercial Bank	45,647	535,556
National Petrochemical Co.	2,524	18,474
Riyad Bank	63,783	278,926
Sahara Petrochemical Co.	12,240	55,484
Samba Financial Group	53,413	446,503
Saudi Airlines Catering Co.	2,264	50,529
Saudi Arabian Fertilizer Co.	5,588	117,862
Saudi Basic Industries Corp.	29,314	966,125
Saudi British Bank (The)	5,513	47,923
Saudi Cement Co.	9,220	107,805
Saudi Electricity Co.	23,607	100,465
Saudi Ground Services Co.	3,966	36,590
Saudi Industrial Investment Group	4,938	34,761
Saudi Investment Bank (The)	10,737	51,248
Saudi Telecom Co.	18,058	405,917
Yanbu National Petrochemical Co.	10,866	205,136

Total Saudi Arabia		5,047,882
United Arab Emirates – 20.4%
Abu Dhabi Commercial Bank PJSC	209,597	452,513
Agthia Group PJSC	10,922	13,262
Air Arabia PJSC	333,868	87,261
Aldar Properties PJSC	355,241	176,989
Aramex PJSC	24,822	27,910

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2018

Investments	Shares	Value
DAMAC Properties Dubai Co. PJSC	268,450	$149,096
DP World Ltd.	7,110	135,801
Dubai Investments PJSC	144,488	73,954
Dubai Islamic Bank PJSC	250,491	367,582
Emaar Malls PJSC	207,389	103,326
Emaar Properties PJSC	149,402	201,342
Emirates NBD PJSC	29,249	75,650
Emirates Telecommunications Group Co. PJSC	190,567	866,438
First Abu Dhabi Bank PJSC	139,505	543,124
Manazel Real Estate PJSC*	228,593	27,384
National Central Cooling Co. PJSC	14,871	6,397
RAK Properties PJSC	175,595	28,684
Union National Bank PJSC	128,263	172,156

Total United Arab Emirates		3,508,869
TOTAL COMMON STOCKS (Cost: $15,325,748)		17,210,734
RIGHTS – 0.0%
Kuwait – 0.0%
Burgan Bank SAK, expiring 10/10/18*
(Cost: $0)	2,231	0
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $15,325,748)		17,210,734
Other Assets less Liabilities – 0.0%		8,543

NET ASSETS – 100.0%		$17,219,277

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
State Street Bank and Trust	10/2/2018	1,001	USD	3,753	SAR	$0	*	$—
*	Amount represents less than $1.

CURRENCY LEGEND

SAR – Saudi riyal

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2018

	WisdomTree Asia Pacific ex- Japan Fund		WisdomTree China ex-State- Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:

Investments, at cost	$34,300,024		$182,255,252	$40,193,477	$166,051,543	$1,910,459,880

Investment in affiliates, at cost (Note 3)	45,472		—	—	—	651,739

Foreign currency, at cost	638,179		108,217	90,307	65,660	2,000,142
Investments in securities, at value[1] (Note 2)	37,482,965		161,908,002 [2]	34,553,594 [2]	152,405,366 [2]	1,945,749,744	[2]

Investment in affiliates, at value (Note 3)	44,821	[2]	—	—	—	666,868

Cash	—		6,663	13,264	—	—

Foreign currency, at value	638,185		108,065	90,320	65,642	1,999,574

Unrealized appreciation on foreign currency contracts	—		—	1	85	373

Receivables:

Investment securities sold[3]	485,710		—	—	70,887	1,481,654

Dividends	122,175		313,114	77,240	168,316	6,536,424

Securities lending income	819		23,440	3,619	4,688	115,901
Total Assets	38,774,675		162,359,284	34,738,038	152,714,984	1,956,550,538
LIABILITIES:

Due to custodian	1,109,183		—	—	747	763,306

Unrealized depreciation on foreign currency contracts	1,179		—	—	—	1,905

Payables:

Cash collateral received for securities loaned (Note 2)	303,000		878,806	410,120	156,899	9,893,737

Investment securities purchased	255		—	—	535	—

Capital shares redeemed	—		656	5,089	—	—

Advisory fees (Note 3)	16,643		41,513	9,515	37,091	998,269

Service fees (Note 2)	154		569	132	510	6,979

Foreign capital gains tax	983		—	—	—	—
Total Liabilities	1,431,397		921,544	424,856	195,782	11,664,196
NET ASSETS	$37,343,278		$161,437,740	$34,313,182	$152,519,202	$1,944,886,342
NET ASSETS:

Paid-in capital	$44,836,670		$186,924,869	$42,880,229	$169,237,088	$3,138,536,162

Undistributed net investment income	23,322		203,648	60,130	109,686	3,899,479

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(10,697,336)		(5,343,657)	(2,987,320)	(3,180,614)	(1,232,862,224)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,180,622		(20,347,120)	(5,639,857)	(13,646,958)	35,312,925
NET ASSETS	$37,343,278		$161,437,740	$34,313,182	$152,519,202	$1,944,886,342
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	550,000		2,250,000	1,600,000	5,400,000	44,300,000
Net asset value per share	$67.90		$71.75	$21.45	$28.24	$43.90
[1] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[2] Includes market value of securities out on loan of:	$44,821		$6,936,732	$1,633,396	$864,624	$131,788,470
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$252,220		—	—	—	—

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2018

	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$2,447,314	$79,998,664	$1,376,531,883	$70,379,058		$104,720,072

Investment in affiliates, at cost (Note 3)	—	—	—	78,132		—

Foreign currency, at cost	194,052	16,902	2,512,629	12,377		98,014
Investments in securities, at value[1,2] (Note 2)	2,463,953	79,279,639	1,400,193,118	74,603,640		104,201,234

Investment in affiliates, at value (Note 3)	—	—	—	79,015	[2]	—

Cash	5,330	3,794	—	17,369		7,521

Foreign currency, at value	194,052	16,825	2,515,746	12,529		97,438

Unrealized appreciation on foreign currency contracts	5,837	—	5,992	—		3

Receivables:

Investment securities sold[3]	179,023	17,502	11,049,445	57,938		—

Dividends	4,698	333,799	6,042,910	153,976		400,379

Securities lending income	—	1,650	350,510	3,551		2,664

Foreign tax reclaims	1	—	416	102,343		43,722
Total Assets	2,852,894	79,653,209	1,420,158,137	75,030,361		104,752,961
LIABILITIES:

Due to custodian	—	—	3,268,570	—		—

Unrealized depreciation on foreign currency contracts	6,773	—	10,529	—		3

Payables:

Cash collateral received for securities loaned (Note 2)	—	77,507	18,793,092	588,304		1,921,461

Investment securities purchased	377,018	—	757,739	—		—

Capital shares redeemed	—	—	9,188,231	—		—

Advisory fees (Note 3)	946	20,922	733,886	35,461		48,678

Service fees (Note 2)	10	289	5,149	272		369

Foreign capital gains tax	—	176,792	367	40,183		—
Total Liabilities	384,747	275,510	32,757,563	664,220		1,970,511
NET ASSETS	$2,468,147	$79,377,699	$1,387,400,574	$74,366,141		$102,782,450
NET ASSETS:

Paid-in capital	$2,500,100	$86,401,974	$1,714,982,486	$81,412,824		$126,360,850

Undistributed (Distributions in excess of) net investment income	5,740	357,670	1,633,522	118,682		(4,413,537)

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(53,131)	(6,486,300)	(352,893,710)	(11,351,599)		(18,643,312)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	15,438	(895,645)	23,678,276	4,186,234		(521,551)
NET ASSETS	$2,468,147	$79,377,699	$1,387,400,574	$74,366,141		$102,782,450
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,004	3,300,000	30,200,000	1,300,000		3,500,000
Net asset value per share	$24.68	$24.05	$45.94	$57.20		$29.37
[1] Includes market value of securities out on loan of:	—	$347,513	$153,263,967	$743,806		$2,843,697
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	$34,931		—

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2018

	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$95,395,280	$1,160,195,113	$15,325,748

Investment in affiliates, at cost (Note 3)	88,913	—	—

Foreign currency, at cost	33,622	4,457,677	7,565
Investments in securities, at value[1,2] (Note 2)	100,868,115	1,434,773,687	17,210,734

Investment in affiliates, at value (Note 3)	90,588	—	—

Cash	—	—	5,490

Foreign currency, at value	33,603	4,463,442	7,561

Unrealized appreciation on foreign currency contracts	—	—	0 †

Receivables:

Investment securities sold[3]	15,758	68,747	7,999

Capital shares sold	—	19,703,204	—

Dividends	255,956	1,184,407	—

Securities lending income	1,285	—	—

Foreign tax reclaims	60,744	—	—
Total Assets	101,326,049	1,460,193,487	17,231,784
LIABILITIES:

Due to custodian	4,307	21,375,564	—

Unrealized depreciation on foreign currency contracts	47	837	—

Payables:

Note interest payable (Note 8)	—	185,659	—

Cash collateral received for securities loaned (Note 2)	631,126	—	—

Investment securities purchased	844	648,761	—

Advisory fees (Note 3)	48,603	1,035,172	12,445

Service fees (Note 2)	371	5,488	62

Foreign capital gains tax	—	7,023,704	—
Total Liabilities	685,298	30,275,185	12,507
NET ASSETS	$100,640,751	$1,429,918,302	$17,219,277
NET ASSETS:

Paid-in capital	$102,463,196	$1,371,624,945	$20,625,661

Undistributed (Distributions in excess of) net investment income	158,834	183,664	(10,836)

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(7,455,621)	(209,443,331)	(5,280,530)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	5,474,342	267,553,024	1,884,982
NET ASSETS	$100,640,751	$1,429,918,302	$17,219,277
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,150,000	59,400,000	900,000
Net asset value per share	$46.81	$24.07	$19.13
† Amount represents less than $1.
[1] Includes market value of securities out on loan of:	$1,597,427	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$10,746	—	—

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,273,593	$2,372,819	$997,036	$1,802,959	$75,686,004

Dividends from affiliates (Note 3)	16,907	—	—	—	161,558

Interest	4	30	5	71	—

Non-cash dividends	3,543	—	—	—	—

Securities lending income (Note 2)	940	124,829	31,050	23,279	722,187
Total investment income	1,294,987	2,497,678	1,028,091	1,826,309	76,569,749
EXPENSES:

Advisory fees (Note 3)	106,653	611,190	139,713	376,101	6,567,840

Service fees (Note 2)	978	4,268	975	2,854	45,870
Total expenses	107,631	615,458	140,688	378,955	6,613,710
Expense waivers (Note 3)	(808)	(300,744)	(68,748)	(168,597)	(54,259)
Net expenses	106,823	314,714	71,940	210,358	6,559,451
Net investment income	1,188,164	2,182,964	956,151	1,615,951	70,010,298
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	273,804	(6,863,254)	(1,253,188)	(2,107,125)	(33,387,992)

Investment transactions in affiliates (Note 3)	(37,027)	—	—	—	(1,397,626)

In-kind redemptions	575,633	6,253,694	47,606	—	15,171,603

In-kind redemptions in affiliates (Note 3)	—	—	—	—	(16,946)

Foreign currency contracts	(1,867)	(21,272)	(5,030)	(81,061)	(571,012)

Foreign currency related transactions	(4,843)	(10,880)	(10,376)	40,988	(151,525)

Payment by sub-advisor (Note 3)	—	—	—	288	—
Net realized gain (loss)	805,700	(641,712)	(1,220,988)	(2,146,910)	(20,353,498)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(1,588,284)	(35,216,735)	(8,247,010)	(14,012,396)	(146,475,695)

Foreign currency contracts	(1,206)	—	(490)	4,451	(18,168)

Translation of assets and liabilities denominated in foreign currencies	871	(1,774)	62	(718)	34,588
Net decrease in unrealized appreciation/depreciation	(1,588,619)	(35,218,509)	(8,247,438)	(14,008,663)	(146,459,275)
Net realized and unrealized loss on investments	(782,919)	(35,860,221)	(9,468,426)	(16,155,573)	(166,812,773)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$405,245	$(33,677,257)	$(8,512,275)	$(14,539,622)	$(96,802,475)
[1] Net of foreign withholding tax of:	$114,617	$126,012	$128,873	$268,930	$11,470,989
[2] Net of foreign capital gains tax withheld of:	—	—	$9	—	$19,198
[3] Includes net increase in accrued foreign capital gain taxes of:	$983	—	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months or Period Ended September 30, 2018

	WisdomTree Emerging Markets Multifactor Fund[1]	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[2]	$10,212	$1,811,153	$46,486,443	$1,120,991	$2,702,499

Dividends from affiliates (Note 3)	185	—	306,638	14,620	—

Interest	—	7	—	4	—

Non-cash dividends	—	—	6,481	49,194	49,551

Securities lending income (Note 2)	—	12,366	2,282,816	12,727	25,818
Total investment income	10,397	1,823,526	49,082,378	1,197,536	2,777,868
EXPENSES:

Advisory fees (Note 3)	1,672	253,773	5,027,352	207,888	299,075

Service fees (Note 2)	15	1,772	35,112	1,576	2,269
Total expenses	1,687	255,545	5,062,464	209,464	301,344
Expense waivers (Note 3)	(30)	(124,872)	(7,562)	(377)	—
Net expenses	1,657	130,673	5,054,902	209,087	301,344
Net investment income	8,740	1,692,853	44,027,476	988,449	2,476,524
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	(64,661)	(213,923)	(14,691,445)	(653,320)	(622,808)

Investment transactions in affiliates (Note 3)	(4,203)	—	(583,604)	(25,641)	—

In-kind redemptions	—	500,442	6,715,057	1,074,569	691,105

Foreign currency contracts	6,637	(7,686)	(229,853)	(3,548)	7,995

Foreign currency related transactions	9,096	(8,315)	(321,787)	(7,677)	(21,337)
Net realized gain (loss)	(53,131)	270,518	(9,111,632)	384,383	54,955
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[4]	16,639	(9,799,135)	(232,893,945)	(2,400,385)	(7,374,883)

Foreign currency contracts	(936)	—	(5,300)	—	(15)

Translation of assets and liabilities denominated in foreign currencies	(265)	395	11,964	(1,421)	(1,773)
Net increase (decrease) in unrealized appreciation/depreciation	15,438	(9,798,740)	(232,887,281)	(2,401,806)	(7,376,671)
Net realized and unrealized loss on investments	(37,693)	(9,528,222)	(241,998,913)	(2,017,423)	(7,321,716)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,953)	$(7,835,369)	$(197,971,437)	$(1,028,974)	$(4,845,192)
[1] For the period August 10, 2018 (commencement of operations) through September 30, 2018.
[2] Net of foreign withholding tax of:	$1,109	$254,920	$6,996,790	$168,046	$242,608
[3] Net of foreign capital gains tax withholding (credit) of:	—	$2,197	$42,665	$(10)	—
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$163,409	$(20,617)	$38,010	—

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$2,518,409	$14,765,999	$427,807

Dividends from affiliates (Note 3)	5,762	—	—

Non-cash dividends	58,904	—	—

Securities lending income (Note 2)	16,315	—	—
Total investment income	2,599,390	14,765,999	427,807
EXPENSES:

Advisory fees (Note 3)	303,736	6,572,874	79,911

Service fees (Note 2)	2,303	34,844	400

Interest expense (Note 8)	—	185,659	—
Total expenses	306,039	6,793,377	80,311
Expense waivers (Note 3)	(335)	—	—
Net expenses	305,704	6,793,377	80,311
Net investment income	2,293,686	7,972,622	347,496
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(202,968)	35,944,899	(231,735)

Investment transactions in affiliates (Note 3)	(9,672)	—	—

In-kind redemptions	836,047	—	—

Foreign currency contracts	(1,461)	1,362,337	(5,766)

Foreign currency related transactions	(9,664)	(2,366,350)	946

Payment by sub-advisor (Note 3)	—	—	17,117
Net realized gain (loss)	612,282	34,940,886	(219,438)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	510,440	(134,779,159)	747,638

Foreign currency contracts	(47)	(837)	1

Translation of assets and liabilities denominated in foreign currencies	(1,070)	5,201	13
Net increase (decrease) in unrealized appreciation/depreciation	509,323	(134,774,795)	747,652
Net realized and unrealized gain (loss) on investments	1,121,605	(99,833,909)	528,214
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,415,291	$(91,861,287)	$875,710
[1] Net of foreign withholding tax of:	$169,493	—	$12,484
[2] Includes net decrease in accrued foreign capital gain taxes of:	—	$(10,843,208)	—

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets Consumer Growth Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,188,164	$1,472,256	$2,182,964	$114,474	$956,151	$681,206

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	805,700	1,433,260	(641,712)	(1,140,498)	(1,220,988)	2,745,372

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,588,619)	2,463,176	(35,218,509)	14,228,163	(8,247,438)	2,070,375
Net increase (decrease) in net assets resulting from operations	405,245	5,368,692	(33,677,257)	13,202,139	(8,512,275)	5,496,953
DIVIDENDS:

Net investment income	(1,215,007)	(1,460,015)	(1,948,023)	(175,236)	(981,011)	(608,721)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	6,764,109	7,000,762	194,324,594	1,144,098	24,219,358

Cost of shares redeemed	(6,897,891)	(7,276,813)	(25,865,318)	—	(7,389,744)	(3,837,105)
Net increase (decrease) in net assets resulting from capital share transactions	(6,897,891)	(512,704)	(18,864,556)	194,324,594	(6,245,646)	20,382,253
Net Increase (Decrease) in Net Assets	(7,707,653)	3,395,973	(54,489,836)	207,351,497	(15,738,932)	25,270,485
NET ASSETS:

Beginning of period	$45,050,931	$41,654,958	$215,927,576	$8,576,079	$50,052,114	$24,781,629

End of period	$37,343,278	$45,050,931	$161,437,740	$215,927,576	$34,313,182	$50,052,114
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$23,322	$50,165	$203,648	$(31,293)	$60,130	$84,990
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,000	650,000	2,475,000	150,000	1,900,000	1,100,000

Shares created	—	100,000	100,000	2,325,000	50,000	950,000

Shares redeemed	(100,000)	(100,000)	(325,000)	—	(350,000)	(150,000)
Shares outstanding, end of period	550,000	650,000	2,250,000	2,475,000	1,600,000	1,900,000

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund		WisdomTree Emerging Markets Multifactor Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Period August 10, 2018* through September 30, 2018 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,615,951	$223,513	$70,010,298	$75,063,396	$8,740

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(2,146,910)	613,059	(20,353,498)	58,603,912	(53,131)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(14,008,663)	148,826	(146,459,275)	236,034,137	15,438
Net increase (decrease) in net assets resulting from operations	(14,539,622)	985,398	(96,802,475)	369,701,445	(28,953)
DIVIDENDS:

Net investment income	(1,613,052)	(125,650)	(70,646,381)	(74,635,924)	(3,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	75,895,415	104,725,354	—	283,093,631	2,500,000

Cost of shares redeemed	—	(15,280,657)	(169,841,137)	(17,363,657)	—
Net increase (decrease) in net assets resulting from capital share transactions	75,895,415	89,444,697	(169,841,137)	265,729,974	2,500,000
Net Increase (Decrease) in Net Assets	59,742,741	90,304,445	(337,289,993)	560,795,495	2,468,047
NET ASSETS:

Beginning of period	$92,776,461	$2,472,016	$2,282,176,335	$1,721,380,840	$100

End of period	$152,519,202	$92,776,461	$1,944,886,342	$2,282,176,335	$2,468,147
Undistributed net investment income included in net assets at end of period	$109,686	$106,787	$3,899,479	$4,535,562	$5,740
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,900,000	100,000	48,200,000	42,300,000	4

Shares created	2,500,000	3,300,000	—	6,300,000	100,000

Shares redeemed	—	(500,000)	(3,900,000)	(400,000)	—
Shares outstanding, end of period	5,400,000	2,900,000	44,300,000	48,200,000	100,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,692,853	$1,361,181	$44,027,476	$40,436,205	$988,449	$1,304,331

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	270,518	2,933,521	(9,111,632)	86,621,425	384,383	5,766,997

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9,798,740)	6,026,385	(232,887,281)	158,443,070	(2,401,806)	2,773,077
Net increase (decrease) in net assets resulting from operations	(7,835,369)	10,321,087	(197,971,437)	285,500,700	(1,028,974)	9,844,405
DIVIDENDS:

Net investment income	(1,424,049)	(1,254,486)	(46,071,248)	(39,444,335)	(1,123,008)	(1,055,807)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	15,898,262	23,204,036	10,654,869	390,446,108	11,674,624	12,021,088

Cost of shares redeemed	(2,703,131)	(5,194,843)	(122,315,925)	—	(5,997,605)	—
Net increase (decrease) in net assets resulting from capital share transactions	13,195,131	18,009,193	(111,661,056)	390,446,108	5,677,019	12,021,088
Net Increase (Decrease) in Net Assets	3,935,713	27,075,794	(355,703,741)	636,502,473	3,525,037	20,809,686
NET ASSETS:

Beginning of period	$75,441,986	$48,366,192	$1,743,104,315	$1,106,601,842	$70,841,104	$50,031,418

End of period	$79,377,699	$75,441,986	$1,387,400,574	$1,743,104,315	$74,366,141	$70,841,104
Undistributed net investment income included in net assets at end of period	$357,670	$88,866	$1,633,522	$3,677,294	$118,682	$253,241
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,800,000	2,100,000	32,600,000	24,800,000	1,200,000	1,000,000

Shares created	600,000	900,000	200,000	7,800,000	200,000	200,000

Shares redeemed	(100,000)	(200,000)	(2,600,000)	—	(100,000)	—
Shares outstanding, end of period	3,300,000	2,800,000	30,200,000	32,600,000	1,300,000	1,200,000

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,476,524	$3,192,261	$2,293,686	$3,365,276	$7,972,622	$15,714,555

Net realized gain on investments, foreign currency contracts and foreign currency related transactions	54,955	8,106,097	612,282	3,241,181	34,940,886	67,494,908

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(7,376,671)	5,139,781	509,323	(555,442)	(134,774,795)	52,787,776
Net increase (decrease) in net assets resulting from operations	(4,845,192)	16,438,139	3,415,291	6,051,015	(91,861,287)	135,997,239
DIVIDENDS:

Net investment income	(3,838,015)	(6,147,290)	(2,424,019)	(3,155,342)	(11,433,744)	(14,626,040)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,352,354	24,385,279	—	11,952,469	189,757,840	123,976,585

Cost of shares redeemed	(3,215,204)	(10,408,019)	(4,708,407)	—	(328,111,717)	(138,386,249)
Net increase (decrease) in net assets resulting from capital share transactions	4,137,150	13,977,260	(4,708,407)	11,952,469	(138,353,877)	(14,409,664)
Net Increase (Decrease) in Net Assets	(4,546,057)	24,268,109	(3,717,135)	14,848,142	(241,648,908)	106,961,535
NET ASSETS:

Beginning of period	$107,328,507	$83,060,398	$104,357,886	$89,509,744	$1,671,567,210	$1,564,605,675

End of period	$102,782,450	$107,328,507	$100,640,751	$104,357,886	$1,429,918,302	$1,671,567,210
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(4,413,537)	$(3,052,046)	$158,834	$289,167	$183,664	$3,644,786
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,350,000	2,950,000	2,250,000	2,000,000	64,600,000	65,000,000

Shares created	250,000	750,000	—	250,000	7,400,000	4,800,000

Shares redeemed	(100,000)	(350,000)	(100,000)	—	(12,600,000)	(5,200,000)
Shares outstanding, end of period	3,500,000	3,350,000	2,150,000	2,250,000	59,400,000	64,600,000

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Middle East Dividend Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$347,496	$539,037

Net realized loss on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(219,438)	(824,113)

Net increase in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	747,652	1,725,152
Net increase in net assets resulting from operations	875,710	1,440,076
DIVIDENDS:

Net investment income	(542,002)	(417,266)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,756,142	—

Cost of shares redeemed	(1,894,772)	(3,600,006)
Net increase (decrease) in net assets resulting from capital share transactions	1,861,370	(3,600,006)
Net Increase (Decrease) in Net Assets	2,195,078	(2,577,196)
NET ASSETS:

Beginning of period	$15,024,199	$17,601,395

End of period	$17,219,277	$15,024,199
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(10,836)	$183,670
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	1,000,000

Shares created	200,000	—

Shares redeemed	(100,000)	(200,000)
Shares outstanding, end of period	900,000	800,000

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$69.31	$64.08	$57.08	$67.20	$65.72	$68.70
Investment operations:
Net investment income[1]	1.84	2.21	1.90	2.14	2.29	2.25
Net realized and unrealized gain (loss)	(1.16)	5.23	7.03	(10.20)	1.46	(3.01)
Total from investment operations	0.68	7.44	8.93	(8.06)	3.75	(0.76)
Dividends to shareholders:
Net investment income	(2.09)	(2.21)	(1.93)	(2.06)	(2.27)	(2.22)
Net asset value, end of period	$67.90	$69.31	$64.08	$57.08	$67.20	$65.72

TOTAL RETURN[2]	1.04%	11.75%	15.96%	(12.06)%[3]	5.71%	(0.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$37,343	$45,051	$41,655	$45,665	$47,037	$52,579
Ratios to average net assets[4] of:
Expenses	0.48%[5,6]	0.48%[6]	0.48%	0.48%[6]	0.49%[6,7]	0.48%[5,6]
Net investment income	5.35%[5]	3.24%	3.19%	3.59%	3.36%	3.35%[5]
Portfolio turnover rate[8]	2%	26%	27%	24%	17%	21%

WisdomTree China ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$87.24	$57.17	$46.75	$55.28	$49.70	$51.90
Investment operations:
Net investment income[1]	0.92	0.12	0.64	1.25	1.33	1.39
Net realized and unrealized gain (loss)	(15.60)	30.56	10.45	(8.59)	5.48	(2.15)
Total from investment operations	(14.68)	30.68	11.09	(7.34)	6.81	(0.76)
Dividends to shareholders:
Net investment income	(0.81)	(0.61)	(0.67)	(1.19)	(1.23)	(1.44)
Net asset value, end of period	$71.75	$87.24	$57.17	$46.75	$55.28	$49.70

TOTAL RETURN[2]	(16.91)%	53.95%	23.94%	(13.40)%	13.86%	(1.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$161,438	$215,928	$8,576	$9,351	$16,585	$17,396
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[5,10]	0.33%[10,11]	0.53%[11]	0.57%[11]	0.64%[12]	0.63%[5]
Expenses, prior to expense waivers	0.63%[5]	0.63%	0.63%	0.63%	0.64%[12]	0.63%[5]
Net investment income	2.25%[5]	0.14%	1.29%	2.42%	2.53%	2.75%[5]
Portfolio turnover rate[8]	12%	20%	37%	143%	30%	21%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[10]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the Trust.

[11]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[12]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$26.34	$22.53	$20.60	$24.89	$24.56	$24.79
Investment operations:
Net investment income[1]	0.51	0.49	0.45	0.52	0.48	0.17
Net realized and unrealized gain (loss)	(4.83)	3.77	2.01	(4.28)	0.32	(0.33)
Total from investment operations	(4.32)	4.26	2.46	(3.76)	0.80	(0.16)
Dividends to shareholders:
Net investment income	(0.57)	(0.45)	(0.53)	(0.53)	(0.47)	(0.07)
Net asset value, end of period	$21.45	$26.34	$22.53	$20.60	$24.89	$24.56

TOTAL RETURN[2]	(16.41)%	19.05%	12.17%	(15.21)%	3.24%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$34,313	$50,052	$24,782	$12,357	$19,912	$19,647
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[3,4]	0.38%[4]	0.63%	0.63%	0.64%[5]	0.63%[3]
Expenses, prior to expense waivers	0.63%[3]	0.63%	0.63%	0.63%	0.64%[5]	0.63%[3]
Net investment income	4.31%[3]	1.93%	2.12%	2.39%	1.88%	1.46%[3]
Portfolio turnover rate[6]	4%	63%	72%	49%	41%	7%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$31.99	$24.72	$21.48	$25.17	$24.59
Investment operations:
Net investment income[1]	0.37	0.28	0.30	0.35	0.07
Net realized and unrealized gain (loss)	(3.81)	7.20	3.25	(3.24)	0.56
Total from investment operations	(3.44)	7.48	3.55	(2.89)	0.63
Dividends to shareholders:
Net investment income	(0.31)	(0.21)	(0.31)	(0.80)	(0.05)
Net asset value, end of period	$28.24	$31.99	$24.72	$21.48	$25.17

TOTAL RETURN[2]	(10.76)%[7]	30.30%	16.68%	(11.69)%	2.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$152,519	$92,776	$2,472	$2,148	$10,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[3,4]	0.33%[4]	0.58%	0.58%	0.58%[3]
Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%[3]
Net investment income	2.49%[3]	0.92%	1.33%	1.48%	0.88%[3]
Portfolio turnover rate[6]	4%	68%	15%	46%	2%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the Trust.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged (Note 3).

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$47.35	$40.69	$35.05	$42.68	$49.23	$54.81
Investment operations:
Net investment income[1]	1.51	1.67	1.42	1.76	2.16	2.16
Net realized and unrealized gain (loss)	(3.39)	6.65	5.58	(7.74)	(6.57)	(5.60)
Total from investment operations	(1.88)	8.32	7.00	(5.98)	(4.41)	(3.44)
Dividends to shareholders:
Net investment income	(1.57)	(1.66)	(1.36)	(1.65)	(2.14)	(2.14)
Net asset value, end of period	$43.90	$47.35	$40.69	$35.05	$42.68	$49.23

TOTAL RETURN[2]	(3.89)%	20.98%	20.44%	(14.07)%	(9.40)%	(6.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,944,886	$2,282,176	$1,721,381	$1,321,221	$2,159,557	$3,888,854
Ratios to average net assets[3] of:
Expenses[4]	0.63%[5]	0.63%	0.63%	0.63%	0.64%[6]	0.63%[5]
Net investment income	6.72%[5]	3.81%	3.81%	4.64%	4.45%	4.20%[5]
Portfolio turnover rate[7]	9%	41%	41%	43%	39%	39%

WisdomTree Emerging Markets Multifactor Fund	For the Period August 10, 2018* through September 30, 2018 (unaudited)
Net asset value, beginning of period	$24.68
Investment operations:
Net investment income[1]	0.09
Net realized and unrealized loss	(0.06)
Total from investment operations	0.03
Dividends to shareholders:
Net investment income	(0.03)
Net asset value, end of period	$24.68

TOTAL RETURN[2]	0.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,468
Ratios to average net assets of:
Expenses[4]	0.48%[5]
Net investment income	2.51%[5]
Portfolio turnover rate[7]	40%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	93

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$26.94	$23.03	$21.11	$24.08	$24.92	$25.22
Investment operations:
Net investment income[1]	0.53	0.56	0.63	0.55	0.61	0.33
Net realized and unrealized gain (loss)	(2.99)	3.87	1.96	(2.94)	(0.87)	(0.42)
Total from investment operations	(2.46)	4.43	2.59	(2.39)	(0.26)	(0.09)
Dividends to shareholders:
Net investment income	(0.43)	(0.52)	(0.67)	(0.58)	(0.58)	(0.21)
Net asset value, end of period	$24.05	$26.94	$23.03	$21.11	$24.08	$24.92

TOTAL RETURN[2]	(9.14)%	19.44%	12.45%	(9.89)%[3]	(1.19)%	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$79,378	$75,442	$48,366	$31,667	$40,944	$19,939
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[4]	0.39%[5]	0.63%	0.63%	0.64%[6]	0.63%[4]
Expenses, prior to expense waivers	0.63%[4]	0.63%	0.63%	0.63%	0.64%[6]	0.63%[4]
Net investment income	4.20%[4]	2.17%	2.88%	2.59%	2.42%	2.03%[4]
Portfolio turnover rate[7]	4%	62%	49%	62%	47%	3%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$53.47	$44.62	$37.90	$44.46	$46.40	$51.18
Investment operations:
Net investment income[1]	1.37	1.42	1.35	1.24	1.32	1.40
Net realized and unrealized gain (loss)	(7.43)	8.89	6.71	(6.65)	(1.97)	(4.57)
Total from investment operations	(6.06)	10.31	8.06	(5.41)	(0.65)	(3.17)
Dividends to shareholders:
Net investment income	(1.47)	(1.46)	(1.34)	(1.15)	(1.29)	(1.61)
Net asset value, end of period	$45.94	$53.47	$44.62	$37.90	$44.46	$46.40

TOTAL RETURN[2]	(11.37)%	23.55%	21.76%	(12.20)%	(1.51)%	(6.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,387,401	$1,743,104	$1,106,602	$894,468	$1,413,669	$1,814,327
Ratios to average net assets[8] of:
Expenses[9]	0.63%[4]	0.63%	0.63%	0.63%	0.64%[6]	0.63%[4]
Net investment income	5.52%[4]	2.88%	3.36%	3.13%	2.84%	2.96%[4]
Portfolio turnover rate[7]	4%	48%	47%	52%	42%	26%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	Annualized.

[5]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the Trust.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

94	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$59.03	$50.03	$47.16	$50.80	$51.68	$51.75
Investment operations:
Net investment income[1]	0.81	1.24	1.14	1.02	1.05	1.38
Net realized and unrealized gain (loss)	(1.73)	8.79	2.94	(3.75)	(0.91)	(0.19)
Total from investment operations	(0.92)	10.03	4.08	(2.73)	0.14	1.19
Dividends to shareholders:
Net investment income	(0.91)	(1.03)	(1.21)	(0.91)	(1.02)	(1.26)
Net asset value, end of period	$57.20	$59.03	$50.03	$47.16	$50.80	$51.68

TOTAL RETURN[2]	(1.55)%	20.18%	8.80%	(5.42)%	0.24%	2.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$74,366	$70,841	$50,031	$66,026	$86,353	$62,012
Ratios to average net assets[3] of:
Expenses	0.58%[4,5]	0.58%[5]	0.58%	0.58%[5,6]	0.59%[5,7]	0.58%[4]
Net investment income	2.76%[4]	2.20%	2.39%	2.15%	2.05%	2.73%[4]
Portfolio turnover rate[8]	5%	67%	66%	61%	64%	93%

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$32.04	$28.16	$27.26	$29.65	$27.77	$29.90
Investment operations:
Net investment income[1]	0.75	1.11	1.06	0.89	1.54	0.96
Net realized and unrealized gain (loss)	(2.26)	4.92	1.35	(2.08)	1.75	(1.84)
Total from investment operations	(1.51)	6.03	2.41	(1.19)	3.29	(0.88)
Dividends and distributions to shareholders:
Net investment income	(1.16)	(2.15)	(1.51)	(1.20)	(1.41)	(1.17)
Return of capital	—	—	—	—	—	(0.08)
Total dividends and distributions to shareholders	(1.16)	(2.15)	(1.51)	(1.20)	(1.41)	(1.25)
Net asset value, end of period	$29.37	$32.04	$28.16	$27.26	$29.65	$27.77

TOTAL RETURN[2]	(4.79)%	21.90%	9.33%[9]	(3.89)%	12.08%	(2.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$102,782	$107,329	$83,060	$94,044	$121,560	$127,724
Ratios to average net assets[3] of:
Expenses	0.58%[4]	0.58%	0.58%	0.58%[6]	0.59%[5,7]	0.58%[4,5]
Net investment income	4.80%[4]	3.56%	3.86%	3.22%	5.21%	3.37%[4]
Portfolio turnover rate[8]	3%	23%	19%	32%	26%	18%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the year. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	95

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$46.38	$44.75	$40.84	$44.23	$47.51	$44.03
Investment operations:
Net investment income[1]	1.03	1.59	1.46	1.76	1.83	2.11
Net realized and unrealized gain (loss)	0.50	1.54	3.97	(3.43)	(3.28)	3.46
Total from investment operations	1.53	3.13	5.43	(1.67)	(1.45)	5.57
Dividends to shareholders:
Net investment income	(1.10)	(1.50)	(1.52)	(1.72)	(1.83)	(2.09)
Net asset value, end of period	$46.81	$46.38	$44.75	$40.84	$44.23	$47.51

TOTAL RETURN[2]	3.34%	7.02%	13.54%	(3.77)%	(3.23)%	13.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$100,641	$104,358	$89,510	$73,511	$101,718	$123,527
Ratios to average net assets[3] of:
Expenses	0.58%[4,5]	0.58%[5]	0.58%	0.58%[5,6]	0.59%[5,7]	0.58%[4,5]
Net investment income	4.38%[4]	3.41%	3.42%	4.19%	3.91%	4.60%[4]
Portfolio turnover rate[8]	3%	21%	21%	56%	30%	25%

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Net asset value, beginning of period	$25.88	$24.07	$19.42	$22.64	$18.93	$17.97
Investment operations:
Net investment income[1]	0.13	0.24	0.23	0.26	0.22	0.25
Net realized and unrealized gain (loss)	(1.74)	1.79	4.70	(3.26)	3.65	0.94
Total from investment operations	(1.61)	2.03	4.93	(3.00)	3.87	1.19
Dividends to shareholders:
Net investment income	(0.20)	(0.22)	(0.28)	(0.22)	(0.16)	(0.23)
Net asset value, end of period	$24.07	$25.88	$24.07	$19.42	$22.64	$18.93

TOTAL RETURN[2]	(6.26)%	8.46%	25.56%	(13.31)%[9]	20.44%	6.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,429,918	$1,671,567	$1,564,606	$1,475,616	$2,372,406	$939,064
Ratios to average net assets of:
Expenses[10]	0.84%[4]	0.84%	0.84%	0.84%	0.84%[11]	0.84%
Net investment income	1.01%[4]	0.91%	1.09%	1.28%	0.99%	1.49%
Portfolio turnover rate[8]	32%	22%	30%	38%	26%	43%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

Includes a reimbursement from the sub-advisor for operating losses on a creation that took place during the period when the NAV was understated. Excluding the reimbursement, total return would have been unchanged.

[10]

Includes interest expense of 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the six months ended September 30, 2018 (not annualized) and fiscal years ended 2018, 2017, 2016, 2015 and 2014, respectively.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

96	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$18.78	$17.60	$17.28	$20.25	$22.38	$16.11
Investment operations:
Net investment income[1]	0.37	0.58	0.59	0.58	0.67	1.28
Net realized and unrealized gain (loss)	0.53	1.06	0.50	(2.85)	(2.06)	5.71
Total from investment operations	0.90	1.64	1.09	(2.27)	(1.39)	6.99
Dividends to shareholders:
Net investment income	(0.55)	(0.46)	(0.77)	(0.70)	(0.74)	(0.72)
Net asset value, end of period	$19.13	$18.78	$17.60	$17.28	$20.25	$22.38

TOTAL RETURN[2]	4.88%[3]	9.49%[4]	6.60%	(11.57)%	(6.28)%	44.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,219	$15,024	$17,601	$20,731	$34,420	$53,717
Ratios to average net assets of:
Expenses	0.88%[5]	0.88%	0.88%	0.88%	0.89%[6]	0.88%[5]
Net investment income	3.83%[5]	3.28%	3.44%	3.13%	2.93%	6.61%[5]
Portfolio turnover rate[7]	13%	46%	29%	25%	89%	26%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been 0.11% lower (Note 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged (Note 3).

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.88%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	97

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2018, the Trust consisted of 83 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund’’)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund’’)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund’’)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund’’)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund’’)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund’’)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund’’)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund’’)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund’’)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund’’)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund’’)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund’’) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund’’)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”).

Each Fund, except for the Emerging Markets Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

98	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or

WisdomTree Trust	99

Notes to Financial Statements (unaudited) (continued)

market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$37,179,965	$—	$—
Exchange-Traded Fund	44,821	—	—
Investment of Cash Collateral for Securities Loaned	—	303,000	—
Total	$37,224,786	$303,000	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,179)	—
Total - Net	$37,224,786	$301,821	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$1,017,523	$—	$814,848	**
Household Durables	310,996	—	2,946,995	**
Real Estate Management & Development	11,556,267	—	63,231	**
Semiconductors & Semiconductor Equipment	913,087	—	0	**
Other*	143,406,249	—	—
Investment of Cash Collateral for Securities Loaned	—	878,806	—
Total	$157,204,122	$878,806	$3,825,074

100	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Indonesia	$991,712	$—	$3,037	**
Taiwan	3,186,822	202,325	—
Other*	29,759,155	—	—
Warrants*	423	—	—
Investment of Cash Collateral for Securities Loaned	—	410,120	—
Total	$33,938,112	$612,445	$3,037
Unrealized Appreciation on Foreign Currency Contracts	—	1	—
Total - Net	$33,938,112	$612,446	$3,037

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$46,857,061	$—	$484,560	**
Taiwan	18,782,428	—	134,058	**
Other*	85,990,360	—	—
Warrants	—	0	—
Investment of Cash Collateral for Securities Loaned	—	156,899	—
Total	$151,629,849	$156,899	$618,618
Unrealized Appreciation on Foreign Currency Contracts	—	85	—
Total - Net	$151,629,849	$156,984	$618,618

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$522,328,005	$—	$3,735,011	**
Other*	1,409,792,991	—	—
Warrants	—	0	—
Exchange-Traded Fund	666,868	—	—
Investment of Cash Collateral for Securities Loaned	—	9,893,737	—
Total	$1,932,787,864	$9,893,737	$3,735,011
Unrealized Appreciation on Foreign Currency Contracts	—	373	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,905)	—
Total - Net	$1,932,787,864	$9,892,205	$3,735,011

Emerging Markets Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$381,348	$12,879	$16,137	**
Other*	2,053,589	—	—
Total	$2,434,937	$12,879	$16,137
Unrealized Appreciation on Foreign Currency Contracts	—	5,837	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,773)	—
Total - Net	$2,434,937	$11,943	$16,137

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$79,201,210	$—	$—
Warrants	922	—	—
Investment of Cash Collateral for Securities Loaned	—	77,507	—
Total	$79,202,132	$77,507	$—

WisdomTree Trust	101

Notes to Financial Statements (unaudited) (continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$273,149,299	$—	$1	**
Hong Kong	11,819,718	—	300,732	**
South Korea	121,203,065	—	459,878	**
Taiwan	373,126,343	—	7,830,936	**
Thailand	96,234,778	—	0	**
Other*	497,266,102	—	—
Warrants	9,174	—	—
Investment of Cash Collateral for Securities Loaned	—	18,793,092	—
Total	$1,372,808,479	$18,793,092	$8,591,547
Unrealized Appreciation on Foreign Currency Contracts	—	5,992	—
Unrealized Depreciation on Foreign Currency Contracts	—	(10,529)	—
Total - Net	$1,372,808,479	$18,788,555	$8,591,547

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$74,015,336	$—	$—
Exchange-Traded Funds	79,015	—	—
Investment of Cash Collateral for Securities Loaned	—	588,304	—
Total	$74,094,351	$588,304	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$9,514,059	$62,586	$—
Other*	92,666,339	—	—
Exchange-Traded Fund	36,789	—	—
Investment of Cash Collateral for Securities Loaned	—	1,921,461	—
Total	$102,217,187	$1,984,047	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—
Total - Net	$102,217,187	$1,984,047	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$2,522,053	$—	$18,619	**
Other*	97,470,832	—	—
Rights	208	—	—
Exchange-Traded Funds	315,865	—	—
Investment of Cash Collateral for Securities Loaned	—	631,126	—
Total	$100,308,958	$631,126	$18,619
Unrealized Depreciation on Foreign Currency Contracts	—	(47)	—
Total - Net	$100,308,958	$631,079	$18,619

102	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Oil, Gas & Consumable Fuels	$282,423,746	$—	$1,511,369	**
Other*	1,150,838,572	—	—
Total	$1,433,262,318	$—	$1,511,369
Unrealized Depreciation on Foreign Currency Contracts	—	(837)	—
Total - Net	$1,433,262,318	$(837)	$1,511,369

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks	$17,210,734	$—	$—
Rights	—	0	—
Total	$17,210,734	$0	$—
Unrealized Appreciation on Foreign Currency Contracts	—	0 †	—
Total - Net	$17,210,734	$0	$—
†	Amount represents less than $1.

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
China
China ex-State-Owned Enterprises Fund
Balance as of March 31, 2018	$1,776,923
Realized gain (loss)	(188,767)
Change in unrealized appreciation (depreciation)	(1,686,051)
Purchases	365,968
Sales	(683,126)
Transfers into Level 3	4,885,819
Transfers out of Level 3	(645,692)
Balance as of September 30, 2018	$3,825,074
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018 is:	$(1,686,051)

The following is a summary of the significant unobservable inputs used as of September 30, 2018 in valuing Level 3 securities:

Fund	Value	Valuation Approach	Valuation Technique	Unobservable Input	Range of Input Values	Weighted Average of Input Values		Impact to Fair Value from an Increase in Input
China ex-State-Owned Enterprises Fund
Common Stocks
Chemicals
Kangde Xin Composite Material Group Co., Ltd. Class A	$814,848	Market	Market Comparable	Percent change in value of market comparable benchmark	(6.26)% — (6.25)%	(6.26)%		Increase
Household Durables
Midea Group Co., Ltd. Class A	2,946,995	Market	Market Quotation	Last Traded Price	40.30 CNY	40.30	CNY	Increase
Real Estate Management & Development
Zhongtian Financial Group Co., Ltd. Class A	63,231	Market	Market Comparable	Percent change in value of market comparable benchmark	0.70% — 20.57%	10.64%		Increase
Semiconductors & Semiconductor Equipment
Hanergy Thin Film Power Group Ltd.	0	Market	Market Quotation	Discount to Last Traded Price	100.00%	100.00%		Decrease
Total	$3,825,074

WisdomTree Trust	103

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2018 and open positions in such derivatives as of September 30, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 108 and 109. At September 30, 2018, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of September 30, 2018, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives			Liability Derivatives
Fund	Balance Sheet Location	Value		Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$—		Unrealized depreciation on foreign currency contracts	$1,179
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1		Unrealized depreciation on foreign currency contracts	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	85		Unrealized depreciation on foreign currency contracts	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	373		Unrealized depreciation on foreign currency contracts	1,905
Emerging Markets Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	5,837		Unrealized depreciation on foreign currency contracts	6,773
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	5,992		Unrealized depreciation on foreign currency contracts	10,529
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3		Unrealized depreciation on foreign currency contracts	3
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—		Unrealized depreciation on foreign currency contracts	47
India Earnings Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—		Unrealized depreciation on foreign currency contracts	837
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	0	†	Unrealized depreciation on foreign currency contracts	—
†	Amount represents less than $1.

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended September 30, 2018, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$(1,867)	$(1,206)
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	(21,272)	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	(5,030)	(490)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	(81,061)	4,451
Emerging Markets High Dividend Fund
Foreign exchange contracts	(571,012)	(18,168)
Emerging Markets Multifactor Fund[3]
Foreign exchange contracts	6,637	(936)
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	(7,686)	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(229,853)	(5,300)
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	(3,548)	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	7,995	(15)
Global High Dividend Fund
Foreign exchange contracts	(1,461)	(47)
India Earnings Fund (consolidated)
Foreign exchange contracts	1,362,337	(837)
Middle East Dividend Fund
Foreign exchange contracts	(5,766)	1
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

[3]	For the period August 10, 2018 (commencement of operations) through September 30, 2018.

During the six months or period ended September 30, 2018, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$98,725
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	547,761	712,826
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	19,264	9,964
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	1,181,787	401,881
Emerging Markets High Dividend Fund
Foreign exchange contracts	292,639	2,330,498
Emerging Markets Multifactor Fund[1]
Foreign exchange contracts	40,799	1,927,389

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Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	$10,135	$19,401
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	944,666	2,606,311
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	32,071
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	12,765	45,782
Global High Dividend Fund
Foreign exchange contracts	18,218	10,200
India Earnings Fund (consolidated)
Foreign exchange contracts	—	556,676
Middle East Dividend Fund
Foreign exchange contracts	1,465	13,710
[1]	For the period August 10, 2018 (commencement of operations) through September 30, 2018.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of

106	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (‘‘Forward Contracts’’) primarily to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting

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Notes to Financial Statements (unaudited) (continued)

arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Asia Pacific ex-Japan Fund
Securities Lending	$297,041	$—	$(297,041)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—	—	1,179	—	—	1,179
China ex-State-Owned Enterprises Fund
Securities Lending	6,936,732	—	(6,936,732)[1]	—	—	—	—	—
Emerging Markets Consumer Growth Fund
Securities Lending	1,633,396	—	(1,633,396)[1]	—	—	—	—	—
Foreign Currency Contracts	1	—	—	1	—	—	—	—

108	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Assets						Liabilities
Fund	Gross Amounts in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount		Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
			Financial Instruments	Collateral Received				Financial Instruments	Collateral Posted
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	$864,624		$—	$(864,624)[1]	$—		$—	$—	$—	$—
Foreign Currency Contracts	85		—	—	85		—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	131,788,470		—	(131,788,470)[1]	—		—	—	—	—
Foreign Currency Contracts	373		(229)	—	144		1,905	(229)	—	1,676
Emerging Markets Multifactor Fund
Foreign Currency Contracts	5,837		(2,451)	—	3,386		6,773	(2,451)	—	4,322
Emerging Markets Quality Dividend Growth Fund
Securities Lending	347,513		—	(347,513)[1]	—		—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	153,263,967		—	$(153,263,967)[1]	—		—	—	—	—
Foreign Currency Contracts	5,992		(109)	—	5,883		10,529	(109)	—	10,420
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	778,737		—	(778,737)[1]	—		—	—	—	—
Global ex-U.S. Real Estate Fund
Securities Lending	2,843,697		—	(2,843,697)[1]	—		—	—	—	—
Foreign Currency Contracts	3		—	—	3		3	—	—	3
Global High Dividend Fund
Securities Lending	1,608,173		—	(1,608,173)[1]	—		—	—	—	—
Foreign Currency Contracts	—		—	—	—		47	—	—	47
India Earnings Fund (consolidated)
Foreign Currency Contracts	—		—	—	—		837	—	—	837
Middle East Dividend Fund
Foreign Currency Contracts	0	†	—	—	0	†	—	—	—	—
†	Amount represents less than $1.

[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

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Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for BNY Mellon AMNA to provide sub-advisory services to the Funds. BNY Mellon AMNA is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver	Advisory Fee Waiver Expiration Date
Asia Pacific ex-Japan Fund	0.48%	—	—
China ex-State-Owned Enterprises Fund	0.63%	(0.31)%	July 31, 2019
Emerging Markets Consumer Growth Fund	0.63%	(0.31)%	July 31, 2019
Emerging Markets ex-State-Owned Enterprises Fund	0.58%	(0.26)%	July 31, 2019
Emerging Markets High Dividend Fund	0.63%	—	—
Emerging Markets Multifactor Fund	0.48%	—
Emerging Markets Quality Dividend Growth Fund	0.63%	(0.31)%	July 31, 2019
Emerging Markets SmallCap Dividend Fund	0.63%	—	—
Global ex-U.S. Quality Dividend Growth Fund	0.58%	—	—
Global ex-U.S. Real Estate Fund	0.58%	—	—
Global High Dividend Fund	0.58%	—	—
India Earnings Fund (consolidated)	0.83%	—	—
Middle East Dividend Fund	0.88%	—	—

During the period ended September 30, 2018, the Emerging Markets ex-State-Owned Enterprises Fund and the Middle East Dividend Fund each received a voluntary reimbursement of $288 and $17,117, respectively, from BNY Mellon AMNA for investment losses resulting from an operational error. The dollar amount of the reimbursement is shown in the Statements of Operations in “Net realized gain from payment by sub-advisor”.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months or period ended September 30, 2018 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2018	Dividend Income
Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$111,132	$851,414	$878,710	$(37,027)	$(1,988)	$44,821	$16,907
Emerging Markets High Dividend Fund
Global High Dividend Fund	$2,617,313	$3,734,118	$5,670,135	$(32,678)	$18,250	$666,868	$61,213
India Earnings Fund	33,538,657	—	32,447,739	(1,381,894)	290,976	—	100,345
Total	$36,155,970	$3,734,118	$38,117,874	$(1,414,572)	$309,226	$666,868	$161,558
Emerging Markets Multifactor Fund[1]
India Earnings Fund	$—	$45,309	$41,106	$(4,203)	$—	$—	$185

110	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2018	Dividend Income
Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$134,566	$15,664,308	$15,212,245	$(583,604)	$(3,025)	$—	$306,638
Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$11,429	$392,980	$361,248	$(11,771)	$445	$31,835	$5,180
WisdomTree International Equity Fund	17,116	585,890	542,488	(13,870)	532	47,180	9,440
Total	$28,545	$978,870	$903,736	$(25,641)	$977	$79,015	$14,620
Global High Dividend Fund
WisdomTree International High Dividend Fund	$—	$594,026	$519,078	$(8,723)	$1,416	$67,641	$4,981
WisdomTree U.S. High Dividend Fund	—	195,097	171,460	(949)	259	22,947	781
Total	$—	$789,123	$690,538	$(9,672)	$1,675	$90,588	$5,762
[1]	For the period August 10, 2018 (commencement of operations) through September 30, 2018.

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
China ex-State-Owned Enterprises Fund	—	$—	$41
Emerging Markets ex-State-Owned Enterprises Fund	933	26,357	401
Emerging Markets High Dividend Fund	19	830	35
Emerging Markets SmallCap Dividend Fund	310	14,152	706
India Earnings Fund (consolidated)	41	989	11

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2018, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2018 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$909,505	$3,125,520	$—	$4,654,719
China ex-State-Owned Enterprises Fund	22,799,230	26,802,034	5,372,363	20,044,468
Emerging Markets Consumer Growth Fund	1,934,149	4,417,451	701,620	4,440,284
Emerging Markets ex-State-Owned Enterprises Fund	42,801,689	5,733,831	38,879,948	—
Emerging Markets High Dividend Fund	181,069,889	250,796,161	—	104,243,543
Emerging Markets Multifactor Fund[1]	2,034,725	987,231	1,468,666	—
Emerging Markets Quality Dividend Growth Fund	9,008,305	2,940,700	8,714,714	1,504,374

WisdomTree Trust	111

Notes to Financial Statements (unaudited) (continued)

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Emerging Markets SmallCap Dividend Fund	$68,933,310	$128,222,157	$5,420,580	$59,487,242
Global ex-U.S. Quality Dividend Growth Fund	4,212,452	3,588,231	10,199,335	5,244,983
Global ex-U.S. Real Estate Fund	3,499,122	4,517,600	7,512,676	3,238,187
Global High Dividend Fund	2,841,294	3,022,080	—	4,490,519
India Earnings Fund (consolidated)	501,491,382	643,677,072	—	—
Middle East Dividend Fund	4,205,981	2,367,407	—	—
[1]	For the period August 10, 2018 (commencement of operations) through September 30, 2018.

6. FEDERAL INCOME TAXES

At September 30, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$34,700,961	$5,871,113	$(3,045,467)	$2,825,646
China ex-State-Owned Enterprises Fund	182,436,035	4,461,533	(24,989,566)	(20,528,033)
Emerging Markets Consumer Growth Fund	40,302,434	1,808,041	(7,556,880)	(5,748,839)
Emerging Markets ex-State-Owned Enterprises Fund	166,266,293	4,307,112	(18,167,954)	(13,860,842)
Emerging Markets High Dividend Fund	1,915,743,063	238,415,702	(207,743,685)	30,672,017
Emerging Markets Multifactor Fund	2,447,314	77,767	(62,064)	15,703
Emerging Markets Quality Dividend Growth Fund	80,033,971	8,148,007	(8,902,339)	(754,332)
Emerging Markets SmallCap Dividend Fund	1,382,119,097	180,029,333	(161,959,849)	18,069,484
Global ex-U.S. Quality Dividend Growth Fund	70,488,110	8,815,145	(4,620,600)	4,194,545
Global ex-U.S. Real Estate Fund	109,950,691	8,249,538	(13,998,995)	(5,749,457)
Global High Dividend Fund	95,591,400	12,215,052	(6,847,796)	5,367,256
India Earnings Fund (consolidated)	1,170,818,398	343,074,278	(79,119,826)	263,954,452
Middle East Dividend Fund	15,600,529	2,788,043	(1,177,838)	1,610,205

7. MAURITIUS INCOME TAX

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to benefit from the tax treaty. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the Portfolio.

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, i.e. the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Prior to August 8, 2012, the Mauritius income tax was paid by the Portfolio, and thereafter, the Mauritius income tax was paid by WTAM.

On May 10, 2016, the Government of India and Mauritius announced the signing of a protocol amending the provisions of the tax treaty (“2016 Protocol”). The 2016 Protocol has become effective on April 1, 2017 in respect of income and gains received from India. The 2016 Protocol, inter alia, provides for capital gains arising on disposal of shares acquired by a company resident in Mauritius on or after April 1, 2017 to be taxed in India. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal. In addition, shares acquired from April 1, 2017 and disposed of by March 31, 2019 are taxable at a concessionary rate equivalent to 50% of the domestic tax rate prevailing in India provided the Mauritius company meets the prescribed limitation of benefits (“LOB”) clause. As such, the LOB Article denies the concessional 50% Indian capital gains tax rate benefit in respect of capital gains arising between April 1, 2017 and March 31, 2019, where the LOB conditions are not fulfilled.

112	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

Any shares acquired by the Portfolio after April 1, 2017 and transferred on or after April 1, 2019 are subject to the full rate of capital gains tax in India. The 2016 Protocol only amends the capital gains article in relation to the taxation of shares. As such, all other “securities” besides shares are subject to similar taxation principles, as they apply currently to the Portfolio.

This amendment will reduce the return to the India Earnings Fund on its investments made on or after April 1, 2017 and the return received by India Earnings Fund shareholders.

In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). GAAR is applicable to financial years beginning on or after April 1, 2017. All investments made into India up-to April 1, 2017 are grandfathered and are exempt from the applicability of GAAR, irrespective of the date of exit of the investments. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if benefit under the tax treaty is claimed by the Portfolio.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the period ended September 30, 2018, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $400,000,000 and having a final maturity date of October 9, 2018. During the period ended September 30, 2018, the Fund utilized the demand note and borrowed for a period of 6 days with an average outstanding note balance of $263,885,625 and a weighted average interest rate of 4.28% per annum. Interest expense related to the loan for the period ended September 30, 2018 was $185,659. At September 30, 2018, the Fund did not have any amounts outstanding under the demand note agreement.

9. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments become effective 30 days after their publication in the Federal Register — which, as of the date of this Semi-Annual Report, will be November 5, 2018. WTAM is currently evaluating the impact that these amendments will have on the Trust’s financial statements and related disclosures.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and determined that there is no significant impact on the Trust’s financial statements. WTAM has early adopted the following ASU 2018-13 guidance in the Trust financial statements pertaining to the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels.

10. SUBSEQUENT EVENT

At the recommendation of WTAM, the Board of Trustees of the Trust has approved modifications to the Emerging Markets Quality Dividend Growth Fund and the Emerging Markets Consumer Growth Fund investment objectives and strategies. These changes are scheduled to go into effect on or about October 19, 2018. The changes described will not affect the Fund’s management fee or expense ratio.

WisdomTree Trust	113

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements (except for the WisdomTree Emerging Markets Multifactor Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 24-25, 2018 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and the Sub-Advisory Agreement (the “BNY Mellon AMNA Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) coordinates the investment and reinvestment of the assets of the Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 2, 2018, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser’s, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and the Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared

114	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data (including actively-managed Funds with a peer group that included index-based funds) and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar

WisdomTree Trust	115

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of Approval of Investment Advisory and Sub-Advisory Agreements for the WisdomTree Emerging Markets Multifactor Fund

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 20-21, 2018, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on June 20, 2018. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund will be actively managed using a model-based approach. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

116	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a model-based function, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale

As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	117

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

118	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1362

WisdomTree Trust

Semi-Annual Report

September 30, 2018

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.5%
Materials	14.9%
Consumer Discretionary	13.1%
Consumer Staples	11.2%
Industrials	10.9%
Energy	6.5%
Communication Services	6.4%
Health Care	6.1%
Information Technology	5.5%
Utilities	3.3%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Telstra Corp., Ltd.	3.5%
National Australia Bank Ltd.	3.1%
Westpac Banking Corp.	2.7%
Alumina Ltd.	2.7%
AMP Ltd.	2.6%
Fortescue Metals Group Ltd.	2.5%
Commonwealth Bank of Australia	2.5%
Australia & New Zealand Banking Group Ltd.	2.5%
JB Hi-Fi Ltd.	2.4%
Harvey Norman Holdings Ltd.	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,022.40	0.58%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.24%	4.16%	14.12%	2.14%	6.82%
Fund Market Price Returns	0.72%	3.38%	13.92%	2.14%	6.35%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index	2.47%	4.58%	14.68%	2.58%	7.26%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index	4.22%	4.44%	12.86%	2.42%	6.72%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	19.8%
Consumer Discretionary	16.5%
Industrials	15.6%
Materials	12.4%
Financials	11.9%
Health Care	10.8%
Information Technology	6.8%
Communication Services	3.9%
Energy	1.6%
Utilities	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Anheuser-Busch InBev S.A./N.V.	5.9%
Sanofi	5.2%
Banco Santander S.A.	4.7%
Unilever N.V., CVA	4.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Daimler AG, Registered Shares	3.4%
Telefonica S.A.	3.4%
Siemens AG, Registered Shares	3.2%
Banco Bilbao Vizcaya Argentaria S.A.	3.0%
BASF SE	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,034.00	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.40%	0.60%	10.38%	8.39%	7.56%
Fund Market Price Returns	3.00%	0.26%	10.30%	8.25%	7.54%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index	3.24%	0.67%	10.80%	8.78%	8.02%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index	2.85%	-0.54%	7.75%	7.70%	6.91%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.8%
Financials	19.0%
Communication Services	10.3%
Consumer Staples	9.2%
Consumer Discretionary	8.6%
Utilities	7.5%
Materials	6.8%
Real Estate	5.3%
Information Technology	4.7%
Health Care	3.3%
Energy	2.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
UnipolSai Assicurazioni SpA	2.2%
Casino Guichard Perrachon S.A.	2.0%
Eutelsat Communications S.A.	1.7%
METRO AG	1.6%
Banca Mediolanum SpA	1.6%
ASR Nederland N.V.	1.4%
FinecoBank Banca Fineco SpA	1.3%
Nokian Renkaat Oyj	1.2%
Andritz AG	1.0%
bpost S.A.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,012.10	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.21%	0.85%	12.20%	8.91%
Fund Market Price Returns	0.82%	0.46%	12.00%	8.51%
WisdomTree Europe Hedged SmallCap Equity Index	0.98%	0.38%	12.36%	8.97%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	0.03%	0.39%	11.23%	8.79%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	20.5%
Industrials	20.4%
Consumer Discretionary	17.6%
Health Care	16.5%
Materials	7.9%
Information Technology	4.7%
Communication Services	4.6%
Financials	3.1%
Utilities	2.7%
Energy	0.9%
Real Estate	0.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Roche Holding AG, Genusschein	6.6%
British American Tobacco PLC	4.6%
Unilever N.V., CVA	4.5%
Novo Nordisk A/S, Class B	4.0%
LVMH Moet Hennessy Louis Vuitton SE	3.6%
Unilever PLC	2.9%
Diageo PLC	2.9%
Industria de Diseno Textil S.A.	2.6%
Reckitt Benckiser Group PLC	2.3%
Airbus SE	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.30	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-0.07%	-0.43%	8.75%	2.66%
Fund Market Price Returns	-0.74%	-0.82%	8.54%	2.54%
WisdomTree Europe Quality Dividend Growth Index	0.22%	0.29%	9.25%	3.16%
MSCI Europe Index	-0.48%	-0.30%	7.71%	1.37%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.6%
Consumer Discretionary	17.6%
Financials	14.9%
Consumer Staples	8.8%
Real Estate	6.8%
Information Technology	5.9%
Materials	5.8%
Communication Services	5.6%
Energy	3.7%
Health Care	2.5%
Utilities	2.3%
Investment Company	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
AURELIUS Equity Opportunities SE & Co. KGaA	1.0%
Gaztransport Et Technigaz S.A.	1.0%
BE Semiconductor Industries N.V.	0.9%
Peab AB	0.9%
REN — Redes Energeticas Nacionais, SGPS, S.A.	0.9%
Saras SpA	0.8%
PostNL N.V.	0.8%
Enav SpA	0.8%
Distribuidora Internacional de Alimentacion S.A.	0.8%
Tieto Oyj	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$945.20	0.58%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-5.48%	-4.61%	9.54%	8.15%	9.79%
Fund Market Price Returns	-6.39%	-5.20%	9.41%	8.03%	9.52%
WisdomTree Europe SmallCap Dividend Index	-5.20%	-4.29%	10.08%	9.06%	10.40%
MSCI Europe Small Cap Index	-2.22%	1.57%	10.85%	8.26%	10.31%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	19.5%
Industrials	17.1%
Financials	16.3%
Materials	14.9%
Communication Services	8.1%
Health Care	7.5%
Utilities	6.1%
Information Technology	6.1%
Consumer Staples	3.1%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Allianz SE, Registered Shares	6.5%
Deutsche Telekom AG, Registered Shares	5.9%
Siemens AG, Registered Shares	5.4%
Daimler AG, Registered Shares	5.4%
Bayerische Motoren Werke AG	5.2%
BASF SE	5.2%
SAP SE	4.5%
Bayer AG, Registered Shares	4.4%
Deutsche Post AG, Registered Shares	3.5%
Muenchener Rueckversicherungs — Gesellschaft AG, Registered Shares	3.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$994.70	0.48%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-0.53%	-2.33%	10.37%	8.07%
Fund Market Price Returns	-1.10%	-2.73%	10.30%	7.82%
WisdomTree Germany Hedged Equity Index	-0.75%	-2.40%	10.58%	8.21%
MSCI Germany Local Currency Index	1.12%	-3.68%	7.74%	6.55%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown†

Sector	% of Net Assets
Communication Services	17.1%
Utilities	13.5%
Energy	12.6%
Consumer Staples	10.7%
Consumer Discretionary	10.6%
Materials	10.3%
Industrials	10.0%
Health Care	9.7%
Information Technology	4.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Hennes & Mauritz AB, Class B	2.3%
Telstra Corp., Ltd.	2.2%
BT Group PLC	2.0%
Telefonica Deutschland Holding AG	1.9%
Endesa S.A.	1.7%
Imperial Brands PLC	1.6%
Snam SpA	1.6%
Vodafone Group PLC	1.5%
Fortum Oyj	1.5%
SSE PLC	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,002.70	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.27%	2.86%	7.45%	2.46%	3.64%
Fund Market Price Returns	-0.49%	2.44%	7.33%	2.44%	3.35%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index	0.57%	3.18%	7.78%	2.83%	3.74%
MSCI EAFE Value Index	-1.38%	-0.36%	8.12%	3.14%	4.49%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.3%
Industrials	12.4%
Consumer Discretionary	10.3%
Consumer Staples	10.2%
Communication Services	9.0%
Health Care	8.5%
Energy	8.4%
Materials	7.3%
Utilities	5.3%
Information Technology	3.3%
Real Estate	2.6%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	1.5%
BP PLC	1.4%
Novartis AG, Registered Shares	1.4%
HSBC Holdings PLC	1.3%
Royal Dutch Shell PLC, Class A	1.3%
Nestle S.A., Registered Shares	1.3%
TOTAL S.A.	1.3%
Royal Dutch Shell PLC, Class B	1.2%
Roche Holding AG, Genusschein	1.2%
Toyota Motor Corp.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.90	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.01%	1.58%	9.09%	4.32%	5.14%
Fund Market Price Returns	-0.69%	0.91%	8.97%	4.14%	4.95%
WisdomTree International Equity Index	-0.12%	1.62%	9.29%	4.53%	5.30%
MSCI EAFE Index	0.27%	2.74%	9.23%	4.42%	5.38%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.6%
Consumer Discretionary	18.4%
Health Care	17.1%
Consumer Staples	13.6%
Information Technology	10.3%
Communication Services	5.0%
Materials	4.5%
Financials	4.2%
Real Estate	3.6%
Energy	1.6%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	6.4%
British American Tobacco PLC	5.2%
Diageo PLC	5.2%
Industria de Diseno Textil S.A.	3.5%
Airbus SE	2.8%
China Overseas Land & Investment Ltd.	2.5%
Tokyo Electron Ltd.	2.0%
Astellas Pharma, Inc.	1.9%
CSL Ltd.	1.9%
Safran S.A.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,045.20	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.52%	5.14%	10.71%	8.48%
Fund Market Price Returns	4.02%	4.80%	10.58%	8.25%
WisdomTree International Hedged Quality Dividend Growth Index	5.03%	6.03%	11.48%	9.18%
MSCI EAFE Local Currency Index	6.09%	5.09%	9.38%	7.48%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.6%
Communication Services	11.9%
Energy	11.2%
Consumer Staples	9.6%
Industrials	8.9%
Health Care	8.7%
Consumer Discretionary	8.3%
Utilities	7.4%
Materials	7.3%
Real Estate	2.3%
Information Technology	1.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	2.5%
BP PLC	2.4%
Novartis AG, Registered Shares	2.3%
Royal Dutch Shell PLC, Class A	2.3%
Nestle S.A., Registered Shares	2.3%
TOTAL S.A.	2.1%
Roche Holding AG, Genusschein	1.8%
Anheuser-Busch InBev S.A./N.V.	1.7%
HSBC Holdings PLC	1.7%
Toyota Motor Corp.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$998.30	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.17%	0.18%	8.16%	2.99%	4.03%
Fund Market Price Returns	-1.33%	-0.55%	7.99%	2.84%	3.75%
WisdomTree International High Dividend Index	-0.07%	0.35%	8.41%	3.32%	4.32%
MSCI EAFE Value Index	-1.38%	-0.36%	8.12%	3.14%	4.49%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.2%
Consumer Staples	11.6%
Energy	11.0%
Health Care	10.7%
Communication Services	10.5%
Consumer Discretionary	9.3%
Industrials	8.8%
Materials	5.9%
Utilities	4.7%
Information Technology	2.4%
Real Estate	1.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	2.2%
BP PLC	2.1%
Royal Dutch Shell PLC, Class A	2.0%
Novartis AG, Registered Shares	2.0%
Nestle S.A., Registered Shares	2.0%
TOTAL S.A.	1.9%
HSBC Holdings PLC	1.8%
Royal Dutch Shell PLC, Class B	1.7%
Roche Holding AG, Genusschein	1.6%
Anheuser-Busch InBev S.A./N.V.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,004.10	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.41%	1.34%	8.33%	3.45%	4.22%
Fund Market Price Returns	-0.76%	0.90%	8.04%	3.28%	3.93%
WisdomTree International LargeCap Dividend Index	0.57%	1.48%	8.52%	3.73%	4.44%
MSCI EAFE Index	0.27%	2.74%	9.23%	4.42%	5.38%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.5%
Financials	18.5%
Consumer Discretionary	12.0%
Materials	11.4%
Utilities	8.2%
Consumer Staples	7.2%
Communication Services	6.2%
Real Estate	5.8%
Information Technology	4.3%
Health Care	3.6%
Energy	2.9%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Telefonica Deutschland Holding AG	0.7%
Centrica PLC	0.7%
Snam SpA	0.6%
Persimmon PLC	0.6%
Marine Harvest ASA	0.6%
Power Assets Holdings Ltd.	0.5%
Hannover Rueck SE	0.5%
Aegon N.V.	0.5%
Carrefour S.A.	0.5%
NN Group N.V.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$985.90	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.41%	2.21%	10.48%	6.22%	7.15%
Fund Market Price Returns	-2.50%	1.54%	10.29%	6.09%	6.92%
WisdomTree International MidCap Dividend Index	-1.04%	2.74%	10.91%	6.62%	7.37%
MSCI EAFE Mid Cap Index	0.31%	3.86%	10.66%	6.56%	7.16%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Industrials	18.0%
Consumer Staples	16.2%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	10.6%
Communication Services	7.2%
Information Technology	5.0%
Energy	4.6%
Utilities	4.3%
Materials	4.1%
Real Estate	3.2%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Swiss Life Holding AG, Registered Shares	1.2%
Roche Holding AG, Genusschein	0.9%
Novartis AG, Registered Shares	0.9%
National Australia Bank Ltd.	0.9%
Aviva PLC	0.9%
Legal & General Group PLC	0.8%
Central Japan Railway Co.	0.8%
Australia & New Zealand Banking Group Ltd.	0.8%
Macquarie Group Ltd.	0.8%
Lloyds Banking Group PLC	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,017.00	0.38%	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
[1]

Fund commenced operations on August 10, 2018. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 52/365 (to reflect the period since commencement of operations).

14	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.7%
Consumer Discretionary	18.5%
Health Care	17.2%
Consumer Staples	13.7%
Information Technology	10.5%
Communication Services	4.9%
Materials	4.5%
Financials	4.2%
Real Estate	3.6%
Energy	1.7%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	6.5%
British American Tobacco PLC	5.3%
Diageo PLC	5.3%
Industria de Diseno Textil S.A.	3.5%
Airbus SE	2.9%
China Overseas Land & Investment Ltd.	2.5%
Tokyo Electron Ltd.	1.9%
Astellas Pharma, Inc.	1.9%
CSL Ltd.	1.9%
Safran S.A.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$978.00	0.38%[1]	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%[1]	$1.93
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.20%	0.78%	9.03%
Fund Market Price Returns	-2.92%	0.49%	9.22%
WisdomTree International Quality Dividend Growth Index	-1.78%	1.10%	9.42%
MSCI EAFE Index	0.27%	2.74%	11.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.2%
Consumer Discretionary	15.9%
Financials	14.8%
Materials	8.1%
Consumer Staples	7.1%
Communication Services	6.8%
Real Estate	6.8%
Information Technology	6.5%
Health Care	3.9%
Energy	3.5%
Utilities	2.6%
Investment Company	0.3%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Austevoll Seafood ASA	0.6%
StarHub Ltd.	0.6%
Delek Group Ltd.	0.6%
NOS, SGPS, S.A.	0.5%
Cembra Money Bank AG	0.5%
Hutchison Port Holdings Trust	0.5%
Azimut Holding SpA	0.5%
Jupiter Fund Management PLC	0.5%
Pagegroup PLC	0.5%
Ence Energia y Celulosa S.A.	0.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$960.90	0.58%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.91%	-0.17%	12.38%	6.78%	8.87%
Fund Market Price Returns	-4.95%	-0.77%	12.24%	6.65%	8.60%
WisdomTree International SmallCap Dividend Index	-3.29%	0.13%	12.66%	7.35%	9.39%
MSCI EAFE Small Cap Index	-2.17%	3.73%	12.39%	7.96%	9.68%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	23.5%
Industrials	20.6%
Financials	12.8%
Information Technology	11.1%
Materials	10.4%
Health Care	9.0%
Consumer Staples	7.8%
Communication Services	2.7%
Energy	0.4%
Utilities	0.2%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	4.5%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Japan Tobacco, Inc.	3.2%
Sumitomo Mitsui Financial Group, Inc.	3.1%
Nissan Motor Co., Ltd.	2.8%
Canon, Inc.	2.6%
Mizuho Financial Group, Inc.	2.5%
Mitsubishi Corp.	2.4%
Honda Motor Co., Ltd.	2.2%
Takeda Pharmaceutical Co., Ltd.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,060.10	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.01%	8.94%	10.59%	9.41%	7.07%
Fund Market Price Returns	5.47%	8.93%	10.22%	9.22%	6.78%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index	7.28%	9.71%	11.48%	10.26%	7.50%
MSCI Japan/MSCI Japan Local Currency Spliced Index	8.35%	11.20%	10.17%	9.93%	7.98%

* Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

Industry Breakdown†

Industry	% of Net Assets
Banks	52.3%
Insurance	28.6%
Capital Markets	11.0%
Diversified Financial Services	3.4%
Consumer Finance	2.9%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Sumitomo Mitsui Financial Group, Inc.	11.0%
Tokio Marine Holdings, Inc.	9.0%
Dai-ichi Life Holdings, Inc.	5.9%
Sompo Holdings, Inc.	4.3%
MS&AD Insurance Group Holdings, Inc.	4.1%
Sumitomo Mitsui Trust Holdings, Inc.	4.0%
Mitsubishi UFJ Financial Group, Inc.	3.9%
Mizuho Financial Group, Inc.	3.9%
Nomura Holdings, Inc.	3.7%
Resona Holdings, Inc.	3.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Financials Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,073.30	0.48%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	7.33%	7.10%	1.68%	5.90%
Fund Market Price Returns	5.41%	6.93%	1.27%	6.24%
WisdomTree Japan Hedged Financials Index	7.41%	7.65%	2.60%	6.76%
MSCI Japan Local Currency Index	8.35%	11.20%	10.17%	11.37%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	23.9%
Communication Services	18.2%
Industrials	18.0%
Consumer Staples	12.7%
Information Technology	10.4%
Health Care	7.4%
Materials	6.2%
Real Estate	1.0%
Financials	0.7%
Utilities	0.1%
Energy	0.0%	*
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
NTT DOCOMO, Inc.	5.3%
Nippon Telegraph & Telephone Corp.	4.9%
Japan Tobacco, Inc.	4.6%
Toyota Motor Corp.	4.4%
KDDI Corp.	4.4%
Bridgestone Corp.	2.1%
ITOCHU Corp.	2.1%
Subaru Corp.	2.1%
FANUC Corp.	2.0%
Denso Corp.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Quality Dividend Growth Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,049.70	0.43%[1]	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%[1]	$2.18
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.97%	8.55%	11.44%	5.52%
Fund Market Price Returns	4.44%	8.28%	11.10%	5.34%
WisdomTree Japan Hedged Quality Dividend Growth Index	6.19%	9.01%	11.91%	5.95%
JPX-Nikkei 400 Local Currency Index	7.78%	10.88%	10.44%	4.92%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 9, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	19

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.4%
Consumer Discretionary	20.6%
Materials	13.1%
Information Technology	9.7%
Financials	9.7%
Consumer Staples	6.7%
Health Care	4.7%
Communication Services	3.5%
Real Estate	2.8%
Energy	1.3%
Utilities	1.2%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
DIC Corp.	0.7%
Matsui Securities Co., Ltd.	0.7%
Sankyo Co., Ltd.	0.7%
Mitsubishi Materials Corp.	0.6%
Nippon Electric Glass Co., Ltd.	0.5%
Yokohama Rubber Co., Ltd. (The)	0.5%
Toyota Boshoku Corp.	0.5%
Canon Marketing Japan, Inc.	0.5%
Tokai Tokyo Financial Holdings, Inc.	0.5%
Kobe Steel Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,042.80	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance
	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.28%	8.69%	14.54%	13.90%	14.72%
Fund Market Price Returns	3.72%	8.00%	14.19%	13.67%	14.47%
WisdomTree Japan Hedged SmallCap Equity Index	5.77%	9.76%	15.53%	14.85%	15.74%
MSCI Japan Small Cap Local Currency Index	4.20%	8.33%	12.94%	13.06%	14.49%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

20	WisdomTree Trust

Performance Summary

as of September 30, 2018 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.1%
Consumer Discretionary	20.6%
Materials	13.3%
Information Technology	9.9%
Financials	9.7%
Consumer Staples	7.0%
Health Care	4.7%
Communication Services	3.4%
Real Estate	2.7%
Energy	1.3%
Utilities	1.2%
Investment Company	0.3%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Sankyo Co., Ltd.	0.7%
DIC Corp.	0.7%
Matsui Securities Co., Ltd.	0.7%
Mitsubishi Materials Corp.	0.6%
Toyota Boshoku Corp.	0.5%
Nippon Electric Glass Co., Ltd.	0.5%
Canon Marketing Japan, Inc.	0.5%
Yokohama Rubber Co., Ltd. (The)	0.5%
Kobe Steel Ltd.	0.5%
Denka Co., Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$964.40	0.58%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.56%	5.19%	15.48%	10.40%	9.69%
Fund Market Price Returns	-4.11%	4.83%	15.06%	10.34%	9.36%
WisdomTree Japan SmallCap Dividend Index	-1.96%	6.75%	16.63%	11.20%	10.60%
MSCI Japan Small Cap Index	-2.44%	7.36%	14.95%	9.80%	9.84%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	21

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The JPX-Nikkei 400 Local Currency Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal), calculated in local currency.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe,

Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within 15 developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap stocks from developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

22	WisdomTree Trust

Description of Indexes (unaudited) (continued)

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States,

and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree

International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to

European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the Euro and the U.S. dollar.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to

Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges”

against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree International Equity Index.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

WisdomTree Trust	23

Description of Indexes (unaudited) (concluded)

The WisdomTree Japan Hedged Financials Index is designed to provide exposure to Japanese financial companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

24	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 99.4%
Airlines – 0.8%
Qantas Airways Ltd.	67,754	$289,238
Banks – 10.7%
Australia & New Zealand Banking Group Ltd.	43,430	885,522
Commonwealth Bank of Australia	17,477	903,014
National Australia Bank Ltd.	55,096	1,108,638
Westpac Banking Corp.	47,450	958,906

Total Banks		3,856,080
Beverages – 3.0%
Coca-Cola Amatil Ltd.	118,636	837,790
Treasury Wine Estates Ltd.	19,060	241,202

Total Beverages		1,078,992
Biotechnology – 0.5%
CSL Ltd.	1,158	168,504
Building Products – 0.3%
Reliance Worldwide Corp., Ltd.	27,688	103,574
Capital Markets – 3.3%
ASX Ltd.	10,731	494,283
Macquarie Group Ltd.	7,709	703,032

Total Capital Markets		1,197,315
Chemicals – 1.0%
Orica Ltd.	30,311	373,494
Commercial Services & Supplies – 3.1%
Brambles Ltd.	69,077	544,789
Downer EDI Ltd.	103,030	588,179

Total Commercial Services & Supplies		1,132,968
Construction & Engineering – 1.6%
CIMIC Group Ltd.	15,696	583,288
Construction Materials – 1.7%
Boral Ltd.	121,997	609,952
Containers & Packaging – 1.6%
Amcor Ltd.	58,686	580,884
Diversified Financial Services – 2.6%
AMP Ltd.	402,486	928,988
Diversified Telecommunication Services – 4.3%
SpeedCast International Ltd.(a)	40,625	117,871
Telstra Corp., Ltd.	550,577	1,270,801
TPG Telecom Ltd.(a)	25,638	158,420

Total Diversified Telecommunication Services		1,547,092
Electric Utilities – 1.6%
AusNet Services	488,735	574,640
Energy Equipment & Services – 0.3%
WorleyParsons Ltd.	7,172	106,018
Food & Staples Retailing – 4.8%
Metcash Ltd.	257,189	558,267
Wesfarmers Ltd.	20,105	725,167
Woolworths Group Ltd.	21,739	441,678

Total Food & Staples Retailing		1,725,112
Food Products – 2.7%
Bega Cheese Ltd.(a)	37,990	187,191
Costa Group Holdings Ltd.	35,849	184,942
Freedom Foods Group Ltd.(a)	20,715	92,178
GrainCorp Ltd. Class A	90,811	519,080

Total Food Products		983,391
Health Care Equipment & Supplies – 1.4%
Ansell Ltd.	16,460	300,718
Cochlear Ltd.	1,460	211,953

Total Health Care Equipment & Supplies		512,671
Health Care Providers & Services – 4.3%
Healthscope Ltd.	247,484	376,041
Primary Health Care Ltd.	170,878	375,862
Ramsay Health Care Ltd.	7,534	299,436
Sonic Healthcare Ltd.	26,905	484,926

Total Health Care Providers & Services		1,536,265
Hotels, Restaurants & Leisure – 7.4%
Aristocrat Leisure Ltd.	8,488	174,664
Corporate Travel Management Ltd.	10,197	225,252
Crown Resorts Ltd.	66,156	655,302
Domino’s Pizza Enterprises Ltd.(a)	7,893	303,824
Flight Centre Travel Group Ltd.	7,627	293,364
Star Entertainment Grp Ltd. (The)	116,939	439,132
Tabcorp Holdings Ltd.	159,059	560,475

Total Hotels, Restaurants & Leisure		2,652,013
Insurance – 5.0%
Insurance Australia Group Ltd.	102,236	541,481
QBE Insurance Group Ltd.	57,828	465,277
Suncorp Group Ltd.	75,347	788,321

Total Insurance		1,795,079
Interactive Media & Services – 2.1%
carsales.com Ltd.	38,527	403,090
Domain Holdings Australia Ltd.	74,345	188,273
REA Group Ltd.	2,519	156,618

Total Interactive Media & Services		747,981
IT Services – 1.8%
Computershare Ltd.	23,650	341,384
Link Administration Holdings Ltd.	55,177	310,603

Total IT Services		651,987
Metals & Mining – 10.5%
Alumina Ltd.	477,054	956,128
BHP Billiton Ltd.	23,187	580,986
BlueScope Steel Ltd.	6,936	85,215
Fortescue Metals Group Ltd.	321,093	910,722
Newcrest Mining Ltd.	8,978	126,088
Rio Tinto Ltd.	10,240	583,545
South32 Ltd.	194,216	550,858

Total Metals & Mining		3,793,542

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2018

Investments	Shares	Value
Multi-Utilities – 1.7%
AGL Energy Ltd.	42,750	$603,170
Multiline Retail – 2.4%
Harvey Norman Holdings Ltd.(a)	333,479	849,337
Oil, Gas & Consumable Fuels – 6.2%
Beach Energy Ltd.	126,264	195,507
Caltex Australia Ltd.	26,466	572,570
Washington H Soul Pattinson & Co., Ltd.	19,950	374,728
Whitehaven Coal Ltd.	121,945	479,989
Woodside Petroleum Ltd.	21,896	611,217

Total Oil, Gas & Consumable Fuels		2,234,011
Personal Products – 0.7%
Blackmores Ltd.(a)	2,650	253,903
Professional Services – 1.8%
ALS Ltd.	54,003	349,320
Seek Ltd.	20,072	301,500

Total Professional Services		650,820
Road & Rail – 2.0%
Aurizon Holdings Ltd.	242,588	721,406
Software – 3.7%
Altium Ltd.	10,098	199,757
IRESS Ltd.	38,850	357,558
MYOB Group Ltd.	191,278	417,966
Technology One Ltd.	88,517	357,380

Total Software		1,332,661
Specialty Retail – 3.3%
JB Hi-Fi Ltd.(a)	47,732	869,975
Premier Investments Ltd.	24,645	329,890

Total Specialty Retail		1,199,865
Trading Companies & Distributors – 1.2%
Reece Ltd.	15,716	128,837
Seven Group Holdings Ltd.(a)	19,306	316,115

Total Trading Companies & Distributors		444,952
TOTAL COMMON STOCKS (Cost: $34,372,930)		35,819,193
RIGHTS – 0.0%
Australia – 0.0%
Harvey Norman Holdings Ltd., expiring 10/15/18* (Cost $0)	19,615	11,354
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
United States – 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b)
(Cost: $2,248,948)(c)	2,248,948	2,248,948
TOTAL INVESTMENTS IN SECURITIES – 105.7% (Cost: $36,621,878)		38,079,495
Other Assets less Liabilities – (5.7)%		(2,057,325)

NET ASSETS – 100.0%		$36,022,170
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,341,922 and the total market value of the collateral held by the Fund was $2,468,718. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $219,770.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2018	17,000	USD	23,523	AUD	$—	$(20)

CURRENCY LEGEND

AUD – Australian dollar

USD – U.S. dollar

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.4%
Austria – 0.6%
Andritz AG	294,379	$17,181,534
Lenzing AG	117,450	12,284,452

Total Austria		29,465,986
Belgium – 7.0%
Anheuser-Busch InBev S.A./N.V.	3,438,044	300,375,013
Bekaert S.A.	240,791	5,990,716
Melexis N.V.	65,076	5,037,790
Solvay S.A.	223,730	30,014,095
UCB S.A.	199,810	17,962,932

Total Belgium		359,380,546
Finland – 4.6%
Amer Sports Oyj*	219,200	8,961,945
Cargotec Oyj Class B	83,210	3,742,225
Huhtamaki Oyj	128,230	4,112,208
Kemira Oyj	740,600	9,986,998
Kone Oyj Class B	1,255,193	67,092,838
Konecranes Oyj	210,096	8,047,991
Metso Oyj	392,049	13,906,839
Nokia Oyj	15,952,192	88,510,471
Valmet Oyj	434,176	9,687,511
Wartsila Oyj Abp(a)	1,119,976	21,841,299

Total Finland		235,890,325
France – 28.6%
Air Liquide S.A.	552,722	72,737,053
Airbus SE	909,275	114,251,332
Arkema S.A.	108,114	13,398,784
BioMerieux	46,206	3,853,380
Bureau Veritas S.A.	593,223	15,317,098
Christian Dior SE	157,001	67,289,582
Cie Generale des Etablissements Michelin SCA	292,311	34,953,491
Danone S.A.	1,065,280	82,529,393
Dassault Systemes SE	64,789	9,688,746
Edenred	369,688	14,096,954
Eramet	20,795	2,199,165
Essilor International Cie Generale d’Optique S.A.	130,239	19,279,685
Gaztransport Et Technigaz S.A.(a)	125,871	9,546,802
Hermes International	44,601	29,559,386
Imerys S.A.	94,365	6,970,872
Ingenico Group S.A.	57,244	4,351,032
IPSOS	110,793	3,392,163
Kering S.A.	94,926	50,905,429
L’Oreal S.A.	540,402	130,368,446
Legrand S.A.	301,147	21,959,320
LVMH Moet Hennessy Louis Vuitton SE	495,643	175,354,905
Pernod Ricard S.A.	237,185	38,926,775
Publicis Groupe S.A.	404,461	24,184,340
Remy Cointreau S.A.	41,387	5,393,564
Rubis SCA	94,802	5,133,444
Safran S.A.	393,432	55,156,410

Sanofi	3,005,493	267,261,677
Sartorius Stedim Biotech	2,737	376,714
Schneider Electric SE	912,516	73,450,163
SCOR SE	750,712	34,878,066
SEB S.A.	30,870	5,256,415
Societe BIC S.A.	88,214	8,079,012
Sodexo S.A.	255,637	27,120,879
Tarkett S.A.(a)	160,988	4,121,204
Teleperformance	37,906	7,154,518
Valeo S.A.	305,583	13,274,551
Vicat S.A.	62,288	3,794,625

Total France		1,455,565,375
Germany – 23.3%
adidas AG	119,696	29,320,762
BASF SE	1,584,728	140,902,588
Bayer AG Registered Shares	1,097,279	97,511,158
Bayerische Motoren Werke AG	1,286,648	116,133,015
Brenntag AG	101,390	6,260,358
Continental AG	222,783	38,801,415
Covestro AG(b)	275,190	22,329,565
Daimler AG Registered Shares	2,755,531	173,949,783
Duerr AG	75,341	3,392,706
Evonik Industries AG	833,739	29,874,753
Fresenius Medical Care AG & Co. KGaA	170,343	17,525,847
Fresenius SE & Co. KGaA	265,063	19,469,734
GEA Group AG	153,725	5,477,960
Hannover Rueck SE	316,371	44,720,463
HeidelbergCement AG	294,357	23,016,406
Henkel AG & Co. KGaA	212,414	22,562,431
Hochtief AG	55,533	9,210,822
Infineon Technologies AG	700,132	15,914,383
K+S AG Registered Shares	66,606	1,398,720
Krones AG	8,852	928,942
LANXESS AG	50,715	3,715,756
Linde AG	291,844	69,049,548
Merck KGaA	45,964	4,751,458
MTU Aero Engines AG	37,922	8,549,403
OSRAM Licht AG	72,250	2,875,042
Pfeiffer Vacuum Technology AG	3,348	497,365
SAP SE	838,928	103,287,936
Siemens AG Registered Shares	1,279,873	164,028,344
Siltronic AG	7,604	931,339
Symrise AG	86,542	7,902,764
Wacker Chemie AG	37,963	4,775,381

Total Germany		1,189,066,147
Ireland – 1.1%
CRH PLC	1,354,267	44,326,591
Glanbia PLC	258,937	4,463,207
Kerry Group PLC Class A	85,653	9,476,034

Total Ireland		58,265,832

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2018

Investments	Shares	Value
Italy – 1.9%
Autogrill SpA	302,374	$3,092,380
Brunello Cucinelli SpA	40,186	1,565,981
Davide Campari-Milano SpA	536,573	4,571,387
DiaSorin SpA	47,016	4,947,581
Ferrari N.V.	108,963	15,010,072
IMA Industria Macchine Automatiche SpA	63,547	5,325,378
Interpump Group SpA	92,806	3,039,794
Luxottica Group SpA	625,022	42,483,341
Maire Tecnimont SpA	958,159	4,315,831
Moncler SpA	182,215	7,851,942
Salini Impregilo SpA(a)	566,441	1,396,108
Salvatore Ferragamo SpA(a)	123,024	2,947,869

Total Italy		96,547,664
Netherlands – 10.9%
Aegon N.V.	10,025,979	65,073,210
Akzo Nobel N.V.	602,518	56,363,856
Arcadis N.V.	180,942	3,028,464
ASM International N.V.	52,790	2,734,061
ASML Holding N.V.	280,867	52,489,907
BE Semiconductor Industries N.V.	454,055	9,582,580
Corbion N.V.	98,913	3,216,847
EXOR N.V.	202,347	13,589,200
Heineken Holding N.V.	353,083	31,988,248
Heineken N.V.	708,426	66,452,274
Koninklijke Ahold Delhaize N.V.	3,030,577	69,520,272
Koninklijke DSM N.V.	372,780	39,505,442
Koninklijke Philips N.V.	1,794,279	81,767,868
Koninklijke Vopak N.V.	179,928	8,869,378
SBM Offshore N.V.	409,421	7,413,705
Signify N.V.(b)	590,436	15,293,142
Wolters Kluwer N.V.	457,970	28,554,107

Total Netherlands		555,442,561
Portugal – 0.9%
Galp Energia, SGPS, S.A.	2,257,825	44,817,888
Spain – 15.9%
Acerinox S.A.	1,537,005	21,994,041
ACS Actividades de Construccion y Servicios S.A.	970,987	41,367,739
Amadeus IT Group S.A.	559,946	52,043,169
Applus Services S.A.	453,415	6,456,623
Banco Bilbao Vizcaya Argentaria S.A.	23,699,310	151,121,790
Banco Santander S.A.	47,314,503	238,260,756
Construcciones y Auxiliar de Ferrocarriles S.A.	68,122	2,836,584
Grifols S.A.	533,178	15,023,879
Mapfre S.A.	19,153,192	60,109,837
Obrascon Huarte Lain S.A.(a)	3,447,317	6,874,966
Prosegur Cash S.A.(b)	3,190,335	6,996,121
Prosegur Cia de Seguridad S.A.	792,190	4,922,687
Siemens Gamesa Renewable Energy S.A.*(a)	616,449	7,804,457
Tecnicas Reunidas S.A.(a)	346,219	10,660,551
Telefonica S.A.	21,577,322	170,873,054
Viscofan S.A.	177,348	12,936,148

Total Spain		810,282,402
United Kingdom – 4.6%
Unilever N.V. CVA	4,174,700	232,578,071
TOTAL COMMON STOCKS (Cost: $5,057,716,331)		5,067,302,797
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $18,364,384)(d)	18,364,384	18,364,384
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $5,076,080,715)		5,085,667,181
Other Assets less Liabilities – 0.2%		12,611,656

NET ASSETS – 100.0%		$5,098,278,837
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,679,896 and the total market value of the collateral held by the Fund was $31,211,801. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,847,417.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	8,225,627	EUR	9,698,384	USD	$—	$(144,322)
Bank of America N.A.	10/2/2018	492,906,743	EUR	572,527,941	USD	—	(16,984)
Bank of America N.A.	10/2/2018	483,270,479	USD	414,474,010	EUR	1,859,106	—
Bank of America N.A.	11/2/2018	566,700,758	USD	486,720,842	EUR	7,037	—
Bank of Montreal	10/2/2018	5,501,533	EUR	6,465,589	USD	—	(75,561)
Bank of Montreal	10/2/2018	492,908,865	EUR	572,527,941	USD	—	(14,520)
Bank of Montreal	10/2/2018	510,118,839	USD	437,648,606	EUR	1,790,183	—
Bank of Montreal	11/2/2018	566,700,758	USD	486,718,752	EUR	9,471	—
Barclays Bank PLC	10/2/2018	494,154,964	EUR	572,527,941	USD	1,432,823	—
Barclays Bank PLC	10/2/2018	295,331,967	USD	253,395,081	EUR	1,013,696	—

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	11/2/2018	566,700,758	USD	487,948,336	EUR	$—	$(1,422,146)
Canadian Imperial Bank of Commerce	10/2/2018	510,118,839	USD	437,650,484	EUR	1,788,003	—
Citibank N.A.	10/2/2018	11,108,163	EUR	12,931,179	USD	—	(29,053)
Citibank N.A.	10/2/2018	494,027,044	EUR	572,527,941	USD	1,284,244	—
Citibank N.A.	10/2/2018	510,118,839	USD	437,082,374	EUR	2,447,861	—
Citibank N.A.	11/2/2018	566,700,758	USD	487,824,007	EUR	—	(1,277,388)
Commonwealth Bank of Australia	10/2/2018	494,154,964	EUR	572,527,941	USD	1,432,823	—
Commonwealth Bank of Australia	11/2/2018	566,700,758	USD	487,952,538	EUR	—	(1,427,038)
Credit Suisse International	10/2/2018	11,168,374	EUR	12,931,179	USD	40,882	—
Credit Suisse International	10/2/2018	13,876,931	EUR	16,163,974	USD	—	(45,925)
Credit Suisse International	10/2/2018	510,118,839	USD	437,413,686	EUR	2,063,043	—
Goldman Sachs	10/2/2018	510,118,839	USD	437,198,501	EUR	2,312,980	—
Morgan Stanley & Co. International	10/2/2018	510,118,839	USD	437,089,864	EUR	2,439,162	—
Royal Bank of Canada	10/2/2018	44,932,488	EUR	52,047,997	USD	141,068	—
Royal Bank of Canada	10/2/2018	510,118,839	USD	437,103,722	EUR	2,423,066	—
Royal Bank of Canada	11/2/2018	51,518,252	USD	44,368,148	EUR	—	(140,006)
Societe Generale	10/2/2018	494,368,311	EUR	572,527,941	USD	1,680,626	—
Societe Generale	11/2/2018	566,700,758	USD	488,164,804	EUR	—	(1,674,182)
Standard Chartered Bank	10/2/2018	494,027,044	EUR	572,527,941	USD	1,284,244	—
Standard Chartered Bank	11/2/2018	566,700,758	USD	487,824,426	EUR	—	(1,277,877)
State Street Bank and Trust	10/2/2018	49,729,820	EUR	58,190,305	USD	—	(429,141)
State Street Bank and Trust	10/2/2018	492,913,533	EUR	572,527,941	USD	—	(9,098)
State Street Bank and Trust	10/2/2018	510,118,839	USD	437,523,234	EUR	1,935,803	—
State Street Bank and Trust	11/2/2018	566,700,758	USD	486,723,350	EUR	4,117	—
UBS AG	10/2/2018	22,197,772	EUR	25,862,358	USD	—	(79,656)
UBS AG	10/2/2018	8,345,151	EUR	9,698,384	USD	—	(5,495)
UBS AG	10/2/2018	10,988,948	EUR	12,931,179	USD	—	(167,520)
UBS AG	10/2/2018	510,118,839	USD	437,527,362	EUR	1,931,009	—
Wells Fargo Bank N.A.	10/2/2018	494,282,950	EUR	572,527,941	USD	1,581,479	—
Wells Fargo Bank N.A.	11/2/2018	566,700,758	USD	488,093,328	EUR	—	(1,590,961)
						$30,902,726	$(9,826,873)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.8%
Austria – 5.5%
Andritz AG	32,054	$1,870,843
BAWAG Group AG(a)	14,668	681,475
Lenzing AG	7,544	789,050
Oesterreichische Post AG	29,991	1,254,740
Palfinger AG	6,477	216,663
POLYTEC Holding AG(b)	10,823	137,777
Porr AG(b)	7,132	211,237
S IMMO AG	18,870	376,981
Telekom Austria AG*	72,533	561,928
UNIQA Insurance Group AG	138,214	1,381,408
Verbund AG	26,867	1,323,759
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,741	849,095
Wienerberger AG	13,306	332,899

Total Austria		9,987,855
Belgium – 4.9%
Ackermans & van Haaren N.V.	4,806	836,767
Bekaert S.A.	15,621	388,640
bpost S.A.	113,705	1,846,315
Cofinimmo S.A.	8,091	1,009,312
D’ieteren S.A./N.V.	15,037	662,291
Econocom Group S.A./N.V.(b)	26,366	85,748
Elia System Operator S.A./N.V.	17,950	1,157,115
Euronav N.V.	44,729	386,528
Greenyard N.V.(b)	10,226	93,713
Kinepolis Group N.V.	5,239	313,382
Melexis N.V.	9,078	702,764
Ontex Group N.V.	8,351	177,989
Warehouses De Pauw CVA	9,221	1,214,535

Total Belgium		8,875,099
Finland – 10.4%
Amer Sports Oyj*	27,199	1,112,025
Cargotec Oyj Class B	8,035	361,360
Citycon Oyj(b)	518,532	1,081,685
Cramo Oyj	18,194	410,601
DNA Oyj	33,625	752,207
Finnair Oyj	32,759	272,815
Huhtamaki Oyj	21,651	694,326
Kemira Oyj	65,193	879,128
Kesko Oyj Class B	26,983	1,466,433
Konecranes Oyj	22,353	856,260
Lehto Group Oyj(b)	17,730	165,159
Metsa Board Oyj	62,130	628,548
Metso Oyj	43,845	1,555,279
Nokian Renkaat Oyj	51,990	2,131,035
Oriola Oyj Class B	46,256	151,777
Orion Oyj Class B	48,412	1,834,240
Outokumpu Oyj	165,974	976,232
Ramirent Oyj	42,854	346,433
Sanoma Oyj	31,810	313,128
Tieto Oyj	28,501	881,888
Tikkurila Oyj	9,668	151,597
Tokmanni Group Corp.	31,011	270,865
Uponor Oyj	13,316	174,153
Valmet Oyj	44,741	998,279
YIT Oyj(b)	44,698	313,058

Total Finland		18,778,511
France – 15.7%
Alten S.A.	3,791	390,128
Altran Technologies S.A.	28,114	243,928
Beneteau S.A.	11,278	181,296
Bonduelle SCA	5,063	159,366
Casino Guichard Perrachon S.A.(b)	84,404	3,550,835
Chargeurs S.A.	7,449	182,730
Coface S.A.	54,879	520,772
Derichebourg S.A.	39,861	212,881
Elior Group S.A.(a)	36,393	563,888
Elis S.A.	38,340	903,107
Eramet	4,094	432,959
Eurazeo SE	13,450	1,059,964
Eutelsat Communications S.A.	130,225	3,079,578
Gaztransport Et Technigaz S.A.	16,085	1,219,982
Ingenico Group S.A.	10,949	832,217
Interparfums S.A.	6,739	344,795
IPSOS	9,556	292,577
Jacquet Metal Service S.A.	6,656	159,257
Kaufman & Broad S.A.	6,826	320,307
Korian S.A.	13,093	476,908
Lagardere SCA	52,685	1,622,242
Lectra	6,028	157,184
LISI	7,217	260,278
Maisons du Monde S.A.(a)	4,876	142,380
Metropole Television S.A.	36,317	732,283
Neopost S.A.	21,838	664,051
Nexity S.A.	20,859	1,152,755
Oeneo S.A.	14,641	188,761
Rallye S.A.(b)	14,813	173,601
Rexel S.A.	73,802	1,108,801
Rothschild & Co.	17,137	726,519
Rubis SCA	17,912	969,919
Societe BIC S.A.	17,108	1,566,823
Sopra Steria Group	2,818	452,016
SPIE S.A.(b)	42,871	853,480
Tarkett S.A.	15,810	404,727
Television Francaise 1	97,046	1,024,615
Trigano S.A.	1,470	160,837
Vicat S.A.	6,968	424,495
Vilmorin & Cie S.A.	5,400	376,953

Total France		28,290,195
Germany – 15.8%
Aareal Bank AG	27,679	1,158,012
alstria office REIT-AG	63,210	938,287
AURELIUS Equity Opportunities SE & Co. KGaA	18,171	961,994
Aurubis AG	6,827	477,677

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2018

Investments	Shares	Value

BayWa AG	7,682	$256,080
Bechtle AG	3,679	373,688
bet-at-home.com AG	6,718	464,276
Bilfinger SE	13,359	674,656
Carl Zeiss Meditec AG Bearer Shares	7,747	652,365
CECONOMY AG	85,607	604,947
Comdirect Bank AG	18,013	230,980
CompuGroup Medical SE	3,351	193,675
CropEnergies AG	43,805	235,063
CTS Eventim AG & Co. KGaA	14,695	659,175
Deutz AG	25,210	224,588
DMG MORI AG	7,629	391,217
Duerr AG	14,055	632,915
Elmos Semiconductor AG	5,730	121,261
ElringKlinger AG	16,264	180,594
Encavis AG	29,808	208,078
Freenet AG	62,608	1,505,287
Gerresheimer AG	2,967	250,709
Hamburger Hafen und Logistik AG	19,190	451,133
Hugo Boss AG	20,093	1,547,777
Indus Holding AG	3,956	245,827
Jenoptik AG	6,684	246,412
K+S AG Registered Shares	20,272	425,710
Kloeckner & Co. SE	29,144	337,323
Krones AG	4,186	439,285
LEG Immobilien AG	15,241	1,810,072
Leoni AG	7,819	321,949
METRO AG	189,410	2,969,995
MLP SE	41,203	263,215
Nemetschek SE	2,375	347,579
NORMA Group SE	4,665	298,283
Pfeiffer Vacuum Technology AG	2,031	301,717
Rheinmetall AG	5,009	523,965
RHOEN-KLINIKUM AG	5,506	141,590
Salzgitter AG	4,458	222,911
Scout24 AG(a)	7,276	339,395
Siltronic AG	4,124	505,108
Sixt Leasing SE	6,731	111,173
Sixt SE	5,682	707,481
Software AG	10,066	459,014
STADA Arzneimittel AG	5,057	476,475
Stroeer SE & Co. KGaA	7,569	432,888
Suedzucker AG	52,771	701,504
Takkt AG	11,440	181,242
TLG Immobilien AG	23,774	620,751
VERBIO Vereinigte BioEnergie AG	22,728	155,224
Vossloh AG	4,731	246,453
VTG AG	5,117	313,217
Wacker Neuson SE	11,643	298,595
Washtec AG	2,753	241,739
Wuestenrot & Wuerttembergische AG	22,475	512,696

Total Germany		28,593,222
Ireland – 1.0%
C&C Group PLC	141,208	542,883
Glanbia PLC	37,603	648,150
Hibernia REIT PLC	148,664	245,196
Irish Continental Group PLC	32,972	199,144
Total Produce PLC	81,716	200,267

Total Ireland		1,835,640
Italy – 24.2%
A2A SpA	856,319	1,486,948
ACEA SpA	73,850	1,107,378
Amplifon SpA	11,397	253,368
Anima Holding SpA(a)	75,019	368,928
Aquafil SpA	12,389	175,556
Ascopiave SpA	151,828	534,335
ASTM SpA	21,834	473,221
Autogrill SpA	33,343	340,999
Avio SpA	11,125	165,398
Azimut Holding SpA(b)	58,445	882,490
Banca Farmafactoring SpA(a)	151,864	910,172
Banca Generali SpA	46,708	1,208,719
Banca IFIS SpA	17,913	403,635
Banca Mediolanum SpA	421,131	2,866,381
Banca Popolare di Sondrio SCPA	66,571	254,081
Banca Sistema SpA(a)(b)	68,274	165,737
Biesse SpA	6,295	224,029
BPER Banca	111,179	514,988
Brembo SpA	45,006	589,656
Brunello Cucinelli SpA	5,560	216,664
Buzzi Unicem SpA RSP	26,584	318,036
Cairo Communication SpA	61,788	223,195
Cerved Group SpA	45,335	488,916
Credito Emiliano SpA	52,329	344,015
Datalogic SpA	8,913	322,479
De’ Longhi SpA	51,168	1,608,219
DiaSorin SpA	6,312	664,223
doBank SpA(a)	28,389	313,251
Ei Towers SpA	12,243	807,710
Enav SpA(a)	177,835	867,119
ERG SpA	43,826	892,854
Falck Renewables SpA	69,110	149,304
Fincantieri SpA*	108,779	176,633
FinecoBank Banca Fineco SpA	172,156	2,302,529
Gamenet Group SpA(a)	26,267	289,531
Geox SpA	67,181	169,327
Gima TT SpA(a)	21,545	271,141
Gruppo MutuiOnline SpA	10,623	207,782
Hera SpA	327,665	1,020,723
IMA Industria Macchine Automatiche SpA	6,567	550,329
Immobiliare Grande Distribuzione SIIQ SpA	71,266	547,808
Infrastrutture Wireless Italiane SpA(a)	135,148	1,002,281
Interpump Group SpA	8,206	268,782
Iren SpA	249,653	613,000

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2018

Investments	Shares	Value

Italgas SpA	254,040	$1,379,145
Maire Tecnimont SpA	91,873	413,823
MARR SpA	18,051	529,607
Massimo Zanetti Beverage Group SpA(a)	18,689	152,385
OVS SpA*(a)	26,446	75,871
Parmalat SpA	80,074	264,137
Piaggio & C. SpA	79,661	182,369
Prysmian SpA	36,874	859,152
RAI Way SpA(a)	72,041	366,081
Reply SpA	2,732	188,013
Salvatore Ferragamo SpA	20,503	491,287
Saras SpA	461,595	988,110
Societa Cattolica di Assicurazioni SC	57,014	490,703
Societa Iniziative Autostradali e Servizi SpA	53,892	798,093
Technogym SpA(a)	15,820	194,223
Telecom Italia SpA RSP	2,397,261	1,290,299
Tod’s SpA(b)	5,644	385,136
Unieuro SpA*(a)	15,507	206,230
Unione di Banche Italiane SpA(b)	295,537	1,186,328
Unipol Gruppo SpA	350,938	1,563,609
UnipolSai Assicurazioni SpA	1,695,614	3,997,993
Zignago Vetro SpA	21,814	216,631

Total Italy		43,781,095
Netherlands – 8.0%
Aalberts Industries N.V.	18,057	769,297
Accell Group N.V.(b)	10,344	201,124
Arcadis N.V.(b)	15,034	251,627
ASM International N.V.	9,300	481,659
ASR Nederland N.V.	54,213	2,585,481
BE Semiconductor Industries N.V.	50,407	1,063,812
Boskalis Westminster(b)	37,684	1,186,603
Corbion N.V.	14,442	469,683
Euronext N.V.(a)	16,937	1,114,437
ForFarmers N.V.	27,392	310,204
IMCD N.V.	6,816	530,820
Intertrust N.V.(a)	19,732	365,553
Koninklijke Volkerwessels N.V.	33,278	699,608
PostNL N.V.	313,701	1,122,240
SBM Offshore N.V.	30,178	546,457
Signify N.V.(a)	57,831	1,497,906
Sligro Food Group N.V.	14,282	610,458
TKH Group N.V.	8,175	460,520
Wessanen	7,833	95,802

Total Netherlands		14,363,291
Portugal – 3.2%
Altri, SGPS, S.A.	87,310	837,651
Corticeira Amorim, SGPS, S.A.	18,606	248,525
CTT-Correios de Portugal S.A.	89,631	351,463
Mota-Engil, SGPS, S.A.*	91,639	223,521
Navigator Co. S.A. (The)	194,744	954,091
NOS, SGPS, S.A.	168,770	1,011,495
REN – Redes Energeticas Nacionais, SGPS, S.A.	294,364	830,826
Semapa-Sociedade de Investimento e Gestao	21,062	418,815
Sonae Capital, SGPS, S.A.	201,358	173,303
Sonae, SGPS, S.A.	690,909	716,223

Total Portugal		5,765,913
Spain – 11.1%
Acciona S.A.	20,036	1,816,597
Acerinox S.A.	62,432	893,382
Almirall S.A.	20,416	410,475
Applus Services S.A.	21,139	301,019
Atresmedia Corp. de Medios de Comunicacion S.A.	71,301	443,066
Bolsas y Mercados Espanoles SHMSF S.A.	49,937	1,614,770
Cellnex Telecom S.A.(a)	8,688	228,362
Cia de Distribucion Integral Logista Holdings S.A.	55,241	1,419,272
Cie Automotive S.A.	23,174	725,671
Construcciones y Auxiliar de Ferrocarriles S.A.	5,648	235,181
Distribuidora Internacional de Alimentacion S.A.(b)	337,199	783,313
Ebro Foods S.A.	42,438	927,177
Ence Energia y Celulosa S.A.	50,293	511,134
Euskaltel S.A.(a)	64,787	509,819
Faes Farma S.A.	107,282	453,573
Fluidra S.A.	10,027	150,005
Grupo Catalana Occidente S.A.	21,107	919,341
Lar Espana Real Estate Socimi S.A.	52,050	530,200
Mediaset Espana Comunicacion S.A.	138,104	1,008,965
Melia Hotels International S.A.	29,444	329,680
NH Hotel Group S.A.	31,870	232,652
Obrascon Huarte Lain S.A.(b)	293,495	585,316
Papeles y Cartones de Europa S.A.	24,679	479,273
Prosegur Cash S.A.(a)	249,074	546,197
Prosegur Cia de Seguridad S.A.	92,774	576,500
Sacyr S.A.	121,864	357,401
Talgo S.A.*(a)	32,122	169,946
Tecnicas Reunidas S.A.(b)	21,528	662,876
Unicaja Banco S.A.(a)	252,705	412,391
Viscofan S.A.	12,546	915,133
Zardoya Otis S.A.	100,989	941,908

Total Spain		20,090,595
TOTAL COMMON STOCKS (Cost: $170,436,289)		180,361,416
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
United States – 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $7,132,699)(d)	7,132,699	7,132,699
TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $177,568,988)		187,494,115
Other Assets less Liabilities – (3.8)%		(6,814,378)

NET ASSETS – 100.0%		$180,679,737

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2018

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,721,666 and the total market value of the collateral held by the Fund was $10,282,708. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,150,009.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	39,528,471	USD	33,904,292	EUR	$148,652	$—
Citibank N.A.	10/2/2018	9,565,686	EUR	11,110,210	USD	330	—
Citibank N.A.	10/2/2018	39,528,471	USD	33,902,808	EUR	150,374	—
Citibank N.A.	11/2/2018	11,150,938	USD	9,577,589	EUR	—	(340)
Credit Suisse International	10/2/2018	41,449,021	EUR	48,144,240	USD	—	(1,221)
Credit Suisse International	11/2/2018	48,320,719	USD	41,501,984	EUR	—	(439)
Goldman Sachs	10/2/2018	33,478,055	EUR	38,885,732	USD	—	(986)
Goldman Sachs	10/2/2018	39,528,471	USD	33,902,896	EUR	150,273	—
Goldman Sachs	11/2/2018	39,028,273	USD	33,519,970	EUR	652	—
HSBC Holdings PLC	10/2/2018	30,116,934	USD	25,831,335	EUR	113,852	—
JP Morgan Chase Bank N.A.	10/2/2018	2,602,763	EUR	3,060,664	USD	—	(37,556)
Royal Bank of Canada	10/2/2018	33,478,401	EUR	38,885,732	USD	—	(584)
Royal Bank of Canada	11/2/2018	39,028,273	USD	33,520,574	EUR	—	(52)
UBS AG	10/2/2018	41,449,235	EUR	48,144,240	USD	—	(972)
UBS AG	10/2/2018	39,528,471	USD	33,903,448	EUR	149,631	—
UBS AG	10/2/2018	90,000	USD	77,530	EUR	—	(51)
UBS AG	11/2/2018	2,638,252	EUR	3,071,883	USD	—	(141)
UBS AG	11/2/2018	48,320,719	USD	41,502,377	EUR	—	(894)
						$713,764	$(43,236)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.7%
Austria – 0.8%
Lenzing AG	1,692	$176,971
Telekom Austria AG*	24,866	192,642
Voestalpine AG	5,370	245,748

Total Austria		615,361
Belgium – 0.6%
Kinepolis Group N.V.	653	39,061
Melexis N.V.	1,162	89,955
Umicore S.A.	3,558	199,068
Warehouses De Pauw CVA	884	116,435

Total Belgium		444,519
Denmark – 7.5%
Chr Hansen Holding A/S	2,645	268,605
Coloplast A/S Class B	6,796	695,229
Dfds A/S	1,357	67,212
Novo Nordisk A/S Class B	63,293	2,981,115
Orsted A/S(a)	11,507	781,968
Pandora A/S	5,137	320,925
Royal Unibrew A/S	2,276	187,530
Vestas Wind Systems A/S	4,918	332,751

Total Denmark		5,635,335
Finland – 3.5%
DNA Oyj	4,586	102,591
Huhtamaki Oyj	3,496	112,113
Kone Oyj Class B	18,039	964,225
Neste Oyj	3,864	319,548
Nokian Renkaat Oyj	5,314	217,817
Orion Oyj Class B	7,330	277,720
Stora Enso Oyj Class R	14,626	279,879
Wartsila Oyj Abp	16,468	321,152

Total Finland		2,595,045
France – 10.0%
Airbus SE	12,396	1,557,570
Altran Technologies S.A.	3,462	30,038
BioMerieux	1,086	90,568
Cie Plastic Omnium S.A.	2,272	85,712
Eurazeo SE	1,489	117,345
Faurecia S.A.	2,275	136,983
Hermes International	791	524,237
Ipsen S.A.	1,239	208,381
LVMH Moet Hennessy Louis Vuitton SE	7,578	2,681,041
Rubis SCA	2,794	151,293
Safran S.A.	6,385	895,132
SEB S.A.	573	97,568
Teleperformance	734	138,538
Thales S.A.	3,811	541,579
Valeo S.A.	4,256	184,881

Total France		7,440,866
Germany – 6.9%
1&1 Drillisch AG	5,196	252,873
adidas AG	2,408	589,864
AURELIUS Equity Opportunities SE & Co. KGaA	3,315	175,500
Beiersdorf AG	2,154	243,132
Continental AG	3,434	598,089
CTS Eventim AG & Co. KGaA	2,282	102,364
Fielmann AG	2,585	155,678
Fuchs Petrolub SE	2,058	101,591
Hamburger Hafen und Logistik AG	2,552	59,994
Hella GmbH & Co. KGaA*	1,914	106,798
Henkel AG & Co. KGaA	5,307	563,705
Hugo Boss AG	2,144	165,154
Infineon Technologies AG	13,662	310,545
KION Group AG	1,895	116,523
ProSiebenSat.1 Media SE	16,582	430,846
Siltronic AG	504	61,730
Sixt SE	416	51,797
Symrise AG	2,492	227,562
ThyssenKrupp AG	5,559	140,370
TUI AG	21,341	410,358
United Internet AG Registered Shares	3,606	170,676
Wacker Chemie AG	1,218	153,213

Total Germany		5,188,362
Ireland – 0.8%
Glanbia PLC	5,294	91,251
Kerry Group PLC Class A	1,513	167,387
Kingspan Group PLC	1,736	80,977
Smurfit Kappa Group PLC	6,938	274,472

Total Ireland		614,087
Italy – 2.3%
Anima Holding SpA(a)	14,541	71,510
Banca IFIS SpA	2,684	60,479
Brembo SpA	5,555	72,780
De’ Longhi SpA	5,682	178,586
DiaSorin SpA	1,282	134,907
Ferrari N.V.	1,454	200,294
FinecoBank Banca Fineco SpA	21,590	288,759
Gima TT SpA(a)	3,133	39,428
IMA Industria Macchine Automatiche SpA	983	82,378
Maire Tecnimont SpA	11,543	51,993
Moncler SpA	893	38,481
RAI Way SpA(a)	13,466	68,428
Recordati SpA	6,392	216,493
Salvatore Ferragamo SpA(b)	2,919	69,944
Saras SpA	66,273	141,867

Total Italy		1,716,327
Netherlands – 3.0%
ASML Holding N.V.	4,409	823,977
BE Semiconductor Industries N.V.	6,143	129,645
Corbion N.V.	1,522	49,498
GrandVision N.V.(a)	4,394	108,197
Koninklijke DSM N.V.	3,784	401,010
Koninklijke Vopak N.V.	4,250	209,500

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2018

Investments	Shares	Value

TKH Group N.V.	1,329	$74,866
Wolters Kluwer N.V.	6,811	424,661

Total Netherlands		2,221,354
Norway – 4.3%
Borregaard ASA	4,708	48,217
Entra ASA(a)(b)	8,021	115,243
Grieg Seafood ASA	2,334	30,811
Leroy Seafood Group ASA	22,939	187,100
Norsk Hydro ASA	81,448	488,690
Salmar ASA	6,658	332,111
Schibsted ASA Class A	1,510	56,667
Telenor ASA	79,048	1,544,403
Veidekke ASA	9,711	106,014
Yara International ASA	5,776	283,505

Total Norway		3,192,761
Portugal – 0.7%
Altri, SGPS, S.A.	6,739	64,654
Jeronimo Martins, SGPS, S.A.	31,457	463,475

Total Portugal		528,129
Spain – 4.7%
Amadeus IT Group S.A.	8,517	791,597
Atresmedia Corp. de Medios de Comunicacion S.A.(b)	13,071	81,224
Cie Automotive S.A.	1,072	33,569
Grifols S.A.	7,749	218,351
Industria de Diseno Textil S.A.	65,058	1,972,998
Prosegur Cash S.A.(a)	35,664	78,208
Prosegur Cia de Seguridad S.A.	15,303	95,093
Zardoya Otis S.A.	24,747	230,811

Total Spain		3,501,851
Sweden – 7.5%
AAK AB	5,300	91,814
AddTech AB Class B	1,855	39,548
AF AB Class B	2,618	60,466
Ahlsell AB(a)	17,092	95,635
Assa Abloy AB Class B	19,903	399,819
Atlas Copco AB Class A	22,378	644,677
Atlas Copco AB Class B	10,986	292,957
Bonava AB Class B	4,129	59,289
Electrolux AB Series B	10,540	232,294
Hexagon AB Class B	4,150	243,124
Hexpol AB	8,220	90,582
Husqvarna AB Class B	11,859	100,945
Indutrade AB	3,202	86,628
Intrum AB(b)	5,991	155,683
Investment AB Latour Class B(b)	13,349	166,465
JM AB	5,686	111,569
Lifco AB Class B	1,433	64,212
Loomis AB Class B	2,259	72,699
Nibe Industrier AB Class B	9,042	108,282
Nobia AB	8,455	59,801
Peab AB	16,188	148,079
Sandvik AB	29,157	517,195
Securitas AB Class B	11,708	203,730
SKF AB Class B	14,068	277,383
Sweco AB Class B	3,268	86,062
Thule Group AB(a)	2,966	71,705
Volvo AB Class A	12,668	223,783
Volvo AB Class B	51,402	908,026

Total Sweden		5,612,452
Switzerland – 16.3%
Bobst Group S.A. Registered Shares	438	34,437
Bucher Industries AG Registered Shares	188	60,665
Cie Financiere Richemont S.A. Registered Shares	8,864	725,962
EMS-Chemie Holding AG Registered Shares	763	456,956
Galenica AG*(a)	1,990	113,883
GAM Holding AG*	23,441	167,264
Givaudan S.A. Registered Shares	282	696,628
Kuehne + Nagel International AG Registered Shares	5,013	798,036
Logitech International S.A. Registered Shares	4,124	185,175
Lonza Group AG Registered Shares*	857	293,914
Oriflame Holding AG	2,249	57,507
Partners Group Holding AG	790	629,622
Roche Holding AG Bearer Shares	5,197	1,270,520
Roche Holding AG Genusschein	20,194	4,915,155
SGS S.A. Registered Shares	241	637,535
Sonova Holding AG Registered Shares	1,397	279,314
Straumann Holding AG Registered Shares	236	178,305
Sunrise Communications Group AG*(a)	2,534	230,493
Swatch Group AG (The) Bearer Shares	512	204,580
Swatch Group AG (The) Registered Shares	1,125	88,107
Vifor Pharma AG	886	154,334

Total Switzerland		12,178,392
United Kingdom – 30.8%
A.G. Barr PLC	4,099	38,486
Ashmore Group PLC	36,812	174,737
Ashtead Group PLC	8,675	275,689
Barratt Developments PLC	64,166	474,441
Beazley PLC	9,310	69,323
Bellway PLC	3,181	125,026
British American Tobacco PLC	73,189	3,421,122
Carnival PLC	4,241	263,472
Cineworld Group PLC	13,461	55,400
Compass Group PLC	25,575	568,969
Computacenter PLC	8,089	133,543
Croda International PLC	3,915	265,580
Diageo PLC	60,574	2,147,779
Domino’s Pizza Group PLC	13,318	48,524
Dunelm Group PLC	7,916	56,466
easyJet PLC	12,442	213,196
Electrocomponents PLC	17,612	164,948
esure Group PLC	23,477	84,988
FDM Group Holdings PLC	4,275	54,076
Fresnillo PLC	15,304	163,928
Halma PLC	9,831	185,251
Hargreaves Lansdown PLC	11,132	324,448

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2018

Investments	Shares	Value

Hays PLC	25,631	$68,185
Howden Joinery Group PLC	13,302	81,338
Ibstock PLC(a)	11,385	34,979
IMI PLC	8,630	123,456
International Consolidated Airlines Group S.A.	64,597	555,367
Jardine Lloyd Thompson Group PLC	7,028	173,766
Johnson Matthey PLC	5,663	263,048
Mondi PLC	9,076	249,020
Next PLC	2,814	201,608
Pagegroup PLC	16,252	121,226
Persimmon PLC	19,628	605,343
Reckitt Benckiser Group PLC	19,060	1,743,840
Redrow PLC	9,372	71,313
RELX PLC	52,193	1,098,383
Renishaw PLC	1,776	109,871
Rentokil Initial PLC	15,582	64,698
Rightmove PLC	18,490	113,567
Rotork PLC	11,805	50,878
Sage Group PLC (The)	27,805	212,623
Savills PLC	4,867	49,569
Segro PLC	38,257	318,192
Smith & Nephew PLC	14,986	273,497
Spirax-Sarco Engineering PLC	2,035	193,723
SSE PLC	70,151	1,048,365
SSP Group PLC	4,168	39,389
Synthomer PLC	18,673	131,858
Telecom Plus PLC	4,663	63,362
Unilever N.V. CVA	59,708	3,326,412
Unilever PLC	39,690	2,182,106
Unite Group PLC (The)	2,743	31,943
WH Smith PLC	3,396	91,317

Total United Kingdom		23,001,634
TOTAL COMMON STOCKS (Cost: $72,295,947)		74,486,475
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $631,916)(d)	631,916	631,916
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $72,927,863)		75,118,391
Other Assets less Liabilities – (0.6)%		(413,310)

NET ASSETS – 100.0%		$74,705,081

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $563,360. The Fund also had securities on loan having a total market value of $37,751 that were sold and pending settlement. The total market value of the collateral held by the Fund was $631,916.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	10/1/2018	192,031	NOK	20,221	EUR	$94	$—
Goldman Sachs	10/1/2018	208,200	SEK	20,198	EUR	—	(49)
Morgan Stanley & Co. International	10/1/2018	530,022	DKK	71,072	EUR	4	—
Morgan Stanley & Co. International	10/1/2018	44,114	GBP	49,530	EUR	—	(2)
						$98	$(51)

CURRENCY LEGEND

DKK – Danish krone

EUR – Euro

GBP – British pound

NOK – Norwegian krone

SEK – Swedish krona

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.4%
Austria – 0.7%
Palfinger AG	30,634	$1,024,744
POLYTEC Holding AG(a)	68,471	871,638
Porr AG(a)	65,579	1,942,334
S IMMO AG	105,728	2,112,212
S&T AG*	8,661	253,707
Schoeller-Bleckmann Oilfield Equipment AG	7,098	778,676

Total Austria		6,983,311
Belgium – 2.0%
Bekaert S.A.(a)	144,032	3,583,418
D’ieteren S.A./N.V.	92,246	4,062,889
Econocom Group S.A./N.V.(a)	336,362	1,093,916
Euronav N.V.(a)	146,562	1,266,524
Fagron	40,756	788,179
Greenyard N.V.(a)	14,841	136,006
Kinepolis Group N.V.	26,892	1,608,605
Ontex Group N.V.	150,609	3,210,007
Orange Belgium S.A.	133,145	2,093,932
Recticel S.A.	122,555	1,346,608

Total Belgium		19,190,084
Denmark – 2.9%
Alm Brand A/S	498,087	4,259,110
Matas A/S	268,988	2,631,079
Per Aarsleff Holding A/S	30,979	1,172,506
Ringkjoebing Landbobank A/S	35,892	1,900,719
Scandinavian Tobacco Group A/S Class A(b)	339,327	5,205,901
Schouw & Co. A/S	36,068	2,994,267
Spar Nord Bank A/S	271,709	2,522,270
Sydbank A/S	225,345	6,633,627

Total Denmark		27,319,479
Finland – 4.9%
Aktia Bank Oyj	134,662	1,432,714
Citycon Oyj(a)	2,609,039	5,442,594
Cramo Oyj	120,835	2,726,997
F-Secure Oyj	166,893	602,861
Finnair Oyj	258,308	2,151,177
Kemira Oyj	431,051	5,812,727
Lehto Group Oyj(a)	124,596	1,160,640
Oriola Oyj Class B	286,240	939,221
Raisio Oyj Class V	303,577	992,582
Ramirent Oyj	306,955	2,481,435
Rovio Entertainment Oyj(b)	20,732	109,926
Sanoma Oyj	244,379	2,405,596
Technopolis Oyj	613,062	3,321,812
Terveystalo Oyj*(b)	60,645	562,809
Tieto Oyj	216,099	6,686,610
Tikkurila Oyj(a)	75,820	1,188,876
Tokmanni Group Corp.	211,416	1,846,608
Uponor Oyj	70,940	927,788
YIT Oyj(a)	707,876	4,957,852

Total Finland		45,750,825
France – 5.8%
Akka Technologies	11,561	837,913
Albioma S.A.	64,159	1,468,057
Beneteau S.A.	70,459	1,132,639
Bonduelle SCA	31,193	981,851
Chargeurs S.A.	42,977	1,054,263
Coface S.A.	358,111	3,398,277
Derichebourg S.A.	303,385	1,620,250
Europcar Mobility Group(b)	171,491	1,611,421
Gaztransport Et Technigaz S.A.	118,037	8,952,625
Interparfums S.A.	38,111	1,949,913
IPSOS	80,253	2,457,116
Jacquet Metal Service S.A.	30,209	722,808
Kaufman & Broad S.A.	66,423	3,116,872
Lectra	42,456	1,107,068
LISI	46,107	1,662,829
Maisons du Monde S.A.(b)	25,396	741,566
Mersen S.A.	23,311	819,040
Neopost S.A.	160,732	4,887,548
Nexans S.A.(a)	54,009	1,698,767
Oeneo S.A.	82,195	1,059,711
Rallye S.A.(a)	266,357	3,121,579
Tarkett S.A.	97,093	2,485,527
Television Francaise 1	509,640	5,380,795
Vilmorin & Cie S.A.	37,910	2,646,350

Total France		54,914,785
Georgia – 0.2%
Bank of Georgia Group PLC	85,973	1,918,703
Germany – 7.7%
alstria office REIT-AG	416,848	6,187,677
AURELIUS Equity Opportunities SE & Co. KGaA	171,402	9,074,219
BayWa AG	53,660	1,788,758
bet-at-home.com AG	55,012	3,801,837
Bilfinger SE	61,574	3,109,610
Borussia Dortmund GmbH & Co. KGaA	47,231	421,041
CANCOM SE	27,710	1,252,646
CompuGroup Medical SE	26,527	1,533,160
CropEnergies AG	246,524	1,322,879
Deutz AG	203,793	1,815,531
Elmos Semiconductor AG	26,498	560,765
ElringKlinger AG	157,744	1,751,579
Encavis AG	265,535	1,853,597
GFT Technologies SE	3,884	51,834
H&R GmbH & Co. KGaA	5,470	49,366
Hamburger Hafen und Logistik AG	138,993	3,267,552
Indus Holding AG	34,853	2,165,773
Jenoptik AG	35,424	1,305,941
Kloeckner & Co. SE	207,848	2,405,704
Koenig & Bauer AG	15,926	961,898
Leoni AG	58,797	2,420,976
MLP SE	303,601	1,939,478
NORMA Group SE	31,606	2,020,905
OHB SE	22,850	883,791

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2018

Investments	Shares	Value

Pfeiffer Vacuum Technology AG	8,836	$1,312,639
RHOEN-KLINIKUM AG	37,112	954,357
RIB Software SE	40,427	857,885
Sixt Leasing SE	37,314	616,298
SMA Solar Technology AG	19,969	468,055
Takkt AG	130,555	2,068,364
VERBIO Vereinigte BioEnergie AG	186,819	1,275,902
Vossloh AG	28,050	1,461,216
VTG AG	34,345	2,102,293
Wacker Neuson SE	110,320	2,829,257
Washtec AG	27,881	2,448,213
Wuestenrot & Wuerttembergische AG	186,605	4,256,805

Total Germany		72,597,801
Ireland – 1.9%
C&C Group PLC	900,943	3,463,733
FBD Holdings PLC	43,142	508,610
Grafton Group PLC	288,326	2,848,135
Greencore Group PLC	1,446,562	3,491,705
Hibernia REIT PLC	926,097	1,527,439
Hostelworld Group PLC(b)	244,331	707,336
Irish Continental Group PLC	264,018	1,594,615
Origin Enterprises PLC	326,266	2,148,691
Total Produce PLC	426,927	1,046,297

Total Ireland		17,336,561
Italy – 11.0%
Anima Holding SpA(b)	778,231	3,827,176
Aquafil SpA	70,863	1,004,150
Ascopiave SpA	524,480	1,845,825
ASTM SpA	154,571	3,350,107
Banca Farmafactoring SpA(b)	983,614	5,895,131
Banca IFIS SpA	128,348	2,892,077
Banca Popolare di Sondrio SCPA	604,366	2,306,676
Biesse SpA	21,098	750,843
BPER Banca	864,865	4,006,107
Brunello Cucinelli SpA	36,659	1,428,539
Cairo Communication SpA	377,127	1,362,282
Cementir Holding SpA	174,645	1,221,158
Cerved Group SpA	353,550	3,812,868
CIR-Compagnie Industriali Riunite SpA	1,124,540	1,283,948
Credito Emiliano SpA	400,444	2,632,554
Datalogic SpA	58,138	2,103,474
doBank SpA(b)	174,900	1,929,890
Ei Towers SpA	74,317	4,902,928
El.En. SpA	21,921	539,269
Emak SpA	36,607	56,805
Enav SpA(b)	1,514,162	7,383,016
Esprinet SpA(a)	30,236	133,804
Falck Renewables SpA	545,031	1,177,479
Gamenet Group SpA(b)	179,252	1,975,829
Geox SpA(a)	449,745	1,133,562
Gima TT SpA(b)	143,504	1,805,976
Gruppo MutuiOnline SpA	68,432	1,338,506
Immobiliare Grande Distribuzione SIIQ SpA	509,330	3,915,120
La Doria SpA	4,017	52,816
Maire Tecnimont SpA	703,524	3,168,880
MARR SpA	131,747	3,865,388
OVS SpA*(b)	929,354	2,666,227
Piaggio & C. SpA	666,707	1,526,303
RAI Way SpA(b)	274,147	1,393,095
Reply SpA	15,643	1,076,533
SAES Getters SpA	37,848	907,783
Salini Impregilo SpA(a)	885,960	2,183,627
Saras SpA	3,700,044	7,920,476
Societa Cattolica di Assicurazioni SC	528,601	4,549,516
Technogym SpA(b)	119,771	1,470,435
Tod’s SpA(a)	51,463	3,511,737
Unieuro SpA*(a)(b)	116,277	1,546,388
Zignago Vetro SpA	128,792	1,279,010

Total Italy		103,133,313
Netherlands – 4.6%
Accell Group N.V.(a)	57,364	1,115,357
AMG Advanced Metallurgical Group N.V.	8,968	416,028
Amsterdam Commodities N.V.	46,328	1,043,913
Arcadis N.V.(a)	152,493	2,552,307
BE Semiconductor Industries N.V.	412,844	8,712,844
Beter Bed Holding N.V.(a)	19,997	105,913
BinckBank N.V.	372,159	2,295,314
Brunel International N.V.	43,217	625,449
Corbion N.V.	79,267	2,577,920
ForFarmers N.V.	174,947	1,981,209
Intertrust N.V.(b)	223,189	4,134,781
Kendrion N.V.	27,699	965,171
Koninklijke BAM Groep N.V.	471,832	1,812,892
Koninklijke Volkerwessels N.V.	138,921	2,920,556
PostNL N.V.	2,172,143	7,770,665
SIF Holding N.V.	2,159	40,123
Sligro Food Group N.V.	86,361	3,691,344
Wessanen	44,292	541,717

Total Netherlands		43,303,503
Norway – 6.7%
ABG Sundal Collier Holding ASA	2,241,697	1,582,867
American Shipping Co. ASA*	226,676	862,913
Atea ASA*	298,454	4,837,833
Austevoll Seafood ASA	393,312	5,419,131
Borregaard ASA	150,230	1,538,588
Entra ASA(a)(b)	381,491	5,481,125
Europris ASA*(b)	874,663	2,454,294
Grieg Seafood ASA	267,710	3,534,049
Hexagon Composites ASA	24,362	74,791
Kongsberg Gruppen ASA	147,161	2,833,599
Norway Royal Salmon ASA	89,835	2,166,639
NRC Group ASA*	155,952	1,417,171
Ocean Yield ASA(a)	804,651	6,580,840
Sbanken ASA(b)	74,249	808,749
Scatec Solar ASA(b)	126,745	936,973
Selvaag Bolig ASA	375,253	1,785,646

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2018

Investments	Shares	Value

SpareBank 1 Nord Norge	442,065	$3,745,715
SpareBank 1 SMN	420,028	4,688,584
SpareBank 1 SR-Bank ASA	511,930	6,223,653
Sparebanken Vest	210,296	1,394,519
Veidekke ASA	323,128	3,527,572
XXL ASA(a)(b)	267,298	1,376,979

Total Norway		63,272,230
Portugal – 3.1%
Altri, SGPS, S.A.	491,968	4,719,934
Corticeira Amorim, SGPS, S.A.(a)	132,942	1,775,739
CTT-Correios de Portugal S.A.(a)	1,057,037	4,144,877
Mota-Engil, SGPS, S.A.*	682,005	1,663,512
REN – Redes Energeticas Nacionais, SGPS, S.A.	2,959,362	8,352,633
Semapa-Sociedade de Investimento e Gestao	95,451	1,898,031
Sonae Capital, SGPS, S.A.	1,139,076	980,370
Sonae, SGPS, S.A.	5,379,988	5,577,102

Total Portugal		29,112,198
Spain – 5.4%
Almirall S.A.	187,684	3,773,491
Applus Services S.A.	109,063	1,553,056
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	875,390	5,439,693
Construcciones y Auxiliar de Ferrocarriles S.A.	34,505	1,436,780
Distribuidora Internacional de Alimentacion S.A.(a)	3,095,415	7,190,646
Ence Energia y Celulosa S.A.	407,139	4,137,803
Ercros S.A.	20,176	117,524
Euskaltel S.A.(b)	428,772	3,374,075
Faes Farma S.A.	611,288	2,584,439
Fluidra S.A.	77,035	1,152,452
Lar Espana Real Estate Socimi S.A.	354,975	3,615,900
Obrascon Huarte Lain S.A.(a)	2,307,567	4,601,969
Papeles y Cartones de Europa S.A.	146,141	2,838,098
Sacyr S.A.	814,996	2,390,209
Talgo S.A.*(b)	194,071	1,026,758
Tecnicas Reunidas S.A.(a)	193,974	5,972,722

Total Spain		51,205,615
Sweden – 14.6%
Acando AB	341,712	1,429,371
AddTech AB Class B	69,570	1,483,209
AF AB Class B	118,492	2,736,727
Alimak Group AB(a)(b)	62,265	877,978
Ambea AB(b)	121,374	1,158,711
Arjo AB Class B	340,639	1,151,014
Atrium Ljungberg AB Class B	202,257	3,666,153
Attendo AB(b)	133,434	1,253,588
Avanza Bank Holding AB(a)	43,927	1,999,466
Beijer Ref AB	90,470	1,898,678
Bergman & Beving AB	111,118	1,203,241
Betsson AB*	408,478	3,145,389
Bilia AB Class A	389,676	3,178,945
BioGaia AB Class B	25,454	1,277,966
Biotage AB	62,930	843,482
Bonava AB Class B	259,344	3,723,995
Bravida Holding AB(b)	284,979	2,336,051
Bufab AB	61,412	715,410
Bulten AB	84,800	1,022,192
Byggmax Group AB(a)	257,586	1,052,855
Capio AB(b)	154,545	881,059
Catena AB	62,958	1,408,789
Clas Ohlson AB Class B(a)	364,053	2,959,681
Cloetta AB Class B	609,776	1,884,209
Coor Service Management Holding AB(b)	272,933	2,178,995
Duni AB	124,317	1,643,917
Dustin Group AB(b)	172,751	1,629,763
Evolution Gaming Group AB(b)	38,297	2,728,056
Fagerhult AB	130,612	1,189,625
Global Gaming 555 AB	80,022	242,769
Granges AB	134,031	1,597,545
Hemfosa Fastigheter AB	403,816	5,562,391
HIQ International AB*	219,942	1,440,609
Instalco Intressenter AB	13,827	111,167
Inwido AB	249,956	1,881,725
ITAB Shop Concept AB Class B(a)	256,428	703,554
JM AB	309,640	6,075,673
KappAhl AB	449,507	1,713,729
KNOW IT AB	44,872	951,610
Kungsleden AB	459,103	3,376,213
Lagercrantz Group AB Class B	109,805	1,086,542
LeoVegas AB(a)(b)	122,465	830,369
Lindab International AB	140,199	1,048,355
Mekonomen AB(a)	146,664	2,084,551
Modern Times Group MTG AB Class B	136,552	5,005,617
Munters Group AB(b)	10,760	46,945
Mycronic AB(a)	186,359	1,949,884
NCC AB Class B(a)	333,598	5,908,074
NetEnt AB*	716,100	2,901,617
New Wave Group AB Class B	29,191	215,982
Nobia AB	515,573	3,646,555
Nobina AB(b)	341,396	2,441,504
Nolato AB Class B	27,401	1,688,453
Nordic Waterproofing Holding A/S(b)	11,694	108,088
Paradox Interactive AB	39,371	686,199
Peab AB	928,960	8,497,604
Platzer Fastigheter Holding AB Class B	194,454	1,362,219
Pricer AB Class B	173,743	237,956
Ratos AB Class B	917,410	3,342,338
Resurs Holding AB(b)	733,024	5,485,399
Rottneros AB	767,870	970,501
Scandi Standard AB	187,273	1,202,412
Scandic Hotels Group AB(b)	138,412	1,554,046
SkiStar AB	67,479	1,680,677
Thule Group AB(b)	139,315	3,368,048
Vitrolife AB	8,853	129,870
Wihlborgs Fastigheter AB	289,889	3,485,239

Total Sweden		137,280,544

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2018

Investments	Shares	Value

Switzerland – 2.8%
Ascom Holding AG Registered Shares	72,193	$1,475,197
Autoneum Holding AG	9,643	1,954,662
Bobst Group S.A. Registered Shares	24,110	1,895,627
Comet Holding AG*(a)	8,838	897,553
EFG International AG*	567,207	4,355,091
GAM Holding AG*	458,579	3,272,211
Huber + Suhner AG Registered Shares	23,363	1,755,573
Implenia AG Registered Shares	30,591	1,946,387
Kudelski S.A. Bearer Shares*(a)	14,275	122,612
Mobilezone Holding AG Registered Shares	186,426	2,213,904
Oriflame Holding AG	124,796	3,191,046
Swissquote Group Holding S.A. Registered Shares	17,565	1,282,130
u-blox Holding AG*	5,371	773,098
Ypsomed Holding AG*(a)	7,434	1,065,479

Total Switzerland		26,200,570
United Kingdom – 25.1%
A.G. Barr PLC	163,035	1,530,761
AA PLC	949,140	1,200,594
Aggreko PLC	447,530	5,090,171
Ascential PLC	245,058	1,335,793
BCA Marketplace PLC	1,034,880	2,753,051
Biffa PLC(b)	53,409	175,513
Big Yellow Group PLC	215,958	2,585,271
Bodycote PLC	134,348	1,587,280
Bovis Homes Group PLC	216,275	3,024,807
Brewin Dolphin Holdings PLC	459,879	2,056,988
Card Factory PLC	1,784,753	4,608,265
Central Asia Metals PLC	486,254	1,512,327
Chesnara PLC	306,803	1,420,306
Civitas Social Housing PLC	1,455,459	2,087,790
Clipper Logistics PLC	11,533	44,668
CMC Markets PLC(b)	641,771	1,163,293
Coats Group PLC	894,488	961,160
Communisis PLC	104,776	71,323
Computacenter PLC	107,322	1,771,808
Concentric AB	70,087	1,126,978
ContourGlobal PLC(b)	252,282	671,136
Costain Group PLC	227,653	1,237,951
Countryside Properties PLC(b)	494,790	2,233,789
Cranswick PLC	32,853	1,449,771
Crest Nicholson Holdings PLC	897,499	4,098,682
Dairy Crest Group PLC	315,334	1,880,058
Dart Group PLC	3,684	44,798
De La Rue PLC	244,360	1,535,929
Debenhams PLC(a)	12,126,666	1,546,587
DFS Furniture PLC	437,689	1,232,859
Dignity PLC	59,519	790,904
Diploma PLC	96,224	1,776,809
Domino’s Pizza Group PLC	540,615	1,969,739
Drax Group PLC	653,969	3,310,601
Dunelm Group PLC	407,915	2,909,719
Eco Animal Health Group PLC	7,164	45,777
Elementis PLC	453,363	1,587,984
EMIS Group PLC	100,438	1,322,859
Equiniti Group PLC(b)	431,184	1,495,679
Essentra PLC	483,506	2,553,589
esure Group PLC	1,029,723	3,727,640
Euromoney Institutional Investor PLC	77,996	1,369,025
FDM Group Holdings PLC	114,773	1,451,796
Ferrexpo PLC	614,723	1,604,862
Forterra PLC(b)	356,512	1,213,413
Galliford Try PLC	310,043	4,087,589
Games Workshop Group PLC	58,411	2,883,066
Gamma Communications PLC	6,063	67,679
Genus PLC	27,498	857,024
Go-Ahead Group PLC (The)	116,699	2,445,553
Greene King PLC	713,039	4,558,067
Greggs PLC	147,330	2,026,925
Halfords Group PLC	436,570	1,801,293
Hastings Group Holdings PLC(b)	1,348,591	4,561,885
Headlam Group PLC	221,127	1,369,713
Helical PLC	235,347	1,015,853
Hill & Smith Holdings PLC	71,298	916,745
Hilton Food Group PLC	95,943	1,206,103
Hochschild Mining PLC	371,472	793,234
Huntsworth PLC	69,772	104,634
Ibstock PLC(b)	552,249	1,696,697
IDOX PLC(a)	966,718	447,530
Inland Homes PLC	51,953	40,311
Inmarsat PLC	927,948	6,050,451
ITE Group PLC	953,375	895,139
J D Wetherspoon PLC	53,677	914,167
James Fisher & Sons PLC	41,623	1,031,291
James Halstead PLC	176,111	953,079
John Laing Group PLC(b)	397,426	1,619,054
John Menzies PLC	174,632	1,247,954
Johnson Service Group PLC	662,559	1,166,413
Just Group PLC	1,346,970	1,552,760
Kcom Group PLC	1,146,263	1,402,107
Keller Group PLC	99,315	1,315,839
Kier Group PLC(a)	280,526	3,312,498
Lookers PLC	816,297	1,132,619
M&C Saatchi PLC(a)	92,755	447,541
Marshalls PLC	316,189	1,710,329
Marston’s PLC	2,588,874	3,333,820
McCarthy & Stone PLC(b)	1,145,572	2,004,791
McColl’s Retail Group PLC	202,240	382,410
Mears Group PLC	329,774	1,597,605
Millennium & Copthorne Hotels PLC	188,010	1,277,358
MJ Gleeson PLC	104,770	1,013,760
Moneysupermarket.com Group PLC	943,207	3,430,439
Morgan Advanced Materials PLC	321,658	1,393,439
Morgan Sindall Group PLC	63,231	1,085,126
N Brown Group PLC	1,012,845	1,805,534
NCC Group PLC	339,682	885,924

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2018

Investments	Shares	Value

Norcros PLC	19,668	$54,374
Northgate PLC	307,940	1,669,724
Numis Corp. PLC	268,643	1,173,585
OneSavings Bank PLC	373,816	1,980,122
Pagegroup PLC	603,366	4,500,606
Pan African Resources PLC	2,497,509	261,527
PayPoint PLC	162,583	1,967,511
Pendragon PLC	3,461,697	1,227,869
Pets at Home Group PLC(a)	1,416,045	2,204,832
Photo-Me International PLC	1,356,823	2,201,089
Polar Capital Holdings PLC	200,522	1,553,254
Polypipe Group PLC	281,050	1,305,484
Premier Asset Management Group PLC	4,372	14,595
PZ Cussons PLC	786,156	2,396,886
QinetiQ Group PLC	558,937	2,086,059
Rank Group PLC	765,153	1,696,256
Redde PLC	867,366	2,201,098
Renewi PLC	1,512,029	1,123,904
Restaurant Group PLC (The)(a)	486,876	1,892,033
RPS Group PLC	441,081	1,265,421
RWS Holdings PLC(a)	208,835	1,348,039
Safestore Holdings PLC	258,153	1,753,917
Saga PLC	3,610,066	6,157,678
Savills PLC	206,960	2,107,811
Senior PLC	395,532	1,610,307
SIG PLC	694,953	1,149,129
Soco International PLC	671,133	756,165
Softcat PLC	132,005	1,368,522
Spire Healthcare Group PLC(b)	285,513	530,560
Spirent Communications PLC	836,238	1,472,169
St. Modwen Properties PLC	201,423	998,129
Staffline Group PLC	5,445	88,189
Stagecoach Group PLC	2,180,002	4,449,030
SThree PLC	221,735	1,090,108
Stock Spirits Group PLC	372,679	957,404
Superdry PLC	93,065	1,317,985
Synthomer PLC	334,397	2,361,321
TalkTalk Telecom Group PLC(a)	2,539,090	4,082,585
TBC Bank Group PLC	72,845	1,599,690
Ted Baker PLC	47,537	1,434,463
Telecom Plus PLC	163,386	2,220,121
Topps Tiles PLC	105,051	86,168
Trifast PLC	13,550	40,464
TT electronics PLC	309,301	1,048,694
Tyman PLC	340,273	1,553,065
U & I Group PLC	25,240	74,880
Ultra Electronics Holdings PLC	96,980	2,008,292
Vesuvius PLC	317,687	2,674,175
Virgin Money Holdings UK PLC	362,933	1,815,986
Watkin Jones PLC	485,262	1,239,034
Wincanton PLC	323,662	936,998
Xaar PLC	24,033	51,398
XPS Pensions Group PLC	2,142	4,679

Total United Kingdom		236,174,835
TOTAL COMMON STOCKS (Cost: $977,817,404)		935,694,357
RIGHTS – 0.1%
Sweden – 0.1%
Mekonomen AB, expiring 10/18/18* (Cost $629,091)	586,656	446,690
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International MidCap Dividend Fund(c)
(Cost: $1,836,006)	28,164	1,846,713
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.9%
United States – 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $65,307,667)(e)	65,307,667	65,307,667
TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $1,045,590,168)		1,003,295,427
Other Assets less Liabilities – (6.6)%		(62,271,277)

NET ASSETS – 100.0%		$941,024,150

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $84,352,918 and the total market value of the collateral held by the Fund was $91,582,366. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,274,699.

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 98.7%
Germany – 98.7%
Aerospace & Defense – 0.8%
MTU Aero Engines AG	2,721	$613,441
Air Freight & Logistics – 3.5%
Deutsche Post AG Registered Shares	72,512	2,586,478
Airlines – 1.0%
Deutsche Lufthansa AG Registered Shares	31,252	768,091
Auto Components – 2.2%
Continental AG	6,698	1,166,569
ElringKlinger AG	411	4,564
Hella GmbH & Co. KGaA*	7,452	415,810
Leoni AG	1,233	50,769

Total Auto Components		1,637,712
Automobiles – 13.3%
Bayerische Motoren Werke AG	42,290	3,817,101
Daimler AG Registered Shares	62,449	3,942,249
Volkswagen AG	11,515	2,007,538

Total Automobiles		9,766,888
Capital Markets – 2.8%
AURELIUS Equity Opportunities SE & Co. KGaA	6,561	347,347
Deutsche Bank AG Registered Shares	51,039	582,621
Deutsche Boerse AG	8,421	1,128,726

Total Capital Markets		2,058,694
Chemicals – 13.1%
BASF SE	42,897	3,814,092
Covestro AG(a)	10,173	825,461
Evonik Industries AG	30,481	1,092,203
Fuchs Petrolub SE	3,998	197,356
K+S AG Registered Shares	6,286	132,005
LANXESS AG	4,021	294,608
Linde AG	10,102	2,390,108
Symrise AG	5,260	480,328
Wacker Chemie AG	2,968	373,346

Total Chemicals		9,599,507
Commercial Services & Supplies – 0.2%
Bilfinger SE	2,167	109,438
Construction & Engineering – 0.6%
Hochtief AG	2,767	458,941
Construction Materials – 0.9%
HeidelbergCement AG	8,846	691,688
Diversified Telecommunication Services – 5.9%
Deutsche Telekom AG Registered Shares	268,702	4,333,470
Electrical Equipment – 0.3%
OSRAM Licht AG	5,608	223,159
Electronic Equipment, Instruments & Components – 0.0%
Jenoptik AG	520	19,170
Entertainment – 0.3%
CTS Eventim AG & Co. KGaA	5,316	238,460
Food & Staples Retailing – 1.0%
METRO AG	46,081	722,561
Food Products – 0.3%
Suedzucker AG	17,523	232,940
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG Bearer Shares	1,205	101,471
Health Care Providers & Services – 2.0%
Fresenius Medical Care AG & Co. KGaA	7,218	742,628
Fresenius SE & Co. KGaA	9,941	730,199

Total Health Care Providers & Services		1,472,827
Health Care Technology – 0.1%
CompuGroup Medical SE	785	45,370
Hotels, Restaurants & Leisure – 1.1%
TUI AG	40,605	780,778
Household Products – 1.0%
Henkel AG & Co. KGaA	7,245	769,558
Independent Power & Renewable Electricity Producers – 1.1%
Uniper SE	26,535	817,049
Industrial Conglomerates – 6.0%
Indus Holding AG	1,051	65,309
Rheinmetall AG	3,512	367,372
Siemens AG Registered Shares	31,235	4,003,073

Total Industrial Conglomerates		4,435,754
Insurance – 13.0%
Allianz SE Registered Shares	21,500	4,794,670
Hannover Rueck SE	10,061	1,422,167
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	11,459	2,538,811
Talanx AG	21,268	808,769

Total Insurance		9,564,417
Internet & Catalog Retail – 0.0%
Takkt AG	1,175	18,615
IT Services – 0.3%
Bechtle AG	850	86,337
Wirecard AG	461	99,969

Total IT Services		186,306
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	468	39,546
Machinery – 3.2%
DMG MORI AG	5,374	275,580
Duerr AG	5,274	237,495
GEA Group AG	10,296	366,896
KION Group AG	5,169	317,841
Krones AG	1,218	127,819
MAN SE	8,483	922,733
NORMA Group SE	651	41,625
Pfeiffer Vacuum Technology AG	141	20,946
Wacker Neuson SE	122	3,129
Washtec AG	435	38,197

Total Machinery		2,352,261

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2018

Investments	Shares	Value

Media – 1.9%
Axel Springer SE	8,137	$547,693
ProSiebenSat.1 Media SE	32,674	848,960

Total Media		1,396,653
Metals & Mining – 0.9%
Aurubis AG	4,124	288,551
Salzgitter AG	752	37,602
ThyssenKrupp AG	12,725	321,319

Total Metals & Mining		647,472
Multi-Utilities – 5.0%
E.ON SE	113,617	1,158,662
Innogy SE*	43,283	1,837,485
RWE AG	27,026	667,052

Total Multi-Utilities		3,663,199
Personal Products – 0.8%
Beiersdorf AG	5,200	586,948
Pharmaceuticals – 5.3%
Bayer AG Registered Shares	36,545	3,247,620
Merck KGaA	4,574	472,830
STADA Arzneimittel AG	1,496	140,955

Total Pharmaceuticals		3,861,405
Road & Rail – 0.3%
Sixt SE	1,353	168,466
VTG AG	759	46,459

Total Road & Rail		214,925
Semiconductors & Semiconductor Equipment – 1.1%
Infineon Technologies AG	27,280	620,089
Siltronic AG	1,504	184,210

Total Semiconductors & Semiconductor Equipment		804,299
Software – 4.7%
Nemetschek SE	512	74,931
RIB Software SE	359	7,618
SAP SE	26,674	3,284,075
Software AG	1,729	78,843

Total Software		3,445,467
Specialty Retail – 0.8%
CECONOMY AG	30,735	217,191
Fielmann AG	5,778	347,973

Total Specialty Retail		565,164
Textiles, Apparel & Luxury Goods – 2.1%
adidas AG	5,120	1,254,196
Hugo Boss AG	3,610	278,081

Total Textiles, Apparel & Luxury Goods		1,532,277
Thrifts & Mortgage Finance – 0.5%
Aareal Bank AG	9,020	377,372
Trading Companies & Distributors – 0.6%
Brenntag AG	6,306	389,366
Kloeckner & Co. SE	3,001	34,735

Total Trading Companies & Distributors		424,101
Transportation Infrastructure – 0.5%
Fraport AG Frankfurt Airport Services Worldwide	3,514	310,603
Hamburger Hafen und Logistik AG	2,132	50,120

Total Transportation Infrastructure		360,723
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $72,996,500)		72,524,595
Other Assets less Liabilities – 1.3%		969,885

NET ASSETS – 100.0%		$73,494,480

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	15,780,346	USD	13,535,091	EUR	$59,344	$—
Bank of Montreal	10/2/2018	20,000	USD	17,227	EUR	—	(10)
Citibank N.A.	10/2/2018	3,881,884	EUR	4,508,672	USD	135	—
Citibank N.A.	10/2/2018	15,780,346	USD	13,534,499	EUR	60,032	—
Citibank N.A.	11/2/2018	4,469,739	USD	3,839,078	EUR	—	(136)
Credit Suisse International	10/2/2018	16,820,562	EUR	19,537,571	USD	—	(495)
Credit Suisse International	11/2/2018	19,368,857	USD	16,635,638	EUR	—	(175)
Goldman Sachs	10/2/2018	13,585,839	EUR	15,780,346	USD	—	(401)
Goldman Sachs	10/2/2018	15,780,346	USD	13,534,534	EUR	59,991	—
Goldman Sachs	11/2/2018	15,644,077	USD	13,436,131	EUR	261	—
Royal Bank of Canada	10/2/2018	13,585,979	EUR	15,780,346	USD	—	(237)
Royal Bank of Canada	11/2/2018	15,644,077	USD	13,436,373	EUR	—	(21)
State Street Bank and Trust	10/2/2018	15,780,346	USD	13,534,627	EUR	59,883	—
UBS AG	10/2/2018	16,820,649	EUR	19,537,571	USD	—	(395)
UBS AG	10/2/2018	12,023,122	USD	10,312,195	EUR	45,512	—
UBS AG	11/2/2018	19,368,857	USD	16,635,795	EUR	—	(358)
						$285,158	$(2,228)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 9.4%
Amcor Ltd.	191,136	$1,891,896
BHP Billiton Ltd.	76,887	1,926,523
Rio Tinto Ltd.	33,955	1,934,987
South32 Ltd.	629,913	1,786,633
Telstra Corp., Ltd.	1,791,056	4,133,982
Wesfarmers Ltd.	66,392	2,394,692
Woodside Petroleum Ltd.	72,369	2,020,149
Woolworths Group Ltd.	70,439	1,431,130

Total Australia		17,519,992
Belgium – 1.0%
Anheuser-Busch InBev S.A./N.V.	21,766	1,901,652
China – 2.5%
China Mobile Ltd.	243,000	2,395,871
CNOOC Ltd.	1,119,000	2,216,578

Total China		4,612,449
Denmark – 1.4%
Coloplast A/S Class B	12,262	1,254,399
Novo Nordisk A/S Class B	28,467	1,340,803

Total Denmark		2,595,202
Finland – 3.4%
Fortum Oyj	109,937	2,756,865
Kone Oyj Class B	36,163	1,932,992
Nokia Oyj	301,863	1,674,882

Total Finland		6,364,739
France – 8.7%
Bouygues S.A.	46,772	2,022,544
Carrefour S.A.	116,656	2,235,682
Engie S.A.	155,303	2,284,568
Publicis Groupe S.A.	23,311	1,393,858
Renault S.A.	19,071	1,650,246
Sanofi	27,588	2,453,247
Sodexo S.A.	15,629	1,658,102
TOTAL S.A.	38,391	2,489,969

Total France		16,188,216
Germany – 10.4%
BASF SE	17,655	1,569,755
Bayer AG Registered Shares	11,216	996,725
Bayerische Motoren Werke AG	22,752	2,053,599
Daimler AG Registered Shares	39,044	2,464,750
Deutsche Post AG Registered Shares	47,695	1,701,264
Deutsche Telekom AG Registered Shares	146,224	2,358,216
Evonik Industries AG	52,780	1,891,227
Innogy SE*	52,870	2,244,480
Telefonica Deutschland Holding AG	828,584	3,504,098
United Internet AG Registered Shares	10,771	509,803

Total Germany		19,293,917
Hong Kong – 1.3%
Power Assets Holdings Ltd.	347,000	2,416,836
Italy – 3.9%
Atlantia SpA	82,079	1,703,631
Eni SpA	139,643	2,640,864
Snam SpA	700,637	2,920,691

Total Italy		7,265,186
Japan – 13.0%
Bridgestone Corp.	43,600	1,647,883
Canon, Inc.	60,800	1,932,368
FUJIFILM Holdings Corp.	22,600	1,017,731
Fujitsu Ltd.	12,300	876,707
Hitachi Ltd.	25,500	866,576
Japan Tobacco, Inc.	79,500	2,075,952
Marubeni Corp.	219,400	2,008,857
Mitsubishi Corp.	61,000	1,880,187
Murata Manufacturing Co., Ltd.	4,400	676,551
Nissan Motor Co., Ltd.	241,200	2,258,363
Nomura Research Institute Ltd.	15,200	768,130
Sekisui House Ltd.	108,100	1,648,838
Subaru Corp.	67,200	2,058,863
Takeda Pharmaceutical Co., Ltd.(a)	48,600	2,079,892
Tokyo Electron Ltd.	8,500	1,168,156
Yahoo Japan Corp.	307,100	1,105,814

Total Japan		24,070,868
Netherlands – 1.4%
Koninklijke Ahold Delhaize N.V.	65,458	1,501,581
Koninklijke Philips N.V.	25,558	1,164,715

Total Netherlands		2,666,296
Norway – 0.9%
Equinor ASA	61,788	1,741,351
Portugal – 2.1%
EDP – Energias de Portugal S.A.	583,447	2,153,646
Galp Energia, SGPS, S.A.	89,770	1,781,937

Total Portugal		3,935,583
Singapore – 1.4%
Singapore Telecommunications Ltd.	1,068,500	2,533,714
Spain – 8.9%
Aena SME S.A.(b)	10,267	1,782,805
Endesa S.A.	149,338	3,228,016
Ferrovial S.A.	93,494	1,940,561
Iberdrola S.A.	326,469	2,403,329
Naturgy Energy Group S.A.	91,104	2,487,764
Repsol S.A.	122,119	2,434,704
Telefonica S.A.	287,981	2,280,551

Total Spain		16,557,730
Sweden – 3.6%
Hennes & Mauritz AB Class B(a)	230,465	4,256,237
Telia Co. AB	523,814	2,404,319

Total Sweden		6,660,556
Switzerland – 7.5%
ABB Ltd. Registered Shares	72,295	1,716,340

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2018

Investments	Shares	Value

Kuehne + Nagel International AG Registered Shares	12,059	$1,919,712
LafargeHolcim Ltd. Registered Shares*	36,668	1,818,760
Nestle S.A. Registered Shares	20,076	1,681,632
Novartis AG Registered Shares	24,143	2,086,066
Roche Holding AG Genusschein	8,796	2,140,918
Swisscom AG Registered Shares	5,384	2,454,989

Total Switzerland		13,818,417
United Kingdom – 18.5%
Anglo American PLC	86,819	1,950,716
AstraZeneca PLC	25,181	1,958,087
BHP Billiton PLC	93,754	2,043,207
BP PLC	330,883	2,542,758
British American Tobacco PLC	45,119	2,109,027
BT Group PLC	1,285,381	3,776,480
GlaxoSmithKline PLC	121,503	2,434,997
Imperial Brands PLC	87,548	3,049,399
National Grid PLC	240,043	2,477,303
Rio Tinto PLC	44,398	2,246,411
Royal Dutch Shell PLC Class A	75,663	2,601,390
SSE PLC	178,102	2,661,629
Unilever PLC	27,318	1,501,909
Vodafone Group PLC	1,340,428	2,875,435

Total United Kingdom		34,228,748
TOTAL COMMON STOCKS (Cost: $194,438,977)		184,371,452
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(c)
(Cost: $199,996)	4,342	209,415
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $194,638,973)		184,580,867
Other Assets less Liabilities – 0.6%		1,023,213

NET ASSETS – 100.0%		$185,604,080

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2018 (See Note 2). At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,913,322. The Fund also had securities on loan having a total market value of $27,420 that were sold and pending settlement. The total market value of the collateral held by the Fund was $6,301,840. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,301,840.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/2/2018	6,052	USD	8,380	AUD	$—	$(12)
Standard Chartered Bank	10/2/2018	37,718	USD	29,000	GBP	—	(99)
Standard Chartered Bank	10/2/2018	35,240	USD	4,000,000	JPY	24	—
State Street Bank and Trust	10/2/2018	1,556	USD	12,700	NOK	—	(3)
UBS AG	10/2/2018	5,538	USD	4,780	EUR	—	(14)
						$24	$(128)

CURRENCY LEGEND

AUD – Australian dollar

EUR – Euro

GBP – British pound

JPY – Japanese yen

NOK – Norwegian krone

USD – U.S. dollar

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 7.2%
Adelaide Brighton Ltd.	89,762	$401,374
AGL Energy Ltd.	55,348	780,918
Alumina Ltd.	347,034	695,537
Amcor Ltd.	72,082	713,480
AMP Ltd.	339,497	783,602
APN Outdoor Group Ltd.	88,905	428,419
Aristocrat Leisure Ltd.	22,344	459,790
ASX Ltd.	15,428	710,632
Aurizon Holdings Ltd.	188,857	561,621
AusNet Services	429,770	505,310
Australia & New Zealand Banking Group Ltd.	206,517	4,210,809
Bank of Queensland Ltd.	69,129	551,202
Bendigo & Adelaide Bank Ltd.	60,359	469,482
BHP Billiton Ltd.	182,248	4,566,505
Boral Ltd.	87,710	438,526
Brambles Ltd.	94,485	745,175
Caltex Australia Ltd.	23,825	515,434
carsales.com Ltd.	35,725	373,774
CIMIC Group Ltd.	18,253	678,310
Cleanaway Waste Management Ltd.	208,338	283,397
Coca-Cola Amatil Ltd.	85,636	604,749
Cochlear Ltd.	3,316	481,394
Commonwealth Bank of Australia	136,750	7,065,698
Crown Resorts Ltd.	72,390	717,052
CSL Ltd.	10,313	1,500,677
Flight Centre Travel Group Ltd.	8,247	317,212
Fortescue Metals Group Ltd.	372,532	1,056,619
Harvey Norman Holdings Ltd.(a)	184,422	469,704
Iluka Resources Ltd.	38,947	280,392
Insurance Australia Group Ltd.	161,261	854,101
IOOF Holdings Ltd.(a)	50,027	294,644
JB Hi-Fi Ltd.(a)	25,478	464,368
Macquarie Group Ltd.	23,423	2,136,090
Magellan Financial Group Ltd.	20,131	403,327
Medibank Pvt Ltd.	254,923	536,748
National Australia Bank Ltd.	254,934	5,129,765
Orica Ltd.	21,664	266,945
Perpetual Ltd.	10,003	308,108
Premier Investments Ltd.	33,582	449,518
Qantas Airways Ltd.	80,130	342,071
QBE Insurance Group Ltd.	88,230	709,888
Ramsay Health Care Ltd.	8,822	350,627
REA Group Ltd.	6,790	422,166
Rio Tinto Ltd.	27,788	1,583,550
Sonic Healthcare Ltd.	29,727	535,789
South32 Ltd.	316,163	896,738
Star Entertainment Grp Ltd. (The)	111,220	417,656
Suncorp Group Ltd.	88,108	921,833
Tabcorp Holdings Ltd.	146,246	515,325
Telstra Corp., Ltd.	1,378,419	3,181,564
Treasury Wine Estates Ltd.	40,350	510,625
Wesfarmers Ltd.	84,683	3,054,429
Westpac Banking Corp.	290,108	5,862,723
Woodside Petroleum Ltd.	57,720	1,611,229
Woolworths Group Ltd.	71,843	1,459,655

Total Australia		64,586,276
Austria – 0.5%
Andritz AG	8,781	512,506
Erste Group Bank AG*	21,288	884,696
Lenzing AG	2,696	281,983
Oesterreichische Post AG	11,055	462,510
OMV AG	15,626	878,259
Telekom Austria AG*	28,767	222,864
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,810	337,172
Voestalpine AG	10,370	474,563

Total Austria		4,054,553
Belgium – 1.8%
Ageas	15,497	833,569
Anheuser-Busch InBev S.A./N.V.	104,086	9,093,785
Bekaert S.A.	6,081	151,291
bpost S.A.	30,857	501,049
Euronav N.V.	43,365	374,741
KBC Group N.V.	24,378	1,814,994
Proximus SADP	36,634	875,687
Solvay S.A.	5,401	724,561
UCB S.A.	6,619	595,048
Umicore S.A.	14,217	795,433

Total Belgium		15,760,158
China – 3.1%
Beijing Enterprises Holdings Ltd.	78,000	437,603
China Jinmao Holdings Group Ltd.	738,000	335,759
China Mobile Ltd.	1,339,481	13,206,681
China Overseas Land & Investment Ltd.	435,175	1,362,546
China Power International Development Ltd.	1,814,866	403,566
China Resources Power Holdings Co., Ltd.	486,000	859,594
China Unicom Hong Kong Ltd.	314,000	369,983
CITIC Ltd.	1,279,000	1,905,857
CNOOC Ltd.	2,395,700	4,745,537
Fosun International Ltd.	309,487	545,812
Guangdong Investment Ltd.	416,000	738,974
Lenovo Group Ltd.	1,101,003	804,833
Shanghai Industrial Holdings Ltd.	219,000	485,305
Shenzhen Investment Ltd.	1,238,000	395,532
Sino-Ocean Group Holding Ltd.	736,500	324,723
Sun Art Retail Group Ltd.	336,500	437,778

Total China		27,360,083
Denmark – 1.3%
AP Moller – Maersk A/S Class B	287	403,209
Carlsberg A/S Class B	3,646	437,496
Chr Hansen Holding A/S	7,227	733,917
Coloplast A/S Class B	8,219	840,801
Danske Bank A/S	58,415	1,534,902
H. Lundbeck A/S	5,514	340,699

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

ISS A/S	8,623	$303,535
Novo Nordisk A/S Class B	77,312	3,641,413
Novozymes A/S Class B	7,600	417,385
Orsted A/S(b)	14,201	965,040
Pandora A/S	6,567	410,262
SimCorp A/S	4,490	388,832
Sydbank A/S	8,707	256,314
Tryg A/S	24,868	619,342
Vestas Wind Systems A/S	6,945	469,898

Total Denmark		11,763,045
Finland – 1.5%
Amer Sports Oyj*	8,636	353,081
Elisa Oyj	16,691	708,192
Fortum Oyj	70,728	1,773,630
Kesko Oyj Class B	8,893	483,304
Kone Oyj Class B	20,178	1,078,559
Metsa Board Oyj	22,729	229,942
Metso Oyj	11,489	407,540
Neste Oyj	10,337	854,857
Nokia Oyj	307,834	1,708,012
Nokian Renkaat Oyj	11,499	471,336
Orion Oyj Class B	11,634	440,790
Outokumpu Oyj	35,792	210,523
Sampo Oyj Class A	31,575	1,635,676
Stora Enso Oyj Class R	34,127	653,044
Technopolis Oyj	64,315	348,484
UPM-Kymmene Oyj	35,840	1,407,031
Valmet Oyj	13,801	307,934
Wartsila Oyj Abp(a)	18,849	367,585

Total Finland		13,439,520
France – 11.1%
Accor S.A.	11,722	602,060
Aeroports de Paris	4,356	981,035
Air Liquide S.A.	13,201	1,737,224
Airbus SE	19,517	2,452,331
ALD S.A.(a)(b)	19,590	358,372
Amundi S.A.(b)	9,490	711,401
Atos SE	2,939	349,899
AXA S.A.	174,989	4,705,229
BNP Paribas S.A.	87,629	5,364,879
Bouygues S.A.	23,869	1,032,158
Bureau Veritas S.A.	12,389	319,886
Capgemini SE	6,767	852,010
Carrefour S.A.	53,620	1,027,613
Casino Guichard Perrachon S.A.(a)	17,762	747,239
Christian Dior SE	4,193	1,797,092
Cie de Saint-Gobain	27,408	1,182,488
Cie Generale des Etablissements Michelin SCA	8,406	1,005,159
Cie Plastic Omnium S.A.	8,215	309,915
CNP Assurances	34,937	842,426
Coface S.A.	23,010	218,352
Covivio	3,663	381,848
Credit Agricole S.A.	204,713	2,945,069
Danone S.A.	26,631	2,063,157
Edenred	14,386	548,567
Eiffage S.A.	4,202	469,321
Electricite de France S.A.	178,989	3,144,422
Elis S.A.	10,475	246,741
Engie S.A.	188,816	2,777,557
Essilor International Cie Generale d’Optique S.A.	4,548	673,255
Eurazeo SE	3,955	311,685
Eutelsat Communications S.A.	26,848	634,905
Getlink	19,539	249,640
Hermes International	1,355	898,028
ICADE	4,347	401,903
Imerys S.A.	4,073	300,878
JCDecaux S.A.	11,199	409,740
Kering S.A.	3,409	1,828,125
Klepierre S.A.	22,118	784,317
Korian S.A.	104	3,788
L’Oreal S.A.	14,774	3,564,131
Lagardere SCA	15,154	466,612
Legrand S.A.	7,090	516,995
LVMH Moet Hennessy Louis Vuitton SE	13,263	4,692,353
Metropole Television S.A.	21,240	428,276
Natixis S.A.	209,468	1,421,828
Nexity S.A.	6,177	341,367
Orange S.A.	154,974	2,472,331
Pernod Ricard S.A.	7,032	1,154,091
Peugeot S.A.	33,165	894,846
Publicis Groupe S.A.	12,931	773,196
Remy Cointreau S.A.	3,320	432,663
Renault S.A.	16,300	1,410,467
Rexel S.A.	19,874	298,587
Rubis SCA	5,143	278,489
Safran S.A.	11,782	1,651,754
Sanofi	78,443	6,975,497
Schneider Electric SE	24,462	1,968,993
SCOR SE	16,249	754,928
SEB S.A.	1,573	267,844
Societe BIC S.A.	3,243	297,008
Societe Generale S.A.	61,492	2,640,506
Sodexo S.A.	6,685	709,221
SPIE S.A.(a)	10,676	212,539
Suez	50,235	714,179
Thales S.A.	7,069	1,004,572
TOTAL S.A.	172,772	11,205,670
Unibail-Rodamco-Westfield	6,245	1,256,462
Valeo S.A.	10,481	455,296
Veolia Environnement S.A.	35,126	701,332
Vinci S.A.	26,118	2,488,162
Vivendi S.A.	43,656	1,124,161
Wendel S.A.	2,212	329,376

Total France		99,573,446
Germany – 8.0%
1&1 Drillisch AG	8,120	395,175

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

Aareal Bank AG	11,001	$460,251
adidas AG	4,487	1,099,137
Allianz SE Registered Shares	24,310	5,421,322
AURELIUS Equity Opportunities SE & Co. KGaA	5,363	283,923
Aurubis AG	3,483	243,701
Axel Springer SE	8,791	591,713
BASF SE	44,664	3,971,201
Bayer AG Registered Shares	33,368	2,965,292
Bayerische Motoren Werke AG	37,605	3,394,232
Beiersdorf AG	4,686	528,930
Brenntag AG	7,071	436,601
CECONOMY AG	33,995	240,228
Continental AG	5,817	1,013,129
Covestro AG(b)	8,722	707,724
Daimler AG Registered Shares	86,011	5,429,659
Deutsche Bank AG Registered Shares	37,634	429,600
Deutsche Boerse AG	6,773	907,833
Deutsche Lufthansa AG Registered Shares	25,508	626,919
Deutsche Post AG Registered Shares	66,765	2,381,484
Deutsche Telekom AG Registered Shares	303,098	4,888,189
Deutsche Wohnen SE Bearer Shares	11,663	559,744
Duerr AG	2,958	133,203
E.ON SE	102,604	1,046,352
Evonik Industries AG	22,870	819,484
Fielmann AG	6,366	383,384
Fraport AG Frankfurt Airport Services Worldwide	4,178	369,294
Freenet AG	20,431	491,223
Fresenius Medical Care AG & Co. KGaA	6,068	624,310
Fresenius SE & Co. KGaA	8,948	657,259
GEA Group AG	10,233	364,651
Hannover Rueck SE	7,441	1,051,819
HeidelbergCement AG	5,414	423,332
Hella GmbH & Co. KGaA*	6,132	342,156
Henkel AG & Co. KGaA	5,910	627,755
Hochtief AG	1,956	324,426
Hugo Boss AG	4,470	344,327
Indus Holding AG	5,376	334,066
Infineon Technologies AG	27,259	619,612
Innogy SE*	34,260	1,454,433
KION Group AG	3,461	212,816
LANXESS AG	2,673	195,844
LEG Immobilien AG	3,482	413,534
Leoni AG	5,010	206,288
Linde AG	9,282	2,196,098
MAN SE	3,977	432,596
Merck KGaA	5,092	526,378
METRO AG	35,518	556,931
MTU Aero Engines AG	2,892	651,993
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	9,814	2,174,351
OSRAM Licht AG	5,028	200,079
ProSiebenSat.1 Media SE	30,249	785,952
Rheinmetall AG	2,594	271,344
RWE AG	21,780	537,571
SAP SE	26,905	3,312,515
Siemens AG Registered Shares	37,372	4,789,590
Symrise AG	7,120	650,178
Talanx AG	12,195	463,745
Telefonica Deutschland Holding AG	326,110	1,379,126
ThyssenKrupp AG	9,642	243,470
TUI AG	40,331	775,510
Uniper SE	18,606	572,904
Volkswagen AG	9,264	1,615,096
VTG AG	6,501	397,933
Wacker Neuson SE	10,406	266,871

Total Germany		71,215,786
Hong Kong – 2.5%
AIA Group Ltd.	244,165	2,181,131
Bank of East Asia Ltd. (The)	159,858	596,538
BOC Hong Kong Holdings Ltd.	469,944	2,234,139
CLP Holdings Ltd.	126,000	1,475,789
Dah Sing Financial Holdings Ltd.	49,200	315,324
Galaxy Entertainment Group Ltd.	88,000	558,371
Hang Lung Group Ltd.	161,000	427,967
Hang Lung Properties Ltd.	235,000	459,495
Hang Seng Bank Ltd.	99,400	2,700,666
Henderson Land Development Co., Ltd.	191,509	963,064
Hong Kong & China Gas Co., Ltd.	553,517	1,099,267
Hong Kong Exchanges & Clearing Ltd.	35,035	1,002,932
Hopewell Holdings Ltd.	63,500	208,964
Hysan Development Co., Ltd.	49,000	247,665
MTR Corp., Ltd.	214,500	1,129,395
New World Development Co., Ltd.	578,772	789,951
PCCW Ltd.	639,000	372,380
Power Assets Holdings Ltd.	153,500	1,069,119
Sino Land Co., Ltd.	366,400	628,390
Sun Hung Kai Properties Ltd.	117,500	1,711,843
Swire Pacific Ltd. Class A	50,500	553,410
Swire Properties Ltd.	217,200	823,011
Wharf Holdings Ltd. (The)	241,000	656,021
Wheelock & Co., Ltd.	57,000	342,004

Total Hong Kong		22,546,836
Ireland – 0.4%
AIB Group PLC	170,592	873,809
CRH PLC	22,921	750,229
DCC PLC	5,371	487,832
Kerry Group PLC Class A	5,613	620,982
Kingspan Group PLC	7,645	356,607
Paddy Power Betfair PLC	3,282	280,185
Smurfit Kappa Group PLC	8,436	333,734

Total Ireland		3,703,378
Israel – 0.5%
Bank Hapoalim BM	87,330	639,808
Bezeq Israeli Telecommunication Corp., Ltd.	506,280	582,413
Delek Automotive Systems Ltd.	47,262	256,573
Harel Insurance Investments & Financial Services Ltd.	57,518	442,276

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

Israel Chemicals Ltd.	93,845	$572,949
Mediterranean Towers Ltd.	266,073	481,920
Naphtha Israel Petroleum Corp., Ltd.*	37,542	257,493
Paz Oil Co., Ltd.	4,054	636,051
Strauss Group Ltd.	21,075	463,613

Total Israel		4,333,096
Italy – 3.4%
A2A SpA	239,601	416,053
ACEA SpA	21,320	319,693
Ascopiave SpA	123,192	433,555
Assicurazioni Generali SpA	119,879	2,071,882
Atlantia SpA	56,580	1,174,374
Azimut Holding SpA(a)	18,929	285,818
Banca Generali SpA	12,014	310,901
Banca Mediolanum SpA	73,628	501,141
Brembo SpA	18,428	241,439
Cementir Holding SpA	29,840	208,648
Datalogic SpA	8,811	318,788
Davide Campari-Milano SpA	39,825	339,293
De’ Longhi SpA	12,974	407,775
Ei Towers SpA	5,433	358,432
Enel SpA	532,580	2,729,225
Eni SpA	279,313	5,282,238
ERG SpA	23,146	471,547
Ferrari N.V.	1,776	244,651
FinecoBank Banca Fineco SpA	45,972	614,860
Hera SpA	92,538	288,269
Infrastrutture Wireless Italiane SpA(b)	38,918	288,623
Intesa Sanpaolo SpA	1,564,507	3,999,600
Iren SpA	101,154	248,375
Italgas SpA	71,559	388,483
Luxottica Group SpA	12,313	836,926
MARR SpA	13,730	402,831
Mediobanca Banca di Credito Finanziario SpA	57,197	571,601
Piaggio & C. SpA	131,027	299,962
Poste Italiane SpA(b)	114,214	912,963
Prysmian SpA	10,618	247,396
Recordati SpA	10,085	341,572
Snam SpA	297,192	1,238,881
Societa Cattolica di Assicurazioni SC	30,097	259,036
Telecom Italia SpA RSP	352,436	189,695
Terna Rete Elettrica Nazionale SpA	146,912	785,107
UniCredit SpA	63,215	951,871
Unione di Banche Italiane SpA(a)	72,358	290,455
UnipolSai Assicurazioni SpA(a)	344,583	812,473

Total Italy		30,084,432
Japan – 17.9%
Aeon Co., Ltd.(a)	35,700	860,402
AGC, Inc.	12,400	514,733
Aisin Seiki Co., Ltd.	16,800	817,925
AIT Corp.	37,300	348,420
Amada Holdings Co., Ltd.	54,700	584,154
ANA Holdings, Inc.	9,100	318,061
Aozora Bank Ltd.	12,400	443,228
Asahi Group Holdings Ltd.	14,700	637,386
Asahi Kasei Corp.	62,600	949,595
Astellas Pharma, Inc.	78,800	1,375,020
Azbil Corp.	21,400	465,738
Bandai Namco Holdings, Inc.	12,700	493,644
Bridgestone Corp.	43,000	1,625,206
Brother Industries Ltd.	21,500	424,757
Canon, Inc.	81,000	2,574,372
Chiba Bank Ltd. (The)	63,800	435,874
Chubu Electric Power Co., Inc.	34,900	528,024
Chugai Pharmaceutical Co., Ltd.	17,200	1,105,428
Concordia Financial Group Ltd.	89,500	438,892
Cosmo Energy Holdings Co., Ltd.	9,900	407,034
Dai-ichi Life Holdings, Inc.	45,833	954,509
Daiichi Sankyo Co., Ltd.	29,800	1,292,116
Daiken Medical Co., Ltd.	106,900	795,268
Daikin Industries Ltd.	6,400	852,225
Daito Trust Construction Co., Ltd.	3,800	488,947
Daiwa House Industry Co., Ltd.	26,700	791,703
Daiwa Securities Group, Inc.	102,300	622,527
Denka Co., Ltd.	10,600	369,556
Denso Corp.	30,400	1,605,578
Dentsu, Inc.	10,900	505,727
Disco Corp.	1,500	251,178
East Japan Railway Co.	7,300	678,360
Eisai Co., Ltd.	10,700	1,041,881
FamilyMart UNY Holdings Co., Ltd.	4,300	447,850
FANUC Corp.	6,800	1,282,352
Fast Retailing Co., Ltd.	1,700	866,875
FCC Co., Ltd.	12,900	387,846
France Bed Holdings Co., Ltd.	77,700	669,704
Fuji Electric Co., Ltd.	7,600	304,442
FUJIFILM Holdings Corp.	18,400	828,595
Fujitsu Ltd.	7,600	541,705
Gurunavi, Inc.	21,300	173,460
Hamamatsu Photonics K.K.	11,600	462,121
Hirose Electric Co., Ltd.(a)	4,805	525,405
Hitachi Ltd.	29,800	1,012,704
Hitachi Metals Ltd.(a)	51,600	639,179
Honda Motor Co., Ltd.	74,400	2,252,600
Hoya Corp.	9,900	588,326
Hulic Co., Ltd.	29,900	293,511
I-Net Corp.	26,200	447,027
Ichigo, Inc.	60,400	226,530
Iida Group Holdings Co., Ltd.(a)	21,800	387,884
Isuzu Motors Ltd.	46,900	739,516
ITOCHU Corp.	90,900	1,664,586
Japan Airlines Co., Ltd.	16,100	578,883
Japan Exchange Group, Inc.	30,000	522,956
Japan Post Holdings Co., Ltd.	235,500	2,803,152
Japan Post Insurance Co., Ltd.	26,000	616,437
Japan Tobacco, Inc.	129,944	3,393,176
JFE Holdings, Inc.	34,000	780,367

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

JXTG Holdings, Inc.	164,700	$1,244,548
Kajima Corp.	33,000	479,667
Kaneka Corp.	7,200	332,790
Kansai Electric Power Co., Inc. (The)	31,300	472,042
Kao Corp.	11,900	961,136
KDDI Corp.	110,700	3,059,271
Kirin Holdings Co., Ltd.	34,900	894,431
Komatsu Ltd.	41,400	1,259,659
Kubota Corp.	44,900	763,322
Kyoei Steel Ltd.(a)	16,500	321,909
Kyoritsu Maintenance Co., Ltd.(a)	8,200	346,886
Kyoritsu Printing Co., Ltd.	68,500	205,648
Kyowa Hakko Kirin Co., Ltd.	19,500	365,502
Kyushu Financial Group, Inc.	85,300	405,529
Lawson, Inc.	9,100	554,404
LIXIL Group Corp.	22,800	439,199
Makita Corp.	10,000	500,946
Marubeni Corp.	108,600	994,357
Marui Group Co., Ltd.(a)	21,000	518,414
Mazda Motor Corp.(a)	35,100	421,503
Medipal Holdings Corp.	21,700	452,971
Michinoku Bank Ltd. (The)	47,300	746,656
Mitsubishi Chemical Holdings Corp.	83,900	803,286
Mitsubishi Corp.	82,600	2,545,958
Mitsubishi Electric Corp.	90,600	1,241,527
Mitsubishi Estate Co., Ltd.	30,200	513,680
Mitsubishi Gas Chemical Co., Inc.	12,400	264,081
Mitsubishi Heavy Industries Ltd.	19,000	733,838
Mitsubishi Materials Corp.	9,200	274,983
Mitsubishi Motors Corp.	57,600	406,702
Mitsubishi Tanabe Pharma Corp.	39,000	652,375
Mitsubishi UFJ Financial Group, Inc.	515,100	3,215,719
Mitsui Fudosan Co., Ltd.	21,600	511,356
Mizuho Financial Group, Inc.	1,234,400	2,153,965
Monex Group, Inc.(a)	56,500	271,594
MS&AD Insurance Group Holdings, Inc.	30,430	1,016,432
Murata Manufacturing Co., Ltd.	5,400	830,312
Nabtesco Corp.	10,800	287,151
NEC Corp.	13,900	384,258
Nichiha Corp.	8,400	222,230
Nidec Corp.	4,000	575,604
Nintendo Co., Ltd.	3,300	1,204,543
Nippon Express Co., Ltd.	6,800	446,608
Nippon Kayaku Co., Ltd.(a)	34,500	410,349
Nippon Light Metal Holdings Co., Ltd.	148,900	332,972
Nippon Steel & Sumikin Bussan Corp.	6,700	336,224
Nippon Steel & Sumitomo Metal Corp.	51,500	1,089,759
Nippon Telegraph & Telephone Corp.	86,000	3,885,654
Nissan Motor Co., Ltd.	294,500	2,757,413
Nisshinbo Holdings, Inc.	33,300	396,662
Nitto Denko Corp.	6,600	494,833
NOK Corp.(a)	22,100	379,602
Nomura Holdings, Inc.	165,600	791,223
Nomura Real Estate Holdings, Inc.	13,800	278,709
Nomura Research Institute Ltd.	9,200	464,921
NSK Ltd.	39,000	447,048
NTT Data Corp.	48,800	675,815
NTT DOCOMO, Inc.	193,655	5,208,575
Obayashi Corp.	43,600	413,026
Oji Holdings Corp.	74,000	537,483
Omron Corp.	11,600	490,206
Ono Pharmaceutical Co., Ltd.	17,900	506,656
Oracle Corp.	5,300	427,416
Oriental Land Co., Ltd.	3,900	407,906
Otsuka Holdings Co., Ltd.	19,000	957,987
Outsourcing, Inc.(a)	13,000	190,791
Panasonic Corp.	76,400	890,218
Park24 Co., Ltd.	13,400	405,238
Pigeon Corp.	8,300	467,667
Qol Co., Ltd.	18,200	398,498
Recruit Holdings Co., Ltd.	33,600	1,121,726
Resona Holdings, Inc.	111,700	627,707
Ricoh Co., Ltd.	25,100	269,595
San-In Godo Bank Ltd. (The)	45,100	396,265
Sanwa Holdings Corp.	34,200	407,383
SBI Holdings, Inc.	21,000	652,639
Secom Co., Ltd.	9,500	774,653
Seiko Epson Corp.	28,700	489,683
Seino Holdings Co., Ltd.	29,100	439,888
Sekisui House Ltd.	53,000	808,403
Seven & I Holdings Co., Ltd.	29,800	1,327,534
Seven Bank Ltd.(a)	137,400	434,270
Shikoku Electric Power Co., Inc.	29,300	382,550
Shimizu Corp.	43,700	398,969
Shin-Etsu Chemical Co., Ltd.	10,200	903,843
Shionogi & Co., Ltd.	11,900	777,793
Shizuoka Bank Ltd. (The)	61,800	554,968
Showa Shell Sekiyu K.K.	41,600	881,553
SMC Corp.	1,500	480,169
SoftBank Group Corp.	9,600	969,424
Sojitz Corp.	160,000	577,541
Sompo Holdings, Inc.	15,400	656,078
Sony Corp.	12,100	742,075
Sony Financial Holdings, Inc.	29,900	659,150
Subaru Corp.	49,800	1,525,765
Sumitomo Chemical Co., Ltd.	102,000	597,174
Sumitomo Corp.	62,700	1,045,782
Sumitomo Electric Industries Ltd.	47,100	738,937
Sumitomo Heavy Industries Ltd.	13,000	464,102
Sumitomo Metal Mining Co., Ltd.	12,800	449,186
Sumitomo Mitsui Financial Group, Inc.	69,300	2,797,991
Sumitomo Mitsui Trust Holdings, Inc.	20,707	852,454
Sumitomo Realty & Development Co., Ltd.	10,000	359,202
Sumitomo Rubber Industries Ltd.(a)	24,600	369,265
Suntory Beverage & Food Ltd.	10,900	461,584
Suzuken Co., Ltd.	8,800	417,590
Suzuki Motor Corp.	11,900	681,826
Sysmex Corp.	3,600	309,971

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

T&D Holdings, Inc.	30,700	$506,779
Taisei Corp.	10,800	492,530
Takeda Pharmaceutical Co., Ltd.(a)	50,000	2,139,807
Teijin Ltd.	20,300	389,433
Terumo Corp.	9,000	533,257
Toda Corp.	52,200	376,846
Toho Co., Ltd.	11,200	351,525
Tokai Tokyo Financial Holdings, Inc.	59,700	343,741
Tokio Marine Holdings, Inc.	29,800	1,478,915
Tokyo Electron Device Ltd.	26,500	452,146
Tokyo Electron Ltd.	8,200	1,126,927
Tokyo Gas Co., Ltd.	19,000	467,117
Toray Industries, Inc.	47,800	359,179
TOTO Ltd.(a)	7,200	298,877
Toyo Ink SC Holdings Co., Ltd.	14,400	381,600
Toyo Kanetsu K.K.	12,100	304,777
Toyoda Gosei Co., Ltd.(a)	12,600	311,159
Toyota Boshoku Corp.	19,300	360,394
Toyota Motor Corp.	145,610	9,095,417
Toyota Tsusho Corp.	21,400	808,258
Trend Micro, Inc.	9,100	585,650
Ube Industries Ltd.	14,500	394,462
Unicharm Corp.	14,200	469,812
USS Co., Ltd.	26,760	496,869
Wacoal Holdings Corp.	16,600	476,436
West Japan Railway Co.	8,820	615,074
Yahoo Japan Corp.	198,310	714,080
Yakult Honsha Co., Ltd.	4,000	327,860
Yamaha Corp.	6,900	365,700
Yamaha Motor Co., Ltd.	21,000	588,854
Yamato Holdings Co., Ltd.	12,600	386,924
Yuasa Trading Co., Ltd.	15,500	556,764

Total Japan		160,736,357
Netherlands – 2.3%
Aalberts Industries N.V.	8,805	375,126
ABN AMRO Group N.V. CVA(b)	76,052	2,071,441
Aegon N.V.	166,964	1,083,673
Akzo Nobel N.V.	11,057	1,034,351
ASML Holding N.V.	5,530	1,033,476
ASR Nederland N.V.	11,562	551,405
BE Semiconductor Industries N.V.	11,755	248,083
Boskalis Westminster(a)	12,579	396,091
Corbion N.V.	9,346	303,950
Euronext N.V.(b)	4,961	326,429
Heineken Holding N.V.	4,493	407,052
Heineken N.V.	13,726	1,287,536
ING Groep N.V.	246,204	3,198,242
Koninklijke Ahold Delhaize N.V.	63,992	1,467,952
Koninklijke DSM N.V.	8,137	862,320
Koninklijke KPN N.V.	266,783	704,021
Koninklijke Philips N.V.	37,487	1,708,336
NN Group N.V.	19,524	871,482
PostNL N.V.	82,918	296,632
Randstad N.V.	11,076	591,522
Signify N.V.(b)	12,431	321,981
Wolters Kluwer N.V.	16,333	1,018,351

Total Netherlands		20,159,452
New Zealand – 0.5%
Abano Healthcare Group Ltd.(a)	82,317	463,863
Air New Zealand Ltd.	101,395	207,709
Arvida Group Ltd.	547,999	490,450
Auckland International Airport Ltd.	76,578	370,602
Contact Energy Ltd.	88,792	343,181
Fisher & Paykel Healthcare Corp., Ltd.	39,692	396,023
Mercury NZ Ltd.	158,893	354,463
Meridian Energy Ltd.	168,968	367,977
Spark New Zealand Ltd.	212,852	571,497
Tourism Holdings Ltd.	67,575	257,145
Vector Ltd.(a)	73,940	169,114
Z Energy Ltd.	53,268	252,495

Total New Zealand		4,244,519
Norway – 1.7%
Aker ASA Class A	8,174	736,767
Aker BP ASA	22,414	950,695
DNB ASA	86,296	1,814,767
Equinor ASA	164,723	4,642,335
Gjensidige Forsikring ASA	34,233	576,765
Leroy Seafood Group ASA	48,232	393,399
Marine Harvest ASA	56,348	1,304,682
Norsk Hydro ASA	98,865	593,193
Ocean Yield ASA	46,796	382,721
Orkla ASA	59,576	503,045
Salmar ASA	13,518	674,298
SpareBank 1 SR-Bank ASA	25,995	316,027
Storebrand ASA	39,927	356,452
Telenor ASA	102,512	2,002,832
Yara International ASA	7,470	366,652

Total Norway		15,614,630
Portugal – 0.4%
Altri, SGPS, S.A.	44,795	429,763
EDP – Energias de Portugal S.A.	241,131	890,074
Galp Energia, SGPS, S.A.	40,614	806,189
Jeronimo Martins, SGPS, S.A.	49,745	732,924
Navigator Co. S.A. (The)	75,301	368,915
REN – Redes Energeticas Nacionais, SGPS, S.A.	140,668	397,027
Semapa-Sociedade de Investimento e Gestao	5,953	118,375

Total Portugal		3,743,267
Singapore – 1.7%
CapitaLand Ltd.	167,300	412,633
City Developments Ltd.	38,100	254,028
ComfortDelGro Corp., Ltd.	233,900	415,982
DBS Group Holdings Ltd.	112,700	2,151,969
Hutchison Port Holdings Trust(a)	1,883,936	470,984
Jardine Cycle & Carriage Ltd.	23,155	542,122
Keppel Corp., Ltd.	100,400	511,424

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

Keppel Infrastructure Trust	895,200	$324,312
M1 Ltd.	266,000	410,773
Olam International Ltd.	171,100	254,205
Oversea-Chinese Banking Corp., Ltd.	181,495	1,519,598
QAF Ltd.	539,274	296,012
SATS Ltd.	123,900	473,347
Sheng Siong Group Ltd.	987,100	809,128
Singapore Airlines Ltd.	26,000	185,341
Singapore Technologies Engineering Ltd.	264,000	687,847
Singapore Telecommunications Ltd.	1,223,000	2,900,077
StarHub Ltd.(a)	364,400	498,721
United Overseas Bank Ltd.	65,001	1,288,270
UOL Group Ltd.	68,800	346,933
Wilmar International Ltd.	271,000	638,650

Total Singapore		15,392,356
Spain – 4.1%
Acciona S.A.	5,242	475,275
Acerinox S.A.	27,945	399,884
ACS Actividades de Construccion y Servicios S.A.	19,578	834,097
Aena SME S.A.(b)	8,217	1,426,834
Amadeus IT Group S.A.	16,876	1,568,509
Applus Services S.A.	26,997	384,437
Atresmedia Corp. de Medios de Comunicacion S.A.	41,058	255,135
Banco Bilbao Vizcaya Argentaria S.A.	348,337	2,221,217
Banco de Sabadell S.A.	379,695	590,520
Banco Santander S.A.	937,863	4,722,779
Bankia S.A.	160,612	629,982
Bankinter S.A.	51,908	478,229
Bolsas y Mercados Espanoles SHMSF S.A.	8,706	281,519
CaixaBank S.A.	323,341	1,478,957
Cellnex Telecom S.A.(b)	13,748	361,363
Cia de Distribucion Integral Logista Holdings S.A.	12,512	321,463
Cie Automotive S.A.	9,235	289,185
Distribuidora Internacional de Alimentacion S.A.(a)	78,661	182,729
Enagas S.A.	20,782	561,215
Ence Energia y Celulosa S.A.	43,502	442,116
Endesa S.A.	93,658	2,024,465
Ferrovial S.A.	43,332	899,399
Iberdrola S.A.	422,386	3,109,430
Industria de Diseno Textil S.A.	108,803	3,299,642
Mapfre S.A.	221,810	696,122
Mediaset Espana Comunicacion S.A.	68,307	499,039
Naturgy Energy Group S.A.	64,013	1,747,994
Obrascon Huarte Lain S.A.(a)	75,652	150,872
Red Electrica Corp. S.A.	38,801	813,015
Repsol S.A.	107,515	2,143,542
Telefonica S.A.	408,493	3,234,898
Zardoya Otis S.A.	29,992	279,731

Total Spain		36,803,594
Sweden – 3.5%
Ahlsell AB(b)	57,312	320,677
Alfa Laval AB	17,066	462,478
Assa Abloy AB Class B	26,280	527,923
Atlas Copco AB Class A	20,384	587,233
Atlas Copco AB Class B	28,155	750,794
Axfood AB	25,730	481,432
Boliden AB	16,895	470,952
Castellum AB	17,010	304,310
Dometic Group AB(b)	30,177	264,505
Electrolux AB Series B	19,888	438,318
Essity AB Class B	26,515	666,065
Evolution Gaming Group AB(b)	3,463	246,684
Fabege AB	63,058	873,135
Hemfosa Fastigheter AB	18,346	252,708
Hennes & Mauritz AB Class B(a)	159,144	2,939,078
ICA Gruppen AB(a)	17,509	555,204
Intrum AB(a)	9,634	250,350
Investment AB Latour Class B(a)	25,103	313,039
NCC AB Class B(a)	18,877	334,315
Nobia AB	41,378	292,659
Nordea Bank AB	417,927	4,551,838
Peab AB	38,414	351,390
Saab AB Class B	5,627	282,831
Sandvik AB	52,930	938,887
Securitas AB Class B	24,665	429,194
Skandinaviska Enskilda Banken AB Class A	183,944	2,052,647
Skanska AB Class B	42,332	830,865
SKF AB Class B	25,953	511,723
SSAB AB Class A	70,097	352,172
Svenska Cellulosa AB SCA Class B	23,123	261,828
Svenska Handelsbanken AB Class A	129,852	1,638,992
Swedbank AB Class A	98,886	2,449,578
Swedish Match AB	12,928	661,431
Tele2 AB Class B	62,138	747,624
Telefonaktiebolaget LM Ericsson Class B	89,262	791,727
Telia Co. AB	356,474	1,636,224
Trelleborg AB Class B	15,962	325,317
Volvo AB Class A	8,321	146,992
Volvo AB Class B	82,392	1,455,470

Total Sweden		31,748,589
Switzerland – 7.6%
ABB Ltd. Registered Shares	108,322	2,571,650
Adecco Group AG Registered Shares	10,869	573,493
Baloise Holding AG Registered Shares	4,705	721,067
Cembra Money Bank AG	3,093	281,182
Cie Financiere Richemont S.A. Registered Shares	18,122	1,484,193
Clariant AG Registered Shares*	23,706	619,831
Coca-Cola HBC AG*	12,834	437,316
Credit Suisse Group AG Registered Shares*	76,807	1,159,811
Dufry AG*(a)	3,473	393,415
EMS-Chemie Holding AG Registered Shares	1,025	613,867
Flughafen Zurich AG Registered Shares	2,058	418,005
Geberit AG Registered Shares	1,603	747,017
Givaudan S.A. Registered Shares	447	1,104,229

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

Helvetia Holding AG Registered Shares	643	$393,647
Julius Baer Group Ltd.*	8,133	408,898
Kuehne + Nagel International AG Registered Shares	7,285	1,159,723
LafargeHolcim Ltd. Registered Shares*	33,478	1,660,534
Logitech International S.A. Registered Shares	14,810	664,995
Lonza Group AG Registered Shares*	2,150	737,357
Nestle S.A. Registered Shares	137,385	11,507,822
Novartis AG Registered Shares	142,094	12,277,573
Partners Group Holding AG	901	718,088
Roche Holding AG Bearer Shares	5,562	1,359,752
Roche Holding AG Genusschein	42,825	10,423,468
Schindler Holding AG Participation Certificate	3,702	927,016
SGS S.A. Registered Shares	363	960,270
STMicroelectronics N.V.	17,614	320,689
Sunrise Communications Group AG*(b)	5,663	515,108
Swatch Group AG (The) Bearer Shares	1,791	715,630
Swiss Life Holding AG Registered Shares*	1,966	748,722
Swiss Re AG	25,149	2,332,616
Swisscom AG Registered Shares	3,696	1,685,297
UBS Group AG Registered Shares*	200,996	3,189,433
Vontobel Holding AG Registered Shares	9,060	642,770
Zurich Insurance Group AG	11,348	3,603,757

Total Switzerland		68,078,241
United Kingdom – 18.6%
Admiral Group PLC	26,224	711,306
Aggreko PLC	28,013	318,618
Anglo American PLC	93,427	2,099,190
Antofagasta PLC	60,306	672,389
Ashmore Group PLC	52,494	249,175
Associated British Foods PLC	17,827	532,363
AstraZeneca PLC	67,403	5,241,289
Aviva PLC	238,045	1,519,518
Babcock International Group PLC	30,730	289,731
BAE Systems PLC	162,473	1,334,375
Barclays PLC	336,233	753,194
Barratt Developments PLC	130,822	967,293
Bellway PLC	12,347	485,287
Berkeley Group Holdings PLC	12,745	611,454
BHP Billiton PLC	136,964	2,984,894
Bodycote PLC	28,692	338,987
BP PLC	1,611,883	12,386,941
Brewin Dolphin Holdings PLC	79,218	354,333
British American Tobacco PLC	173,510	8,110,492
British Land Co. PLC (The)	74,135	596,296
BT Group PLC	1,045,196	3,070,811
Bunzl PLC	9,056	284,963
Burberry Group PLC	15,291	401,796
Carnival PLC	9,452	587,205
Centrica PLC	633,515	1,279,683
Close Brothers Group PLC	12,628	260,516
CNH Industrial N.V.	31,742	381,587
Coca-Cola European Partners PLC	15,618	707,472
Compass Group PLC	51,829	1,153,044
Costain Group PLC	63,524	345,436
Countryside Properties PLC(b)	54,406	245,622
Debenhams PLC(a)	1,208,328	154,105
Derwent London PLC	7,395	275,513
Diageo PLC	91,762	3,253,615
Direct Line Insurance Group PLC	122,931	519,238
Dixons Carphone PLC	129,496	286,487
easyJet PLC	18,701	320,446
Electrocomponents PLC	48,862	457,626
Equiniti Group PLC(b)	89,644	310,955
Evraz PLC	138,723	1,024,989
Fresnillo PLC	41,516	444,697
G4S PLC	102,020	321,955
GlaxoSmithKline PLC	387,152	7,758,772
Greene King PLC	28,851	184,429
Halma PLC	18,716	352,675
Hammerson PLC	57,673	343,477
Hastings Group Holdings PLC(b)	102,212	345,753
Howden Joinery Group PLC	49,731	304,090
HSBC Holdings PLC	1,355,894	11,843,089
Ibstock PLC(b)	57,246	175,879
IMI PLC	24,785	354,560
Imperial Brands PLC	97,847	3,408,125
Inchcape PLC	44,809	390,918
Informa PLC	49,804	495,025
Inmarsat PLC	40,893	266,633
InterContinental Hotels Group PLC	8,010	499,292
International Consolidated Airlines Group S.A.	73,907	635,410
Intertek Group PLC	6,235	405,887
Intu Properties PLC(a)	193,933	389,716
Investec PLC	36,933	259,885
ITV PLC	357,819	736,550
J Sainsbury PLC	158,848	666,595
Jardine Lloyd Thompson Group PLC	12,752	315,290
Johnson Matthey PLC	6,646	308,708
Jupiter Fund Management PLC	62,912	332,510
Kingfisher PLC	145,904	490,886
Land Securities Group PLC	39,546	455,569
Legal & General Group PLC	440,125	1,504,883
Lloyds Banking Group PLC	4,256,918	3,290,215
London Stock Exchange Group PLC	10,021	599,293
Lookers PLC	245,404	340,500
Man Group PLC	136,882	314,876
Marks & Spencer Group PLC	186,537	702,516
McCarthy & Stone PLC(b)	134,771	235,854
Micro Focus International PLC	26,498	493,960
Mondi PLC	18,809	516,066
Morgan Advanced Materials PLC	101,602	440,145
National Grid PLC	239,702	2,473,784
Next PLC	7,118	509,965
PayPoint PLC	30,318	366,896
Pearson PLC	37,242	432,232
Pennon Group PLC	40,368	375,442

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2018

Investments	Shares	Value

Persimmon PLC	42,119	$1,298,983
Polar Capital Holdings PLC	41,052	317,991
PRS REIT PLC (The)	337,997	451,784
Prudential PLC	76,008	1,743,985
PZ Cussons PLC	141,684	431,976
Reckitt Benckiser Group PLC	27,922	2,554,643
Redde PLC	153,892	390,529
Redrow PLC	38,101	289,915
RELX PLC	90,305	1,900,311
Rentokil Initial PLC	96,768	401,790
Rio Tinto PLC	99,844	5,051,819
Rolls-Royce Holdings PLC*	41,794	538,147
Rotork PLC	96,810	417,240
Royal Dutch Shell PLC Class A	343,243	11,801,129
Royal Dutch Shell PLC Class B	316,213	11,088,291
Royal Mail PLC	76,010	472,905
RPC Group PLC	31,705	328,692
RSA Insurance Group PLC	54,244	406,737
Saga PLC	185,362	316,171
Sage Group PLC (The)	62,640	479,005
Schroders PLC	10,107	407,922
Segro PLC	82,461	685,847
Severn Trent PLC	20,407	492,051
Sky PLC	19,516	440,028
Smith & Nephew PLC	21,326	389,203
Smiths Group PLC	22,907	446,734
Soco International PLC	130,937	147,527
Spectris PLC	8,704	269,346
Spirax-Sarco Engineering PLC	3,796	361,363
SSE PLC	109,106	1,630,525
St. James’s Place PLC	27,034	403,302
Stagecoach Group PLC	179,087	365,488
Standard Chartered PLC	60,918	505,557
Standard Life Aberdeen PLC	243,860	972,779
TalkTalk Telecom Group PLC(a)	213,090	342,626
Tate & Lyle PLC	44,730	398,278
Tesco PLC	173,306	541,947
TP ICAP PLC	38,142	132,903
Travis Perkins PLC	17,399	241,753
Unilever N.V. CVA	73,761	4,109,323
Unilever PLC	57,715	3,173,097
United Utilities Group PLC	58,989	541,549
Vodafone Group PLC	2,919,725	6,263,282
WH Smith PLC	23,116	621,578
Whitbread PLC	8,164	502,184
William Hill PLC	86,663	284,905
WM Morrison Supermarkets PLC	147,467	498,837

Total United Kingdom		166,813,213
TOTAL COMMON STOCKS (Cost: $798,440,445)		891,754,827
RIGHTS – 0.0%
Australia – 0.0%
Harvey Norman Holdings Ltd., expiring 10/15/18*(a)
(Cost $0)	10,847	6,279
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International Dividend Ex-Financials Fund(c)
(Cost: $98,629)	2,385	100,266
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $8,060,295)(e)	8,060,295	8,060,295
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $806,599,369)		899,921,667
Other Assets less Liabilities – (0.5)%		(4,263,570)

NET ASSETS – 100.0%		$895,658,097
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,522,567. The Fund also had securities on loan having a total market value of $121,989 that were sold and pending settlement. The total market value of the collateral held by the Fund was $18,925,564. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,865,269.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 6.8%
Altium Ltd.	15,978	$316,075
ARB Corp., Ltd.	20,562	285,056
Aristocrat Leisure Ltd.	77,119	1,586,937
Blackmores Ltd.	4,466	427,899
Caltex Australia Ltd.	136,219	2,946,983
carsales.com Ltd.	82,772	866,005
Cochlear Ltd.	10,986	1,594,872
Computershare Ltd.	150,758	2,176,166
Corporate Travel Management Ltd.(a)	16,208	358,035
Costa Group Holdings Ltd.	48,449	249,944
Crown Resorts Ltd.	263,447	2,609,549
CSL Ltd.	64,446	9,377,743
Domino’s Pizza Enterprises Ltd.(a)	15,056	579,549
Flight Centre Travel Group Ltd.	19,099	734,623
Inghams Group Ltd.(a)	269,293	756,006
Magellan Financial Group Ltd.	95,491	1,913,172
McMillan Shakespeare Ltd.	27,001	333,489
Mineral Resources Ltd.	84,693	974,346
Northern Star Resources Ltd.	118,249	710,140
Pendal Group Ltd.	187,963	1,195,446
Platinum Asset Management Ltd.(a)	366,727	1,422,251
Reece Ltd.	68,994	565,601
Sandfire Resources NL	34,952	187,901
Seek Ltd.	87,172	1,309,402
Technology One Ltd.	107,550	434,223
Webjet Ltd.	24,571	274,320

Total Australia		34,185,733
Austria – 0.4%
ams AG*	5,507	309,289
Lenzing AG	17,827	1,864,580

Total Austria		2,173,869
Belgium – 0.5%
Kinepolis Group N.V.	5,053	302,256
Melexis N.V.	12,130	939,031
Warehouses De Pauw CVA	10,657	1,403,677

Total Belgium		2,644,964
China – 3.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	135,000	272,246
China Everbright International Ltd.	1,445,481	1,248,764
China Overseas Land & Investment Ltd.	3,938,000	12,329,998
China South City Holdings Ltd.	3,216,000	526,075
CSPC Pharmaceutical Group Ltd.	510,000	1,083,234

Total China		15,460,317
Denmark – 9.3%
Chr Hansen Holding A/S	17,241	1,750,860
Coloplast A/S Class B	61,517	6,293,172
Dfds A/S	15,333	759,444
DSV A/S	13,095	1,191,131
GN Store Nord A/S	8,511	414,789
Novo Nordisk A/S Class B	683,085	32,173,465
Pandora A/S	35,616	2,225,046
Rockwool International A/S Class B	897	384,208
Royal Unibrew A/S	13,016	1,072,444
SimCorp A/S	6,258	541,940

Total Denmark		46,806,499
Finland – 2.0%
DNA Oyj	51,937	1,161,856
Neste Oyj	42,724	3,533,222
Nokian Renkaat Oyj	50,222	2,058,566
Wartsila Oyj Abp	158,066	3,082,536

Total Finland		9,836,180
France – 6.8%
Airbus SE	113,274	14,232,994
Alten S.A.	3,950	406,490
Eurazeo SE	13,603	1,072,022
Hermes International	6,856	4,543,825
Ipsen S.A.	9,665	1,625,509
Safran S.A.	63,549	8,909,124
SEB S.A.	6,822	1,161,622
Trigano S.A.	1,681	183,924
Valeo S.A.	47,179	2,049,460

Total France		34,184,970
Germany – 5.1%
1&1 Drillisch AG	59,294	2,885,651
adidas AG	23,499	5,756,321
AURELIUS Equity Opportunities SE & Co. KGaA	37,555	1,988,205
Bechtle AG	6,365	646,513
CompuGroup Medical SE	6,751	390,182
Continental AG	33,602	5,852,355
CTS Eventim AG & Co. KGaA	11,546	517,920
Fielmann AG	16,966	1,021,756
Fuchs Petrolub SE	21,866	1,079,387
Hugo Boss AG	18,931	1,458,267
Nemetschek SE	3,535	517,344
Pfeiffer Vacuum Technology AG	1,251	185,843
Siltronic AG	6,954	851,727
United Internet AG Registered Shares	40,614	1,922,306
Wirecard AG	1,681	364,528

Total Germany		25,438,305
Hong Kong – 1.0%
Galaxy Entertainment Group Ltd.	425,000	2,696,680
Techtronic Industries Co., Ltd.	226,000	1,444,108
Vitasoy International Holdings Ltd.	192,000	655,139

Total Hong Kong		4,795,927
Ireland – 0.5%
Glanbia PLC	51,438	886,619
Hibernia REIT PLC	218,341	360,116
Irish Continental Group PLC	43,373	261,964
Kingspan Group PLC	15,943	743,675

Total Ireland		2,252,374

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

Investments	Shares	Value

Israel – 0.9%
Bezeq Israeli Telecommunication Corp., Ltd.	3,583,641	$4,122,537
Frutarom Industries Ltd.	1,740	180,164

Total Israel		4,302,701
Italy – 2.0%
Biesse SpA	5,551	197,551
Brembo SpA	55,370	725,442
Datalogic SpA	10,265	371,395
De’ Longhi SpA	52,592	1,652,976
DiaSorin SpA	6,298	662,750
Ferrari N.V.	9,172	1,263,478
Gima TT SpA(b)	21,556	271,279
IMA Industria Macchine Automatiche SpA	8,255	691,787
Interpump Group SpA	9,245	302,813
Moncler SpA	15,065	649,176
Recordati SpA	70,999	2,404,688
Reply SpA	3,353	230,750
Salvatore Ferragamo SpA(a)	20,934	501,615
Technogym SpA(b)	19,989	245,406

Total Italy		10,171,106
Japan – 17.3%
Ai Holdings Corp.	13,000	301,237
Asahi Intecc Co., Ltd.	11,600	506,546
Astellas Pharma, Inc.	542,600	9,468,092
Benefit One, Inc.	10,100	329,894
Calbee, Inc.	19,000	625,611
Chugai Pharmaceutical Co., Ltd.	78,600	5,051,547
Ci:z Holdings Co., Ltd.	5,200	192,508
Create SD Holdings Co., Ltd.	10,100	263,026
CyberAgent, Inc.	9,000	479,377
Daikin Industries Ltd.	34,400	4,580,710
Dip Corp.(a)	14,700	355,901
Disco Corp.	9,400	1,574,046
en-japan, Inc.	5,300	265,968
Financial Products Group Co., Ltd.	39,700	380,275
GMO Payment Gateway, Inc.(a)	4,600	285,108
Harmonic Drive Systems, Inc.	7,400	272,650
Haseko Corp.	71,700	931,087
Hazama Ando Corp.(a)	46,200	352,647
Hikari Tsushin, Inc.	7,500	1,483,030
Hoya Corp.	57,400	3,411,102
Japan Lifeline Co., Ltd.(a)	14,200	300,790
Kakaku.com, Inc.	31,800	622,086
Kaken Pharmaceutical Co., Ltd.	16,300	866,769
Keyence Corp.	3,000	1,742,660
Koito Manufacturing Co., Ltd.	14,900	978,597
Kyudenko Corp.	11,700	464,560
Lasertec Corp.	9,000	299,908
M3, Inc.	27,200	617,349
Meitec Corp.	12,600	606,788
Mixi, Inc.	43,000	1,031,985
Modec, Inc.	9,200	300,902
MonotaRO Co., Ltd.(a)	16,000	451,468
Murata Manufacturing Co., Ltd.	43,540	6,694,776
Nidec Corp.	17,800	2,561,439
Nihon M&A Center, Inc.	11,100	333,239
Nissan Chemical Corp.	19,100	1,008,936
Nitto Denko Corp.	40,300	3,021,480
Obara Group, Inc.	3,700	178,509
Open House Co., Ltd.	11,000	542,325
Oracle Corp.	21,600	1,741,920
Oriental Land Co., Ltd.	13,100	1,370,146
Park24 Co., Ltd.	35,300	1,067,531
Pigeon Corp.	16,300	918,431
Relo Group, Inc.	16,900	496,949
Ryohin Keikaku Co., Ltd.	2,700	803,451
Seria Co., Ltd.(a)	5,700	201,734
Shimano, Inc.	10,000	1,612,009
Start Today Co., Ltd.	17,800	539,085
Sundrug Co., Ltd.	21,100	753,273
Sysmex Corp.	16,300	1,403,478
Systena Corp.	14,600	199,620
T-Gaia Corp.	13,600	354,892
TechnoPro Holdings, Inc.	7,000	434,476
Toei Animation Co., Ltd.	7,100	220,654
Tokyo Electron Ltd.	71,200	9,785,024
Trend Micro, Inc.	43,200	2,780,226
USS Co., Ltd.	58,700	1,089,918
V Technology Co., Ltd.	1,000	150,020
Yahoo Japan Corp.	1,724,400	6,209,267
Yaskawa Electric Corp.	33,400	992,429

Total Japan		86,859,461
Netherlands – 2.2%
ASM International N.V.	10,018	518,845
ASML Holding N.V.	43,888	8,202,021
BE Semiconductor Industries N.V.	82,306	1,737,022
Corbion N.V.	19,410	631,252

Total Netherlands		11,089,140
New Zealand – 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	126,634	1,263,478
Mainfreight Ltd.	34,019	681,323
Ryman Healthcare Ltd.	118,495	1,099,788
Z Energy Ltd.	237,728	1,126,853

Total New Zealand		4,171,442
Norway – 1.9%
Borregaard ASA	26,483	271,227
Entra ASA(a)(b)	84,911	1,219,971
Grieg Seafood ASA	44,304	584,859
Leroy Seafood Group ASA	211,192	1,722,566
Salmar ASA	75,987	3,790,345
Tomra Systems ASA	30,112	750,646
Veidekke ASA	67,797	740,136
XXL ASA(b)	37,185	191,558

Total Norway		9,271,308

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

Investments	Shares	Value

Portugal – 0.2%
Altri, SGPS, S.A.	94,032	$902,142
Singapore – 0.7%
First Resources Ltd.	346,100	425,548
Sheng Siong Group Ltd.	648,000	531,167
SIA Engineering Co., Ltd.	571,700	1,234,322
Venture Corp., Ltd.	106,700	1,376,749

Total Singapore		3,567,786
Spain – 4.3%
Cie Automotive S.A.	14,459	452,770
Faes Farma S.A.	121,898	515,367
Industria de Diseno Textil S.A.	571,051	17,318,123
Prosegur Cash S.A.(b)	279,913	613,824
Prosegur Cia de Seguridad S.A.	126,514	786,161
Zardoya Otis S.A.	182,957	1,706,411

Total Spain		21,392,656
Sweden – 5.7%
AddTech AB Class B	12,397	264,300
Atlas Copco AB Class A	222,057	6,397,135
Atlas Copco AB Class B	110,794	2,954,482
Beijer Ref AB	11,600	243,447
Bonava AB Class B	23,045	330,910
Electrolux AB Series B	89,268	1,967,405
Evolution Gaming Group AB(b)	6,038	430,112
Fagerhult AB	18,825	171,460
Hexpol AB	78,937	869,859
Indutrade AB	25,548	691,185
Intrum AB(a)	53,883	1,400,212
Investment AB Latour Class B(a)	139,285	1,736,912
JM AB	42,401	831,981
Lifco AB Class B	13,912	623,390
Loomis AB Class B	18,194	585,517
Mycronic AB(a)	33,480	350,303
NetEnt AB*	107,606	436,016
Nobia AB	56,043	396,382
Nolato AB Class B	3,062	188,681
Paradox Interactive AB	6,768	117,960
Peab AB	143,658	1,314,103
Sandvik AB	289,696	5,138,706
Sweco AB Class B	26,263	691,629
Thule Group AB(b)	21,574	521,568

Total Sweden		28,653,655
Switzerland – 7.0%
Bucher Industries AG Registered Shares	2,232	720,236
Comet Holding AG*(a)	2,700	274,201
EMS-Chemie Holding AG Registered Shares	8,517	5,100,783
Kuehne + Nagel International AG Registered Shares	43,388	6,907,078
Logitech International S.A. Registered Shares	28,769	1,291,778
Oriflame Holding AG	27,661	707,295
Partners Group Holding AG	9,062	7,222,325
SGS S.A. Registered Shares	2,070	5,475,921
Sonova Holding AG Registered Shares	11,866	2,372,471
Straumann Holding AG Registered Shares	1,695	1,280,620
Sunrise Communications Group AG*(b)	28,562	2,598,008
Temenos AG Registered Shares*	4,754	774,812
Ypsomed Holding AG*(a)	2,666	382,105

Total Switzerland		35,107,633
United Kingdom – 20.4%
A.G. Barr PLC	61,411	576,597
Abcam PLC	19,210	358,727
Ashtead Group PLC	60,202	1,913,201
Barratt Developments PLC	591,556	4,373,942
Bellway PLC	34,953	1,373,795
Bovis Homes Group PLC	34,861	487,564
British American Tobacco PLC	561,275	26,236,046
Cineworld Group PLC	168,786	694,652
Compass Group PLC	263,879	5,870,539
Computacenter PLC	25,312	417,883
Cranswick PLC	13,238	584,180
Croda International PLC	27,720	1,880,432
Diageo PLC	730,966	25,917,941
Diploma PLC	27,805	513,429
Domino’s Pizza Group PLC	70,055	255,246
Dunelm Group PLC	77,002	549,267
easyJet PLC	82,542	1,414,375
Electrocomponents PLC	96,458	903,395
esure Group PLC	256,092	927,064
Fevertree Drinks PLC	6,886	323,987
Games Workshop Group PLC	8,342	411,747
Greggs PLC	18,538	255,041
Hargreaves Lansdown PLC	90,057	2,624,757
Hill & Smith Holdings PLC	29,368	377,612
HomeServe PLC	57,022	762,185
Howden Joinery Group PLC	111,597	682,381
IMI PLC	83,268	1,191,184
Jardine Lloyd Thompson Group PLC	86,273	2,133,081
JD Sports Fashion PLC	42,407	253,886
Marshalls PLC	91,396	494,379
Moneysupermarket.com Group PLC	180,152	655,212
Next PLC	27,003	1,934,616
NMC Health PLC	10,861	480,702
Pagegroup PLC	124,127	925,884
Redrow PLC	93,424	710,875
RELX PLC	244,504	5,152,541
Renishaw PLC	12,331	762,846
Rentokil Initial PLC	149,897	622,386
Rightmove PLC	117,302	720,477
Rotork PLC	92,854	400,190
RWS Holdings PLC(a)	27,857	179,818
Softcat PLC	31,642	328,039
Spirax-Sarco Engineering PLC	9,755	928,633
Superdry PLC	13,780	195,152
Synthomer PLC	91,130	643,508
Ted Baker PLC	12,129	366,001
Unite Group PLC (The)	88,492	1,030,504

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

Investments	Shares	Value

Victrex PLC	19,635	$855,207
WH Smith PLC	17,081	459,300

Total United Kingdom		102,110,406
TOTAL COMMON STOCKS (Cost: $472,348,349)		495,378,574
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $4,648,564)(d)	4,648,564	4,648,564
TOTAL INVESTMENTS IN SECURITIES – 99.8%
(Cost: $476,996,913)		500,027,138
Other Assets less Liabilities – 0.2%		933,137

NET ASSETS – 100.0%		$500,960,275
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,711,246 and the total market value of the collateral held by the Fund was $8,400,550. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,751,986.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC—OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	7,642,383	USD	10,568,346	AUD	$—	$(4,346)
Bank of America N.A.	10/2/2018	7,431,348	USD	7,169,980	CHF	91,074	—
Bank of America N.A.	10/2/2018	10,283,956	USD	65,748,930	DKK	43,248	—
Bank of America N.A.	10/2/2018	25,953,937	USD	22,261,166	EUR	97,603	—
Bank of America N.A.	10/2/2018	21,699,744	USD	16,676,614	GBP	—	(47,388)
Bank of America N.A.	10/2/2018	1,838,777	USD	15,360,886	NOK	—	(47,545)
Bank of America N.A.	10/2/2018	873,806	USD	1,317,082	NZD	646	—
Bank of America N.A.	10/2/2018	6,185,837	USD	56,397,513	SEK	—	(155,808)
Bank of America N.A.	10/3/2018	4,375,198	USD	34,323,341	HKD	—	(11,228)
Bank of America N.A.	10/3/2018	915,519	USD	3,289,076	ILS	10,982	—
Bank of America N.A.	10/3/2018	18,515,665	USD	2,049,011,996	JPY	474,860	—
Bank of America N.A.	10/3/2018	745,220	USD	1,020,682	SGD	—	(1,815)
Citibank N.A.	10/2/2018	3,037,385	AUD	2,197,627	USD	74	—
Citibank N.A.	10/2/2018	2,087,303	CHF	2,136,942	USD	—	(63)
Citibank N.A.	10/2/2018	18,985,522	DKK	2,957,233	USD	—	(148)
Citibank N.A.	10/2/2018	6,425,724	EUR	7,463,253	USD	222	—
Citibank N.A.	10/2/2018	4,785,181	GBP	6,239,929	USD	185	—
Citibank N.A.	10/2/2018	4,305,948	NOK	528,756	USD	16	—
Citibank N.A.	10/2/2018	379,031	NZD	251,271	USD	8	—
Citibank N.A.	10/2/2018	15,819,575	SEK	1,778,786	USD	53	—
Citibank N.A.	10/2/2018	7,642,383	USD	10,568,360	AUD	—	(4,357)
Citibank N.A.	10/2/2018	234,789	USD	323,182	AUD	951	—
Citibank N.A.	10/2/2018	7,431,348	USD	7,170,054	CHF	90,997	—
Citibank N.A.	10/2/2018	228,306	USD	219,073	CHF	4,030	—

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC—OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/2/2018	10,283,956	USD	65,747,254	DKK	$43,509	$—
Citibank N.A.	10/2/2018	315,943	USD	1,998,188	DKK	4,716	—
Citibank N.A.	10/2/2018	25,953,937	USD	22,260,192	EUR	98,734	—
Citibank N.A.	10/2/2018	797,356	USD	676,019	EUR	12,160	—
Citibank N.A.	10/2/2018	21,699,744	USD	16,677,101	GBP	—	(48,023)
Citibank N.A.	10/2/2018	666,659	USD	507,201	GBP	5,244	—
Citibank N.A.	10/2/2018	1,838,777	USD	15,360,533	NOK	—	(47,502)
Citibank N.A.	10/2/2018	56,491	USD	459,010	NOK	124	—
Citibank N.A.	10/2/2018	873,806	USD	1,317,054	NZD	665	—
Citibank N.A.	10/2/2018	26,845	USD	40,318	NZD	116	—
Citibank N.A.	10/2/2018	6,185,837	USD	56,392,719	SEK	—	(155,268)
Citibank N.A.	10/2/2018	190,041	USD	1,668,004	SEK	2,481	—
Citibank N.A.	10/3/2018	9,845,186	HKD	1,258,124	USD	63	—
Citibank N.A.	10/3/2018	957,145	ILS	263,265	USD	—	(38)
Citibank N.A.	10/3/2018	604,734,476	JPY	5,324,323	USD	144	—
Citibank N.A.	10/3/2018	292,776	SGD	214,295	USD	—	(12)
Citibank N.A.	10/3/2018	4,375,198	USD	34,325,581	HKD	—	(11,514)
Citibank N.A.	10/3/2018	134,415	USD	1,050,224	HKD	199	—
Citibank N.A.	10/3/2018	915,519	USD	3,288,979	ILS	11,009	—
Citibank N.A.	10/3/2018	28,127	USD	100,487	ILS	492	—
Citibank N.A.	10/3/2018	18,515,665	USD	2,049,011,996	JPY	474,860	—
Citibank N.A.	10/3/2018	568,838	USD	63,978,176	JPY	5,533	—
Citibank N.A.	10/3/2018	745,220	USD	1,020,655	SGD	—	(1,796)
Citibank N.A.	10/3/2018	22,895	USD	31,229	SGD	38	—
Citibank N.A.	11/2/2018	2,060,203	USD	2,846,945	AUD	—	(114)
Citibank N.A.	11/2/2018	2,112,505	USD	2,057,770	CHF	43	—
Citibank N.A.	11/2/2018	2,849,429	USD	18,246,145	DKK	103	—
Citibank N.A.	11/2/2018	7,350,485	USD	6,313,364	EUR	—	(224)
Citibank N.A.	11/2/2018	6,219,426	USD	4,762,960	GBP	—	(189)
Citibank N.A.	11/2/2018	1,222,354	USD	9,561,485	HKD	—	(83)
Citibank N.A.	11/2/2018	561,096	USD	4,563,640	NOK	—	(19)
Citibank N.A.	11/2/2018	243,950	USD	367,924	NZD	—	(13)
Citibank N.A.	11/2/2018	1,807,796	USD	16,037,470	SEK	—	(96)
Citibank N.A.	11/5/2018	256,824	USD	931,239	ILS	65	—
Citibank N.A.	11/5/2018	5,201,146	USD	589,346,014	JPY	—	(187)
Citibank N.A.	11/5/2018	214,150	USD	292,379	SGD	4	—
Credit Suisse International	10/2/2018	13,160,500	AUD	9,523,043	USD	—	(760)
Credit Suisse International	10/2/2018	9,045,021	CHF	9,260,077	USD	—	(228)
Credit Suisse International	10/2/2018	82,272,552	DKK	12,814,662	USD	—	(321)
Credit Suisse International	10/2/2018	27,843,264	EUR	32,340,759	USD	—	(820)
Credit Suisse International	10/2/2018	20,735,681	GBP	27,039,681	USD	676	—
Credit Suisse International	10/2/2018	18,658,958	NOK	2,291,269	USD	57	—
Credit Suisse International	10/2/2018	1,642,367	NZD	1,088,835	USD	—	(28)
Credit Suisse International	10/2/2018	68,551,084	SEK	7,708,066	USD	192	—
Credit Suisse International	10/3/2018	42,658,128	HKD	5,451,860	USD	—	(272)
Credit Suisse International	10/3/2018	4,148,017	ILS	1,140,813	USD	—	(57)
Credit Suisse International	10/3/2018	2,620,426,990	JPY	23,072,054	USD	—	(148)
Credit Suisse International	10/3/2018	1,268,799	SGD	928,606	USD	26	—
Credit Suisse International	11/2/2018	8,927,534	USD	12,336,505	AUD	—	(322)
Credit Suisse International	11/2/2018	9,154,181	USD	8,917,417	CHF	—	(244)
Credit Suisse International	11/2/2018	12,347,508	USD	79,073,305	DKK	—	(615)
Credit Suisse International	11/2/2018	31,852,085	USD	27,357,307	EUR	—	(288)
Credit Suisse International	11/2/2018	26,950,842	USD	20,639,855	GBP	—	(1,292)
Credit Suisse International	11/2/2018	5,296,859	USD	41,429,960	HKD	36	—
Credit Suisse International	11/2/2018	2,431,408	USD	19,776,596	NOK	—	(193)

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC—OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	11/2/2018	1,057,106	USD	1,594,315	NZD	$—	$(53)
Credit Suisse International	11/2/2018	7,833,773	USD	69,498,273	SEK	—	(717)
Credit Suisse International	11/5/2018	1,112,887	USD	4,040,690	ILS	—	(1,202)
Credit Suisse International	11/5/2018	22,538,289	USD	2,553,854,095	JPY	—	(1,011)
Credit Suisse International	11/5/2018	927,979	USD	1,267,089	SGD	—	(71)
Goldman Sachs	10/2/2018	10,630,091	AUD	7,691,689	USD	—	(284)
Goldman Sachs	10/2/2018	7,305,594	CHF	7,479,293	USD	—	(184)
Goldman Sachs	10/2/2018	66,450,918	DKK	10,350,304	USD	—	(258)
Goldman Sachs	10/2/2018	22,488,790	EUR	26,121,382	USD	—	(663)
Goldman Sachs	10/2/2018	16,748,037	GBP	21,839,742	USD	529	—
Goldman Sachs	10/2/2018	15,070,692	NOK	1,850,640	USD	46	—
Goldman Sachs	10/2/2018	1,326,530	NZD	879,444	USD	—	(21)
Goldman Sachs	10/2/2018	55,368,178	SEK	6,225,745	USD	155	—
Goldman Sachs	10/2/2018	7,642,383	USD	10,568,243	AUD	—	(4,272)
Goldman Sachs	10/2/2018	7,431,348	USD	7,169,935	CHF	91,119	—
Goldman Sachs	10/2/2018	10,283,956	USD	65,748,714	DKK	43,282	—
Goldman Sachs	10/2/2018	25,953,937	USD	22,260,249	EUR	98,668	—
Goldman Sachs	10/2/2018	21,699,744	USD	16,676,166	GBP	—	(46,803)
Goldman Sachs	10/2/2018	1,838,777	USD	15,360,540	NOK	—	(47,503)
Goldman Sachs	10/2/2018	873,806	USD	1,317,052	NZD	666	—
Goldman Sachs	10/2/2018	6,185,837	USD	56,396,035	SEK	—	(155,641)
Goldman Sachs	10/3/2018	34,455,502	HKD	4,403,425	USD	—	(110)
Goldman Sachs	10/3/2018	3,350,107	ILS	921,426	USD	—	(105)
Goldman Sachs	10/3/2018	2,116,545,363	JPY	18,635,121	USD	291	—
Goldman Sachs	10/3/2018	1,024,793	SGD	750,028	USD	16	—
Goldman Sachs	10/3/2018	4,375,198	USD	34,327,029	HKD	—	(11,699)
Goldman Sachs	10/3/2018	915,519	USD	3,289,213	ILS	10,945	—
Goldman Sachs	10/3/2018	18,515,665	USD	2,048,934,231	JPY	475,545	—
Goldman Sachs	10/3/2018	745,220	USD	1,020,656	SGD	—	(1,797)
Goldman Sachs	11/2/2018	7,210,701	USD	9,963,605	AUD	99	—
Goldman Sachs	11/2/2018	7,393,762	USD	7,202,190	CHF	152	—
Goldman Sachs	11/2/2018	9,972,987	USD	63,862,571	DKK	179	—
Goldman Sachs	11/2/2018	25,726,684	USD	22,095,717	EUR	430	—
Goldman Sachs	11/2/2018	21,767,988	USD	16,670,410	GBP	—	(727)
Goldman Sachs	11/2/2018	4,278,232	USD	33,464,215	HKD	—	(170)
Goldman Sachs	11/2/2018	1,963,830	USD	15,972,591	NOK	—	(55)
Goldman Sachs	11/2/2018	853,816	USD	1,287,638	NZD	9	—
Goldman Sachs	11/2/2018	6,327,278	USD	56,129,789	SEK	—	(193)
Goldman Sachs	11/5/2018	898,870	USD	3,259,483	ILS	173	—
Goldman Sachs	11/5/2018	18,204,003	USD	2,062,699,220	JPY	—	(559)
Goldman Sachs	11/5/2018	749,521	USD	1,023,415	SGD	—	(56)
HSBC Holdings PLC	10/2/2018	5,822,770	USD	8,051,853	AUD	—	(3,150)
HSBC Holdings PLC	10/2/2018	5,661,984	USD	5,462,767	CHF	69,471	—
HSBC Holdings PLC	10/2/2018	7,835,398	USD	50,096,401	DKK	32,646	—
HSBC Holdings PLC	10/2/2018	19,774,431	USD	16,960,556	EUR	74,753	—
HSBC Holdings PLC	10/2/2018	16,533,140	USD	12,705,886	GBP	—	(35,965)
HSBC Holdings PLC	10/2/2018	1,400,975	USD	11,703,339	NOK	—	(36,199)
HSBC Holdings PLC	10/2/2018	665,760	USD	1,003,452	NZD	522	—
HSBC Holdings PLC	10/2/2018	4,713,019	USD	42,968,029	SEK	—	(118,541)
HSBC Holdings PLC	10/3/2018	3,333,487	USD	26,151,872	HKD	—	(8,648)
HSBC Holdings PLC	10/3/2018	697,540	USD	2,505,776	ILS	8,421	—
HSBC Holdings PLC	10/3/2018	14,107,175	USD	1,561,217,075	JPY	361,227	—
HSBC Holdings PLC	10/3/2018	567,788	USD	777,603	SGD	—	(1,338)
Royal Bank of Canada	10/2/2018	10,630,326	AUD	7,691,689	USD	—	(114)
Royal Bank of Canada	10/2/2018	7,305,661	CHF	7,479,293	USD	—	(115)

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC—OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	10/2/2018	66,451,539	DKK	10,350,304	USD	$—	$(161)
Royal Bank of Canada	10/2/2018	22,489,023	EUR	26,121,382	USD	—	(393)
Royal Bank of Canada	10/2/2018	16,747,883	GBP	21,839,742	USD	328	—
Royal Bank of Canada	10/2/2018	15,070,694	NOK	1,850,640	USD	46	—
Royal Bank of Canada	10/2/2018	1,326,542	NZD	879,444	USD	—	(13)
Royal Bank of Canada	10/2/2018	55,367,605	SEK	6,225,745	USD	91	—
Royal Bank of Canada	10/3/2018	34,455,832	HKD	4,403,425	USD	—	(68)
Royal Bank of Canada	10/3/2018	3,350,406	ILS	921,426	USD	—	(23)
Royal Bank of Canada	10/3/2018	2,116,513,683	JPY	18,635,121	USD	12	—
Royal Bank of Canada	10/3/2018	1,024,778	SGD	750,028	USD	5	—
Royal Bank of Canada	11/2/2018	7,210,701	USD	9,963,922	AUD	—	(131)
Royal Bank of Canada	11/2/2018	7,393,762	USD	7,202,323	CHF	15	—
Royal Bank of Canada	11/2/2018	9,972,987	USD	63,864,476	DKK	—	(118)
Royal Bank of Canada	11/2/2018	25,726,684	USD	22,096,115	EUR	—	(34)
Royal Bank of Canada	11/2/2018	21,767,988	USD	16,670,257	GBP	—	(527)
Royal Bank of Canada	11/2/2018	4,278,232	USD	33,464,720	HKD	—	(235)
Royal Bank of Canada	11/2/2018	1,963,830	USD	15,972,731	NOK	—	(72)
Royal Bank of Canada	11/2/2018	853,816	USD	1,287,671	NZD	—	(13)
Royal Bank of Canada	11/2/2018	6,327,278	USD	56,130,087	SEK	—	(226)
Royal Bank of Canada	11/5/2018	898,870	USD	3,259,917	ILS	54	—
Royal Bank of Canada	11/5/2018	18,204,003	USD	2,062,682,837	JPY	—	(415)
Royal Bank of Canada	11/5/2018	749,521	USD	1,023,388	SGD	—	(36)
UBS AG	10/2/2018	13,161,282	AUD	9,523,043	USD	—	(194)
UBS AG	10/2/2018	9,045,058	CHF	9,260,077	USD	—	(190)
UBS AG	10/2/2018	82,272,975	DKK	12,814,662	USD	—	(256)
UBS AG	10/2/2018	27,843,408	EUR	32,340,759	USD	—	(653)
UBS AG	10/2/2018	20,735,570	GBP	27,039,681	USD	531	—
UBS AG	10/2/2018	18,658,864	NOK	2,291,269	USD	46	—
UBS AG	10/2/2018	1,642,377	NZD	1,088,835	USD	—	(21)
UBS AG	10/2/2018	68,550,745	SEK	7,708,066	USD	154	—
UBS AG	10/2/2018	7,642,383	USD	10,568,390	AUD	—	(4,378)
UBS AG	10/2/2018	7,431,348	USD	7,169,883	CHF	91,172	—
UBS AG	10/2/2018	10,283,956	USD	65,750,144	DKK	43,059	—
UBS AG	10/2/2018	25,953,937	USD	22,260,612	EUR	98,246	—
UBS AG	10/2/2018	21,699,744	USD	16,676,384	GBP	—	(47,087)
UBS AG	10/2/2018	1,838,777	USD	15,360,351	NOK	—	(47,479)
UBS AG	10/2/2018	873,806	USD	1,317,042	NZD	673	—
UBS AG	10/2/2018	6,185,837	USD	56,397,099	SEK	—	(155,761)
UBS AG	10/3/2018	42,659,409	HKD	5,451,860	USD	—	(109)
UBS AG	10/3/2018	4,148,141	ILS	1,140,813	USD	—	(23)
UBS AG	10/3/2018	2,620,477,749	JPY	23,072,054	USD	299	—
UBS AG	10/3/2018	1,268,782	SGD	928,606	USD	14	—
UBS AG	10/3/2018	4,375,198	USD	34,325,248	HKD	—	(11,471)
UBS AG	10/3/2018	915,519	USD	3,288,796	ILS	11,059	—
UBS AG	10/3/2018	18,515,665	USD	2,048,939,785	JPY	475,496	—
UBS AG	10/3/2018	745,220	USD	1,020,656	SGD	—	(1,796)
UBS AG	11/2/2018	8,927,534	USD	12,336,266	AUD	—	(149)
UBS AG	11/2/2018	9,154,181	USD	8,917,179	CHF	—	—
UBS AG	11/2/2018	12,347,508	USD	79,070,873	DKK	—	(235)
UBS AG	11/2/2018	31,852,085	USD	27,357,565	EUR	—	(589)
UBS AG	11/2/2018	26,950,842	USD	20,639,666	GBP	—	(1,044)
UBS AG	11/2/2018	5,296,859	USD	41,431,809	HKD	—	(201)

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC—OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	11/2/2018	2,431,408	USD	19,775,889	NOK	$—	$(106)
UBS AG	11/2/2018	1,057,106	USD	1,594,246	NZD	—	(7)
UBS AG	11/2/2018	7,833,773	USD	69,494,795	SEK	—	(325)
UBS AG	11/5/2018	1,112,887	USD	4,036,201	ILS	36	—
UBS AG	11/5/2018	22,538,289	USD	2,553,899,172	JPY	—	(1,408)
UBS AG	11/5/2018	927,979	USD	1,267,064	SGD	—	(53)
						$3,466,918	$(1,297,588)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 9.1%
Adelaide Brighton Ltd.	29,151	$130,350
AGL Energy Ltd.	25,698	362,579
Alumina Ltd.	162,484	325,656
Amcor Ltd.	37,763	373,785
AMP Ltd.	119,230	275,198
ASX Ltd.	5,443	250,711
Aurizon Holdings Ltd.	104,687	311,317
AusNet Services	162,172	190,677
Australia & New Zealand Banking Group Ltd.	99,394	2,026,609
Bank of Queensland Ltd.	13,365	106,566
Bendigo & Adelaide Bank Ltd.	22,889	178,034
BHP Billiton Ltd.	106,970	2,680,299
Boral Ltd.	35,709	178,535
Brambles Ltd.	38,257	301,721
Caltex Australia Ltd.	5,433	117,538
CIMIC Group Ltd.	9,591	356,416
Coca-Cola Amatil Ltd.	38,211	269,840
Commonwealth Bank of Australia	60,527	3,127,353
Crown Resorts Ltd.	30,182	298,965
CSR Ltd.	29,748	81,146
Downer EDI Ltd.	22,077	126,033
DuluxGroup Ltd.	13,218	73,355
Event Hospitality and Entertainment Ltd.	6,879	73,664
Fairfax Media Ltd.	107,506	64,173
Fortescue Metals Group Ltd.	219,699	623,136
Harvey Norman Holdings Ltd.(a)	78,040	198,760
Insurance Australia Group Ltd.	69,264	366,849
JB Hi-Fi Ltd.(a)	6,978	127,183
Macquarie Group Ltd.	10,033	914,972
Magellan Financial Group Ltd.	4,236	84,869
Medibank Pvt Ltd.	55,699	117,276
Metcash Ltd.	35,826	77,766
Mineral Resources Ltd.	8,478	97,535
National Australia Bank Ltd.	116,363	2,341,448
New Hope Corp., Ltd.(a)	31,563	90,208
Nine Entertainment Co. Holdings Ltd.(a)	42,338	69,232
Orora Ltd.	33,433	80,312
Platinum Asset Management Ltd.(a)	18,700	72,523
Premier Investments Ltd.	7,507	100,486
Rio Tinto Ltd.	15,957	909,339
Sonic Healthcare Ltd.	12,551	226,215
South32 Ltd.	165,962	470,721
Suncorp Group Ltd.	39,773	416,127
Super Retail Group Ltd.	14,008	89,902
Tabcorp Holdings Ltd.	67,689	238,515
Telstra Corp., Ltd.	819,159	1,890,722
Wesfarmers Ltd.	49,238	1,775,965
Westpac Banking Corp.	129,311	2,613,215
Whitehaven Coal Ltd.	30,852	121,437
Woodside Petroleum Ltd.	31,589	881,793
Woolworths Group Ltd.	40,557	824,008

Total Australia		28,101,034
Austria – 0.4%
Andritz AG	4,129	$240,990
Erste Group Bank AG*	8,573	356,281
Lenzing AG	1,202	125,721
Oesterreichische Post AG	4,825	201,865
UNIQA Insurance Group AG	11,226	112,200
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,792	108,260

Total Austria		1,145,317
Belgium – 2.4%
Ageas	5,390	289,923
Anheuser-Busch InBev S.A./N.V.	60,321	5,270,125
bpost S.A.	13,588	220,639
Cofinimmo S.A.	517	64,493
KBC Group N.V.	10,461	778,844
Proximus SADP	17,095	408,633
Solvay S.A.	2,568	344,505
Warehouses De Pauw CVA	879	115,777

Total Belgium		7,492,939
China – 4.2%
China Jinmao Holdings Group Ltd.	258,000	117,379
China Mobile Ltd.	778,000	7,670,730
China Overseas Land & Investment Ltd.	164,000	513,489
China Power International Development Ltd.	473,000	105,180
China Resources Power Holdings Co., Ltd.	236,000	417,416
CITIC Telecom International Holdings Ltd.	208,000	70,973
CNOOC Ltd.	1,495,000	2,961,380
Guangdong Investment Ltd.	168,000	298,432
Lenovo Group Ltd.	516,000	377,196
Shanghai Industrial Holdings Ltd.	57,000	126,312
Shenzhen Investment Ltd.	194,000	61,982
Sino-Ocean Group Holding Ltd.	264,500	116,618
Yuexiu Property Co., Ltd.	452,000	80,870

Total China		12,917,957
Denmark – 0.5%
Danske Bank A/S	23,523	618,086
ISS A/S	4,881	171,814
Pandora A/S	3,383	211,347
Scandinavian Tobacco Group A/S Class A(b)	4,990	76,556
Topdanmark A/S	6,117	279,538
Tryg A/S	9,658	240,534

Total Denmark		1,597,875
Finland – 2.0%
DNA Oyj	2,914	65,188
Elisa Oyj	5,653	239,854
Fortum Oyj	40,406	1,013,252
Kesko Oyj Class B	2,908	158,040
Kone Oyj Class B	15,086	806,380
Konecranes Oyj	2,103	80,558
Metso Oyj	5,331	189,102
Nokia Oyj	182,600	1,013,153
Nokian Renkaat Oyj	4,906	201,094

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2018

Investments	Shares	Value

Orion Oyj Class B	5,791	$219,410
Outokumpu Oyj	16,353	96,186
Sampo Oyj Class A	20,044	1,038,337
Tieto Oyj	5,065	156,723
UPM-Kymmene Oyj	17,970	705,479
Valmet Oyj	3,465	77,312

Total Finland		6,060,068
France – 10.6%
ALD S.A.(b)	12,472	228,158
Amundi S.A.(b)	4,783	358,549
AXA S.A.	78,753	2,117,567
BNP Paribas S.A.	37,722	2,309,440
Bouygues S.A.	14,631	632,683
Carrefour S.A.	27,502	527,069
Casino Guichard Perrachon S.A.(a)	8,520	358,432
Cie Generale des Etablissements Michelin SCA	4,780	571,575
CNP Assurances	15,011	361,956
Covivio	2,231	232,570
Credit Agricole S.A.	83,620	1,202,985
Electricite de France S.A.	100,378	1,763,409
Engie S.A.	105,030	1,545,032
Eutelsat Communications S.A.	14,749	348,786
Gaztransport Et Technigaz S.A.	1,921	145,700
ICADE	2,977	275,240
Kaufman & Broad S.A.	1,861	87,327
Klepierre S.A.	11,117	394,215
Lagardere SCA	6,988	215,170
Metropole Television S.A.	7,514	151,510
Natixis S.A.	107,559	730,089
Nexity S.A.	1,726	95,386
Orange S.A.	99,929	1,594,187
Publicis Groupe S.A.	6,768	404,686
Renault S.A.	9,272	802,322
Rexel S.A.	9,006	135,306
Sanofi	47,471	4,221,330
Schneider Electric SE	16,114	1,297,047
SCOR SE	4,150	192,809
Societe BIC S.A.	1,567	143,512
Societe Generale S.A.	25,580	1,098,422
Sodexo S.A.	3,734	396,145
Suez	28,673	407,637
TOTAL S.A.	102,833	6,669,557
Unibail-Rodamco-Westfield	3,172	638,190
Veolia Environnement S.A.	18,307	365,521

Total France		33,019,519
Germany – 8.5%
Aareal Bank AG	2,502	104,677
Allianz SE Registered Shares	10,735	2,393,990
AURELIUS Equity Opportunities SE & Co. KGaA	1,819	96,300
Axel Springer SE	3,370	226,831
BASF SE	28,188	2,506,274
Bayerische Motoren Werke AG	24,702	2,229,606
CECONOMY AG	12,126	85,689
Daimler AG Registered Shares	54,287	3,427,002
Deutsche Lufthansa AG Registered Shares	11,979	294,412
Deutsche Post AG Registered Shares	39,152	1,396,538
Deutsche Telekom AG Registered Shares	187,924	3,030,729
E.ON SE	56,413	575,298
Evonik Industries AG	14,928	534,904
Freenet AG	8,260	198,595
Hannover Rueck SE	2,937	415,158
Hugo Boss AG	2,338	180,098
Innogy SE*	20,481	869,476
LEG Immobilien AG	875	103,918
Linde AG	5,386	1,274,314
MAN SE	3,697	402,139
METRO AG	16,861	264,384
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	4,231	937,404
ProSiebenSat.1 Media SE	17,214	447,267
Siemens AG Registered Shares	22,735	2,913,714
Talanx AG	4,142	157,510
Telefonica Deutschland Holding AG	188,249	796,109
TLG Immobilien AG	2,160	56,399
TUI AG	18,538	356,460

Total Germany		26,275,195
Hong Kong – 2.1%
Bank of East Asia Ltd. (The)	53,600	200,018
BOC Hong Kong Holdings Ltd.	177,047	841,691
CLP Holdings Ltd.	72,500	849,164
Hang Lung Properties Ltd.	127,000	248,323
Hang Seng Bank Ltd.	37,718	1,024,786
Henderson Land Development Co., Ltd.	94,200	473,715
Hopewell Holdings Ltd.	46,500	153,021
Hysan Development Co., Ltd.	22,000	111,196
New World Development Co., Ltd.	263,489	359,629
PCCW Ltd.	417,380	243,230
Power Assets Holdings Ltd.	83,518	581,698
Sino Land Co., Ltd.	166,000	284,696
Sun Hung Kai Properties Ltd.	57,500	837,711
Swire Pacific Ltd. Class B	87,500	154,763
Wharf Holdings Ltd. (The)	100,000	272,208

Total Hong Kong		6,635,849
Israel – 0.5%
Bank Leumi Le-Israel BM	46,439	306,383
Bezeq Israeli Telecommunication Corp., Ltd.	217,986	250,766
Delek Automotive Systems Ltd.	12,450	67,588
Delek Group Ltd.	1,194	201,616
First International Bank of Israel Ltd.	7,308	164,983
Harel Insurance Investments & Financial Services Ltd.	22,592	173,718
Israel Chemicals Ltd.	53,753	328,177
Mediterranean Towers Ltd.	43,366	78,546

Total Israel		1,571,777

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2018

Investments	Shares	Value

Italy – 3.5%
A2A SpA	80,402	$139,613
ACEA SpA	6,660	99,867
Ascopiave SpA	15,701	55,257
Assicurazioni Generali SpA	56,219	971,639
Atlantia SpA	37,130	770,670
Azimut Holding SpA(a)	4,610	69,609
Banca Mediolanum SpA	27,240	185,406
De’ Longhi SpA	6,379	200,493
Ei Towers SpA	826	54,494
Enav SpA(b)	22,462	109,524
Enel SpA	350,084	1,794,018
Eni SpA	167,860	3,174,490
ERG SpA	6,890	140,368
FinecoBank Banca Fineco SpA	10,826	144,794
Hera SpA	23,001	71,651
Intesa Sanpaolo SpA	54,478	139,271
Italgas SpA	29,438	159,815
MARR SpA	2,524	74,053
Mediobanca Banca di Credito Finanziario SpA	22,034	220,198
Poste Italiane SpA(b)	46,000	367,698
Saras SpA	48,413	103,635
Snam SpA	173,168	721,872
Telecom Italia SpA RSP	248,037	133,503
Terna Rete Elettrica Nazionale SpA	77,352	413,374
Unipol Gruppo SpA	25,867	115,251
UnipolSai Assicurazioni SpA(a)	129,252	304,756
Zignago Vetro SpA	6,042	60,002

Total Italy		10,795,321
Japan – 9.6%
Amada Holdings Co., Ltd.	16,200	173,003
Autobacs Seven Co., Ltd.(a)	3,400	58,370
Bridgestone Corp.	25,300	956,226
Canon, Inc.	52,900	1,681,287
Chugoku Electric Power Co., Inc. (The)(a)	8,600	110,543
Daito Trust Construction Co., Ltd.	1,500	193,005
Daiwa Securities Group, Inc.	43,900	267,145
Heiwa Corp.	2,200	49,080
Hirose Electric Co., Ltd.(a)	800	87,476
ITOCHU Corp.	51,500	943,082
IwaiCosmo Holdings, Inc.	5,100	72,110
Japan Exchange Group, Inc.	10,100	176,062
Japan Post Holdings Co., Ltd.	103,500	1,231,958
Japan Tobacco, Inc.	77,200	2,015,893
JFE Holdings, Inc.	20,400	468,220
Konica Minolta, Inc.	13,400	142,512
Lawson, Inc.	3,300	201,048
Marubeni Corp.	66,900	612,546
Marusan Securities Co., Ltd.(a)	3,500	29,797
Matsui Securities Co., Ltd.(a)	10,400	109,324
Mitsubishi Chemical Holdings Corp.	41,800	400,207
Mitsubishi Corp.	51,100	1,575,042
Mitsubishi Tanabe Pharma Corp.	14,500	242,550
Mizuho Financial Group, Inc.	609,900	1,064,244
MS&AD Insurance Group Holdings, Inc.	12,700	424,209
Nissan Motor Co., Ltd.(a)	189,500	1,774,295
Nomura Holdings, Inc.	78,300	374,111
NSK Ltd.	19,400	222,378
NTT DOCOMO, Inc.	118,400	3,184,505
Okumura Corp.	2,900	91,020
Resona Holdings, Inc.	36,200	203,429
Sankyo Co., Ltd.	3,000	117,401
Seiko Epson Corp.	10,300	175,740
Sekisui House Ltd.	28,700	437,758
Sony Financial Holdings, Inc.	7,100	156,521
Subaru Corp.(a)	29,800	913,008
Sumitomo Chemical Co., Ltd.	49,000	286,878
Sumitomo Corp.	40,100	668,833
Sumitomo Mitsui Financial Group, Inc.	30,300	1,223,364
Sumitomo Rubber Industries Ltd.(a)	6,200	93,067
Takeda Pharmaceutical Co., Ltd.(a)	28,500	1,219,690
Tokai Tokyo Financial Holdings, Inc.	18,700	107,671
Toyota Motor Corp.	82,800	5,172,039

Total Japan		29,706,647
Netherlands – 2.0%
ABN AMRO Group N.V. CVA(b)	33,056	900,352
Aegon N.V.	61,603	399,832
Akzo Nobel N.V.	6,916	646,972
ASR Nederland N.V.	3,857	183,945
BE Semiconductor Industries N.V.	7,960	167,991
Boskalis Westminster(a)	6,684	210,467
ING Groep N.V.	107,004	1,390,005
Koninklijke Ahold Delhaize N.V.	32,758	751,456
Koninklijke KPN N.V.	138,788	366,251
Koninklijke Volkerwessels N.V.	2,717	57,120
NN Group N.V.	8,199	365,974
PostNL N.V.	28,770	102,922
Randstad N.V.	6,249	333,733
Signify N.V.(b)	6,177	159,993
Sligro Food Group N.V.	829	35,434

Total Netherlands		6,072,447
New Zealand – 0.7%
Air New Zealand Ltd.	90,828	186,063
Auckland International Airport Ltd.	55,852	270,298
Chorus Ltd.	37,818	121,847
Contact Energy Ltd.	49,202	190,166
Genesis Energy Ltd.	91,362	156,570
Infratil Ltd.	25,954	61,340
Mercury NZ Ltd.	62,884	140,283
Meridian Energy Ltd.	141,373	307,881
Skellerup Holdings Ltd.	89,815	127,422
SKYCITY Entertainment Group Ltd.	43,465	115,549
Spark New Zealand Ltd.	122,842	329,824
Trade Me Group Ltd.	44,278	153,228
Vector Ltd.	51,144	116,975

Total New Zealand		2,277,446

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2018

Investments	Shares	Value

Norway – 2.3%
Aker ASA Class A	2,197	$198,027
Atea ASA*	6,359	103,077
DNB ASA	40,999	862,191
Entra ASA(a)(b)	3,379	48,548
Equinor ASA	96,043	2,706,749
Gjensidige Forsikring ASA	13,874	233,752
Marine Harvest ASA	30,765	712,333
Norsk Hydro ASA	47,325	283,951
Ocean Yield ASA	15,808	129,286
Orkla ASA	26,113	220,492
Salmar ASA	5,691	283,876
SpareBank 1 SR-Bank ASA	5,778	70,244
Storebrand ASA	5,983	53,414
Telenor ASA	56,911	1,111,901
Veidekke ASA	7,005	76,473

Total Norway		7,094,314
Portugal – 0.6%
Altri, SGPS, S.A.	9,656	92,640
CTT-Correios de Portugal S.A.	20,733	81,299
EDP – Energias de Portugal S.A.	160,618	592,880
Galp Energia, SGPS, S.A.	23,752	471,478
Jeronimo Martins, SGPS, S.A.	26,474	390,058
NOS, SGPS, S.A.	33,267	199,380
REN – Redes Energeticas Nacionais, SGPS, S.A.	24,643	69,554
Sonae, SGPS, S.A.	66,414	68,847

Total Portugal		1,966,136
Singapore – 1.8%
CapitaLand Ltd.	97,700	240,970
ComfortDelGro Corp., Ltd.	91,100	162,018
DBS Group Holdings Ltd.	46,400	885,992
Frasers Property Ltd.(a)	88,000	108,845
Hi-P International Ltd.(a)	122,900	90,847
Hutchison Port Holdings Trust	788,123	197,031
Jardine Cycle & Carriage Ltd.	11,600	271,588
Keppel Infrastructure Trust	241,200	87,382
M1 Ltd.	65,600	101,303
NetLink NBN Trust	54,700	31,226
Olam International Ltd.	104,300	154,959
Oversea-Chinese Banking Corp., Ltd.	75,347	630,856
SATS Ltd.	34,300	131,040
Sheng Siong Group Ltd.	55,100	45,165
Singapore Exchange Ltd.	20,100	108,418
Singapore Technologies Engineering Ltd.	137,700	358,775
Singapore Telecommunications Ltd.	767,900	1,820,907
StarHub Ltd.	131,500	179,972

Total Singapore		5,607,294
Spain – 5.1%
Acciona S.A.(a)	1,593	144,432
Acerinox S.A.	9,108	130,333
ACS Actividades de Construccion y Servicios S.A.	9,656	411,382
Aena SME S.A.(b)	5,451	946,534
Atresmedia Corp. de Medios de Comunicacion S.A.	12,893	80,117
Banco Bilbao Vizcaya Argentaria S.A.	139,332	888,469
Banco de Sabadell S.A.	151,377	235,429
Banco Santander S.A.	408,716	2,058,164
Bankia S.A.	50,890	199,610
Bankinter S.A.	10,995	101,297
Bolsas y Mercados Espanoles SHMSF S.A.	3,548	114,729
CaixaBank S.A.	130,958	599,000
Cia de Distribucion Integral Logista Holdings S.A.	5,446	139,921
Distribuidora Internacional de Alimentacion S.A.(a)	58,270	135,361
Enagas S.A.	9,968	269,184
Endesa S.A.	64,501	1,394,222
Faes Farma S.A.	15,702	66,386
Ferrovial S.A.	27,703	575,003
Iberdrola S.A.	264,536	1,947,404
Mapfre S.A.	89,216	279,993
Mediaset Espana Comunicacion S.A.	25,063	183,106
Naturgy Energy Group S.A.	39,940	1,090,636
Obrascon Huarte Lain S.A.(a)	39,794	79,361
Red Electrica Corp. S.A.	20,360	426,612
Repsol S.A.	63,443	1,264,872
Tecnicas Reunidas S.A.(a)	2,600	80,058
Telefonica S.A.	247,159	1,957,278
Zardoya Otis S.A.	15,250	142,234

Total Spain		15,941,127
Sweden – 3.3%
Axfood AB	8,953	167,519
BillerudKorsnas AB(a)	4,608	59,483
Castellum AB	5,234	93,637
Com Hem Holding AB	5,883	97,243
Electrolux AB Series B	7,864	173,317
Hemfosa Fastigheter AB	4,954	68,239
Hennes & Mauritz AB Class B(a)	91,433	1,688,589
Holmen AB Class B	3,222	83,800
ICA Gruppen AB(a)	7,361	233,415
Intrum AB(a)	6,072	157,788
JM AB	7,168	140,649
Modern Times Group MTG AB Class B	2,031	74,451
NCC AB Class B(a)	7,942	140,654
Nobia AB	8,642	61,123
Nordea Bank AB	189,810	2,067,309
Peab AB	17,068	156,128
Skandinaviska Enskilda Banken AB Class A	83,173	928,135
Skanska AB Class B	20,078	394,078
SKF AB Class B	15,694	309,443
Svenska Handelsbanken AB Class A	56,157	708,814
Swedbank AB Class A	44,163	1,093,994
Swedish Match AB	6,767	346,218
Tele2 AB Class B	14,682	176,649
Telia Co. AB	202,548	929,700

Total Sweden		10,350,375

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2018

Investments	Shares	Value

Switzerland – 9.6%
ABB Ltd. Registered Shares	66,940	$1,589,208
Adecco Group AG Registered Shares	5,205	274,637
Baloise Holding AG Registered Shares	448	68,658
GAM Holding AG*	4,401	31,404
Helvetia Holding AG Registered Shares	91	55,710
Kuehne + Nagel International AG Registered Shares	3,716	591,562
LafargeHolcim Ltd. Registered Shares*	20,173	1,000,596
Nestle S.A. Registered Shares	83,731	7,013,586
Novartis AG Registered Shares	84,416	7,293,930
Oriflame Holding AG	2,224	56,868
Roche Holding AG Genusschein	23,197	5,646,076
SGS S.A. Registered Shares	200	529,074
Sulzer AG Registered Shares	916	110,561
Sunrise Communications Group AG*(b)	1,720	156,452
Swiss Life Holding AG Registered Shares*	524	199,558
Swiss Re AG	11,213	1,040,026
Swisscom AG Registered Shares	2,139	975,338
UBS Group AG Registered Shares*	92,744	1,471,675
Zurich Insurance Group AG	5,299	1,682,791

Total Switzerland		29,787,710
United Kingdom – 20.8%
Admiral Group PLC	8,429	228,630
Aggreko PLC	6,391	72,691
Anglo American PLC	53,375	1,199,271
Antofagasta PLC	30,964	345,237
Ashmore Group PLC	20,070	95,267
AstraZeneca PLC	41,534	3,229,704
Aviva PLC	128,587	820,812
Babcock International Group PLC	13,842	130,506
BAE Systems PLC	108,237	888,940
Barratt Developments PLC	73,115	540,609
BBA Aviation PLC	15,637	61,297
BCA Marketplace PLC	25,700	68,369
Bellway PLC	4,282	168,300
BHP Billiton PLC	82,187	1,791,124
Bovis Homes Group PLC	5,177	72,405
BP PLC	950,725	7,306,098
Brewin Dolphin Holdings PLC	9,459	42,309
British American Tobacco PLC	100,307	4,688,716
British Land Co. PLC (The)	26,458	212,812
Britvic PLC	7,514	76,674
BT Group PLC	605,614	1,779,308
Card Factory PLC	39,841	102,870
Carnival PLC	4,485	278,630
Centrica PLC	377,753	763,051
Crest Nicholson Holdings PLC	15,945	72,817
Daily Mail & General Trust PLC Class A Non-Voting Shares	14,359	131,448
Direct Line Insurance Group PLC	59,856	252,821
Dixons Carphone PLC	67,572	149,491
Drax Group PLC	12,843	65,015
Dunelm Group PLC	16,268	116,042
Evraz PLC	84,178	621,970
G4S PLC	50,176	158,345
Galliford Try PLC	9,684	127,673
Games Workshop Group PLC	2,026	100,000
GlaxoSmithKline PLC	234,989	4,709,329
Go-Ahead Group PLC (The)	3,144	65,886
Greene King PLC	12,651	80,871
Halfords Group PLC	17,177	70,873
Hammerson PLC	15,743	93,759
HSBC Holdings PLC	596,910	5,213,725
Ibstock PLC(b)	12,682	38,963
IMI PLC	8,289	118,578
Imperial Brands PLC	58,166	2,025,990
Inchcape PLC	11,618	101,357
Inmarsat PLC	17,532	114,313
International Consolidated Airlines Group S.A.	53,514	460,082
Intu Properties PLC(a)	81,947	164,676
Investec PLC	14,427	101,518
ITV PLC	180,040	370,602
J Sainsbury PLC	89,914	377,318
John Wood Group PLC	19,390	195,103
Jupiter Fund Management PLC	18,984	100,336
Kingfisher PLC	64,248	216,159
Land Securities Group PLC	13,814	159,137
Legal & General Group PLC	219,348	749,999
Lloyds Banking Group PLC	1,865,721	1,442,035
Man Group PLC	47,489	109,241
Marks & Spencer Group PLC	91,485	344,541
Meggitt PLC	20,257	149,621
Micro Focus International PLC	14,254	265,714
Morgan Advanced Materials PLC	13,045	56,512
National Express Group PLC	9,628	49,066
National Grid PLC	167,975	1,733,544
NEX Group PLC	5,915	76,672
Pagegroup PLC	15,609	116,430
Pennon Group PLC	14,969	139,219
Persimmon PLC	26,497	817,188
Redrow PLC	9,667	73,557
Rio Tinto PLC	58,678	2,968,938
Royal Dutch Shell PLC Class A	212,033	7,289,963
Royal Mail PLC	39,392	245,082
RPC Group PLC	9,842	102,034
Saga PLC	63,294	107,960
Schroders PLC Non-Voting Shares	2,766	91,979
Severn Trent PLC	8,711	210,039
SSE PLC	59,357	887,055
St. James’s Place PLC	12,083	180,258
Standard Life Aberdeen PLC	116,034	462,870
TalkTalk Telecom Group PLC(a)	93,451	150,259
Tate & Lyle PLC	16,526	147,148
Telford Homes PLC	11,008	59,717
Travis Perkins PLC	5,535	76,907
United Utilities Group PLC	26,226	240,768
Vedanta Resources PLC	113	1,227

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2018

Investments	Shares	Value

Vodafone Group PLC	1,739,911	$3,732,390
William Hill PLC	38,746	127,378

Total United Kingdom		64,743,138
TOTAL COMMON STOCKS (Cost: $305,104,315)		309,159,485
RIGHTS – 0.0%
Australia – 0.0%
Harvey Norman Holdings Ltd., expiring 10/15/18*(a)
(Cost $0)	4,621	2,675
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $3,785,142)(d)	3,785,142	3,785,142
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $308,889,457)		312,947,302
Other Assets less Liabilities – (0.8)%		(2,398,256)

NET ASSETS – 100.0%		$310,549,046
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,905,764. The Fund also had securities on loan having a total market value of $73,101 that were sold and pending settlement. The total market value of the collateral held by the Fund was $8,430,127. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,644,985.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2018	36,135	USD	50,000	AUD	$—	$(43)
State Street Bank and Trust	10/2/2018	10,474	USD	1,190,000	JPY	—	(3)
State Street Bank and Trust	10/2/2018	23,087	USD	188,000	NOK	1	—
State Street Bank and Trust	10/3/2018	12,522	USD	98,000	HKD	—	(2)
						$1	$(48)

CURRENCY LEGEND
AUD – Australian dollar
HKD – Hong Kong dollar
JPY – Japanese yen
NOK – Norwegian krone
USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 6.4%
Australia & New Zealand Banking Group Ltd.	138,738	$2,828,819
BHP Billiton Ltd.	122,261	3,063,438
Commonwealth Bank of Australia	85,851	4,435,812
CSL Ltd.	5,345	777,768
Macquarie Group Ltd.	12,830	1,170,048
National Australia Bank Ltd.	160,269	3,224,922
Rio Tinto Ltd.	17,594	1,002,626
Telstra Corp., Ltd.	911,820	2,104,595
Wesfarmers Ltd.	51,970	1,874,505
Westpac Banking Corp.	180,505	3,647,782
Woodside Petroleum Ltd.	32,787	915,235
Woolworths Group Ltd.	41,501	843,188

Total Australia		25,888,738
Austria – 0.3%
Erste Group Bank AG*	11,424	474,764
OMV AG	9,952	559,352

Total Austria		1,034,116
Belgium – 1.8%
Anheuser-Busch InBev S.A./N.V.	70,483	6,157,958
KBC Group N.V.	15,270	1,136,884

Total Belgium		7,294,842
China – 3.6%
China Mobile Ltd.	914,986	9,021,351
China Overseas Land & Investment Ltd.	248,000	776,495
CITIC Ltd.	873,273	1,301,277
CNOOC Ltd.	1,710,529	3,388,312
Fosun International Ltd.	201,000	354,484

Total China		14,841,919
Denmark – 1.1%
Coloplast A/S Class B	5,272	539,324
Danske Bank A/S	33,888	890,435
Novo Nordisk A/S Class B	53,202	2,505,827
Orsted A/S(a)	10,441	709,526

Total Denmark		4,645,112
Finland – 1.3%
Fortum Oyj	48,379	1,213,189
Kone Oyj Class B	16,602	887,414
Nokia Oyj	206,369	1,145,035
Sampo Oyj Class A	26,455	1,370,445
UPM-Kymmene Oyj	20,494	804,567

Total Finland		5,420,650
France – 13.2%
Accor S.A.	7,750	398,052
Aeroports de Paris	1,879	423,178
Air Liquide S.A.	10,040	1,321,243
Airbus SE	11,197	1,406,914
AXA S.A.	109,151	2,934,930
BNP Paribas S.A.	54,161	3,315,879
Bouygues S.A.	16,139	697,893
Capgemini SE	3,012	379,230
Christian Dior SE	2,347	1,005,909
Cie de Saint-Gobain	17,093	737,459
Cie Generale des Etablissements Michelin SCA	5,540	662,453
CNP Assurances	22,932	552,953
Credit Agricole S.A.	118,576	1,705,874
Danone S.A.	19,189	1,486,611
Electricite de France S.A.	112,862	1,982,724
Engie S.A.	117,028	1,721,528
Essilor International Cie Generale d’Optique S.A.	3,003	444,543
Hermes International	827	548,096
Kering S.A.	1,441	772,757
L’Oreal S.A.	9,373	2,261,175
Legrand S.A.	5,467	398,648
LVMH Moet Hennessy Louis Vuitton SE	8,342	2,951,339
Natixis S.A.	150,460	1,021,293
Orange S.A.	115,645	1,844,907
Pernod Ricard S.A.	3,782	620,701
Peugeot S.A.	22,965	619,633
Publicis Groupe S.A.	7,834	468,426
Renault S.A.	10,664	922,774
Safran S.A.	6,675	935,788
Sanofi	54,360	4,833,931
Schneider Electric SE	17,240	1,387,681
Societe Generale S.A.	37,301	1,601,729
Thales S.A.	3,379	480,188
TOTAL S.A.	117,566	7,625,111
Unibail-Rodamco-Westfield	4,324	869,967
Vinci S.A.	16,822	1,602,568
Vivendi S.A.	27,321	703,528

Total France		53,647,613
Germany – 8.9%
adidas AG	2,665	652,819
Allianz SE Registered Shares	15,336	3,420,049
BASF SE	31,682	2,816,935
Bayer AG Registered Shares	23,097	2,052,546
Bayerische Motoren Werke AG	27,289	2,463,109
Continental AG	4,103	714,607
Covestro AG(a)	5,791	469,895
Daimler AG Registered Shares	60,733	3,833,923
Deutsche Boerse AG	3,669	491,782
Deutsche Post AG Registered Shares	45,981	1,640,126
Deutsche Telekom AG Registered Shares	220,222	3,551,613
E.ON SE	69,693	710,727
Evonik Industries AG	17,454	625,416
Fresenius Medical Care AG & Co. KGaA	4,714	485,003
Fresenius SE & Co. KGaA	6,604	485,085
HeidelbergCement AG	4,913	384,158
Henkel AG & Co. KGaA	4,870	517,287
Infineon Technologies AG	14,311	325,297
Innogy SE*	25,358	1,076,518
Linde AG	6,344	1,500,974
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	5,897	1,306,516

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2018

Investments	Shares	Value

SAP SE	17,029	$2,096,593
Siemens AG Registered Shares	25,778	3,303,705
Volkswagen AG	7,190	1,253,512

Total Germany		36,178,195
Hong Kong – 2.5%
AIA Group Ltd.	141,000	1,259,556
BOC Hong Kong Holdings Ltd.	247,215	1,175,274
CLP Holdings Ltd.	87,000	1,018,997
Galaxy Entertainment Group Ltd.	56,000	355,327
Hang Seng Bank Ltd.	52,195	1,418,121
Henderson Land Development Co., Ltd.	125,566	631,449
Hong Kong & China Gas Co., Ltd.	333,780	662,876
Hong Kong Exchanges & Clearing Ltd.	22,870	654,690
MTR Corp., Ltd.	149,500	787,154
New World Development Co., Ltd.	330,000	450,408
Sun Hung Kai Properties Ltd.	76,942	1,120,959
Swire Properties Ltd.	116,600	441,819
Wheelock & Co., Ltd.	44,000	264,003

Total Hong Kong		10,240,633
Ireland – 0.1%
CRH PLC	17,626	576,918
Italy – 2.9%
Assicurazioni Generali SpA	75,485	1,304,616
Atlantia SpA	41,325	857,742
Enel SpA	406,332	2,082,263
Eni SpA	188,881	3,572,030
Intesa Sanpaolo SpA	1,010,449	2,583,173
Luxottica Group SpA	9,087	617,652
UniCredit SpA	40,890	615,708

Total Italy		11,633,184
Japan – 14.8%
Asahi Group Holdings Ltd.	7,900	342,541
Asahi Kasei Corp.	36,300	550,644
Astellas Pharma, Inc.	44,900	783,482
Bridgestone Corp.	26,900	1,016,699
Canon, Inc.	57,600	1,830,664
Chugai Pharmaceutical Co., Ltd.	7,600	488,445
Dai-ichi Life Holdings, Inc.	25,100	522,728
Daiichi Sankyo Co., Ltd.	13,200	572,347
Daikin Industries Ltd.	3,900	519,325
Daiwa House Industry Co., Ltd.	15,900	471,464
Denso Corp.	19,300	1,019,331
East Japan Railway Co.	5,900	548,263
Eisai Co., Ltd.	6,500	632,918
FANUC Corp.	5,500	1,037,197
Fast Retailing Co., Ltd.	900	458,934
FUJIFILM Holdings Corp.	9,800	441,317
Hitachi Ltd.	18,100	615,099
Honda Motor Co., Ltd.	51,800	1,568,343
ITOCHU Corp.	55,700	1,019,994
Japan Post Holdings Co., Ltd.	144,600	1,721,171
Japan Tobacco, Inc.	87,309	2,279,865
JXTG Holdings, Inc.	91,200	689,149
Kao Corp.	7,600	613,835
KDDI Corp.	76,300	2,108,603
Kirin Holdings Co., Ltd.	15,300	392,114
Komatsu Ltd.	25,000	760,664
Kubota Corp.	24,400	414,812
Mitsubishi Corp.	55,100	1,698,333
Mitsubishi Electric Corp.	58,400	800,278
Mitsubishi Estate Co., Ltd.	19,100	324,877
Mitsubishi UFJ Financial Group, Inc.	326,100	2,035,810
Mitsui Fudosan Co., Ltd.	14,400	340,904
Mizuho Financial Group, Inc.	772,898	1,348,667
MS&AD Insurance Group Holdings, Inc.	17,500	584,540
Murata Manufacturing Co., Ltd.	3,600	553,541
Nidec Corp.	2,200	316,582
Nintendo Co., Ltd.	2,500	912,532
Nippon Steel & Sumitomo Metal Corp.	30,000	634,811
Nippon Telegraph & Telephone Corp.	59,500	2,688,330
Nissan Motor Co., Ltd.	197,700	1,851,071
Nomura Holdings, Inc.	110,600	528,438
NTT DOCOMO, Inc.	135,800	3,652,498
Otsuka Holdings Co., Ltd.	10,800	544,540
Panasonic Corp.	49,000	570,951
Recruit Holdings Co., Ltd.	13,900	464,047
Secom Co., Ltd.	5,700	464,792
Seven & I Holdings Co., Ltd.	17,500	779,592
Shin-Etsu Chemical Co., Ltd.	6,700	593,701
SoftBank Group Corp.	6,500	656,381
Sompo Holdings, Inc.	8,600	366,381
Sony Corp.	7,400	453,831
Subaru Corp.	32,300	989,603
Sumitomo Corp.	41,700	695,520
Sumitomo Mitsui Financial Group, Inc.	42,000	1,695,752
Sumitomo Mitsui Trust Holdings, Inc.	9,700	399,324
Suzuki Motor Corp.	6,800	389,615
Takeda Pharmaceutical Co., Ltd.(b)	33,000	1,412,273
Tokio Marine Holdings, Inc.	18,100	898,267
Tokyo Electron Ltd.	5,900	810,838
Toyota Motor Corp.	94,100	5,877,884
Yahoo Japan Corp.	141,100	508,077

Total Japan		60,262,529
Netherlands – 2.2%
ABN AMRO Group N.V. CVA(a)	47,646	1,297,742
Akzo Nobel N.V.	8,039	752,026
ASML Holding N.V.	3,648	681,757
Heineken Holding N.V.	5,040	456,609
Heineken N.V.	9,331	875,273
ING Groep N.V.	159,682	2,074,303
Koninklijke Ahold Delhaize N.V.	37,069	850,348
Koninklijke DSM N.V.	4,007	424,643
Koninklijke Philips N.V.	21,460	977,963
Wolters Kluwer N.V.	5,809	362,187

Total Netherlands		8,752,851

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2018

Investments	Shares	Value

Norway – 1.4%
DNB ASA	56,674	$1,191,829
Equinor ASA	108,762	3,065,205
Telenor ASA	65,213	1,274,101

Total Norway		5,531,135
Singapore – 1.2%
DBS Group Holdings Ltd.	69,000	1,317,532
Oversea-Chinese Banking Corp., Ltd.	101,755	851,961
Singapore Telecommunications Ltd.	854,500	2,026,260
United Overseas Bank Ltd.	39,686	786,546

Total Singapore		4,982,299
Spain – 4.3%
Aena SME S.A.(a)	6,126	1,063,744
Amadeus IT Group S.A.	7,047	654,971
Banco Bilbao Vizcaya Argentaria S.A.	210,167	1,340,158
Banco Santander S.A.	593,326	2,987,801
CaixaBank S.A.	195,698	895,120
Endesa S.A.	68,955	1,490,497
Iberdrola S.A.	298,740	2,199,200
Industria de Diseno Textil S.A.	73,100	2,216,886
Naturgy Energy Group S.A.	44,899	1,226,050
Repsol S.A.	72,008	1,435,633
Telefonica S.A.	268,226	2,124,109

Total Spain		17,634,169
Sweden – 3.2%
Assa Abloy AB Class B	19,396	389,634
Atlas Copco AB Class A	22,159	638,368
Essity AB Class B	18,149	455,909
Hennes & Mauritz AB Class B(b)	103,438	1,910,298
Nordea Bank AB	261,653	2,849,785
Sandvik AB	29,943	531,137
Skandinaviska Enskilda Banken AB Class A	116,718	1,302,466
Svenska Handelsbanken AB Class A	84,829	1,070,712
Swedbank AB Class A	59,800	1,481,350
Telefonaktiebolaget LM Ericsson Class B	47,335	419,847
Telia Co. AB	218,233	1,001,695
Volvo AB Class B	47,070	831,500

Total Sweden		12,882,701
Switzerland – 9.5%
ABB Ltd. Registered Shares	74,048	1,757,958
Cie Financiere Richemont S.A. Registered Shares	10,396	851,433
Credit Suisse Group AG Registered Shares*	38,999	588,898
Geberit AG Registered Shares	904	421,274
Givaudan S.A. Registered Shares	250	617,578
Kuehne + Nagel International AG Registered Shares	4,472	711,912
LafargeHolcim Ltd. Registered Shares*	22,781	1,129,954
Nestle S.A. Registered Shares	96,095	8,049,235
Novartis AG Registered Shares	96,086	8,302,271
Partners Group Holding AG	654	521,232
Roche Holding AG Bearer Shares	5,886	1,438,961
Roche Holding AG Genusschein	27,323	6,650,331
SGS S.A. Registered Shares	245	648,116
Swiss Re AG	15,434	1,431,532
Swisscom AG Registered Shares	2,520	1,149,066
UBS Group AG Registered Shares*	131,188	2,081,710
Zurich Insurance Group AG	7,104	2,256,000

Total Switzerland		38,607,461
United Kingdom – 20.8%
Anglo American PLC	60,549	1,360,462
Associated British Foods PLC	12,336	368,387
AstraZeneca PLC	47,101	3,662,596
Aviva PLC	172,949	1,103,989
BAE Systems PLC	117,369	963,940
Barclays PLC	213,594	478,471
BHP Billiton PLC	92,241	2,010,234
BP PLC	1,085,410	8,341,120
British American Tobacco PLC	116,804	5,459,846
BT Group PLC	709,000	2,083,059
Coca-Cola European Partners PLC	12,518	567,046
Compass Group PLC	35,094	780,739
Diageo PLC	62,053	2,200,220
GlaxoSmithKline PLC	271,093	5,432,876
HSBC Holdings PLC	848,230	7,408,886
Imperial Brands PLC	66,684	2,322,681
International Consolidated Airlines Group S.A.	64,515	554,663
Legal & General Group PLC	265,259	906,978
Lloyds Banking Group PLC	2,745,517	2,122,038
National Grid PLC	195,836	2,021,076
Prudential PLC	52,553	1,205,816
Reckitt Benckiser Group PLC	19,390	1,774,032
RELX PLC	54,534	1,147,793
Rio Tinto PLC	67,397	3,410,094
Royal Dutch Shell PLC Class A	242,001	8,320,301
Royal Dutch Shell PLC Class B	196,251	6,881,717
Sky PLC	18,312	412,881
Smith & Nephew PLC	20,204	368,727
SSE PLC	68,079	1,017,400
Standard Chartered PLC	33,405	277,227
Tesco PLC	116,701	364,937
Unilever N.V. CVA	52,498	2,924,733
Unilever PLC	41,078	2,258,416
Vodafone Group PLC	2,005,749	4,302,656

Total United Kingdom		84,816,037
TOTAL COMMON STOCKS (Cost: $380,555,664)		404,871,102
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(b)(c)
(Cost: $118,415)	1,867	122,419

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2018

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $1,192,061)(e)	1,192,061	$1,192,061
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $381,866,140)		406,185,582
Other Assets less Liabilities – 0.2%		691,112

NET ASSETS – 100.0%		$406,876,694
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,180,528. The total market value of the collateral held by the Fund was $3,443,127. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,251,066.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 8.8%
Adelaide Brighton Ltd.	44,793	$200,294
AGL Energy Ltd.	66,123	932,945
Alumina Ltd.	395,801	793,278
Amcor Ltd.	100,928	999,002
AMP Ltd.	416,404	961,113
Aristocrat Leisure Ltd.	20,462	421,062
ASX Ltd.	16,284	750,061
Aurizon Holdings Ltd.	193,464	575,322
AusNet Services	424,417	499,016
Bank of Queensland Ltd.	58,022	462,640
Bendigo & Adelaide Bank Ltd.	61,352	477,206
Boral Ltd.	97,536	487,654
Brambles Ltd.	116,509	918,871
Caltex Australia Ltd.	22,469	486,098
Challenger Ltd.	41,175	333,672
CIMIC Group Ltd.	24,178	898,492
Coca-Cola Amatil Ltd.	78,089	551,453
Cochlear Ltd.	2,283	331,430
Computershare Ltd.	28,410	410,093
Crown Resorts Ltd.	63,384	627,844
Domino’s Pizza Enterprises Ltd.	3,321	127,835
Downer EDI Ltd.	55,501	316,845
Evolution Mining Ltd.	66,895	128,265
Flight Centre Travel Group Ltd.	5,736	220,629
Fortescue Metals Group Ltd.	511,014	1,449,398
Harvey Norman Holdings Ltd.(a)	163,898	417,431
Healthscope Ltd.	117,257	178,167
Iluka Resources Ltd.	26,480	190,638
Incitec Pivot Ltd.	106,202	305,833
Insurance Australia Group Ltd.	218,442	1,156,954
Magellan Financial Group Ltd.	17,916	358,949
Medibank Pvt Ltd.	255,535	538,037
Newcrest Mining Ltd.	14,927	209,636
Orica Ltd.	19,761	243,496
Orora Ltd.	98,846	237,447
Qantas Airways Ltd.	87,911	375,287
QBE Insurance Group Ltd.	88,454	711,690
Ramsay Health Care Ltd.	8,983	357,026
REA Group Ltd.	4,471	277,983
Reece Ltd.	24,558	201,322
Seek Ltd.	20,542	308,559
Seven Group Holdings Ltd.	14,520	237,750
Sonic Healthcare Ltd.	28,968	522,109
South32 Ltd.	410,043	1,163,012
Star Entertainment Grp Ltd. (The)	69,456	260,823
Suncorp Group Ltd.	139,164	1,456,008
Tabcorp Holdings Ltd.	147,329	519,142
Treasury Wine Estates Ltd.	29,205	369,586
Washington H Soul Pattinson & Co., Ltd.	16,575	311,334
Whitehaven Coal Ltd.	76,286	300,270

Total Australia		25,569,007
Austria – 1.0%
Andritz AG	8,725	509,238
BAWAG Group AG(b)	4,806	223,287
EVN AG	11,582	227,078
Oesterreichische Post AG	6,956	291,019
Telekom Austria AG*	44,545	345,099
UNIQA Insurance Group AG	32,982	329,645
Verbund AG	6,177	304,346
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,211	262,971
Voestalpine AG	10,219	467,653

Total Austria		2,960,336
Belgium – 2.2%
Ackermans & van Haaren N.V.	2,049	356,749
Ageas	21,553	1,159,316
bpost S.A.	29,315	476,010
Colruyt S.A.(a)	10,546	597,147
Elia System Operator S.A./N.V.	4,579	295,177
Melexis N.V.	2,914	225,584
Proximus SADP	45,628	1,090,676
Solvay S.A.	7,200	965,903
UCB S.A.	7,664	688,994
Umicore S.A.	7,758	434,056

Total Belgium		6,289,612
China – 1.9%
Beijing Enterprises Holdings Ltd.	88,200	494,828
China Everbright International Ltd.	261,407	225,832
China Jinmao Holdings Group Ltd.	1,077,242	490,100
China Resources Pharmaceutical Group Ltd.(b)	163,000	258,720
China Resources Power Holdings Co., Ltd.	528,000	933,880
Guangdong Investment Ltd.	498,208	885,007
Lenovo Group Ltd.	1,512,000	1,105,272
Shenzhen Investment Ltd.	720,000	230,035
Sino-Ocean Group Holding Ltd.	1,190,464	524,876
Sun Art Retail Group Ltd.	339,500	441,681

Total China		5,590,231
Denmark – 2.0%
AP Moller – Maersk A/S Class B	403	566,178
Carlsberg A/S Class B	5,483	657,924
Chr Hansen Holding A/S	3,399	345,176
Dfds A/S	3,118	154,435
H. Lundbeck A/S	7,132	440,671
ISS A/S	14,268	502,242
Jyske Bank A/S Registered Shares	3,713	179,914
Novozymes A/S Class B	7,902	433,971
Pandora A/S	8,056	503,284
Topdanmark A/S	12,197	557,384
Tryg A/S	28,850	718,515
Vestas Wind Systems A/S	10,504	710,699

Total Denmark		5,770,393
Finland – 1.7%
Amer Sports Oyj*	8,932	365,183

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2018

Investments	Shares	Value

DNA Oyj	10,807	$241,758
Elisa Oyj	15,915	675,267
Huhtamaki Oyj	6,417	205,787
Kesko Oyj Class B	6,803	369,720
Konecranes Oyj	4,881	186,973
Metsa Board Oyj	16,509	167,016
Metso Oyj	11,939	423,502
Nokian Renkaat Oyj	12,677	519,621
Orion Oyj Class B	13,466	510,201
Stora Enso Oyj Class R	31,482	602,430
Wartsila Oyj Abp(a)	34,503	672,863

Total Finland		4,940,321
France – 7.5%
ALD S.A.(b)	29,864	546,321
Alstom S.A.	4,563	203,994
Amundi S.A.(b)	17,238	1,292,215
Arkema S.A.	3,643	451,484
Atos SE	3,460	411,926
Bollore S.A.	88,773	383,568
Bureau Veritas S.A.	25,425	656,477
Carrefour S.A.	76,838	1,472,580
Casino Guichard Perrachon S.A.(a)	15,536	653,592
Cie Plastic Omnium S.A.	6,660	251,252
Covivio	7,379	769,221
Edenred	17,548	669,141
Eiffage S.A.	4,759	531,532
Elis S.A.	10,447	246,081
Eramet	818	86,507
Eurazeo SE	4,320	340,449
Eutelsat Communications S.A.	35,929	849,654
Faurecia S.A.	5,766	347,183
Getlink	30,246	386,438
ICADE	7,373	681,673
Imerys S.A.	5,546	409,691
Ingenico Group S.A.	2,452	186,373
Ipsen S.A.	1,525	256,482
JCDecaux S.A.	10,632	388,996
Klepierre S.A.	39,986	1,417,927
Lagardere SCA	15,874	488,782
Nexity S.A.	6,183	341,698
Orpea	1,481	191,628
Remy Cointreau S.A.	2,013	262,335
Rexel S.A.	11,563	173,722
Rubis SCA	5,713	309,354
SCOR SE	19,065	885,760
SEB S.A.	1,528	260,181
Societe BIC S.A.	3,434	314,500
Sodexo S.A.	10,341	1,097,091
Suez	64,676	919,483
Teleperformance	2,121	400,325
Valeo S.A.	13,049	566,850
Veolia Environnement S.A.	49,604	990,402
Vicat S.A.	2,968	180,813
Wendel S.A.	2,622	390,427

Total France		21,664,108
Germany – 6.8%
1&1 Drillisch AG	8,896	432,940
Aurubis AG	2,155	150,783
Axel Springer SE	7,892	531,202
Brenntag AG	7,539	465,498
Carl Zeiss Meditec AG Bearer Shares	2,403	202,354
CECONOMY AG	27,174	192,027
CTS Eventim AG & Co. KGaA	4,019	180,281
Deutsche Lufthansa AG Registered Shares	36,824	905,036
DMG MORI AG	4,994	256,093
Duerr AG	4,867	219,168
Fielmann AG	4,703	283,232
Fraport AG Frankfurt Airport Services Worldwide	3,769	333,142
Freenet AG	19,629	471,941
Fuchs Petrolub SE	3,229	159,395
GEA Group AG	12,139	432,571
Hannover Rueck SE	11,027	1,558,716
Hella GmbH & Co. KGaA*	4,975	277,597
Hochtief AG	3,173	526,281
Hugo Boss AG	5,195	400,174
K+S AG Registered Shares	6,732	141,371
KION Group AG	3,817	234,707
LANXESS AG	2,700	197,822
LEG Immobilien AG	4,597	545,955
MAN SE	9,574	1,041,406
Merck KGaA	4,391	453,913
METRO AG	51,717	810,935
MTU Aero Engines AG	2,097	472,762
OSRAM Licht AG	4,621	183,883
ProSiebenSat.1 Media SE	30,065	781,171
Rheinmetall AG	1,923	201,155
RWE AG	30,577	754,697
Stroeer SE & Co. KGaA	3,367	192,566
Suedzucker AG	8,148	108,314
Symrise AG	4,121	376,318
Talanx AG	22,101	840,446
Telefonica Deutschland Holding AG	460,195	1,946,174
TUI AG	56,402	1,083,406
Uniper SE	23,356	719,163
United Internet AG Registered Shares	7,441	352,191
Wacker Chemie AG	2,595	326,426

Total Germany		19,743,212
Hong Kong – 3.0%
Bank of East Asia Ltd. (The)	228,522	852,770
Dah Sing Banking Group Ltd.	94,000	189,084
Hang Lung Group Ltd.	84,000	223,287
Hang Lung Properties Ltd.	476,000	930,721
Hopewell Holdings Ltd.	89,662	295,058
Hysan Development Co., Ltd.	75,000	379,078
PCCW Ltd.	993,543	578,992
Power Assets Holdings Ltd.	224,000	1,560,148

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2018

Investments	Shares	Value

Sino Land Co., Ltd.	563,046	$965,645
SJM Holdings Ltd.	255,000	235,939
Swire Pacific Ltd. Class A	55,500	608,203
Swire Pacific Ltd. Class B	150,000	265,307
Techtronic Industries Co., Ltd.	61,500	392,976
Wharf Holdings Ltd. (The)	401,000	1,091,554

Total Hong Kong		8,568,762
Ireland – 0.9%
AIB Group PLC	142,527	730,054
Bank of Ireland Group PLC	38,925	298,169
DCC PLC	4,071	369,757
Kingspan Group PLC	4,449	207,527
Paddy Power Betfair PLC	4,337	370,251
Smurfit Kappa Group PLC	12,970	513,102

Total Ireland		2,488,860
Israel – 1.1%
Azrieli Group Ltd.	7,151	367,363
Bank Hapoalim BM	82,289	602,876
Bank Leumi Le-Israel BM	104,537	689,688
Bezeq Israeli Telecommunication Corp., Ltd.	465,765	535,805
Elbit Systems Ltd.	1,681	213,211
Israel Chemicals Ltd.	67,702	413,339
Mizrahi Tefahot Bank Ltd.	14,356	251,572

Total Israel		3,073,854
Italy – 4.5%
A2A SpA	251,359	436,470
ACEA SpA	19,489	292,237
Banca Mediolanum SpA	113,690	773,818
Brembo SpA	14,654	191,993
Davide Campari-Milano SpA	27,710	236,078
De’ Longhi SpA	13,022	409,284
DiaSorin SpA	1,477	155,427
ERG SpA	13,130	267,494
FinecoBank Banca Fineco SpA	44,623	596,818
Hera SpA	115,414	359,531
IMA Industria Macchine Automatiche SpA	2,443	204,729
Infrastrutture Wireless Italiane SpA(b)	44,264	328,270
Iren SpA	72,377	177,715
Italgas SpA	75,436	409,531
Leonardo SpA	11,293	136,153
Mediobanca Banca di Credito Finanziario SpA	91,021	909,622
Moncler SpA	5,030	216,751
Poste Italiane SpA(b)	145,191	1,160,576
Prysmian SpA	11,139	259,535
Recordati SpA	12,180	412,528
Salvatore Ferragamo SpA	5,535	132,628
Snam SpA	443,842	1,850,209
Societa Iniziative Autostradali e Servizi SpA	14,612	216,391
Telecom Italia SpA RSP	586,831	315,855
Terna Rete Elettrica Nazionale SpA	183,193	978,994
Unione di Banche Italiane SpA(a)	93,545	375,503
Unipol Gruppo SpA	96,310	429,110
UnipolSai Assicurazioni SpA(a)	404,258	953,177

Total Italy		13,186,427
Japan – 23.6%
ABC-Mart, Inc.	4,678	260,289
AGC, Inc.	11,428	474,385
Air Water, Inc.	10,600	194,577
Aisin Seiki Co., Ltd.	17,600	856,874
Ajinomoto Co., Inc.	17,500	300,513
Alfresa Holdings Corp.	9,300	248,906
Amada Holdings Co., Ltd.	38,500	411,150
ANA Holdings, Inc.	11,600	405,441
Aozora Bank Ltd.	9,200	328,846
Asics Corp.	12,100	180,459
Azbil Corp.	9,800	213,282
Bandai Namco Holdings, Inc.	13,700	532,513
Benesse Holdings, Inc.	6,300	179,430
Brother Industries Ltd.	15,100	298,318
Canon Marketing Japan, Inc.	9,600	203,858
Casio Computer Co., Ltd.(a)	17,400	284,472
Chiba Bank Ltd. (The)	41,800	285,573
Chubu Electric Power Co., Inc.	36,300	549,206
Chugoku Electric Power Co., Inc. (The)(a)	24,900	320,060
Coca-Cola Bottlers Japan Holdings, Inc.	3,400	90,998
Concordia Financial Group Ltd.	70,800	347,190
Dai Nippon Printing Co., Ltd.	19,279	448,432
Daicel Corp.	20,800	241,722
Daifuku Co., Ltd.	4,500	229,388
Daito Trust Construction Co., Ltd.	5,420	697,392
Daiwa Securities Group, Inc.	146,700	892,715
Denka Co., Ltd.	5,600	195,237
Dentsu, Inc.	11,400	528,925
DIC Corp.	5,900	212,449
Disco Corp.	2,100	351,649
Electric Power Development Co., Ltd.	9,800	271,347
FamilyMart UNY Holdings Co., Ltd.	3,500	364,529
Fuji Electric Co., Ltd.	6,175	247,367
Fujitsu Ltd.	7,400	527,450
Fukuoka Financial Group, Inc.	10,200	280,627
Hakuhodo DY Holdings, Inc.	17,200	301,797
Hamamatsu Photonics K.K.	5,100	203,174
Hankyu Hanshin Holdings, Inc.	7,500	266,100
Haseko Corp.	25,200	327,244
Hikari Tsushin, Inc.	2,100	415,248
Hino Motors Ltd.	29,000	317,612
Hirose Electric Co., Ltd.(a)	3,075	336,237
Hisamitsu Pharmaceutical Co., Inc.	2,800	214,711
Hitachi Chemical Co., Ltd.	11,900	242,327
Hitachi Construction Machinery Co., Ltd.	12,100	404,807
Hitachi High-Technologies Corp.	6,200	213,699
Hitachi Metals Ltd.(a)	19,500	241,550
Hulic Co., Ltd.	26,300	258,172
Idemitsu Kosan Co., Ltd.	9,900	523,828
IHI Corp.	6,400	242,567

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2018

Investments	Shares	Value

Iida Group Holdings Co., Ltd.(a)	17,000	$302,478
Isuzu Motors Ltd.	39,600	624,410
Itochu Techno-Solutions Corp.	13,500	293,450
J. Front Retailing Co., Ltd.	14,800	229,717
Japan Airlines Co., Ltd.	20,100	722,705
Japan Exchange Group, Inc.	39,800	693,789
Japan Post Insurance Co., Ltd.	38,600	915,172
JFE Holdings, Inc.	46,100	1,058,086
JGC Corp.	10,300	236,315
JSR Corp.	13,700	255,823
JTEKT Corp.	25,200	368,954
Kajima Corp.	34,477	501,129
Kaneka Corp.	4,000	184,884
Kansai Electric Power Co., Inc. (The)	46,500	701,277
Kansai Paint Co., Ltd.(a)	11,200	206,478
Kawasaki Heavy Industries Ltd.	8,056	227,314
Kikkoman Corp.(a)	6,000	357,089
Kintetsu Group Holdings Co., Ltd.	8,600	346,014
Kobe Steel Ltd.	22,200	197,403
Koito Manufacturing Co., Ltd.	4,600	302,117
Konami Holdings Corp.	3,100	121,451
Konica Minolta, Inc.	30,900	328,628
Kose Corp.	1,200	228,727
Kuraray Co., Ltd.	25,400	381,945
Kyowa Hakko Kirin Co., Ltd.	15,700	294,276
Kyushu Railway Co.	8,600	261,971
Lawson, Inc.	8,200	499,573
LIXIL Group Corp.	16,700	321,694
Mabuchi Motor Co., Ltd.	5,500	222,014
Makita Corp.	8,758	438,729
Marubeni Corp.	121,600	1,113,386
Marui Group Co., Ltd.(a)	12,700	313,517
Maruichi Steel Tube Ltd.	6,600	215,284
Mazda Motor Corp.(a)	26,800	321,831
Mebuki Financial Group, Inc.	86,500	299,287
Medipal Holdings Corp.	10,100	210,830
MEIJI Holdings Co., Ltd.	5,400	362,742
MINEBEA MITSUMI, Inc.	15,700	284,738
Mitsubishi Chemical Holdings Corp.	104,500	1,000,517
Mitsubishi Gas Chemical Co., Inc.	11,100	236,395
Mitsubishi Heavy Industries Ltd.	21,100	814,947
Mitsubishi Materials Corp.	8,900	266,017
Mitsubishi Motors Corp.	56,500	398,935
Mitsubishi Tanabe Pharma Corp.	40,800	682,484
Mitsui Chemicals, Inc.	12,900	322,656
Nabtesco Corp.	7,100	188,775
NEC Corp.	11,960	330,628
NGK Insulators Ltd.(a)	15,700	259,029
NGK Spark Plug Co., Ltd.	10,200	297,240
NH Foods Ltd.	5,800	214,210
Nifco, Inc.	6,500	174,825
Nikon Corp.	21,300	400,365
Nippon Express Co., Ltd.	4,100	269,279
Nippon Paint Holdings Co., Ltd.	7,100	265,035
Nissan Chemical Corp.	5,900	311,661
Nisshin Seifun Group, Inc.	13,900	304,715
Nissin Foods Holdings Co., Ltd.	4,600	316,292
Nitto Denko Corp.	7,100	532,320
NOK Corp.(a)	11,600	199,248
Nomura Real Estate Holdings, Inc.	12,368	249,788
Nomura Research Institute Ltd.	9,910	500,800
NSK Ltd.	47,700	546,775
Obayashi Corp.	42,000	397,869
Obic Co., Ltd.	4,100	388,035
Odakyu Electric Railway Co., Ltd.(a)	14,400	340,777
Oji Holdings Corp.	43,862	318,582
Olympus Corp.	6,400	249,892
Omron Corp.	7,600	321,169
Ono Pharmaceutical Co., Ltd.	22,400	634,027
Oracle Corp.	4,668	376,448
Osaka Gas Co., Ltd.	22,000	429,212
Otsuka Corp.	8,300	309,830
Park24 Co., Ltd.	10,600	320,562
Pigeon Corp.	5,100	287,362
Pola Orbis Holdings, Inc.	8,300	303,253
Resona Holdings, Inc.	146,700	824,392
Ricoh Co., Ltd.	28,360	304,611
Ryohin Keikaku Co., Ltd.	700	208,302
Sankyo Co., Ltd.	7,000	273,936
Santen Pharmaceutical Co., Ltd.	13,400	212,470
SBI Holdings, Inc.	15,200	472,386
SCSK Corp.	5,000	236,387
Sega Sammy Holdings, Inc.	15,173	223,751
Seibu Holdings, Inc.	13,400	241,020
Seiko Epson Corp.	26,700	455,558
Sekisui Chemical Co., Ltd.	24,600	453,947
Sekisui House Ltd.	54,500	831,283
Seven Bank Ltd.(a)	62,300	196,907
SG Holdings Co., Ltd.	10,600	277,820
Shimadzu Corp.	8,000	250,737
Shimamura Co., Ltd.	1,700	161,342
Shimano, Inc.	2,900	467,482
Shimizu Corp.	44,800	409,012
Shizuoka Bank Ltd. (The)	30,300	272,096
Showa Shell Sekiyu K.K.	23,709	502,422
Skylark Holdings Co., Ltd.(a)	5,700	84,357
Sojitz Corp.	82,400	297,434
Sony Financial Holdings, Inc.	29,109	641,713
Square Enix Holdings Co., Ltd.	3,500	144,825
Stanley Electric Co., Ltd.	7,600	259,946
Start Today Co., Ltd.	5,700	172,628
Sumitomo Chemical Co., Ltd.	125,000	731,831
Sumitomo Dainippon Pharma Co., Ltd.	12,190	279,999
Sumitomo Electric Industries Ltd.	44,512	698,335
Sumitomo Heavy Industries Ltd.	6,700	239,191
Sumitomo Metal Mining Co., Ltd.	14,900	522,881
Sumitomo Rubber Industries Ltd.(a)	17,800	267,192
Sundrug Co., Ltd.	4,200	149,941

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2018

Investments	Shares	Value

Suntory Beverage & Food Ltd.	11,900	$503,931
T&D Holdings, Inc.	34,151	563,746
Taiheiyo Cement Corp.	6,800	213,426
Taisei Corp.	10,475	477,708
Taiyo Nippon Sanso Corp.	16,300	243,958
TDK Corp.	3,900	425,417
Teijin Ltd.	10,700	205,267
TIS, Inc.	3,100	155,020
Tobu Railway Co., Ltd.	8,400	248,484
Toho Co., Ltd.	8,000	251,089
Tohoku Electric Power Co., Inc.	36,600	496,872
Tokyo Gas Co., Ltd.	21,000	516,287
Tokyu Corp.	19,400	354,917
Tokyu Fudosan Holdings Corp.	34,100	237,771
Toray Industries, Inc.	58,600	440,332
Tosoh Corp.	21,400	329,709
TOTO Ltd.(a)	6,200	257,367
Toyota Boshoku Corp.	11,800	220,344
Toyota Tsusho Corp.	17,500	660,959
Trend Micro, Inc.	7,530	484,609
Tsuruha Holdings, Inc.	1,800	221,702
Ube Industries Ltd.	6,800	184,989
USS Co., Ltd.	16,200	300,795
West Japan Railway Co.	8,576	598,059
Yamada Denki Co., Ltd.(a)	55,200	279,438
Yamaha Corp.	5,600	296,800
Yamaha Motor Co., Ltd.	23,360	655,030
Yamato Holdings Co., Ltd.	9,900	304,012
Yaskawa Electric Corp.	6,800	202,051
Yokogawa Electric Corp.	11,200	236,947
Yokohama Rubber Co., Ltd. (The)	11,800	254,419

Total Japan		68,257,412
Netherlands – 2.7%
Aalberts Industries N.V.	5,236	223,074
Aegon N.V.	235,655	1,529,509
ASR Nederland N.V.	14,161	675,355
Boskalis Westminster(a)	10,117	318,567
Euronext N.V.(b)	5,549	365,118
GrandVision N.V.(b)	10,948	269,581
Koninklijke KPN N.V.	420,093	1,108,595
Koninklijke Vopak N.V.	7,946	391,690
NN Group N.V.	32,900	1,468,539
Randstad N.V.	14,931	797,401
SBM Offshore N.V.	15,328	277,556
Signify N.V.(b)	16,080	416,495

Total Netherlands		7,841,480
New Zealand – 0.9%
Auckland International Airport Ltd.	92,668	448,470
Fisher & Paykel Healthcare Corp., Ltd.	24,491	244,356
Mercury NZ Ltd.	157,104	350,472
Meridian Energy Ltd.	261,900	570,364
Ryman Healthcare Ltd.	23,206	215,382
Spark New Zealand Ltd.	254,235	682,608

Total New Zealand		2,511,652
Norway – 2.7%
Aker ASA Class A	6,091	549,015
Aker BP ASA	22,304	946,029
Gjensidige Forsikring ASA	58,302	982,284
Leroy Seafood Group ASA	41,948	342,145
Marine Harvest ASA	71,748	1,661,253
Norsk Hydro ASA	149,815	898,894
Orkla ASA	76,918	649,476
Salmar ASA	13,429	669,859
Storebrand ASA	46,939	419,052
Yara International ASA	12,377	607,504

Total Norway		7,725,511
Portugal – 1.2%
EDP – Energias de Portugal S.A.	361,970	1,336,120
Galp Energia, SGPS, S.A.	58,719	1,165,574
Jeronimo Martins, SGPS, S.A.	63,528	935,997
Navigator Co. S.A. (The)	38,498	188,610

Total Portugal		3,626,301
Singapore – 2.4%
CapitaLand Ltd.	336,400	829,706
City Developments Ltd.	27,600	184,020
ComfortDelGro Corp., Ltd.	236,900	421,317
Frasers Property Ltd.(a)	295,600	365,619
Jardine Cycle & Carriage Ltd.	21,211	496,608
Keppel Corp., Ltd.	126,100	642,336
Olam International Ltd.	225,200	334,582
SATS Ltd.	90,200	344,600
Sembcorp Industries Ltd.	114,500	258,942
Singapore Airlines Ltd.	47,461	338,325
Singapore Exchange Ltd.	98,500	531,302
Singapore Technologies Engineering Ltd.	293,800	765,491
UOL Group Ltd.	48,400	244,063
Venture Corp., Ltd.	21,600	278,705
Wilmar International Ltd.	417,700	984,370

Total Singapore		7,019,986
Spain – 4.0%
Acciona S.A.	4,758	431,392
Acerinox S.A.	27,025	386,719
ACS Actividades de Construccion y Servicios S.A.	22,441	956,072
Banco de Sabadell S.A.	635,597	988,511
Bankia S.A.	240,619	943,800
Bankinter S.A.	64,761	596,644
Cia de Distribucion Integral Logista Holdings S.A.	13,894	356,970
Ebro Foods S.A.	11,296	246,793
EDP Renovaveis S.A.	18,089	183,630
Enagas S.A.	29,734	802,963
Ferrovial S.A.	61,825	1,283,239
Grifols S.A.	13,458	379,219
Grupo Catalana Occidente S.A.	7,462	325,017

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2018

Investments	Shares	Value

Mapfre S.A.	365,841	$1,148,145
Mediaset Espana Comunicacion S.A.	37,101	271,054
Prosegur Cash S.A.(b)	76,683	168,159
Prosegur Cia de Seguridad S.A.	36,978	229,782
Red Electrica Corp. S.A.	53,403	1,118,977
Siemens Gamesa Renewable Energy S.A.*	14,495	183,512
Viscofan S.A.	3,506	255,735
Zardoya Otis S.A.	29,076	271,187

Total Spain		11,527,520
Sweden – 3.4%
Alfa Laval AB	20,900	566,377
Axfood AB	22,202	415,420
BillerudKorsnas AB(a)	11,738	151,523
Boliden AB	15,352	427,941
Castellum AB	19,020	340,269
Com Hem Holding AB	13,039	215,528
Dometic Group AB(b)	16,468	144,344
Electrolux AB Series B	22,205	489,383
Fabege AB	22,437	310,675
Hexpol AB	17,177	189,285
Husqvarna AB Class B	22,482	191,369
ICA Gruppen AB(a)	16,061	509,288
Indutrade AB	6,416	173,581
Intrum AB(a)	13,629	354,165
Investment AB Latour Class B(a)	29,681	370,128
Kinnevik AB Class B	14,884	450,376
Lundin Petroleum AB	11,756	449,713
Saab AB Class B	4,572	229,803
Securitas AB Class B	24,974	434,571
Skanska AB Class B	40,175	788,529
SKF AB Class B	28,197	555,969
SSAB AB Class B	55,293	224,201
Svenska Cellulosa AB SCA Class B	23,257	263,345
Swedish Match AB	15,621	799,212
Tele2 AB Class B	42,767	514,558
Trelleborg AB Class B	12,415	253,027

Total Sweden		9,812,580
Switzerland – 3.2%
Adecco Group AG Registered Shares	13,935	735,268
Baloise Holding AG Registered Shares	3,333	510,801
BKW AG	3,267	208,034
Clariant AG Registered Shares*	15,723	411,103
Coca-Cola HBC AG*	12,448	424,163
DKSH Holding AG	3,797	259,664
Dufry AG*(a)	3,610	408,934
EMS-Chemie Holding AG Registered Shares	1,296	776,167
Flughafen Zurich AG Registered Shares	1,889	383,679
Helvetia Holding AG Registered Shares	747	457,316
Julius Baer Group Ltd.*	12,508	628,857
Logitech International S.A. Registered Shares	7,089	318,308
OC Oerlikon Corp. AG Registered Shares*	17,178	236,707
SFS Group AG*	1,815	211,453
Sonova Holding AG Registered Shares	2,360	471,855
Straumann Holding AG Registered Shares	326	246,302
Sulzer AG Registered Shares	2,158	260,471
Sunrise Communications Group AG*(b)	4,239	385,581
Swiss Life Holding AG Registered Shares*	2,520	959,705
VAT Group AG*(b)	1,868	210,551
Vifor Pharma AG	2,085	363,189
Vontobel Holding AG Registered Shares	4,406	312,588

Total Switzerland		9,180,696
United Kingdom – 14.1%
Admiral Group PLC	36,657	994,293
Antofagasta PLC	71,446	796,596
Ashmore Group PLC	67,427	320,059
Babcock International Group PLC	30,651	288,986
Barratt Developments PLC	167,971	1,241,971
BBA Aviation PLC	64,853	254,222
Beazley PLC	37,909	282,275
Bellway PLC	11,228	441,306
Berkeley Group Holdings PLC	9,115	437,301
British Land Co. PLC (The)	91,646	737,143
Bunzl PLC	16,251	511,366
Burberry Group PLC	19,158	503,407
Carnival PLC	12,979	806,319
Centrica PLC	946,092	1,911,080
Cineworld Group PLC	53,838	221,575
ConvaTec Group PLC(b)	85,008	257,626
Croda International PLC	5,702	386,805
Daily Mail & General Trust PLC Class A Non-Voting Shares	27,451	251,298
Derwent London PLC	5,107	190,270
Direct Line Insurance Group PLC	153,269	647,380
DS Smith PLC	66,986	417,810
easyJet PLC	20,414	349,798
Electrocomponents PLC	22,949	214,933
Evraz PLC	191,798	1,417,147
Fresnillo PLC	41,515	444,686
G4S PLC	113,801	359,133
Halma PLC	13,386	252,239
Hammerson PLC	74,018	440,821
Hargreaves Lansdown PLC	19,867	579,034
Hays PLC	35,409	94,197
Hikma Pharmaceuticals PLC	10,368	250,127
HomeServe PLC	15,975	213,530
Howden Joinery Group PLC	34,122	208,645
IMI PLC	22,337	319,540
Inchcape PLC	31,243	272,567
Informa PLC	48,812	485,165
InterContinental Hotels Group PLC	7,103	442,755
Intertek Group PLC	5,607	365,005
Intu Properties PLC(a)	134,130	269,540
Investec PLC	61,530	432,965
ITV PLC	398,701	820,703
J Sainsbury PLC	144,433	606,103
Jardine Lloyd Thompson Group PLC	15,072	372,652
John Wood Group PLC	46,200	464,867

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2018

Investments	Shares	Value

Johnson Matthey PLC	8,603	$399,612
Kingfisher PLC	115,748	389,428
Land Securities Group PLC	68,210	785,777
Man Group PLC	158,445	364,478
Marks & Spencer Group PLC	197,827	745,035
Mediclinic International PLC	9,204	51,491
Meggitt PLC	54,644	403,608
Melrose Industries PLC	82,890	216,077
Merlin Entertainments PLC(b)	36,237	189,208
Micro Focus International PLC	28,178	525,277
Mondi PLC	21,190	581,394
NEX Group PLC	28,562	370,228
Next PLC	8,266	592,213
Pearson PLC	35,833	415,879
Pennon Group PLC	43,828	407,622
Persimmon PLC	55,214	1,702,843
Redrow PLC	30,239	230,093
Rentokil Initial PLC	65,076	270,202
Rightmove PLC	39,770	244,270
Royal Mail PLC	102,570	638,152
RPC Group PLC	34,014	352,630
RSA Insurance Group PLC	70,916	531,748
Sage Group PLC (The)	61,149	467,603
Schroders PLC	17,891	722,087
Segro PLC	58,190	483,980
Severn Trent PLC	22,321	538,201
Smiths Group PLC	21,758	424,326
Spectris PLC	6,265	193,871
Spirax-Sarco Engineering PLC	3,094	294,535
St. James’s Place PLC	43,274	645,576
Standard Life Aberdeen PLC	360,638	1,438,617
Tate & Lyle PLC	49,377	439,655
Taylor Wimpey PLC	103,509	231,897
TP ICAP PLC	626	2,181
Travis Perkins PLC	13,768	191,302
Unite Group PLC (The)	16,350	190,398
United Utilities Group PLC	73,534	675,080
Victrex PLC	4,446	193,647
Weir Group PLC (The)	11,715	269,333
Whitbread PLC	10,434	641,816
William Hill PLC	91,920	302,188
WM Morrison Supermarkets PLC	127,404	430,970

Total United Kingdom		40,759,768
TOTAL COMMON STOCKS (Cost: $253,603,002)		288,108,029
RIGHTS – 0.0%
Australia – 0.0%
Harvey Norman Holdings Ltd., expiring 10/15/18*(a)
(Cost $0)	9,641	5,581
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c)
(Cost: $4,697,194)(d)	4,697,194	4,697,194
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $258,300,196)		292,810,804
Other Assets less Liabilities – (1.2)%		(3,456,369)

NET ASSETS – 100.0%		$289,354,435
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,290,322. The total market value of the collateral held by the Fund was $9,816,938. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,119,744.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2018

Investments	Shares	Value

COMMON STOCKS – 98.8%
Australia – 9.2%
AGL Energy Ltd.	698	$9,848
Amcor Ltd.	1,303	12,897
Aurizon Holdings Ltd.	3,814	11,342
Australia & New Zealand Banking Group Ltd.	1,020	20,798
BlueScope Steel Ltd.	463	5,688
Brambles Ltd.	2,055	16,207
Coca-Cola Amatil Ltd.	2,309	16,306
Cochlear Ltd.	59	8,565
Computershare Ltd.	890	12,847
CSL Ltd.	64	9,313
Macquarie Group Ltd.	227	20,702
Medibank Pvt Ltd.	8,469	17,832
National Australia Bank Ltd.	1,085	21,832
Sonic Healthcare Ltd.	931	16,780
Wesfarmers Ltd.	438	15,798
Woolworths Group Ltd.	747	15,177

Total Australia		231,932
Belgium – 1.0%
Colruyt S.A.	218	12,344
UCB S.A.	146	13,125

Total Belgium		25,469
China – 0.1%
WH Group Ltd.(a)	4,000	2,817
Denmark – 1.3%
Carlsberg A/S Class B	147	17,639
Coloplast A/S Class B	71	7,263
H. Lundbeck A/S	106	6,550

Total Denmark		31,452
France – 9.6%
Accor S.A.	181	9,297
Alstom S.A.	281	12,562
Arkema S.A.	103	12,765
Capgemini SE	98	12,339
Cie Generale des Etablissements Michelin SCA	96	11,479
Danone S.A.	202	15,649
Eiffage S.A.	128	14,296
Essilor International Cie Generale d’Optique S.A.	95	14,063
Ipsen S.A.	39	6,559
Orange S.A.	994	15,858
Pernod Ricard S.A.	101	16,576
Peugeot S.A.	466	12,574
Renault S.A.	146	12,634
Sanofi	199	17,696
Teleperformance	74	13,967
Thales S.A.	109	15,490
TOTAL S.A.	244	15,825
Vinci S.A.	105	10,003

Total France		239,632
Germany – 5.4%
Allianz SE Registered Shares	81	18,064
Bayerische Motoren Werke AG	186	16,788
Covestro AG(a)	109	8,845
Deutsche Lufthansa AG Registered Shares	343	8,430
Deutsche Telekom AG Registered Shares	1,035	16,692
Deutsche Wohnen SE Bearer Shares	266	12,766
Evonik Industries AG	281	10,069
Fresenius Medical Care AG & Co. KGaA	87	8,951
MAN SE	106	11,530
Merck KGaA	89	9,200
TUI AG	696	13,369

Total Germany		134,704
Hong Kong – 6.4%
CK Asset Holdings Ltd.	2,000	15,016
CK Hutchison Holdings Ltd.	1,500	17,291
CK Infrastructure Holdings Ltd.	2,000	15,847
CLP Holdings Ltd.	1,500	17,569
HKT Trust & HKT Ltd.	10,000	13,751
Hongkong Land Holdings Ltd.	2,100	13,902
Jardine Matheson Holdings Ltd.	200	12,550
Kerry Properties Ltd.	2,000	6,786
PCCW Ltd.	28,000	16,317
Sun Hung Kai Properties Ltd.	1,000	14,569
Swire Pacific Ltd. Class A	1,500	16,438

Total Hong Kong		160,036
Ireland – 0.7%
AerCap Holdings N.V.*	304	17,486
Israel – 2.2%
Bank Leumi Le-Israel BM	3,026	19,964
Check Point Software Technologies Ltd.*	97	11,414
Israel Chemicals Ltd.	2,348	14,335
Nice Ltd.*	75	8,488

Total Israel		54,201
Italy – 1.4%
Eni SpA	839	15,867
Luxottica Group SpA	184	12,506
Moncler SpA	131	5,645

Total Italy		34,018
Japan – 26.8%
Aeon Co., Ltd.	600	14,461
Alfresa Holdings Corp.	400	10,706
ANA Holdings, Inc.	400	13,981
Asahi Kasei Corp.	700	10,618
Astellas Pharma, Inc.	800	13,960
Canon, Inc.	500	15,891
Central Japan Railway Co.	100	20,830
Chubu Electric Power Co., Inc.	700	10,591
East Japan Railway Co.	100	9,293
Electric Power Development Co., Ltd.	300	8,307
FUJIFILM Holdings Corp.	100	4,503
Fujitsu Ltd.	100	7,128
Hitachi Ltd.	400	13,593
Honda Motor Co., Ltd.	400	12,111
Hoya Corp.	100	5,943
Idemitsu Kosan Co., Ltd.	100	5,291
ITOCHU Corp.	700	12,819
Japan Airlines Co., Ltd.	400	14,382
Japan Post Holdings Co., Ltd.	1,700	20,235
Japan Tobacco, Inc.	500	13,056

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2018

Investments	Shares	Value

JXTG Holdings, Inc.	1,300	$9,823
KDDI Corp.	500	13,818
Kirin Holdings Co., Ltd.	300	7,689
Konica Minolta, Inc.	800	8,508
Kyushu Electric Power Co., Inc.	1,200	14,484
Kyushu Railway Co.	500	15,231
Lawson, Inc.	200	12,185
Marubeni Corp.	1,700	15,565
Mazda Motor Corp.	1,100	13,210
Medipal Holdings Corp.	500	10,437
Mitsubishi Corp.	500	15,411
Mitsubishi Heavy Industries Ltd.	300	11,587
MS&AD Insurance Group Holdings, Inc.	600	20,041
Nagoya Railroad Co., Ltd.	500	12,387
NEC Corp.	600	16,587
NGK Spark Plug Co., Ltd.	300	8,742
Nippon Telegraph & Telephone Corp.	300	13,555
Nissan Motor Co., Ltd.	1,700	15,917
NTT DOCOMO, Inc.	600	16,138
Sekisui House Ltd.	800	12,202
Seven & I Holdings Co., Ltd.	400	17,819
Shionogi & Co., Ltd.	100	6,536
Showa Shell Sekiyu K.K.	200	4,238
Sompo Holdings, Inc.	400	17,041
Sony Corp.	100	6,133
Sumitomo Corp.	700	11,675
Sumitomo Dainippon Pharma Co., Ltd.	400	9,188
Suntory Beverage & Food Ltd.	200	8,469
Suzuken Co., Ltd.	200	9,491
Suzuki Motor Corp.	200	11,459
Teijin Ltd.	700	13,429
Tokio Marine Holdings, Inc.	300	14,888
Toyota Motor Corp.	200	12,493
West Japan Railway Co.	200	13,947
Yamada Denki Co., Ltd.	3,000	15,187

Total Japan		673,209
Netherlands – 3.2%
Heineken Holding N.V.	166	15,039
Heineken N.V.	152	14,258
Koninklijke Ahold Delhaize N.V.	542	12,433
Koninklijke DSM N.V.	124	13,141
Koninklijke Philips N.V.	248	11,302
Wolters Kluwer N.V.	245	15,276

Total Netherlands		81,449
New Zealand – 0.4%
Spark New Zealand Ltd.	4,060	10,901
Norway – 1.6%
Aker BP ASA	104	4,411
Equinor ASA	476	13,415
Marine Harvest ASA	505	11,693
Telenor ASA	550	10,746

Total Norway		40,265
Portugal – 0.4%
EDP – Energias de Portugal S.A.	2,821	10,413
Singapore – 3.1%
Singapore Airlines Ltd.	2,000	14,257
Singapore Exchange Ltd.	3,000	16,182
Singapore Technologies Engineering Ltd.	5,600	14,590
Singapore Telecommunications Ltd.	6,900	16,362
Wilmar International Ltd.	6,600	15,554

Total Singapore		76,945
Spain – 2.9%
Amadeus IT Group S.A.	162	15,057
Enagas S.A.	387	10,451
Endesa S.A.	464	10,030
Red Electrica Corp. S.A.	482	10,099
Repsol S.A.	742	14,793
Telefonica S.A.	1,496	11,847

Total Spain		72,277
Sweden – 1.3%
Essity AB Class B	240	6,029
ICA Gruppen AB	450	14,269
Swedish Match AB	256	13,098

Total Sweden		33,396
Switzerland – 5.5%
Barry Callebaut AG	4	7,617
Chocoladefabriken Lindt & Spruengli AG	1	7,043
Coca-Cola HBC AG*	313	10,665
Ferguson PLC	102	8,666
Nestle S.A. Registered Shares	118	9,884
Novartis AG Registered Shares	256	22,120
Roche Holding AG Genusschein	91	22,149
Swiss Life Holding AG Registered Shares*	81	30,848
Zurich Insurance Group AG	57	18,101

Total Switzerland		137,093
United Kingdom – 16.3%
Admiral Group PLC	680	18,444
Ashtead Group PLC	286	9,089
Auto Trader Group PLC(a)	1,155	6,727
Aviva PLC	3,368	21,499
Barratt Developments PLC	1,493	11,039
Berkeley Group Holdings PLC	289	13,865
BP PLC	1,029	7,908
Bunzl PLC	418	13,153
Burberry Group PLC	213	5,597
Coca-Cola European Partners PLC	223	10,140
Diageo PLC	400	14,183
Direct Line Insurance Group PLC	4,421	18,673
GlaxoSmithKline PLC	538	10,782
Imperial Brands PLC	226	7,872
International Consolidated Airlines Group S.A.	951	8,176
J Sainsbury PLC	2,325	9,757
Legal & General Group PLC	6,204	21,213
Lloyds Banking Group PLC	26,353	20,368
Marks & Spencer Group PLC	2,339	8,809
Meggitt PLC	2,046	15,112
Pearson PLC	997	11,571
Persimmon PLC	386	11,904
RELX PLC	666	14,035

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2018

Investments	Shares	Value

Royal Dutch Shell PLC Class A	408	$14,027
Royal Mail PLC	1,528	9,507
RSA Insurance Group PLC	2,308	17,306
Shire PLC	93	5,607
Sky PLC	291	6,561
Smith & Nephew PLC	722	13,177
Taylor Wimpey PLC	5,536	12,403
Tesco PLC	3,423	10,704
Unilever N.V. CVA	157	8,747
Unilever PLC	138	7,587
WM Morrison Supermarkets PLC	4,197	14,197

Total United Kingdom		409,739
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $2,472,820)		2,477,434
Other Assets less Liabilities – 1.2%		30,162

NET ASSETS – 100.0%		$2,507,596
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/24/2018	5,492	USD	8,214	NZD	$46	$—
HSBC Holdings PLC	10/22/2018	13,579	USD	48,371	ILS	256	—
HSBC Holdings PLC	10/23/2018	75,299	USD	103,308	AUD	541	—
HSBC Holdings PLC	10/23/2018	38,512	USD	36,799	CHF	768	—
HSBC Holdings PLC	10/23/2018	11,744	USD	74,316	DKK	149	—
HSBC Holdings PLC	10/23/2018	250,037	USD	212,144	EUR	3,228	—
HSBC Holdings PLC	10/23/2018	183,198	USD	139,692	GBP	864	—
HSBC Holdings PLC	10/23/2018	19,940	USD	162,153	NOK	11	—
HSBC Holdings PLC	10/23/2018	13,762	USD	120,625	SEK	175	—
HSBC Holdings PLC	10/24/2018	315,281	USD	35,408,893	JPY	3,045	—
HSBC Holdings PLC	10/24/2018	18,717	USD	25,530	SGD	23	—
UBS AG	10/22/2018	14,132	USD	50,347	ILS	265	—
UBS AG	10/23/2018	78,371	USD	107,521	AUD	564	—
UBS AG	10/23/2018	40,083	USD	38,303	CHF	797	—
UBS AG	10/23/2018	12,222	USD	77,342	DKK	154	—
UBS AG	10/23/2018	260,242	USD	220,800	EUR	3,363	—
UBS AG	10/23/2018	190,674	USD	145,396	GBP	895	—
UBS AG	10/23/2018	20,753	USD	168,772	NOK	10	—
UBS AG	10/23/2018	14,322	USD	125,533	SEK	182	—
UBS AG	10/24/2018	328,148	USD	36,852,398	JPY	3,183	—
UBS AG	10/24/2018	19,479	USD	26,565	SGD	27	—
						$18,546	$—

CURRENCY LEGEND

AUD – Australian dollar
CHF – Swiss franc
DKK – Danish krone
EUR – Euro
GBP – British pound
ILS – Israeli New shekel
JPY – Japanese yen
NOK – Norwegian krone
NZD – New Zealand dollar
SEK – Swedish krona
SGD – Singapore dollar
USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 6.8%
Altium Ltd.	2,073	$41,008
ARB Corp., Ltd.	2,330	32,301
Aristocrat Leisure Ltd.	10,459	215,223
Blackmores Ltd.(a)	703	67,356
Caltex Australia Ltd.	18,559	401,508
carsales.com Ltd.	13,384	140,031
Cochlear Ltd.	1,494	216,889
Computershare Ltd.	21,050	303,853
Corporate Travel Management Ltd.	2,078	45,903
Costa Group Holdings Ltd.	8,018	41,364
Crown Resorts Ltd.	34,133	338,101
CSL Ltd.	8,492	1,235,698
Domino’s Pizza Enterprises Ltd.	2,259	86,956
Flight Centre Travel Group Ltd.	2,724	104,776
Inghams Group Ltd.(a)	25,604	71,880
Magellan Financial Group Ltd.	12,620	252,843
McMillan Shakespeare Ltd.	2,550	31,495
Mineral Resources Ltd.	12,172	140,032
Northern Star Resources Ltd.	19,555	117,437
Pendal Group Ltd.	22,564	143,507
Platinum Asset Management Ltd.(a)	51,040	197,945
Reece Ltd.	11,035	90,463
Seek Ltd.	9,729	146,138
Technology One Ltd.	12,031	48,574
Webjet Ltd.	3,317	37,032

Total Australia		4,548,313
Austria – 0.5%
ams AG*	653	36,674
Lenzing AG	2,493	260,751

Total Austria		297,425
Belgium – 0.5%
Kinepolis Group N.V.	917	54,852
Melexis N.V.	1,606	124,327
Warehouses De Pauw CVA	1,316	173,336

Total Belgium		352,515
China – 3.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,000	36,300
China Everbright International Ltd.	117,074	101,141
China Overseas Land & Investment Ltd.	536,000	1,678,232
China South City Holdings Ltd.	504,000	82,445
CSPC Pharmaceutical Group Ltd.	66,000	140,183

Total China		2,038,301
Denmark – 9.4%
Ambu A/S Class B	670	16,102
Chr Hansen Holding A/S	2,286	232,148
Coloplast A/S Class B	8,279	846,939
Dfds A/S	2,056	101,834
DSV A/S	1,299	118,158
GN Store Nord A/S	1,283	62,528
Novo Nordisk A/S Class B	91,908	4,328,889
Investments	Shares	Value
Pandora A/S	4,349	$271,696
Rockwool International A/S Class B	153	65,534
Royal Unibrew A/S	1,812	149,298
SimCorp A/S	804	69,626

Total Denmark		6,262,752
Finland – 2.0%
DNA Oyj	6,256	139,950
Neste Oyj	5,799	479,570
Nokian Renkaat Oyj	6,615	271,144
Wartsila Oyj Abp	21,820	425,525

Total Finland		1,316,189
France – 6.9%
Airbus SE	15,268	1,918,440
Alten S.A.	644	66,273
Eurazeo SE	2,393	188,587
Hermes International	940	622,986
Ipsen S.A.	1,094	183,995
Safran S.A.	8,632	1,210,146
SEB S.A.	827	140,818
Trigano S.A.	118	12,911
Valeo S.A.	5,461	237,226

Total France		4,581,382
Germany – 5.1%
1&1 Drillisch AG	7,528	366,364
adidas AG	3,194	782,403
AURELIUS Equity Opportunities SE & Co. KGaA	4,976	263,435
Bechtle AG	895	90,908
CompuGroup Medical SE	1,010	58,374
Continental AG	4,653	810,398
CTS Eventim AG & Co. KGaA	1,716	76,975
Fielmann AG	2,309	139,057
Fuchs Petrolub SE	2,713	133,924
Hugo Boss AG	2,531	194,965
Nemetschek SE	505	73,906
Pfeiffer Vacuum Technology AG	276	41,001
Siltronic AG	1,000	122,480
United Internet AG Registered Shares	4,352	205,985
Wirecard AG	276	59,851

Total Germany		3,420,026
Hong Kong – 1.0%
Galaxy Entertainment Group Ltd.	55,000	348,982
Techtronic Industries Co., Ltd.	34,500	220,450
Vitasoy International Holdings Ltd.	22,000	75,068

Total Hong Kong		644,500
Ireland – 0.4%
Glanbia PLC	8,157	140,599
Hibernia REIT PLC	11,524	19,007
Irish Continental Group PLC	4,328	26,140
Kingspan Group PLC	2,050	95,624

Total Ireland		281,370

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2018

Investments	Shares	Value
Israel – 0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	481,489	$553,894
Italy – 2.1%
Brembo SpA	8,242	107,984
Datalogic SpA	1,730	62,593
De’ Longhi SpA	7,041	221,300
DiaSorin SpA	825	86,816
Ferrari N.V.	1,178	162,274
Gima TT SpA(b)	2,898	36,471
IMA Industria Macchine Automatiche SpA	1,244	104,250
Interpump Group SpA	1,858	60,858
Moncler SpA	1,765	76,057
Recordati SpA	9,064	306,992
Reply SpA	291	20,026
Salvatore Ferragamo SpA	3,130	75,000
Technogym SpA(b)	3,813	46,812

Total Italy		1,367,433
Japan – 17.5%
Ai Holdings Corp.	2,000	46,344
Asahi Intecc Co., Ltd.	1,400	61,135
Astellas Pharma, Inc.	73,900	1,289,517
Benefit One, Inc.	1,400	45,728
Calbee, Inc.	2,300	75,732
Chugai Pharmaceutical Co., Ltd.	10,500	674,825
Ci:z Holdings Co., Ltd.	700	25,914
Create SD Holdings Co., Ltd.	700	18,230
CyberAgent, Inc.	800	42,611
Daikin Industries Ltd.	4,300	572,589
Dip Corp.	2,000	48,422
Disco Corp.(a)	1,300	217,687
Elecom Co., Ltd.	1,300	32,985
en-japan, Inc.	700	35,128
Financial Products Group Co., Ltd.	2,500	23,947
Funai Soken Holdings, Inc.	1,000	22,697
GMO Payment Gateway, Inc.(a)	600	37,188
Harmonic Drive Systems, Inc.(a)	900	33,160
Haseko Corp.	9,200	119,470
Hazama Ando Corp.	6,800	51,905
Hikari Tsushin, Inc.	800	158,190
Hoya Corp.	8,000	475,415
Japan Lifeline Co., Ltd.	1,800	38,128
Japan Material Co., Ltd.	500	6,713
Kakaku.com, Inc.	4,800	93,900
Kaken Pharmaceutical Co., Ltd.	2,100	111,670
Keyence Corp.	400	232,355
Koito Manufacturing Co., Ltd.	2,000	131,355
Kotobuki Spirits Co., Ltd.	400	18,841
Kyudenko Corp.	100	3,971
Lasertec Corp.	1,400	46,652
M3, Inc.	3,800	86,247
Meitec Corp.	1,200	57,789
Mixi, Inc.	4,500	107,998
Modec, Inc.	1,500	49,060
Investments	Shares	Value
MonotaRO Co., Ltd.	2,200	$62,077
Murata Manufacturing Co., Ltd.	5,800	891,817
Nidec Corp.	2,400	345,362
Nihon M&A Center, Inc.	1,700	51,037
Nissan Chemical Corp.	3,300	174,319
Nitto Denko Corp.	5,900	442,351
Obara Group, Inc.	800	38,597
Open House Co., Ltd.	1,500	73,953
Oracle Corp.	3,000	241,933
Oriental Land Co., Ltd.	1,600	167,346
Park24 Co., Ltd.	4,600	139,112
Pigeon Corp.	2,500	140,864
Pilot Corp.	600	36,079
Relo Group, Inc.	2,900	85,275
Ryohin Keikaku Co., Ltd.	300	89,272
Seria Co., Ltd.(a)	300	10,618
Shimano, Inc.	1,200	193,441
Start Today Co., Ltd.	2,500	75,714
Sundrug Co., Ltd.	3,400	121,380
Sysmex Corp.	2,300	198,037
Systena Corp.	2,400	32,814
T-Gaia Corp.	1,600	41,752
TechnoPro Holdings, Inc.	700	43,448
Toei Animation Co., Ltd.	900	27,970
Tokyo Electron Ltd.	9,400	1,291,843
Trend Micro, Inc.	5,700	366,835
United Arrows Ltd.	800	34,089
USS Co., Ltd.	6,600	122,546
Yahoo Japan Corp.	230,600	830,351
Yaskawa Electric Corp.(a)	4,800	142,624

Total Japan		11,606,354
Netherlands – 2.2%
ASM International N.V.	1,765	91,411
ASML Holding N.V.	5,894	1,101,502
BE Semiconductor Industries N.V.	9,146	193,021
Corbion N.V.	2,097	68,199

Total Netherlands		1,454,133
New Zealand – 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	17,032	169,935
Mainfreight Ltd.	2,859	57,259
Ryman Healthcare Ltd.	16,174	150,116
Z Energy Ltd.	36,962	175,203

Total New Zealand		552,513
Norway – 1.8%
Borregaard ASA	3,738	38,283
Entra ASA(a)(b)	10,093	145,013
Grieg Seafood ASA	7,338	96,869
Leroy Seafood Group ASA	29,796	243,028
Salmar ASA	10,404	518,967
Tomra Systems ASA	2,707	67,481
Veidekke ASA	8,319	90,818
XXL ASA(a)(b)	1,832	9,438

Total Norway		1,209,897

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2018

Investments	Shares	Value
Portugal – 0.2%
Altri, SGPS, S.A.	10,622	$101,907
Singapore – 0.7%
First Resources Ltd.	75,100	92,339
Sheng Siong Group Ltd.	74,600	61,150
SIA Engineering Co., Ltd.	50,600	109,247
Venture Corp., Ltd.	15,700	202,577

Total Singapore		465,313
Spain – 4.3%
Cie Automotive S.A.	2,385	74,684
Industria de Diseno Textil S.A.	77,720	2,356,995
Prosegur Cash S.A.(b)	36,750	80,590
Prosegur Cia de Seguridad S.A.	19,218	119,421
Zardoya Otis S.A.	26,052	242,983

Total Spain		2,874,673
Sweden – 5.8%
AddTech AB Class B	2,052	43,748
Atlas Copco AB Class A	29,858	860,165
Atlas Copco AB Class B	12,322	328,584
Beijer Ref AB	1,477	30,997
Bonava AB Class B	3,464	49,741
Electrolux AB Series B	13,148	289,773
Evolution Gaming Group AB(b)	899	64,040
Fagerhult AB	3,286	29,929
Hexpol AB	12,931	142,495
Indutrade AB	3,779	102,238
Intrum AB(a)	7,857	204,173
Investment AB Latour Class B(a)	17,516	218,428
JM AB	5,729	112,413
Lifco AB Class B	1,734	77,700
Loomis AB Class B	2,604	83,802
Mycronic AB(a)	4,594	48,067
NetEnt AB*	10,140	41,087
Nobia AB	6,108	43,201
Nolato AB Class B	452	27,852
Paradox Interactive AB	118	2,057
Peab AB	17,299	158,241
Sandvik AB	40,343	715,615
Sweco AB Class B	3,650	96,122
Thule Group AB(b)	2,008	48,545
Vitrolife AB	1,309	19,203

Total Sweden		3,838,216
Switzerland – 7.1%
Bucher Industries AG Registered Shares	332	107,132
EMS-Chemie Holding AG Registered Shares	1,061	635,427
Kuehne + Nagel International AG Registered Shares	6,076	967,258
Logitech International S.A. Registered Shares	4,155	186,567
Oriflame Holding AG	2,925	74,793
Partners Group Holding AG	1,212	965,952
SGS S.A. Registered Shares	291	769,803
Sonova Holding AG Registered Shares	1,741	348,093
Straumann Holding AG Registered Shares	215	162,439
Sunrise Communications Group AG*(b)	3,855	350,652
Investments	Shares	Value
Temenos AG Registered Shares*	632	$103,004
Ypsomed Holding AG*(a)	234	33,538

Total Switzerland		4,704,658
United Kingdom – 20.5%
Abcam PLC	3,223	60,186
Ashtead Group PLC	8,139	258,655
Barratt Developments PLC	78,505	580,463
Bellway PLC	5,093	200,176
Bovis Homes Group PLC	4,629	64,741
British American Tobacco PLC	74,925	3,502,269
Cineworld Group PLC	25,356	104,355
Compass Group PLC	35,907	798,826
Computacenter PLC	3,094	51,080
Cranswick PLC	1,225	54,058
Croda International PLC	3,813	258,661
Diageo PLC	98,503	3,492,632
Diploma PLC	2,865	52,903
Domino’s Pizza Group PLC	11,507	41,926
Dunelm Group PLC	11,748	83,800
easyJet PLC	11,306	193,731
Electrocomponents PLC	12,434	116,453
esure Group PLC	38,222	138,365
FDM Group Holdings PLC	4,720	59,705
Fevertree Drinks PLC	743	34,958
Games Workshop Group PLC	1,223	60,365
Hargreaves Lansdown PLC	11,672	340,186
Hill & Smith Holdings PLC	636	8,178
HomeServe PLC	6,691	89,435
Howden Joinery Group PLC	14,091	86,162
IMI PLC	12,702	181,707
Jardine Lloyd Thompson Group PLC	10,531	260,377
JD Sports Fashion PLC	5,568	33,335
Marshalls PLC	10,622	57,456
Moneysupermarket.com Group PLC	28,720	104,454
Next PLC	3,903	279,628
NMC Health PLC	1,195	52,890
Pagegroup PLC	16,635	124,083
Redrow PLC	12,772	97,184
RELX PLC	34,179	720,269
Renishaw PLC	1,120	69,288
Rentokil Initial PLC	26,227	108,897
Rightmove PLC	14,360	88,200
Rotork PLC	19,708	84,939
RWS Holdings PLC	3,674	23,716
Softcat PLC	3,784	39,229
Spirax-Sarco Engineering PLC	1,501	142,889
Synthomer PLC	13,432	94,849
Ted Baker PLC	1,544	46,591
Unite Group PLC (The)	9,583	111,596
Victrex PLC	2,397	104,402
WH Smith PLC	3,596	96,695

Total United Kingdom		13,654,943
TOTAL COMMON STOCKS (Cost: $66,075,343)		66,126,707

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
United States – 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $938,235)(d)	938,235	$938,235
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $67,013,578)		67,064,942
Other Assets less Liabilities – (0.9)%		(607,725)

NET ASSETS – 100.0%		$66,457,217
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,185,281 and the total market value of the collateral held by the Fund was $1,261,554. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $323,319.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/2/2018	35,178	USD	3,983,704	JPY	$106	$—

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 10.3%
Accent Group Ltd.	2,603,122	$3,070,088
ALS Ltd.	491,799	3,181,221
Altium Ltd.	289,700	5,730,806
AMA Group Ltd.(a)	1,064,600	855,024
Ansell Ltd.	225,958	4,128,172
AP Eagers Ltd.	242,757	1,387,610
APN Outdoor Group Ltd.	191,526	922,934
ARB Corp., Ltd.	77,481	1,074,136
ARQ Group Ltd.(a)	128,200	218,912
Asaleo Care Ltd.	1,826,456	958,111
AUB Group Ltd.	81,244	783,004
Austal Ltd.	566,282	807,175
Australian Pharmaceutical Industries Ltd.	1,431,558	1,786,762
Bapcor Ltd.	269,384	1,493,033
Beach Energy Ltd.	3,410,987	5,281,564
Bega Cheese Ltd.(a)	197,787	974,571
Blackmores Ltd.(a)	21,846	2,093,120
Breville Group Ltd.	186,794	1,767,825
Brickworks Ltd.	184,818	2,342,864
Cabcharge Australia Ltd.	165,203	271,339
carsales.com Ltd.	336,379	3,519,378
Cedar Woods Properties Ltd.	234,605	976,054
Cleanaway Waste Management Ltd.	2,764,759	3,760,831
Collins Foods Ltd.	266,321	1,192,792
Corporate Travel Management Ltd.	122,531	2,706,709
Costa Group Holdings Ltd.	82,200	424,063
CSR Ltd.	1,427,288	3,893,334
Dicker Data Ltd.	351,992	758,958
DuluxGroup Ltd.	585,112	3,247,155
ERM Power Ltd.	292,680	356,830
Estia Health Ltd.	621,530	1,065,808
Event Hospitality and Entertainment Ltd.	242,114	2,592,688
Fairfax Media Ltd.	720,101	429,849
G8 Education Ltd.(a)	1,999,070	2,892,855
Genworth Mortgage Insurance Australia Ltd.(a)	2,240,448	3,987,849
GrainCorp Ltd. Class A	370,489	2,117,733
Greencross Ltd.(a)	422,158	1,295,119
GUD Holdings Ltd.	183,871	1,925,088
GWA Group Ltd.	599,783	1,353,996
HT&E Ltd.(a)	62,034	134,654
IDP Education Ltd.	322,521	2,405,943
Infomedia Ltd.	922,197	874,105
Inghams Group Ltd.(a)	491,000	1,378,421
Integrated Research Ltd.	99,200	195,949
Invocare Ltd.(a)	175,647	1,570,825
IOOF Holdings Ltd.(a)	515,512	3,036,211
IPH Ltd.	21,127	92,024
IRESS Ltd.	277,034	2,549,699
IVE Group Ltd.	492,213	765,703
Japara Healthcare Ltd.(a)	828,178	829,931
JB Hi-Fi Ltd.(a)	293,561	5,350,511
Link Administration Holdings Ltd.	497,330	2,799,581
Investments	Shares	Value
MACA Ltd.	1,474,575	$1,296,319
McMillan Shakespeare Ltd.	181,941	2,247,154
Metcash Ltd.	1,303,500	2,829,443
Mineral Resources Ltd.	300,685	3,459,215
Monadelphous Group Ltd.	196,443	2,285,553
Monash IVF Group Ltd.	983,700	779,373
MYOB Group Ltd.	1,216,552	2,658,314
MyState Ltd.	232,509	812,560
Navigator Global Investments Ltd.	855,267	3,292,169
Navitas Ltd.(a)	702,525	2,272,155
New Hope Corp., Ltd.(a)	847,700	2,422,747
NIB Holdings Ltd.	711,673	3,012,347
Nick Scali Ltd.(a)	208,447	971,293
Nine Entertainment Co. Holdings Ltd.(a)	2,548,080	4,166,681
Northern Star Resources Ltd.	619,846	3,722,465
Nufarm Ltd.	202,993	984,067
OFX Group Ltd.	443,732	732,022
oOh!media Ltd.	344,319	1,278,048
OZ Minerals Ltd.	470,923	3,179,071
Pact Group Holdings Ltd.	458,848	1,235,038
Peet Ltd.	703,959	598,486
Pendal Group Ltd.	668,400	4,251,029
Perpetual Ltd.	169,230	5,212,544
Platinum Asset Management Ltd.(a)	1,634,913	6,340,568
Premier Investments Ltd.	375,405	5,025,051
Primary Health Care Ltd.	809,616	1,780,826
Qube Holdings Ltd.(a)	1,179,000	2,328,870
Regis Healthcare Ltd.(a)	816,600	1,707,560
Regis Resources Ltd.	820,014	2,207,155
Reject Shop Ltd. (The)	71,800	246,247
Ruralco Holdings Ltd.	464,500	978,019
Sandfire Resources NL	140,743	756,631
Scottish Pacific Group Ltd.	334,762	1,046,378
SeaLink Travel Group Ltd.	220,862	687,160
Servcorp Ltd.	362,400	1,048,858
SG Fleet Group Ltd.	634,910	1,731,898
Sigma Healthcare Ltd.(a)	3,535,111	1,611,433
Sims Metal Management Ltd.	219,030	2,004,762
Southern Cross Media Group Ltd.	1,752,013	1,635,294
St Barbara Ltd.	268,300	677,509
Steadfast Group Ltd.	850,012	1,752,825
Super Retail Group Ltd.	174,674	1,121,039
Tassal Group Ltd.	224,313	733,604
Virtus Health Ltd.	168,400	682,337
WPP AUNZ Ltd.	2,350,962	1,462,894

Total Australia		190,873,928
Austria – 0.6%
Lenzing AG	62,400	6,526,605
Palfinger AG	28,900	966,739
Porr AG(a)	40,867	1,210,409
S IMMO AG	137,194	2,740,833

Total Austria		11,444,586

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
Belgium – 1.3%
Cofinimmo S.A.	55,511	$6,924,723
D’ieteren S.A./N.V.	81,754	3,600,778
Econocom Group S.A./N.V.(a)	328,000	1,066,721
Fagron	11,000	212,729
Greenyard N.V.(a)	79,000	723,974
Kinepolis Group N.V.	15,000	897,258
Ontex Group N.V.(a)	120,000	2,557,622
Orange Belgium S.A.	2,807	44,145
Recticel S.A.	86,050	945,499
Warehouses De Pauw CVA	55,858	7,357,283

Total Belgium		24,330,732
China – 2.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	441,000	889,338
China Overseas Grand Oceans Group Ltd.(a)	2,844,000	915,907
China Power Clean Energy Development Co., Ltd.	3,429,500	1,244,716
China Power International Development Ltd.(a)	23,159,000	5,149,799
China South City Holdings Ltd.	11,644,000	1,904,730
China Travel International Investment Hong Kong Ltd.	7,200,000	2,318,752
CITIC Telecom International Holdings Ltd.	12,005,822	4,096,608
CPMC Holdings Ltd.(a)	1,985,109	750,926
Dah Chong Hong Holdings Ltd.	3,273,000	1,275,754
Guotai Junan International Holdings Ltd.(a)	16,966,000	2,970,443
Poly Property Group Co., Ltd.	5,898,000	2,080,344
Shanghai Industrial Holdings Ltd.	2,326,000	5,154,422
Shenwan Hongyuan HK Ltd.(a)	4,175,000	944,389
Shougang Fushan Resources Group Ltd.	12,840,000	2,855,193
Xiwang Special Steel Co., Ltd.	9,284,000	1,886,485
Yuexiu Property Co., Ltd.	31,574,000	5,649,095

Total China		40,086,901
Denmark – 1.0%
Alm Brand A/S	355,809	3,042,500
Matas A/S	279,500	2,733,901
Per Aarsleff Holding A/S	39,098	1,479,797
Schouw & Co. A/S	23,029	1,911,805
Spar Nord Bank A/S	338,872	3,145,743
Sydbank A/S	190,470	5,606,988

Total Denmark		17,920,734
Finland – 2.4%
Aktia Bank Oyj	158,980	1,691,442
Cramo Oyj	139,666	3,151,973
F-Secure Oyj	364,942	1,318,267
Finnair Oyj	206,191	1,717,149
Kemira Oyj	443,072	5,974,830
Lassila & Tikanoja Oyj	79,769	1,500,957
Oriola Oyj Class B	697,136	2,287,468
Ramirent Oyj	296,536	2,397,208
Sanoma Oyj	327,386	3,222,692
Technopolis Oyj	736,660	3,991,515
Investments	Shares	Value
Tieto Oyj	209,511	$6,482,762
Tikkurila Oyj(a)	92,079	1,443,821
Tokmanni Group Corp.	260,622	2,276,397
Uponor Oyj	129,398	1,692,330
YIT Oyj(a)	711,535	4,983,479

Total Finland		44,132,290
France – 3.0%
Albioma S.A.	77,406	1,771,169
Beneteau S.A.	45,050	724,186
Coface S.A.	396,120	3,758,961
Elior Group S.A.(b)	271,900	4,212,928
Gaztransport Et Technigaz S.A.	106,389	8,069,172
IPSOS	88,313	2,703,890
Jacquet Metal Service S.A.	46,053	1,101,905
Kaufman & Broad S.A.	61,856	2,902,567
Korian S.A.	95,602	3,482,267
Lectra	39,800	1,037,812
LISI	42,615	1,536,891
Maisons du Monde S.A.(b)	30,200	881,843
Metropole Television S.A.	354,300	7,143,975
Neopost S.A.	140,027	4,257,949
Rothschild & Co.	99,100	4,201,318
SPIE S.A.(a)	272,250	5,419,981
Vilmorin & Cie S.A.	30,200	2,108,145

Total France		55,314,959
Georgia – 0.1%
Bank of Georgia Group PLC	105,587	2,356,438
Germany – 3.7%
Aareal Bank AG	178,574	7,471,039
alstria office REIT-AG	295,274	4,383,037
AURELIUS Equity Opportunities SE & Co. KGaA	122,111	6,464,697
BayWa AG	78,650	2,621,801
bet-at-home.com AG	37,750	2,608,873
Bilfinger SE	61,422	3,101,934
Borussia Dortmund GmbH & Co. KGaA	182,987	1,631,239
Comdirect Bank AG	84,021	1,077,397
CompuGroup Medical SE	21,500	1,242,619
CropEnergies AG	276,811	1,485,403
Deutz AG	108,407	965,766
Elmos Semiconductor AG	51,717	1,094,462
Encavis AG	217,250	1,516,538
Gerresheimer AG	25,947	2,192,498
Hamburger Hafen und Logistik AG	106,726	2,508,995
Indus Holding AG	26,869	1,669,646
Jenoptik AG	59,184	2,181,877
Kloeckner & Co. SE	135,574	1,569,180
Leoni AG	38,865	1,600,273
MLP SE	169,770	1,084,533
NORMA Group SE	30,086	1,923,715
Pfeiffer Vacuum Technology AG	16,336	2,426,807
RHOEN-KLINIKUM AG	24,148	620,980
Takkt AG	122,789	1,945,328

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
TLG Immobilien AG	170,008	$4,438,995
VTG AG	38,127	2,333,793
Wacker Neuson SE	88,813	2,277,690
Washtec AG	11,778	1,034,219
Wuestenrot & Wuerttembergische AG	116,634	2,660,637
Zeal Network SE	5,622	140,394

Total Germany		68,274,365
Hong Kong – 0.4%
Dah Sing Financial Holdings Ltd.	348,629	2,234,373
Hong Kong Aircraft Engineering Co., Ltd.	59,200	528,078
Hongkong & Shanghai Hotels Ltd. (The)	1,331,870	1,865,493
Kowloon Development Co., Ltd.	1,029,000	1,108,573
Lai Sun Development Co., Ltd.	775,434	1,131,702
Television Broadcasts Ltd.	52,700	149,852

Total Hong Kong		7,018,071
Ireland – 0.5%
C&C Group PLC	810,967	3,117,814
FBD Holdings PLC	58,947	694,939
Grafton Group PLC	235,258	2,323,920
Greencore Group PLC	894,217	2,158,457
Hostelworld Group PLC(b)	25,242	73,075
Irish Continental Group PLC	349,836	2,112,939

Total Ireland		10,481,144
Israel – 3.6%
Amot Investments Ltd.	889,736	4,698,017
Ashtrom Properties Ltd.	372,537	1,691,487
Avgol Industries 1953 Ltd.	28,352	31,399
Delek Group Ltd.	61,100	10,317,199
Direct Insurance Financial Investments Ltd.	99,892	1,158,749
Discount Investment Corp., Ltd. Registered Shares	1,056,419	3,146,421
Elco Ltd.	15,800	301,600
Electra Consumer Products 1970 Ltd.	159,500	1,746,245
First International Bank of Israel Ltd.	224,903	5,077,357
Fox Wizel Ltd.	39,200	803,254
Gazit-Globe Ltd.	410,025	3,738,059
Harel Insurance Investments & Financial Services Ltd.	644,363	4,954,730
Inrom Construction Industries Ltd.	394,803	1,492,916
Magic Software Enterprises Ltd.	87,032	769,506
Matrix IT Ltd.	208,148	2,492,945
Maytronics Ltd.	264,832	1,720,297
Melisron Ltd.	77,802	3,382,789
Menora Mivtachim Holdings Ltd.	111,900	1,270,346
Paz Oil Co., Ltd.	40,500	6,354,230
Phoenix Holdings Ltd. (The)	148,800	899,462
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	19,785	935,873
Sella Capital Real Estate Ltd.	839,802	1,499,828
Shapir Engineering and Industry Ltd.	402,584	1,418,267
Shikun & Binui Ltd.*	363,906	747,588
Shufersal Ltd.	324,986	2,082,442
Investments	Shares	Value
Strauss Group Ltd.	110,603	$2,433,071
ZUR Shamir Holdings Ltd.	246,771	1,000,331

Total Israel		66,164,408
Italy – 4.8%
Anima Holding SpA(b)	683,601	3,361,806
Aquafil SpA	46,500	658,919
Ascopiave SpA	1,038,989	3,656,559
ASTM SpA	94,572	2,049,714
Azimut Holding SpA(a)	582,100	8,789,415
Banca IFIS SpA	117,801	2,654,421
Banca Popolare di Sondrio SCPA	417,412	1,593,131
Biesse SpA	51,808	1,843,761
BPER Banca(a)	644,103	2,983,524
Cairo Communication SpA	518,318	1,872,301
Cerved Group SpA	349,427	3,768,404
CIR-Compagnie Industriali Riunite SpA	1,069,944	1,221,613
Cofide SpA	930,692	506,448
Credito Emiliano SpA	681,197	4,478,249
Datalogic SpA	59,640	2,157,818
doBank SpA(b)	175,300	1,934,303
Ei Towers SpA	75,467	4,978,797
El.En. SpA	16,000	393,609
Enav SpA(b)	969,114	4,725,376
Fincantieri SpA*	287,000	466,024
Gamenet Group SpA(b)	164,200	1,809,916
Gima TT SpA(a)(b)	118,700	1,493,821
Immobiliare Grande Distribuzione SIIQ SpA	449,484	3,455,095
Maire Tecnimont SpA	529,058	2,383,033
MARR SpA	137,794	4,042,804
Massimo Zanetti Beverage Group SpA(b)	194,200	1,583,454
RAI Way SpA(b)	714,167	3,629,083
Saras SpA	3,292,501	7,048,071
Societa Cattolica di Assicurazioni SC	459,713	3,956,617
Tod’s SpA(a)	47,877	3,267,035
Zignago Vetro SpA	140,548	1,395,757

Total Italy		88,158,878
Japan – 25.7%
77 Bank Ltd. (The)	55,000	1,308,359
ADEKA Corp.	85,301	1,464,427
Aeon Delight Co., Ltd.	46,700	1,704,200
Ai Holdings Corp.	34,200	792,485
Aica Kogyo Co., Ltd.	45,400	1,834,626
Aichi Corp.	132,400	721,535
Aichi Steel Corp.	30,000	1,144,958
Aida Engineering Ltd.	75,100	671,758
Aisan Industry Co., Ltd.	123,300	1,072,504
Akita Bank Ltd. (The)	32,400	855,176
Albis Co., Ltd.	20,000	535,282
Alinco, Inc.	128,400	1,235,561
Alpen Co., Ltd.	50,700	899,419
Amano Corp.	86,600	1,809,996
Aoyama Trading Co., Ltd.	80,001	2,458,102
Arcs Co., Ltd.	66,500	1,803,231

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
Ariake Japan Co., Ltd.	39,000	$3,890,214
Asahi Broadcasting Group Holdings Corp.	32,000	226,791
Asahi Holdings, Inc.	62,400	1,141,587
Asante, Inc.	3,000	64,445
Asanuma Corp.	25,800	838,156
ASKUL Corp.(a)	31,688	951,324
Autobacs Seven Co., Ltd.(a)	60,903	1,045,568
Avex, Inc.	53,000	756,376
Awa Bank Ltd. (The)	15,200	471,717
Bando Chemical Industries Ltd.	33,800	402,321
Bank of Saga Ltd. (The)	49,900	1,027,566
Baroque Japan Ltd.	90,000	858,124
Bell System24 Holdings, Inc.	91,700	1,446,726
Belluna Co., Ltd.	204,800	2,419,700
Bic Camera, Inc.	4,000	55,641
BML, Inc.	40,200	1,224,563
C.I. Takiron Corp.	121,100	662,087
Central Glass Co., Ltd.	50,700	1,317,214
Chiyoda Co., Ltd.(a)	31,500	620,654
Chiyoda Integre Co., Ltd.	66,000	1,368,403
Chugoku Bank Ltd. (The)	154,000	1,568,675
Ci:z Holdings Co., Ltd.	1,000	37,021
Citizen Watch Co., Ltd.(a)	303,607	2,002,039
CKD Corp.	58,600	752,201
Clarion Co., Ltd.	62,400	962,493
CONEXIO Corp.	80,100	1,476,686
Cosel Co., Ltd.	43,000	491,007
Cosmo Energy Holdings Co., Ltd.	74,600	3,067,148
Daido Metal Co., Ltd.(a)	84,800	699,543
Daido Steel Co., Ltd.(a)	50,591	2,458,620
Daiho Corp.	12,200	345,856
Daikyo, Inc.	54,300	1,105,266
Daio Paper Corp.(a)	63,200	903,612
Daishi Bank Ltd. (The)	22,490	976,147
Daiwabo Holdings Co., Ltd.	60,300	3,896,659
DCM Holdings Co., Ltd.	152,900	1,390,551
DeNA Co., Ltd.	83,000	1,466,576
Denyo Co., Ltd.	15,600	256,418
Dexerials Corp.(a)	119,900	1,219,215
DMG Mori Co., Ltd.(a)	97,700	1,632,562
Doshisha Co., Ltd.	44,300	919,658
Doutor Nichires Holdings Co., Ltd.	37,800	702,188
Dowa Holdings Co., Ltd.	65,900	2,094,458
Eagle Industry Co., Ltd.	63,400	826,095
Earth Corp.	35,800	1,720,896
EDION Corp.(a)	135,700	1,518,464
Ehime Bank Ltd. (The)	110,000	1,208,610
Eighteenth Bank Ltd. (The)	30,739	1,045,978
Elematec Corp.	16,900	399,494
eRex Co., Ltd.(a)	25,000	230,224
ES-Con Japan Ltd.(a)	71,000	499,441
ESPEC Corp.	21,700	415,526
Excel Co., Ltd.	18,700	293,379
Exedy Corp.	37,470	1,242,017
Investments	Shares	Value
F@N Communications, Inc.	129,000	$790,456
FIDEA Holdings Co., Ltd.	846,200	1,273,938
Financial Products Group Co., Ltd.(a)	93,600	896,569
Foster Electric Co., Ltd.	64,385	812,288
France Bed Holdings Co., Ltd.	125,000	1,077,387
Fudo Tetra Corp.	45,420	843,340
Fuji Corp., Ltd.	263,400	2,075,477
Fuji Oil Co., Ltd.	189,500	802,478
Fujikura Ltd.	230,600	1,090,216
Fujimi, Inc.	62,441	1,622,801
Fujimori Kogyo Co., Ltd.	39,400	1,344,148
Fujitec Co., Ltd.	61,600	825,961
Fujitsu General Ltd.(a)	83,900	1,408,613
Fukui Bank Ltd. (The)	58,000	1,212,748
Fukui Computer Holdings, Inc.	32,000	619,518
Fukuyama Transporting Co., Ltd.	18,000	778,888
Funai Soken Holdings, Inc.	191,350	4,343,006
Furukawa Electric Co., Ltd.	50,000	1,663,952
Gakkyusha Co., Ltd.	3,000	48,043
Gecoss Corp.	93,000	999,718
Geo Holdings Corp.(a)	96,100	1,454,381
Glory Ltd.	78,577	1,921,102
GMO Financial Holdings, Inc.(a)	250,100	1,889,209
Godo Steel Ltd.	41,900	863,195
GS Yuasa Corp.	47,400	1,167,212
Gunma Bank Ltd. (The)	432,900	2,229,577
Gunze Ltd.	36,600	1,843,131
H2O Retailing Corp.	98,000	1,613,417
Hachijuni Bank Ltd. (The)	742,000	3,403,460
Hakuto Co., Ltd.	53,200	747,053
Hanwa Co., Ltd.	65,300	2,173,121
Happinet Corp.	114,000	2,004,296
Hazama Ando Corp.	155,000	1,183,123
Heiwa Corp.	126,819	2,829,241
Heiwado Co., Ltd.	68,000	1,825,945
Hiroshima Bank Ltd. (The)	337,700	2,286,317
Hokkaido Gas Co., Ltd.	18,800	257,376
Hokkoku Bank Ltd. (The)	14,000	541,093
Hokuetsu Bank Ltd. (The)	52,100	1,105,436
Hokuetsu Corp.	160,000	871,946
Hokuetsu Industries Co., Ltd.	165,600	1,984,255
Hokuhoku Financial Group, Inc.	153,200	2,153,985
Hosokawa Micron Corp.	32,900	1,795,836
Hyakugo Bank Ltd. (The)	183,800	742,741
Hyakujushi Bank Ltd. (The)	28,600	843,509
Ibiden Co., Ltd.(a)	94,100	1,319,728
Ichibanya Co., Ltd.	1,000	39,794
Ichigo, Inc.	341,800	1,281,919
Ichinen Holdings Co., Ltd.	34,000	446,608
Ichiyoshi Securities Co., Ltd.	149,000	1,549,227
Idec Corp.(a)	81,200	1,780,059
Iino Kaiun Kaisha Ltd.	207,900	1,065,262
Imasen Electric Industrial	96,200	1,012,097
Inaba Denki Sangyo Co., Ltd.	40,300	1,781,098

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
Inabata & Co., Ltd.	60,400	$928,985
Internet Initiative Japan, Inc.	32,000	649,382
Iseki & Co., Ltd.	50,000	921,777
Itochu Enex Co., Ltd.	191,101	1,933,134
Itoki Corp.	124,000	720,518
Iwatani Corp.	19,000	676,630
Iyo Bank Ltd. (The)	245,500	1,534,578
Japan Aviation Electronics Industry Ltd.	48,000	808,839
Japan Wool Textile Co., Ltd. (The)	101,000	835,850
JINS, Inc.(a)	1,000	53,352
Juroku Bank Ltd. (The)	56,000	1,425,329
K’s Holdings Corp.	155,302	1,880,004
kabu.com Securities Co., Ltd.	587,701	1,986,857
Kadokawa Dwango	70,000	766,034
Kaga Electronics Co., Ltd.	56,500	1,175,415
Kanamoto Co., Ltd.	15,000	532,201
Kandenko Co., Ltd.	154,900	1,599,663
Kasai Kogyo Co., Ltd.	46,400	485,304
Kato Sangyo Co., Ltd.	48,100	1,621,896
Kato Works Co., Ltd.(a)	43,600	1,345,407
Keihin Corp.	33,000	682,749
Keiyo Bank Ltd. (The)	94,500	795,369
Kintetsu World Express, Inc.	65,500	1,255,967
Kitano Construction Corp.	5,600	200,167
Kito Corp.	84,300	1,553,373
Kiyo Bank Ltd. (The)	53,150	852,103
Koa Corp.(a)	100,600	1,736,819
Kobe Bussan Co., Ltd.	15,100	858,793
Koei Tecmo Holdings Co., Ltd.	106,800	1,837,278
Kohnan Shoji Co., Ltd.	84,200	2,128,999
Kokuyo Co., Ltd.	128,500	2,314,663
Konoike Transport Co., Ltd.	48,700	832,211
Kurabo Industries Ltd.	39,396	1,069,993
Kurimoto Ltd.	73,000	1,203,117
KYB Corp.	31,079	1,392,720
Kyoei Steel Ltd.(a)	43,200	842,816
KYORIN Holdings, Inc.(a)	80,290	1,658,321
Kyosan Electric Manufacturing Co., Ltd.	363,900	1,941,483
Kyushu Financial Group, Inc.	576,000	2,738,390
Leopalace21 Corp.	152,200	848,198
Lintec Corp.	55,530	1,422,655
Macnica Fuji Electronics Holdings, Inc.	54,700	966,526
Maeda Road Construction Co., Ltd.	66,600	1,355,043
Mandom Corp.	61,760	1,962,879
Marubun Corp.	122,200	890,801
Maruha Nichiro Corp.	52,000	1,918,211
Matsui Construction Co., Ltd.	77,000	627,063
Matsui Securities Co., Ltd.	254,740	2,677,815
Max Co., Ltd.	45,247	676,006
Maxell Holdings Ltd.	63,000	987,278
MegaChips Corp.(a)	37,400	786,953
Megmilk Snow Brand Co., Ltd.	37,500	963,706
Meitec Corp.	42,300	2,037,074
Mimasu Semiconductor Industry Co., Ltd.	17,000	272,395
Investments	Shares	Value
Ministop Co., Ltd.(a)	43,100	$827,963
Mito Securities Co., Ltd.	185,000	633,578
Mitsubishi Logistics Corp.(a)	54,000	1,395,818
Mitsubishi Shokuhin Co., Ltd.	31,000	828,322
Mitsuboshi Belting Ltd.	11,500	303,737
Mitsui Mining & Smelting Co., Ltd.	44,864	1,299,490
Mixi, Inc.	142,100	3,410,350
Miyazaki Bank Ltd. (The)	27,964	819,828
Modec, Inc.	9,000	294,361
Morinaga Milk Industry Co., Ltd.(a)	50,900	1,382,458
MOS Food Services, Inc.(a)	2,000	52,190
MrMax Holdings Ltd.	85,000	458,731
Musashino Bank Ltd. (The)	15,945	460,445
Nachi-Fujikoshi Corp.	22,200	1,092,556
Nagaileben Co., Ltd.	42,600	1,018,635
Nagase & Co., Ltd.	100,900	1,773,090
Nanto Bank Ltd. (The)	49,000	1,243,280
NEC Networks & System Integration Corp.	59,701	1,384,447
NHK Spring Co., Ltd.	169,000	1,757,177
Nichias Corp.	65,500	1,704,032
Nichiha Corp.	64,701	1,711,727
Nichirin Co., Ltd.	41,000	904,213
Nihon Kohden Corp.	61,600	1,952,370
Nihon Nohyaku Co., Ltd.(a)	143,100	1,006,620
Nihon Parkerizing Co., Ltd.	72,101	975,016
Nihon Tokushu Toryo Co., Ltd.	21,000	488,462
Nihon Unisys Ltd.	94,200	2,431,610
Nihon Yamamura Glass Co., Ltd.	18,300	295,803
Nikkon Holdings Co., Ltd.	63,500	1,646,969
Nippo Corp.	92,900	1,705,300
Nippon Flour Mills Co., Ltd.	155,797	2,747,382
Nippon Kayaku Co., Ltd.(a)	213,299	2,537,016
Nippon Koei Co., Ltd.	37,500	1,005,304
Nippon Light Metal Holdings Co., Ltd.	995,800	2,226,819
Nippon Paper Industries Co., Ltd.	23,638	435,155
Nippon Piston Ring Co., Ltd.	35,000	736,145
Nippon Signal Co., Ltd.	64,000	654,734
Nippon Soda Co., Ltd.	24,000	738,478
Nippon Steel & Sumikin Bussan Corp.	35,173	1,765,075
Nippon Thompson Co., Ltd.	154,700	1,028,292
Nipro Corp.	182,591	2,498,098
Nishi-Nippon Financial Holdings, Inc.	99,000	1,145,274
Nishi-Nippon Railroad Co., Ltd.	62,900	1,702,844
Nishimatsu Construction Co., Ltd.	60,400	1,529,343
Nishimatsuya Chain Co., Ltd.	94,200	947,100
Nishio Rent All Co., Ltd.	21,600	721,680
Nissei ASB Machine Co., Ltd.(a)	8,000	335,256
Nisshinbo Holdings, Inc.	171,692	2,045,158
Nissin Electric Co., Ltd.	148,500	1,351,842
Nissin Kogyo Co., Ltd.	34,000	572,628
Nitta Corp.	31,400	1,197,007
Noevir Holdings Co., Ltd.	45,400	2,474,147
NOF Corp.	53,200	1,796,205
Nojima Corp.	12,000	262,957

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
Noritake Co., Ltd.	34,500	$2,177,796
North Pacific Bank Ltd.	428,000	1,450,720
NS Solutions Corp.	93,600	3,024,273
NS United Kaiun Kaisha Ltd.	47,800	1,101,734
NSD Co., Ltd.	104,000	2,310,094
NTN Corp.(a)	539,000	2,206,585
NuFlare Technology, Inc.	11,900	617,080
Obara Group, Inc.	12,500	603,073
Ogaki Kyoritsu Bank Ltd. (The)	39,700	1,017,097
Ohsho Food Service Corp.	46,100	3,218,497
Oita Bank Ltd. (The)	27,300	993,842
Okamura Corp.	71,400	955,478
Okasan Securities Group, Inc.(a)	495,000	2,549,412
Okinawa Electric Power Co., Inc. (The)	3,000	63,257
OKUMA Corp.(a)	17,200	955,513
Okumura Corp.	79,900	2,507,756
Okura Industrial Co., Ltd.	6,600	133,993
Okuwa Co., Ltd.	34,000	346,331
Onoken Co., Ltd.(a)	23,800	381,982
Onward Holdings Co., Ltd.	169,400	1,134,951
Organo Corp.	5,000	139,323
OSG Corp.	47,500	1,081,855
Paramount Bed Holdings Co., Ltd.	24,100	1,188,185
PC Depot Corp.	112,000	546,269
Penta-Ocean Construction Co., Ltd.	173,800	1,158,310
Piolax, Inc.	20,000	444,777
Plenus Co., Ltd.(a)	65,700	1,071,237
Press Kogyo Co., Ltd.	139,900	739,006
Prospect Co., Ltd.(a)	2,712,000	1,026,685
Raito Kogyo Co., Ltd.	128,000	1,831,228
Raysum Co., Ltd.	86,700	1,219,761
Rengo Co., Ltd.	303,900	2,592,588
Resorttrust, Inc.	98,400	1,622,602
Riso Kagaku Corp.	47,800	1,154,758
Roland DG Corp.	33,800	817,437
Round One Corp.	137,800	1,825,848
Ryobi Ltd.	56,500	2,225,976
Ryoden Corp.	36,400	551,520
Ryosan Co., Ltd.	32,986	1,199,385
Saibu Gas Co., Ltd.	27,800	660,827
Saizeriya Co., Ltd.	40,101	784,120
San-Ai Oil Co., Ltd.	98,200	1,204,319
San-In Godo Bank Ltd. (The)	98,787	867,979
Sangetsu Corp.	79,800	1,566,703
Sanoh Industrial Co., Ltd.	55,200	387,812
Sanrio Co., Ltd.(a)	79,173	1,605,277
Sanshin Electronics Co., Ltd.(a)	60,800	1,094,652
Sanwa Holdings Corp.	209,000	2,489,563
Sanyo Chemical Industries Ltd.	18,000	917,551
Sanyo Denki Co., Ltd.	27,500	1,317,075
Sanyo Special Steel Co., Ltd.(a)	41,000	1,000,951
Sapporo Holdings Ltd.	49,900	1,037,231
Sato Holdings Corp.	29,300	971,207
Sato Shoji Corp.	41,000	446,150
Investments	Shares	Value
Satori Electric Co., Ltd.	68,500	$614,531
Sawai Pharmaceutical Co., Ltd.(a)	46,200	2,493,340
Seiko Holdings Corp.(a)	24,900	701,501
Senko Group Holdings Co., Ltd.	219,000	1,823,956
SFP Holdings Co., Ltd.	3,000	47,832
Shibuya Corp.	16,000	596,558
Shiga Bank Ltd. (The)	26,600	684,759
Shikoku Bank Ltd. (The)	58,000	708,245
Shima Seiki Manufacturing Ltd.(a)	10,000	441,960
Shimachu Co., Ltd.	63,900	2,064,648
Shinko Electric Industries Co., Ltd.	93,000	782,744
Shinko Plantech Co., Ltd.	130,500	1,358,023
Shinmaywa Industries Ltd.	115,400	1,564,608
Shinsho Corp.	13,000	363,957
Ship Healthcare Holdings, Inc.	58,100	2,248,092
SHO-BOND Holdings Co., Ltd.	1,000	80,732
Shoei Co., Ltd.(a)	38,300	1,653,929
Siix Corp.(a)	32,000	557,257
Sinko Industries Ltd.	21,000	348,506
SMK Corp.	10,800	295,708
Sotetsu Holdings, Inc.	80,900	2,706,519
St. Marc Holdings Co., Ltd.	15,100	352,557
Star Micronics Co., Ltd.	60,800	1,081,270
Starts Corp., Inc.	45,800	1,010,878
Sumitomo Bakelite Co., Ltd.	81,600	3,671,048
Sumitomo Forestry Co., Ltd.	145,000	2,521,240
Sumitomo Osaka Cement Co., Ltd.(a)	40,500	1,679,403
Sumitomo Riko Co., Ltd.	80,550	814,116
Sumitomo Seika Chemicals Co., Ltd.	12,200	685,267
Suruga Bank Ltd.(a)	210,400	1,052,139
T-Gaia Corp.	90,500	2,361,597
T. RAD Co., Ltd.	16,000	439,495
Tadano Ltd.	56,800	660,587
Taiho Kogyo Co., Ltd.	32,100	377,281
Taikisha Ltd.	19,400	633,658
Taiyo Holdings Co., Ltd.	30,959	1,195,186
Taiyo Yuden Co., Ltd.	59,900	1,346,873
Takaoka Toko Co., Ltd.(a)	29,000	457,525
Takasago Thermal Engineering Co., Ltd.	131,501	2,380,297
Takuma Co., Ltd.	18,000	239,134
Tamron Co., Ltd.	63,100	1,344,385
Tanseisha Co., Ltd.	34,000	356,508
Tatsuta Electric Wire and Cable Co., Ltd.	302,900	1,690,704
TechnoPro Holdings, Inc.	47,300	2,935,819
Tekken Corp.(a)	40,000	1,041,335
Toa Corp.	55,000	642,558
Toagosei Co., Ltd.	116,500	1,344,645
Tobishima Corp.	44,400	750,522
Tocalo Co., Ltd.	195,800	2,016,868
Toda Corp.	167,000	1,205,617
Toei Co., Ltd.	6,700	806,348
Toho Bank Ltd. (The)	163,372	605,534
Toho Holdings Co., Ltd.(a)	45,700	1,213,061
TOKAI Holdings Corp.	213,600	2,143,804

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
Tokai Rika Co., Ltd.	110,422	$2,333,167
Tokai Tokyo Financial Holdings, Inc.	500,500	2,881,780
Tokyo Ohka Kogyo Co., Ltd.	15,300	453,942
Tokyo Rope Manufacturing Co., Ltd.(a)	23,000	300,902
Tokyo Seimitsu Co., Ltd.	41,500	1,078,558
Tokyo Steel Manufacturing Co., Ltd.(a)	71,000	520,069
Tokyu Construction Co., Ltd.	129,200	1,247,809
Toli Corp.	342,000	1,095,990
TOMONY Holdings, Inc.	194,590	830,886
Tomy Co., Ltd.	93,000	957,142
Topcon Corp.	52,300	954,969
Toppan Forms Co., Ltd.	86,900	835,452
Topy Industries Ltd.	30,500	898,204
Toshiba Plant Systems & Services Corp.	75,900	1,622,443
Towa Bank Ltd. (The)	90,000	836,730
Toyo Ink SC Holdings Co., Ltd.	68,600	1,817,898
Toyo Kanetsu K.K.	9,000	226,694
Toyo Tire & Rubber Co., Ltd.(a)	146,800	2,645,592
Toyobo Co., Ltd.	78,469	1,331,938
TPR Co., Ltd.	46,600	1,232,848
Trusco Nakayama Corp.	44,300	1,226,601
Tsubaki Nakashima Co., Ltd.(a)	42,000	865,625
Tsubakimoto Chain Co.	32,000	1,481,886
Tsumura & Co.	72,201	2,491,772
Tsuzuki Denki Co., Ltd.	25,000	257,516
UKC Holdings Corp.	33,700	777,042
Union Tool Co.	15,100	564,995
Unipres Corp.	63,000	1,225,223
Unizo Holdings Co., Ltd.	97,100	1,872,157
Valor Holdings Co., Ltd.	53,700	1,242,449
Vital KSK Holdings, Inc.(a)	183,500	2,069,494
VT Holdings Co., Ltd.(a)	191,000	844,143
Wacoal Holdings Corp.	48,468	1,391,079
Wacom Co., Ltd.	22,000	93,745
World Holdings Co., Ltd.	10,000	301,976
Wowow, Inc.	27,700	888,907
Xebio Holdings Co., Ltd.	64,900	946,774
Yahagi Construction Co., Ltd.	103,000	787,111
YAMABIKO Corp.	82,800	1,026,389
Yamanashi Chuo Bank Ltd. (The)	33,800	607,647
Yamatane Corp.	83,000	1,550,610
Yamazen Corp.	105,400	1,257,358
Yokohama Reito Co., Ltd.(a)	61,000	494,616
Yorozu Corp.	52,000	803,909
Yuasa Trading Co., Ltd.	26,648	957,202
Yumeshin Holdings Co., Ltd.	157,800	1,579,598
Yurtec Corp.	61,000	511,265
Zenrin Co., Ltd.	84,500	2,618,656
Zojirushi Corp.(a)	58,900	833,317

Total Japan		474,746,789
Netherlands – 1.9%
Accell Group N.V.(a)	65,647	1,276,408
Arcadis N.V.(a)	109,389	1,830,866
Investments	Shares	Value
BE Semiconductor Industries N.V.	276,515	$5,835,696
Beter Bed Holding N.V.(a)	242,255	1,283,089
BinckBank N.V.	342,800	2,114,240
Brunel International N.V.	12,500	180,904
Corbion N.V.	99,352	3,231,124
Intertrust N.V.(b)	161,506	2,992,047
Kendrion N.V.	18,300	637,663
Koninklijke Volkerwessels N.V.	184,800	3,885,077
PostNL N.V.	1,579,952	5,652,150
SIF Holding N.V.	19,100	354,954
Sligro Food Group N.V.	57,500	2,457,733
TKH Group N.V.	58,041	3,269,608

Total Netherlands		35,001,559
New Zealand – 3.8%
Air New Zealand Ltd.	3,475,415	7,119,443
Chorus Ltd.(a)	1,141,876	3,679,054
Contact Energy Ltd.	1,548,456	5,984,782
EBOS Group Ltd.	251,953	3,751,545
Fonterra Co-operative Group Ltd.(a)	164,109	532,013
Freightways Ltd.	303,198	1,571,860
Genesis Energy Ltd.	4,336,089	7,430,869
Heartland Bank Ltd.	1,333,453	1,529,342
Infratil Ltd.(a)	1,400,539	3,310,058
Kathmandu Holdings Ltd.	941,456	2,065,898
Kiwi Property Group Ltd.	2,341,673	2,157,853
Mainfreight Ltd.	114,782	2,298,822
Metro Performance Glass Ltd.(a)	2,135,332	1,174,964
New Zealand Refining Co., Ltd. (The)	1,208,200	2,058,509
Port of Tauranga Ltd.(a)	447,542	1,551,731
Restaurant Brands New Zealand Ltd.	394,842	2,046,968
Scales Corp., Ltd.	387,219	1,283,535
Skellerup Holdings Ltd.	449,275	637,392
SKY Network Television Ltd.	1,937,631	2,826,016
SKYCITY Entertainment Group Ltd.	1,726,567	4,589,958
Tegel Group Holdings Ltd.	2,301,611	1,876,800
Trade Me Group Ltd.	1,044,271	3,613,804
Trustpower Ltd.	712,584	2,943,100
Z Energy Ltd.	866,014	4,104,988

Total New Zealand		70,139,304
Norway – 3.0%
American Shipping Co. ASA*	501,528	1,909,222
Atea ASA*	272,983	4,424,957
Austevoll Seafood ASA	868,855	11,971,256
Borregaard ASA	145,758	1,492,788
Entra ASA(a)(b)	314,830	4,523,364
Evry A/S(b)	481,500	1,892,108
Grieg Seafood ASA	331,137	4,371,352
Norway Royal Salmon ASA	131,983	3,183,164
NRC Group ASA*	49,500	449,818
Ocean Yield ASA	528,320	4,320,866
Selvaag Bolig ASA	281,784	1,340,873
SpareBank 1 Nord Norge	318,622	2,699,755
SpareBank 1 SMN	182,334	2,035,313

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
SpareBank 1 SR-Bank ASA	500,881	$6,089,327
Sparebanken Vest	101,429	672,598
Veidekke ASA	290,862	3,175,326
XXL ASA(b)	190,200	979,810

Total Norway		55,531,897
Portugal – 1.5%
Altri, SGPS, S.A.	802,198	7,696,277
Mota-Engil, SGPS, S.A.*	481,166	1,173,636
NOS, SGPS, S.A.	1,675,000	10,038,841
REN – Redes Energeticas Nacionais, SGPS, S.A.	944,963	2,667,105
Semapa-Sociedade de Investimento e Gestao	68,002	1,352,211
Sonae Capital, SGPS, S.A.	1,111,238	956,410
Sonae, SGPS, S.A.	3,916,395	4,059,885

Total Portugal		27,944,365
Singapore – 4.2%
Accordia Golf Trust	6,263,671	2,498,409
Asian Pay Television Trust	11,406,617	2,713,178
Banyan Tree Holdings Ltd.	1,054,442	405,154
Best World International Ltd.(a)	802,000	862,839
Boustead Singapore Ltd.	1,405,100	817,546
China Aviation Oil Singapore Corp., Ltd.(a)	766,500	858,305
Chip Eng Seng Corp., Ltd.(a)	1,219,860	745,477
CITIC Envirotech Ltd.	3,132,200	1,260,812
CSE Global Ltd.	869,000	318,001
First Resources Ltd.	1,650,000	2,028,763
Geo Energy Resources Ltd.(a)	5,145,000	866,067
GuocoLand Ltd.(a)	1,591,000	2,200,747
Hi-P International Ltd.(a)	5,379,000	3,976,133
HRnetgroup Ltd.	415,000	267,281
Hutchison Port Holdings Trust(a)	36,405,000	9,101,250
Japfa Ltd.(a)	2,508,100	1,202,331
Keppel Infrastructure Trust(a)	11,740,688	4,253,405
KSH Holdings Ltd.	2,175,925	931,618
Lian Beng Group Ltd.	2,859,500	1,088,257
M1 Ltd.(a)	3,426,200	5,290,944
OUE Ltd.(a)	736,500	824,712
Oxley Holdings Ltd.(a)	5,486,500	1,345,173
QAF Ltd.	1,850,363	1,015,678
Raffles Medical Group Ltd.(a)	2,081,600	1,721,527
RHT Health Trust	2,884,000	1,561,942
Sheng Siong Group Ltd.	2,909,800	2,385,169
SIA Engineering Co., Ltd.	1,481,000	3,197,534
Singapore Post Ltd.(a)	4,846,100	4,007,826
StarHub Ltd.	8,209,100	11,235,055
Tuan Sing Holdings Ltd.	2,347,000	669,909
UMS Holdings Ltd.(a)	3,204,859	1,759,172
United Engineers Ltd.	1,195,589	2,318,814
Wing Tai Holdings Ltd.	8,000	11,417
Yanlord Land Group Ltd.	3,559,500	3,855,571

Total Singapore		77,596,016
Investments	Shares	Value
Spain – 2.5%
Almirall S.A.	109,200	$2,195,527
Applus Services S.A.	94,600	1,347,103
Atresmedia Corp. de Medios de Comunicacion S.A.	643,100	3,996,238
Bolsas y Mercados Espanoles SHMSF S.A.	215,300	6,961,972
Construcciones y Auxiliar de Ferrocarriles S.A.	19,542	813,724
Distribuidora Internacional de Alimentacion S.A.(a)	2,473,500	5,745,938
Ence Energia y Celulosa S.A.	816,424	8,297,416
Euskaltel S.A.(b)	331,020	2,604,849
Faes Farma S.A.	491,364	2,077,417
Lar Espana Real Estate Socimi S.A.	211,900	2,158,488
Obrascon Huarte Lain S.A.(a)	1,703,007	3,396,298
Papeles y Cartones de Europa S.A.	158,312	3,074,462
Tecnicas Reunidas S.A.(a)	101,129	3,113,899

Total Spain		45,783,331
Sweden – 6.1%
Acando AB	679,094	2,840,631
AddTech AB Class B	67,725	1,443,874
AF AB Class B	113,995	2,632,862
Ahlsell AB(b)	777,500	4,350,335
Ahlstrom-Munksjo Oyj	154,750	2,965,744
Alimak Group AB(a)(b)	53,183	749,915
Arjo AB Class B	290,227	980,673
Atrium Ljungberg AB Class B	240,443	4,358,320
Attendo AB(b)	222,948	2,094,556
Avanza Bank Holding AB(a)	41,031	1,867,646
Betsson AB*	434,678	3,347,136
Bilia AB Class A	393,980	3,214,057
BioGaia AB Class B	15,990	802,808
Bonava AB Class B	301,700	4,332,196
Bravida Holding AB(b)	220,703	1,809,163
Bulten AB	145,644	1,755,615
Capio AB(b)	418,941	2,388,376
Cloetta AB Class B	423,500	1,308,616
Coor Service Management Holding AB(b)	350,908	2,801,519
Duni AB	116,439	1,539,741
Dustin Group AB(b)	222,825	2,102,170
Evolution Gaming Group AB(b)	29,654	2,112,379
Granges AB	95,002	1,132,350
Hemfosa Fastigheter AB	339,116	4,671,177
HIQ International AB*	251,971	1,650,397
Holmen AB Class B	138,500	3,602,196
KNOW IT AB	64,586	1,369,689
Kungsleden AB	476,124	3,501,384
Loomis AB Class B	92,974	2,992,079
Mekonomen AB(a)	199,022	2,828,721
Modern Times Group MTG AB Class B	133,536	4,895,059
Mycronic AB(a)	237,918	2,489,348
NetEnt AB*	512,702	2,077,454
New Wave Group AB Class B	266,400	1,971,070
Nobia AB	441,633	3,123,591
Nobina AB(b)	244,864	1,751,153

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
Nolato AB Class B	58,536	$3,606,995
NP3 Fastigheter AB	204,756	1,464,319
Platzer Fastigheter Holding AB Class B	159,518	1,117,480
Resurs Holding AB(b)	636,306	4,761,634
Rottneros AB	763,448	964,912
Scandi Standard AB	215,756	1,385,291
SkiStar AB	50,200	1,250,315
Thule Group AB(b)	66,799	1,614,918
Wallenstam AB Class B	410,300	3,884,683
Wihlborgs Fastigheter AB	240,122	2,886,907

Total Sweden		112,791,454
Switzerland – 1.6%
Ascom Holding AG Registered Shares	131,330	2,683,606
Cembra Money Bank AG	105,750	9,613,636
EFG International AG*	416,977	3,201,605
GAM Holding AG*	405,490	2,893,392
Implenia AG Registered Shares	33,233	2,114,487
Oriflame Holding AG	90,354	2,310,361
Panalpina Welttransport Holding AG Registered Shares(a)	38,050	5,570,383
Ypsomed Holding AG*(a)	11,850	1,698,403

Total Switzerland		30,085,873
United Kingdom – 15.0%
A.G. Barr PLC	99,146	930,897
AA PLC	49,414	62,505
Aggreko PLC	479,300	5,451,520
Ascential PLC	195,347	1,064,822
Balfour Beatty PLC	385,406	1,377,595
BCA Marketplace PLC	1,310,723	3,486,866
Big Yellow Group PLC	267,867	3,206,683
Bodycote PLC	123,029	1,453,549
Bovis Homes Group PLC	177,944	2,488,713
Brewin Dolphin Holdings PLC	537,303	2,403,297
Britvic PLC	487,089	4,970,348
Card Factory PLC	1,925,968	4,972,884
CareTech Holdings PLC(a)	214,500	1,060,134
Central Asia Metals PLC	504,984	1,570,580
Chesnara PLC	317,318	1,468,984
Civitas Social Housing PLC	1,636,100	2,346,911
Clinigen Group PLC*	83,860	924,619
CMC Markets PLC(b)	993,624	1,801,072
Coats Group PLC	1,086,200	1,167,162
Communisis PLC	934,363	636,034
Computacenter PLC	159,332	2,630,455
Concentric AB	55,806	897,344
ContourGlobal PLC(b)	320,300	852,082
Costain Group PLC	217,033	1,180,201
Countryside Properties PLC(b)	417,079	1,882,953
Cranswick PLC	70,465	3,109,553
Crest Nicholson Holdings PLC	1,015,255	4,636,448
Dairy Crest Group PLC	114,492	682,614
Dart Group PLC	37,500	456,010
De La Rue PLC	295,467	1,857,163
Investments	Shares	Value
Devro PLC	493,472	$1,325,635
DFS Furniture PLC	338,240	952,737
Diploma PLC	134,291	2,479,729
Dixons Carphone PLC	3,026,500	6,695,587
Domino’s Pizza Group PLC	731,201	2,664,142
Drax Group PLC	626,779	3,172,956
Dunelm Group PLC	6,099	43,505
Elementis PLC	872,186	3,054,986
EMIS Group PLC	51,473	677,946
Epwin Group PLC	907,262	1,000,323
Equiniti Group PLC(b)	343,234	1,190,600
Essentra PLC	510,682	2,697,116
esure Group PLC	1,082,903	3,920,154
Eurocell PLC	190,600	601,495
Euromoney Institutional Investor PLC	106,362	1,866,920
FDM Group Holdings PLC	107,205	1,356,066
Ferrexpo PLC	760,296	1,984,910
Galliford Try PLC	373,314	4,921,750
Games Workshop Group PLC	106,176	5,240,664
Gamma Communications PLC	85,780	957,533
Genus PLC	53,196	1,657,948
Go-Ahead Group PLC (The)	125,058	2,620,725
Greene King PLC	778,100	4,973,966
Greggs PLC	91,528	1,259,217
Halfords Group PLC	571,368	2,357,472
Hastings Group Holdings PLC(b)	1,367,145	4,624,648
Headlam Group PLC	309,100	1,914,638
Helical PLC	145,055	626,116
Hill & Smith Holdings PLC	171,594	2,206,343
Hilton Food Group PLC	77,778	977,750
Huntsworth PLC	895,136	1,342,397
Ibstock PLC(b)	534,246	1,641,386
Inmarsat PLC	1,034,300	6,743,892
ITE Group PLC	2,157,510	2,025,720
J D Wetherspoon PLC	72,954	1,242,471
James Fisher & Sons PLC	64,999	1,610,476
James Halstead PLC(a)	259,197	1,402,724
John Laing Group PLC(b)	396,601	1,615,693
John Menzies PLC	248,364	1,774,857
Johnson Service Group PLC	553,427	974,290
Jupiter Fund Management PLC	1,589,500	8,401,005
Just Group PLC	1,168,764	1,347,328
Kcom Group PLC	1,709,153	2,090,633
Keller Group PLC	111,780	1,480,989
Kier Group PLC(a)	361,036	4,263,174
Lookers PLC	1,265,266	1,755,568
M&C Saatchi PLC(a)	120,214	580,031
Marshalls PLC	252,956	1,368,289
Marston’s PLC	3,095,790	3,986,600
McBride PLC*	529,052	978,292
McColl’s Retail Group PLC	222,467	420,657
Microgen PLC	20,500	110,942
Millennium & Copthorne Hotels PLC	171,067	1,162,246
MJ Gleeson PLC	110,000	1,064,365

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2018

Investments	Shares	Value
Moneysupermarket.com Group PLC	87,121	$316,859
Morgan Advanced Materials PLC	356,275	1,543,402
Morgan Sindall Group PLC	45,484	780,564
N Brown Group PLC	1,166,127	2,078,780
National Express Group PLC	1,002,795	5,110,470
NCC Group PLC	229,850	599,472
Northgate PLC	300,137	1,627,414
Numis Corp. PLC	297,260	1,298,600
OneSavings Bank PLC	298,763	1,582,562
Oxford Instruments PLC	55,622	718,810
Pagegroup PLC	1,115,739	8,322,480
PayPoint PLC	147,478	1,784,717
Photo-Me International PLC	1,658,677	2,690,768
Polar Capital Holdings PLC	150,792	1,168,043
Polypipe Group PLC	276,729	1,285,413
PZ Cussons PLC	861,300	2,625,990
QinetiQ Group PLC	592,484	2,211,263
Rank Group PLC	959,019	2,126,034
Redde PLC	1,012,646	2,569,772
Renewi PLC	2,179,641	1,620,145
Restaurant Group PLC (The)(a)	558,260	2,169,436
RPS Group PLC	456,063	1,308,403
RWS Holdings PLC	398,579	2,572,846
Safestore Holdings PLC	247,124	1,678,985
Saga PLC	3,840,900	6,551,411
Savills PLC	176,188	1,794,409
Senior PLC	262,491	1,068,665
SIG PLC	1,012,408	1,674,052
Smart Metering Systems PLC	16,800	134,953
Spirent Communications PLC	857,427	1,509,472
St. Modwen Properties PLC	203,239	1,007,128
Stagecoach Group PLC	2,455,400	5,011,073
SThree PLC	236,085	1,160,657
Stock Spirits Group PLC	453,959	1,166,211
Synthomer PLC	403,486	2,849,188
TalkTalk Telecom Group PLC(a)	731,615	1,176,359
TBC Bank Group PLC	82,223	1,805,633
Ted Baker PLC	60,029	1,811,418
Telecom Plus PLC	126,651	1,720,959
Thomas Cook Group PLC	440,113	332,305
TT electronics PLC	233,920	793,113
Tyman PLC	389,325	1,776,947
U & I Group PLC	301,569	894,669
Ultra Electronics Holdings PLC	103,390	2,141,032
Vertu Motors PLC	1,326,622	748,649
Vesuvius PLC	578,129	4,866,482
Virgin Money Holdings UK PLC	294,609	1,474,117
Volution Group PLC	175,715	435,368
WH Smith PLC	151,988	4,086,882
Wincanton PLC	32,868	95,153
XPS Pensions Group PLC	118,800	259,493

Total United Kingdom		278,574,626
TOTAL COMMON STOCKS (Cost: $1,604,073,386)		1,834,752,648
Investments	Shares	Value
RIGHTS – 0.0%
Sweden – 0.0%
Mekonomen AB, expiring 10/18/18* (Cost $556,322)	796,088	$606,154
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Europe SmallCap Dividend Fund(c)	41,092	2,601,124
WisdomTree Japan SmallCap Dividend Fund(c)	27,759	2,147,436

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,666,550)		4,748,560
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
United States – 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(d)
(Cost: $98,341,681)(e)	98,341,681	98,341,681
TOTAL INVESTMENTS IN SECURITIES – 104.8% (Cost: $1,707,637,939)		1,938,449,043
Other Assets less Liabilities – (4.8)%		(89,286,941)

NET ASSETS – 100.0%		$1,849,162,102

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(e)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $164,570,112 and the total market value of the collateral held by the Fund was $176,185,242. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $77,843,561.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 98.5%
Japan – 98.5%
Air Freight & Logistics – 0.0%
AIT Corp.	65,900	$615,573
Kintetsu World Express, Inc.	94,700	1,815,879

Total Air Freight & Logistics		2,431,452
Airlines – 0.5%
Japan Airlines Co., Ltd.	741,700	26,668,159
Auto Components – 6.3%
Ahresty Corp.	132,300	988,887
Aisan Industry Co., Ltd.	103,600	901,147
Aisin Seiki Co., Ltd.	648,608	31,578,133
Bridgestone Corp.	2,298,485	86,872,352
Daido Metal Co., Ltd.	7,300	60,220
Daikyonishikawa Corp.	94,700	1,094,696
Denso Corp.	1,542,279	81,455,577
Eagle Industry Co., Ltd.	168,000	2,189,021
Exedy Corp.	103,600	3,434,027
FCC Co., Ltd.	103,600	3,114,795
Futaba Industrial Co., Ltd.	73,800	541,228
G-Tekt Corp.	55,100	911,987
H-One Co., Ltd.	75,400	937,978
Kasai Kogyo Co., Ltd.	103,800	1,085,657
Keihin Corp.	65,800	1,361,359
Koito Manufacturing Co., Ltd.	116,501	7,651,516
KYB Corp.	92,700	4,154,096
Mitsuba Corp.	112,800	1,050,688
Musashi Seimitsu Industry Co., Ltd.	157,000	2,561,262
NGK Spark Plug Co., Ltd.	308,664	8,994,831
NHK Spring Co., Ltd.	465,800	4,843,155
Nichirin Co., Ltd.	60,700	1,338,676
Nifco, Inc.	157,690	4,241,255
Nippon Piston Ring Co., Ltd.	29,400	618,362
Nissin Kogyo Co., Ltd.	201,000	3,385,245
NOK Corp.(a)	317,300	5,450,124
Pacific Industrial Co., Ltd.	185,700	3,078,515
Piolax, Inc.	75,800	1,685,705
Press Kogyo Co., Ltd.	29,600	156,359
Riken Corp.	33,900	1,889,220
Sanoh Industrial Co., Ltd.	105,000	737,685
Shoei Co., Ltd.(a)	31,700	1,368,918
Showa Corp.	68,400	1,050,825
Stanley Electric Co., Ltd.	155,007	5,301,776
Sumitomo Electric Industries Ltd.	1,808,183	28,368,025
Sumitomo Riko Co., Ltd.	184,400	1,863,725
Sumitomo Rubber Industries Ltd.	621,191	9,324,564
T. RAD Co., Ltd.	20,500	563,103
Tachi-S Co., Ltd.	95,000	1,421,843
Taiho Kogyo Co., Ltd.	166,300	1,954,576
Tokai Rika Co., Ltd.	263,414	5,565,819
Topre Corp.	103,600	2,621,353
Toyo Tire & Rubber Co., Ltd.(a)	276,100	4,975,804
Toyoda Gosei Co., Ltd.(a)	195,500	4,827,904
Investments	Shares	Value
Toyota Boshoku Corp.	341,136	$6,370,115
TPR Co., Ltd.	64,294	1,700,959
TS Tech Co., Ltd.	114,632	3,956,134
Unipres Corp.	81,700	1,588,901
Yokohama Rubber Co., Ltd. (The)	404,100	8,712,778
Yorozu Corp.	103,500	1,600,088

Total Auto Components		361,500,968
Automobiles – 12.8%
Honda Motor Co., Ltd.	4,278,047	129,525,938
Isuzu Motors Ltd.	1,492,400	23,532,054
Mazda Motor Corp.(a)	1,175,915	14,121,126
Mitsubishi Motors Corp.	2,256,501	15,932,683
Nissan Motor Co., Ltd.	17,055,604	159,692,167
Subaru Corp.	2,725,367	83,499,381
Suzuki Motor Corp.	474,836	27,206,345
Toyota Motor Corp.	4,182,370	261,248,538
Yamaha Motor Co., Ltd.	838,600	23,514,909

Total Automobiles		738,273,141
Banks – 9.2%
Mitsubishi UFJ Financial Group, Inc.	32,799,922	204,766,692
Mizuho Financial Group, Inc.	82,531,844	144,013,835
Sumitomo Mitsui Financial Group, Inc.	4,428,700	178,808,982

Total Banks		527,589,509
Beverages – 1.2%
Asahi Group Holdings Ltd.	530,400	22,997,931
Kirin Holdings Co., Ltd.	1,159,845	29,724,953
Suntory Beverage & Food Ltd.	333,800	14,135,476
Takara Holdings, Inc.	171,400	2,520,033

Total Beverages		69,378,393
Building Products – 1.6%
AGC, Inc.	457,247	18,980,672
Aica Kogyo Co., Ltd.	103,600	4,186,504
Central Glass Co., Ltd.	82,700	2,148,591
Daikin Industries Ltd.	274,049	36,492,416
LIXIL Group Corp.	735,500	14,168,015
Nitto Boseki Co., Ltd.	85,200	1,993,013
Noritz Corp.	47,200	748,817
Okabe Co., Ltd.	153,600	1,509,157
Sanwa Holdings Corp.	492,331	5,864,541
TOTO Ltd.(a)	184,600	7,662,887

Total Building Products		93,754,613
Capital Markets – 1.2%
GCA Corp.	158,000	1,325,650
Monex Group, Inc.(a)	269,596	1,295,941
Nomura Holdings, Inc.	10,822,445	51,708,772
SBI Holdings, Inc.	520,400	16,173,016

Total Capital Markets		70,503,379
Chemicals – 7.2%
ADEKA Corp.	111,300	1,910,772
Arakawa Chemical Industries Ltd.	61,700	1,047,300
Asahi Kasei Corp.	2,741,522	41,586,850

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2018

Investments	Shares	Value
Chugoku Marine Paints Ltd.	22,900	$230,038
Daicel Corp.	773,042	8,983,716
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,600	1,648,281
Denka Co., Ltd.	164,115	5,721,666
DIC Corp.	223,053	8,031,754
Fujimi, Inc.	78,700	2,045,362
Fujimori Kogyo Co., Ltd.	36,300	1,238,390
Hitachi Chemical Co., Ltd.	431,215	8,781,092
JCU Corp.	56,900	1,373,094
JSP Corp.	51,000	1,303,006
JSR Corp.	459,300	8,576,619
Kaneka Corp.	128,800	5,953,251
Kansai Paint Co., Ltd.(a)	275,000	5,069,771
KH Neochem Co., Ltd.	52,200	2,033,587
Kumiai Chemical Industry Co., Ltd.	103,600	782,575
Kuraray Co., Ltd.	717,237	10,785,234
Kureha Corp.	75,900	5,686,569
Lintec Corp.	103,447	2,650,269
Mitsubishi Chemical Holdings Corp.	4,234,263	40,540,221
Mitsubishi Gas Chemical Co., Inc.	403,982	8,603,534
Mitsui Chemicals, Inc.	484,315	12,113,738
Moriroku Holdings Co., Ltd.	76,600	2,104,081
Nihon Nohyaku Co., Ltd.(a)	204,100	1,435,717
Nihon Parkerizing Co., Ltd.	141,400	1,912,140
Nippon Fine Chemical Co., Ltd.(a)	70,800	850,211
Nippon Kayaku Co., Ltd.	317,100	3,771,643
Nippon Paint Holdings Co., Ltd.	245,200	9,153,040
Nippon Shokubai Co., Ltd.	71,200	5,535,027
Nippon Soda Co., Ltd.	100,000	3,076,991
Nissan Chemical Corp.	141,453	7,472,096
Nitto Denko Corp.	267,174	20,031,287
NOF Corp.	94,700	3,197,381
Okamoto Industries, Inc.	42,600	2,329,057
Osaka Soda Co., Ltd.(a)	74,800	1,985,491
Riken Technos Corp.	250,200	1,332,667
Sakata INX Corp.	150,000	1,902,980
Sanyo Chemical Industries Ltd.	87,100	4,439,926
Shikoku Chemicals Corp.	73,700	1,023,242
Shin-Etsu Chemical Co., Ltd.	484,079	42,895,234
Showa Denko K.K.	125,631	6,934,951
Sumitomo Bakelite Co., Ltd.	84,600	3,806,013
Sumitomo Chemical Co., Ltd.	4,779,485	27,982,194
Sumitomo Seika Chemicals Co., Ltd.	16,800	943,646
T Hasegawa Co., Ltd.	55,300	1,145,095
Taiyo Holdings Co., Ltd.	93,926	3,626,055
Taiyo Nippon Sanso Corp.	506,853	7,585,950
Takasago International Corp.	26,200	959,563
Tayca Corp.	59,600	1,417,786
Teijin Ltd.	478,700	9,183,319
Tokai Carbon Co., Ltd.(a)	124,600	2,447,353
Tokuyama Corp.	50,800	1,381,978
Tokyo Ohka Kogyo Co., Ltd.	31,000	919,752
Toray Industries, Inc.	2,224,918	16,718,471
Investments	Shares	Value
Tosoh Corp.	868,207	$13,376,434
Toyo Ink SC Holdings Co., Ltd.	196,900	5,217,846
Toyobo Co., Ltd.	78,051	1,324,843
Ube Industries Ltd.	215,900	5,873,408
Zeon Corp.	247,300	2,603,960

Total Chemicals		414,593,517
Commercial Services & Supplies – 0.1%
Inui Global Logistics Co., Ltd.	89,000	719,303
Mitsubishi Pencil Co., Ltd.	74,000	1,361,623
Pilot Corp.	26,800	1,611,516
Sato Holdings Corp.	43,900	1,455,152

Total Commercial Services & Supplies		5,147,594
Construction & Engineering – 0.8%
JGC Corp.	277,900	6,375,907
Kajima Corp.	1,191,000	17,311,625
Obayashi Corp.	1,450,000	13,735,969
Penta-Ocean Construction Co., Ltd.	467,400	3,115,040
Taikisha Ltd.	90,900	2,969,045
Toshiba Plant Systems & Services Corp.	94,700	2,024,313

Total Construction & Engineering		45,531,899
Construction Materials – 0.1%
Krosaki Harima Corp.	21,400	1,650,429
Taiheiyo Cement Corp.	159,000	4,990,404

Total Construction Materials		6,640,833
Consumer Finance – 0.0%
J Trust Co., Ltd.(a)	94,500	574,064
Containers & Packaging – 0.1%
Fuji Seal International, Inc.	84,882	3,007,880
Electrical Equipment – 1.9%
Chiyoda Integre Co., Ltd.	32,142	666,412
Daihen Corp.	15,400	394,270
Denyo Co., Ltd.	42,100	691,999
Fuji Electric Co., Ltd.	207,174	8,298,990
Fujikura Ltd.	457,177	2,161,412
Furukawa Electric Co., Ltd.	107,181	3,566,881
GS Yuasa Corp.	136,184	3,353,494
Idec Corp.(a)	7,800	170,991
Mabuchi Motor Co., Ltd.	94,600	3,818,647
Mitsubishi Electric Corp.	4,696,614	64,359,552
Nidec Corp.	137,558	19,794,740
Nippon Carbon Co., Ltd.	30,600	2,120,192
Nissin Electric Co., Ltd.	21,600	196,632
Sanyo Denki Co., Ltd.	29,100	1,393,705
Tatsuta Electric Wire and Cable Co., Ltd.	157,400	878,563

Total Electrical Equipment		111,866,480
Electronic Equipment, Instruments & Components – 4.1%
Ai Holdings Corp.	67,400	1,561,798
Alps Electric Co., Ltd.	228,100	5,795,630
Amano Corp.	93,633	1,956,990
Anritsu Corp.	112,700	1,857,414
Canon Electronics, Inc.	95,100	1,997,699

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2018

Investments	Shares	Value
Citizen Watch Co., Ltd.	849,885	$5,604,295
Dexerials Corp.	112,600	1,144,984
ESPEC Corp.	55,100	1,055,091
Excel Co., Ltd.	37,900	594,601
Hakuto Co., Ltd.	86,419	1,213,526
Hamamatsu Photonics K.K.	104,200	4,151,120
Hirose Electric Co., Ltd.	104,960	11,476,896
Hitachi High-Technologies Corp.	208,019	7,169,911
Hitachi Ltd.	1,458,006	49,547,930
Horiba Ltd.	73,100	3,874,297
Ibiden Co., Ltd.(a)	222,301	3,117,714
Iriso Electronics Co., Ltd.	25,800	1,353,770
Japan Aviation Electronics Industry Ltd.	127,000	2,140,054
Kaga Electronics Co., Ltd.	62,800	1,306,479
Keyence Corp.	21,320	12,384,501
Koa Corp.	9,100	157,108
Kyosan Electric Manufacturing Co., Ltd.	104,300	556,463
Macnica Fuji Electronics Holdings, Inc.	90,600	1,600,865
Marubun Corp.	104,700	763,231
Murata Manufacturing Co., Ltd.	265,656	40,847,665
Nippon Electric Glass Co., Ltd.	262,360	8,257,578
Oki Electric Industry Co., Ltd.	86,330	1,134,751
Omron Corp.	246,400	10,412,642
Optex Group Co., Ltd.(a)	48,000	949,985
Osaki Electric Co., Ltd.	94,800	731,125
Riken Keiki Co., Ltd.	38,300	829,493
Ryoden Corp.	50,400	763,643
Ryosan Co., Ltd.	83,345	3,030,460
Sanshin Electronics Co., Ltd.	103,654	1,866,201
Satori Electric Co., Ltd.	94,700	849,578
Shimadzu Corp.	221,800	6,951,693
Siix Corp.(a)	103,600	1,804,118
Sumida Corp.(a)	103,500	1,341,304
Taiyo Yuden Co., Ltd.(a)	105,000	2,360,963
TDK Corp.	136,068	14,842,475
Topcon Corp.	75,800	1,384,067
UKC Holdings Corp.	93,800	2,162,805
Vitec Holdings Co., Ltd.(a)	74,900	1,694,045
Yaskawa Electric Corp.(a)	199,500	5,927,829
Yokogawa Electric Corp.	292,438	6,186,807

Total Electronic Equipment, Instruments & Components		236,711,594
Energy Equipment & Services – 0.1%
Modec, Inc.	103,500	3,385,152
Entertainment – 1.5%
Capcom Co., Ltd.	143,700	3,647,375
GungHo Online Entertainment, Inc.(a)	841,200	1,732,982
Koei Tecmo Holdings Co., Ltd.	194,040	3,338,065
Konami Holdings Corp.	146,800	5,751,288
Nintendo Co., Ltd.	184,600	67,381,397
Square Enix Holdings Co., Ltd.	121,800	5,039,926
Toei Animation Co., Ltd.	34,000	1,056,654

Total Entertainment		87,947,687
Investments	Shares	Value
Food & Staples Retailing – 1.1%
Ministop Co., Ltd.	103,600	$1,990,185
Nishimoto Co., Ltd.	17,400	808,839
Seven & I Holdings Co., Ltd.	1,346,624	59,989,589

Total Food & Staples Retailing		62,788,613
Food Products – 0.9%
Ajinomoto Co., Inc.	621,713	10,676,156
Ariake Japan Co., Ltd.	12,300	1,226,914
Fuji Oil Holdings, Inc.	78,600	2,477,334
Kagome Co., Ltd.	21,500	620,857
Kikkoman Corp.(a)	165,800	9,867,571
Nippon Suisan Kaisha Ltd.	405,000	2,638,553
Nisshin Oillio Group Ltd. (The)	87,981	2,583,234
Nissin Foods Holdings Co., Ltd.	104,200	7,164,696
Sakata Seed Corp.	60,439	2,176,304
Toyo Suisan Kaisha Ltd.	94,900	3,680,367
Yakult Honsha Co., Ltd.	82,387	6,752,854

Total Food Products		49,864,840
Health Care Equipment & Supplies – 1.2%
Asahi Intecc Co., Ltd.	64,900	2,834,036
Hoya Corp.	390,557	23,209,577
Jeol Ltd.	77,500	1,682,572
Nakanishi, Inc.	93,500	1,945,979
Nihon Kohden Corp.	74,900	2,373,905
Nikkiso Co., Ltd.	103,600	1,356,281
Nipro Corp.	314,300	4,300,059
Olympus Corp.	191,800	7,488,955
Sysmex Corp.	103,760	8,934,039
Terumo Corp.	265,856	15,752,176

Total Health Care Equipment & Supplies		69,877,579
Health Care Providers & Services – 0.0%
Miraca Holdings, Inc.	60,400	1,571,352
Health Care Technology – 0.1%
M3, Inc.	168,200	3,817,578
Hotels, Restaurants & Leisure – 0.0%
Saizeriya Co., Ltd.	4,800	93,857
Household Durables – 2.4%
Casio Computer Co., Ltd.(a)	635,557	10,390,715
Foster Electric Co., Ltd.	12,996	163,959
Fujitsu General Ltd.(a)	103,500	1,737,681
Nikon Corp.	678,000	12,744,024
Panasonic Corp.	3,824,470	44,562,980
Rinnai Corp.	60,800	4,635,542
Sekisui Chemical Co., Ltd.	904,800	16,696,402
Sharp Corp.(a)	159,100	3,234,246
Sony Corp.	533,800	32,737,164
Sumitomo Forestry Co., Ltd.	429,900	7,475,041
Tamron Co., Ltd.	82,600	1,759,845
Toa Corp.	93,700	1,094,686
Zojirushi Corp.(a)	59,700	844,635

Total Household Durables		138,076,920

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2018

Investments	Shares	Value
Household Products – 0.3%
Lion Corp.	190,100	$4,224,259
Pigeon Corp.	104,500	5,888,101
Unicharm Corp.	303,100	10,028,171

Total Household Products		20,140,531
Independent Power & Renewable Electricity Producers – 0.2%
Electric Power Development Co., Ltd.	400,900	11,100,326
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.	370,124	4,408,837
Insurance – 2.4%
Dai-ichi Life Holdings, Inc.	2,409,100	50,171,467
Tokio Marine Holdings, Inc.	1,792,900	88,978,098

Total Insurance		139,149,565
Internet & Catalog Retail – 0.1%
Rakuten, Inc.	832,100	6,379,299
IT Services – 0.7%
Fujitsu Ltd.	283,533	20,209,372
NTT Data Corp.	1,388,000	19,221,940

Total IT Services		39,431,312
Leisure Products – 0.7%
Bandai Namco Holdings, Inc.	493,100	19,166,584
Mizuno Corp.	57,700	1,451,834
Shimano, Inc.	79,800	12,863,829
Yamaha Corp.	165,607	8,777,164

Total Leisure Products		42,259,411
Machinery – 8.0%
Aida Engineering Ltd.	103,500	925,791
Amada Holdings Co., Ltd.	1,183,893	12,643,062
Anest Iwata Corp.	94,700	945,458
Asahi Diamond Industrial Co., Ltd.	103,600	730,586
Bando Chemical Industries Ltd.	90,900	1,081,981
CKD Corp.	114,200	1,465,894
Daifuku Co., Ltd.	143,900	7,335,308
DMG Mori Co., Ltd.(a)	219,700	3,671,177
Ebara Corp.	102,131	3,524,704
FANUC Corp.	415,489	78,353,430
Fujitec Co., Ltd.	94,700	1,269,781
Furukawa Co., Ltd.(a)	94,700	1,396,509
Glory Ltd.	109,900	2,686,907
Harmonic Drive Systems, Inc.(a)	22,000	810,582
Hino Motors Ltd.	1,113,210	12,192,043
Hitachi Construction Machinery Co., Ltd.	411,100	13,753,401
Hitachi Zosen Corp.	349,200	1,460,316
Hokuetsu Industries Co., Ltd.	94,700	1,134,716
Hoshizaki Corp.	57,169	5,918,981
IHI Corp.	168,700	6,393,921
Iseki & Co., Ltd.	80,900	1,491,435
Japan Steel Works Ltd. (The)	93,500	2,276,894
JTEKT Corp.	749,578	10,974,585
Juki Corp.	103,600	1,285,138
Kawasaki Heavy Industries Ltd.	247,151	6,973,799
Investments	Shares	Value
Kito Corp.	89,200	$1,643,664
Kitz Corp.	238,400	2,061,089
Komatsu Ltd.	2,001,706	60,905,013
Kubota Corp.	1,795,002	30,515,903
Kurita Water Industries Ltd.	147,400	4,295,409
Makino Milling Machine Co., Ltd.	25,600	1,093,102
Makita Corp.	273,038	13,677,741
Max Co., Ltd.	93,900	1,402,899
Meidensha Corp.	22,600	370,084
MINEBEA MITSUMI, Inc.	487,101	8,834,160
MISUMI Group, Inc.	137,600	3,561,597
Mitsubishi Heavy Industries Ltd.	764,719	29,535,786
Mitsuboshi Belting Ltd.	73,500	1,941,278
Miura Co., Ltd.	55,600	1,723,044
Nabtesco Corp.	234,400	6,232,231
Nachi-Fujikoshi Corp.	49,400	2,431,184
NGK Insulators Ltd.(a)	602,075	9,933,429
Nissei ASB Machine Co., Ltd.(a)	31,500	1,320,069
Nitta Corp.	104,900	3,998,917
Nitto Kohki Co., Ltd.	58,200	1,351,689
NSK Ltd.	1,507,866	17,284,338
NTN Corp.(a)	1,607,100	6,579,227
Obara Group, Inc.	67,000	3,232,469
Oiles Corp.	94,700	2,040,154
OKUMA Corp.(a)	73,500	4,083,154
Organo Corp.	27,500	766,276
OSG Corp.	156,724	3,569,529
Ryobi Ltd.	92,700	3,652,177
Shibuya Corp.	25,100	935,850
Shima Seiki Manufacturing Ltd.(a)	44,400	1,962,301
Shinmaywa Industries Ltd.	103,600	1,404,622
SMC Corp.	60,951	19,511,189
Sodick Co., Ltd.	9,800	89,040
Star Micronics Co., Ltd.(a)	73,900	1,314,240
Sumitomo Heavy Industries Ltd.	228,237	8,148,092
Tadano Ltd.	94,300	1,096,714
Takeuchi Manufacturing Co., Ltd.	63,500	1,713,497
THK Co., Ltd.	194,979	4,964,382
Toshiba Machine Co., Ltd.	24,000	536,902
Tsubaki Nakashima Co., Ltd.(a)	88,400	1,821,934
Tsubakimoto Chain Co.	89,400	4,140,019
Tsugami Corp.	26,000	257,516
Union Tool Co.	35,700	1,335,784
YAMABIKO Corp.	75,600	937,138
Yushin Precision Equipment Co., Ltd.(a)	86,700	948,025

Total Machinery		459,849,256
Marine – 0.2%
Iino Kaiun Kaisha Ltd.	513,700	2,632,156
Nippon Yusen K.K.(a)	211,400	3,977,301
NS United Kaiun Kaisha Ltd.	105,600	2,433,955

Total Marine		9,043,412
Media – 0.3%
Dentsu, Inc.	407,900	18,925,325

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2018

Investments	Shares	Value
Metals & Mining – 2.8%
Aichi Steel Corp.	33,000	$1,259,453
Daido Steel Co., Ltd.(a)	94,800	4,607,087
Daiki Aluminium Industry Co., Ltd.(a)	62,200	425,491
Dowa Holdings Co., Ltd.	126,900	4,033,182
Hitachi Metals Ltd.(a)	782,418	9,691,967
JFE Holdings, Inc.	1,793,362	41,161,199
Kobe Steel Ltd.	801,900	7,130,510
Kyoei Steel Ltd.(a)	79,800	1,556,868
Maruichi Steel Tube Ltd.	93,800	3,059,638
Mitsubishi Materials Corp.	302,900	9,053,533
Mitsui Mining & Smelting Co., Ltd.	88,400	2,560,514
Nippon Light Metal Holdings Co., Ltd.	1,756,800	3,928,575
Nippon Steel & Sumitomo Metal Corp.	2,315,600	48,998,940
Nisshin Steel Co., Ltd.	146,600	2,199,290
Sanyo Special Steel Co., Ltd.(a)	70,700	1,726,030
Sumitomo Metal Mining Co., Ltd.	522,400	18,332,407
Topy Industries Ltd.	53,300	1,569,648
UACJ Corp.(a)	65,700	1,573,885

Total Metals & Mining		162,868,217
Multiline Retail – 0.1%
Ryohin Keikaku Co., Ltd.	28,700	8,540,388
Oil, Gas & Consumable Fuels – 0.3%
Idemitsu Kosan Co., Ltd.	361,900	19,148,822
Paper & Forest Products – 0.2%
Hokuetsu Corp.	268,600	1,463,780
Oji Holdings Corp.	1,104,000	8,018,664

Total Paper & Forest Products		9,482,444
Personal Products – 1.0%
Kao Corp.	524,480	42,361,047
Kose Corp.	34,800	6,633,094
Mandom Corp.	84,400	2,682,432
Shiseido Co., Ltd.	105,022	8,135,657

Total Personal Products		59,812,230
Pharmaceuticals – 7.7%
Astellas Pharma, Inc.	3,513,704	61,312,333
Chugai Pharmaceutical Co., Ltd.	500,300	32,153,806
Daiichi Sankyo Co., Ltd.	1,032,721	44,778,368
Eisai Co., Ltd.	447,377	43,561,999
Hisamitsu Pharmaceutical Co., Inc.	78,600	6,027,257
Kyowa Hakko Kirin Co., Ltd.	514,770	9,648,680
Mitsubishi Tanabe Pharma Corp.	1,612,400	26,971,519
Ono Pharmaceutical Co., Ltd.	799,400	22,626,852
Otsuka Holdings Co., Ltd.	846,100	42,660,692
Rohto Pharmaceutical Co., Ltd.	57,400	2,016,340
Santen Pharmaceutical Co., Ltd.	416,000	6,596,082
Shionogi & Co., Ltd.	388,977	25,423,826
Sumitomo Dainippon Pharma Co., Ltd.	398,600	9,155,675
Takeda Pharmaceutical Co., Ltd.(a)	2,589,963	110,840,429
ZERIA Pharmaceutical Co., Ltd.	104,200	2,306,280

Total Pharmaceuticals		446,080,138
Investments	Shares	Value
Professional Services – 0.6%
Outsourcing, Inc.(a)	21,200	$311,136
Recruit Holdings Co., Ltd.	1,063,100	35,491,264

Total Professional Services		35,802,400
Road & Rail – 0.2%
Hitachi Transport System Ltd.	94,700	2,659,621
Nippon Express Co., Ltd.	108,500	7,126,029

Total Road & Rail		9,785,650
Semiconductors & Semiconductor Equipment – 1.7%
Advantest Corp.(a)	222,300	4,683,399
Disco Corp.	67,300	11,269,499
Lasertec Corp.	65,500	2,182,661
MegaChips Corp.(a)	35,800	753,286
NuFlare Technology, Inc.	18,200	943,769
Optorun Co., Ltd.(a)	9,100	232,898
SCREEN Holdings Co., Ltd.	54,760	3,201,183
Shinko Electric Industries Co., Ltd.	280,100	2,357,491
SUMCO Corp.(a)	292,300	4,240,968
Tokyo Electron Ltd.	450,853	61,960,781
Tokyo Seimitsu Co., Ltd.	95,100	2,471,587
Ulvac, Inc.(a)	42,000	1,577,057

Total Semiconductors & Semiconductor Equipment		95,874,579
Software – 0.3%
Trend Micro, Inc.	258,408	16,630,387
Specialty Retail – 0.7%
ABC-Mart, Inc.(a)	94,700	5,269,217
Fast Retailing Co., Ltd.	64,600	32,941,251
Sanrio Co., Ltd.(a)	167,000	3,386,019
VT Holdings Co., Ltd.	301,800	1,333,835

Total Specialty Retail		42,930,322
Technology Hardware, Storage & Peripherals – 4.4%
Brother Industries Ltd.	491,743	9,714,938
Canon, Inc.	4,742,497	150,727,774
FUJIFILM Holdings Corp.	712,995	32,107,844
Konica Minolta, Inc.	1,171,038	12,454,232
Maxell Holdings Ltd.	6,400	100,295
MCJ Co., Ltd.	59,800	527,004
NEC Corp.	437,600	12,097,231
Ricoh Co., Ltd.	926,478	9,951,166
Riso Kagaku Corp.	115,100	2,780,600
Roland DG Corp.	61,100	1,477,675
Seiko Epson Corp.	1,060,800	18,099,488
Toshiba TEC Corp.	82,800	2,412,889
Wacom Co., Ltd.	46,200	196,864

Total Technology Hardware, Storage & Peripherals		252,648,000
Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	309,392	4,614,254
Descente Ltd.	68,481	1,436,723
Gunze Ltd.	24,100	1,213,646
Kurabo Industries Ltd.	17,947	487,451
Onward Holdings Co., Ltd.	94,300	631,794
Seiko Holdings Corp.(a)	84,700	2,386,231

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2018

Investments	Shares	Value
Seiren Co., Ltd.	103,610	$1,756,859
Wacoal Holdings Corp.	105,000	3,013,602

Total Textiles, Apparel & Luxury Goods		15,540,560
Tobacco – 3.2%
Japan Tobacco, Inc.	7,139,331	186,426,515
Trading Companies & Distributors – 6.7%
Alconix Corp.(a)	73,900	1,053,995
Daiichi Jitsugyo Co., Ltd.	30,000	1,032,707
Hanwa Co., Ltd.	94,000	3,128,230
Inabata & Co., Ltd.	125,486	1,930,044
ITOCHU Corp.	4,534,894	83,044,236
Japan Pulp & Paper Co., Ltd.	25,800	1,082,335
Marubeni Corp.	5,109,278	46,781,257
Mitsubishi Corp.	4,543,000	140,027,671
Nagase & Co., Ltd.	272,800	4,793,844
Nippon Steel & Sumikin Bussan Corp.	103,600	5,198,926
Sanyo Trading Co., Ltd.	33,100	619,833
Shinsho Corp.	32,500	909,891
Sojitz Corp.	2,963,921	10,698,663
Sumitomo Corp.	3,419,077	57,027,260
Toyota Tsusho Corp.	690,110	26,064,814

Total Trading Companies & Distributors		383,393,706
Investments	Shares	Value
Transportation Infrastructure – 0.0%
Nissin Corp.	63,500	$1,482,049
Wireless Telecommunication Services – 0.9%
SoftBank Group Corp.	485,200	48,996,294
TOTAL COMMON STOCKS (Cost: $5,318,601,295)		5,677,727,028
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b)
(Cost: $44,852,724)(c)	44,852,724	44,852,724
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $5,363,454,019)		5,722,579,752
Other Assets less Liabilities – 0.7%		39,210,201

NET ASSETS – 100.0%		$5,761,789,953

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $239,441,247 and the total market value of the collateral held by the Fund was $252,402,953. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $207,550,229.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2018	68,680,560,204	JPY	604,644,138	USD	$63,200	$—
Bank of America N.A.	10/3/2018	479,288,052	USD	52,960,850,457	JPY	12,987,038	—
Bank of America N.A.	11/5/2018	628,009,346	USD	71,168,719,528	JPY	—	(97,442)
Bank of Montreal	10/3/2018	68,680,257,882	JPY	604,644,140	USD	60,536	—
Bank of Montreal	10/3/2018	505,915,166	USD	55,952,193,698	JPY	13,276,463	—
Bank of Montreal	11/5/2018	628,009,346	USD	71,167,965,917	JPY	—	(90,791)
Barclays Bank PLC	10/3/2018	68,639,202,545	JPY	604,644,138	USD	—	(300,940)
Barclays Bank PLC	10/3/2018	292,898,257	USD	32,390,885,995	JPY	7,708,294	—
Barclays Bank PLC	11/5/2018	628,009,346	USD	71,123,628,457	JPY	300,514	—
Canadian Imperial Bank of Commerce	10/3/2018	505,915,166	USD	55,952,193,698	JPY	13,276,463	—
Citibank N.A.	10/3/2018	68,681,527,635	JPY	604,644,138	USD	71,718	—
Citibank N.A.	10/3/2018	505,915,166	USD	55,968,382,984	JPY	13,133,923	—
Citibank N.A.	11/5/2018	628,009,346	USD	71,168,531,126	JPY	—	(95,779)
Commonwealth Bank of Australia	10/3/2018	68,641,621,122	JPY	604,644,138	USD	—	(279,645)
Commonwealth Bank of Australia	11/5/2018	628,009,346	USD	71,125,826,490	JPY	281,115	—
Credit Suisse International	10/3/2018	505,915,166	USD	55,952,446,656	JPY	13,274,236	—
Goldman Sachs	10/3/2018	505,915,166	USD	55,973,138,586	JPY	13,092,051	—
JP Morgan Chase Bank N.A.	10/3/2018	143,706,272	USD	16,148,589,938	JPY	1,523,815	—
Morgan Stanley & Co. International	10/3/2018	505,915,166	USD	55,973,442,135	JPY	13,089,379	—
Royal Bank of Canada	10/3/2018	6,236,679,607	JPY	54,967,655	USD	—	(55,961)
Royal Bank of Canada	10/3/2018	505,915,166	USD	55,951,181,868	JPY	13,285,372	—
Royal Bank of Canada	11/5/2018	57,091,761	USD	6,462,393,412	JPY	57,249	—
Societe Generale	10/3/2018	68,615,016,780	JPY	604,644,138	USD	—	(513,886)
Societe Generale	11/5/2018	628,009,346	USD	71,098,822,088	JPY	519,445	—
Standard Chartered Bank	10/3/2018	68,639,202,545	JPY	604,644,138	USD	—	(300,940)
Standard Chartered Bank	11/5/2018	628,009,346	USD	71,123,314,453	JPY	303,285	—
State Street Bank and Trust	10/3/2018	68,679,592,774	JPY	604,644,138	USD	54,682	—

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/3/2018	505,915,166	USD	55,984,724,044	JPY	$12,990,045	$—
State Street Bank and Trust	11/5/2018	628,009,346	USD	71,166,521,496	JPY	—	(78,043)
UBS AG	10/3/2018	6,151,750,447	JPY	55,271,641	USD	—	(1,107,717)
UBS AG	10/3/2018	505,915,166	USD	55,984,471,086	JPY	12,992,273	—
UBS AG	10/3/2018	82,907,465	USD	9,303,892,303	JPY	990,079	—
Wells Fargo Bank N.A.	10/3/2018	68,621,063,221	JPY	604,644,138	USD	—	(460,650)
Wells Fargo Bank N.A.	11/5/2018	628,009,346	USD	71,106,358,200	JPY	452,935	—
						$143,784,110	$(3,381,794)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 98.2%
Japan – 98.2%
Banks – 52.2%
77 Bank Ltd. (The)	7,983	$189,902
Aomori Bank Ltd. (The)	2,400	72,686
Aozora Bank Ltd.	10,463	373,991
Awa Bank Ltd. (The)	4,600	142,757
Bank of Kyoto Ltd. (The)	6,903	360,389
Bank of Nagoya Ltd. (The)	2,470	83,069
Bank of Okinawa Ltd. (The)	3,064	108,441
Chiba Bank Ltd. (The)	71,781	490,400
Chugoku Bank Ltd. (The)	20,250	206,271
Concordia Financial Group Ltd.	110,100	539,910
Daishi Bank Ltd. (The)	3,365	146,053
Eighteenth Bank Ltd. (The)	1,700	57,847
Fukuoka Financial Group, Inc.	15,627	429,926
Gunma Bank Ltd. (The)	42,550	219,146
Hachijuni Bank Ltd. (The)	49,909	228,926
Hiroshima Bank Ltd. (The)	32,200	218,002
Hokkoku Bank Ltd. (The)	3,170	122,519
Hokuhoku Financial Group, Inc.	13,680	192,340
Hyakugo Bank Ltd. (The)	29,890	120,786
Hyakujushi Bank Ltd. (The)	3,339	98,478
Iyo Bank Ltd. (The)	33,050	206,590
Japan Post Bank Co., Ltd.	35,486	419,577
Juroku Bank Ltd. (The)	4,575	116,444
Keiyo Bank Ltd. (The)	15,175	127,722
Kiyo Bank Ltd. (The)	8,020	128,577
Kyushu Financial Group, Inc.	44,700	212,510
Mebuki Financial Group, Inc.	102,462	354,515
Mitsubishi UFJ Financial Group, Inc.	216,620	1,352,337
Miyazaki Bank Ltd. (The)	2,500	73,293
Mizuho Financial Group, Inc.	756,879	1,320,715
Musashino Bank Ltd. (The)	4,150	119,840
Nanto Bank Ltd. (The)	3,942	100,021
Nishi-Nippon Financial Holdings, Inc.	16,534	191,272
North Pacific Bank Ltd.	35,600	120,667
Ogaki Kyoritsu Bank Ltd. (The)	4,605	117,978
Oita Bank Ltd. (The)	380	13,834
Resona Holdings, Inc.	191,550	1,076,431
San-In Godo Bank Ltd. (The)	16,570	145,590
Senshu Ikeda Holdings, Inc.	33,830	113,477
Seven Bank Ltd.(a)	73,570	232,528
Shiga Bank Ltd. (The)	5,268	135,613
Shikoku Bank Ltd. (The)	5,600	68,382
Shinsei Bank Ltd.	16,035	262,156
Shizuoka Bank Ltd. (The)	57,440	515,815
Sumitomo Mitsui Financial Group, Inc.	93,340	3,768,607
Sumitomo Mitsui Trust Holdings, Inc.	32,961	1,356,919
Suruga Bank Ltd.(a)	25,100	125,517
Toho Bank Ltd. (The)	29,500	109,341
Tokyo Kiraboshi Financial Group, Inc.	3,600	76,732
TOMONY Holdings, Inc.	19,300	82,410
Yamagata Bank Ltd. (The)	4,060	87,680
Yamaguchi Financial Group, Inc.	23,111	251,894
Yamanashi Chuo Bank Ltd. (The)	4,640	83,417

Total Banks		17,870,240
Investments	Shares	Value
Capital Markets – 11.1%
Daiwa Securities Group, Inc.	139,730	$850,301
Japan Exchange Group, Inc.	46,280	806,747
Matsui Securities Co., Ltd.(a)	6,100	64,123
Monex Group, Inc.(a)	7,700	37,014
Nomura Holdings, Inc.	264,061	1,261,662
Okasan Securities Group, Inc.(a)	24,700	127,213
SBI Holdings, Inc.	15,250	473,940
Tokai Tokyo Financial Holdings, Inc.	27,250	156,900

Total Capital Markets		3,777,900
Consumer Finance – 2.9%
Acom Co., Ltd.	45,750	184,474
AEON Financial Service Co., Ltd.	11,350	235,124
Aiful Corp.*	37,400	112,281
Credit Saison Co., Ltd.	16,050	261,836
Hitachi Capital Corp.	3,050	84,987
Jaccs Co., Ltd.	4,080	86,245
Orient Corp.	24,000	35,286

Total Consumer Finance		1,000,233
Diversified Financial Services – 3.4%
Financial Products Group Co., Ltd.(a)	7,800	74,714
Fuyo General Lease Co., Ltd.	2,467	150,081
IBJ Leasing Co., Ltd.	4,632	123,971
Japan Securities Finance Co., Ltd.	13,800	82,738
Mitsubishi UFJ Lease & Finance Co., Ltd.	48,800	287,425
Tokyo Century Corp.(a)	4,020	249,868
Zenkoku Hosho Co., Ltd.	5,100	204,072

Total Diversified Financial Services		1,172,869
Insurance – 28.6%
Anicom Holdings, Inc.	1,800	59,585
Dai-ichi Life Holdings, Inc.	96,340	2,006,359
Japan Post Holdings Co., Ltd.	42,859	510,150
Japan Post Insurance Co., Ltd.	6,667	158,069
MS&AD Insurance Group Holdings, Inc.	41,960	1,401,561
Sompo Holdings, Inc.	34,300	1,461,264
Sony Financial Holdings, Inc.	11,500	253,519
T&D Holdings, Inc.	52,710	870,108
Tokio Marine Holdings, Inc.	61,840	3,068,998

Total Insurance		9,789,613
TOTAL COMMON STOCKS (Cost: $36,087,644)		33,610,855
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b)
(Cost: $362,795)(c)	362,795	362,795
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $36,450,439)		33,973,650
Other Assets less Liabilities – 0.8%		266,400

NET ASSETS – 100.0%		$34,240,050

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $520,182 and the total market value of the collateral held by the Fund was $548,330. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $185,535.

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2018	272,302,920	JPY	2,413,911	USD	$—	$(16,383)
Bank of America N.A.	10/3/2018	7,096,899	USD	785,369,101	JPY	182,010	—
Bank of Montreal	10/3/2018	1,206,956	USD	136,373,958	JPY	6,233	—
Citibank N.A.	10/3/2018	222,078,670	JPY	1,955,269	USD	53	—
Citibank N.A.	10/3/2018	7,096,899	USD	785,369,101	JPY	182,010	—
Citibank N.A.	11/5/2018	2,047,210	USD	231,971,002	JPY	—	(74)
Credit Suisse International	10/3/2018	962,308,331	JPY	8,472,829	USD	—	(54)
Credit Suisse International	11/5/2018	8,871,239	USD	1,005,216,059	JPY	—	(398)
Goldman Sachs	10/3/2018	777,266,167	JPY	6,843,439	USD	107	—
Goldman Sachs	10/3/2018	7,096,899	USD	785,339,294	JPY	182,272	—
Goldman Sachs	11/5/2018	7,165,231	USD	811,893,757	JPY	—	(220)
HSBC Holdings PLC	10/3/2018	5,407,164	USD	598,401,647	JPY	138,455	—
Royal Bank of Canada	10/3/2018	777,254,533	JPY	6,843,439	USD	4	—
Royal Bank of Canada	11/5/2018	7,165,231	USD	811,887,308	JPY	—	(163)
UBS AG	10/3/2018	962,326,972	JPY	8,472,829	USD	110	—
UBS AG	10/3/2018	7,096,899	USD	785,341,423	JPY	182,253	—
UBS AG	11/5/2018	8,871,239	USD	1,005,233,801	JPY	—	(554)
						$873,507	$(17,846)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 98.6%
Japan – 98.6%
Airlines – 0.3%
ANA Holdings, Inc.	1,400	$48,933
Auto Components – 7.0%
Aisin Seiki Co., Ltd.	2,381	115,921
Bridgestone Corp.	8,192	309,621
Daikyonishikawa Corp.	600	6,936
Denso Corp.	5,464	288,581
Koito Manufacturing Co., Ltd.	400	26,271
NGK Spark Plug Co., Ltd.	1,177	34,299
Nifco, Inc.	800	21,517
Stanley Electric Co., Ltd.	476	16,281
Sumitomo Electric Industries Ltd.	6,291	98,698
Sumitomo Rubber Industries Ltd.(a)	2,022	30,352
Topre Corp.	400	10,121
Toyota Boshoku Corp.	1,400	26,142
TS Tech Co., Ltd.	500	17,256
Unipres Corp.	600	11,669

Total Auto Components		1,013,665
Automobiles – 8.7%
Isuzu Motors Ltd.	5,288	83,381
Mazda Motor Corp.	4,383	52,634
Subaru Corp.	9,700	297,187
Suzuki Motor Corp.	1,658	94,997
Toyota Motor Corp.	10,311	644,069
Yamaha Motor Co., Ltd.	3,015	84,542

Total Automobiles		1,256,810
Beverages – 1.3%
Asahi Group Holdings Ltd.	1,874	81,256
Kirin Holdings Co., Ltd.	4,200	107,639

Total Beverages		188,895
Building Products – 1.5%
Aica Kogyo Co., Ltd.	648	26,186
Daikin Industries Ltd.	986	131,296
Nichias Corp.	500	13,008
Sanwa Holdings Corp.	1,774	21,132
TOTO Ltd.	600	24,906

Total Building Products		216,528
Capital Markets – 0.7%
Ichigo, Inc.	2,300	8,626
Japan Exchange Group, Inc.	5,100	88,903

Total Capital Markets		97,529
Chemicals – 5.7%
Air Water, Inc.	1,044	19,164
Daicel Corp.	2,700	31,377
DIC Corp.	994	35,792
Hitachi Chemical Co., Ltd.	1,300	26,473
JSR Corp.	1,700	31,744
Kansai Paint Co., Ltd.	997	18,380
Kuraray Co., Ltd.	3,000	45,112
Investments	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	1,600	$34,075
Nippon Paint Holdings Co., Ltd.	859	32,065
Nippon Shokubai Co., Ltd.	300	23,322
Nissan Chemical Corp.	600	31,694
Nitto Denko Corp.	1,000	74,975
NOF Corp.	449	15,160
Shin-Etsu Chemical Co., Ltd.	1,770	156,843
Showa Denko K.K.	400	22,080
Sumitomo Chemical Co., Ltd.	18,000	105,384
Taiyo Holdings Co., Ltd.	300	11,582
Teijin Ltd.	1,800	34,531
Tokyo Ohka Kogyo Co., Ltd.	200	5,934
Tosoh Corp.	3,200	49,302
Zeon Corp.	1,554	16,363

Total Chemicals		821,352
Commercial Services & Supplies – 0.4%
Aeon Delight Co., Ltd.	300	10,948
Mitsubishi Pencil Co., Ltd.	200	3,680
Park24 Co., Ltd.	905	27,368
Sohgo Security Services Co., Ltd.	300	13,193

Total Commercial Services & Supplies		55,189
Construction & Engineering – 0.7%
Hazama Ando Corp.	1,700	12,976
Kumagai Gumi Co., Ltd.	300	8,307
Kyudenko Corp.	400	15,882
Penta-Ocean Construction Co., Ltd.	1,400	9,330
SHO-BOND Holdings Co., Ltd.	200	16,147
Sumitomo Mitsui Construction Co., Ltd.	900	6,054
Toda Corp.	2,000	14,439
Tokyu Construction Co., Ltd.	900	8,692
Totetsu Kogyo Co., Ltd.	200	5,143

Total Construction & Engineering		96,970
Construction Materials – 0.1%
Sumitomo Osaka Cement Co., Ltd.	266	11,047
Containers & Packaging – 0.0%
Fuji Seal International, Inc.	100	3,544
Diversified Financial Services – 0.1%
Financial Products Group Co., Ltd.	800	7,663
Diversified Telecommunication Services – 4.9%
Nippon Telegraph & Telephone Corp.	15,600	704,840
Electrical Equipment – 2.9%
Fuji Electric Co., Ltd.	800	32,047
Furukawa Electric Co., Ltd.	400	13,312
Mabuchi Motor Co., Ltd.	500	20,183
Mitsubishi Electric Corp.	17,110	234,465
Nidec Corp.	738	106,199
Nissin Electric Co., Ltd.	1,000	9,103

Total Electrical Equipment		415,309
Electronic Equipment, Instruments & Components – 4.4%
Ai Holdings Corp.	200	4,634
Alps Electric Co., Ltd.	736	18,701

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2018

Investments	Shares	Value
Amano Corp.	500	$10,450
Hamamatsu Photonics K.K.	500	19,919
Hitachi High-Technologies Corp.	700	24,127
Hitachi Ltd.	5,400	183,510
Horiba Ltd.	200	10,600
Japan Aviation Electronics Industry Ltd.	1,000	16,851
Keyence Corp.	36	20,912
Murata Manufacturing Co., Ltd.	981	150,840
Omron Corp.	900	38,033
Shimadzu Corp.	780	24,447
TDK Corp.	600	65,449
Topcon Corp.	300	5,478
Yaskawa Electric Corp.	840	24,959
Yokogawa Electric Corp.	1,145	24,224

Total Electronic Equipment, Instruments & Components		643,134
Energy Equipment & Services – 0.0%
Modec, Inc.	200	6,541
Entertainment – 0.8%
Capcom Co., Ltd.	800	20,305
Daiichikosho Co., Ltd.	290	13,991
DeNA Co., Ltd.	700	12,369
Koei Tecmo Holdings Co., Ltd.	1,040	17,891
Konami Holdings Corp.	400	15,671
Square Enix Holdings Co., Ltd.	485	20,069
Toei Animation Co., Ltd.	100	3,108
Toho Co., Ltd.	648	20,338

Total Entertainment		123,742
Food & Staples Retailing – 3.0%
Belc Co., Ltd.	100	5,414
Create SD Holdings Co., Ltd.	300	7,813
FamilyMart UNY Holdings Co., Ltd.	477	49,680
Kobe Bussan Co., Ltd.	100	5,687
Lawson, Inc.	1,100	67,016
Matsumotokiyoshi Holdings Co., Ltd.	600	24,616
San-A Co., Ltd.	100	4,472
Seven & I Holdings Co., Ltd.	4,885	217,618
Sugi Holdings Co., Ltd.	100	4,913
Sundrug Co., Ltd.	450	16,065
Tsuruha Holdings, Inc.	100	12,317
Welcia Holdings Co., Ltd.	200	11,340
Yaoko Co., Ltd.	200	12,237

Total Food & Staples Retailing		439,188
Food Products – 1.1%
Ajinomoto Co., Inc.	1,969	33,812
Calbee, Inc.	400	13,171
Fuji Oil Holdings, Inc.	200	6,304
Itoham Yonekyu Holdings, Inc.	1,700	11,734
Kikkoman Corp.	572	34,042
MEIJI Holdings Co., Ltd.	600	40,304
Morinaga & Co., Ltd.	200	7,474
Prima Meat Packers Ltd.	200	4,721
S Foods, Inc.	100	4,323

Total Food Products		155,885
Investments	Shares	Value
Gas Utilities – 0.1%
Nippon Gas Co., Ltd.	200	$9,984
Health Care Equipment & Supplies – 1.8%
Hoya Corp.	1,695	100,728
Nakanishi, Inc.	600	12,488
Nihon Kohden Corp.	400	12,678
Olympus Corp.	700	27,332
Sysmex Corp.	528	45,462
Terumo Corp.	1,062	62,924

Total Health Care Equipment & Supplies		261,612
Health Care Providers & Services – 0.1%
Japan Lifeline Co., Ltd.	300	6,355
Ship Healthcare Holdings, Inc.	300	11,608

Total Health Care Providers & Services		17,963
Health Care Technology – 0.1%
M3, Inc.	600	13,618
Hotels, Restaurants & Leisure – 0.6%
HIS Co., Ltd.	100	3,346
Ichibanya Co., Ltd.	200	7,959
Oriental Land Co., Ltd.	449	46,961
Round One Corp.	300	3,975
Skylark Holdings Co., Ltd.(a)	1,100	16,279
Tokyotokeiba Co., Ltd.	100	3,852

Total Hotels, Restaurants & Leisure		82,372
Household Durables – 4.1%
Casio Computer Co., Ltd.(a)	2,121	34,676
Fujitsu General Ltd.	600	10,073
Haseko Corp.	2,722	35,348
Iida Group Holdings Co., Ltd.	2,400	42,703
Panasonic Corp.	13,800	160,799
Pressance Corp.	300	3,838
Sekisui Chemical Co., Ltd.	3,175	58,589
Sekisui House Ltd.	8,155	124,387
Sony Corp.	1,800	110,391
Starts Corp., Inc.	400	8,829
Zojirushi Corp.	300	4,244

Total Household Durables		593,877
Household Products – 0.5%
Lion Corp.	600	13,333
Pigeon Corp.	418	23,552
Unicharm Corp.	1,100	36,394

Total Household Products		73,279
Interactive Media & Services – 1.2%
Dip Corp.(a)	300	7,263
Kakaku.com, Inc.	900	17,606
Mixi, Inc.	623	14,952
Yahoo Japan Corp.	38,014	136,882

Total Interactive Media & Services		176,703
Internet & Catalog Retail – 0.1%
ASKUL Corp.	100	3,002
Start Today Co., Ltd.	600	18,172

Total Internet & Catalog Retail		21,174

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2018

Investments	Shares	Value
IT Services – 2.1%
Fujitsu Ltd.	900	$64,149
GMO Internet, Inc.	600	10,470
Information Services International-Dentsu Ltd.	100	3,720
Itochu Techno-Solutions Corp.	1,600	34,779
Nihon Unisys Ltd.	700	18,069
Nomura Research Institute Ltd.	1,200	60,642
NS Solutions Corp.	600	19,386
Obic Co., Ltd.	400	37,857
Otsuka Corp.	950	35,463
SCSK Corp.	549	25,955

Total IT Services		310,490
Leisure Products – 0.7%
Bandai Namco Holdings, Inc.	1,665	64,718
Shimano, Inc.	243	39,172

Total Leisure Products		103,890
Machinery – 7.8%
CKD Corp.	400	5,135
Daifuku Co., Ltd.	500	25,488
DMG Mori Co., Ltd.	800	13,368
FANUC Corp.	1,561	294,375
Harmonic Drive Systems, Inc.(a)	100	3,684
Hino Motors Ltd.	3,788	41,487
Hitachi Construction Machinery Co., Ltd.	1,500	50,183
Hoshizaki Corp.	152	15,737
Komatsu Ltd.	7,322	222,783
Kubota Corp.	6,419	109,126
Makita Corp.	998	49,994
MINEBEA MITSUMI, Inc.	1,548	28,075
MISUMI Group, Inc.	600	15,530
Nabtesco Corp.	825	21,935
NGK Insulators Ltd.	2,123	35,027
Nitta Corp.	100	3,812
NSK Ltd.	5,662	64,902
Obara Group, Inc.	100	4,825
OSG Corp.	600	13,666
SMC Corp.	243	77,787
Tadano Ltd.	700	8,141
Takeuchi Manufacturing Co., Ltd.	100	2,698
THK Co., Ltd.	748	19,045

Total Machinery		1,126,803
Media – 0.3%
CyberAgent, Inc.	196	10,440
Hakuhodo DY Holdings, Inc.	1,700	29,829

Total Media		40,269
Metals & Mining – 0.4%
Dowa Holdings Co., Ltd.	470	14,938
Hitachi Metals Ltd.	3,000	37,161
Tokyo Steel Manufacturing Co., Ltd.	800	5,860

Total Metals & Mining		57,959
Investments	Shares	Value
Multiline Retail – 0.4%
Don Quijote Holdings Co., Ltd.	200	$10,125
Izumi Co., Ltd.	200	13,294
Ryohin Keikaku Co., Ltd.	112	33,328

Total Multiline Retail		56,747
Personal Products – 2.2%
Ci:z Holdings Co., Ltd.	200	7,404
Kao Corp.	1,987	160,485
Kobayashi Pharmaceutical Co., Ltd.	188	13,837
Kose Corp.	100	19,061
Mandom Corp.	200	6,357
Noevir Holdings Co., Ltd.	300	16,349
Pola Orbis Holdings, Inc.	1,000	36,537
Shiseido Co., Ltd.	700	54,226

Total Personal Products		314,256
Pharmaceuticals – 5.3%
Astellas Pharma, Inc.	12,624	220,282
Chugai Pharmaceutical Co., Ltd.	2,035	130,788
Eisai Co., Ltd.	1,700	165,533
Kaken Pharmaceutical Co., Ltd.	400	21,270
Kyowa Hakko Kirin Co., Ltd.	2,000	37,487
Ono Pharmaceutical Co., Ltd.	2,900	82,084
Santen Pharmaceutical Co., Ltd.	2,100	33,298
Shionogi & Co., Ltd.	1,295	84,642

Total Pharmaceuticals		775,384
Professional Services – 1.6%
Benefit One, Inc.	200	6,532
en-japan, Inc.	100	5,018
Meitec Corp.	311	14,977
Nihon M&A Center, Inc.	400	12,009
Nomura Co., Ltd.	200	4,131
Persol Holdings Co., Ltd.	467	10,957
Recruit Holdings Co., Ltd.	4,600	153,570
TechnoPro Holdings, Inc.	400	24,827

Total Professional Services		232,021
Real Estate Management & Development – 1.0%
Daito Trust Construction Co., Ltd.	761	97,918
Leopalace21 Corp.	2,700	15,047
Open House Co., Ltd.	400	19,721
Relo Group, Inc.	300	8,821

Total Real Estate Management & Development		141,507
Road & Rail – 0.7%
Central Japan Railway Co.	478	99,568
Semiconductors & Semiconductor Equipment – 2.3%
Advantest Corp.(a)	800	16,854
Disco Corp.	244	40,858
Lasertec Corp.	100	3,332
SCREEN Holdings Co., Ltd.	200	11,692
SUMCO Corp.	1,100	15,960
Tokyo Electron Ltd.	1,700	233,631
Tokyo Seimitsu Co., Ltd.	300	7,797
Ulvac, Inc.(a)	200	7,510

Total Semiconductors & Semiconductor Equipment		337,634

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2018

Investments	Shares	Value
Software – 0.8%
Oracle Corp.	600	$48,387
Systena Corp.	200	2,734
Trend Micro, Inc.	1,011	65,065

Total Software		116,186
Specialty Retail – 2.3%
ABC-Mart, Inc.(a)	500	27,821
Fast Retailing Co., Ltd.	223	113,714
Hikari Tsushin, Inc.	277	54,773
K’s Holdings Corp.	1,644	19,901
Nitori Holdings Co., Ltd.	200	28,692
Nojima Corp.	200	4,383
Sanrio Co., Ltd.	500	10,138
Shimamura Co., Ltd.	170	16,134
T-Gaia Corp.	582	15,187
United Arrows Ltd.	100	4,261
USS Co., Ltd.	1,925	35,743

Total Specialty Retail		330,747
Technology Hardware, Storage & Peripherals – 0.7%
Brother Industries Ltd.	1,813	35,818
Elecom Co., Ltd.	200	5,074
Seiko Epson Corp.	3,700	63,130

Total Technology Hardware, Storage & Peripherals		104,022
Tobacco – 4.6%
Japan Tobacco, Inc.	25,873	675,611
Investments	Shares	Value
Trading Companies & Distributors – 2.2%
ITOCHU Corp.	16,899	$309,459
MonotaRO Co., Ltd.	200	5,643
Trusco Nakayama Corp.	200	5,538

Total Trading Companies & Distributors		320,640
Wireless Telecommunication Services – 11.0%
KDDI Corp.	23,187	640,789
NTT DOCOMO, Inc.	28,546	767,777
SoftBank Group Corp.	1,795	181,262

Total Wireless Telecommunication Services		1,589,828
TOTAL COMMON STOCKS (Cost: $12,706,614)		14,290,908
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b) (Cost: $71,565)(c)	71,565	71,565
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $12,778,179)		14,362,473
Other Assets less Liabilities – 0.9%		126,551

NET ASSETS – 100.0%		$14,489,024

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $125,542 and the total market value of the collateral held by the Fund was $132,874. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $61,309.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2018	2,914,000	USD	322,474,021	JPY	$74,734	$—
Citibank N.A.	10/3/2018	94,563,535	JPY	832,575	USD	22	—
Citibank N.A.	10/3/2018	2,914,000	USD	322,474,021	JPY	74,734	—
Citibank N.A.	11/5/2018	861,043	USD	97,565,471	JPY	—	(31)
Credit Suisse International	10/3/2018	409,759,906	JPY	3,607,810	USD	—	(23)
Credit Suisse International	11/5/2018	3,731,177	USD	422,786,381	JPY	—	(167)
Goldman Sachs	10/3/2018	330,967,166	JPY	2,914,000	USD	45	—
Goldman Sachs	10/3/2018	2,914,000	USD	322,461,783	JPY	74,841	—
Goldman Sachs	11/5/2018	3,013,643	USD	341,476,491	JPY	—	(93)
HSBC Holdings PLC	10/3/2018	2,220,195	USD	245,705,206	JPY	56,850	—
Royal Bank of Canada	10/3/2018	330,962,212	JPY	2,914,000	USD	2	—
Royal Bank of Canada	11/5/2018	3,013,643	USD	341,473,778	JPY	—	(69)
UBS AG	10/3/2018	409,767,844	JPY	3,607,810	USD	47	—
UBS AG	10/3/2018	2,914,000	USD	322,462,657	JPY	74,834	—
UBS AG	11/5/2018	3,731,177	USD	422,793,844	JPY	—	(233)
						$356,109	$(616)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 98.7%
Japan – 98.7%
Air Freight & Logistics – 0.3%
Kintetsu World Express, Inc.	7,700	$147,648
Konoike Transport Co., Ltd.	9,200	157,214
Maruwa Unyu Kikan Co., Ltd.	3,000	112,251
SBS Holdings, Inc.	3,800	53,696

Total Air Freight & Logistics		470,809
Auto Components – 6.6%
Ahresty Corp.	9,700	72,503
Aisan Industry Co., Ltd.	8,700	75,675
Daido Metal Co., Ltd.(a)	7,400	61,045
Daikyonishikawa Corp.	10,100	116,752
Eagle Industry Co., Ltd.	8,800	114,663
Exedy Corp.	8,300	275,120
FCC Co., Ltd.	6,500	195,426
Futaba Industrial Co., Ltd.	15,200	111,472
G-Tekt Corp.	9,898	163,827
H-One Co., Ltd.	5,800	72,152
IJT Technology Holdings Co., Ltd.	9,400	62,151
Imasen Electric Industrial	7,700	81,010
Kasai Kogyo Co., Ltd.	5,800	60,663
Keihin Corp.	13,000	268,962
KYB Corp.	6,200	277,836
Mitsuba Corp.	5,600	52,162
Musashi Seimitsu Industry Co., Ltd.	9,400	153,349
NHK Spring Co., Ltd.	40,400	420,059
Nichirin Co., Ltd.	4,600	101,448
Nifco, Inc.	14,700	395,373
Nihon Tokushu Toryo Co., Ltd.	3,700	86,062
Nippon Piston Ring Co., Ltd.	4,300	90,441
Nissin Kogyo Co., Ltd.	12,900	217,262
NOK Corp.(a)	36,500	626,945
Pacific Industrial Co., Ltd.	8,500	140,912
Piolax, Inc.	6,000	133,433
Press Kogyo Co., Ltd.	16,700	88,216
Riken Corp.	2,900	161,615
Sanoh Industrial Co., Ltd.	8,700	61,122
Shoei Co., Ltd.(a)	3,600	155,461
Showa Corp.	6,400	98,323
Sumitomo Riko Co., Ltd.	11,200	113,198
T. RAD Co., Ltd.	2,300	63,177
Tachi-S Co., Ltd.	1,200	17,960
Taiho Kogyo Co., Ltd.	4,200	49,364
Tokai Rika Co., Ltd.	23,625	499,186
Topre Corp.	9,900	250,496
Toyo Tire & Rubber Co., Ltd.(a)	29,200	526,235
Toyoda Gosei Co., Ltd.(a)	20,100	496,373
Toyota Boshoku Corp.	40,100	748,797
TPR Co., Ltd.	3,506	92,755
TS Tech Co., Ltd.	9,900	341,665
Unipres Corp.	11,500	223,652
Investments	Shares	Value
Yokohama Rubber Co., Ltd. (The)	35,000	$754,633
Yorozu Corp.	3,900	60,293

Total Auto Components		9,229,224
Banks – 6.3%
77 Bank Ltd. (The)	9,300	221,232
Akita Bank Ltd. (The)	4,600	121,414
Aomori Bank Ltd. (The)	1,500	45,428
Awa Bank Ltd. (The)	4,000	124,136
Bank of Nagoya Ltd. (The)	1,500	50,447
Bank of Okinawa Ltd. (The)	2,040	72,200
Bank of Saga Ltd. (The)	5,500	113,259
Bank of the Ryukyus Ltd.	6,700	81,814
Chugoku Bank Ltd. (The)	29,700	302,530
Chukyo Bank Ltd. (The)	4,600	93,349
Daishi Bank Ltd. (The)	4,300	186,635
Ehime Bank Ltd. (The)	5,100	56,036
Eighteenth Bank Ltd. (The)	2,500	85,068
FIDEA Holdings Co., Ltd.	61,300	92,286
First Bank of Toyama Ltd. (The)	3,500	14,852
Fukui Bank Ltd. (The)	2,400	50,183
Gunma Bank Ltd. (The)	70,900	365,158
Hachijuni Bank Ltd. (The)	118,100	541,710
Hiroshima Bank Ltd. (The)	51,400	347,991
Hokkoku Bank Ltd. (The)	4,600	177,788
Hokuetsu Bank Ltd. (The)	3,800	80,627
Hokuhoku Financial Group, Inc.	29,300	411,957
Hyakugo Bank Ltd. (The)	32,500	131,333
Hyakujushi Bank Ltd. (The)	5,300	156,315
Iyo Bank Ltd. (The)	45,600	285,038
Jimoto Holdings, Inc.	74,000	121,178
Juroku Bank Ltd. (The)	9,400	239,252
Keiyo Bank Ltd. (The)	23,500	197,790
Kiyo Bank Ltd. (The)	9,298	149,066
Kyushu Financial Group, Inc.	96,000	456,398
Michinoku Bank Ltd. (The)	5,800	91,556
Miyazaki Bank Ltd. (The)	1,800	52,771
Musashino Bank Ltd. (The)	4,600	132,834
Nanto Bank Ltd. (The)	7,700	195,373
Nishi-Nippon Financial Holdings, Inc.	30,000	347,053
North Pacific Bank Ltd.	110,100	373,187
Ogaki Kyoritsu Bank Ltd. (The)	9,500	243,386
Oita Bank Ltd. (The)	1,600	58,247
San-In Godo Bank Ltd. (The)	38,700	340,033
Senshu Ikeda Holdings, Inc.	101,700	341,134
Shiga Bank Ltd. (The)	4,800	123,566
Shikoku Bank Ltd. (The)	4,600	56,171
Suruga Bank Ltd.(a)	40,900	204,527
Tochigi Bank Ltd. (The)	19,400	64,903
Toho Bank Ltd. (The)	53,200	197,184
Tokyo Kiraboshi Financial Group, Inc.	7,700	164,121
TOMONY Holdings, Inc.	20,000	85,399
Towa Bank Ltd. (The)	4,600	42,766
Yamagata Bank Ltd. (The)(a)	1,500	32,394

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Yamaguchi Financial Group, Inc.	29,200	$318,260
Yamanashi Chuo Bank Ltd. (The)	3,200	57,529

Total Banks		8,894,864
Beverages – 0.5%
Ito En Ltd.	5,300	235,172
Sapporo Holdings Ltd.	7,800	162,132
Takara Holdings, Inc.	19,400	285,232

Total Beverages		682,536
Building Products – 1.9%
Aica Kogyo Co., Ltd.	10,000	404,103
Bunka Shutter Co., Ltd.	8,600	64,736
Central Glass Co., Ltd.	5,600	145,491
Komatsu Wall Industry Co., Ltd.	4,600	89,501
Kondotec, Inc.	9,100	92,134
Nichias Corp.	9,500	247,150
Nichiha Corp.	3,500	92,596
Nitto Boseki Co., Ltd.	4,000	93,569
Noritz Corp.	4,500	71,391
Okabe Co., Ltd.	9,200	90,392
Sankyo Tateyama, Inc.(a)	3,200	40,597
Sanwa Holdings Corp.	47,200	562,236
Shin Nippon Air Technologies Co., Ltd.	6,200	92,685
Sinko Industries Ltd.	3,900	64,722
Takara Standard Co., Ltd.	10,917	191,169
Takasago Thermal Engineering Co., Ltd.	16,700	302,286
Toli Corp.	26,700	85,564

Total Building Products		2,730,322
Capital Markets – 3.1%
GCA Corp.	17,000	142,633
GMO Financial Holdings, Inc.(a)	31,500	237,945
Ichigo, Inc.	52,700	197,651
Ichiyoshi Securities Co., Ltd.	20,200	210,030
IwaiCosmo Holdings, Inc.	13,400	189,465
kabu.com Securities Co., Ltd.	94,600	319,817
Kyokuto Securities Co., Ltd.	9,800	124,673
Marusan Securities Co., Ltd.(a)	41,700	355,011
Matsui Securities Co., Ltd.(a)	91,600	962,895
Mito Securities Co., Ltd.	39,500	135,278
Monex Group, Inc.(a)	37,765	181,535
Okasan Securities Group, Inc.(a)	86,000	442,928
Sparx Group Co., Ltd.	38,200	99,885
Tokai Tokyo Financial Holdings, Inc.	120,200	692,088
Toyo Securities Co., Ltd.	46,000	108,535

Total Capital Markets		4,400,369
Chemicals – 7.4%
Achilles Corp.	4,600	96,183
ADEKA Corp.	15,500	266,100
Arakawa Chemical Industries Ltd.	5,600	95,055
Asahi Yukizai Corp.	4,000	95,118
C.I. Takiron Corp.	16,400	89,663
Chugoku Marine Paints Ltd.	17,900	179,812
Dai Nippon Toryo Co., Ltd.	7,100	82,261
Investments	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,300	$74,922
Denka Co., Ltd.	19,300	672,871
DIC Corp.	27,200	979,425
DKS Co., Ltd.	800	25,461
Fujimi, Inc.	4,900	127,348
Fujimori Kogyo Co., Ltd.	1,500	51,173
Fuso Chemical Co., Ltd.(a)	4,600	109,426
JCU Corp.	3,000	72,395
JSP Corp.	2,517	64,307
Kaneka Corp.	9,448	436,695
KH Neochem Co., Ltd.	6,200	241,537
Koatsu Gas Kogyo Co., Ltd.	10,800	91,945
Konishi Co., Ltd.	1,700	26,791
Kumiai Chemical Industry Co., Ltd.	12,394	93,622
Kureha Corp.	3,100	232,258
Lintec Corp.	13,900	356,112
Moriroku Holdings Co., Ltd.	4,900	134,595
Nihon Nohyaku Co., Ltd.(a)	11,400	80,192
Nihon Parkerizing Co., Ltd.	13,200	178,502
Nippon Kayaku Co., Ltd.(a)	41,500	493,608
Nippon Shokubai Co., Ltd.	6,000	466,435
Nippon Soda Co., Ltd.	4,600	141,542
Nippon Valqua Industries Ltd.	5,000	140,423
NOF Corp.	13,700	462,557
Okamoto Industries, Inc.	3,000	164,018
Okura Industrial Co., Ltd.	2,133	43,304
Osaka Organic Chemical Industry Ltd.	6,600	84,661
Osaka Soda Co., Ltd.(a)	3,777	100,257
Riken Technos Corp.	19,400	103,332
Sakai Chemical Industry Co., Ltd.	4,100	101,178
Sakata INX Corp.	8,700	110,373
Sanyo Chemical Industries Ltd.	3,000	152,925
Sekisui Plastics Co., Ltd.	8,700	84,560
Shikoku Chemicals Corp.	5,400	74,973
Sumitomo Bakelite Co., Ltd.	5,000	224,942
Sumitomo Seika Chemicals Co., Ltd.	1,500	84,254
T Hasegawa Co., Ltd.	3,300	68,333
Taiyo Holdings Co., Ltd.	8,600	332,007
Takasago International Corp.	3,700	135,511
Tayca Corp.	1,100	26,167
Toagosei Co., Ltd.	19,000	219,298
Tokuyama Corp.	3,900	106,097
Tokyo Ohka Kogyo Co., Ltd.	5,200	154,281
Toyo Ink SC Holdings Co., Ltd.	11,400	302,100
Toyobo Co., Ltd.	18,900	320,810
Ube Industries Ltd.	19,780	538,101
Zeon Corp.	21,400	225,333

Total Chemicals		10,415,149
Commercial Services & Supplies – 1.6%
Aeon Delight Co., Ltd.	5,900	215,306
Bell System24 Holdings, Inc.	12,000	189,321
Daiseki Co., Ltd.	4,600	127,165

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Kokuyo Co., Ltd.	13,900	$250,380
Kyoritsu Printing Co., Ltd.	24,000	72,052
Matsuda Sangyo Co., Ltd.	6,300	88,300
Mitsubishi Pencil Co., Ltd.	6,800	125,122
Nakamoto Packs Co., Ltd.	4,600	76,299
Nichiban Co., Ltd.	1,200	28,884
Nippon Air Conditioning Services Co., Ltd.	13,100	97,110
Nippon Parking Development Co., Ltd.	55,600	86,642
Okamura Corp.	15,700	210,098
Pilot Corp.	2,000	120,262
Prestige International, Inc.	2,700	32,352
Relia, Inc.	13,400	165,162
Sato Holdings Corp.	4,600	152,476
Toppan Forms Co., Ltd.	22,300	214,391
Uchida Yoko Co., Ltd.	2,200	59,849

Total Commercial Services & Supplies		2,311,171
Construction & Engineering – 5.8%
Asanuma Corp.	3,700	120,201
Asunaro Aoki Construction Co., Ltd.	3,400	28,976
COMSYS Holdings Corp.	16,000	474,006
Daiho Corp.	3,000	85,046
Fudo Tetra Corp.	5,440	101,008
Hazama Ando Corp.	37,600	287,003
Kandenko Co., Ltd.	34,300	354,218
Kitano Construction Corp.	1,500	53,616
Kumagai Gumi Co., Ltd.	8,100	224,277
Kyowa Exeo Corp.	15,500	453,735
Kyudenko Corp.	8,000	317,648
Maeda Corp.	20,800	274,684
Maeda Road Construction Co., Ltd.	15,200	309,259
Matsui Construction Co., Ltd.	2,800	22,802
Meisei Industrial Co., Ltd.	11,900	94,710
Mirait Holdings Corp.(a)	11,544	198,998
Nippo Corp.	20,100	368,962
Nippon Densetsu Kogyo Co., Ltd.	7,400	154,600
Nippon Koei Co., Ltd.	1,500	40,212
Nippon Road Co., Ltd. (The)	2,400	139,032
Nishimatsu Construction Co., Ltd.	11,500	291,183
Nittoc Construction Co., Ltd.(a)	19,800	128,647
Okumura Corp.	14,900	467,654
OSJB Holdings Corp.	15,400	41,759
Penta-Ocean Construction Co., Ltd.	36,300	241,925
PS Mitsubishi Construction Co., Ltd.	17,200	89,040
Raito Kogyo Co., Ltd.	11,500	164,524
Shinnihon Corp.	7,700	83,925
SHO-BOND Holdings Co., Ltd.	3,300	266,417
Sumitomo Densetsu Co., Ltd.	4,700	77,295
Sumitomo Mitsui Construction Co., Ltd.	32,940	221,562
Taihei Dengyo Kaisha Ltd.	4,600	121,900
Taikisha Ltd.	5,100	166,580
Tekken Corp.(a)	4,600	119,754
Tobishima Corp.	5,160	87,223
Toda Corp.	50,400	363,851
Investments	Shares	Value
Tokyo Energy & Systems, Inc.(a)	7,700	$77,553
Tokyu Construction Co., Ltd.	20,500	197,988
Toshiba Plant Systems & Services Corp.	12,500	267,201
Totetsu Kogyo Co., Ltd.	4,800	123,439
Toyo Construction Co., Ltd.	20,000	81,525
Wakachiku Construction Co., Ltd.	5,200	75,721
Yahagi Construction Co., Ltd.	4,900	37,445
Yokogawa Bridge Holdings Corp.	4,600	96,386
Yurtec Corp.	17,000	142,484

Total Construction & Engineering		8,135,974
Construction Materials – 0.3%
Geostr Corp.	6,100	31,310
Krosaki Harima Corp.	1,700	131,109
Sumitomo Osaka Cement Co., Ltd.(a)	6,700	277,827

Total Construction Materials		440,246
Consumer Finance – 0.1%
J Trust Co., Ltd.(a)	12,100	73,504
Containers & Packaging – 0.8%
FP Corp.(a)	4,000	243,342
Fuji Seal International, Inc.	4,000	141,744
Hokkan Holdings Ltd.	4,600	95,576
Pack Corp. (The)	3,000	111,062
Rengo Co., Ltd.	29,381	250,651
Toyo Seikan Group Holdings Ltd.	16,200	336,166

Total Containers & Packaging		1,178,541
Distributors – 0.7%
Arata Corp.	1,500	75,274
Canon Marketing Japan, Inc.	32,700	694,391
Doshisha Co., Ltd.	5,700	118,331
Happinet Corp.	8,600	151,201

Total Distributors		1,039,197
Diversified Consumer Services – 0.7%
Asante, Inc.	2,000	42,963
Benesse Holdings, Inc.	19,500	555,377
Gakkyusha Co., Ltd.	5,100	81,674
Meiko Network Japan Co., Ltd.(a)	7,700	71,451
Riso Kyoiku Co., Ltd.(a)	12,400	100,654
Studio Alice Co., Ltd.	2,800	57,856
Tokyo Individualized Educational Institute, Inc.(a)	10,500	138,663

Total Diversified Consumer Services		1,048,638
Diversified Financial Services – 0.3%
Financial Products Group Co., Ltd.(a)	25,400	243,300
Ricoh Leasing Co., Ltd.	3,300	108,804

Total Diversified Financial Services		352,104
Diversified Telecommunication Services – 0.1%
Internet Initiative Japan, Inc.	4,600	93,349
Electric Utilities – 0.5%
Hokkaido Electric Power Co., Inc.	15,500	97,707
Okinawa Electric Power Co., Inc. (The)	7,618	160,630
Shikoku Electric Power Co., Inc.	32,600	425,635

Total Electric Utilities		683,972

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Electrical Equipment – 1.9%
Chiyoda Integre Co., Ltd.	5,200	$107,814
Cosel Co., Ltd.	10,800	123,323
Daihen Corp.	3,200	81,926
Denyo Co., Ltd.	3,400	55,886
Fujikura Ltd.	44,700	211,330
Furukawa Electric Co., Ltd.	10,226	340,312
GS Yuasa Corp.	10,200	251,172
Helios Techno Holding Co., Ltd.(a)	10,900	85,599
Idec Corp.(a)	6,100	133,724
Mabuchi Motor Co., Ltd.	13,000	524,761
Nippon Carbon Co., Ltd.	1,500	103,931
Nissin Electric Co., Ltd.	21,700	197,542
Nitto Kogyo Corp.	7,700	142,428
Sanyo Denki Co., Ltd.	1,500	71,840
Sinfonia Technology Co., Ltd.	3,000	44,742
Takaoka Toko Co., Ltd.(a)	5,100	80,461
Tatsuta Electric Wire and Cable Co., Ltd.	11,100	61,957

Total Electrical Equipment		2,618,748
Electronic Equipment, Instruments & Components – 5.4%
Ai Holdings Corp.	8,100	187,694
Amano Corp.	11,900	248,718
Anritsu Corp.	13,700	225,790
Azbil Corp.	20,000	435,269
Canon Electronics, Inc.	7,700	161,748
Citizen Watch Co., Ltd.(a)	85,800	565,781
CMK Corp.(a)	11,600	88,748
CONEXIO Corp.	8,800	162,233
Daiwabo Holdings Co., Ltd.	3,600	232,636
Dexerials Corp.(a)	16,600	168,799
Elematec Corp.	3,929	92,876
ESPEC Corp.	4,100	78,509
Excel Co., Ltd.	2,300	36,084
FTGroup Co., Ltd.	9,100	139,883
Hagiwara Electric Holdings Co., Ltd.	2,700	80,583
Hakuto Co., Ltd.	3,000	42,127
Hioki EE Corp.	700	22,864
Hochiki Corp.	1,900	27,868
Horiba Ltd.	4,600	243,800
Ibiden Co., Ltd.(a)	23,200	325,374
Iriso Electronics Co., Ltd.	1,200	62,966
Japan Aviation Electronics Industry Ltd.	14,000	235,911
Kaga Electronics Co., Ltd.	5,500	114,421
Koa Corp.(a)	4,600	79,417
Kyosan Electric Manufacturing Co., Ltd.	13,900	74,159
Macnica Fuji Electronics Holdings, Inc.	12,100	213,802
Marubun Corp.	7,100	51,757
Nippon Electric Glass Co., Ltd.	24,500	771,119
Nippon Signal Co., Ltd.	9,100	93,095
Nissha Co., Ltd.	4,500	87,833
Nohmi Bosai Ltd.	5,766	128,686
Oki Electric Industry Co., Ltd.	32,800	431,134
Optex Group Co., Ltd.(a)	3,200	63,332
Investments	Shares	Value
Osaki Electric Co., Ltd.	9,900	$76,352
Riken Keiki Co., Ltd.	900	19,492
Ryoden Corp.	5,800	87,880
Ryosan Co., Ltd.	8,100	294,520
Sanshin Electronics Co., Ltd.(a)	6,400	115,226
Satori Electric Co., Ltd.	8,200	73,564
Siix Corp.(a)	3,300	57,467
Sumida Corp.(a)	6,700	86,828
Tachibana Eletech Co., Ltd.	4,700	80,606
Taiyo Yuden Co., Ltd.	7,800	175,386
Tamura Corp.	13,500	84,505
Tokyo Electron Device Ltd.	3,600	61,424
Topcon Corp.	7,200	131,468
Tsuzuki Denki Co., Ltd.	4,600	47,383
UKC Holdings Corp.	1,500	34,586
V Technology Co., Ltd.(a)	400	60,008
Vitec Holdings Co., Ltd.(a)	4,600	104,040

Total Electronic Equipment, Instruments & Components		7,565,751
Energy Equipment & Services – 0.3%
Modec, Inc.	5,900	192,970
Shinko Plantech Co., Ltd.	18,500	192,517
Toyo Kanetsu K.K.	2,000	50,376

Total Energy Equipment & Services		435,863
Entertainment – 1.8%
Avex, Inc.	11,400	162,692
Capcom Co., Ltd.	13,900	352,808
COLOPL, Inc.	27,300	177,137
Daiichikosho Co., Ltd.	8,900	429,388
DeNA Co., Ltd.	19,200	339,256
GungHo Online Entertainment, Inc.(a)	74,200	152,862
Koei Tecmo Holdings Co., Ltd.	30,720	528,475
Marvelous, Inc.	12,100	99,178
Toei Animation Co., Ltd.	3,800	118,097
Toei Co., Ltd.	1,100	132,385

Total Entertainment		2,492,278
Food & Staples Retailing – 2.2%
Ain Holdings, Inc.	1,700	137,245
Arcs Co., Ltd.	8,200	222,353
Axial Retailing, Inc.	1,600	57,191
Belc Co., Ltd.	2,200	119,118
Cawachi Ltd.	5,400	109,821
Cocokara fine, Inc.	2,200	141,198
Create SD Holdings Co., Ltd.	4,600	119,794
Heiwado Co., Ltd.	5,900	158,428
Inageya Co., Ltd.	3,900	58,645
Kato Sangyo Co., Ltd.	5,400	182,084
Kobe Bussan Co., Ltd.	3,200	181,996
Life Corp.	2,600	66,611
Ministop Co., Ltd.(a)	4,100	78,762
Mitsubishi Shokuhin Co., Ltd.	5,900	157,648
Nihon Chouzai Co., Ltd.	3,500	110,006
Nishimoto Co., Ltd.	1,600	74,376

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Okuwa Co., Ltd.	6,000	$61,117
Qol Co., Ltd.	4,600	100,719
Retail Partners Co., Ltd.	1,100	14,410
San-A Co., Ltd.	2,300	102,866
Shoei Foods Corp.	1,900	70,172
Sogo Medical Co., Ltd.	1,600	35,304
United Super Markets Holdings, Inc.	11,100	138,182
Valor Holdings Co., Ltd.	8,300	192,036
Yamatane Corp.	4,400	82,201
Yaoko Co., Ltd.	3,300	201,919
Yokohama Reito Co., Ltd.(a)	8,500	68,922

Total Food & Staples Retailing		3,043,124
Food Products – 3.2%
Ariake Japan Co., Ltd.	1,500	149,624
Chubu Shiryo Co., Ltd.	2,600	35,732
DyDo Group Holdings, Inc.(a)	1,500	75,142
Ezaki Glico Co., Ltd.	5,300	260,369
Feed One Co., Ltd.	33,100	61,779
Fuji Oil Holdings, Inc.	9,251	291,575
Fujicco Co., Ltd.	4,300	88,926
Hokuto Corp.	5,300	90,569
Itoham Yonekyu Holdings, Inc.	40,300	278,163
J-Oil Mills, Inc.	4,400	150,883
Kagome Co., Ltd.	5,200	150,161
Kameda Seika Co., Ltd.	1,700	80,072
Kewpie Corp.	17,600	407,519
Kotobuki Spirits Co., Ltd.	900	42,391
Kyokuyo Co., Ltd.	2,000	59,867
Marudai Food Co., Ltd.	3,000	58,212
Maruha Nichiro Corp.	4,600	169,688
Megmilk Snow Brand Co., Ltd.	7,100	182,461
Mitsui Sugar Co., Ltd.	5,300	152,115
Morinaga & Co., Ltd.	4,600	171,915
Morinaga Milk Industry Co., Ltd.(a)	4,300	116,789
Nippon Flour Mills Co., Ltd.	10,800	190,451
Nippon Suisan Kaisha Ltd.	46,300	301,642
Nisshin Oillio Group Ltd. (The)	4,500	132,126
Prima Meat Packers Ltd.(a)	7,400	174,666
Rock Field Co., Ltd.	5,700	94,394
S Foods, Inc.	2,200	95,101
Sakata Seed Corp.	2,900	104,424
Showa Sangyo Co., Ltd.	5,800	149,564
Starzen Co., Ltd.	1,500	64,643
Warabeya Nichiyo Holdings Co., Ltd.	3,000	53,088

Total Food Products		4,434,051
Gas Utilities – 0.7%
Hokkaido Gas Co., Ltd.	6,600	90,355
Nippon Gas Co., Ltd.	3,300	164,731
Saibu Gas Co., Ltd.(a)	5,700	135,493
Shizuoka Gas Co., Ltd.	12,000	106,388
Toho Gas Co., Ltd.	11,400	433,077

Total Gas Utilities		930,044
Investments	Shares	Value
Health Care Equipment & Supplies – 1.4%
Daiken Medical Co., Ltd.	5,800	$43,148
Eiken Chemical Co., Ltd.	5,000	116,257
Hogy Medical Co., Ltd.(a)	4,400	151,851
Jeol Ltd.	5,500	119,408
Mani, Inc.	2,700	131,690
Menicon Co., Ltd.	1,000	24,396
Nagaileben Co., Ltd.	7,700	184,119
Nakanishi, Inc.	8,400	174,826
Nihon Kohden Corp.	9,600	304,266
Nikkiso Co., Ltd.	10,800	141,388
Nipro Corp.	30,423	416,229
Paramount Bed Holdings Co., Ltd.	3,603	177,636

Total Health Care Equipment & Supplies		1,985,214
Health Care Providers & Services – 1.5%
As One Corp.	3,100	231,712
BML, Inc.	5,600	170,586
Japan Lifeline Co., Ltd.(a)	7,000	148,277
Miraca Holdings, Inc.	17,900	465,682
NichiiGakkan Co., Ltd.(a)	9,300	78,766
Ship Healthcare Holdings, Inc.	7,359	284,745
Solasto Corp.	13,000	169,274
Toho Holdings Co., Ltd.(a)	8,100	215,006
Tokai Corp.	1,800	41,456
Tsukui Corp.	4,600	45,156
Vital KSK Holdings, Inc.(a)	12,400	139,846
WIN-Partners Co., Ltd.	4,600	52,364

Total Health Care Providers & Services		2,042,870
Health Care Technology – 0.0%
EM Systems Co., Ltd.	3,900	42,885
Hotels, Restaurants & Leisure – 2.4%
Aeon Fantasy Co., Ltd.	700	26,099
Create Restaurants Holdings, Inc.	7,700	89,958
Doutor Nichires Holdings Co., Ltd.	5,000	92,882
Fuji Kyuko Co., Ltd.	700	22,895
Hiday Hidaka Corp.	4,120	82,919
HIS Co., Ltd.	3,400	113,747
Ichibanya Co., Ltd.(a)	3,300	131,320
KOMEDA Holdings Co., Ltd.	10,200	206,362
Koshidaka Holdings Co., Ltd.	2,600	29,849
Kyoritsu Maintenance Co., Ltd.(a)	2,600	109,988
MOS Food Services, Inc.(a)	3,600	93,942
Ohsho Food Service Corp.	4,500	314,170
Plenus Co., Ltd.(a)	10,600	172,833
Renaissance, Inc.	400	8,307
Resorttrust, Inc.	20,000	329,797
Round One Corp.	10,800	143,100
Royal Holdings Co., Ltd.	3,800	99,161
Saizeriya Co., Ltd.	3,000	58,661
SFP Holdings Co., Ltd.	2,200	35,077
Shidax Corp.	22,200	74,075
Skylark Holdings Co., Ltd.(a)	38,400	568,300
St. Marc Holdings Co., Ltd.	3,300	77,049

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Tokyo Dome Corp.	11,100	$97,236
Tokyotokeiba Co., Ltd.	2,800	107,849
Toridoll Holdings Corp.(a)	2,400	52,232
Yoshinoya Holdings Co., Ltd.	6,800	107,881
Zensho Holdings Co., Ltd.(a)	8,000	157,908

Total Hotels, Restaurants & Leisure		3,403,597
Household Durables – 2.0%
Cleanup Corp.	1,400	10,206
ES-Con Japan Ltd.(a)	18,500	130,136
FJ Next Co., Ltd.	7,700	61,079
Foster Electric Co., Ltd.	8,206	103,528
France Bed Holdings Co., Ltd.	3,900	33,614
Fuji Corp., Ltd.	11,100	87,463
Fujitsu General Ltd.(a)	15,200	255,196
Hoosiers Holdings(a)	6,900	41,247
JVC Kenwood Corp.	12,900	36,229
Ki-Star Real Estate Co., Ltd.	2,600	54,571
Meiwa Estate Co., Ltd.	5,500	31,523
Misawa Homes Co., Ltd.	9,800	76,616
Nihon House Holdings Co., Ltd.(a)	11,800	66,384
Nissei Build Kogyo Co., Ltd.	5,100	49,211
Pressance Corp.	7,700	98,500
Sanei Architecture Planning Co., Ltd.(a)	2,500	38,649
Sangetsu Corp.	14,700	288,603
Starts Corp., Inc.	8,700	192,023
Sumitomo Forestry Co., Ltd.	38,900	676,388
Tama Home Co., Ltd.	6,100	60,417
Tamron Co., Ltd.	7,500	159,792
Toa Corp.	3,500	40,890
Zojirushi Corp.(a)	10,800	152,798

Total Household Durables		2,745,063
Household Products – 0.1%
Earth Corp.	3,100	149,016
ST Corp.	900	16,719

Total Household Products		165,735
Independent Power & Renewable Electricity Producers – 0.0%
West Holdings Corp.	7,700	51,995
Industrial Conglomerates – 0.5%
Mie Kotsu Group Holdings, Inc.(a)	20,000	98,781
Nisshinbo Holdings, Inc.	28,800	343,059
TOKAI Holdings Corp.	30,600	307,118

Total Industrial Conglomerates		748,958
Interactive Media & Services – 0.7%
COOKPAD, Inc.	8,700	34,927
Dip Corp.(a)	7,300	176,740
Gurunavi, Inc.	17,800	144,958
Mixi, Inc.	26,300	631,191
MTI Ltd.	4,600	25,473

Total Interactive Media & Services		1,013,289
Investments	Shares	Value
Internet & Catalog Retail – 0.2%
ASKUL Corp.(a)	4,600	$138,099
Belluna Co., Ltd.	9,700	114,605

Total Internet & Catalog Retail		252,704
IT Services – 2.0%
Digital Garage, Inc.	2,800	91,209
DTS Corp.	4,600	183,255
Future Corp.	10,200	165,772
GMO Internet, Inc.(a)	9,300	162,280
I-Net Corp.	1,500	25,593
Infocom Corp.	2,600	85,839
Information Services International-Dentsu Ltd.	4,600	171,105
Kanematsu Electronics Ltd.	5,800	197,870
LAC Co., Ltd.	2,900	55,786
NEC Networks & System Integration Corp.	10,400	241,173
NET One Systems Co., Ltd.	13,200	317,028
Nihon Unisys Ltd.	13,900	358,805
NS Solutions Corp.	13,900	449,117
NSD Co., Ltd.	7,500	166,593
Transcosmos, Inc.	4,700	118,964

Total IT Services		2,790,389
Leisure Products – 1.3%
Fields Corp.(a)	7,700	64,266
Furyu Corp.	3,600	30,553
GLOBERIDE, Inc.	200	5,520
Heiwa Corp.	25,800	575,580
Mizuno Corp.	3,800	95,615
Sankyo Co., Ltd.	24,500	958,775
Tomy Co., Ltd.	14,200	146,144

Total Leisure Products		1,876,453
Life Sciences Tools & Services – 0.1%
EPS Holdings, Inc.	4,800	102,352
Machinery – 6.4%
Aichi Corp.	13,600	74,115
Aida Engineering Ltd.	12,700	113,600
Alinco, Inc.	9,600	92,378
Anest Iwata Corp.	9,200	91,850
Asahi Diamond Industrial Co., Ltd.	9,700	68,404
Bando Chemical Industries Ltd.	13,200	157,119
CKD Corp.	8,000	102,690
DMG Mori Co., Ltd.	22,100	369,290
Ebara Corp.	8,900	307,153
Fujitec Co., Ltd.	14,500	194,423
Fukushima Industries Corp.	1,500	76,595
Furukawa Co., Ltd.(a)	13,000	191,707
Giken Ltd.(a)	5,700	151,301
Glory Ltd.	14,000	342,281
Hirata Corp.(a)	1,500	108,025
Hitachi Zosen Corp.	22,835	95,494
Hokuetsu Industries Co., Ltd.	8,100	97,056
Hosokawa Micron Corp.	200	10,917
Iseki & Co., Ltd.	4,600	84,803

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Japan Steel Works Ltd. (The)	6,203	$151,054
Juki Corp.	5,800	71,948
Kato Works Co., Ltd.(a)	3,800	117,260
Kito Corp.	4,600	84,763
Kitz Corp.	18,600	160,806
Kurita Water Industries Ltd.	13,500	393,406
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,600	72,897
Makino Milling Machine Co., Ltd.	2,800	119,558
Max Co., Ltd.	6,600	98,606
Meidensha Corp.	6,200	101,528
METAWATER Co., Ltd.	4,600	132,227
Mitsubishi Logisnext Co., Ltd.	7,700	100,466
Mitsuboshi Belting Ltd.	6,500	171,678
Miura Co., Ltd.	9,100	282,009
Morita Holdings Corp.	4,800	108,690
Nachi-Fujikoshi Corp.	2,600	127,957
Nippon Thompson Co., Ltd.	12,900	85,746
Nissei ASB Machine Co., Ltd.(a)	1,500	62,860
Nitta Corp.	3,200	121,988
Nitto Kohki Co., Ltd.	5,600	130,059
Noritake Co., Ltd.	1,500	94,687
NTN Corp.(a)	136,000	556,764
Obara Group, Inc.	1,800	86,842
Oiles Corp.	3,000	64,630
OKUMA Corp.(a)	3,600	199,991
OSG Corp.	13,000	296,087
Rheon Automatic Machinery Co., Ltd.	2,500	44,790
Ryobi Ltd.	4,800	189,110
Shibuya Corp.	1,500	55,927
Shima Seiki Manufacturing Ltd.(a)	2,800	123,749
Shinmaywa Industries Ltd.	13,700	185,746
Sodick Co., Ltd.	14,000	127,200
Star Micronics Co., Ltd.(a)	8,600	152,943
Tadano Ltd.	15,400	179,103
Takeuchi Manufacturing Co., Ltd.	3,900	105,238
Takuma Co., Ltd.	4,800	63,769
Tocalo Co., Ltd.	13,000	133,909
Toshiba Machine Co., Ltd.(a)	4,800	107,380
Tsubaki Nakashima Co., Ltd.(a)	8,400	173,125
Tsubakimoto Chain Co.	7,400	342,686
Tsugami Corp.(a)	6,000	59,427
Union Tool Co.	1,700	63,609
YAMABIKO Corp.	6,200	76,855

Total Machinery		8,908,274
Marine – 0.6%
Iino Kaiun Kaisha Ltd.	25,000	128,098
Mitsui OSK Lines Ltd.	7,500	218,889
Nippon Yusen K.K.(a)	16,100	302,907
NS United Kaiun Kaisha Ltd.	8,400	193,610

Total Marine		843,504
Media – 0.9%
AOI TYO Holdings, Inc.	4,400	55,627
Asahi Broadcasting Group Holdings Corp.	1,500	10,631
Investments	Shares	Value
F@N Communications, Inc.	12,700	$77,820
Intage Holdings, Inc.	9,400	86,067
Kadokawa Dwango	6,800	74,415
SKY Perfect JSAT Holdings, Inc.	108,000	521,055
Tow Co., Ltd.	8,900	66,367
Tv Tokyo Holdings Corp.	3,800	94,176
Wowow, Inc.	4,100	131,571
Zenrin Co., Ltd.	5,400	167,346

Total Media		1,285,075
Metals & Mining – 3.8%
Aichi Steel Corp.	3,200	122,129
Asahi Holdings, Inc.	8,700	159,164
Daido Steel Co., Ltd.(a)	8,400	408,223
Daiki Aluminium Industry Co., Ltd.(a)	6,600	45,148
Dowa Holdings Co., Ltd.	13,800	438,597
Godo Steel Ltd.	7,000	144,209
Hakudo Co., Ltd.	4,600	80,308
Kobe Steel Ltd.	77,000	684,685
Kurimoto Ltd.	5,400	88,998
Kyoei Steel Ltd.(a)	7,700	150,224
Maruichi Steel Tube Ltd.	17,000	554,519
Mitsubishi Materials Corp.	28,800	860,818
Mitsui Mining & Smelting Co., Ltd.	6,000	173,790
Nippon Light Metal Holdings Co., Ltd.	147,700	330,288
Nisshin Steel Co., Ltd.	17,800	267,035
Sanyo Special Steel Co., Ltd.(a)	5,000	122,067
Toho Titanium Co., Ltd.(a)	8,800	105,986
Toho Zinc Co., Ltd.	2,700	107,206
Tokyo Rope Manufacturing Co., Ltd.(a)	3,600	47,098
Tokyo Steel Manufacturing Co., Ltd.(a)	12,400	90,829
Topy Industries Ltd.	3,200	94,238
UACJ Corp.(a)	8,453	202,497

Total Metals & Mining		5,278,056
Multiline Retail – 0.7%
Fuji Co., Ltd.	4,600	90,554
H2O Retailing Corp.	20,100	330,915
MrMax Holdings Ltd.	11,800	63,683
Parco Co., Ltd.	9,700	108,456
Seria Co., Ltd.(a)	3,500	123,872
Takashimaya Co., Ltd.	15,900	268,628

Total Multiline Retail		986,108
Oil, Gas & Consumable Fuels – 1.0%
BP Castrol K.K.(a)	7,000	100,946
Cosmo Energy Holdings Co., Ltd.	10,500	431,703
Fuji Oil Co., Ltd.	16,700	70,720
Itochu Enex Co., Ltd.	30,400	307,520
Nippon Coke & Engineering Co., Ltd.	101,100	101,469
Sala Corp.	18,200	112,804
San-Ai Oil Co., Ltd.	13,300	163,110
Sinanen Holdings Co., Ltd.	4,600	118,053

Total Oil, Gas & Consumable Fuels		1,406,325

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Paper & Forest Products – 0.8%
Daiken Corp.	3,500	$69,763
Daio Paper Corp.(a)	11,500	164,423
Hokuetsu Corp.	41,700	227,251
Nippon Paper Industries Co., Ltd.	32,800	603,819

Total Paper & Forest Products		1,065,256
Personal Products – 0.8%
Artnature, Inc.	1,500	9,323
Ci:z Holdings Co., Ltd.	4,600	170,295
Fancl Corp.	5,900	289,845
Mandom Corp.	5,500	174,803
Milbon Co., Ltd.	3,400	155,954
Noevir Holdings Co., Ltd.	5,400	294,282

Total Personal Products		1,094,502
Pharmaceuticals – 1.8%
Fuji Pharma Co., Ltd.	4,600	72,573
JCR Pharmaceuticals Co., Ltd.	1,500	85,178
Kaken Pharmaceutical Co., Ltd.	9,100	483,902
KYORIN Holdings, Inc.(a)	13,700	282,962
Mochida Pharmaceutical Co., Ltd.	2,700	223,207
Nichi-iko Pharmaceutical Co., Ltd.	7,300	108,486
Sawai Pharmaceutical Co., Ltd.(a)	8,900	480,319
Seikagaku Corp.	5,600	85,244
Torii Pharmaceutical Co., Ltd.	2,500	60,197
Towa Pharmaceutical Co., Ltd.	1,600	118,607
Tsumura & Co.	9,200	317,507
ZERIA Pharmaceutical Co., Ltd.	6,600	146,079

Total Pharmaceuticals		2,464,261
Professional Services – 1.6%
Altech Corp.	4,600	103,595
Benefit One, Inc.	6,200	202,509
en-japan, Inc.	3,200	160,585
FULLCAST Holdings Co., Ltd.	4,400	101,802
Funai Soken Holdings, Inc.	4,040	91,694
JAC Recruitment Co., Ltd.(a)	6,400	146,667
Link And Motivation, Inc.(a)	2,500	31,144
Meitec Corp.	6,900	332,289
Nomura Co., Ltd.	6,900	142,514
Outsourcing, Inc.(a)	6,400	93,928
Tanseisha Co., Ltd.	8,100	84,933
TechnoPro Holdings, Inc.	4,600	285,513
Trust Tech, Inc.	1,500	58,502
Weathernews, Inc.	1,400	43,941
World Holdings Co., Ltd.	2,900	87,573
YAMADA Consulting Group Co., Ltd.	1,500	35,049
Yumeshin Holdings Co., Ltd.	19,800	198,200

Total Professional Services		2,200,438
Real Estate Management & Development – 2.7%
Airport Facilities Co., Ltd.	5,800	33,344
Daibiru Corp.	12,100	127,621
Daikyo, Inc.	17,400	354,173
Goldcrest Co., Ltd.	4,600	75,246
Investments	Shares	Value
Heiwa Real Estate Co., Ltd.	3,800	$67,245
Japan Property Management Center Co., Ltd.	4,600	54,146
Katitas Co., Ltd.(a)	1,500	45,759
Keihanshin Building Co., Ltd.	12,400	94,431
Kenedix, Inc.	18,100	103,419
Leopalace21 Corp.	66,600	371,156
Nippon Commercial Development Co., Ltd.	4,700	75,682
Nisshin Fudosan Co.	7,700	40,200
NTT Urban Development Corp.	46,100	528,434
Open House Co., Ltd.	6,000	295,814
Prospect Co., Ltd.(a)	325,000	123,036
Raysum Co., Ltd.	9,600	135,060
SAMTY Co., Ltd.(a)	6,500	94,194
Shinoken Group Co., Ltd.(a)	3,700	39,220
Sun Frontier Fudousan Co., Ltd.	6,900	78,972
Takara Leben Co., Ltd.	39,400	118,979
Tateru, Inc.(a)	4,600	29,888
TOC Co., Ltd.	17,000	120,632
Tokyo Tatemono Co., Ltd.	34,600	422,200
Tosei Corp.	10,700	110,688
Unizo Holdings Co., Ltd.	9,900	190,879

Total Real Estate Management & Development		3,730,418
Road & Rail – 1.8%
Fukuyama Transporting Co., Ltd.	4,400	190,395
Hamakyorex Co., Ltd.	1,500	54,541
Hitachi Transport System Ltd.	10,800	303,315
Ichinen Holdings Co., Ltd.	6,500	85,381
Maruzen Showa Unyu Co., Ltd.	4,600	118,539
Nankai Electric Railway Co., Ltd.	7,700	193,542
Nikkon Holdings Co., Ltd.	11,400	295,676
Nishi-Nippon Railroad Co., Ltd.	5,900	159,726
Sakai Moving Service Co., Ltd.(a)	1,500	85,443
Sankyu, Inc.	6,300	353,867
Senko Group Holdings Co., Ltd.	30,700	255,687
Sotetsu Holdings, Inc.	10,900	364,661
Trancom Co., Ltd.	400	29,264

Total Road & Rail		2,490,037
Semiconductors & Semiconductor Equipment – 1.0%
Ferrotec Holdings Corp.(a)	2,500	24,255
Japan Material Co., Ltd.	7,300	98,010
Lasertec Corp.	5,900	196,606
MegaChips Corp.(a)	2,392	50,331
Mimasu Semiconductor Industry Co., Ltd.	3,800	60,889
Mitsui High-Tec, Inc.(a)	4,000	56,310
NuFlare Technology, Inc.	1,600	82,969
Optorun Co., Ltd.(a)	3,200	81,898
Sanken Electric Co., Ltd.	2,200	57,642
Shindengen Electric Manufacturing Co., Ltd.	1,100	52,586
Shinko Electric Industries Co., Ltd.	29,400	247,448
Tokyo Seimitsu Co., Ltd.	7,700	200,118
Ulvac, Inc.(a)	4,600	172,725
Yamaichi Electronics Co., Ltd.(a)	4,400	60,857

Total Semiconductors & Semiconductor Equipment		1,442,644

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Software – 0.6%
Broadleaf Co., Ltd.	21,800	$157,380
Computer Engineering & Consulting Ltd.	1,500	36,647
Cresco Ltd.(a)	2,100	62,953
Fuji Soft, Inc.	2,400	121,495
Fukui Computer Holdings, Inc.	3,900	75,504
Infomart Corp.(a)	7,500	97,724
Miroku Jyoho Service Co., Ltd.	2,300	51,534
SRA Holdings	2,700	82,722
Systena Corp.	11,800	161,336

Total Software		847,295
Specialty Retail – 4.2%
Adastria Co., Ltd.(a)	11,822	157,994
Alpen Co., Ltd.	7,300	129,502
AOKI Holdings, Inc.	17,300	236,536
Aoyama Trading Co., Ltd.	18,500	568,429
Arcland Sakamoto Co., Ltd.	4,600	62,610
Autobacs Seven Co., Ltd.(a)	18,900	324,471
Bic Camera, Inc.	12,000	166,923
Chiyoda Co., Ltd.(a)	7,200	141,864
DCM Holdings Co., Ltd.	35,200	320,127
EDION Corp.(a)	18,800	210,369
Geo Holdings Corp.(a)	10,200	154,367
Gfoot Co., Ltd.(a)	4,600	30,981
Honeys Holdings Co., Ltd.	9,000	80,979
IDOM, Inc.(a)	8,000	27,116
JINS, Inc.(a)	800	42,682
Joshin Denki Co., Ltd.	2,200	64,885
K’s Holdings Corp.	43,468	526,201
Keiyo Co., Ltd.(a)	20,100	97,328
Kohnan Shoji Co., Ltd.	6,400	161,824
Komeri Co., Ltd.	4,900	114,535
Konaka Co., Ltd.	4,600	20,654
LIXIL VIVA Corp.	10,200	157,959
Nishimatsuya Chain Co., Ltd.	12,100	121,655
Nojima Corp.	4,600	100,800
PAL GROUP Holdings Co., Ltd.	4,000	100,577
PC Depot Corp.	8,900	43,409
Right On Co., Ltd.(a)	9,100	85,805
Sac’s Bar Holdings, Inc.	10,800	89,949
Sanrio Co., Ltd.(a)	20,157	408,695
Shimachu Co., Ltd.	10,400	336,030
T-Gaia Corp.	12,500	326,187
United Arrows Ltd.	4,000	170,445
VT Holdings Co., Ltd.(a)	29,154	128,849
Xebio Holdings Co., Ltd.	6,800	99,200
Yellow Hat Ltd.	4,300	115,086

Total Specialty Retail		5,925,023
Technology Hardware, Storage & Peripherals – 0.7%
Elecom Co., Ltd.	5,700	144,627
Maxell Holdings Ltd.	11,500	180,217
MCJ Co., Ltd.	18,000	158,630
Riso Kagaku Corp.	8,700	210,176
Roland DG Corp.	500	$12,092
Toshiba TEC Corp.	6,800	198,160
Wacom Co., Ltd.	18,900	80,535

Total Technology Hardware, Storage & Peripherals		984,437
Textiles, Apparel & Luxury Goods – 1.7%
Asics Corp.	32,500	484,703
Baroque Japan Ltd.	13,900	132,532
Descente Ltd.	8,800	184,623
Fujibo Holdings, Inc.	1,500	46,155
Goldwin, Inc.(a)	1,500	103,667
Gunze Ltd.	2,600	130,933
Japan Wool Textile Co., Ltd. (The)	17,800	147,308
Kurabo Industries Ltd.	5,500	149,382
Onward Holdings Co., Ltd.	33,639	225,376
Seiko Holdings Corp.(a)	8,900	250,737
Seiren Co., Ltd.	6,100	103,434
Wacoal Holdings Corp.	10,800	309,970
Yondoshi Holdings, Inc.	3,600	75,401

Total Textiles, Apparel & Luxury Goods		2,344,221
Thrifts & Mortgage Finance – 0.0%
Aruhi Corp.	2,400	49,887
Trading Companies & Distributors – 2.4%
Advan Co., Ltd.	7,700	66,774
Alconix Corp.(a)	6,000	85,575
Daiichi Jitsugyo Co., Ltd.	3,900	134,252
Gecoss Corp.	5,900	63,423
Hanwa Co., Ltd.	9,400	312,823
Inaba Denki Sangyo Co., Ltd.	4,600	203,301
Inabata & Co., Ltd.	13,500	207,637
Iwatani Corp.	5,300	188,744
Japan Pulp & Paper Co., Ltd.	2,600	109,072
Kamei Corp.	6,800	95,967
Kanamoto Co., Ltd.	3,500	124,180
Kanematsu Corp.	15,200	228,833
Nagase & Co., Ltd.	16,800	295,222
Nippon Steel & Sumikin Bussan Corp.	7,396	371,151
Nishio Rent All Co., Ltd.	2,400	80,187
Onoken Co., Ltd.	4,600	73,828
Sanyo Trading Co., Ltd.	1,900	35,580
Sato Shoji Corp.	7,600	82,701
Seika Corp.	2,500	44,174
Shinsho Corp.	2,700	75,591
Trusco Nakayama Corp.	5,400	149,518
Wakita & Co., Ltd.	6,500	80,460
Yamazen Corp.	15,800	188,484
Yuasa Trading Co., Ltd.	3,600	129,313

Total Trading Companies & Distributors		3,426,790
Transportation Infrastructure – 0.5%
Kamigumi Co., Ltd.	16,200	357,132
Mitsubishi Logistics Corp.(a)	10,300	266,239

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2018

Investments	Shares	Value
Nissin Corp.	2,400	$56,014

Total Transportation Infrastructure		679,385
TOTAL COMMON STOCKS (Cost: $131,324,304)		138,373,268
RIGHTS – 0.0%
Japan – 0.0%
SAMTY Co., Ltd., expiring 11/19/18* (Cost $0)	6,500	29,500
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
United States – 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b) (Cost: $6,930,429)(c)	6,930,429	6,930,429
TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $138,254,733)		145,333,197
Other Assets less Liabilities – (3.6)%		(5,110,544)

NET ASSETS – 100.0%		$140,222,653

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,854,885 and the total market value of the collateral held by the Fund was $16,748,790. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,818,361.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2018	491,321,165	JPY	4,355,464	USD	$—	$(29,560)
Bank of America N.A.	10/3/2018	31,098,012	USD	3,441,421,070	JPY	797,552	—
Citibank N.A.	10/2/2018	70,000	USD	7,951,188	JPY	—	(2)
Citibank N.A.	10/3/2018	920,126,853	JPY	8,101,163	USD	219	—
Citibank N.A.	10/3/2018	31,098,012	USD	3,441,421,070	JPY	797,552	—
Citibank N.A.	11/5/2018	8,353,863	USD	946,582,899	JPY	—	(301)
Credit Suisse International	10/3/2018	3,987,082,888	JPY	35,105,039	USD	—	(225)
Credit Suisse International	11/5/2018	36,200,066	USD	4,101,894,638	JPY	—	(1,623)
Goldman Sachs	10/3/2018	3,220,407,068	JPY	28,354,070	USD	442	—
Goldman Sachs	10/3/2018	31,098,012	USD	3,441,290,458	JPY	798,702	—
Goldman Sachs	11/5/2018	29,238,515	USD	3,313,021,982	JPY	—	(898)
Royal Bank of Canada	10/3/2018	3,220,358,866	JPY	28,354,070	USD	18	—
Royal Bank of Canada	11/5/2018	29,238,515	USD	3,312,995,667	JPY	—	(666)
State Street Bank and Trust	10/3/2018	31,098,012	USD	3,441,315,337	JPY	798,483	—
UBS AG	10/3/2018	977,542,082	JPY	8,710,928	USD	—	(104,026)
UBS AG	10/3/2018	3,987,160,119	JPY	35,105,039	USD	455	—
UBS AG	10/3/2018	23,693,725	USD	2,621,942,869	JPY	608,472	—
UBS AG	11/5/2018	36,200,066	USD	4,101,967,038	JPY	—	(2,262)
						$3,801,895	$(139,563)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS – 98.9%
Japan – 98.9%
Air Freight & Logistics – 0.3%
AIT Corp.	30,900	$288,638
Kintetsu World Express, Inc.	50,200	962,588
Konoike Transport Co., Ltd.	53,800	919,363
Maruwa Unyu Kikan Co., Ltd.	22,200	830,655
SBS Holdings, Inc.	20,200	285,434

Total Air Freight & Logistics		3,286,678
Auto Components – 6.6%
Ahresty Corp.	72,800	544,149
Aisan Industry Co., Ltd.	157,900	1,373,467
Daido Metal Co., Ltd.	44,200	364,620
Daikyonishikawa Corp.	105,400	1,218,384
Eagle Industry Co., Ltd.	63,300	824,792
Exedy Corp.	74,025	2,453,705
FCC Co., Ltd.	52,600	1,581,450
Futaba Industrial Co., Ltd.	120,700	885,179
G-Tekt Corp.	78,000	1,291,016
H-One Co., Ltd.	48,000	597,121
IJT Technology Holdings Co., Ltd.	91,900	607,623
Imasen Electric Industrial	74,900	788,005
Kasai Kogyo Co., Ltd.	28,300	295,993
Keihin Corp.	110,821	2,292,815
KYB Corp.	53,440	2,394,767
Musashi Seimitsu Industry Co., Ltd.	65,600	1,070,184
NHK Spring Co., Ltd.	292,700	3,043,348
Nichirin Co., Ltd.	37,700	831,435
Nifco, Inc.	102,972	2,769,551
Nihon Tokushu Toryo Co., Ltd.	34,100	793,170
Nissin Kogyo Co., Ltd.	116,600	1,963,779
NOK Corp.(a)	293,600	5,043,039
Pacific Industrial Co., Ltd.	81,800	1,356,072
Piolax, Inc.	60,400	1,343,227
Press Kogyo Co., Ltd.	112,500	594,269
Riken Corp.	26,100	1,454,532
Sanoh Industrial Co., Ltd.	134,100	942,130
Shoei Co., Ltd.(a)	23,800	1,027,768
Showa Corp.	56,400	866,470
Sumitomo Riko Co., Ltd.	72,300	730,734
T. RAD Co., Ltd.	22,700	623,533
Tachi-S Co., Ltd.	8,800	131,707
Taiho Kogyo Co., Ltd.	45,000	528,899
Tokai Rika Co., Ltd.	206,858	4,370,817
Topre Corp.	51,800	1,310,677
Toyo Tire & Rubber Co., Ltd.(a)	231,500	4,172,034
Toyoda Gosei Co., Ltd.(a)	153,600	3,793,177
Toyota Boshoku Corp.	327,100	6,108,017
TPR Co., Ltd.	25,600	677,272
TS Tech Co., Ltd.	84,000	2,898,974
Unipres Corp.	90,003	1,750,377
Yokohama Rubber Co., Ltd. (The)	263,700	5,685,621
Yorozu Corp.	26,500	409,684

Total Auto Components		73,803,583
Investments	Shares	Value
Banks – 6.5%
77 Bank Ltd. (The)	101,500	$2,414,518
Akita Bank Ltd. (The)	41,600	1,098,004
Aomori Bank Ltd. (The)	15,262	462,220
Awa Bank Ltd. (The)	23,876	740,956
Bank of Nagoya Ltd. (The)(a)	9,969	335,269
Bank of Okinawa Ltd. (The)	17,680	625,731
Bank of Saga Ltd. (The)	51,044	1,051,124
Bank of the Ryukyus Ltd.	79,308	968,439
Chugoku Bank Ltd. (The)	162,000	1,650,165
Chukyo Bank Ltd. (The)	45,200	917,251
Daishi Bank Ltd. (The)	32,055	1,391,303
Ehime Bank Ltd. (The)	102,099	1,121,799
Eighteenth Bank Ltd. (The)	19,405	660,288
FIDEA Holdings Co., Ltd.	694,500	1,045,556
Fukui Bank Ltd. (The)	48,948	1,023,476
Gunma Bank Ltd. (The)	553,100	2,848,646
Hachijuni Bank Ltd. (The)	891,800	4,090,574
Hiroshima Bank Ltd. (The)	411,000	2,782,577
Hokkoku Bank Ltd. (The)	41,162	1,590,890
Hokuetsu Bank Ltd. (The)	60,800	1,290,030
Hokuhoku Financial Group, Inc.	207,700	2,920,253
Hyakugo Bank Ltd. (The)	186,800	754,864
Hyakujushi Bank Ltd. (The)	54,700	1,613,285
Iyo Bank Ltd. (The)	319,200	1,995,263
Jimoto Holdings, Inc.	597,100	977,775
Juroku Bank Ltd. (The)	81,100	2,064,182
Keiyo Bank Ltd. (The)	156,342	1,315,869
Kiyo Bank Ltd. (The)	89,390	1,433,105
Kyushu Financial Group, Inc.	722,100	3,432,971
Miyazaki Bank Ltd. (The)	40,500	1,187,349
Musashino Bank Ltd. (The)	38,900	1,123,317
Nanto Bank Ltd. (The)	61,900	1,570,593
Nishi-Nippon Financial Holdings, Inc.	235,900	2,728,992
North Pacific Bank Ltd.	838,615	2,842,512
Ogaki Kyoritsu Bank Ltd. (The)	77,942	1,996,841
Oita Bank Ltd. (The)	8,800	320,359
San-In Godo Bank Ltd. (The)	286,200	2,514,660
Senshu Ikeda Holdings, Inc.	791,240	2,654,069
Shiga Bank Ltd. (The)	40,185	1,034,466
Shikoku Bank Ltd. (The)	35,100	428,610
Suruga Bank Ltd.(a)	256,700	1,283,670
Tochigi Bank Ltd. (The)	271,343	907,781
Toho Bank Ltd. (The)	428,900	1,589,707
Tokyo Kiraboshi Financial Group, Inc.	62,200	1,325,758
TOMONY Holdings, Inc.	94,377	402,983
Towa Bank Ltd. (The)	41,300	383,966
Yamagata Bank Ltd. (The)(a)	25,100	542,064
Yamaguchi Financial Group, Inc.	220,000	2,397,852
Yamanashi Chuo Bank Ltd. (The)	27,600	496,185

Total Banks		72,348,117
Beverages – 0.5%
Ito En Ltd.	46,500	2,063,301

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Sapporo Holdings Ltd.	58,598	$1,218,029
Takara Holdings, Inc.	166,511	2,448,152

Total Beverages		5,729,482
Building Products – 1.8%
Aica Kogyo Co., Ltd.	78,115	3,156,648
Bunka Shutter Co., Ltd.	38,200	287,547
Central Glass Co., Ltd.	33,186	862,190
Nichias Corp.	89,914	2,339,168
Nichiha Corp.	24,400	645,525
Nihon Flush Co., Ltd.(a)	16,100	338,060
Nitto Boseki Co., Ltd.	29,699	694,724
Noritz Corp.	25,000	396,619
Okabe Co., Ltd.	144,100	1,415,817
Sankyo Tateyama, Inc.(a)	12,000	152,238
Sanwa Holdings Corp.	307,466	3,662,469
Shin Nippon Air Technologies Co., Ltd.	62,900	940,302
Sinko Industries Ltd.	17,900	297,060
Takara Standard Co., Ltd.	100,231	1,755,157
Takasago Thermal Engineering Co., Ltd.	139,572	2,526,390

Total Building Products		19,469,914
Capital Markets – 3.0%
GCA Corp.	43,500	364,973
GMO Financial Holdings, Inc.(a)	255,900	1,933,021
Ichigo, Inc.	440,800	1,653,218
Ichiyoshi Securities Co., Ltd.	102,688	1,067,698
IwaiCosmo Holdings, Inc.	76,000	1,074,579
kabu.com Securities Co., Ltd.	557,700	1,885,432
Kyokuto Securities Co., Ltd.	134,000	1,704,715
Marusan Securities Co., Ltd.(a)	330,000	2,809,438
Matsui Securities Co., Ltd.	704,400	7,404,619
Mito Securities Co., Ltd.	329,200	1,127,427
Monex Group, Inc.(a)	294,894	1,417,547
Okasan Securities Group, Inc.	663,000	3,414,667
Sparx Group Co., Ltd.	406,000	1,061,601
Tokai Tokyo Financial Holdings, Inc.	910,300	5,241,328
Toyo Securities Co., Ltd.	413,000	974,460

Total Capital Markets		33,134,723
Chemicals – 7.4%
Achilles Corp.	38,200	798,741
ADEKA Corp.	113,525	1,948,970
Arakawa Chemical Industries Ltd.	48,900	830,032
Asahi Yukizai Corp.	37,400	889,355
C.I. Takiron Corp.	98,300	537,433
Chugoku Marine Paints Ltd.	112,800	1,133,114
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	34,342	1,118,681
Denka Co., Ltd.	157,900	5,504,987
DIC Corp.	211,700	7,622,952
Fujimi, Inc.	26,400	686,119
Fujimori Kogyo Co., Ltd.	32,800	1,118,986
Fuso Chemical Co., Ltd.(a)	19,600	466,252
JCU Corp.	11,200	270,275
JSP Corp.	21,823	557,559
Investments	Shares	Value
Kaneka Corp.	73,400	$3,392,613
Kanto Denka Kogyo Co., Ltd.	53,900	580,830
KH Neochem Co., Ltd.	49,200	1,916,714
Koatsu Gas Kogyo Co., Ltd.	108,100	920,304
Konishi Co., Ltd.	24,800	390,826
Kumiai Chemical Industry Co., Ltd.	100,824	761,606
Kureha Corp.	21,264	1,593,139
Lintec Corp.	114,665	2,937,669
Moriroku Holdings Co., Ltd.	37,800	1,038,306
Nihon Nohyaku Co., Ltd.(a)	171,100	1,203,582
Nihon Parkerizing Co., Ltd.	90,300	1,221,119
Nippon Kayaku Co., Ltd.(a)	332,700	3,957,192
Nippon Shokubai Co., Ltd.	45,600	3,544,905
Nippon Soda Co., Ltd.	26,618	819,040
Nippon Valqua Industries Ltd.	25,937	728,433
NOF Corp.	110,400	3,727,464
Okamoto Industries, Inc.	24,087	1,316,913
Okura Industrial Co., Ltd.	10,890	221,089
Osaka Organic Chemical Industry Ltd.	48,700	624,694
Osaka Soda Co., Ltd.(a)	34,100	905,150
Riken Technos Corp.	175,400	934,252
Sakai Chemical Industry Co., Ltd.	1,900	46,887
Sakata INX Corp.	49,300	625,446
Sanyo Chemical Industries Ltd.	23,335	1,189,503
Sekisui Plastics Co., Ltd.	70,400	684,259
Shikoku Chemicals Corp.	62,300	864,965
Sumitomo Bakelite Co., Ltd.	43,818	1,971,317
Sumitomo Seika Chemicals Co., Ltd.	18,700	1,050,368
T Hasegawa Co., Ltd.	22,900	474,189
Taiyo Holdings Co., Ltd.	75,491	2,914,364
Takasago International Corp.	31,700	1,160,998
Tayca Corp.	24,500	582,815
Toagosei Co., Ltd.	137,900	1,591,644
Tokuyama Corp.	34,600	941,269
Tokyo Ohka Kogyo Co., Ltd.	39,300	1,166,008
Toyo Ink SC Holdings Co., Ltd.	88,002	2,332,051
Toyobo Co., Ltd.	142,953	2,426,495
Ube Industries Ltd.	169,293	4,605,497
Zeon Corp.	164,300	1,730,007

Total Chemicals		82,577,378
Commercial Services & Supplies – 1.6%
Aeon Delight Co., Ltd.	36,300	1,324,678
Bell System24 Holdings, Inc.	100,400	1,583,984
Daiseki Co., Ltd.	23,707	655,368
Inui Global Logistics Co., Ltd.	67,900	548,771
Kokuyo Co., Ltd.	116,103	2,091,357
Matsuda Sangyo Co., Ltd.	58,500	819,932
Mitsubishi Pencil Co., Ltd.	60,800	1,118,739
Nakamoto Packs Co., Ltd.	45,100	748,060
Nichiban Co., Ltd.	1,600	38,512
Nippon Air Conditioning Services Co., Ltd.	73,800	547,076
Nippon Parking Development Co., Ltd.	430,700	671,162
Okamura Corp.	125,576	1,680,464

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Pilot Corp.	16,700	$1,004,191
Prestige International, Inc.	29,400	352,277
Relia, Inc.	99,300	1,223,929
Sato Holdings Corp.	35,938	1,191,236
Toppan Forms Co., Ltd.	192,900	1,854,530

Total Commercial Services & Supplies		17,454,266
Construction & Engineering – 5.7%
Asanuma Corp.	27,600	896,632
Asunaro Aoki Construction Co., Ltd.	83,300	709,904
COMSYS Holdings Corp.	124,600	3,691,324
Daiho Corp.	29,600	839,125
Fudo Tetra Corp.	49,160	912,783
Hazama Ando Corp.	281,900	2,151,757
Kandenko Co., Ltd.	253,938	2,622,435
Kitano Construction Corp.	12,965	463,427
Kumagai Gumi Co., Ltd.	66,300	1,835,749
Kyowa Exeo Corp.	133,166	3,898,199
Kyudenko Corp.	68,690	2,727,401
Maeda Corp.	161,287	2,129,951
Maeda Road Construction Co., Ltd.	115,194	2,343,737
Matsui Construction Co., Ltd.	92,000	749,219
Meisei Industrial Co., Ltd.	98,700	785,533
Mirait Holdings Corp.(a)	73,200	1,261,836
Nippo Corp.	158,258	2,905,031
Nippon Densetsu Kogyo Co., Ltd.	66,300	1,385,129
Nippon Koei Co., Ltd.	17,000	455,738
Nippon Road Co., Ltd. (The)	10,300	596,681
Nishimatsu Construction Co., Ltd.	85,007	2,152,398
Nittoc Construction Co., Ltd.(a)	178,200	1,157,825
Okumura Corp.	139,570	4,380,570
OSJB Holdings Corp.	91,900	249,198
Penta-Ocean Construction Co., Ltd.	286,593	1,910,031
PS Mitsubishi Construction Co., Ltd.	126,200	653,305
Raito Kogyo Co., Ltd.	67,800	969,978
Shinnihon Corp.	59,400	647,420
SHO-BOND Holdings Co., Ltd.	18,900	1,525,844
Sumitomo Densetsu Co., Ltd.	28,000	460,483
Sumitomo Mitsui Construction Co., Ltd.	221,160	1,487,575
Taihei Dengyo Kaisha Ltd.	27,000	715,499
Taikisha Ltd.	37,065	1,210,645
Tekken Corp.	40,200	1,046,541
Toda Corp.	393,549	2,841,134
Tokyo Energy & Systems, Inc.	74,100	746,317
Tokyu Construction Co., Ltd.	139,800	1,350,184
Toshiba Plant Systems & Services Corp.	96,800	2,069,203
Totetsu Kogyo Co., Ltd.	45,579	1,172,129
Toyo Construction Co., Ltd.	97,200	396,211
Yahagi Construction Co., Ltd.	126,000	962,874
Yokogawa Bridge Holdings Corp.	22,800	477,739
Yurtec Corp.	146,900	1,231,226

Total Construction & Engineering		63,175,920
Construction Materials – 0.4%
Geostr Corp.	144,000	739,112
Investments	Shares	Value
Krosaki Harima Corp.	18,600	$1,434,485
Sumitomo Osaka Cement Co., Ltd.(a)	51,540	2,137,212

Total Construction Materials		4,310,809
Consumer Finance – 0.1%
J Trust Co., Ltd.(a)	86,800	527,288
Containers & Packaging – 0.9%
FP Corp.(a)	29,000	1,764,229
Fuji Seal International, Inc.	34,010	1,205,179
Hokkan Holdings Ltd.	22,000	457,103
Nihon Yamamura Glass Co., Ltd.	46,800	756,480
Pack Corp. (The)	27,800	1,029,176
Rengo Co., Ltd.	228,300	1,947,640
Toyo Seikan Group Holdings Ltd.	119,300	2,475,592

Total Containers & Packaging		9,635,399
Distributors – 0.7%
Arata Corp.	10,000	501,827
Canon Marketing Japan, Inc.	270,900	5,752,615
Doshisha Co., Ltd.	48,200	1,000,621
Happinet Corp.	33,400	587,224

Total Distributors		7,842,287
Diversified Consumer Services – 0.7%
Benesse Holdings, Inc.	162,700	4,633,838
Meiko Network Japan Co., Ltd.(a)	21,186	196,593
Riso Kyoiku Co., Ltd.	61,200	496,777
Studio Alice Co., Ltd.	40,160	829,824
Tokyo Individualized Educational Institute, Inc.(a)	82,200	1,085,531

Total Diversified Consumer Services		7,242,563
Diversified Financial Services – 0.2%
Financial Products Group Co., Ltd.(a)	186,200	1,783,560
Ricoh Leasing Co., Ltd.	24,800	817,678

Total Diversified Financial Services		2,601,238
Diversified Telecommunication Services – 0.0%
Internet Initiative Japan, Inc.	25,200	511,388
Electric Utilities – 0.4%
Hokkaido Electric Power Co., Inc.	31,800	200,456
Okinawa Electric Power Co., Inc. (The)	52,725	1,111,735
Shikoku Electric Power Co., Inc.	261,400	3,412,917

Total Electric Utilities		4,725,108
Electrical Equipment – 2.0%
Chiyoda Integre Co., Ltd.	42,781	886,994
Cosel Co., Ltd.	71,500	816,441
Daihen Corp.	27,000	691,253
Denyo Co., Ltd.	25,300	415,857
Fujikura Ltd.	331,915	1,569,207
Furukawa Electric Co., Ltd.	79,800	2,655,668
GS Yuasa Corp.	76,400	1,881,329
Helios Techno Holding Co., Ltd.(a)	80,800	634,535
Idec Corp.(a)	52,136	1,142,921
Mabuchi Motor Co., Ltd.	101,300	4,089,101
Nippon Carbon Co., Ltd.	16,900	1,170,956

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Nissin Electric Co., Ltd.	194,865	$1,773,917
Nitto Kogyo Corp.	71,900	1,329,946
Sanyo Denki Co., Ltd.	14,000	670,511
Sinfonia Technology Co., Ltd.	27,600	411,625
Takaoka Toko Co., Ltd.	48,400	763,594
Tatsuta Electric Wire and Cable Co., Ltd.	85,600	477,795
Toyo Tanso Co., Ltd.	13,100	388,669

Total Electrical Equipment		21,770,319
Electronic Equipment, Instruments & Components – 5.4%
Ai Holdings Corp.	32,800	760,044
Amano Corp.	89,235	1,865,069
Anritsu Corp.	119,600	1,971,133
Azbil Corp.	168,908	3,676,019
Canon Electronics, Inc.	59,600	1,251,975
Citizen Watch Co., Ltd.	668,700	4,409,529
CMK Corp.(a)	92,600	708,451
CONEXIO Corp.	70,500	1,299,705
Daiwabo Holdings Co., Ltd.	31,639	2,044,550
Dexerials Corp.(a)	119,900	1,219,215
Elematec Corp.	41,477	980,462
ESPEC Corp.	20,800	398,292
Excel Co., Ltd.	26,000	407,906
FTGroup Co., Ltd.	74,700	1,148,270
Hagiwara Electric Holdings Co., Ltd.	29,300	874,473
Hakuto Co., Ltd.	30,034	421,748
Hioki EE Corp.	13,600	444,214
Hochiki Corp.	21,900	321,217
Horiba Ltd.	34,100	1,807,298
Ibiden Co., Ltd.(a)	157,000	2,201,884
Innotech Corp.	32,700	390,955
Iriso Electronics Co., Ltd.	13,500	708,368
Japan Aviation Electronics Industry Ltd.	84,000	1,415,469
Kaga Electronics Co., Ltd.	33,700	701,088
Koa Corp.	40,147	693,122
Kyosan Electric Manufacturing Co., Ltd.	45,300	241,685
Macnica Fuji Electronics Holdings, Inc.	94,000	1,660,941
Marubun Corp.	51,200	373,232
Maruwa Co., Ltd.	4,600	307,382
Nippon Electric Glass Co., Ltd.	192,800	6,068,231
Nippon Signal Co., Ltd.	53,500	547,317
Nissha Co., Ltd.(a)	48,300	942,740
Nohmi Bosai Ltd.	55,291	1,233,989
Oki Electric Industry Co., Ltd.	250,800	3,296,601
Optex Group Co., Ltd.(a)	7,900	156,352
Osaki Electric Co., Ltd.	72,600	559,912
Ryoden Corp.	32,061	485,777
Ryosan Co., Ltd.	60,300	2,192,534
Sanshin Electronics Co., Ltd.	43,400	781,380
Satori Electric Co., Ltd.	39,000	349,879
Shibaura Electronics Co., Ltd.	12,900	603,064
Siix Corp.(a)	24,900	433,615
SMK Corp.	14,300	391,539
Sumida Corp.(a)	75,700	981,031
Investments	Shares	Value
Tachibana Eletech Co., Ltd.	55,600	$953,548
Taiyo Yuden Co., Ltd.(a)	67,700	1,522,259
Tamura Corp.	47,200	295,454
Topcon Corp.	55,300	1,009,748
Tsuzuki Denki Co., Ltd.	48,010	494,534
UKC Holdings Corp.	22,400	516,491
V Technology Co., Ltd.(a)	3,700	555,073
Vitec Holdings Co., Ltd.(a)	32,000	723,758

Total Electronic Equipment, Instruments & Components		59,798,522
Energy Equipment & Services – 0.3%
Modec, Inc.	34,504	1,128,515
Shinko Plantech Co., Ltd.	137,100	1,426,704
Toyo Kanetsu K.K.	24,900	627,186

Total Energy Equipment & Services		3,182,405
Entertainment – 1.9%
Avex, Inc.	65,399	933,325
Capcom Co., Ltd.	115,926	2,942,419
COLOPL, Inc.(a)	230,600	1,496,256
Daiichikosho Co., Ltd.	71,800	3,464,049
DeNA Co., Ltd.	149,000	2,632,768
GungHo Online Entertainment, Inc.(a)	578,700	1,192,198
Koei Tecmo Holdings Co., Ltd.	244,200	4,200,967
Marvelous, Inc.	71,300	584,411
Shochiku Co., Ltd.	5,300	647,656
Toei Animation Co., Ltd.	39,700	1,233,798
Toei Co., Ltd.	10,131	1,219,270

Total Entertainment		20,547,117
Food & Staples Retailing – 2.3%
Ain Holdings, Inc.	14,800	1,194,841
Albis Co., Ltd.	19,200	513,871
Arcs Co., Ltd.	53,894	1,461,404
Axial Retailing, Inc.	37,700	1,347,555
Belc Co., Ltd.	21,200	1,147,863
Cawachi Ltd.	9,500	193,203
Cocokara fine, Inc.	17,600	1,129,586
Create SD Holdings Co., Ltd.	49,100	1,278,671
Heiwado Co., Ltd.	54,163	1,454,392
Inageya Co., Ltd.	53,900	810,505
Kato Sangyo Co., Ltd.	45,016	1,517,905
Kobe Bussan Co., Ltd.	27,200	1,546,965
Life Corp.	19,200	491,896
Ministop Co., Ltd.	36,400	699,254
Mitsubishi Shokuhin Co., Ltd.	79,600	2,126,918
Nihon Chouzai Co., Ltd.	24,500	770,040
Nishimoto Co., Ltd.	18,800	873,918
Okuwa Co., Ltd.	25,000	254,655
Qol Co., Ltd.	48,400	1,059,742
San-A Co., Ltd.	15,800	706,643
Shoei Foods Corp.(a)	8,200	302,848
Sogo Medical Co., Ltd.	30,400	670,775
United Super Markets Holdings, Inc.	111,700	1,390,534
Valor Holdings Co., Ltd.	40,991	948,403

See Notes to Financial Statements.

124	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Yaoko Co., Ltd.	30,100	$1,841,748
Yokohama Reito Co., Ltd.(a)	28,500	231,091

Total Food & Staples Retailing		25,965,226
Food Products – 3.3%
Ariake Japan Co., Ltd.	19,528	1,947,900
Chubu Shiryo Co., Ltd.	29,100	399,922
DyDo Group Holdings, Inc.(a)	15,600	781,476
Ezaki Glico Co., Ltd.	41,200	2,024,000
Feed One Co., Ltd.	209,500	391,020
Fuji Oil Holdings, Inc.	80,200	2,527,763
Fujicco Co., Ltd.	33,200	686,594
Hokuto Corp.	40,791	697,058
Itoham Yonekyu Holdings, Inc.	353,700	2,441,351
J-Oil Mills, Inc.	37,200	1,275,644
Kagome Co., Ltd.	55,600	1,605,564
Kameda Seika Co., Ltd.	19,600	923,185
Kenko Mayonnaise Co., Ltd.	17,600	440,988
Kewpie Corp.	136,800	3,167,531
Kotobuki Spirits Co., Ltd.	3,500	164,854
Marudai Food Co., Ltd.	12,600	244,490
Maruha Nichiro Corp.	38,032	1,402,950
Megmilk Snow Brand Co., Ltd.	46,300	1,189,855
Mitsui Sugar Co., Ltd.	43,598	1,251,305
Morinaga & Co., Ltd.	33,587	1,255,243
Morinaga Milk Industry Co., Ltd.	32,282	876,788
Nippon Flour Mills Co., Ltd.	109,083	1,923,610
Nippon Suisan Kaisha Ltd.	306,600	1,997,482
Nisshin Oillio Group Ltd. (The)	34,900	1,024,708
Prima Meat Packers Ltd.(a)	51,600	1,217,939
Rock Field Co., Ltd.	51,300	849,543
S Foods, Inc.	19,100	825,646
Sakata Seed Corp.	22,800	820,989
Showa Sangyo Co., Ltd.	41,300	1,064,997
Starzen Co., Ltd.	19,100	823,124

Total Food Products		36,243,519
Gas Utilities – 0.7%
Hokkaido Gas Co., Ltd.	61,400	840,578
Nippon Gas Co., Ltd.	27,800	1,387,736
Saibu Gas Co., Ltd.	58,000	1,378,703
Shizuoka Gas Co., Ltd.	73,692	653,324
Toho Gas Co., Ltd.	98,500	3,741,933

Total Gas Utilities		8,002,274
Health Care Equipment & Supplies – 1.4%
Daiken Medical Co., Ltd.	135,100	1,005,058
Eiken Chemical Co., Ltd.	32,570	757,295
Hogy Medical Co., Ltd.	36,000	1,242,418
Jeol Ltd.	27,500	597,042
Mani, Inc.	25,000	1,219,351
Menicon Co., Ltd.	10,500	256,156
Nagaileben Co., Ltd.	40,326	964,259
Nakanishi, Inc.	81,300	1,692,065
Nihon Kohden Corp.	74,000	2,345,380
Investments	Shares	Value
Nikkiso Co., Ltd.	64,000	$837,857
Nipro Corp.	214,700	2,937,393
Paramount Bed Holdings Co., Ltd.	27,321	1,346,988

Total Health Care Equipment & Supplies		15,201,262
Health Care Providers & Services – 1.5%
As One Corp.	25,000	1,868,645
BML, Inc.	51,500	1,568,781
Japan Lifeline Co., Ltd.(a)	58,600	1,241,287
Miraca Holdings, Inc.	131,100	3,410,666
NichiiGakkan Co., Ltd.(a)	91,700	776,647
Ship Healthcare Holdings, Inc.	52,507	2,031,679
Solasto Corp.	111,300	1,449,247
Toho Holdings Co., Ltd.	73,500	1,950,984
Tokai Corp.	36,300	836,033
Vital KSK Holdings, Inc.	112,100	1,264,252
WIN-Partners Co., Ltd.	54,200	616,988

Total Health Care Providers & Services		17,015,209
Health Care Technology – 0.0%
EM Systems Co., Ltd.	44,400	488,230
Hotels, Restaurants & Leisure – 2.4%
Aeon Fantasy Co., Ltd.	1,600	59,656
Create Restaurants Holdings, Inc.	60,300	704,478
Doutor Nichires Holdings Co., Ltd.	28,253	524,839
Fuji Kyuko Co., Ltd.	26,201	856,950
Hiday Hidaka Corp.	42,680	858,973
HIS Co., Ltd.	23,200	776,159
Ichibanya Co., Ltd.	39,836	1,585,233
KOMEDA Holdings Co., Ltd.	84,600	1,711,589
Koshidaka Holdings Co., Ltd.	24,700	283,566
Kyoritsu Maintenance Co., Ltd.(a)	15,500	655,698
MOS Food Services, Inc.(a)	9,500	247,902
Ohsho Food Service Corp.	31,400	2,192,208
Plenus Co., Ltd.(a)	118,368	1,929,987
Resorttrust, Inc.	138,308	2,280,679
Round One Corp.	86,237	1,142,639
Royal Holdings Co., Ltd.	39,000	1,017,705
Saizeriya Co., Ltd.	17,300	338,278
SFP Holdings Co., Ltd.	8,700	138,713
Shidax Corp.	206,300	688,363
Skylark Holdings Co., Ltd.(a)	314,400	4,652,959
St. Marc Holdings Co., Ltd.	15,500	361,896
Tokyo Dome Corp.	78,900	691,161
Tokyotokeiba Co., Ltd.	21,142	814,335
Toridoll Holdings Corp.(a)	21,200	461,385
Yoshinoya Holdings Co., Ltd.(a)	54,400	863,044
Zensho Holdings Co., Ltd.(a)	66,500	1,312,612

Total Hotels, Restaurants & Leisure		27,151,007
Household Durables – 2.0%
Clarion Co., Ltd.	17,200	265,303
Cleanup Corp.	13,400	97,682
ES-Con Japan Ltd.(a)	113,400	797,699
FJ Next Co., Ltd.	79,700	632,211

See Notes to Financial Statements.

WisdomTree Trust	125

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Foster Electric Co., Ltd.	64,200	$809,954
France Bed Holdings Co., Ltd.	33,400	287,878
Fuji Corp., Ltd.	110,700	872,267
Fujitsu General Ltd.(a)	126,000	2,115,438
Hoosiers Holdings(a)	73,800	441,169
JVC Kenwood Corp.	123,200	346,003
Ki-Star Real Estate Co., Ltd.	20,300	426,070
LEC, Inc.	19,600	509,046
Misawa Homes Co., Ltd.	48,700	380,733
Nihon House Holdings Co., Ltd.(a)	94,700	532,758
Nissei Build Kogyo Co., Ltd.	37,800	364,738
Pressance Corp.	75,200	961,972
Sanei Architecture Planning Co., Ltd.(a)	9,600	148,414
Sangetsu Corp.	129,200	2,536,567
Starts Corp., Inc.	59,600	1,315,466
Sumitomo Forestry Co., Ltd.	313,100	5,444,139
Tama Home Co., Ltd.	70,800	701,237
Tamron Co., Ltd.	31,966	681,056
Toa Corp.	63,352	740,134
Zojirushi Corp.(a)	66,600	942,257

Total Household Durables		22,350,191
Household Products – 0.1%
Earth Corp.	24,000	1,153,673
ST Corp.	4,000	74,306

Total Household Products		1,227,979
Independent Power & Renewable Electricity Producers – 0.0%
eRex Co., Ltd.(a)	33,500	308,500
West Holdings Corp.	14,700	99,264

Total Independent Power & Renewable Electricity Producers		407,764
Industrial Conglomerates – 0.5%
Mie Kotsu Group Holdings, Inc.(a)	193,100	953,727
Nisshinbo Holdings, Inc.	221,400	2,637,269
TOKAI Holdings Corp.	161,000	1,615,883

Total Industrial Conglomerates		5,206,879
Interactive Media & Services – 0.7%
COOKPAD, Inc.	69,800	280,220
Dip Corp.	47,300	1,145,178
Gurunavi, Inc.	139,000	1,131,972
Mixi, Inc.	208,200	4,996,727
MTI Ltd.	24,600	136,227

Total Interactive Media & Services		7,690,324
Internet & Catalog Retail – 0.2%
ASKUL Corp.(a)	24,365	731,476
Belluna Co., Ltd.	84,084	993,447

Total Internet & Catalog Retail		1,724,923
IT Services – 2.1%
Digital Garage, Inc.	21,400	697,099
DTS Corp.	30,491	1,214,701
Future Corp.	73,000	1,186,407
GMO Internet, Inc.(a)	64,572	1,126,748
Infocom Corp.	28,900	954,131
Investments	Shares	Value
Information Services International-Dentsu Ltd.	32,600	$1,212,616
Kanematsu Electronics Ltd.	55,300	1,886,583
LAC Co., Ltd.	36,200	696,368
NEC Networks & System Integration Corp.	75,579	1,752,653
NET One Systems Co., Ltd.	107,458	2,580,846
Nihon Unisys Ltd.	121,000	3,123,406
NS Solutions Corp.	115,480	3,731,229
NSD Co., Ltd.	81,600	1,812,535
Transcosmos, Inc.	41,800	1,058,018

Total IT Services		23,033,340
Leisure Products – 1.4%
Daikoku Denki Co., Ltd.(a)	44,900	702,050
Fields Corp.(a)	99,600	831,279
Furyu Corp.	17,600	149,372
GLOBERIDE, Inc.	2,000	55,201
Heiwa Corp.	192,700	4,298,999
Mizuno Corp.	31,223	785,626
Sankyo Co., Ltd.	206,500	8,081,106
Tomy Co., Ltd.	87,900	904,654

Total Leisure Products		15,808,287
Life Sciences Tools & Services – 0.1%
EPS Holdings, Inc.	31,800	678,079
Machinery – 6.4%
Aichi Corp.	212,300	1,156,963
Aida Engineering Ltd.	86,800	776,412
Alinco, Inc.	15,200	146,266
Anest Iwata Corp.	85,600	854,606
Bando Chemical Industries Ltd.	48,493	577,211
CKD Corp.	69,041	886,224
DMG Mori Co., Ltd.	182,800	3,054,579
Ebara Corp.	66,100	2,281,217
Fujitec Co., Ltd.	165,861	2,223,941
Fukushima Industries Corp.	15,500	791,478
Furukawa Co., Ltd.(a)	91,900	1,355,219
Giken Ltd.(a)	50,200	1,332,509
Glory Ltd.	117,000	2,860,492
Hirata Corp.(a)	10,400	748,972
Hitachi Zosen Corp.	184,400	771,141
Hokuetsu Industries Co., Ltd.	41,118	492,685
Hosokawa Micron Corp.	10,900	594,973
Japan Steel Works Ltd. (The)	51,604	1,256,651
Juki Corp.	40,700	504,876
Kato Works Co., Ltd.	30,700	947,339
Kito Corp.	26,400	486,466
Kitz Corp.	113,589	982,035
Kurita Water Industries Ltd.	127,400	3,712,585
Kyokuto Kaihatsu Kogyo Co., Ltd.	25,380	402,201
Makino Milling Machine Co., Ltd.	32,316	1,379,853
Max Co., Ltd.	48,800	729,089
Meidensha Corp.	73,400	1,201,954
METAWATER Co., Ltd.	21,200	609,394
Mitsubishi Logisnext Co., Ltd.	73,300	956,382
Mitsuboshi Belting Ltd.	52,546	1,387,842

See Notes to Financial Statements.

126	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Miura Co., Ltd.	78,900	$2,445,112
Morita Holdings Corp.	52,805	1,195,708
Nachi-Fujikoshi Corp.	20,600	1,013,813
Nippon Thompson Co., Ltd.	28,500	189,440
Nissei ASB Machine Co., Ltd.(a)	14,600	611,841
Nitta Corp.	20,400	777,673
Nitto Kohki Co., Ltd.	51,400	1,193,760
Noritake Co., Ltd.	19,600	1,237,241
NS Tool Co., Ltd.	20,700	537,433
NTN Corp.(a)	1,031,900	4,224,444
Obara Group, Inc.	15,579	751,621
Oiles Corp.	21,600	465,336
OKUMA Corp.(a)	27,470	1,526,044
Organo Corp.	26,800	746,771
OSG Corp.	90,300	2,056,663
Rheon Automatic Machinery Co., Ltd.	14,900	266,950
Ryobi Ltd.	43,500	1,713,805
Shibuya Corp.	12,700	473,518
Shima Seiki Manufacturing Ltd.(a)	17,200	760,171
Shinmaywa Industries Ltd.	107,685	1,460,007
Sodick Co., Ltd.	55,200	501,531
Star Micronics Co., Ltd.(a)	54,234	964,499
Tadano Ltd.	110,500	1,285,121
Takeuchi Manufacturing Co., Ltd.	24,000	647,621
Takuma Co., Ltd.	40,100	532,737
Tocalo Co., Ltd.	72,500	746,798
Toshiba Machine Co., Ltd.(a)	37,761	844,752
Tsubaki Nakashima Co., Ltd.(a)	60,200	1,240,729
Tsubakimoto Chain Co.	70,446	3,262,260
Tsugami Corp.(a)	45,000	445,701
Union Tool Co.	15,100	564,995
YAMABIKO Corp.	43,400	537,986
Yushin Precision Equipment Co., Ltd.(a)	22,900	250,401

Total Machinery		70,934,037
Marine – 0.6%
Iino Kaiun Kaisha Ltd.	101,300	519,053
Japan Transcity Corp.	163,900	746,016
Mitsui OSK Lines Ltd.	57,600	1,681,067
Nippon Yusen K.K.(a)	134,200	2,524,853
NS United Kaiun Kaisha Ltd.	68,200	1,571,929

Total Marine		7,042,918
Media – 0.8%
AOI TYO Holdings, Inc.	48,500	613,162
Asahi Broadcasting Group Holdings Corp.	62,600	443,659
F@N Communications, Inc.	67,700	414,836
Intage Holdings, Inc.	77,400	708,685
Kadokawa Dwango	37,400	409,281
SKY Perfect JSAT Holdings, Inc.	684,600	3,302,908
Tv Tokyo Holdings Corp.	36,800	912,022
Wowow, Inc.	32,800	1,052,569
Zenrin Co., Ltd.	49,880	1,545,782

Total Media		9,402,904
Investments	Shares	Value
Metals & Mining – 3.9%
Aichi Steel Corp.	45,700	$1,744,152
Asahi Holdings, Inc.	61,100	1,117,804
Daido Steel Co., Ltd.(a)	68,400	3,324,101
Dowa Holdings Co., Ltd.	103,100	3,276,762
Godo Steel Ltd.	46,900	966,202
Hakudo Co., Ltd.	9,498	165,819
Kobe Steel Ltd.	620,600	5,518,387
Kurimoto Ltd.	51,600	850,422
Kyoei Steel Ltd.(a)	59,814	1,166,948
Maruichi Steel Tube Ltd.	143,300	4,674,266
Mitsubishi Materials Corp.	229,000	6,844,698
Mitsui Mining & Smelting Co., Ltd.	50,600	1,465,634
Nippon Light Metal Holdings Co., Ltd.	1,198,100	2,679,204
Nippon Yakin Kogyo Co., Ltd.	113,300	329,172
Nisshin Steel Co., Ltd.	143,800	2,157,285
OSAKA Titanium Technologies Co., Ltd.(a)	34,600	555,013
Sanyo Special Steel Co., Ltd.(a)	28,800	703,107
Toho Titanium Co., Ltd.(a)	62,500	752,740
Toho Zinc Co., Ltd.	29,196	1,159,255
Tokyo Rope Manufacturing Co., Ltd.(a)	18,000	235,489
Tokyo Steel Manufacturing Co., Ltd.(a)	63,400	464,399
Topy Industries Ltd.	23,500	692,059
UACJ Corp.(a)	80,163	1,920,355

Total Metals & Mining		42,763,273
Multiline Retail – 0.7%
Fuji Co., Ltd.	41,600	818,925
H2O Retailing Corp.	153,900	2,533,724
MrMax Holdings Ltd.	124,400	671,367
Parco Co., Ltd.	74,100	828,516
Seria Co., Ltd.(a)	32,700	1,157,318
Takashimaya Co., Ltd.	121,500	2,052,723

Total Multiline Retail		8,062,573
Oil, Gas & Consumable Fuels – 1.0%
BP Castrol K.K.(a)	51,700	745,562
Cosmo Energy Holdings Co., Ltd.	84,300	3,465,959
Fuji Oil Co., Ltd.	156,300	661,886
Itochu Enex Co., Ltd.	231,481	2,341,609
Nippon Coke & Engineering Co., Ltd.	701,200	703,762
Sala Corp.	154,900	960,070
San-Ai Oil Co., Ltd.	73,416	900,370
Sinanen Holdings Co., Ltd.	40,500	1,039,376

Total Oil, Gas & Consumable Fuels		10,818,594
Paper & Forest Products – 0.7%
Daiken Corp.	25,000	498,305
Daio Paper Corp.(a)	73,978	1,057,712
Hokuetsu Corp.	307,432	1,675,401
Nippon Paper Industries Co., Ltd.	263,200	4,845,281

Total Paper & Forest Products		8,076,699
Personal Products – 0.7%
Ci:z Holdings Co., Ltd.	31,800	1,177,259
Fancl Corp.	44,500	2,186,116

See Notes to Financial Statements.

WisdomTree Trust	127

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Mandom Corp.	38,806	$1,233,347
Milbon Co., Ltd.	29,200	1,339,367
Noevir Holdings Co., Ltd.	43,400	2,365,154

Total Personal Products		8,301,243
Pharmaceuticals – 1.7%
Fuji Pharma Co., Ltd.	30,900	487,501
JCR Pharmaceuticals Co., Ltd.	10,800	613,285
Kaken Pharmaceutical Co., Ltd.	72,900	3,876,533
KYORIN Holdings, Inc.(a)	100,485	2,075,431
Mochida Pharmaceutical Co., Ltd.	21,811	1,803,101
Nichi-iko Pharmaceutical Co., Ltd.	69,300	1,029,875
Sawai Pharmaceutical Co., Ltd.(a)	70,724	3,816,861
Seikagaku Corp.	40,900	622,583
Torii Pharmaceutical Co., Ltd.	15,500	373,223
Towa Pharmaceutical Co., Ltd.	9,900	733,882
Tsumura & Co.	67,900	2,343,338
ZERIA Pharmaceutical Co., Ltd.	61,400	1,358,979

Total Pharmaceuticals		19,134,592
Professional Services – 1.7%
Altech Corp.	45,800	1,031,442
BayCurrent Consulting, Inc.	700	19,505
Benefit One, Inc.	48,400	1,580,878
en-japan, Inc.	17,300	868,160
FULLCAST Holdings Co., Ltd.	36,100	835,241
Funai Soken Holdings, Inc.	50,710	1,150,948
IR Japan Holdings Ltd.	21,700	346,940
JAC Recruitment Co., Ltd.(a)	60,900	1,395,631
Link And Motivation, Inc.(a)	25,800	321,407
Meitec Corp.	52,400	2,523,467
Nomura Co., Ltd.	51,600	1,065,753
Outsourcing, Inc.(a)	45,400	666,301
Quick Co., Ltd.	36,800	692,683
Tanseisha Co., Ltd.	71,100	745,522
TechnoPro Holdings, Inc.	37,200	2,308,932
Trust Tech, Inc.	15,600	608,425
Weathernews, Inc.	6,300	197,733
World Holdings Co., Ltd.	16,200	489,202
YAMADA Consulting Group Co., Ltd.	16,100	376,189
Yumeshin Holdings Co., Ltd.	124,100	1,242,256

Total Professional Services		18,466,615
Real Estate Management & Development – 2.6%
Airport Facilities Co., Ltd.	70,219	403,689
Daibiru Corp.	148,200	1,563,090
Daikyo, Inc.	134,500	2,737,721
Goldcrest Co., Ltd.	34,800	569,251
Heiwa Real Estate Co., Ltd.	31,868	563,936
Japan Property Management Center Co., Ltd.	48,000	565,004
Katitas Co., Ltd.(a)	12,400	378,272
Keihanshin Building Co., Ltd.	113,300	862,830
Kenedix, Inc.	97,400	556,522
Leopalace21 Corp.	542,500	3,023,309
Nippon Commercial Development Co., Ltd.	27,800	447,649
Investments	Shares	Value
Nisshin Fudosan Co.	88,400	$461,515
NTT Urban Development Corp.	293,100	3,359,741
Open House Co., Ltd.	45,900	2,262,975
Prospect Co., Ltd.	2,689,000	1,017,978
Raysum Co., Ltd.	76,900	1,081,888
SAMTY Co., Ltd.(a)	35,700	517,341
Shinoken Group Co., Ltd.	30,800	326,480
Star Mica Co., Ltd.(a)	15,200	236,728
Sun Frontier Fudousan Co., Ltd.	59,400	679,843
Takara Leben Co., Ltd.	304,900	920,726
Tateru, Inc.(a)	12,400	80,567
TOC Co., Ltd.	60,700	430,728
Tokyo Tatemono Co., Ltd.	273,100	3,332,452
Tosei Corp.	93,500	967,227
Unizo Holdings Co., Ltd.	71,800	1,384,355

Total Real Estate Management & Development		28,731,817
Road & Rail – 1.9%
Fukuyama Transporting Co., Ltd.	36,011	1,558,252
Hitachi Transport System Ltd.	88,700	2,491,113
Ichinen Holdings Co., Ltd.	26,400	346,778
Maruzen Showa Unyu Co., Ltd.	43,400	1,118,386
Nankai Electric Railway Co., Ltd.	70,700	1,777,070
Nikkon Holdings Co., Ltd.	95,560	2,478,494
Nishi-Nippon Railroad Co., Ltd.	65,800	1,781,353
Sakai Moving Service Co., Ltd.(a)	10,700	609,491
Sankyu, Inc.	53,906	3,027,867
Senko Group Holdings Co., Ltd.	269,156	2,241,683
Sotetsu Holdings, Inc.	96,700	3,235,110

Total Road & Rail		20,665,597
Semiconductors & Semiconductor Equipment – 1.0%
Ferrotec Holdings Corp.(a)	22,900	222,175
Japan Material Co., Ltd.	32,400	435,005
Lasertec Corp.	51,400	1,712,805
MegaChips Corp.(a)	16,500	347,185
Mimasu Semiconductor Industry Co., Ltd.	16,927	271,225
Mitsui High-Tec, Inc.(a)	40,800	574,365
NuFlare Technology, Inc.	16,300	845,244
Optorun Co., Ltd.(a)	25,600	655,185
Sanken Electric Co., Ltd.	21,600	565,934
Shindengen Electric Manufacturing Co., Ltd.	15,100	721,865
Shinko Electric Industries Co., Ltd.	232,053	1,953,098
Tokyo Seimitsu Co., Ltd.	45,300	1,177,317
Ulvac, Inc.	37,300	1,400,577
Yamaichi Electronics Co., Ltd.(a)	38,800	536,645

Total Semiconductors & Semiconductor Equipment		11,418,625
Software – 0.7%
Broadleaf Co., Ltd.	153,300	1,106,713
Computer Engineering & Consulting Ltd.	34,700	847,757
Cresco Ltd.(a)	22,300	668,499
Fuji Soft, Inc.	25,900	1,311,133
Fukui Computer Holdings, Inc.	32,500	629,199
Infomart Corp.(a)	63,000	820,883

See Notes to Financial Statements.

128	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
Miroku Jyoho Service Co., Ltd.	13,100	$293,520
SRA Holdings	19,900	609,693
Systena Corp.	92,100	1,259,245

Total Software		7,546,642
Specialty Retail – 4.2%
Adastria Co., Ltd.(a)	111,500	1,490,135
Alpen Co., Ltd.	62,300	1,105,203
AOKI Holdings, Inc.	183,154	2,504,188
Aoyama Trading Co., Ltd.	167,000	5,131,223
Arcland Sakamoto Co., Ltd.	32,316	439,852
Autobacs Seven Co., Ltd.(a)	138,000	2,369,151
Bic Camera, Inc.	90,800	1,263,054
Chiyoda Co., Ltd.	55,291	1,089,416
DCM Holdings Co., Ltd.	273,045	2,483,211
EDION Corp.	140,239	1,569,254
Geo Holdings Corp.(a)	72,900	1,103,272
Gfoot Co., Ltd.(a)	72,839	490,574
IDOM, Inc.(a)	63,460	215,100
JINS, Inc.(a)	11,400	608,214
Joshin Denki Co., Ltd.	17,800	524,981
K’s Holdings Corp.	340,796	4,125,496
Keiyo Co., Ltd.(a)	183,400	888,057
Kohnan Shoji Co., Ltd.	59,300	1,499,402
Komeri Co., Ltd.	64,337	1,503,849
LIXIL VIVA Corp.	91,600	1,418,536
Nishimatsuya Chain Co., Ltd.	51,400	516,783
Nojima Corp.	24,200	530,297
PAL GROUP Holdings Co., Ltd.	41,700	1,048,512
Right On Co., Ltd.	43,300	408,278
Sac’s Bar Holdings, Inc.	101,500	845,349
Sanrio Co., Ltd.(a)	131,242	2,661,006
Shimachu Co., Ltd.	88,264	2,851,863
T-Gaia Corp.	107,800	2,813,040
United Arrows Ltd.	25,629	1,092,084
VT Holdings Co., Ltd.(a)	314,300	1,389,080
Xebio Holdings Co., Ltd.	40,600	592,281
Yellow Hat Ltd.	21,000	562,046

Total Specialty Retail		47,132,787
Technology Hardware, Storage & Peripherals – 0.7%
Elecom Co., Ltd.	46,600	1,182,385
Maxell Holdings Ltd.	96,000	1,504,424
MCJ Co., Ltd.	117,500	1,035,502
Riso Kagaku Corp.	88,300	2,133,162
Roland DG Corp.	2,800	67,716
Toshiba TEC Corp.	54,400	1,585,280
Wacom Co., Ltd.	88,011	375,026

Total Technology Hardware, Storage & Peripherals		7,883,495
Textiles, Apparel & Luxury Goods – 1.6%
Asics Corp.	267,900	3,995,445
Baroque Japan Ltd.	132,300	1,261,442
Descente Ltd.	61,853	1,297,669
Fujibo Holdings, Inc.	18,200	560,012
Investments	Shares	Value
Goldwin, Inc.(a)	9,800	$677,290
Gunze Ltd.	21,583	1,086,893
Japan Wool Textile Co., Ltd. (The)	116,225	961,848
Kurabo Industries Ltd.	23,677	643,063
Onward Holdings Co., Ltd.	249,733	1,673,168
Seiko Holdings Corp.(a)	61,200	1,724,171
Seiren Co., Ltd.	40,711	690,315
Wacoal Holdings Corp.	83,600	2,399,402
Yondoshi Holdings, Inc.	26,200	548,750

Total Textiles, Apparel & Luxury Goods		17,519,468
Thrifts & Mortgage Finance – 0.0%
Aruhi Corp.	20,900	434,431
Trading Companies & Distributors – 2.5%
Advan Co., Ltd.	136,800	1,186,319
Alconix Corp.(a)	34,300	489,202
Daiichi Jitsugyo Co., Ltd.	19,200	660,932
Gecoss Corp.	108,100	1,162,038
Hanwa Co., Ltd.	60,222	2,004,130
Inaba Denki Sangyo Co., Ltd.	37,394	1,652,664
Inabata & Co., Ltd.	70,341	1,081,883
Iwatani Corp.	28,733	1,023,242
Japan Pulp & Paper Co., Ltd.	25,857	1,084,726
Kamei Corp.	49,000	691,526
Kanamoto Co., Ltd.	24,828	880,898
Kanematsu Corp.	150,700	2,268,759
Nagase & Co., Ltd.	133,204	2,340,760
Nippon Steel & Sumikin Bussan Corp.	58,200	2,920,632
Nishio Rent All Co., Ltd.	19,200	641,493
Onoken Co., Ltd.	32,400	520,009
Sanyo Trading Co., Ltd.	11,600	217,222
Sato Shoji Corp.	78,900	858,568
Seika Corp.	17,900	316,286
Shinsho Corp.	24,800	694,317
Trusco Nakayama Corp.	36,500	1,010,631
Wakita & Co., Ltd.	37,000	458,001
Yamazen Corp.	114,706	1,368,373
Yuasa Trading Co., Ltd.	53,400	1,918,141

Total Trading Companies & Distributors		27,450,752
Transportation Infrastructure – 0.4%
Kamigumi Co., Ltd.	124,600	2,746,828
Mitsubishi Logistics Corp.(a)	39,900	1,031,354
Nissin Corp.	44,200	1,031,599

Total Transportation Infrastructure		4,809,781
TOTAL COMMON STOCKS (Cost: $1,018,939,863)		1,098,465,840
RIGHTS – 0.0%
Japan – 0.0%
SAMTY Co., Ltd., expiring 11/19/18* (Cost $0)	39,700	180,176

See Notes to Financial Statements.

WisdomTree Trust	129

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $3,587,870)	66,625	$3,860,919
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
United States – 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $50,028,488)(d)	50,028,488	50,028,488
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $1,072,556,221)		1,152,535,423
Other Assets less Liabilities – (3.7)%		(41,631,418)

NET ASSETS – 100.0%		$1,110,904,005
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $107,382,930. The Fund also had securities on loan having a total market value of $264,817 that were sold and pending settlement. The total market value of the collateral held by the Fund was $113,008,171. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $62,979,683.

See Notes to Financial Statements.

130	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2018

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$36,621,878	$5,076,080,715	$177,568,988	$72,927,863	$1,043,754,162

Investment in affiliates, at cost (Note 3)	—	—	—	—	1,836,006

Foreign currency, at cost	9,120	7,668,771	684,854	50,587	—
Investments in securities, at value[1,2] (Note 2)	38,079,495	5,085,667,181	187,494,115	75,118,391	1,001,448,714

Investment in affiliates, at value (Note 3)	—	—	—	—	1,846,713

Cash	2,543	1,235,003	1,244	7,207	—

Foreign currency, at value	9,120	7,564,952	682,638	50,459	—

Unrealized appreciation on foreign currency contracts	—	30,902,726	713,764	98	—

Receivables:

Investment securities sold[3]	—	—	3,021,431	291,727	12,655,166

Dividends	194,727	61,765	61,448	83,308	1,585,904

Securities lending income	2,583	108,972	21,847	990	220,375

Foreign tax reclaims	—	19,232,932	257,718	148,008	1,333,851
Total Assets	38,288,468	5,144,773,531	192,254,205	75,700,188	1,019,090,723
LIABILITIES:

Due to custodian	—	—	—	—	8,575,020

Foreign currency due to custodian, at value	—	—	—	—	3,708,720

Unrealized depreciation on foreign currency contracts	20	9,826,873	43,236	51	—

Payables:

Cash collateral received for securities loaned (Note 2)	2,248,948	18,364,384	7,132,699	631,916	65,307,667

Investment securities purchased	—	15,825,095	1,272,234	327,074	15,073

Capital shares redeemed	—	—	3,036,722	—	—

Advisory fees (Note 3)	17,199	2,459,682	88,902	35,793	456,616

Service fees (Note 2)	131	18,660	675	273	3,477
Total Liabilities	2,266,298	46,494,694	11,574,468	995,107	78,066,573
NET ASSETS	$36,022,170	$5,098,278,837	$180,679,737	$74,705,081	$941,024,150
NET ASSETS:

Paid-in capital	$47,577,871	$6,812,899,973	$187,009,767	$75,813,007	$1,047,313,084

Undistributed (Distributions in excess of) net investment income	33,379	6,088,183	775,656	57,559	(1,320,623)

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(13,047,076)	(1,751,606,220)	(17,702,975)	(3,354,934)	(62,702,603)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,457,996	30,896,901	10,597,289	2,189,449	(42,265,708)
NET ASSETS	$36,022,170	$5,098,278,837	$180,679,737	$74,705,081	$941,024,150
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	80,500,000	5,950,000	2,900,000	14,800,000
Net asset value per share	$55.42	$63.33	$30.37	$25.76	$63.58
[1] Includes market value of securities out on loan of:	$2,341,922	$29,679,896	$9,721,666	$563,360	$84,352,918
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	$37,751	—

See Notes to Financial Statements.

WisdomTree Trust	131

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2018

	WisdomTree Germany Hedged Equity Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$72,996,500	$194,438,977	$806,500,740	$476,996,913	$308,889,457

Investment in affiliates, at cost (Note 3)	—	199,996	98,629	—	—

Foreign currency, at cost	97,770	99,802	59,667	317,525	84,533
Investments in securities, at value[1,2] (Note 2)	72,524,595	184,371,452	899,821,401	500,027,138	312,947,302

Investment in affiliates, at value (Note 3)	—	209,415	100,266	—	—

Cash	9,897	6,128	—	133,635	—

Foreign currency, at value	97,839	99,297	59,576	316,279	84,253

Unrealized appreciation on foreign currency contracts	285,158	24	—	3,466,918	1

Receivables:

Investment securities sold[3]	—	2,117,109	406,360	—	181,547

Dividends	22,729	456,970	2,563,902	1,747,976	810,804

Securities lending income	—	3,912	14,684	21,105	7,400

Foreign tax reclaims	803,753	538,256	1,457,462	1,432,115	619,820
Total Assets	73,743,971	187,802,563	904,423,651	507,145,166	314,651,127
LIABILITIES:

Due to custodian	—	—	351,610	—	160,254

Unrealized depreciation on foreign currency contracts	2,228	128	—	1,297,588	48

Payables:

Cash collateral received for securities loaned (Note 2)	—	—	8,060,295	4,648,564	3,785,142

Investment securities purchased	217,941	—	—	—	7,799

Capital shares redeemed	—	2,109,136	—	—	—

Advisory fees (Note 3)	29,056	88,543	350,434	236,941	147,715

Service fees (Note 2)	266	676	3,215	1,798	1,123
Total Liabilities	249,491	2,198,483	8,765,554	6,184,891	4,102,081
NET ASSETS	$73,494,480	$185,604,080	$895,658,097	$500,960,275	$310,549,046
NET ASSETS:

Paid-in capital	$103,020,954	$219,174,471	$850,472,092	$460,424,479	$345,118,071

Undistributed net investment income	159,105	335,749	1,936,551	3,571,825	480,364

Accumulated net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(29,512,044)	(23,845,278)	(50,064,808)	11,756,773	(39,102,609)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(173,535)	(10,060,862)	93,314,262	25,207,198	4,053,220
NET ASSETS	$73,494,480	$185,604,080	$895,658,097	$500,960,275	$310,549,046
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,450,000	4,400,000	16,800,000	15,600,000	7,400,000
Net asset value per share	$30.00	$42.18	$53.31	$32.11	$41.97
[1] Includes market value of securities out on loan of:	—	$5,913,322	$17,522,567	$7,711,246	$7,905,764
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$27,420	$121,989	—	$73,101

See Notes to Financial Statements.

132	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2018

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$381,747,725	$258,300,196	$2,472,820	$67,013,578	$1,702,971,389

Investment in affiliates, at cost (Note 3)	118,415	—	—	—	4,666,550

Foreign currency, at cost	43,402	117,556	112	30,799	437,090
Investments in securities, at value[1,2] (Note 2)	406,063,163	292,810,804	2,477,434	67,064,942	1,933,700,483

Investment in affiliates, at value (Note 3)	122,419	—	—	—	4,748,560

Cash	58,355	26,660	872	7,468	—

Foreign currency, at value	43,120	117,512	112	30,768	431,868

Unrealized appreciation on foreign currency contracts	—	—	18,546	106	—

Receivables:

Investment securities sold	—	—	—	35,072	8,477,358

Dividends	1,026,088	1,042,007	10,930	233,378	7,468,486

Securities lending income	2,849	9,510	—	3,328	226,847

Foreign tax reclaims	914,231	198,036	484	41,490	1,144,249
Total Assets	408,230,225	294,204,529	2,508,378	67,416,552	1,956,197,851
LIABILITIES:

Due to custodian	—	—	—	—	7,808,967

Payables:

Cash collateral received for securities loaned (Note 2)	1,192,061	4,697,194	—	938,235	98,341,681

Investment securities purchased	—	14,544	—	—	—

Advisory fees (Note 3)	160,000	137,314	773	20,861	878,414

Service fees (Note 2)	1,470	1,042	9	239	6,687
Total Liabilities	1,353,531	4,850,094	782	959,335	107,035,749
NET ASSETS	$406,876,694	$289,354,435	$2,507,596	$66,457,217	$1,849,162,102
NET ASSETS:

Paid-in capital	$422,838,278	$269,229,813	$2,500,100	$67,208,277	$1,618,858,055

Undistributed net investment income	819,568	744,627	7,860	140,737	1,782,270

Accumulated net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(41,097,543)	(15,128,521)	(23,498)	(943,325)	(2,262,418)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	24,316,391	34,508,516	23,134	51,528	230,784,195
NET ASSETS	$406,876,694	$289,354,435	$2,507,596	$66,457,217	$1,849,162,102
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,400,000	4,400,000	100,004	2,250,000	25,950,000
Net asset value per share	$48.44	$65.76	$25.07	$29.54	$71.26
[1] Includes market value of securities out on loan of:	$3,180,528	$9,290,322	—	$1,185,281	$164,570,112
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	133

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2018

	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$5,363,454,019	$36,450,439	$12,778,179	$138,254,733	$1,068,968,351

Investment in affiliates, at cost (Note 3)	—	—	—	—	3,587,870

Foreign currency, at cost	279,133	22,472	3,309	272,370	2,531,736
Investments in securities, at value[1,2] (Note 2)	5,722,579,752	33,973,650	14,362,473	145,333,197	1,148,674,504

Investment in affiliates, at value (Note 3)	—	—	—	—	3,860,919

Cash	3,075,722	485	6,820	1,190	557,737

Foreign currency, at value	278,008	22,405	3,299	271,086	2,512,764

Unrealized appreciation on foreign currency contracts	143,784,110	873,507	356,109	3,801,895	—

Receivables:

Investment securities sold[3]	—	—	—	—	6,469,174

Capital shares sold	306	—	—	—	—

Dividends	51,234,428	365,581	114,791	948,292	7,631,355

Securities lending income	77,774	252	120	9,344	65,964

Foreign tax reclaims	—	—	—	5,213	124,132
Total Assets	5,921,030,100	35,235,880	14,843,612	150,370,217	1,169,896,549
LIABILITIES:

Unrealized depreciation on foreign currency contracts	3,381,794	17,846	616	139,563	—

Payables:

Cash collateral received for securities loaned (Note 2)	44,852,724	362,795	71,565	6,930,429	50,028,488

Investment securities purchased	108,865,316	601,804	277,440	3,008,359	8,443,318

Advisory fees (Note 3)	2,120,873	13,264	4,917	68,692	516,804

Service fees (Note 2)	19,440	121	50	521	3,934
Total Liabilities	159,240,147	995,830	354,588	10,147,564	58,992,544
NET ASSETS	$5,761,789,953	$34,240,050	$14,489,024	$140,222,653	$1,110,904,005
NET ASSETS:

Paid-in capital	$6,751,171,405	$42,687,001	$14,475,317	$133,216,982	$1,027,080,298

Undistributed net investment income	39,899,824	309,913	126,748	518,475	5,326,198

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(1,528,551,058)	(7,133,353)	(2,052,201)	(4,246,271)	(1,405,956)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	499,269,782	(1,623,511)	1,939,160	10,733,467	79,903,465
NET ASSETS	$5,761,789,953	$34,240,050	$14,489,024	$140,222,653	$1,110,904,005
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	99,450,000	1,350,000	500,000	3,100,000	14,350,000
Net asset value per share	$57.94	$25.36	$28.98	$45.23	$77.41
[1] Includes market value of securities out on loan of:	$239,441,247	$520,182	$125,542	$15,854,885	$107,382,930
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	—	$264,817

See Notes to Financial Statements.

134	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$771,360	$114,002,416	$5,000,710	$1,202,543	$31,596,275

Dividends from affiliates (Note 3)	—	—	—	—	135,386

Non-cash dividends	—	19,581,169	312,320	13,056	1,599,500

Securities lending income (Note 2)	15,104	2,169,626	104,384	15,133	1,254,371
Total investment income	786,464	135,753,211	5,417,414	1,230,732	34,585,532
EXPENSES:

Advisory fees (Note 3)	99,515	16,921,601	544,805	215,394	3,244,187

Service fees (Note 2)	755	128,371	4,133	1,634	24,611
Total expenses	100,270	17,049,972	548,938	217,028	3,268,798
Expense waivers (Note 3)	—	—	—	—	(14,237)
Net expenses	100,270	17,049,972	548,938	217,028	3,254,561
Net investment income	686,194	118,703,239	4,868,476	1,013,704	31,330,971
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	556,354	(28,154,684)	(2,342,636)	(2,706,838)	(4,942,938)

Investment transactions in affiliates (Note 3)	—	—	—	—	(419,398)

In-kind redemptions	—	178,852,471	5,915,757	1,880,063	65,545,269

Foreign currency contracts	732	368,534,778	10,857,812	1,492	(56,286)

Foreign currency related transactions	(8,130)	30,368	(14,596)	(22,634)	(430,069)
Net realized gain (loss)	548,956	519,262,933	14,416,337	(847,917)	59,696,578
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(544,040)	(468,663,051)	(20,877,449)	(181,919)	(151,544,083)

Foreign currency contracts	(17)	56,802,777	1,591,267	47	(7,726)

Translation of assets and liabilities denominated in foreign currencies	3,811	(1,103,349)	(12,548)	(1,880)	(6,419)
Net decrease in unrealized appreciation/depreciation	(540,246)	(412,963,623)	(19,298,730)	(183,752)	(151,558,228)
Net realized and unrealized gain (loss) on investments	8,710	106,299,310	(4,882,393)	(1,031,669)	(91,861,650)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$694,904	$225,002,549	$(13,917)	$(17,965)	$(60,530,679)
[1] Net of foreign withholding tax of:	$8,156	$21,162,752	$835,601	$151,947	$4,060,143

See Notes to Financial Statements.

WisdomTree Trust	135

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree Germany Hedged Equity Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$2,577,020	$4,798,250	$20,790,511	$7,533,653	$8,777,134

Dividends from affiliates (Note 3)	—	44,215	91,862	—	30,209

Non-cash dividends	—	319,530	787,258	294,995	247,695

Securities lending income (Note 2)	45	64,198	273,518	144,418	121,276
Total investment income	2,577,065	5,226,193	21,943,149	7,973,066	9,176,314
EXPENSES:

Advisory fees (Note 3)	199,946	571,181	2,186,884	1,517,836	946,930

Service fees (Note 2)	1,833	4,333	20,047	11,514	7,182
Total expenses	201,779	575,514	2,206,931	1,529,350	954,112
Expense waivers (Note 3)	—	(2,347)	(3,153)	—	(1,452)
Net expenses	201,779	573,167	2,203,778	1,529,350	952,660
Net investment income	2,375,286	4,653,026	19,739,371	6,443,716	8,223,654
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(461,242)	(409,727)	(19,148,575)	(6,338,934)	(2,387,597)

Investment transactions in affiliates (Note 3)	—	(101,142)	(253,319)	—	(30,957)

In-kind redemptions	2,350,002	610,592	15,926,230	34,345,827	2,807,282

Foreign currency contracts	5,271,726	20,130	51,442	32,534,676	43,226

Foreign currency related transactions	2,471	(119,409)	(300,128)	110,626	(114,892)
Net realized gain (loss)	7,162,957	444	(3,724,350)	60,652,195	317,062
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(10,326,016)	(4,156,249)	(15,655,830)	(46,241,510)	(9,331,461)

Foreign currency contracts	847,158	427	—	2,877,483	(47)

Translation of assets and liabilities denominated in foreign currencies	(37,553)	(15,087)	(33,976)	(24,197)	(18,599)
Net decrease in unrealized appreciation/depreciation	(9,516,411)	(4,170,909)	(15,689,806)	(43,388,224)	(9,350,107)
Net realized and unrealized gain (loss) on investments	(2,353,454)	(4,170,465)	(19,414,156)	17,263,971	(9,033,045)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,832	$482,561	$325,215	$23,707,687	$(809,391)
[1] Net of foreign withholding tax of:	$398,593	$505,931	$2,154,263	$817,895	$881,691

See Notes to Financial Statements.

136	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months or Period Ended September 30, 2018

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund[1]	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$10,271,850	$6,240,041	$18,817	$683,669	$40,486,198

Dividends from affiliates (Note 3)	95,782	26,985	—	—	550,706

Non-cash dividends	420,437	245,110	396	16,936	900,669

Securities lending income (Note 2)	112,858	100,005	—	13,398	1,273,559
Total investment income	10,900,927	6,612,141	19,213	714,003	43,211,132
EXPENSES:

Advisory fees (Note 3)	1,049,618	849,877	1,337	128,318	5,566,926

Service fees (Note 2)	9,621	6,447	16	1,177	42,231
Total expenses	1,059,239	856,324	1,353	129,495	5,609,157
Expense waivers (Note 3)	(5,150)	(1,239)	—	(26,733)	(22,219)
Net expenses	1,054,089	855,085	1,353	102,762	5,586,938
Net investment income	9,846,838	5,757,056	17,860	611,241	37,624,194
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	(3,745,058)	(9,468,685)	(24,476)	(1,270,583)	(11,147,401)

Investment transactions in affiliates (Note 3)	(291,759)	(88,780)	—	—	(1,613,937)

In-kind redemptions	8,648,264	7,206,253	—	635,829	53,198,346

Futures contracts	—	—	—	—	342,345

Foreign currency contracts	48,362	51,089	1,275	(17,586)	231,639

Foreign currency related transactions	(127,589)	(149,879)	(297)	11,620	(899,010)
Net realized gain (loss)	4,532,220	(2,450,002)	(23,498)	(640,720)	40,111,982
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(13,191,596)	(7,717,526)	4,614	(1,967,342)	(154,173,674)

Foreign currency contracts	(407)	1	18,546	84	—

Translation of assets and liabilities denominated in foreign currencies	(25,188)	(4,874)	(26)	218	(25,840)
Net increase (decrease) in unrealized appreciation/depreciation	(13,217,191)	(7,722,399)	23,134	(1,967,040)	(154,199,514)
Net realized and unrealized loss on investments	(8,684,971)	(10,172,401)	(364)	(2,607,760)	(114,087,532)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,161,867	$(4,415,345)	$17,496	$(1,996,519)	$(76,463,338)
[1] For the period August 10, 2018 (commencement of operations) through September 30, 2018.
[2] Net of foreign withholding tax of:	$1,094,836	$616,997	$1,200	$60,427	$4,178,490
[3] Net of foreign capital gains tax withholding of:	—	—	—	—	$4,845

See Notes to Financial Statements.

WisdomTree Trust	137

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2018

	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$70,875,524	$405,016	$156,689	$1,244,172	$9,409,438

Dividends from affiliates (Note 3)	—	—	—	—	106,415

Securities lending income (Note 2)	427,619	2,461	835	51,558	262,357
Total investment income	71,303,143	407,477	157,524	1,295,730	9,778,210
EXPENSES:

Advisory fees (Note 3)	14,716,178	88,510	33,771	511,835	3,197,635

Service fees (Note 2)	134,897	810	309	3,883	24,258
Total expenses	14,851,075	89,320	34,080	515,718	3,221,893
Expense waivers (Note 3)	—	—	(3,518)	—	(8,543)
Net expenses	14,851,075	89,320	30,562	515,718	3,213,350
Net investment income	56,452,068	318,157	126,962	780,012	6,564,860
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	9,057,368	(374,268)	202,781	3,193,179	(28,147,590)

Investment transactions in affiliates (Note 3)	—	—	—	—	94,504

In-kind redemptions	201,960,175	(382,691)	—	15,976,811	51,925,538

Foreign currency contracts	287,135,065	1,969,001	686,678	9,652,645	(355,532)

Foreign currency related transactions	(4,115,450)	(30,434)	(8,008)	(130,206)	(106,996)
Net realized gain	494,037,158	1,181,608	881,451	28,692,429	23,409,924
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(403,745,452)	381,879	(692,694)	(25,967,070)	(71,425,048)

Foreign currency contracts	171,673,102	890,549	367,205	3,837,029	—

Translation of assets and liabilities denominated in foreign currencies	(181,201)	711	(363)	(4,463)	(57,371)
Net increase (decrease) in unrealized appreciation/depreciation	(232,253,551)	1,273,139	(325,852)	(22,134,504)	(71,482,419)
Net realized and unrealized gain (loss) on investments	261,783,607	2,454,747	555,599	6,557,925	(48,072,495)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$318,235,675	$2,772,904	$682,561	$7,337,937	$(41,507,635)
[1] Net of foreign withholding tax of:	$7,875,723	$45,006	$17,410	$138,288	$1,045,676

See Notes to Financial Statements.

138	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Australia Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$686,194	$1,536,491	$118,703,239	$164,056,097	$4,868,476	$3,823,229

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	548,956	20,467	519,262,933	(581,912,220)	14,416,337	(9,562,308)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(540,246)	(235,049)	(412,963,623)	665,756,677	(19,298,730)	20,133,398
Net increase (decrease) in net assets resulting from operations	694,904	1,321,909	225,002,549	247,900,554	(13,917)	14,394,319
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(716,002)	(1,500,462)	(128,412,120)	(205,511,362)	(3,894,030)	(2,354,900)

Return of capital	—	—	—	—	—	(58,350)
Total dividends and distributions	(716,002)	(1,500,462)	(128,412,120)	(205,511,362)	(3,894,030)	(2,413,250)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,858,360	—	29,284,460	462,153,844	58,132,712	28,698,048

Cost of shares redeemed	—	(2,910,796)	(1,360,541,894)	(3,471,771,615)	(28,169,039)	(41,649,166)
Net increase (decrease) in net assets resulting from capital share transactions	2,858,360	(2,910,796)	(1,331,257,434)	(3,009,617,771)	29,963,673	(12,951,118)
Net Increase (Decrease) in Net Assets	2,837,262	(3,089,349)	(1,234,667,005)	(2,967,228,579)	26,055,726	(970,049)
NET ASSETS:

Beginning of period	$33,184,908	$36,274,257	$6,332,945,842	$9,300,174,421	$154,624,011	$155,594,060

End of period	$36,022,170	$33,184,908	$5,098,278,837	$6,332,945,842	$180,679,737	$154,624,011
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$33,379	$63,187	$6,088,183	$15,797,064	$775,656	$(198,790)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	650,000	101,050,000	148,100,000	5,050,000	5,500,000

Shares created	50,000	—	450,000	7,100,000	1,800,000	950,000

Shares redeemed	—	(50,000)	(21,000,000)	(54,150,000)	(900,000)	(1,400,000)
Shares outstanding, end of period	650,000	600,000	80,500,000	101,050,000	5,950,000	5,050,000

See Notes to Financial Statements.

WisdomTree Trust	139

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Germany Hedged Equity Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,013,704	$846,281	$31,330,971	$29,429,572	$2,375,286	$3,178,901

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(847,917)	316,357	59,696,578	25,703,372	7,162,957	(10,598,776)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(183,752)	1,717,072	(151,558,228)	118,883,460	(9,516,411)	13,348,528
Net increase (decrease) in net assets resulting from operations	(17,965)	2,879,710	(60,530,679)	174,016,404	21,832	5,928,653
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,291,032)	(538,884)	(36,508,187)	(28,824,886)	(2,116,017)	(2,509,207)

Return of capital	—	—	—	—	—	(845,543)
Total dividends and distributions	(1,291,032)	(538,884)	(36,508,187)	(28,824,886)	(2,116,017)	(3,354,750)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,416,259	56,267,441	81,706,516	379,132,162	3,073,717	1,669,276

Cost of shares redeemed	(10,565,657)	(3,821,291)	(267,725,794)	(75,240,524)	(18,787,388)	(37,589,190)
Net increase (decrease) in net assets resulting from capital share transactions	3,850,602	52,446,150	(186,019,278)	303,891,638	(15,713,671)	(35,919,914)
Net Increase (Decrease) in Net Assets	2,541,605	54,786,976	(283,058,144)	449,083,156	(17,807,856)	(33,346,011)
NET ASSETS:

Beginning of period	$72,163,476	$17,376,500	$1,224,082,294	$774,999,138	$91,302,336	$124,648,347

End of period	$74,705,081	$72,163,476	$941,024,150	$1,224,082,294	$73,494,480	$91,302,336
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$57,559	$334,887	$(1,320,623)	$3,856,593	$159,105	$(100,164)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,750,000	750,000	17,600,000	13,100,000	2,950,000	4,100,000

Shares created	550,000	2,150,000	1,200,000	5,650,000	100,000	50,000

Shares redeemed	(400,000)	(150,000)	(4,000,000)	(1,150,000)	(600,000)	(1,200,000)
Shares outstanding, end of period	2,900,000	2,750,000	14,800,000	17,600,000	2,450,000	2,950,000

See Notes to Financial Statements.

140	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Dividend ex-Financials Fund		WisdomTree International Equity Fund		WisdomTree International Hedged Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,653,026	$7,666,413	$19,739,371	$26,119,630	$6,443,716	$9,817,857

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	444	(4,272,491)	(3,724,350)	(2,257,820)	60,652,195	(27,297,499)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,170,909)	21,490,838	(15,689,806)	73,280,262	(43,388,224)	59,139,325
Net increase in net assets resulting from operations	482,561	24,884,760	325,215	97,142,072	23,707,687	41,659,683
DIVIDENDS:

Net investment income	(5,021,022)	(7,674,532)	(21,824,072)	(24,687,701)	(1,058,068)	(2,883,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	2,282,900	51,088,209	147,167,975	74,300,399	110,682,170

Cost of shares redeemed	(8,503,467)	(21,414,941)	(48,924,692)	(8,577,112)	(139,181,596)	(85,993,497)
Net increase (decrease) in net assets resulting from capital share transactions	(8,503,467)	(19,132,041)	2,163,517	138,590,863	(64,881,197)	24,688,673
Net Increase (Decrease) in Net Assets	(13,041,928)	(1,921,813)	(19,335,340)	211,045,234	(42,231,578)	63,464,856
NET ASSETS:

Beginning of period	$198,646,008	$200,567,821	$914,993,437	$703,948,203	$543,191,853	$479,726,997

End of period	$185,604,080	$198,646,008	$895,658,097	$914,993,437	$500,960,275	$543,191,853
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$335,749	$703,745	$1,936,551	$4,021,252	$3,571,825	$(1,813,823)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,600,000	5,050,000	16,750,000	14,200,000	17,650,000	16,900,000

Shares created	—	50,000	950,000	2,700,000	2,300,000	3,600,000

Shares redeemed	(200,000)	(500,000)	(900,000)	(150,000)	(4,350,000)	(2,850,000)
Shares outstanding, end of period	4,400,000	4,600,000	16,800,000	16,750,000	15,600,000	17,650,000

See Notes to Financial Statements.

WisdomTree Trust	141

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund		WisdomTree International MidCap Dividend Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,223,654	$12,094,014	$9,846,838	$13,384,433	$5,757,056	$6,564,915

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	317,062	(4,437,300)	4,532,220	(6,510,413)	(2,450,002)	4,524,073

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9,350,107)	23,164,345	(13,217,191)	37,272,146	(7,722,399)	21,086,588
Net increase (decrease) in net assets resulting from operations	(809,391)	30,821,059	1,161,867	44,146,166	(4,415,345)	32,175,576
DIVIDENDS:

Net investment income	(8,999,075)	(11,744,233)	(10,799,089)	(12,934,443)	(6,144,028)	(6,153,904)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	65,710,900	7,567,323	52,574,727	34,105,143	80,441,494

Cost of shares redeemed	(14,822,403)	—	(33,913,526)	—	(20,280,118)	—
Net increase (decrease) in net assets resulting from capital share transactions	(14,822,403)	65,710,900	(26,346,203)	52,574,727	13,825,025	80,441,494
Net Increase (Decrease) in Net Assets	(24,630,869)	84,787,726	(35,983,425)	83,786,450	3,265,652	106,463,166
NET ASSETS:

Beginning of period	$335,179,915	$250,392,189	$442,860,119	$359,073,669	$286,088,783	$179,625,617

End of period	$310,549,046	$335,179,915	$406,876,694	$442,860,119	$289,354,435	$286,088,783
Undistributed net investment income included in net assets at end of period	$480,364	$1,255,785	$819,568	$1,771,819	$744,627	$1,131,599
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,750,000	6,200,000	8,950,000	7,900,000	4,200,000	3,000,000

Shares created	—	1,550,000	150,000	1,050,000	500,000	1,200,000

Shares redeemed	(350,000)	—	(700,000)	—	(300,000)	—
Shares outstanding, end of period	7,400,000	7,750,000	8,400,000	8,950,000	4,400,000	4,200,000

See Notes to Financial Statements.

142	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund		WisdomTree International SmallCap Dividend Fund
	For the Period August 10, 2018* through September 30, 2018 (unaudited)	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$17,860	$611,241	$330,599	$37,624,194	$47,040,477

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(23,498)	(640,720)	68,065	40,111,982	22,288,125

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	23,134	(1,967,040)	1,583,152	(154,199,514)	204,548,417
Net increase (decrease) in net assets resulting from operations	17,496	(1,996,519)	1,981,816	(76,463,338)	273,877,019
DIVIDENDS:

Net investment income	(10,000)	(607,005)	(213,547)	(41,526,228)	(49,435,198)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,500,000	47,728,191	16,337,920	127,509,387	431,989,018

Cost of shares redeemed	—	(3,063,503)	(2,859,234)	(100,824,838)	—
Net increase in net assets resulting from capital share transactions	2,500,000	44,664,688	13,478,686	26,684,549	431,989,018
Net Increase (Decrease) in Net Assets	2,507,496	42,061,164	15,246,955	(91,305,017)	656,430,839
NET ASSETS:

Beginning of period	$100	$24,396,053	$9,149,098	$1,940,467,119	$1,284,036,280

End of period	$2,507,596	$66,457,217	$24,396,053	$1,849,162,102	$1,940,467,119
Undistributed net investment income included in net assets at end of period	$7,860	$140,737	$136,501	$1,782,270	$5,684,304
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	800,000	350,004	25,600,000	19,700,000

Shares created	100,000	1,550,000	550,000	1,700,000	5,900,000

Shares redeemed	—	(100,000)	(100,004)	(1,350,000)	—
Shares outstanding, end of period	100,004	2,250,000	800,000	25,950,000	25,600,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	143

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged Financials Fund		WisdomTree Japan Hedged Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$56,452,068	$140,746,169	$318,157	$644,046	$126,962	$240,100

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	494,037,158	486,842,324	1,181,608	(1,090,522)	881,451	(507,185)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(232,253,551)	503,760,938	1,273,139	(264,270)	(325,852)	2,179,802
Net increase (decrease) in net assets resulting from operations	318,235,675	1,131,349,431	2,772,904	(710,746)	682,561	1,912,717
DIVIDENDS:

Net investment income	(122,645,076)	(218,205,485)	(610,560)	(658,576)	(115,970)	(316,270)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	393,341,054	1,216,292,660	23,017,323	60,402,243	—	—

Cost of shares redeemed	(1,434,141,379)	(3,934,107,108)	(31,756,662)	(53,474,244)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(1,040,800,325)	(2,717,814,448)	(8,739,339)	6,927,999	—	—
Net Increase (Decrease) in Net Assets	(845,209,726)	(1,804,670,502)	(6,576,995)	5,558,677	566,591	1,596,447
NET ASSETS:

Beginning of period	$6,606,999,679	$8,411,670,181	$40,817,045	$35,258,368	$13,922,433	$12,325,986

End of period	$5,761,789,953	$6,606,999,679	$34,240,050	$40,817,045	$14,489,024	$13,922,433
Undistributed net investment income included in net assets at end of period	$39,899,824	$106,092,832	$309,913	$602,316	$126,748	$115,756
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	118,500,000	166,900,000	1,700,000	1,500,000	500,000	500,000

Shares created	6,950,000	22,000,000	950,000	2,350,000	—	—

Shares redeemed	(26,000,000)	(70,400,000)	(1,300,000)	(2,150,000)	—	—
Shares outstanding, end of period	99,450,000	118,500,000	1,350,000	1,700,000	500,000	500,000

See Notes to Financial Statements.

144	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Japan Hedged SmallCap Equity Fund		WisdomTree Japan SmallCap Dividend Fund
	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$780,012	$2,562,966	$6,564,860	$12,946,612

Net realized gain on investments, foreign currency contracts and foreign currency related transactions	28,692,429	272,594	23,409,924	15,099,962

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(22,134,504)	21,970,927	(71,482,419)	95,939,141
Net increase (decrease) in net assets resulting from operations	7,337,937	24,806,487	(41,507,635)	123,985,715
DIVIDENDS:

Net investment income	(2,960,022)	(2,644,796)	(9,221,040)	(11,126,041)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	108,408,785	225,141,948	586,894,213

Cost of shares redeemed	(71,588,838)	(38,697,447)	(164,100,621)	(74,466,035)
Net increase (decrease) in net assets resulting from capital share transactions	(71,588,838)	69,711,338	61,041,327	512,428,178
Net Increase (Decrease) in Net Assets	(67,210,923)	91,873,029	10,312,652	625,287,852
NET ASSETS:

Beginning of period	$207,433,576	$115,560,547	$1,100,591,353	$475,303,501

End of period	$140,222,653	$207,433,576	$1,110,904,005	$1,100,591,353
Undistributed net investment income included in net assets at end of period	$518,475	$2,698,485	$5,326,198	$7,982,378
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,700,000	3,100,000	13,600,000	7,150,000

Shares created	—	2,500,000	2,850,000	7,500,000

Shares redeemed	(1,600,000)	(900,000)	(2,100,000)	(1,050,000)
Shares outstanding, end of period	3,100,000	4,700,000	14,350,000	13,600,000

See Notes to Financial Statements.

WisdomTree Trust	145

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$55.31	$55.81	$48.31	$54.04	$61.26	$64.33
Investment operations:
Net investment income[1]	1.13	2.38	1.93	1.71	2.37	2.32
Net realized and unrealized gain (loss)	0.11	(0.52)	7.68	(5.70)	(7.40)	(2.81)
Total from investment operations	1.24	1.86	9.61	(3.99)	(5.03)	(0.49)
Dividends to shareholders:
Net investment income	(1.13)	(2.36)	(2.11)	(1.74)	(2.19)	(2.58)
Net asset value, end of period	$55.42	$55.31	$55.81	$48.31	$54.04	$61.26

TOTAL RETURN[2]	2.24%	3.29%	20.24%	(7.17)%	(8.30)%	(0.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,022	$33,185	$36,274	$33,817	$48,638	$55,138
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.59%[4]	0.58%[3]
Net investment income	4.00%[3]	4.15%	3.73%	3.58%	4.09%	3.86%[3]
Portfolio turnover rate[5]	25%	28%	30%	41%	26%	27%

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$62.67	$62.80	$52.04	$66.16	$56.40	$49.86
Investment operations:
Net investment income[1]	1.32	1.23	1.70	1.29	1.14	1.31
Net realized and unrealized gain (loss)	0.80	0.08	10.59	(10.26)	11.83	6.35
Total from investment operations	2.12	1.31	12.29	(8.97)	12.97	7.66
Dividends and distributions to shareholders:
Net investment income	(1.46)	(1.44)	(1.53)	(1.35)	(1.19)	(1.12)
Capital gains	—	—	—	(3.80)	(2.02)	—
Total dividends and distributions to shareholders	(1.46)	(1.44)	(1.53)	(5.15)	(3.21)	(1.12)
Net asset value, end of period	$63.33	$62.67	$62.80	$52.04	$66.16	$56.40

TOTAL RETURN[2]	3.40%	2.03%	24.20%	(13.85)%	24.02%	15.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,098,279	$6,332,946	$9,300,174	$13,716,953	$17,544,485	$1,060,319
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.59%[4]	0.58%[3]
Net investment income	4.07%[3]	1.91%	3.13%	2.19%	1.91%	2.43%[3]
Portfolio turnover rate[5]	12%	20%	24%	29%	12%	28%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

146	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$30.62	$28.29	$23.90	$25.94	$24.87
Investment operations:
Net investment income[1]	0.80	0.74	0.81	0.61	0.13
Net realized and unrealized gain (loss)	(0.43)	2.05	4.25	(1.57)	0.94
Total from investment operations	0.37	2.79	5.06	(0.96)	1.07
Dividends and distributions to shareholders:
Net investment income	(0.62)	(0.45)	(0.67)	(1.02)	—
Capital gains	—	—	—	(0.06)	—
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.62)	(0.46)	(0.67)	(1.08)	—
Net asset value, end of period	$30.37	$30.62	$28.29	$23.90	$25.94

TOTAL RETURN[2]	1.21%	9.88%	21.62%	(3.79)%	4.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$180,680	$154,624	$155,594	$267,708	$125,829
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%[3]
Net investment income	5.18%[3]	2.43%	3.27%	2.47%	6.87%[3]
Portfolio turnover rate[4]	30%	37%	41%	39%	1%

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$26.24	$23.17	$22.32	$23.18	$25.10
Investment operations:
Net investment income[1]	0.36	0.53	0.48	0.48	0.37
Net realized and unrealized gain (loss)	(0.38)	2.94	0.88	(0.89)	(1.96)
Total from investment operations	(0.02)	3.47	1.36	(0.41)	(1.59)
Dividends to shareholders:
Net investment income	(0.46)	(0.40)	(0.51)	(0.45)	(0.33)
Net asset value, end of period	$25.76	$26.24	$23.17	$22.32	$23.18

TOTAL RETURN[2]	(0.07)%	15.03%	6.24%	(1.83)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$74,705	$72,163	$17,377	$17,854	$11,591
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%	0.58%[5]	0.58%[3]
Net investment income	2.73%[3]	2.02%	2.19%	2.13%	1.75%[3]
Portfolio turnover rate[4]	32%	18%	35%	54%	21%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	147

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$69.55	$59.16	$57.01	$55.63	$62.23	$41.98
Investment operations:
Net investment income[1]	1.91	1.88	2.04	1.45	1.94	0.73
Net realized and unrealized gain (loss)	(5.65)	10.39	2.32	1.49	(7.03)	20.90
Total from investment operations	(3.74)	12.27	4.36	2.94	(5.09)	21.63
Dividends to shareholders:
Net investment income	(2.23)	(1.88)	(2.21)	(1.56)	(1.51)	(1.38)
Net asset value, end of period	$63.58	$69.55	$59.16	$57.01	$55.63	$62.23

TOTAL RETURN[2]	(5.48)%	20.94%	7.97%	5.25%	(8.26)%	53.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$941,024	$1,224,082	$774,999	$1,125,935	$853,874	$1,446,871
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%	0.58%	0.58%[5]	0.59%[6]	0.58%[4]
Expenses, prior to expense waivers	0.58%[4]	0.58%	0.58%	0.59%[5]	0.59%[6]	0.58%[4]
Net investment income	5.60%[4]	2.76%	3.68%	2.59%	3.40%	1.29%[4]
Portfolio turnover rate[7]	40%	33%	45%	50%	42%	24%

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$30.95	$30.40	$25.54	$31.38	$26.98	$25.01
Investment operations:
Net investment income (loss)[1]	0.89	0.87	0.84	0.60	0.16	(0.00)[8]
Net realized and unrealized gain (loss)	(1.06)	0.54	4.99	(5.05)	5.90	1.97
Total from investment operations	(0.17)	1.41	5.83	(4.45)	6.06	1.97
Dividends and distributions to shareholders:
Net investment income	(0.78)	(0.64)	(0.97)	(0.73)	(0.41)	—
Capital gains	—	—	—	(0.66)	(1.25)	—
Return of capital	—	(0.22)	—	—	—	—
Total dividends and distributions to shareholders	(0.78)	(0.86)	(0.97)	(1.39)	(1.66)	—
Net asset value, end of period	$30.00	$30.95	$30.40	$25.54	$31.38	$26.98

TOTAL RETURN[2]	(0.53)%	4.63%	23.62%	(14.44)%	23.70%	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$73,494	$91,302	$124,648	$200,501	$291,816	$9,443
Ratios to average net assets of:
Expenses	0.48%[4]	0.48%	0.48%	0.48%	0.49%[6]	0.48%[4]
Net investment income (loss)	5.70%[4]	2.78%	3.14%	2.18%	0.55%	(0.00)%[4,9]
Portfolio turnover rate[7]	9%	20%	28%	38%	11%	4%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for WisdomTree Europe SmallCap Dividend Fund and WisdomTree Germany Hedged Equity Fund, respectively.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Amount represents less than $0.005.

[9]	Amount represents less than 0.005%.

See Notes to Financial Statements.

148	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$43.18	$39.72	$38.41	$43.79	$49.23	$42.13
Investment operations:
Net investment income[1]	1.02	1.58	1.48	1.64	2.00	2.06
Net realized and unrealized gain (loss)	(0.92)	3.45	1.34	(5.41)	(5.53)	7.11
Total from investment operations	0.10	5.03	2.82	(3.77)	(3.53)	9.17
Dividends to shareholders:
Net investment income	(1.10)	(1.57)	(1.51)	(1.61)	(1.91)	(2.07)
Net asset value, end of period	$42.18	$43.18	$39.72	$38.41	$43.79	$49.23

TOTAL RETURN[2]	0.27%	12.84%	7.56%	(8.83)%	(7.41)%	22.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$185,604	$198,646	$200,568	$230,483	$324,083	$349,545
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%[6]	0.59%[7]	0.58%[5]
Net investment income	4.72%[5]	3.73%	3.86%	3.99%	4.23%	4.54%[5]
Portfolio turnover rate[8]	36%	35%	30%	40%	44%	36%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$54.63	$49.57	$45.90	$51.67	$54.47	$47.77
Investment operations:
Net investment income[1]	1.18	1.70	1.59	1.68	1.92	2.27
Net realized and unrealized gain (loss)	(1.20)	4.98	3.68	(5.79)	(2.86)	6.72
Total from investment operations	(0.02)	6.68	5.27	(4.11)	(0.94)	8.99
Dividends to shareholders:
Net investment income	(1.30)	(1.62)	(1.60)	(1.66)	(1.86)	(2.29)
Net asset value, end of period	$53.31	$54.63	$49.57	$45.90	$51.67	$54.47

TOTAL RETURN[2]	(0.01)%	13.61%	11.75%	(8.15)%	(1.83)%	19.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$895,658	$914,993	$703,948	$621,932	$645,832	$569,188
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5]	0.48%	0.48%	0.48%[6]	0.49%[7]	0.48%[5]
Net investment income	4.33%[5]	3.15%	3.41%	3.47%	3.63%	4.41%[5]
Portfolio turnover rate[8]	13%	19%	14%	13%	19%	21%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for WisdomTree International Dividend ex-Financials Fund and WisdomTree International Equity Fund, respectively.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	149

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$30.78	$28.39	$25.73	$26.99	$24.90
Investment operations:
Net investment income[1]	0.40	0.58	0.56	0.71	0.90
Net realized and unrealized gain (loss)	0.99	1.99	2.80	(1.17)	2.18
Total from investment operations	1.39	2.57	3.36	(0.46)	3.08
Dividends and distributions to shareholders:
Net investment income	(0.06)	(0.18)	(0.70)	(0.55)	(0.23)
Capital gains	—	—	—	(0.25)	(0.76)
Total dividends and distributions to shareholders	(0.06)	(0.18)	(0.70)	(0.80)	(0.99)
Net asset value, end of period	$32.11	$30.78	$28.39	$25.73	$26.99

TOTAL RETURN[2]	4.52%	9.05%	13.26%	(1.73)%	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$500,960	$543,192	$479,727	$732,050	$206,452
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%	0.58%[4]	0.58%[3]
Net investment income	2.46%[3]	1.89%	2.14%	2.75%	3.89%[3]
Portfolio turnover rate[5]	49%	42%	53%	48%	14%

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$43.25	$40.39	$37.59	$43.28	$47.62	$41.39
Investment operations:
Net investment income[1]	1.08	1.66	1.63	1.65	1.94	2.57
Net realized and unrealized gain (loss)	(1.17)	2.79	2.79	(5.70)	(4.41)	6.14
Total from investment operations	(0.09)	4.45	4.42	(4.05)	(2.47)	8.71
Dividends to shareholders:
Net investment income	(1.19)	(1.59)	(1.62)	(1.64)	(1.87)	(2.48)
Net asset value, end of period	$41.97	$43.25	$40.39	$37.59	$43.28	$47.62

TOTAL RETURN[2]	(0.17)%	11.12%	12.09%	(9.60)%	(5.41)%	21.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$310,549	$335,180	$250,392	$257,467	$337,620	$304,753
Ratios to average net assets[6] of:
Expenses[7]	0.58%[3]	0.58%	0.58%	0.58%[4]	0.59%[8]	0.58%[3]
Net investment income	5.04%[3]	3.83%	4.28%	4.09%	4.24%	5.71%[3]
Portfolio turnover rate[5]	19%	26%	29%	21%	20%	26%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

150	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$49.48	$45.45	$42.14	$48.67	$51.68	$45.77
Investment operations:
Net investment income[1]	1.11	1.62	1.54	1.59	1.88	2.35
Net realized and unrealized gain (loss)	(0.93)	3.97	3.32	(6.58)	(3.09)	5.79
Total from investment operations	0.18	5.59	4.86	(4.99)	(1.21)	8.14
Dividends to shareholders:
Net investment income	(1.22)	(1.56)	(1.55)	(1.54)	(1.80)	(2.23)
Net asset value, end of period	$48.44	$49.48	$45.45	$42.14	$48.67	$51.68

TOTAL RETURN[2]	0.41%	12.41%	11.79%	(10.49)%	(2.47)%	18.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$406,877	$442,860	$359,074	$366,613	$355,273	$315,276
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5]	0.48%	0.48%	0.48%[6]	0.49%[7]	0.48%[5]
Net investment income	4.50%[5]	3.30%	3.59%	3.51%	3.72%	4.77%[5]
Portfolio turnover rate[8]	12%	16%	15%	19%	12%	15%

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$68.12	$59.88	$55.82	$58.65	$60.03	$51.77
Investment operations:
Net investment income[1]	1.32	1.84	1.60	1.64	1.81	1.83
Net realized and unrealized gain (loss)	(2.28)	8.17	4.03	(2.85)	(1.45)	8.31
Total from investment operations	(0.96)	10.01	5.63	(1.21)	0.36	10.14
Dividends to shareholders:
Net investment income	(1.40)	(1.77)	(1.57)	(1.62)	(1.74)	(1.88)
Net asset value, end of period	$65.76	$68.12	$59.88	$55.82	$58.65	$60.03

TOTAL RETURN[2]	(1.41)%	16.87%	10.34%	(2.12)%	0.57%	20.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$289,354	$286,089	$179,626	$153,512	$155,414	$141,082
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%[6]	0.59%[7]	0.58%[5]
Net investment income	3.93%[5]	2.76%	2.87%	2.91%	3.09%	3.27%[5]
Portfolio turnover rate[8]	25%	23%	31%	24%	29%	22%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48% and 0.58%, for WisdomTree International LargeCap Dividend Fund and WisdomTree International MidCap Dividend Fund, respectively.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	151

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Multifactor Fund	For the Period August 10, 2018* through September 30, 2018 (unaudited)
Net asset value, beginning of period	$24.75
Investment operations:
Net investment income[1]	0.18
Net realized and unrealized gain	0.24
Total from investment operations	0.42
Dividends to shareholders:
Net investment income	(0.10)
Net asset value, end of period	$25.07

TOTAL RETURN[2]	1.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,508
Ratios to average net assets of:
Expenses	0.38%[3]
Net investment income	5.07%[3]
Portfolio turnover rate[4]	25%

WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$30.50	$26.14	$24.86
Investment operations:
Net investment income[1]	0.34	0.65	0.73
Net realized and unrealized gain (loss)	(1.01)	4.12	1.02
Total from investment operations	(0.67)	4.77	1.75
Dividends to shareholders:
Net investment income	(0.29)	(0.41)	(0.47)
Net asset value, end of period	$29.54	$30.50	$26.14

TOTAL RETURN[2]	(2.20)%	18.33%	7.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$66,457	$24,396	$9,149
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	2.29%[3]	2.18%	2.97%[3]
Portfolio turnover rate[4]	59%	39%	38%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

152	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$75.80	$65.18	$58.98	$59.21	$64.84	$55.38
Investment operations:
Net investment income[1]	1.45	2.07	1.97	1.64	1.91	1.91
Net realized and unrealized gain (loss)	(4.39)	10.76	6.22	(0.31)	(5.67)	9.97
Total from investment operations	(2.94)	12.83	8.19	1.33	(3.76)	11.88
Dividends to shareholders:
Net investment income	(1.60)	(2.21)	(1.99)	(1.56)	(1.87)	(2.42)
Net asset value, end of period	$71.26	$75.80	$65.18	$58.98	$59.21	$64.84

TOTAL RETURN[2]	(3.91)%	19.91%	14.24%	2.26%	(5.87)%	22.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,849,162	$1,940,467	$1,284,036	$1,099,977	$917,778	$923,997
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%[6]	0.59%[7]	0.58%[5]
Net investment income	3.92%[5]	2.83%	3.27%	2.82%	3.16%	3.20%[5]
Portfolio turnover rate[8]	29%	28%	38%	48%	25%	42%

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$55.76	$50.40	$43.85	$55.03	$47.50	$42.95
Investment operations:
Net investment income[1]	0.52	0.92	0.86	0.80	0.91	0.88
Net realized and unrealized gain (loss)	2.75	5.81	6.67	(9.00)	12.34	4.91
Total from investment operations	3.27	6.73	7.53	(8.20)	13.25	5.79
Dividends and distributions to shareholders:
Net investment income	(1.09)	(1.37)	(0.98)	(0.76)	(0.94)	(0.62)
Capital gains	—	—	—	(2.22)	(4.78)	(0.62)
Total dividends and distributions to shareholders	(1.09)	(1.37)	(0.98)	(2.98)	(5.72)	(1.24)
Net asset value, end of period	$57.94	$55.76	$50.40	$43.85	$55.03	$47.50

TOTAL RETURN[2]	6.01%	13.45%	17.45%	(15.64)%	29.30%	13.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,761,790	$6,607,000	$8,411,670	$9,737,132	$15,806,850	$11,441,824
Ratios to average net assets of:
Expenses	0.48%[5]	0.48%	0.48%	0.48%	0.49%[7]	0.48%[5]
Net investment income	1.84%[5]	1.67%	1.91%	1.52%	1.81%	1.84%[5]
Portfolio turnover rate[8]	14%	18%	37%	27%	31%	24%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for the WisdomTree International SmallCap Dividend Fund and WisdomTree Japan Hedged Equity Fund, respectively.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	153

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Financials Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$24.01	$23.51	$19.76	$26.29	$23.83
Investment operations:
Net investment income[1]	0.21	0.51	0.49	0.39	0.45
Net realized and unrealized gain (loss)	1.52	0.54	3.57	(6.72)	5.44
Total from investment operations	1.73	1.05	4.06	(6.33)	5.89
Dividends and distributions to shareholders:
Net investment income	(0.38)	(0.55)	(0.31)	(0.15)	(0.22)
Capital gains	—	—	—	(0.05)	(3.21)
Total dividends and distributions to shareholders	(0.38)	(0.55)	(0.31)	(0.20)	(3.43)
Net asset value, end of period	$25.36	$24.01	$23.51	$19.76	$26.29

TOTAL RETURN[2]	7.33%	4.44%	20.99%	(24.30)%	25.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$34,240	$40,817	$35,258	$12,846	$7,887
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%	0.47%[4]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]
Net investment income	1.73%[3]	2.10%	2.16%	1.46%	1.80%[3]
Portfolio turnover rate[5]	11%	30%	20%	21%	29%

WisdomTree Japan Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period April 9, 2015* through March 31, 2016
Net asset value, beginning of period	$27.84	$24.65	$22.37	$25.59
Investment operations:
Net investment income[1]	0.25	0.48	0.41	0.45
Net realized and unrealized gain (loss)	1.12	3.34	2.37	(3.43)
Total from investment operations	1.37	3.82	2.78	(2.98)
Dividends to shareholders:
Net investment income	(0.23)	(0.63)	(0.50)	(0.24)
Net asset value, end of period	$28.98	$27.84	$24.65	$22.37

TOTAL RETURN[2]	4.97%	15.56%	12.60%	(11.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,489	$13,922	$12,326	$15,657
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]
Net investment income	1.80%[3]	1.77%	1.77%	1.88%[3]
Portfolio turnover rate[5]	26%	30%	37%	40%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

154	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$44.13	$37.28	$31.24	$33.65	$29.08	$26.17
Investment operations:
Net investment income[1]	0.20	0.64	0.70	0.41	0.47	0.59
Net realized and unrealized gain (loss)	1.66	6.91	5.94	(1.59)	6.74	2.38
Total from investment operations	1.86	7.55	6.64	(1.18)	7.21	2.97
Dividends and distributions to shareholders:
Net investment income	(0.76)	(0.70)	(0.60)	(0.35)	(0.41)	(0.06)
Capital gains	—	—	—	(0.88)	(2.23)	—
Total dividends and distributions to shareholders	(0.76)	(0.70)	(0.60)	(1.23)	(2.64)	(0.06)
Net asset value, end of period	$45.23	$44.13	$37.28	$31.24	$33.65	$29.08

TOTAL RETURN[2]	4.28%	20.42%	21.64%	(3.83)%[3]	25.86%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$140,223	$207,434	$115,561	$90,584	$117,762	$75,614
Ratios to average net assets of:
Expenses	0.58%[4]	0.58%	0.58%	0.58%	0.59%[5]	0.58%[4]
Net investment income	0.88%[4]	1.51%	2.11%	1.20%	1.52%	2.75%[4]
Portfolio turnover rate[6]	26%	30%	48%	45%	41%	19%

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Net asset value, beginning of period	$80.93	$66.48	$55.30	$54.09	$50.28	$48.84
Investment operations:
Net investment income[1]	0.47	1.47	1.11	0.91	0.71	0.72
Net realized and unrealized gain (loss)	(3.35)	14.27	11.16	1.00	3.89	1.84
Total from investment operations	(2.88)	15.74	12.27	1.91	4.60	2.56
Dividends to shareholders:
Net investment income	(0.64)	(1.29)	(1.09)	(0.70)	(0.79)	(1.12)
Net asset value, end of period	$77.41	$80.93	$66.48	$55.30	$54.09	$50.28

TOTAL RETURN[2]	(3.56)%	23.84%	22.43%	3.51%	9.26%	5.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,110,904	$1,100,591	$475,304	$423,031	$286,651	$284,106
Ratios to average net assets[7] of:
Expenses[8]	0.58%[4]	0.58%	0.58%	0.58%	0.59%[5]	0.58%[4]
Net investment income	1.19%[4]	1.94%	1.84%	1.65%	1.40%	1.44%[4]
Portfolio turnover rate[6]	31%	18%	33%	29%	36%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	155

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2018, the Trust consisted of 83 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006

Each Fund, except for the International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

156	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a

WisdomTree Trust	157

Notes to Financial Statements (unaudited) (continued)

security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing each Fund’s assets:

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,819,193	$—	$—
Rights	11,354	—	—
Investment of Cash Collateral for Securities Loaned	—	2,248,948	—
Total	$35,830,547	$2,248,948	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(20)	—
Total - Net	$35,830,547	$2,248,928	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,067,302,797	$—	$—
Investment of Cash Collateral for Securities Loaned	—	18,364,384	—
Total	$5,067,302,797	$18,364,384	$—
Unrealized Appreciation on Foreign Currency Contracts	—	30,902,726	—
Unrealized Depreciation on Foreign Currency Contracts	—	(9,826,873)	—
Total - Net	$5,067,302,797	$39,440,237	$—

158	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$180,361,416	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,132,699	—
Total	$180,361,416	$7,132,699	$—
Unrealized Appreciation on Foreign Currency Contracts	—	713,764	—
Unrealized Depreciation on Foreign Currency Contracts	—	(43,236)	—
Total - Net	$180,361,416	$7,803,227	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$74,486,475	$—	$—
Investment of Cash Collateral for Securities Loaned	—	631,916	—
Total	$74,486,475	$631,916	$—
Unrealized Appreciation on Foreign Currency Contracts	—	98	—
Unrealized Depreciation on Foreign Currency Contracts	—	(51)	—
Total - Net	$74,486,475	$631,963	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$935,694,357	$—	$—
Rights	—	446,690	—
Exchange-Traded Fund	1,846,713	—	—
Investment of Cash Collateral for Securities Loaned	—	65,307,667	—
Total	$937,541,070	$65,754,357	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$72,524,595	$—	$—
Total	$72,524,595	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	285,158	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,228)	—
Total - Net	$72,524,595	$282,930	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$184,371,452	$—	$—
Exchange-Traded Fund	209,415	—	—
Total	$184,580,867	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	24	—
Unrealized Depreciation on Foreign Currency Contracts	—	(128)	—
Total - Net	$184,580,867	$(104)	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$891,754,827	$—	$—
Rights	6,279	—	—
Exchange-Traded Fund	100,266	—	—
Investment of Cash Collateral for Securities Loaned	—	8,060,295	—
Total	$891,861,372	$8,060,295	$—

WisdomTree Trust	159

Notes to Financial Statements (unaudited) (continued)

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$495,378,574	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,648,564	—
Total	$495,378,574	$4,648,564	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,466,918	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,297,588)	—
Total - Net	$495,378,574	$6,817,894	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$309,159,485	$—	$—
Rights	2,675	—	—
Investment of Cash Collateral for Securities Loaned	—	3,785,142	—
Total	$309,162,160	$3,785,142	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1	—
Unrealized Depreciation on Foreign Currency Contracts	—	(48)	—
Total - Net	$309,162,160	$3,785,095	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$404,871,102	$—	$—
Exchange-Traded Fund	122,419	—	—
Investment of Cash Collateral for Securities Loaned	—	1,192,061	—
Total	$404,993,521	$1,192,061	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$288,108,029	$—	$—
Rights	5,581	—	—
Investment of Cash Collateral for Securities Loaned	—	4,697,194	—
Total	$288,113,610	$4,697,194	$—

International Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,477,434	$—	$—
Total	$2,477,434	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	18,546	—
Total - Net	$2,477,434	$18,546	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$66,126,707	$—	$—
Investment of Cash Collateral for Securities Loaned	—	938,235	—
Total	$66,126,707	$938,235	$—
Unrealized Appreciation on Foreign Currency Contracts	—	106	—
Total - Net	$66,126,707	$938,341	$—

160	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$189,889,861	$984,067	$—
Japan	472,665,206	2,081,583	—
Other*	1,169,131,931	—	—
Rights	—	606,154	—
Exchange-Traded Funds	4,748,560	—	—
Investment of Cash Collateral for Securities Loaned	—	98,341,681	—
Total	$1,836,435,558	$102,013,485	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,677,727,028	$—	$—
Investment of Cash Collateral for Securities Loaned	—	44,852,724	—
Total	$5,677,727,028	$44,852,724	$—
Unrealized Appreciation on Foreign Currency Contracts	—	143,784,110	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,381,794)	—
Total - Net	$5,677,727,028	$185,255,040	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$17,724,187	$146,053	$—
Other*	15,740,615	—	—
Investment of Cash Collateral for Securities Loaned	—	362,795	—
Total	$33,464,802	$508,848	$—
Unrealized Appreciation on Foreign Currency Contracts	—	873,507	—
Unrealized Depreciation on Foreign Currency Contracts	—	(17,846)	—
Total - Net	$33,464,802	$1,364,509	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,290,908	$—	$—
Investment of Cash Collateral for Securities Loaned	—	71,565	—
Total	$14,290,908	$71,565	$—
Unrealized Appreciation on Foreign Currency Contracts	—	356,109	—
Unrealized Depreciation on Foreign Currency Contracts	—	(616)	—
Total - Net	$14,290,908	$427,058	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$8,627,602	$267,262	$—
Food & Staples Retailing	3,007,820	35,304	—
Household Durables	2,695,852	49,211	—
Other*	123,690,217	—	—
Rights	—	29,500	—
Investment of Cash Collateral for Securities Loaned	—	6,930,429	—
Total	$138,021,491	$7,311,706	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,801,895	—
Unrealized Depreciation on Foreign Currency Contracts	—	(139,563)	—
Total - Net	$138,021,491	$10,974,038	$—

WisdomTree Trust	161

Notes to Financial Statements (unaudited) (continued)

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$69,666,784	$2,681,333	$—
Food & Staples Retailing	25,294,451	670,775	—
Household Durables	21,985,453	364,738	—
Other*	977,802,306	—	—
Rights	—	180,176	—
Exchange-Traded Fund	3,860,919	—	—
Investment of Cash Collateral for Securities Loaned	—	50,028,488	—
Total	$1,098,609,913	$53,925,510	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

During the six months or period ended September 30, 2018, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2018 and open positions in such derivatives as of September 30, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 168 and 169. At September 30, 2018, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of September 30, 2018, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Australia Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$20
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	30,902,726	Unrealized depreciation on foreign currency contracts	9,826,873
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	713,764	Unrealized depreciation on foreign currency contracts	43,236
Europe Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	98	Unrealized depreciation on foreign currency contracts	51
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	285,158	Unrealized depreciation on foreign currency contracts	2,228
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	24	Unrealized depreciation on foreign currency contracts	128

162	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$3,466,918	Unrealized depreciation on foreign currency contracts	$1,297,588
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	48
International Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	18,546	Unrealized depreciation on foreign currency contracts	—
International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	106	Unrealized depreciation on foreign currency contracts	—
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	143,784,110	Unrealized depreciation on foreign currency contracts	3,381,794
Japan Hedged Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	873,507	Unrealized depreciation on foreign currency contracts	17,846
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	356,109	Unrealized depreciation on foreign currency contracts	616
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,801,895	Unrealized depreciation on foreign currency contracts	139,563

For the six months or period ended September 30, 2018, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Australia Dividend Fund
Foreign exchange contracts	$732	$(17)
Europe Hedged Equity Fund
Foreign exchange contracts	368,534,778	56,802,777
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	10,857,812	1,591,267
Europe Quality Dividend Growth Fund
Foreign exchange contracts	1,492	47
Europe SmallCap Dividend Fund
Foreign exchange contracts	(56,286)	(7,726)
Germany Hedged Equity Fund
Foreign exchange contracts	5,271,726	847,158
International Dividend ex-Financials Fund
Foreign exchange contracts	20,130	427
International Equity Fund
Foreign exchange contracts	51,442	—
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	32,534,676	2,877,483
International High Dividend Fund
Foreign exchange contracts	43,226	(47)
International LargeCap Dividend Fund
Foreign exchange contracts	48,362	(407)
International MidCap Dividend Fund
Foreign exchange contracts	51,089	1

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Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
International Multifactor Fund[3]
Foreign exchange contracts	$1,275	$18,546
International Quality Dividend Growth Fund
Foreign exchange contracts	(17,586)	84
International SmallCap Dividend Fund
Foreign exchange contracts	231,639	—
Equity contracts	342,345	—
Japan Hedged Equity Fund
Foreign exchange contracts	287,135,065	171,673,102
Japan Hedged Financials Fund
Foreign exchange contracts	1,969,001	890,549
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	686,678	367,205
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	9,652,645	3,837,029
Japan SmallCap Dividend Fund
Foreign exchange contracts	(355,532)	—

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

[3]	For the period August 10, 2018 (commencement of operations) through September 30, 2018.

During the six months or period ended September 30, 2018, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Australia Dividend Fund
Foreign exchange contracts	$—	$10,222	$—
Europe Hedged Equity Fund
Foreign exchange contracts	6,040,527,692	11,799,817,091	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	187,239,472	369,345,850	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	26,862	12,518	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	127,364	413,598	—
Germany Hedged Equity Fund
Foreign exchange contracts	86,505,879	169,175,617	—
International Dividend ex-Financials Fund
Foreign exchange contracts	11,071	101,759	—
International Equity Fund
Foreign exchange contracts	21,262	108,530	—
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	540,814,158	1,056,974,998	—
International High Dividend Fund
Foreign exchange contracts	55	109,624	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	194,459	—
International MidCap Dividend Fund
Foreign exchange contracts	—	128,769	—

164	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
International Multifactor Fund[1]
Foreign exchange contracts	$—	$961,994	$—
International Quality Dividend Growth Fund
Foreign exchange contracts	77,626	94,255	—
International SmallCap Dividend Fund
Equity contracts[2]	—	—	12,774,559
Foreign exchange contracts	107,352	114,286	—
Japan Hedged Equity Fund
Foreign exchange contracts	6,422,852,389	12,517,126,614	—
Japan Hedged Financials Fund
Foreign exchange contracts	40,931,527	77,338,567	—
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	14,023,035	28,057,969	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	186,510,269	362,480,564	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	194,044	—

[1]	For the period August 10, 2018 (commencement of operations) through September 30, 2018.

[2]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer ("CCO"); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

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Notes to Financial Statements (unaudited) (continued)

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, other than the Currency Hedged Equity Funds, utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized Forward Contracts to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The International SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take

166	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the

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Notes to Financial Statements (unaudited) (continued)

collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Australia Dividend Fund
Securities Lending	$2,341,922	$—	$(2,341,922)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—	—	20	—	—	20
Europe Hedged Equity Fund
Securities Lending	29,679,896	—	(29,679,896)[1]	—	—	—	—	—
Foreign Currency Contracts	30,902,726	(9,817,391)	—	21,085,335	9,826,873	(9,817,391)	—	9,482
Europe Hedged SmallCap Equity Fund
Securities Lending	9,721,666	—	(9,721,666)[1]	—	—	—	—	—
Foreign Currency Contracts	713,764	(3,384)	—	710,380	43,236	(3,384)	—	39,852
Europe Quality Dividend Growth Fund
Securities Lending	601,111	—	(601,111)[1]	—	—	—	—	—
Foreign Currency Contracts	98	(51)	—	47	51	(51)	—	—
Europe SmallCap Dividend Fund
Securities Lending	84,352,918	—	(84,352,918)[1]	—	—	—	—	—
Germany Hedged Equity Fund
Foreign Currency Contracts	285,158	(1,290)	—	283,868	2,228	(1,290)	—	938
International Dividend ex-Financials Fund
Securities Lending	5,940,742	—	(5,940,742)[1]	—	—	—	—	—
Foreign Currency Contracts	24	(24)	—	—	128	(24)	—	104
International Equity Fund
Securities Lending	17,644,556	—	(17,644,556)[1]	—	—	—	—	—
International Hedged Quality Dividend Growth Fund
Securities Lending	7,711,246	—	(7,711,246)[1]	—	—	—	—	—
Foreign Currency Contracts	3,466,918	(1,287,790)	—	2,179,128	1,297,588	(1,287,790)	—	9,798
International High Dividend Fund
Securities Lending	7,978,865	—	(7,978,865)[1]	—	—	—	—	—
Foreign Currency Contracts	1	(1)	—	—	48	(1)	—	47
International LargeCap Dividend Fund
Securities Lending	3,180,528	—	(3,180,528)[1]	—	—	—	—	—
International MidCap Dividend Fund
Securities Lending	9,290,322	—	(9,290,322)[1]	—	—	—	—	—
International Multifactor Fund
Foreign Currency Contracts	18,546	—	—	18,546	—	—	—	—
International Quality Dividend Growth Fund
Securities Lending	1,185,281	—	(1,185,281)[1]	—	—	—	—	—
Foreign Currency Contracts	106	—	—	106	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	164,570,112	—	(164,570,112)[1]	—	—	—	—	—

168	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Japan Hedged Equity Fund
Securities Lending	$239,441,247	$—	$(239,441,247)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	143,784,110	(3,374,079)	—	140,410,031	3,381,794	(3,374,079)	—	7,715
Japan Hedged Financials Fund
Securities Lending	520,182	—	(520,182)[1]	—	—	—	—	—
Foreign Currency Contracts	873,507	(17,235)	—	856,272	17,846	(17,235)	—	611
Japan Hedged Quality Dividend Growth Fund
Securities Lending	125,542	—	(125,542)[1]	—	—	—	—	—
Foreign Currency Contracts	356,109	(359)	—	355,750	616	(359)	—	257
Japan Hedged SmallCap Equity Fund
Securities Lending	15,854,885	—	(15,854,885)[1]	—	—	—	—	—
Foreign Currency Contracts	3,801,895	(137,067)	—	3,664,828	139,563	(137,067)	—	2,496
Japan SmallCap Dividend Fund
Securities Lending	107,647,747	—	(107,647,747)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) to provide sub-advisory services to the Funds. BNY Mellon AMNA is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and

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Notes to Financial Statements (unaudited) (continued)

counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Australia Dividend Fund	0.58%	—	—
Europe Hedged Equity Fund	0.58%	—	—
Europe Hedged SmallCap Equity Fund	0.58%	—	—
Europe Quality Dividend Growth Fund	0.58%	—	—
Europe SmallCap Dividend Fund	0.58%	—	—
Germany Hedged Equity Fund	0.48%	—	—
International Dividend ex-Financials Fund	0.58%	—	—
International Equity Fund	0.48%	—	—
International Hedged Quality Dividend Growth Fund	0.58%	—	—
International High Dividend Fund	0.58%	—	—
International LargeCap Dividend Fund	0.48%	—	—
International MidCap Dividend Fund	0.58%	—	—
International Multifactor Fund	0.38%	—
International Quality Dividend Growth Fund	0.48%	(0.10)%	July 31, 2019
International SmallCap Dividend Fund	0.58%	—	—
Japan Hedged Equity Fund	0.48%	—	—
Japan Hedged Financials Fund	0.48%	—	—
Japan Hedged Quality Dividend Growth Fund	0.48%	(0.05)%	July 31, 2019
Japan Hedged SmallCap Equity Fund	0.58%	—	—
Japan SmallCap Dividend Fund	0.58%	—	—
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2018 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2018	Dividend Income
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$5,240,125	$13,563,180	$16,581,673	$(419,398)	$44,479	$1,846,713	$135,386
International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$130,035	$2,943,204	$2,759,848	$(101,142)	$(2,834)	$209,415	$44,215
International Equity Fund
International Dividend ex-Financials Fund	$174	$6,989,802	$6,638,025	$(253,319)	$1,634	$100,266	$91,862
International High Dividend Fund
International LargeCap Dividend Fund	$267,690	$3,841,326	$4,080,520	$(30,957)	$2,461	$—	$30,209
International LargeCap Dividend Fund
International MidCap Dividend Fund	$759,963	$6,549,368	$6,881,313	$(291,759)	$(13,840)	$122,419	$95,782
International MidCap Dividend Fund
Australia Dividend Fund	$42,653	$849,853	$873,906	$(20,861)	$2,261	$—	$5,025
Japan Hedged Equity Fund	43,912	1,148,380	1,124,839	(67,919)	466	—	21,960
Total	$86,565	$1,998,233	$1,998,745	$(88,780)	$2,727	$—	$26,985

170	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2018	Dividend Income
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$3,899,580	$20,050,139	$20,225,667	$(1,023,901)	$(99,027)	$2,601,124	$446,311
Japan SmallCap Dividend Fund	3,220,099	16,339,943	16,832,993	(590,036)	10,423	2,147,436	104,395
Total	$7,119,679	$36,390,082	$37,058,660	$(1,613,937)	$(88,604)	$4,748,560	$550,706
Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$244,988	$43,961,770	$40,692,090	$94,504	$251,747	$3,860,919	$106,415

During the six months ended September 30, 2018, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended September 30, 2018, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Australia Dividend Fund	$1,315,677	$2,134,388	$443,753
Europe Hedged Equity Fund	39,737,547	36,650,074	3,285
Europe Hedged SmallCap Equity Fund	6,028,052	16,971,749	(1,931,088)
Europe Quality Dividend Growth Fund	9,625,343	6,026,315	(793,885)
Europe SmallCap Dividend Fund	31,510,689	36,626,881	(6,152,539)
Germany Hedged Equity Fund	470,900	1,823,617	(196,590)
International Dividend ex-Financials Fund	13,877,676	5,771,492	(818,512)
International Equity Fund	19,610,096	14,525,642	(1,539,871)
International Hedged Quality Dividend Growth Fund	73,654,665	53,992,452	(668,612)
International High Dividend Fund	8,417,668	10,417,272	446,180
International LargeCap Dividend Fund	8,293,269	8,297,266	(271,091)
International MidCap Dividend Fund	17,691,021	17,363,998	(2,828,445)
International Quality Dividend Growth Fund	8,339,962	6,172,083	(81,982)
International SmallCap Dividend Fund	63,918,420	69,647,996	(9,894,775)
Japan Hedged Equity Fund	34,043,531	45,013,975	(690,315)
Japan Hedged Quality Dividend Growth Fund	1,019,165	1,433,974	3,054
Japan Hedged SmallCap Equity Fund	5,157,252	7,943,417	801,201
Japan SmallCap Dividend Fund	31,403,928	32,485,611	(4,111,933)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
WisdomTree Europe Hedged Equity Fund	—	$—	$143
WisdomTree Europe SmallCap Dividend Fund	—	—	31
WisdomTree International Equity Fund	119	6,322	396
WisdomTree International High Dividend Fund	79	3,301	182
WisdomTree International Quality Dividend Growth Fund	439	12,981	225
WisdomTree International SmallCap Dividend Fund	263	18,710	876
WisdomTree Japan Hedged Equity Fund	117	6,780	255
WisdomTree Japan SmallCap Dividend Fund	27	2,089	39

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2018, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units,

WisdomTree Trust	171

Notes to Financial Statements (unaudited) (continued)

shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2018 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Australia Dividend Fund	$8,808,495	$8,734,016	$2,835,028	$—
Europe Hedged Equity Fund	1,071,797,814	660,551,228	—	1,338,063,145
Europe Hedged SmallCap Equity Fund	69,707,560	54,790,382	57,090,139	27,994,276
Europe Quality Dividend Growth Fund	23,404,217	23,548,356	14,219,969	10,429,927
Europe SmallCap Dividend Fund	508,140,322	434,385,052	6,928,689	265,269,830
Germany Hedged Equity Fund	13,293,604	7,622,999	3,033,772	18,451,480
International Dividend ex-Financials Fund	70,379,604	70,804,171	—	8,499,011
International Equity Fund	122,287,895	119,783,522	47,770,076	48,936,209
International Hedged Quality Dividend Growth Fund	289,815,025	252,768,575	71,271,115	135,131,908
International High Dividend Fund	62,667,849	63,339,463	—	14,646,751
International LargeCap Dividend Fund	50,717,708	51,773,877	7,434,744	33,024,917
International MidCap Dividend Fund	73,460,760	73,515,775	33,483,480	19,783,472
International Multifactor Fund[1]	634,184	626,562	2,489,694	—
International Quality Dividend Growth Fund	31,138,630	30,289,130	46,729,249	3,094,864
International SmallCap Dividend Fund	647,687,860	557,619,487	38,294,111	99,491,389
Japan Hedged Equity Fund	1,215,695,230	867,984,414	340,141,676	1,358,889,829
Japan Hedged Financials Fund	6,201,884	3,966,695	23,231,739	31,723,375
Japan Hedged Quality Dividend Growth Fund	4,580,834	3,581,866	—	—
Japan Hedged SmallCap Equity Fund	56,766,924	46,015,941	—	70,858,920
Japan SmallCap Dividend Fund	410,777,440	335,053,424	150,471,853	164,841,822
[1]	For the period August 10, 2018 (commencement of operations) through September 30, 2018.

6. FEDERAL INCOME TAXES

At September 30, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$36,926,787	$4,039,486	$(2,886,798)	$1,152,688
Europe Hedged Equity Fund	5,097,101,142	766,497,339	(756,855,447)	9,641,892
Europe Hedged SmallCap Equity Fund	177,858,153	22,132,856	(11,826,366)	10,306,490
Europe Quality Dividend Growth Fund	73,016,256	5,515,801	(3,413,619)	2,102,182
Europe SmallCap Dividend Fund	1,049,261,822	86,220,075	(132,186,470)	(45,966,395)
Germany Hedged Equity Fund	73,055,352	8,709,167	(8,956,994)	(247,827)
International Dividend ex-Financials Fund	194,874,615	9,628,173	(19,922,025)	(10,293,852)
International Equity Fund	807,599,259	132,766,507	(40,444,099)	92,322,408
International Hedged Quality Dividend Growth Fund	477,781,937	55,325,950	(30,911,419)	24,414,531
International High Dividend Fund	309,749,166	29,251,832	(26,053,743)	3,198,089

172	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International LargeCap Dividend Fund	$382,640,247	$49,373,549	$(25,828,214)	$23,545,335
International MidCap Dividend Fund	258,532,473	43,403,924	(9,125,593)	34,278,331
International Multifactor Fund	2,472,820	68,525	(45,365)	23,160
International Quality Dividend Growth Fund	67,068,284	3,310,837	(3,314,073)	(3,236)
International SmallCap Dividend Fund	1,712,824,389	321,225,283	(95,600,629)	225,624,654
Japan Hedged Equity Fund	5,403,132,095	832,972,690	(373,122,717)	459,849,973
Japan Hedged Financials Fund	36,471,921	1,239,444	(2,882,054)	(1,642,610)
Japan Hedged Quality Dividend Growth Fund	12,803,841	2,401,261	(487,136)	1,914,125
Japan Hedged SmallCap Equity Fund	138,648,567	17,325,436	(6,978,474)	10,346,962
Japan SmallCap Dividend Fund	1,073,952,204	119,032,479	(40,449,260)	78,583,219

7. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments become effective 30 days after their publication in the Federal Register — which, as of the date of this Semi-Annual Report, will be November 5, 2018. WTAM is currently evaluating the impact that these amendments will have on the Trust’s financial statements and related disclosures.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and determined that there is no significant impact on the Trust’s financial statements. WTAM has early adopted the following ASU 2018-13 guidance in the Trust financial statements pertaining to the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels.

WisdomTree Trust	173

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements (except the WisdomTree International Multifactor Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 24-25, 2018 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and the Sub-Advisory Agreement (the “BNY Mellon AMNA Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) coordinates the investment and reinvestment of the assets of the Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 2, 2018, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser, and oversight of, and the provision of consultation to, the Sub-Adviser, with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser, under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser, under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted

174	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to

WisdomTree Trust	175

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of Approval of Investment Advisory and Sub-Advisory Agreements for the WisdomTree International Multifactor Fund

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 20-21, 2018, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on June 20, 2018. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund will be actively managed using a model-based approach. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

176	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a model-based function, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale

As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust	177

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

178	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit size aggregations of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1363

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 6, 2018

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 6, 2018